2023 QUARTERLY REPORT
Russell Investment Company
January 31, 2023
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 31 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
25 of these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Strategic Equity Fund 13
U.S. Small Cap Equity Fund 20
International Developed Markets Fund 33
Global Equity Fund 43
Emerging Markets Fund 53
Tax-Managed U.S. Large Cap Fund 64
Tax-Managed U.S. Mid & Small Cap Fund 69
Tax-Managed International Equity Fund 79
Tax-Managed Real Assets Fund 95
Opportunistic Credit Fund 103
Unconstrained Total Return Fund 144
Strategic Bond Fund 166
Investment Grade Bond Fund 203
Short Duration Bond Fund 223
Tax-Exempt High Yield Bond Fund 246
Tax-Exempt Bond Fund 309
Global Infrastructure Fund 380
Global Real Estate Securities Fund 386
Multi-Strategy Income Fund 391
Multi-Asset Growth Strategy Fund 425
Multifactor U.S. Equity Fund 459
Multifactor International Equity Fund 467
Multifactor Bond Fund 479
Notes to Schedules of Investments 488
Notes to Quarterly Report 490
Russell Investment Company
Quarterly Report
January 31, 2023 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners, L.P.
Certain Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.0%
Consumer Discretionary - 7.8%
Advance Auto Parts, Inc. 3,877 590
Amazon.com, Inc.(Æ) 6,254 645
Autoliv, Inc. 8,322 767
Best Buy Co., Inc. 7,714 684
Comcast Corp. Class A 51,665 2,033
Costco Wholesale Corp. 1,325 677
Dollar Tree, Inc.(Æ) 2,287 343
eBay, Inc. 14,563 721
General Motors Co. 34,856 1,371
Home Depot, Inc. (The) 2,222 720
Kohl's Corp. 3,941 128
Lennar Corp. Class A 2,277 233
Lithia Motors, Inc. Class A 2,846 749
McDonald's Corp. 1,793 479
New York Times Co. (The) Class A 9,184 320
Nike, Inc. Class B 3,023 385
Omnicom Group, Inc. 3,067 264
PulteGroup, Inc. 23,336 1,328
Ralph Lauren Corp. Class A 2,551 316
Target Corp. 8,107 1,396
VF Corp. 8,014 248
Walmart, Inc. 4,492 646
Walt Disney Co. (The)(Æ) 20,424 2,216
Yum! Brands, Inc. 1,356 177
17,436
Consumer Staples - 9.8%
Altria Group, Inc. 4,000 180
Archer-Daniels-Midland Co. 6,313 523
Church & Dwight Co., Inc. 2,264 183
Coca-Cola Co. (The) 9,201 564
Coca-Cola European Partners PLC 32,257 1,814
Conagra Brands, Inc. 25,340 942
CVS Health Corp. 44,052 3,886
General Mills, Inc. 7,696 603
Haleon PLC - ADR(Æ) 104,678 848
Hershey Co. (The) 1,022 230
Ingredion, Inc. 6,928 712
JM Smucker Co. (The) 1,636 250
Kellogg Co. 2,093 144
Kimberly-Clark Corp. 859 112
Kraft Heinz Co. (The) 9,244 375
Kroger Co. (The) 38,441 1,716
Molson Coors Beverage Co. Class B 17,254 907
Mondelez International, Inc. Class A 6,151 403
PepsiCo, Inc. 3,459 592
Philip Morris International, Inc. 30,375 3,166
Procter & Gamble Co. (The) 12,758 1,816
Sysco Corp. 2,942 228
Tyson Foods, Inc. Class A 17,678 1,162
Walgreens Boots Alliance, Inc. 12,654 466
21,822
Energy - 7.8%
BP PLC - ADR 41,988 1,521
Canadian Natural Resources, Ltd. 13,638 838
Chevron Corp. 13,247 2,305
Enbridge, Inc. 42,822 1,754
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EOG Resources, Inc. 5,466 723
Exxon Mobil Corp. 15,408 1,787
Hess Corp. 13,423 2,016
Kinder Morgan, Inc. 21,421 392
Magna International, Inc. Class A 8,643 561
Marathon Petroleum Corp. 5,500 707
ONEOK, Inc. 4,456 305
Phillips 66 24,250 2,432
Shell PLC - ADR 20,781 1,222
Valero Energy Corp. 5,638 790
17,353
Financial Services - 21.0%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 20,726 1,310
Aflac, Inc. 5,599 411
AGNC Investment Corp.(Æ) 15,068 175
Allstate Corp. (The) 17,510 2,249
American Financial Group, Inc. 2,838 405
American International Group, Inc. 4,282 271
American Tower Corp.(ö) 1,597 357
Ameriprise Financial, Inc. 893 313
Apartment Income REIT Corp.(ö) 6,461 247
AvalonBay Communities, Inc.(ö) 1,761 312
Bank of America Corp. 52,648 1,868
Berkshire Hathaway, Inc. Class B(Æ) 11,231 3,499
CBRE Group, Inc. Class A(Æ) 3,392 290
Charles Schwab Corp. (The) 15,246 1,180
Chubb, Ltd. 10,795 2,456
Cincinnati Financial Corp. 1,472 167
Citigroup, Inc. 61,081 3,190
Citizens Financial Group, Inc. 3,724 161
CME Group, Inc. Class A 1,356 240
Corporate Office Properties Trust(ö) 20,592 578
Crown Castle, Inc.(ö) 1,559 231
Cullen/Frost Bankers, Inc. 1,603 209
Digital Realty Trust, Inc.(ö) 2,490 285
Equity Residential(ö) 3,316 211
Fifth Third Bancorp 6,431 233
Hartford Financial Services Group, Inc. 3,378 262
Howard Hughes Corp. (The)(Æ) 6,981 597
Hudson Pacific Properties, Inc.(ö) 8,866 101
Intercontinental Exchange, Inc. 2,763 297
JPMorgan Chase & Co. 35,992 5,037
KeyCorp. 8,525 164
M&T Bank Corp. 973 152
Marsh & McLennan Cos., Inc. 3,029 530
MasterCard, Inc. Class A 2,362 875
MetLife, Inc. 5,246 383
New York Community Bancorp, Inc. 106,759 1,066
Northern Trust Corp. 15,977 1,549
Old Republic International Corp. 10,430 275
PNC Financial Services Group, Inc. (The) 2,295 380
Principal Financial Group, Inc. 2,851 264
Progressive Corp. (The) 3,550 484
Prologis, LP(ö) 4,373 565
Prudential Financial, Inc. 3,070 322
Public Storage(ö) 1,136 346
Regions Financial Corp. 11,117 262
Reinsurance Group of America, Inc. Class A 4,415 670

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SEI Investments Co. 5,818 363
Signature Bank 1,120 144
Simon Property Group, Inc.(ö) 1,735 223
T. Rowe Price Group, Inc. 7,007 816
TFS Financial Corp. 8,274 118
Travelers Cos., Inc. (The) 1,901 363
Truist Financial Corp. 8,092 400
US Bancorp 31,115 1,550
Visa, Inc. Class A 4,040 930
Voya Financial, Inc. 3,722 260
Wells Fargo & Co. 82,634 3,873
Weyerhaeuser Co.(ö) 26,770 922
Willis Towers Watson PLC(Æ) 5,068 1,288
46,679
Health Care - 15.5%
Abbott Laboratories 5,960 659
AbbVie, Inc. 4,350 643
Amgen, Inc. 1,956 494
AstraZeneca PLC - ADR 10,875 711
Baxter International, Inc. 18,871 862
Becton Dickinson and Co. 5,812 1,466
Biogen, Inc.(Æ) 931 271
Bristol-Myers Squibb Co. 18,701 1,359
Cigna Corp. 8,043 2,547
Danaher Corp. 1,839 486
Dentsply Sirona, Inc. 23,860 879
Eli Lilly & Co. 1,846 635
Envista Holdings Corp.(Æ) 8,660 338
Gilead Sciences, Inc. 8,692 730
GSK Finance No. 3 PLC - ADR 31,103 1,097
Henry Schein, Inc.(Æ) 2,152 185
Hologic, Inc.(Æ) 3,409 277
Horizon Therapeutics PLC(Æ) 10,125 1,111
Humana, Inc. 1,398 715
Illumina, Inc.(Æ) 1,675 359
Jazz Pharmaceuticals PLC(Æ) 6,803 1,066
Johnson & Johnson 16,416 2,683
Laboratory Corp. of America Holdings 1,087 274
Medtronic PLC 36,217 3,031
Merck & Co., Inc. 32,855 3,529
Perrigo Co. PLC 17,055 638
Pfizer, Inc. 40,852 1,804
Quest Diagnostics, Inc. 1,855 275
Regeneron Pharmaceuticals, Inc.(Æ) 781 592
Stryker Corp. 1,521 386
Syneos Health, Inc. Class A(Æ) 16,305 586
Thermo Fisher Scientific, Inc. 1,165 664
United Therapeutics Corp.(Æ) 653 172
UnitedHealth Group, Inc. 4,019 2,006
Vertex Pharmaceuticals, Inc.(Æ) 893 288
Viatris, Inc. 63,436 771
34,589
Materials and Processing - 5.5%
Air Products & Chemicals, Inc. 8,681 2,782
Amcor PLC 20,591 248
AptarGroup, Inc. 2,477 287
Crown Holdings, Inc. 12,039 1,061
Dow, Inc. 7,673 455
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DuPont de Nemours, Inc. 33,827 2,502
International Flavors & Fragrances, Inc. 12,270 1,380
Linde PLC(Æ) 888 294
LyondellBasell Industries Class A 3,410 330
Newmont Corp. 24,901 1,318
Nucor Corp. 3,190 539
Packaging Corp. of America 1,893 270
Royal Gold, Inc. 3,422 435
Southern Copper Corp. 4,956 373
12,274
Producer Durables - 8.1%
3M Co. 4,615 531
Alaska Air Group, Inc.(Æ) 13,905 714
Ametek, Inc. 1,221 177
Amphenol Corp. Class A 4,209 336
Automatic Data Processing, Inc. 1,985 448
Carlisle Cos., Inc. 394 99
Cummins, Inc. 792 198
Deere & Co. 2,054 868
Delta Air Lines, Inc.(Æ) 37,203 1,455
Emerson Electric Co. 3,352 302
FedEx Corp. 8,192 1,588
General Dynamics Corp. 8,217 1,915
Global Payments, Inc. 10,433 1,176
Honeywell International, Inc. 1,138 237
Illinois Tool Works, Inc. 1,341 317
L3Harris Technologies, Inc. 1,840 395
Lockheed Martin Corp. 1,301 603
Moody's Corp. 545 176
Northrop Grumman Corp. 786 352
PACCAR Financial Corp. 3,992 436
Paychex, Inc. 2,250 261
Rockwell Automation, Inc. 546 154
Snap-on, Inc. 1,156 288
Stanley Black & Decker, Inc. 20,840 1,861
Union Pacific Corp. 2,201 449
United Parcel Service, Inc. Class B 2,579 478
Vontier Corp. 44,304 1,020
Waste Management, Inc. 2,249 348
Zebra Technologies Corp. Class A(Æ) 2,686 849
18,031
Technology - 11.0%
Accenture PLC Class A 2,016 563
Activision Blizzard, Inc. 2,490 191
Adobe, Inc.(Æ) 597 221
Alphabet, Inc. Class A(Æ) 10,657 1,053
Alphabet, Inc. Class C(Æ) 7,631 762
Amdocs, Ltd. 1,975 182
Apple, Inc. 5,048 728
Broadcom, Inc. 696 407
Cisco Systems, Inc. 23,661 1,152
Cognizant Technology Solutions Corp.
Class A 4,372 292
Corning, Inc. 12,139 420
Electronic Arts, Inc. 1,091 141
Fiserv, Inc.(Æ) 1,688 180
Hewlett Packard Enterprise Co. 25,907 418
HP, Inc.(Æ) 20,559 599

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intel Corp. 34,830 984
International Business Machines Corp. 6,875 926
Intuit, Inc. 769 325
Jack Henry & Associates, Inc. 1,138 205
Meta Platforms, Inc. Class A(Æ) 22,561 3,361
Micron Technology, Inc. 29,614 1,786
Microsoft Corp. 3,050 756
Motorola Solutions, Inc. 1,196 307
NVIDIA Corp. 3,461 676
Oracle Corp. 26,711 2,363
Qorvo, Inc.(Æ) 2,082 226
QUALCOMM, Inc. 3,027 403
Raytheon Technologies Corp.(Æ) 19,155 1,913
Salesforce, Inc.(Æ) 733 123
Synopsys, Inc.(Æ) 1,288 456
Teradyne, Inc. 10,691 1,087
Texas Instruments, Inc. 3,263 578
VMware, Inc. Class A(Æ) 5,260 644
24,428
Utilities - 7.5%
American Electric Power Co., Inc. 4,535 426
AT&T, Inc. 82,526 1,681
CenterPoint Energy, Inc. 6,748 203
ConocoPhillips Co. 22,080 2,691
Consolidated Edison, Inc. 4,105 391
Dominion Energy, Inc. 4,246 270
Duke Energy Corp. 2,866 294
Edison International 17,400 1,199
Entergy Corp. 13,336 1,444
Evergy, Inc. 2,653 166
Exelon Corp. 5,285 223
FirstEnergy Corp. 31,687 1,298
NextEra Energy, Inc. 5,199 388
Pinnacle West Capital Corp. 14,841 1,106
Southern Co. (The) 6,837 463
T-Mobile USA, Inc.(Æ) 17,937 2,678
UGI Corp. 19,797 789
Verizon Communications, Inc. 22,022 915
16,625
Total Common Stocks
(cost $143,682) 209,237
Short-Term Investments - 5.6%
U.S. Cash Management Fund(@) 12,464,070
(∞)
12,462
Total Short-Term Investments
(cost $12,460) 12,462
Total Investments - 99.6%
(identified cost $156,142) 221,699
Other Assets and Liabilities,
Net - 0.4%
840
Net Assets - 100.0%
222,539

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 60 USD 12,270 03/23 287
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 287
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 17,436 $ — $ —
$ —
$ 17,436
Consumer Staples 21,822 — —
—
21,822
Energy 17,353 — —
—
17,353
Financial Services 46,679 — —
—
46,679
Health Care 34,589 — —
—
34,589
Materials and Processing 12,274 — —
—
12,274
Producer Durables 18,031 — —
—
18,031
Technology 24,428 — —
—
24,428
Utilities 16,625 — —
—
16,625
Short-Term Investments — — — 12,462 12,462
Total Investments
209,237 — — 12,462 221,699
Other Financial Instruments
Assets
Futures Contracts 287 — — — 287
Total Other Financial Instruments
*
$ 287 $ — $ — $ — $ 287
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, s ee note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.0%
Consumer Discretionary - 14.8%
Advance Auto Parts, Inc. 341 52
Amazon.com, Inc.(Æ)(Û) 36,230 3,736
AutoZone, Inc.(Æ) 361 880
Beacon Roofing Supply, Inc.(Æ) 2,621 149
Bright Horizons Family Solutions, Inc.(Æ)
(Ð) 2,295 176
Comcast Corp. Class A 12,854 506
Costco Wholesale Corp. 991 507
Dollar General Corp. 9,747 2,277
Domino's Pizza, Inc.(Ð) 1,083 382
DR Horton, Inc. 2,203 217
eBay, Inc. 942 47
Expedia Group, Inc.(Æ) 5,104 583
FactSet Research Systems, Inc. 961 406
Foot Locker, Inc. 4,325 188
Ford Motor Co. 24,366 329
Garmin, Ltd. 772 76
General Motors Co. 9,136 359
Goodyear Tire & Rubber Co. (The)(Æ) 6,049 68
Grand Canyon Education, Inc.(Æ)(Ð) 1,630 190
Harley-Davidson, Inc. 7,649 352
Hasbro, Inc. 853 51
Hilton Worldwide Holdings, Inc. 5,257 763
Lear Corp. 2,023 295
Lowe's Cos., Inc. 9,041 1,883
Madison Square Garden Sports Corp. Class
A 1,774 323
Marriott International, Inc. Class A(Ð) 4,245 739
Netflix, Inc.(Æ) 2,507 887
Nike, Inc. Class B 17,313 2,204
Norton LifeLock, Inc.(Æ) 15,889 366
NVR, Inc.(Æ) 24 127
O'Reilly Automotive, Inc.(Æ)(Û) 1,037 822
PulteGroup, Inc. 3,668 209
Ross Stores, Inc. 16,117 1,905
SeaWorld Entertainment, Inc.(Æ) 1,514 94
Starbucks Corp. 11,263 1,229
Target Corp.(Û) 6,457 1,112
Tesla, Inc.(Æ) 3,330 577
Ulta Beauty, Inc.(Æ)(Û) 1,090 560
Walmart, Inc. 2,584 372
Walt Disney Co. (The)(Æ) 22,813 2,475
Yum! Brands, Inc. 7,099 927
Zillow Group, Inc. Class A(Æ) 5,468 235
29,635
Consumer Staples - 8.4%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 2,914 62
Altria Group, Inc.(Û) 19,373 873
Campbell Soup Co. 2,698 140
Casey's General Stores, Inc. 556 131
Church & Dwight Co., Inc.(Ð) 6,957 563
Coca-Cola Co. (The) 26,249 1,609
Colgate-Palmolive Co. 18,292 1,363
Conagra Brands, Inc. 16,714 622
CVS Health Corp. 20,609 1,818
Estee Lauder Cos., Inc. (The) Class A 178 49
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hershey Co. (The) 4,290 964
JM Smucker Co. (The) 5,244 801
Kroger Co. (The) 7,131 318
Mondelez International, Inc. Class A 26,227 1,716
Monster Beverage Corp.(Æ) 1,102 115
PepsiCo, Inc. 8,101 1,385
Pilgrim's Pride Corp.(Æ) 4,675 114
Post Holdings, Inc.(Æ) 3,848 365
Procter & Gamble Co. (The) 8,280 1,179
Sysco Corp. 25,845 2,002
Tyson Foods, Inc. Class A 4,429 291
Walgreens Boots Alliance, Inc. 8,412 310
16,790
Energy - 1.4%
Chevron Corp. 3,609 628
EOG Resources, Inc. 3,077 407
Exxon Mobil Corp. 4,188 486
Marathon Petroleum Corp.(Ð)(Û) 7,115 914
ONEOK, Inc. 1,313 90
Phillips 66 2,059 207
Texas Pacific Land Corp. 25 50
2,782
Financial Services - 18.0%
Aflac, Inc. 2,410 177
Allstate Corp. (The)(Ð)(Û) 5,414 695
American Express Co. 4,474 783
American Tower Corp.(ö) 6,117 1,366
Aon PLC Class A(Û) 2,789 889
Arch Capital Group, Ltd.(Æ) 1,480 95
Bank of New York Mellon Corp. (The)(Û) 13,423 679
Berkshire Hathaway, Inc. Class B(Æ) 4,558 1,420
BOK Financial Corp. 2,155 217
Brighthouse Financial, Inc.(Æ) 5,702 321
Brixmor Property Group, Inc.(ö) 10,716 252
Camden Property Trust(ö) 3,011 371
CBRE Group, Inc. Class A(Æ) 3,780 323
Charles Schwab Corp. (The) 21,248 1,645
Chubb, Ltd. 846 192
Comerica, Inc. 3,568 262
Cullen/Frost Bankers, Inc. 2,519 328
Equinix, Inc.(ö) 1,298 958
Equity Commonwealth(ö) 9,617 245
Essex Property Trust, Inc.(Ð)(ö) 1,353 306
Evercore, Inc. Class A 1,609 209
Extra Space Storage, Inc.(Ð)(ö) 2,257 356
Federated Hermes, Inc. Class B 4,073 160
First Industrial Realty Trust, Inc.(ö) 7,077 378
First Republic Bank(Û) 13,040 1,837
GXO Logistics, Inc.(Æ) 22,298 1,167
Hartford Financial Services Group, Inc.(Ð) 4,413 342
Healthpeak Properties, Inc.(Ð)(ö) 19,421 534
Host Hotels & Resorts, Inc.(Ð)(ö) 13,717 259
Howard Hughes Corp. (The)(Æ)(Ð) 1,906 163
Interactive Brokers Group, Inc. Class A(Ð) 3,273 262
Jackson Financial, Inc. Class A 3,970 175
Jones Lang LaSalle, Inc.(Æ) 1,932 357
KeyCorp. 14,074 270
Lamar Advertising Co. Class A(ö) 1,726 184

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LPL Financial Holdings, Inc. 2,004 475
Markel Corp.(Æ) 1,377 1,940
Marsh & McLennan Cos., Inc. 9,594 1,678
MasterCard, Inc. Class A 753 279
Nasdaq, Inc.(Ð) 5,763 347
Northern Trust Corp.(Ð) 2,155 209
Pinnacle Financial Partners, Inc.(Ð) 2,446 193
PJT Partners, Inc. Class A 1,485 119
Popular, Inc. 3,240 222
Progressive Corp. (The) 4,266 582
Raymond James Financial, Inc. 5,314 599
Reinsurance Group of America, Inc. Class A 3,149 478
RenaissanceRe Holdings, Ltd. 2,273 445
Ryman Hospitality Properties, Inc.(ö) 1,230 114
SBA Communications Corp.(ö)(Û) 1,925 573
SLM Corp.(Ð) 12,293 216
State Street Corp. 18,685 1,706
Synchrony Financial 17,578 646
Texas Capital Bancshares, Inc.(Æ) 1,728 114
Travelers Cos., Inc. (The) 615 117
Trustmark Corp. 2,951 86
US Bancorp 49,713 2,476
Visa, Inc. Class A 13,460 3,099
Weyerhaeuser Co.(ö) 10,975 378
WR Berkley Corp. 5,864 411
Zions Bancorp NA 5,117 272
35,951
Health Care - 13.6%
Abbott Laboratories 1,661 184
AmerisourceBergen Corp. Class A 3,009 508
Amgen, Inc. 6,566 1,657
Anthem, Inc.(Æ) 1,928 964
Baxter International, Inc. 14,310 654
Biogen, Inc.(Æ) 947 275
Cardinal Health, Inc.(Ð) 7,950 614
Danaher Corp. 3,874 1,024
Dentsply Sirona, Inc.(Ð) 6,318 233
Eli Lilly & Co. 691 238
Exelixis, Inc.(Æ) 14,834 261
Gilead Sciences, Inc. 2,831 238
Humana, Inc. 1,705 872
Incyte Corp.(Æ) 7,104 605
Intuitive Surgical, Inc.(Æ) 2,762 678
IQVIA, Inc.(Æ)(Ð) 6,925 1,589
Johnson & Johnson 17,065 2,789
McKesson Corp. 2,187 828
Medtronic PLC 13,715 1,148
Merck & Co., Inc. 5,110 549
Molina Healthcare, Inc.(Æ) 1,836 572
Neurocrine Biosciences, Inc.(Æ)(Ð) 2,737 304
Perrigo Co. PLC 15,840 593
Pfizer, Inc. 11,718 517
Quest Diagnostics, Inc. 3,319 493
Regeneron Pharmaceuticals, Inc.(Æ) 1,013 768
Sarepta Therapeutics, Inc.(Æ) 2,395 299
Thermo Fisher Scientific, Inc. 4,699 2,680
United Therapeutics Corp.(Æ) 2,618 689
UnitedHealth Group, Inc. 5,088 2,540
Vertex Pharmaceuticals, Inc.(Æ)(Û) 3,515 1,136
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Viatris, Inc. 47,342 576
27,075
Materials and Processing - 4.6%
Air Products & Chemicals, Inc. 2,255 723
Armstrong World Industries, Inc.(Ð) 2,781 215
Ashland Global Holdings, Inc. 2,073 226
Ball Corp. 16,554 964
Carrier Global Corp. 6,917 315
Copart, Inc.(Æ) 2,583 172
Eastman Chemical Co.(Ð) 3,897 344
Ecolab, Inc. 5,694 882
Element Solutions, Inc.(Æ)(Ð) 9,960 204
Fastenal Co. 999 50
FMC Corp.(Ð) 3,785 504
Huntsman Corp.(Ð) 5,508 175
Lennox International, Inc. 927 242
Linde PLC(Æ) 3,018 999
LKQ Corp. 4,159 245
LyondellBasell Industries Class A 1,549 150
Masco Corp.(Ð) 5,307 282
Owens Corning 513 50
Packaging Corp. of America 1,823 260
Reliance Steel & Aluminum Co. 996 227
Sherwin-Williams Co. (The) 2,745 649
Southern Copper Corp. 6,013 452
Trane Technologies PLC 4,462 799
9,129
Producer Durables - 13.8%
3M Co. 2,353 271
AECOM 4,250 371
AGCO Corp. 2,293 317
Allison Transmission Holdings, Inc. Class A 5,482 247
Amphenol Corp. Class A 14,143 1,128
Avery Dennison Corp. 353 67
Booz Allen Hamilton Holding Corp. Class
A(Ð)(Û) 3,802 360
Carlisle Cos., Inc.(Ð) 1,187 298
Cintas Corp. 73 32
Crane Holdings Co. 598 69
Cummins, Inc. 1,033 258
Eaton Corp. PLC 396 64
Emerson Electric Co. 1,299 117
Expeditors International of Washington, Inc.
(Ð) 6,866 743
FedEx Corp.(Û) 4,665 904
FleetCor Technologies, Inc.(Æ) 4,599 960
Fluor Corp.(Æ) 2,653 97
Fortive Corp. 22,969 1,563
Global Payments, Inc. 9,827 1,108
Honeywell International, Inc. 7,378 1,538
Insperity, Inc. 995 110
JB Hunt Transport Services, Inc. 776 147
Keysight Technologies, Inc.(Æ) 53 9
Knight-Swift Transportation Holdings, Inc.
(Æ) 3,845 227
L3Harris Technologies, Inc. 403 87
Lamb Weston Holdings, Inc. 4,827 482
Landstar System, Inc. 1,161 201

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lockheed Martin Corp. 2,008 930
Mettler-Toledo International, Inc.(Æ) 880 1,349
Moody's Corp. 4,655 1,502
Murphy USA, Inc. 974 265
Nordson Corp. 207 50
Old Dominion Freight Line, Inc. 753 251
Oshkosh Corp. 3,295 332
Otis Worldwide Corp. 3,829 315
PayPal Holdings, Inc.(Æ) 9,072 739
Pentair PLC 1,048 58
Republic Services, Inc. Class A 821 102
Robert Half International, Inc. 695 58
S&P Global, Inc. 2,634 988
Schneider National, Inc. Class B 20,066 532
Snap-on, Inc. 590 147
TE Connectivity, Ltd. 631 80
Terex Corp. 5,210 266
Textron, Inc. 5,862 427
TransDigm Group, Inc. 2,804 2,013
Travel + Leisure Co.(Æ) 5,984 254
Trimble Navigation, Ltd.(Æ) 1,015 59
United Parcel Service, Inc. Class B 10,135 1,877
United Rentals, Inc. 169 75
Vertiv Holdings Co. 22,091 314
Waste Management, Inc. 300 46
WillScot Mobile Mini Holdings Corp.(Æ) 2,515 122
WW Grainger, Inc.(Ð) 3,895 2,296
Xerox Holdings Corp. 13,077 214
Zebra Technologies Corp. Class A(Æ) 211 67
27,503
Technology - 26.2%
Accenture PLC Class A 1,269 354
Activision Blizzard, Inc. 3,275 251
Adobe, Inc.(Æ) 6,200 2,296
Akamai Technologies, Inc.(Æ) 701 62
Allegion PLC 2,166 255
Alphabet, Inc. Class A(Æ) 7,773 768
Alphabet, Inc. Class C(Æ)(Û) 44,196 4,414
Analog Devices, Inc. 1,823 313
Apple, Inc.(Û) 56,774 8,192
Applied Materials, Inc. 1,345 150
Arista Networks, Inc.(Æ) 296 37
Arrow Electronics, Inc.(Æ) 3,917 460
Atlassian Corp. Class A(Æ) 1,397 226
Autodesk, Inc.(Æ) 3,962 852
Booking Holdings, Inc.(Æ) 27 66
Box, Inc. Class A(Æ) 5,573 178
Broadcom, Inc. 556 325
CACI International, Inc. Class A(Æ) 338 104
Ciena Corp.(Æ)(Ð) 7,805 406
Cirrus Logic, Inc.(Æ)(Ð) 5,813 525
Cisco Systems, Inc. 10,795 525
Cognizant Technology Solutions Corp.
Class A 4,097 273
CommVault Systems, Inc.(Æ) 1,303 81
Corteva, Inc.(Ð) 13,157 848
CSG Systems International, Inc. 1,734 103
Dell Technologies, Inc. Class C(Û) 8,188 333
Dropbox, Inc. Class A(Æ) 16,702 388
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Electronic Arts, Inc. 2,192 282
F5, Inc.(Æ)(Ð) 2,484 367
Fortinet, Inc.(Æ)(Ð) 8,667 454
GoDaddy, Inc. Class A(Æ) 4,985 409
Insight Enterprises, Inc.(Æ)(Ð) 2,816 317
Intel Corp. 9,729 275
Intuit, Inc. 4,120 1,741
Jabil Circuit, Inc. 4,674 368
Juniper Networks, Inc.(Û) 17,632 570
Lyft, Inc. Class A(Æ) 19,398 315
Match Group, Inc.(Æ) 8,927 483
Meta Platforms, Inc. Class A(Æ) 3,938 587
Microchip Technology, Inc. 51,694 4,013
Microsoft Corp. 36,174 8,964
MSCI, Inc. Class A 2,035 1,082
NetApp, Inc.(Û) 6,867 455
Nutanix, Inc. Class A(Æ) 16,896 471
NVIDIA Corp. 3,542 692
Parsons Corp.(Æ) 2,066 90
QUALCOMM, Inc. 97 13
Roper Technologies, Inc. 1,883 804
Salesforce, Inc.(Æ) 10,383 1,744
SAP SE - ADR 10,736 1,273
Semtech Corp.(Æ)(Ð) 2,482 82
Skyworks Solutions, Inc. 989 108
Teradyne, Inc. 4,007 408
Texas Instruments, Inc. 1,840 326
Verint Systems, Inc.(Æ) 6,167 234
VeriSign, Inc.(Æ) 3,054 666
Viavi Solutions, Inc. Class W(Æ) 10,422 118
Western Digital Corp.(Æ) 10,837 476
Wix.com, Ltd.(Æ) 2,505 218
Workday, Inc. Class A(Æ) 5,769 1,047
52,237
Utilities - 2.2%
Avangrid, Inc. 20,115 848
Cheniere Energy, Inc.(Û) 5,030 768
CMS Energy Corp.(Ð) 4,922 311
ConocoPhillips Co. 3,735 455
Consolidated Edison, Inc. 1,842 176
Constellation Energy Corp. 3,792 324
DTE Energy Co. 4,254 495
Duke Energy Corp. 425 44
Eversource Energy(Æ) 618 51
Exelon Corp. 1,738 73
National Fuel Gas Co. 1,534 89
Plains GP Holdings, LP Class A(Æ) 8,254 108
Sempra Energy 1,582 254
UGI Corp. 8,719 347
Verizon Communications, Inc. 4,025 167
Xcel Energy, Inc. 3 —
4,510
Total Common Stocks
(cost $154,389) 205,612
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 9,579,754 (∞) 9,578

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $9,577) 9,578
Total Investments - 107.8%
(identified cost $163,966) 215,190
Securities Sold Short - (7.7)%
Consumer Discretionary - (1.2)%
Asbury Automotive Group, Inc.(Æ) (290) (64)
Churchill Downs, Inc. (671) (166)
DISH Network Corp. Class A(Æ) (3,603) (52)
Five Below, Inc.(Æ) (416) (82)
Floor & Decor Holdings, Inc. Class A(Æ) (1,189) (108)
Freshpet, Inc.(Æ) (1,973) (125)
Hilton Grand Vacations, Inc.(Æ) (2,571) (122)
Kontoor Brands, Inc. (944) (45)
Leggett & Platt, Inc. (5,125) (187)
LGI Homes, Inc.(Æ) (681) (78)
Life Time Group Holdings, Inc.(Æ) (2,960) (56)
Light & Wonder, Inc. Class A(Æ) (538) (35)
Mister Car Wash, Inc.(Æ) (4,235) (43)
Newell Rubbermaid, Inc. (5,426) (87)
Paramount Global Class B (6,681) (155)
Restoration Hardware(Æ) (319) (100)
Strategic Education, Inc.(Æ) (884) (82)
Thor Industries, Inc. (1,207) (115)
Topgolf Callaway Brands Corp.(Æ) (7,013) (172)
Warner Bros Discovery, Inc.(Æ) (21,681) (321)
YETI Holdings, Inc.(Æ) (413) (18)
Ziff Davis, Inc.(Æ) (755) (68)
(2,281)
Consumer Staples - (0.1)%
BellRing Brands, Inc.(Æ) (1,353) (38)
Grocery Outlet Holding Corp.(Æ) (2,434) (74)
MGP Ingredients, Inc. (655) (64)
Reynolds Consumer Products, Inc. (1,816) (54)
(230)
Energy - (0.3)%
Cabot Oil & Gas Corp. (8,710) (218)
NextEra Energy Partners, LP (1,389) (102)
Pioneer Natural Resources Co. (405) (93)
Plug Power, Inc.(Æ) (797) (14)
Southwestern Energy Co.(Æ) (16,341) (90)
Sunrun, Inc.(Æ) (2,868) (75)
(592)
Financial Services - (2.4)%
Agree Realty Corp.(ö) (2,322) (173)
Annaly Capital Management, Inc.(ö) (7,458) (175)
Apollo Global Management, Inc. (5,282) (374)
Arbor Realty Trust, Inc.(ö) (15,742) (235)
Ares Management Corp. Class A (968) (80)
Berkshire Hathaway, Inc. Class B(Æ) (380) (118)
Blackstone Group, Inc. (The) Class A (3,294) (316)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Broadstone Net Lease, Inc.(ö) (13,851) (251)
Cadence Bank (2,710) (69)
Carlyle Group, LP (4,560) (164)
Focus Financial Partners, Inc. Class A(Æ) (1,728) (78)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (1,220) (45)
Independence Realty Trust, Inc.(ö) (5,049) (95)
Iron Mountain, Inc.(ö) (2,324) (127)
Kite Realty Group Trust(ö) (8,521) (185)
KKR & Co., Inc. Class A (5,300) (296)
KRC Interim Corp.(ö) (8,400) (189)
Macerich Co. (The)(ö) (4,800) (66)
Marsh & McLennan Cos., Inc. (1,496) (262)
Omega Healthcare Investors, Inc.(ö) (3,161) (93)
Park National Corp. (749) (94)
Realty Income Corp.(ö) (4,121) (279)
Sabra Health Care REIT, Inc.(ö) (3,197) (43)
T. Rowe Price Group, Inc. (2,128) (248)
VICI Properties, Inc.(ö) (7,961) (272)
Webster Financial Corp. (2,499) (132)
WP Carey, Inc.(ö) (2,532) (217)
(4,676)
Health Care - (1.3)%
AdaptHealth Corp.(Æ) (5,143) (110)
Agiliti, Inc.(Æ) (2,949) (54)
Akero Therapeutics, Inc.(Æ) (255) (13)
Axsome Therapeutics, Inc.(Æ) (338) (25)
Azenta, Inc.(Æ) (887) (50)
Danaher Corp. (1,010) (267)
Doximity, Inc. Class A(Æ) (1,910) (67)
ICU Medical, Inc.(Æ) (830) (160)
IVERIC bio, Inc.(Æ) (1,189) (28)
Karuna Therapeutics, Inc.(Æ) (84) (17)
Moderna, Inc.(Æ) (1,877) (331)
Neogen Corp.(Æ) (3,614) (77)
Patterson Cos., Inc. (5,031) (152)
PerkinElmer, Inc. (1,791) (246)
QuidelOrtho Corp.(Æ) (717) (61)
Regeneron Pharmaceuticals, Inc.(Æ) (440) (334)
Repligen Corp.(Æ) (517) (96)
Select Medical Holdings Corp. (2,337) (68)
Sotera Health Co.(Æ) (1,708) (29)
Supernus Pharmaceuticals, Inc.(Æ) (1,841) (76)
Surgery Partners, Inc.(Æ) (1,021) (34)
Thermo Fisher Scientific, Inc. (440) (251)
TransMedics Group, Inc.(Æ) (352) (22)
Vaxcyte, Inc.(Æ) (799) (36)
(2,604)
Materials and Processing - (0.7)%
Builders FirstSource, Inc.(Æ) (1,780) (142)
Carpenter Technology Corp. (1,052) (51)
Cleveland-Cliffs, Inc.(Æ) (15,904) (340)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Griffon Corp. (1,425) (58)
International Flavors & Fragrances, Inc. (2,611) (294)
Pool Corp. (732) (282)
Quaker Chemical Corp. (1,064) (209)
(1,376)
Producer Durables - (0.9)%
Air Transport Services Group, Inc.(Æ) (2,143) (61)
Applied Industrial Technologies, Inc. (675) (97)
Bloom Energy Corp. Class A(Æ) (1,108) (27)
CoStar Group, Inc.(Æ) (2,553) (199)
Dorman Products, Inc.(Æ) (1,398) (136)
GATX Corp. (1,564) (179)
H&R Block, Inc. (4,598) (179)
LCI Industries (839) (94)
Maximus, Inc. (2,830) (212)
Moody's Corp. (867) (280)
RBC Bearings, Inc.(Æ) (463) (113)
S&P Global, Inc. (72) (27)
Teledyne Technologies, Inc.(Æ) (649) (275)
(1,879)
Technology - (0.5)%
Aspen Technology, Inc.(Æ) (433) (86)
Bentley Systems, Inc. Class B (4,396) (172)
Coherent Corp.(Æ) (1,892) (82)
Frontier Communications Parent, Inc.(Æ) (4,441) (131)
Intuit, Inc. (608) (257)
Opendoor Technologies, Inc.(Æ) (11,230) (25)
Raytheon Technologies Corp.(Æ) (2,856) (285)
(1,038)
Utilities - (0.3)%
Civitas Resources, Inc. (2,328) (155)
New Fortress Energy, Inc. (2,395) (93)
OGE Energy Corp. (4,075) (160)
Otter Tail Corp. (1,763) (113)
Portland General Electric Co. (1,809) (86)
(607)
Total Securities Sold Short
(proceeds $15,059) (15,283)
Other Assets and Liabilities,
Net - (0.1)%
(233)
Net Assets - 100.0%
199,674

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 31 USD 6,340 03/23 166
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 166
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 29,635 $ — $ —
$ —
$ 29,635
Consumer Staples 16,79 0 — —
—
16,79 0
Energy 2,78 2 — —
—
2,78 2
Financial Services 35,951 — —
—
35,951
Health Care 27,075 — —
—
27,075
Materials and Processing 9,129 — —
—
9,129
Producer Durables 27,503 — —
—
27,503
Technology 52,237 — —
—
52,237
Utilities 4,510 — —
—
4,510
Short-Term Investments — — — 9,578 9,578
Total Investments
205,612 — — 9,578 215,190
Securities Sold Short
**
(15,283) — — — (15,283)
Other Financial Instruments
Assets
Futures Contracts 166 — — — 166
Total Other Financial Instruments
*
$ 166 $ — $ — $ — $ 166
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.3%
Consumer Discretionary - 14.8%
Advance Auto Parts, Inc. 14,871 2,265
Amazon.com, Inc.(Æ)(Û) 725,924 74,865
Autoliv, Inc. 49,178 4,530
AutoZone, Inc.(Æ) 4,816 11,746
Beacon Roofing Supply, Inc.(Æ) 12,086 688
Cavco Industries, Inc.(Æ) 4,978 1,325
Chegg, Inc.(Æ) 77,582 1,611
Chipotle Mexican Grill, Inc. Class A(Æ) 5,200 8,561
Comcast Corp. Class A 279,068 10,981
Costco Wholesale Corp. 58,968 30,141
Dillard's, Inc. Class A 4,031 1,585
Dollar General Corp. 36,259 8,470
Domino's Pizza, Inc.(Ð) 8,834 3,118
Expedia Group, Inc.(Æ)(Û) 43,280 4,947
FactSet Research Systems, Inc. 12,072 5,106
Ford Motor Co. 572,973 7,741
Garmin, Ltd. 43,973 4,348
General Motors Co. 622,115 24,462
Genuine Parts Co. 22,410 3,761
Goodyear Tire & Rubber Co. (The)(Æ) 109,075 1,227
Grand Canyon Education, Inc.(Æ)(Ð) 3,152 367
Hilton Worldwide Holdings, Inc.(Û) 55,540 8,058
Home Depot, Inc. (The) 25,574 8,290
Hyatt Hotels Corp. Class A(Æ) 28,074 3,063
Lear Corp. 30,574 4,457
Lithia Motors, Inc. Class A 16,810 4,424
Live Nation Entertainment, Inc.(Æ) 147,843 11,900
Lowe's Cos., Inc. 43,594 9,078
Madison Square Garden Sports Corp. Class
A 9,898 1,800
Marriott International, Inc. Class A 71,857 12,516
McDonald's Corp. 49,525 13,243
Netflix, Inc.(Æ) 32,125 11,368
Nike, Inc. Class B 201,500 25,657
NVR, Inc.(Æ) 1,300 6,851
O'Reilly Automotive, Inc.(Æ) 22,789 18,057
Penn National Gaming, Inc.(Æ) 322,441 11,431
PulteGroup, Inc. 97,412 5,542
Ross Stores, Inc.(Ð) 50,455 5,963
SeaWorld Entertainment, Inc.(Æ) 17,679 1,103
Starbucks Corp. 105,074 11,468
Target Corp.(Û) 82,531 14,207
Tesla, Inc.(Æ) 106,235 18,402
TJX Cos., Inc. (The) 55,716 4,561
Toll Brothers, Inc. 31,248 1,859
Tractor Supply Co. 11,370 2,592
Ulta Beauty, Inc.(Æ)(Û) 9,100 4,677
Under Armour, Inc. Class A(Æ) 128,358 1,590
Visteon Corp.(Æ) 2,580 403
Walmart, Inc. 45,728 6,579
Walt Disney Co. (The)(Æ) 105,773 11,475
Warner Bros Discovery, Inc.(Æ) 390,807 5,792
Zillow Group, Inc. Class A(Æ)(Û) 12,812 550
458,801
Consumer Staples - 4.6%
Altria Group, Inc.(Û) 84,691 3,815
Archer-Daniels-Midland Co. 64,608 5,353
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Coca-Cola Co. (The) 243,548 14,934
Conagra Brands, Inc. 366,869 13,644
CVS Health Corp. 192,877 17,016
Energizer Holdings, Inc. - GDR(Æ)(Û) 12,400 531
Estee Lauder Cos., Inc. (The) Class A 50,503 13,993
General Mills, Inc. 36,895 2,891
Haleon PLC - ADR(Æ)(Ñ) 618,640 5,011
Hershey Co. (The) 25,335 5,690
Ingredion, Inc. 40,944 4,209
Kraft Heinz Foods Co. 53,872 2,183
Kroger Co. (The) 216,545 9,664
Monster Beverage Corp.(Æ) 34,376 3,578
PepsiCo, Inc. 44,607 7,629
Philip Morris International, Inc. 40,355 4,207
Procter & Gamble Co. (The) 72,663 10,346
Sprouts Farmers Market, Inc.(Æ)(Ð) 65,611 2,096
Tyson Foods, Inc. Class A 136,882 9,000
Vector Group, Ltd. 63,902 828
Walgreens Boots Alliance, Inc. 124,958 4,606
141,224
Energy - 3.9%
Arch Resources, Inc. 4,238 627
BP PLC - ADR 248,146 8,990
Canadian Natural Resources, Ltd. 82,128 5,046
Chevron Corp. 101,969 17,745
CVR Energy, Inc. 28,016 930
EOG Resources, Inc.(Û) 79,471 10,510
Exxon Mobil Corp. 104,312 12,101
Kinder Morgan, Inc. 487,858 8,928
Marathon Petroleum Corp. 52,812 6,787
Occidental Petroleum Corp. 73,266 4,747
Patterson-UTI Energy, Inc. 20,307 341
PBF Energy, Inc. Class A 24,460 1,027
Phillips 66 67,403 6,759
Pioneer Natural Resources Co. 63,677 14,668
Shell PLC - ADR 122,811 7,223
Valero Energy Corp.(Û) 61,756 8,648
Williams Cos., Inc. (The) 223,646 7,210
122,287
Financial Services - 16.6%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 122,488 7,742
Aflac, Inc. 77,561 5,701
Allstate Corp. (The)(Ð)(Û) 52,478 6,742
American Equity Investment Life Holding
Co. 46,687 2,225
American Express Co. 19,808 3,465
American Tower Corp.(ö) 18,508 4,134
Ameriprise Financial, Inc. 17,430 6,103
Apollo Global Management, Inc. 260,287 18,423
Assurant, Inc. 14,338 1,901
AvalonBay Communities, Inc.(ö) 8,141 1,445
Axis Capital Holdings, Ltd. 52,058 3,257
Bank of America Corp. 426,646 15,137
Bank of New York Mellon Corp. (The) 84,731 4,285
Berkshire Hathaway, Inc. Class B(Æ) 34,462 10,736
BlackRock, Inc. Class A 7,070 5,368
BOK Financial Corp. 19,509 1,961

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brighthouse Financial, Inc.(Æ)(Ð) 58,112 3,270
Brown & Brown, Inc. 41,143 2,409
Camden Property Trust(ö) 35,388 4,360
Cboe Global Markets, Inc. 16,235 1,995
CBRE Group, Inc. Class A(Æ) 53,471 4,572
Charles Schwab Corp. (The) 173,394 13,424
Chubb, Ltd. 21,363 4,860
Citigroup, Inc. 445,591 23,269
CME Group, Inc. Class A 14,748 2,605
CNO Financial Group, Inc. 62,902 1,620
Comerica, Inc. 42,137 3,089
Crown Castle, Inc.(ö) 27,486 4,071
Cullen/Frost Bankers, Inc.(Ð) 23,509 3,063
DiamondRock Hospitality Co.(ö) 132,946 1,280
Equinix, Inc.(Æ)(ö) 5,499 4,059
Equity Commonwealth(ö) 83,951 2,142
Equity Residential(ö) 31,527 2,007
Evercore, Inc. Class A 29,709 3,857
Extra Space Storage, Inc.(ö) 10,782 1,702
First Industrial Realty Trust, Inc.(ö)(Û) 9,115 486
First Republic Bank(Ð)(Û) 46,851 6,600
Gaming and Leisure Properties, Inc.(ö) 58,205 3,117
Globe Life, Inc.(Æ) 27,258 3,294
Goldman Sachs Group, Inc. (The) 23,108 8,453
Hartford Financial Services Group, Inc. 43,862 3,404
Highwoods Properties, Inc.(Ð)(ö) 32,244 979
Host Hotels & Resorts, Inc.(Ð)(ö) 234,524 4,421
Howard Hughes Corp. (The)(Æ) 61,854 5,288
Interactive Brokers Group, Inc. Class A(Ð) 37,651 3,010
Intercontinental Exchange, Inc. 27,625 2,971
Invitation Homes, Inc.(ö) 63,293 2,057
Jackson Financial, Inc. Class A 56,100 2,471
JPMorgan Chase & Co. 188,230 26,345
Lamar Advertising Co. Class A(ö) 33,367 3,555
Lincoln National Corp. 48,580 1,721
LPL Financial Holdings, Inc. 23,216 5,505
M&T Bank Corp. 10,794 1,684
Marsh & McLennan Cos., Inc. 14,417 2,522
MasterCard, Inc. Class A 144,163 53,427
Morgan Stanley 171,811 16,722
New York Community Bancorp, Inc. 630,936 6,303
Northern Trust Corp. 42,286 4,100
Park Hotels & Resorts, Inc.(ö) 88,966 1,309
Pinnacle Financial Partners, Inc.(Ð) 20,687 1,629
PNC Financial Services Group, Inc. (The) 15,682 2,594
Popular, Inc. 45,454 3,120
Progressive Corp. (The) 58,951 8,038
Prologis, LP(ö) 114,449 14,796
Public Storage(ö) 13,039 3,968
Raymond James Financial, Inc. 101,287 11,422
Reinsurance Group of America, Inc. Class A 63,863 9,692
RenaissanceRe Holdings, Ltd. 26,663 5,218
Rexford Industrial Realty, Inc.(ö) 41,390 2,627
Ryan Specialty Group Holdings, Inc. Class
A(Æ) 28,466 1,213
Ryman Hospitality Properties, Inc.(ö) 12,355 1,148
SBA Communications Corp.(ö)(Û) 8,055 2,397
SEI Investments Co. 38,853 2,426
SLM Corp.(Ð) 159,174 2,797
Synchrony Financial 157,027 5,768
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
T. Rowe Price Group, Inc. 38,139 4,442
Texas Capital Bancshares, Inc.(Æ) 21,779 1,439
Travelers Cos., Inc. (The) 22,485 4,297
Truist Financial Corp. 267,714 13,222
US Bancorp 161,293 8,032
Visa, Inc. Class A 50,257 11,570
Wells Fargo & Co. 257,829 12,084
Western Alliance Bancorp 17,102 1,289
Willis Towers Watson PLC(Æ) 29,946 7,612
WP Carey, Inc.(ö) 23,022 1,969
WR Berkley Corp. 140,094 9,826
Zions Bancorp NA 91,476 4,863
515,521
Health Care - 13.4%
Abbott Laboratories 58,398 6,456
AbbVie, Inc. 131,006 19,356
Acadia Pharmaceuticals, Inc.(Æ) 77,791 1,480
Agilent Technologies, Inc. 43,279 6,582
Alignment Healthcare, Inc.(Æ) 60,297 745
Amgen, Inc. 20,672 5,218
Anthem, Inc.(Æ)(Û) 16,508 8,254
AstraZeneca PLC - ADR 64,266 4,201
Baxter International, Inc. 95,710 4,373
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 31,840 336
Biogen, Inc.(Æ) 26,138 7,604
Blueprint Medicines Corp.(Æ)(Ð) 10,205 477
Boston Scientific Corp.(Æ) 202,556 9,368
Bristol-Myers Squibb Co. 210,617 15,301
Cardinal Health, Inc.(Ð) 6,816 527
Catalyst Pharmaceuticals, Inc.(Æ) 10,650 165
Centene Corp.(Æ) 59,107 4,506
Cigna Corp. 28,695 9,087
DaVita HealthCare Partners, Inc.(Æ) 26,473 2,181
Dentsply Sirona, Inc. 141,008 5,193
Edwards Lifesciences Corp.(Æ) 20,241 1,552
Eli Lilly & Co. 15,659 5,389
Exelixis, Inc.(Æ) 126,402 2,227
Gilead Sciences, Inc. 103,146 8,658
GSK Finance No. 3 PLC - ADR 183,268 6,462
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 6,320 304
HCA Healthcare, Inc.(Û) 72,203 18,417
Horizon Therapeutics PLC(Æ) 59,841 6,566
Humana, Inc. 17,858 9,138
Incyte Corp.(Æ)(Û) 70,770 6,025
Intuitive Surgical, Inc.(Æ) 29,784 7,318
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 55,100 2,197
Jazz Pharmaceuticals PLC(Æ) 39,844 6,242
Johnson & Johnson 77,745 12,705
McKesson Corp.(Û) 23,906 9,053
Medtronic PLC 70,865 5,931
Merck & Co., Inc. 53,786 5,777
Mirati Therapeutics, Inc.(Æ)(Ð) 14,251 761
Moderna, Inc.(Æ) 27,854 4,904
Molina Healthcare, Inc.(Æ) 18,724 5,839
Neurocrine Biosciences, Inc.(Æ)(Ð)(Û) 18,456 2,047
NuVasive, Inc.(Æ) 40,484 1,846
Pfizer, Inc. 285,267 12,597
PTC Therapeutics, Inc.(Æ) 29,061 1,334
Qiagen NV(Æ) 90,174 4,418

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regeneron Pharmaceuticals, Inc.(Æ) 12,352 9,369
Sarepta Therapeutics, Inc.(Æ) 35,223 4,402
Stryker Corp. 68,365 17,352
Syneos Health, Inc. Class A(Æ) 111,362 4,000
Tenet Healthcare Corp.(Æ) 25,711 1,410
Thermo Fisher Scientific, Inc. 12,682 7,233
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 28,987 1,314
United Therapeutics Corp.(Æ) 24,504 6,449
UnitedHealth Group, Inc. 103,700 51,766
Veeva Systems, Inc. Class A(Æ) 53,981 9,206
Vertex Pharmaceuticals, Inc.(Æ)(Û) 48,334 15,617
Viatris, Inc. 751,117 9,134
West Pharmaceutical Services, Inc. 7,865 2,089
Zoetis, Inc. Class A 98,057 16,227
414,685
Materials and Processing - 4.1%
Air Products & Chemicals, Inc. 9,080 2,910
Albemarle Corp.(Ð) 19,154 5,391
Boise Cascade Co. 13,735 1,030
CF Industries Holdings, Inc. 38,381 3,251
Copart, Inc.(Æ) 249,992 16,652
Crown Holdings, Inc. 71,146 6,272
DuPont de Nemours, Inc. 88,629 6,554
Eagle Materials, Inc. 21,874 3,195
Eastman Chemical Co. 79,925 7,047
Element Solutions, Inc.(Æ)(Ð) 77,033 1,578
Fastenal Co. 74,608 3,772
FMC Corp.(Ð) 36,962 4,921
Freeport-McMoRan, Inc. 161,047 7,186
Huntsman Corp.(Ð) 92,866 2,943
Linde PLC(Æ) 39,521 13,079
Mosaic Co. (The)(Ð) 56,404 2,794
MP Materials Corp.(Æ)(Ð) 19,964 649
Newmont Corp. 98,299 5,203
Nucor Corp. 31,833 5,380
PPG Industries, Inc. 44,070 5,744
Resideo Technologies, Inc.(Æ) 9,850 189
Southern Copper Corp. 40,656 3,058
Trane Technologies PLC 84,418 15,121
Vulcan Materials Co. 25,708 4,713
128,632
Producer Durables - 11.3%
3M Co. 40,955 4,713
AECOM 50,946 4,446
AGCO Corp. 41,293 5,704
Alaska Air Group, Inc.(Æ) 82,172 4,219
Allison Transmission Holdings, Inc. Class A 109,710 4,946
Ametek, Inc. 29,460 4,269
Amphenol Corp. Class A 49,305 3,933
AO Smith Corp. 60,951 4,126
Automatic Data Processing, Inc. 10,831 2,446
Carlisle Cos., Inc. 6,323 1,586
CH Robinson Worldwide, Inc. 17,615 1,764
Cintas Corp. 6,621 2,938
Comfort Systems USA, Inc. 3,434 416
CoStar Group, Inc.(Æ) 235,774 18,367
Cummins, Inc. 24,619 6,143
Deere & Co. 16,479 6,968
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delta Air Lines, Inc.(Æ) 219,868 8,597
Dover Corp. 30,530 4,635
Eaton Corp. PLC 85,874 13,930
Emerson Electric Co. 72,042 6,500
Encore Wire Corp. 2,207 356
Equifax, Inc. 21,068 4,681
Expeditors International of Washington, Inc. 94,932 10,267
FedEx Corp.(Û) 84,514 16,384
Fortive Corp. 129,038 8,778
FTI Consulting, Inc.(Æ) 15,953 2,545
General Dynamics Corp. 25,818 6,017
Gentex Corp. 141,631 4,180
Global Payments, Inc. 61,159 6,894
Hubbell, Inc. Class B 11,825 2,707
IDEX Corp. 10,141 2,431
Illinois Tool Works, Inc. 11,631 2,745
Insperity, Inc. 10,116 1,118
JB Hunt Transport Services, Inc. 14,825 2,803
Keysight Technologies, Inc.(Æ) 18,188 3,262
L3Harris Technologies, Inc. 18,549 3,985
Lamb Weston Holdings, Inc. 43,482 4,343
Landstar System, Inc. 49,528 8,560
Littelfuse, Inc. 13,679 3,511
Lockheed Martin Corp. 27,074 12,542
Magna International, Inc. Class A 53,288 3,460
MarketAxess Holdings, Inc. 9,599 3,493
Mettler-Toledo International, Inc.(Æ) 1,613 2,473
Moody's Corp. 11,926 3,849
Morningstar, Inc. 8,015 1,947
Murphy USA, Inc. 12,042 3,276
Nordson Corp. 12,533 3,049
Norfolk Southern Corp. 30,959 7,610
Northrop Grumman Corp. 11,040 4,946
Old Dominion Freight Line, Inc. 9,297 3,098
Oshkosh Corp. 34,306 3,457
PACCAR Financial Corp. 29,596 3,235
Paychex, Inc. 19,075 2,210
PayPal Holdings, Inc.(Æ) 163,800 13,348
Pentair PLC 83,030 4,598
Regal Rexnord Corp. 29,128 4,055
Republic Services, Inc. Class A(Ð) 37,736 4,710
S&P Global, Inc. 44,588 16,718
Skyline Champion Corp.(Æ) 8,923 526
Snap-on, Inc. 21,037 5,233
Teledyne Technologies, Inc.(Æ) 10,378 4,403
Terex Corp. 14,478 738
Textron, Inc. 12,147 885
Travel + Leisure Co.(Æ) 38,391 1,627
Trimble Navigation, Ltd.(Æ) 40,012 2,323
Verisk Analytics, Inc. Class A 11,907 2,165
Vertiv Holdings Co. 164,830 2,344
Vontier Corp. 267,078 6,151
Waste Management, Inc. 19,075 2,951
WillScot Mobile Mini Holdings Corp.(Æ) 43,937 2,129
WW Grainger, Inc. 6,150 3,625
Xerox Holdings Corp. 174,284 2,855
Zebra Technologies Corp. Class A(Æ) 15,874 5,019
351,261
Technology - 27.6%

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Accenture PLC Class A 81,369 22,706
Activision Blizzard, Inc. 26,029 1,993
Adobe, Inc.(Æ) 46,887 17,364
Advanced Micro Devices, Inc.(Æ) 148,657 11,172
Alphabet, Inc. Class A(Æ) 788,188 77,905
Alphabet, Inc. Class C(Æ)(Û) 130,302 13,013
Analog Devices, Inc. 38,565 6,613
Apple, Inc.(Û) 855,201 123,397
ASML Holding NV Class G 4,288 2,834
Atlassian Corp. Class A(Æ) 32,140 5,194
Avnet, Inc. 69,881 3,206
Box, Inc. Class A(Æ) 113,892 3,643
Broadcom, Inc. 8,724 5,104
Cadence Design Systems, Inc.(Æ) 27,651 5,055
CDW Corp. 16,865 3,306
Cirrus Logic, Inc.(Æ)(Ð) 29,453 2,662
Cisco Systems, Inc. 196,067 9,543
Cognizant Technology Solutions Corp.
Class A 80,731 5,389
CommVault Systems, Inc.(Æ) 39,285 2,445
Corteva, Inc.(Ð) 131,633 8,484
Crowdstrike Holdings, Inc. Class A(Æ) 34,433 3,646
Dell Technologies, Inc. Class C(Û) 271,402 11,024
DocuSign, Inc.(Æ)(Ð) 59,645 3,617
Dropbox, Inc. Class A(Æ) 158,118 3,673
EPAM Systems, Inc.(Æ) 17,580 5,848
Extreme Networks, Inc.(Æ) 22,219 401
F5, Inc.(Æ)(Ð) 25,078 3,703
Fair Isaac Corp.(Æ) 5,550 3,696
Fidelity National Information Services, Inc. 102,438 7,687
Fortinet, Inc.(Æ)(Ð) 146,863 7,687
GoDaddy, Inc. Class A(Æ) 77,291 6,348
Guidewire Software, Inc.(Æ) 77,376 5,667
Hewlett Packard Enterprise Co. 518,928 8,370
HP, Inc.(Æ)(Û) 444,930 12,965
Impinj, Inc.(Æ)(Ð) 4,701 610
Informatica, Inc. Class A(Æ) 2,283 41
Intel Corp. 359,707 10,165
International Business Machines Corp. 31,712 4,273
Intuit, Inc. 45,380 19,181
Juniper Networks, Inc. 169,607 5,478
Lam Research Corp. 9,798 4,900
Leidos Holdings, Inc. 30,970 3,061
Lyft, Inc. Class A(Æ) 207,014 3,364
Meta Platforms, Inc. Class A(Æ)(Û) 221,242 32,958
Micron Technology, Inc. 236,917 14,286
Microsoft Corp. 697,151 172,761
NetApp, Inc. 163,163 10,806
New Relic, Inc.(Æ) 29,960 1,829
Nutanix, Inc. Class A(Æ) 54,020 1,506
NVIDIA Corp. 68,352 13,354
NXP Semiconductors NV 70,841 13,057
Oracle Corp. 119,097 10,535
Palo Alto Networks, Inc.(Æ) 98,989 15,704
Pegasystems, Inc. 51,843 2,016
Pure Storage, Inc. Class A(Æ) 91,958 2,661
Qorvo, Inc.(Æ) 43,771 4,756
Qualys, Inc.(Æ) 11,962 1,380
Rapid7, Inc.(Æ)(Ð) 21,205 845
Roper Technologies, Inc. 11,545 4,927
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Salesforce, Inc.(Æ) 66,132 11,108
Semtech Corp.(Æ)(Ð) 63,670 2,103
Skyworks Solutions, Inc. 41,533 4,555
Snap, Inc. Class A(Æ)(Ð) 65,316 755
Sonos, Inc.(Æ) 72,282 1,333
Spotify Technology SA(Æ) 13,899 1,567
Synopsys, Inc.(Æ) 12,773 4,518
Tenable Holdings, Inc.(Æ) 37,833 1,522
Teradyne, Inc. 136,755 13,908
Texas Instruments, Inc. 72,230 12,800
Tyler Technologies, Inc.(Æ) 6,412 2,070
Uber Technologies, Inc.(Æ) 179,055 5,538
Unity Software, Inc.(Æ)(Ñ) 89,564 3,181
Varonis Systems, Inc.(Æ) 61,319 1,585
Verint Systems, Inc.(Æ) 4,662 177
VeriSign, Inc.(Æ) 34,406 7,502
Viavi Solutions, Inc. Class W(Æ) 197,672 2,234
Western Digital Corp.(Æ) 108,422 4,765
Yelp, Inc. Class A(Æ) 46,665 1,470
Zscaler, Inc.(Æ)(Ð) 18,897 2,346
854,851
Utilities - 5.0%
APA Corp. 10,202 452
AT&T, Inc. 761,315 15,508
Baker Hughes Co. 289,175 9,178
Cheniere Energy, Inc.(Û) 51,466 7,864
CMS Energy Corp.(Ð) 29,831 1,885
ConocoPhillips Co. 182,322 22,220
Constellation Energy Corp.(Ð)(Û) 48,043 4,101
DTE Energy Co. 47,993 5,585
Edison International 102,828 7,085
Exelon Corp. 146,501 6,181
FirstEnergy Corp. 191,068 7,824
NextEra Energy, Inc. 224,483 16,753
NRG Energy, Inc. 92,935 3,180
PG&E Corp.(Æ) 159,965 2,544
Pinnacle West Capital Corp.(Ð) 42,825 3,193
T-Mobile USA, Inc.(Æ) 118,796 17,737
UGI Corp. 117,000 4,660
Verizon Communications, Inc. 278,747 11,588
Vistra Corp. 179,979 4,150
Xcel Energy, Inc. 59,533 4,094
155,782
Total Common Stocks
(cost $2,527,148) 3,143,044
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 106,807,382 (∞) 106,786
Total Short-Term Investments
(cost $106,773) 106,786
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 8,001,680 (∞)
8,002
Total Other Securities
(cost $8,002) 8,002

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 105.0%
(identified cost $2,641,923) 3,257,832
Securities Sold Short - (5.1)%
Consumer Discretionary - (1.1)%
Advanced Energy Industries, Inc. (11,779) (1,092)
Altice USA, Inc. Class A(Æ) (307,844) (1,508)
Asbury Automotive Group, Inc.(Æ) (2,632) (579)
Caesars Entertainment, Inc.(Æ) (38,983) (2,029)
Churchill Downs, Inc. (11,390) (2,826)
DISH Network Corp. Class A(Æ) (120,957) (1,741)
Floor & Decor Holdings, Inc. Class A(Æ) (26,395) (2,396)
Freshpet, Inc.(Æ) (55,280) (3,501)
Hilton Grand Vacations, Inc.(Æ) (29,829) (1,413)
LGI Homes, Inc.(Æ) (10,748) (1,224)
Life Time Group Holdings, Inc.(Æ) (36,860) (693)
Mister Car Wash, Inc.(Æ) (270,477) (2,778)
Paramount Global Class B (133,495) (3,092)
Topgolf Callaway Brands Corp.(Æ) (109,977) (2,693)
Warner Bros Discovery, Inc.(Æ) (279,853) (4,147)
Ziff Davis, Inc.(Æ) (29,368) (2,628)
(34,340)
Consumer Staples - (0.1)%
BellRing Brands, Inc.(Æ) (14,731) (418)
MGP Ingredients, Inc. (16,844) (1,643)
(2,061)
Energy - (0.2)%
Cabot Oil & Gas Corp. (105,667) (2,645)
NextEra Energy Partners, LP (25,226) (1,849)
Plug Power, Inc.(Æ) (10,878) (185)
Southwestern Energy Co.(Æ) (279,159) (1,541)
Sunrun, Inc.(Æ) (61,887) (1,626)
(7,846)
Financial Services - (1.1)%
Apollo Global Management, Inc. (16,661) (1,179)
Arbor Realty Trust, Inc.(ö) (125,379) (1,872)
Blackstone Group, Inc. (The) Class A (33,393) (3,204)
Broadstone Net Lease, Inc.(ö) (159,147) (2,882)
Carlyle Group, LP (88,279) (3,176)
Focus Financial Partners, Inc. Class A(Æ) (34,770) (1,570)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (38,502) (1,421)
Independence Realty Trust, Inc.(ö) (122,855) (2,313)
Kite Realty Group Trust(ö) (113,981) (2,473)
KKR & Co., Inc. Class A (56,293) (3,142)
Lakeland Financial Corp. (3,158) (223)
Progyny, Inc.(Æ) (18,530) (637)
Realty Income Corp.(ö) (43,536) (2,953)
SoFi Technologies, Inc.(Æ) (24,233) (168)
T. Rowe Price Group, Inc. (22,631) (2,636)
VICI Properties, Inc.(ö) (82,086) (2,806)
Webster Financial Corp. (18,984) (1,000)
(33,655)
Health Care - (0.8)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AdaptHealth Corp.(Æ) (55,536) (1,190)
Agiliti, Inc.(Æ) (41,579) (767)
Azenta, Inc.(Æ) (34,038) (1,903)
Danaher Corp. (10,293) (2,721)
ICU Medical, Inc.(Æ) (15,571) (3,009)
Karuna Therapeutics, Inc.(Æ) (2,321) (463)
Neogen Corp.(Æ) (106,636) (2,283)
Patterson Cos., Inc. (61,691) (1,862)
PerkinElmer, Inc. (7,953) (1,094)
Regeneron Pharmaceuticals, Inc.(Æ) (2,241) (1,700)
Repligen Corp.(Æ) (13,905) (2,577)
Select Medical Holdings Corp. (40,156) (1,167)
Sotera Health Co.(Æ) (96,020) (1,655)
TransMedics Group, Inc.(Æ) (6,427) (405)
Vaxcyte, Inc.(Æ) (15,977) (725)
(23,521)
Materials and Processing - (0.3)%
International Flavors & Fragrances, Inc. (28,215) (3,173)
Pool Corp. (8,812) (3,398)
Quaker Chemical Corp. (12,602) (2,481)
(9,052)
Producer Durables - (0.7)%
Affirm Holdings, Inc.(Æ) (11,051) (179)
ASGN, Inc.(Æ) (3,354) (305)
Dorman Products, Inc.(Æ) (13,511) (1,311)
Fox Factory Holding Corp.(Æ) (17,000) (2,008)
GATX Corp. (24,163) (2,765)
H&R Block, Inc. (69,155) (2,696)
LCI Industries (13,828) (1,552)
Maximus, Inc. (42,925) (3,213)
Moody's Corp. (8,759) (2,827)
RBC Bearings, Inc.(Æ) (11,729) (2,861)
Sabre Corp.(Æ) (43,569) (297)
Teledyne Technologies, Inc.(Æ) (7,255) (3,078)
(23,092)
Technology - (0.7)%
AppLovin Corp. Class A(Æ) (120,076) (1,525)
Aspen Technology, Inc.(Æ) (11,383) (2,262)
Bentley Systems, Inc. Class B (79,612) (3,109)
Bumble, Inc. Class A(Æ) (61,737) (1,590)
Coherent Corp.(Æ) (49,458) (2,146)
DoubleVerify Holdings, Inc.(Æ) (13,240) (360)
Frontier Communications Parent, Inc.(Æ) (106,438) (3,152)
Intuit, Inc. (6,744) (2,851)
nCino, Inc.(Æ) (53,788) (1,538)
Opendoor Technologies, Inc.(Æ) (119,890) (263)
Procore Technologies, Inc.(Æ) (33,223) (1,859)
ViaSat, Inc.(Æ) (53,186) (1,832)
(22,487)
Utilities - (0.1)%
Civitas Resources, Inc. (29,557) (1,967)
New Fortress Energy, Inc. (25,611) (993)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Strategic Equity Fund
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(2,960)
Total Securities Sold Short
(proceeds $149,762) (159,014)
Other Assets and Liabilities,
Net - 0.1%
2,099
Net Assets - 100.0%
3,100,917

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 565 USD 115,543 03/23 2,052
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,052
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 458,801 $ — $ —
$ —
$ 458,801
Consumer Staples 141,224 — —
—
141,224
Energy 122,287 — —
—
122,287
Financial Services 515,521 — —
—
515,521
Health Care 414,685 — —
—
414,685
Materials and Processing 128,632 — —
—
128,632
Producer Durables 351,261 — —
—
351,261
Technology 854,851 — —
—
854,851
Utilities 155,782 — —
—
155,782
Short-Term Investments — — — 106,786 106,786
Other Securities — — — 8,002 8,002
Total Investments
3,143,044 — — 114,788 3,257,832
Securities Sold Short
**
(159,014) — — — (159,014)
Other Financial Instruments
Assets
Futures Contracts 2,052 — — — 2,052
Total Other Financial Instruments
*
$ 2,052 $ — $ — $ — $ 2,052
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.3%
Consumer Discretionary - 12.5%
1-800-Flowers.com, Inc. Class A(Æ) 70,871 707
2U, Inc.(Æ) 42,183 364
Abercrombie & Fitch Co. Class A(Æ)(Ð) 31,410 910
Academy Sports & Outdoors, Inc.(Û) 32,476 1,897
Adtalem Global Education, Inc.(Æ) 3,524 135
Advanced Energy Industries, Inc. 2,477 230
AerSale Corp.(Æ) 43,831 816
American Axle & Manufacturing Holdings,
Inc.(Æ) 10,600 94
American Outdoor Brands, Inc.(Æ) 1,386 14
American Public Education, Inc.(Æ) 61,259 742
America's Car-Mart, Inc.(Æ) 46,070 3,968
Atkore, Inc.(Æ) 3,790 494
Barnes & Noble Education, Inc.(Æ) 119,313 276
Beacon Roofing Supply, Inc.(Æ) 14,018 797
Beazer Homes USA, Inc.(Æ) 78,642 1,287
BJ's Restaurants, Inc.(Æ) 51,616 1,629
Bloomin' Brands, Inc. 36,145 876
BlueLinx Holdings, Inc.(Æ) 1,443 125
Boot Barn Holdings, Inc.(Æ) 68,373 5,708
Brunswick Corp. 21,402 1,805
Buckle, Inc. (The) 19,037 838
Cadre Holdings, Inc. 61,530 1,408
Carriage Services, Inc. Class A 3,539 115
Carrols Restaurant Group, Inc.(Æ) 144,089 310
Celestica, Inc.(Æ) 74,108 988
Century Communities, Inc. 11,577 708
Cheesecake Factory, Inc. (The)(Ñ) 12,954 508
Chegg, Inc.(Æ) 33,115 687
Chuy's Holdings, Inc.(Æ) 6,774 232
Citi Trends, Inc.(Æ) 3,155 99
Comtech Telecommunications Corp.(Ð) 1,455 23
Cooper-Standard Holdings, Inc.(Æ) 5,900 99
Cracker Barrel Old Country Store, Inc. 21,913 2,445
Crocs, Inc.(Æ) 17,338 2,111
Curtiss-Wright Corp. 1,044 173
Dana Holding Corp. 92,458 1,677
Dave & Buster's Entertainment, Inc.(Æ) 12,404 538
Designer Brands, Inc. Class A 142,934 1,474
Dillard's, Inc. Class A 5,777 2,272
Driven Brands, Inc.(Æ) 5,690 166
Ethan Allen Interiors, Inc. 25,114 722
First Watch Restaurant Group, Inc.(Æ) 29,533 478
Foot Locker, Inc. 70,134 3,052
Genesco, Inc.(Æ) 12,192 589
G-III Apparel Group, Ltd.(Æ) 36,112 611
GMS, Inc.(Æ) 20,652 1,225
Goodyear Tire & Rubber Co. (The)(Æ) 160,580 1,806
GoPro, Inc. Class A(Æ) 74,139 456
Grand Canyon Education, Inc.(Æ)(Ð) 18,195 2,121
Green Brick Partners, Inc.(Æ) 89,212 2,783
Group 1 Automotive, Inc. 3,753 803
Hanesbrands, Inc. 29,575 250
HealthStream, Inc. 5,908 143
Hillenbrand, Inc. 19,626 920
Hyatt Hotels Corp. Class A(Æ)(Ð) 5,363 585
International Game Technology PLC 63,423 1,678
iRobot Corp.(Æ)(Ñ) 18,289 823
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
John Wiley & Sons, Inc. Class A 18,319 839
Johnson Outdoors, Inc. Class A 17,367 1,189
Kohl's Corp. 41,280 1,336
Kura Sushi USA, Inc. Class A(Æ) 50,276 3,124
Landsea Homes Corp.(Æ) 103,755 688
Laureate Education, Inc. Class A 17,500 192
La-Z-Boy, Inc. 11,996 341
Lear Corp. 15,135 2,206
Leonardo DRS, Inc.(Æ) 110,141 1,470
Levi Strauss & Co. Class A 85,086 1,566
Liberty Latin America, Ltd. Class C(Æ) 47,358 466
Light & Wonder, Inc. Class A(Æ) 23,488 1,533
Marine Products Corp. 104,160 1,385
MarineMax, Inc.(Æ) 10,609 332
MasterCraft Boat Holdings, Inc.(Æ) 4,615 133
Meritage Homes Corp. 14,894 1,604
Monro Muffler Brake, Inc. 56,538 2,878
Motorcar Parts of America, Inc.(Æ) 27,120 395
Movado Group, Inc. 29,897 1,057
Newell Rubbermaid, Inc. 158,808 2,535
Nu Skin Enterprises, Inc. Class A 26,578 1,140
ODP Corp. (The)(Æ)(Ð) 9,415 486
On Holding AG Class A(Æ) 28,144 653
Overstock.com, Inc.(Æ) 17,882 433
Portillo's, Inc. Class A(Æ) 7,367 166
Potbelly Corp.(Æ) 33,378 267
PowerSchool Holdings, Inc. Class A(Æ) 37,705 849
PVH Corp. 16,279 1,463
QuinStreet, Inc.(Æ)(Ð)(Û) 48,044 736
Red Rock Resorts, Inc. Class A 15,882 715
Reservoir Media, Inc.(Æ) 82,796 583
REV Group, Inc.(Ð) 137,042 1,755
Rocky Brands, Inc. 38,596 1,215
Rush Enterprises, Inc. Class A 15,594 839
Ruth's Hospitality Group, Inc. 73,960 1,280
Sally Beauty Holdings, Inc.(Æ) 36,378 567
Scholastic Corp. 36,844 1,630
SeaWorld Entertainment, Inc.(Æ) 11,236 701
Solo Brands, Inc. Class A(Æ) 171,415 758
Sonic Automotive, Inc. Class A 7,562 406
Sportradar Holding AG Class A(Æ) 21,106 265
Steven Madden, Ltd. 35,478 1,272
Stitch Fix, Inc. Class A(Æ)(Ñ) 93,181 485
Stride, Inc.(Æ) 9,004 387
Target Hospitality Corp. Class A(Æ) 12,546 193
TEGNA, Inc. 25,045 499
Texas Roadhouse, Inc. Class A 37,230 3,739
Tilly's, Inc. Class A(Æ) 6,699 59
Toll Brothers, Inc. 17,825 1,060
Tri Pointe Homes, Inc.(Æ)(Û) 20,021 442
Udemy, Inc.(Æ) 71,828 901
Under Armour, Inc. Class A(Æ)(Ð) 33,518 415
Universal Electronics, Inc.(Æ) 36,081 845
Universal Technical Institute, Inc.(Æ) 12,260 93
Vera Bradley, Inc.(Æ) 1,781 11
Vista Outdoor, Inc.(Æ) 15,767 463
Visteon Corp.(Æ) 1,348 211
Wabash National Corp. 21,237 547
Wingstop, Inc. 7,495 1,188
Xponential Fitness, Inc. Class A(Æ) 38,541 1,059

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
YETI Holdings, Inc.(Æ) 19,791 886
Ziff Davis, Inc.(Æ) 5,365 480
Zillow Group, Inc. Class A(Æ)(Û) 9,514 409
Zumiez, Inc.(Æ) 14,477 374
116,984
Consumer Staples - 4.1%
Alico, Inc. 27,863 738
Andersons, Inc. (The) 8,345 307
Calavo Growers, Inc. 41,083 1,317
Celsius Holdings, Inc.(Æ) 38,091 3,821
Chefs' Warehouse Holdings, Inc.(Æ) 12,684 485
Dole PLC(Ñ) 32,609 376
elf Beauty, Inc.(Æ) 130,747 7,524
Energizer Holdings, Inc. - GDR(Æ) 41,900 1,796
Fresh Market, Inc. (The)(Æ) 19,081 —
Grocery Outlet Holding Corp.(Æ) 79,946 2,430
Hain Celestial Group, Inc. (The)(Æ)(Ð) 35,094 720
Healthcare Services Group, Inc. 191,619 2,581
Helen of Troy, Ltd.(Æ) 4,002 453
Herbalife Nutrition, Ltd.(Æ)(Û) 60,258 1,059
Honest Co., Inc. (The)(Æ) 170,705 563
Ingles Markets, Inc. Class A 5,664 538
Ingredion, Inc. 9,216 947
J&J Snack Foods Corp. 14,003 2,007
MGP Ingredients, Inc. 1,992 194
Nathan's Famous, Inc. 9,984 738
National Vision Holdings, Inc.(Æ) 16,127 663
Natural Grocers by Vitamin Cottage, Inc. 39,816 395
Nomad Foods, Ltd.(Æ) 30,938 550
Post Holdings, Inc.(Æ) 2,837 269
Primo Water Corp. 33,079 518
Quanex Building Products Corp. 67,531 1,748
Sovos Brands, Inc.(Æ) 233,364 3,164
Sprouts Farmers Market, Inc.(Æ) 28,126 899
SunOpta, Inc.(Æ) 63,119 516
Turning Point Brands, Inc. 3,556 83
United Natural Foods, Inc.(Æ) 16,461 685
USANA Health Sciences, Inc.(Æ) 3,044 178
Vector Group, Ltd. 29,716 385
38,647
Energy - 3.7%
Arch Resources, Inc.(Û) 7,642 1,131
Aris Water Solution, Inc. Class A 309,672 4,797
Array Technologies, Inc.(Æ) 14,868 330
ChampionX Corp. 80,410 2,655
CONSOL Energy, Inc.(Û) 1,839 106
CVR Energy, Inc.(Û) 8,131 270
Delek US Holdings, Inc.(Û) 47,024 1,258
Dril-Quip, Inc.(Æ) 30,355 932
Euro Manganese, Inc.(Æ) 922,000 208
Golar LNG, Ltd.(Æ) 25,355 594
Green Plains, Inc.(Æ) 19,365 673
Helmerich & Payne, Inc. 18,639 903
Liberty Energy, Inc. Class A 17,543 278
Magnolia Oil & Gas Corp.(Æ) 35,998 850
Matador Resources Co. 33,998 2,249
Matrix Service Co.(Æ) 28,820 233
Murphy Oil Corp. 13,277 579
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Energy Servicees Reunited Corp.
(Æ) 51,192 387
Natural Gas Services Group, Inc.(Æ) 55,821 639
NexTier Oilfield Solutions, Inc.(Æ) 88,892 837
NOV, Inc.(Æ) 32,305 790
NOW, Inc.(Æ) 12,318 173
Par Pacific Holdings, Inc.(Æ)(Û) 24,538 656
Patterson-UTI Energy, Inc.(Ð) 93,130 1,565
PBF Energy, Inc. Class A(Ð)(Û) 38,840 1,631
ProFrac Holding Corp. Class A(Æ)(Ð)(Û) 5,160 116
ProPetro Holding Corp.(Æ)(Û) 20,964 209
REX American Resources Corp.(Æ) 4,241 139
Select Energy Services, Inc. Class A 17,550 154
Sitio Royalties Corp. Class A(Ñ) 65,440 1,739
SM Energy Co. 51,228 1,684
Solaris Oilfield Infrastructure, Inc. Class A 215,724 2,284
Talon Metals Corp.(Æ) 1,304,000 426
W&T Offshore, Inc.(Æ) 23,286 145
Warrior Met Coal, Inc.(Ð) 48,097 1,822
Weatherford International PLC(Æ) 15,606 888
World Fuel Services Corp. 12,635 358
34,688
Financial Services - 22.4%
AGNC Investment Corp.(Æ) 11,105 129
Agree Realty Corp.(ö) 38,979 2,909
Air Lease Corp. Class A 8,567 385
Alpine Income Property Trust, Inc. (ö) 119,587 2,451
American Equity Investment Life Holding
Co. 31,851 1,518
Americold Realty Trust, Inc.(ö) 10,803 339
Ameris Bancorp 29,547 1,393
AMERISAFE, Inc. 13,966 769
Anywhere Real Estate, Inc.(Æ) 42,924 364
Apple Hospitality REIT, Inc.(ö) 27,001 479
Argo Group International Holdings, Ltd. 9,317 259
Atlantic Union Bankshares Corp.(Æ) 17,867 691
AXA Equitable Holdings(Û) 7,224 232
Axis Capital Holdings, Ltd. 32,727 2,048
Axos Financial, Inc.(Æ) 8,095 389
Banc of California, Inc. 114,709 1,998
Bancorp, Inc. (The)(Æ) 19,412 659
Bank of Marin Bancorp 31,780 968
Bank of NT Butterfield & Son, Ltd. (The) 17,009 544
BankUnited, Inc. 25,003 941
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 27,853 664
Blucora, Inc.(Æ) 72,388 2,109
BOK Financial Corp. 7,025 706
Brighthouse Financial, Inc.(Æ) 27,015 1,520
Brixmor Property Group, Inc.(ö) 53,495 1,259
Broadstone Net Lease, Inc.(ö) 35,493 643
Business First Bancshares, Inc. 88,126 1,828
Byline Bancorp, Inc. 47,087 1,168
Cadence Bank 107,776 2,757
Cambridge Bancorp 9,789 783
Camden Property Trust(ö) 9,868 1,216
Capital Bancorp, Inc. 49,174 1,057
Capital City Bank Group, Inc. 40,220 1,306
Capitol Federal Financial, Inc. 80,835 677

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capstar Financial Holdings, Inc. 71,457 1,244
Carter Bankshares, Inc.(Æ) 1,376 23
Cathay General Bancorp 16,476 724
Chatham Lodging Trust(ö) 7,568 108
City Holding Co. 7,913 750
Civista Bancshares, Inc. 63,856 1,386
CNO Financial Group, Inc. 26,599 685
Coastal Financial Corp.(Æ) 960 44
Cohen & Steers, Inc. 16,633 1,222
Columbia Banking System, Inc. 57,303 1,771
Comerica, Inc. 18,764 1,376
Community Bank System, Inc. 9,667 558
Community Healthcare Trust, Inc.(ö) 68,648 2,944
Corebridge Financial, Inc(Û) 4,904 107
Corporate Office Properties Trust(ö) 16,590 466
Cousins Properties, Inc.(ö) 51,158 1,403
CTO Realty Growth, Inc.(Ð)(ö) 110,329 2,167
Cullen/Frost Bankers, Inc. 2,142 279
Customers Bancorp, Inc.(Æ)(Ð) 8,550 260
DiamondRock Hospitality Co.(ö) 117,857 1,135
Diversified Healthcare Trust(Æ) 713,521 565
Donegal Group, Inc. Class A 30,670 466
Douglas Elliman, Inc. 72,406 337
Easterly Government Properties, Inc.(ö) 156,757 2,546
Eastern Bankshares, Inc. 33,846 547
Emerald Holding, Inc.(Æ) 65,248 260
Employers Holdings, Inc. 821 36
Encore Capital Group, Inc.(Æ) 8,521 475
Enova International, Inc.(Æ)(Ð) 9,892 452
Enterprise Financial Services Corp. 14,781 788
Equity Commonwealth(ö) 86,703 2,213
Essent Group, Ltd. 39,074 1,720
Essential Properties Realty Trust, Inc.(ö) 14,757 376
Evercore, Inc. Class A(Û) 11,906 1,545
Everest Re Group, Ltd.(Û) 2,233 781
eXp World Holdings, Inc.(Ñ) 31,270 487
EZCORP, Inc. Class A(Æ)(Ð) 154,155 1,404
Federated Hermes, Inc. Class B 15,590 613
First American Financial Corp. 27,776 1,718
First BanCorp 66,211 890
First Commonwealth Financial Corp. 52,993 779
First Financial Bankshares, Inc. 12,603 449
First Financial Corp. 1,063 48
First Foundation, Inc. 37,332 580
First Interstate BancSystem, Inc. Class A 32,100 1,152
First Merchants Corp. 19,439 829
First Mid Bancshares, Inc. 28,978 931
Five Star Bancorp 6,925 187
Forrester Research, Inc.(Æ) 696 26
Four Corners Property Trust, Inc.(ö) 11,279 324
Fulton Financial Corp. 39,746 665
GCM Grosvenor, Inc. Class A 5,000 45
GEO Group, Inc. (The)(Æ)(Ñ) 88,585 1,019
German American Bancorp, Inc. 30,213 1,164
Getty Realty Corp.(ö) 22,904 834
Glacier Bancorp, Inc. 28,743 1,310
Guaranty Bancshares, Inc. 22,252 734
Hamilton Lane, Inc. Class A 11,621 905
Hancock Holding Co. 30,029 1,546
Hanmi Financial Corp. 5,910 138
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 46,562 1,719
Hanover Insurance Group, Inc. (The) 2,855 384
HarborOne Bancorp, Inc. 75,556 1,031
HCI Group, Inc.(Ð) 2,786 140
Healthcare Realty Holdings, LP(ö) 9,329 201
Heritage Commerce Corp. 63,906 774
Heritage Financial Corp. 51,232 1,462
Hersha Hospitality Trust Class A(ö) 7,998 74
Highwoods Properties, Inc.(Ð)(ö) 13,523 411
Hilltop Holdings, Inc. 16,642 544
Home Bancorp, Inc. 14,983 575
Home BancShares, Inc. 110,305 2,633
HomeStreet, Inc. 42,582 1,174
HomeTrust Bancshares, Inc. 2,862 77
Horace Mann Educators Corp. 46,158 1,644
Horizon Bancorp, Inc. 977 15
Houlihan Lokey, Inc. Class A 15,230 1,509
Independence Realty Trust, Inc.(ö) 37,713 710
Independent Bank Corp. 17,981 934
Innovative Industrial Properties, Inc.(ö) 7,460 670
Interactive Brokers Group, Inc. Class A(Ð) 3,304 264
International Bancshares Corp. 12,219 573
International Money Express, Inc.(Æ) 95,484 2,173
Investar Holding Corp. 44,144 920
iStar, Inc.(ö) 52,380 486
Jackson Financial, Inc. Class A 31,639 1,393
James River Group Holdings, Ltd. 43,633 989
Kemper Corp. 14,492 851
Kennedy-Wilson, Inc. 43,017 769
Kinsale Capital Group, Inc. 4,710 1,311
Legalzoom.com, Inc.(Æ) 37,750 320
LendingClub Corp.(Æ)(Ð) 34,193 331
LendingTree, Inc.(Æ)(Ð) 6,045 240
Lexington Realty Trust(ö) 105,898 1,223
Lincoln National Corp. 682 24
Live Oak Bancshares, Inc. 10,956 375
LiveRamp Holdings, Inc.(Æ) 13,950 373
LPL Financial Holdings, Inc.(Û) 7,460 1,769
LTC Properties, Inc.(ö) 5,859 223
Macerich Co. (The)(ö) 36,056 495
Marcus & Millichap, Inc. 11,999 435
Medifast, Inc.(Û) 1,253 140
Merchants Bancorp 5,774 166
Mercury General Corp. 14,167 506
Meta Financial Group, Inc. 8,044 399
Metropolitan Bank Holding Corp.(Æ) 37,680 2,237
MFA Financial, Inc.(ö) 33,506 398
Moelis & Co. Class A 26,878 1,257
Mr. Cooper Group, Inc.(Æ) 12,835 590
National Bank Holdings Corp. Class A 86,304 3,645
National Health Investors, Inc.(ö) 8,888 523
Navient Corp. 77,155 1,464
NETSTREIT Corp.(ö) 106,437 2,143
New York Community Bancorp, Inc. 59,833 598
Newmark Group, Inc. Class A 103,744 889
NMI Holdings, Inc. Class A(Æ) 77,633 1,803
Northeast Bank 30,265 1,428
Northrim BanCorp, Inc. 275 15
OceanFirst Financial Corp. 35,249 843

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OFG Bancorp 10,151 287
Old National Bancorp 86,536 1,514
Old Second Bancorp, Inc. 104,022 1,767
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 88,551 1,762
Pacific Premier Bancorp, Inc. 19,489 630
Park Hotels & Resorts, Inc.(ö) 50,817 747
Peapack-Gladstone Financial Corp. 4,581 170
Pebblebrook Hotel Trust(Ñ)(ö) 32,713 536
Perella Weinberg Partners 158,909 1,629
Phillips Edison & Co., Inc.(ö) 9,183 308
Physicians Realty Trust(ö) 44,082 699
Piedmont Office Realty Trust, Inc. Class
A(ö) 14,401 153
Plymouth Industrial REIT, Inc.(ö) 72,098 1,614
Popular, Inc. 30,692 2,107
Potlatch Corp.(ö) 8,443 413
PRA Group, Inc.(Æ) 17,934 722
Premier Financial Corp. 64,432 1,612
ProAssurance Corp. 10,639 206
Provident Financial Services, Inc. 24,998 586
QCR Holdings, Inc. 8,820 464
Radian Group, Inc. 32,347 715
RE/MAX Holdings, Inc. Class A 24,899 568
Redfin Corp.(Æ)(Ð) 32,922 246
Regional Management Corp. 755 26
Reinsurance Group of America, Inc. Class A 12,989 1,971
RenaissanceRe Holdings, Ltd. 8,645 1,692
Renasant Corp. 15,284 544
Riverview Bancorp, Inc. 92,938 682
RLI Corp. 3,655 484
RLJ Lodging Trust(ö) 91,596 1,151
RMR Group, Inc. (The) Class A 38,882 1,206
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Ð)(Û) 26,221 1,117
Ryman Hospitality Properties, Inc.(ö)(Û) 18,116 1,683
Sabra Health Care REIT, Inc.(ö) 30,720 415
Safehold, Inc.(Æ) 4,009 140
Safety Insurance Group, Inc. 8,392 708
Sandy Spring Bancorp, Inc. 49,812 1,684
Sculptor Capital Management, Inc. 34,051 316
Selective Insurance Group, Inc. 8,960 851
ServisFirst Bancshares, Inc. 5,973 407
Sierra Bancorp 177 4
Silvergate Capital Corp. Class A(Æ)(Ñ) 5,741 82
Simmons First National Corp. Class A 18,347 409
SITE Centers Corp.(ö) 63,438 866
SLM Corp.(Ð) 64,749 1,138
SmartFinancial, Inc. 15,892 429
SouthState Corp. 13,806 1,099
SP Plus Corp.(Æ) 11,181 422
Sprott, Inc. 3,578 141
STAG Industrial, Inc.(ö) 92,399 3,289
Stewart Information Services Corp. 59,058 2,821
StoneX Group, Inc.(Æ) 2,121 186
Summit Hotel Properties, Inc.(ö) 112,063 955
Sunstone Hotel Investors, Inc.(ö) 75,515 830
Synovus Financial Corp. 8,570 359
Terreno Realty Corp.(ö) 7,509 484
Territorial Bancorp, Inc. 33,668 809
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Capital Bancshares, Inc.(Æ) 25,616 1,692
Tiptree, Inc. Class A 94,130 1,413
TriCo Bancshares 11,844 599
Triumph Bancorp, Inc. 32,560 1,815
UMB Financial Corp. 6,184 558
UMH Properties, Inc.(ö) 102,114 1,830
United Bankshares, Inc. 23,408 941
United Community Banks, Inc. 27,392 891
United Fire Group, Inc.(Ð) 1,869 59
Universal Insurance Holdings, Inc. 45,245 576
Unum Group(Û) 28,726 1,207
Valley National Bancorp 114,885 1,365
Virtus Investment Partners, Inc. 1,876 403
Walker & Dunlop, Inc. 4,305 411
Washington Trust Bancorp, Inc. 9,771 418
Webster Financial Corp. 22,200 1,169
Westamerica BanCorp 19,467 1,082
Western Alliance Bancorp 14,527 1,095
Westwood Holdings Group, Inc. 101,222 1,309
William Penn Bancorp 51,383 604
World Acceptance Corp.(Æ) 901 86
WSFS Financial Corp. 12,892 623
Xenia Hotels & Resorts, Inc.(ö) 48,845 728
Zions Bancorp NA 26,253 1,396
210,081
Health Care - 15.1%
2seventy bio, Inc.(Æ)(Ð) 4,182 57
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 35,915 683
Accuray, Inc.(Æ) 21,041 53
Adicet Bio, Inc.(Æ) 16,591 152
Agios Pharmaceuticals, Inc.(Æ) 12,218 360
Akebia Therapeutics, Inc.(Æ) 79,675 50
Alector, Inc.(Æ) 15,432 136
Alignment Healthcare, Inc.(Æ)(Ð) 28,034 346
Alkermes PLC(Æ) 48,394 1,386
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 126,421 2,264
Alphatec Holdings, Inc.(Æ) 99,051 1,290
Amedisys, Inc.(Æ) 11,850 1,145
Amneal Pharmaceuticals, Inc.(Æ) 216,919 477
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 34,051 1,030
ANI Pharmaceuticals, Inc.(Æ) 41,355 1,850
Anika Therapeutics, Inc.(Æ) 48,042 1,490
Apellis Pharmaceuticals, Inc.(Æ) 29,402 1,550
Apollo Endosurgery, Inc.(Æ) 39,603 389
Arcellx, Inc.(Æ) 10,681 357
Argenx SE - ADR(Æ) 3,510 1,342
Arrowhead Pharmaceuticals, Inc.(Æ) 82,746 2,895
Arvinas, Inc.(Æ) 10,692 350
Ascendis Pharma A/S - ADR(Æ) 17,573 2,180
Avid Bioservices, Inc.(Æ) 280,969 4,448
Axonics Modulation Technologies, Inc.(Æ) 15,210 934
Beam Therapeutics, Inc.(Æ) 27,741 1,205
Berkeley Lights, Inc.(Æ) 28,918 62
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 34,942 369
Biohaven, Ltd.(Æ)(Ñ) 10,280 196
BioLife Solutions, Inc.(Æ) 112,350 2,634
Bluebird Bio, Inc.(Æ) 24,344 155
Blueprint Medicines Corp.(Æ) 19,682 920
C4 Therapeutics, Inc.(Æ) 18,639 145

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cardiovascular Systems, Inc.(Æ) 11,587 162
CareDx, Inc.(Æ) 9,934 148
Catalyst Pharmaceuticals, Inc.(Æ)(Ð) 20,883 323
Chimerix, Inc.(Æ) 17,040 30
CinCor Pharma, Inc.(Æ) 9,261 268
Codexis, Inc.(Æ) 29,789 183
Coherus Biosciences, Inc.(Æ)(Ð) 41,398 351
Computer Programs & Systems, Inc.(Æ) 22,051 648
CONMED Corp. 19,041 1,823
Consensus Cloud Solutions, Inc. Class
W(Æ)(Ð) 476 28
Cytokinetics, Inc.(Æ) 65,219 2,771
CytomX Therapeutics, Inc.(Æ)(Ð) 20,719 56
Deciphera Pharmaceuticals, Inc.(Æ) 13,926 237
Denali Therapeutics, Inc.(Æ) 31,331 948
Dyne Therapeutics, Inc.(Æ)(Ð) 7,122 104
Emergent BioSolutions, Inc.(Æ)(Ð) 31,050 410
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 11,012 588
Encompass Health Corp.(Æ) 19,482 1,217
Exelixis, Inc.(Æ) 72,289 1,274
FibroGen, Inc.(Æ)(Ð) 39,964 943
F-Star Therapeutics, Inc.(Æ)(Ñ) 96,535 397
Fulgent Genetics, Inc.(Æ) 15,896 537
GoodRx Holdings, Inc. Class A(Æ)(Ð) 23,155 129
Haemonetics Corp.(Æ) 645 55
Halozyme Therapeutics, Inc.(Æ) 57,287 2,966
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 9,054 436
Health Catalyst, Inc.(Æ) 27,956 389
Homology Medicines, Inc.(Æ)(Ð) 12,877 20
Inari Medical, Inc.(Æ) 9,652 551
InfuSystem Holdings, Inc.(Æ) 215,140 2,156
Inhibrx, Inc.(Æ) 100,130 2,503
Innoviva, Inc.(Æ) 109,893 1,390
Inogen, Inc.(Æ) 5,501 128
Inspire Medical Systems, Inc.(Æ) 13,268 3,358
Integer Holdings Corp.(Æ) 16,179 1,065
Intellia Therapeutics, Inc.(Æ) 25,628 1,088
Intercept Pharmaceuticals, Inc.(Æ) 15,653 286
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 37,625 1,500
Iovance Biotherapeutics, Inc.(Æ) 9,666 77
iRadimed Corp. 80,642 3,016
iTeos Therapeutics, Inc.(Æ) 8,015 168
Joint Corp. (The)(Æ) 28,843 524
Karuna Therapeutics, Inc.(Æ) 1,286 256
Karyopharm Therapeutics, Inc.(Æ) 40,857 135
Keros Therapeutics, Inc.(Æ) 12,377 725
Kezar Life Sciences, Inc.(Æ) 57,644 413
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 7,382 107
Krystal Biotech, Inc.(Æ) 2,979 248
Kura Oncology, Inc.(Æ) 35,759 494
Kymera Therapeutics, Inc.(Æ) 8,433 315
Landec Corp.(Æ) 90,652 563
Legend Biotech Corp. - ADR(Æ) 19,515 986
LeMaitre Vascular, Inc. 107,603 5,077
LHC Group, Inc.(Æ) 12,750 2,022
LifeStance Health Group, Inc.(Æ)(Ñ) 121,341 641
Ligand Pharmaceuticals, Inc. Class B(Æ) 5,524 385
LivaNova PLC(Æ) 12,813 720
MEDNAX, Inc.(Æ) 20,471 314
Medpace Holdings, Inc.(Æ) 14,920 3,298
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MeiraGTx Holdings PLC(Æ) 28,388 237
Mirati Therapeutics, Inc.(Æ) 6,728 359
NanoString Technologies, Inc.(Æ)(Ð) 17,242 182
National HealthCare Corp. 9,196 548
Nektar Therapeutics(Æ) 48,961 133
Neogen Corp.(Æ) 30,724 658
Neurocrine Biosciences, Inc.(Æ) 13,609 1,510
Nevro Corp.(Æ)(Ð) 27,467 1,009
NextGen Healthcare, Inc.(Æ) 12,070 230
NGM Biopharmaceuticals, Inc.(Æ)(Ð) 21,235 111
Nurix Therapeutics, Inc.(Æ)(Ð) 9,803 120
NuVasive, Inc.(Æ)(Ð) 7,999 365
Omnicell, Inc.(Æ) 4,890 271
OraSure Technologies, Inc.(Æ) 32,502 181
Organon & Co. 41,016 1,236
Orthofix Medical, Inc.(Æ)(Ð) 53,521 1,158
Oscar Health, Inc. Class A(Æ) 18,582 71
Ovid Therapeutics, Inc.(Æ) 119,346 298
Owens & Minor, Inc.(Æ) 40,994 809
Pacira BioSciences, Inc.(Æ) 23,776 934
Paragon 28, Inc.(Æ) 47,773 805
Pennpant Group, Inc. (The)(Æ) 55,087 713
Penumbra, Inc.(Æ) 3,044 762
Perrigo Co. PLC 65,137 2,437
Personalis, Inc.(Æ)(Ð) 9,657 23
PetIQ, Inc.(Æ) 46,617 552
Phreesia, Inc.(Æ) 8,864 332
Pliant Therapeutics, Inc.(Æ) 23,703 831
Praxis Precision Medicines, Inc.(Æ) 8,100 40
Prestige Brands Holdings, Inc.(Æ) 12,939 851
Privia Health Group, Inc.(Æ) 8,887 240
PROCEPT BioRobotics Corp.(Æ)(Ð) 1,086 42
Progenics Pharmaceuticals, Inc.(Æ) 15,095 —
Prometheus Biosciences, Inc.(Æ) 17,496 1,989
Protagonist Therapeutics, Inc.(Æ) 35,906 477
PTC Therapeutics, Inc.(Æ) 68,074 3,124
Quipt Home Medical Corp.(Æ) 187,774 1,089
Radius Health, Inc.(Æ) 85,858 7
Reata Pharmaceuticals, Inc. Class A(Æ)(Ð) 2,640 114
Recursion Pharmaceuticals, Inc. Class A(Æ) 34,631 288
Repligen Corp.(Æ) 11,929 2,210
Revance Therapeutics, Inc.(Æ) 8,465 294
Rigel Pharmaceuticals, Inc.(Æ) 52,890 87
Rocket Pharmaceuticals, Inc.(Æ) 144,866 3,148
RxSight, Inc.(Æ)(Ñ) 22,691 318
Sarepta Therapeutics, Inc.(Æ) 8,497 1,062
Schrodinger, Inc.(Æ) 45,994 1,112
Science 37 Holdings, Inc.(Æ) 798,805 431
Select Medical Holdings Corp. 31,932 928
Selecta Biosciences, Inc.(Æ) 22,625 40
Semler Scientific, Inc.(Æ) 2,267 89
Sharecare, Inc.(Æ)(Ñ) 268,677 682
ShockWave Medical, Inc.(Æ) 3,821 718
Silk Road Medical, Inc.(Æ) 9,665 525
Silverback Therapeutics, Inc.(Æ) 2,096 14
SpringWorks Therapeutics, Inc.(Æ) 30,485 957
STAAR Surgical Co.(Æ) 6,628 468
Surmodics, Inc.(Æ)(Ð) 1,266 36
Sutro Biopharma, Inc.(Æ) 8,746 63
Syndax Pharmaceuticals, Inc.(Æ) 17,005 488

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Syneos Health, Inc. Class A(Æ) 7,179 258
Tabula Rasa HealthCare, Inc.(Æ) 3,122 19
Tactile Systems Technology, Inc.(Æ) 3,666 48
Talkspace, Inc.(Æ) 575,425 470
Tela Bio, Inc.(Æ)(Ñ) 17,861 207
Tenet Healthcare Corp.(Æ)(Ð) 29,120 1,597
TG Therapeutics, Inc.(Æ)(Ð) 13,177 201
Theravance Biopharma, Inc.(Æ) 17,173 186
TransMedics Group, Inc.(Æ) 13,228 834
Travere Therapeutics, Inc.(Æ) 15,585 349
Treace Medical Concepts, Inc.(Æ) 69,868 1,613
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 22,874 1,037
United Therapeutics Corp.(Æ)(Û) 7,214 1,899
Utah Medical Products, Inc. 25,378 2,338
Vanda Pharmaceuticals, Inc.(Æ) 14,261 110
Ventyx Biosciences, Inc.(Æ) 20,821 875
Viemed Healthcare, Inc.(Æ) 61,849 525
Viridian Therapeutics, Inc.(Æ) 26,117 954
Xencor, Inc.(Æ) 38,997 1,284
Xenon Pharmaceuticals, Inc.(Æ) 28,653 1,120
Zai Lab, Ltd. - ADR(Æ) 20,846 878
Zentalis Pharmaceuticals, Inc.(Æ) 25,824 609
Zinvie, Inc.(Æ) 6,577 65
141,132
Materials and Processing - 7.2%
AdvanSix, Inc. 6,251 270
Allegheny Technologies, Inc.(Æ) 11,628 423
Alpha Metallurgical Resources, Inc.(Æ) 888 143
A-Mark Precious Metals, Inc. 2,540 98
American Vanguard Corp. 9,351 211
Apogee Enterprises, Inc. 7,971 373
Arconic Corp.(Æ) 20,535 483
Avient Corp.(Æ) 35,690 1,446
Axalta Coating Systems, Ltd.(Æ) 21,245 639
AZEK Co., Inc. (The)(Æ) 49,742 1,200
Belden, Inc. 2,352 191
Boise Cascade Co. 18,222 1,366
BrightView Holdings, Inc.(Æ)(Ð) 30,883 246
Caesarstone, Ltd. 47,497 296
Capstone Copper Corp.(Æ) 123,599 607
Carpenter Technology Corp. 41,928 2,025
Chemours Co. (The) 4,204 153
Clearwater Paper Corp.(Æ) 3,961 153
Commercial Metals Co. 28,473 1,545
Compass Minerals International, Inc.(Ð) 13,051 609
Constellium SE(Æ) 20,381 296
E3 Lithium, Ltd.(Æ) 190,093 329
Ecovyst, Inc.(Æ) 134,438 1,410
Hecla Mining Co. 147,750 912
Horizonte Minerals PLC(Æ)(Ñ) 445,743 767
Huntsman Corp.(Ð) 39,768 1,260
ITT, Inc. 9,360 857
JELD-WEN Holding, Inc.(Æ)(Ð) 26,692 338
Kaiser Aluminum Corp. 56,805 4,972
Livent Corp.(Æ) 13,464 349
Louisiana-Pacific Corp.(Ð) 22,869 1,557
Masonite International Corp.(Æ)(Ð) 6,630 605
Matthews International Corp. Class A 27,659 1,024
MDU Resources Group, Inc. 49,730 1,537
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MP Materials Corp.(Æ)(Ð) 9,452 307
MRC Global, Inc.(Æ) 50,158 682
Northwest Pipe Co.(Æ) 30,619 1,145
Nouveau Monde Graphite, Inc.(Æ) 95,842 475
NOVAGOLD Resources, Inc.(Æ) 39,262 248
O-I Glass, Inc.(Æ) 65,688 1,265
Oil-Dri Corp. of America 37,379 1,356
Omega Flex, Inc. 11,287 1,200
Orion Engineered Carbons SA 10,370 218
Perimeter Solutions SA(Æ) 28,720 267
Piedmont Lithium, Inc.(Æ) 6,577 451
Quaker Chemical Corp. 3,981 784
Resideo Technologies, Inc.(Æ) 24,444 470
Resolute Forest Products, Inc.(Æ) 33,567 729
Rogers Corp.(Æ) 2,487 347
Royal Gold, Inc. 8,721 1,108
ScanSource, Inc.(Æ) 4,177 138
Schnitzer Steel Industries, Inc. Class A 60,324 2,041
Schweitzer-Mauduit International, Inc. 146,518 4,038
Simpson Manufacturing Co., Inc. 5,909 633
SiteOne Landscape Supply, Inc.(Æ) 10,580 1,603
SmartRent, Inc.(Æ) 145,925 426
Sonoco Products Co. 21,751 1,329
SPX Technologies, Inc.(Æ) 10,246 769
Stelco Holdings, Inc. 7,845 305
Summit Materials, Inc. Class A(Æ) 9,825 323
Sylvamo Corp. 8,722 415
Tecnoglass, Inc. 59,728 2,045
TimkenSteel Corp.(Æ) 70,012 1,377
Trinseo PLC 25,840 717
Tronox Holdings PLC Class A 166,906 2,862
UFP Technologies, Inc.(Æ) 36,086 4,104
Unifi, Inc.(Æ) 52,866 452
Univar Solutions, Inc. - ADR(Æ) 34,130 1,177
Universal Stainless & Alloy Products, Inc.
(Æ) 58,359 472
Valvoline, Inc. 33,868 1,242
Veritiv Corp. 6,375 797
Worthington Industries, Inc. 12,822 729
67,736
Producer Durables - 17.6%
ABM Industries, Inc. 14,636 687
Adient PLC(Æ) 33,471 1,507
AECOM 17,167 1,498
AGCO Corp. 11,847 1,636
Air Transport Services Group, Inc.(Æ) 6,004 170
Alarm.com Holdings, Inc.(Æ) 7,327 393
Albany International Corp. Class A 4,835 542
Allied Motion Technologies, Inc. 64,821 2,634
Allison Transmission Holdings, Inc. Class A 11,381 513
Altra Industrial Motion Corp. 46,705 2,852
AMN Healthcare Services, Inc.(Æ) 5,861 562
Applied Industrial Technologies, Inc. 12,633 1,809
ArcBest Corp. 18,628 1,555
Arcosa, Inc. 5,704 338
Ardmore Shipping Corp. 97,752 1,432
Argan, Inc. 46,347 1,807
Arhaus, Inc.(Æ)(Ñ) 27,465 389
ASGN, Inc.(Æ) 7,903 719

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Astec Industries, Inc. 7,517 332
Atlas Air Worldwide Holdings, Inc.(Æ) 6,144 628
Axon Enterprise, Inc.(Æ) 6,765 1,322
Barnes Group, Inc. 52,535 2,325
Barrett Business Services, Inc. 1,780 177
Bloom Energy Corp. Class A(Æ) 50,281 1,254
Bowman Consulting Group, Ltd.(Æ) 26,764 682
Brady Corp. Class A 9,683 518
Brookfield Infrastructure Corp. Class A 11,386 504
BWX Technologies, Inc.(Æ) 19,739 1,201
Cactus, Inc. Class A 14,593 790
Casella Waste Systems, Inc. Class A(Æ) 9,349 749
CBIZ, Inc.(Æ) 17,611 838
CECO Environmental Corp.(Æ) 24,557 353
Chart Industries, Inc.(Æ) 4,089 548
CompoSecure, Inc.(Æ)(Ñ) 93,081 592
CoreCivic, Inc.(Æ) 4,225 45
Covenant Logistics Group, Inc. Class A 3,988 132
Daseke, Inc.(Æ) 6,492 45
Deluxe Corp. 129,841 2,596
DHT Holdings, Inc. 145,582 1,248
Dycom Industries, Inc.(Æ) 4,104 391
Eagle Bulk Shipping, Inc. 32,094 1,838
Element Solutions, Inc.(Æ) 101,039 2,069
EMCOR Group, Inc. 6,340 940
Encore Wire Corp.(Ð) 4,373 706
Energy Recovery, Inc.(Æ) 16,434 364
EnerSys 44,893 3,727
Ennis, Inc. 24,392 518
Evo Payments, Inc. Class A(Æ) 84,633 2,867
ExlService Holdings, Inc.(Æ) 6,404 1,093
Exponent, Inc. 5,910 606
FARO Technologies, Inc.(Æ)(Ð) 3,400 93
Ferroglobe Representation and Warranty
Insurance Trust(Æ) ( Š) 98,500 —
Flowserve Corp. 95,717 3,295
Fluor Corp.(Æ)(Ð) 61,890 2,274
Franklin Covey Co.(Æ) 1,813 84
Franklin Electric Co., Inc. 8,621 778
Gentex Corp. 30,497 900
Great Lakes Dredge & Dock Corp.(Æ)(Ð) 5,503 38
Green Dot Corp. Class A(Æ) 20,546 371
Hackett Group, Inc. (The) 1,248 28
HealthEquity, Inc.(Æ)(Ð) 23,991 1,460
Heidrick & Struggles International, Inc. 4,553 140
Hertz Global Holdings, Inc. Class W(Æ) 4,143 644
Hillman Solutions Corp.(Æ) 35,045 336
HNI Corp. 11,110 353
Hub Group, Inc. Class A(Æ) 6,826 582
Hyster-Yale Materials Handling, Inc. 9,547 310
I3 Verticals, Inc. Class A(Æ) 169,476 4,901
ICF International, Inc. 8,716 891
indie Semiconductor, Inc. Class A(Æ)(Ñ) 147,962 1,179
Insperity, Inc.(Û) 8,019 887
Itron, Inc.(Æ) 10,972 631
Kaman Corp. Class A 74,623 1,882
Kennametal, Inc. 55,265 1,575
Kforce, Inc. 4,228 237
Kimball International, Inc. Class B 208,074 1,540
Kirby Corp.(Æ) 10,118 716
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Knight-Swift Transportation Holdings, Inc.
(Æ) 10,172 601
Korn & Ferry International 11,511 621
Lamb Weston Holdings, Inc. 19,547 1,953
Landstar System, Inc. 8,858 1,531
Latham Group, Inc.(Æ) 106,998 471
Luxfer Holdings PLC - ADR 106,223 1,758
Manitowoc Co., Inc. (The)(Æ) 107,078 1,467
ManpowerGroup, Inc.(Ð)(Û) 13,208 1,151
Matson, Inc. 10,300 681
Mercury Systems, Inc.(Æ) 37,979 1,898
Mesa Laboratories, Inc. 21,976 4,275
Methode Electronics, Inc. 71,053 3,392
MillerKnoll, Inc. 117,467 2,805
Mirion Technologies, Inc.(Æ)(Ñ) 67,382 536
Mitek Systems, Inc.(Æ) 223,628 2,205
Montrose Environmental Group, Inc.(Æ) 5,547 300
Mueller Industries, Inc. 17,893 1,173
Murphy USA, Inc. 9,172 2,495
MYR Group, Inc.(Æ)(Ð) 4,349 431
National Instruments Corp. 20,175 1,089
Neo Performance Materials, Inc. 45,297 391
Nikola Corp.(Æ)(Ñ) 107,934 293
NV5 Global, Inc.(Æ) 6,943 925
Orion Group Holdings, Inc.(Æ) 219,138 629
Oshkosh Corp.(Ð) 15,577 1,570
PAM Transportation Services, Inc.(Æ) 1,028 30
Paya Holdings, Inc. Class A(Æ) 169,674 1,649
Paysafe, Ltd.(Æ) 8,463 178
Powell Industries, Inc. 2,161 86
Primoris Services Corp. 106,000 2,820
PROG Holdings, Inc.(Æ) 28,167 628
Quotient Technology, Inc.(Æ) 31,675 128
Radiant Logistics, Inc.(Æ) 209,857 1,177
Ranpak Holdings Corp.(Æ) 106,326 814
Repay Holdings Corp.(Æ) 261,852 2,550
Resources Connection, Inc. 59,953 1,035
Ryerson Holding Corp. 4,837 185
Saia, Inc.(Æ) 10,981 2,995
Schneider National, Inc. Class B(Û) 15,248 404
Scorpio Tankers, Inc. 29,596 1,417
Sight Sciences, Inc.(Æ) 80,017 921
Skyline Champion Corp.(Æ) 34,138 2,012
Sleep Number Corp.(Æ) 6,290 216
Smith & Wesson Brands, Inc.(Æ) 45,243 501
Southwest Gas Holdings, Inc. 19,249 1,288
Spirit AeroSystems Holdings, Inc. Class
A(Ð) 18,473 668
Spirit Airlines, Inc. 47,185 936
Star Bulk Carriers Corp.(Ñ) 27,671 629
Steelcase, Inc. Class A 13,483 105
Stericycle, Inc.(Æ) 3,046 164
Sterling Construction Co., Inc.(Æ) 6,160 224
Stoneridge, Inc.(Æ) 103,064 2,542
Sun Country Airlines Holdings, Inc.(Æ) 25,070 468
Teekay Tankers, Ltd. Class A(Æ) 44,266 1,359
Tennant Co. 41,509 2,911
Terex Corp. 21,293 1,085
Textron, Inc. 10,505 765
Thermon Group Holdings, Inc.(Æ) 28,741 665

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Titan International, Inc.(Æ) 16,960 283
TopBuild Corp.(Æ) 5,495 1,099
Travel + Leisure Co.(Æ) 25,019 1,060
TreeHouse Foods, Inc.(Æ) 24,297 1,177
TriNet Group, Inc.(Æ) 16,331 1,232
Triton International, Ltd. 14,740 1,041
TrueBlue, Inc.(Æ) 24,806 487
Tutor Perini Corp.(Æ) 105,417 967
UFP Industries, Inc.(Æ) 11,018 1,031
Vectrus, Inc.(Æ) 15,499 684
Velodyne Lidar, Inc.(Æ) 10,101 12
Vertiv Holdings Co. 89,697 1,276
Vicor Corp.(Æ)(Ð) 5,690 395
Watts Water Technologies, Inc. Class A 3,550 581
Werner Enterprises, Inc. 13,525 635
Wheels Up Experience, Inc.(Æ) 16,796 21
WNS Holdings, Ltd. - ADR(Æ) 43,148 3,656
Xerox Holdings Corp.(Ð) 77,575 1,271
XPO Logistics, Inc.(Æ) 10,415 415
164,685
Technology - 12.4%
8x8, Inc.(Æ)(Ð) 63,239 298
A10 Networks, Inc. 50,592 783
Adeia, Inc.(Æ) 36,391 398
Aehr Test Systems(Æ)(Ñ) 12,747 446
Agilysys, Inc.(Æ) 13,949 1,166
Allegro Microsystems, Inc.(Æ) 9,146 349
Ambarella, Inc.(Æ) 18,907 1,699
American Software, Inc. Class A 290,994 4,426
Amkor Technology, Inc. 17,802 521
Amplitude, Inc. Class A(Æ)(Ð) 73,105 1,051
Appfolio, Inc. Class A(Æ) 8,690 976
Arlo Technologies, Inc.(Æ)(Ð) 41,176 154
Arrow Electronics, Inc.(Æ)(Û) 9,941 1,168
Asana, Inc. Class A(Æ) 29,751 461
Asure Software, Inc.(Æ) 39,927 424
Augmedix, Inc.(Æ) 151,340 233
Aviat Networks, Inc.(Æ) 800 26
Avid Technology, Inc.(Æ) 13,370 405
Axcelis Technologies, Inc.(Æ) 2,364 260
Bandwidth, Inc. Class A(Æ)(Ð) 9,711 242
Bel Fuse, Inc. Class B 27,645 1,090
Benchmark Electronics, Inc. 14,844 415
Blackline, Inc.(Æ) 6,726 483
Box, Inc. Class A(Æ)(Û) 58,614 1,875
Brightcove, Inc.(Æ) 3,380 21
CalAmp Corp.(Æ) 13,849 64
Calix, Inc.(Æ) 14,766 777
Cardlytics, Inc.(Æ)(Ð) 8,100 61
Cars.com, Inc.(Æ) 37,264 637
Cerence, Inc.(Æ)(Ð) 11,900 292
CI&T, Inc. Class A(Æ) 186,950 1,391
Cirrus Logic, Inc.(Æ)(Ð) 17,996 1,627
Cohu, Inc.(Æ) 27,274 984
CommScope Holding Co., Inc.(Æ) 75,203 632
CommVault Systems, Inc.(Æ) 8,094 504
Conduent, Inc.(Æ) 105,025 501
CS Disco, Inc.(Æ) 7,758 64
CSG Systems International, Inc. 6,593 393
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dell Technologies, Inc. Class C(Û) 8,878 361
Diebold Nixdorf, Inc.(Æ)(Ð) 4,635 11
Digi International, Inc.(Æ) 18,540 630
DigitalBridge Group, Inc. 28,244 418
Diodes, Inc.(Æ) 19,582 1,747
DocuSign, Inc.(Æ)(Ð) 1,992 121
Domo, Inc. Class B(Æ) 5,808 90
Donnelley Financial Solutions, Inc.(Æ) 14,401 657
DoubleVerify Holdings, Inc.(Æ) 40,579 1,103
Dropbox, Inc. Class A(Æ)(Û) 64,181 1,491
DZS, Inc.(Æ) 3,109 39
Endava PLC - ADR(Æ) 18,974 1,667
Enovis Corp. Class W(Æ) 5,490 346
Everbridge, Inc.(Æ) 19,230 615
Extreme Networks, Inc.(Æ) 92,696 1,671
Genasys, Inc.(Æ) 253,154 911
Harmonic, Inc.(Æ)(Ð) 118,555 1,561
IBEX Holdings, Ltd.(Æ) 14,754 394
IDT Corp. Class B(Æ) 22,852 672
Immersion Corp. 76,141 557
Impinj, Inc.(Æ)(Ð) 6,808 884
Infinera Corp.(Æ)(Ð) 91,368 669
Informatica, Inc. Class A(Æ) 14,821 264
Inseego Corp.(Æ)(Ñ) 302,024 350
Intapp, Inc.(Æ) 9,290 269
Ituran Location and Control, Ltd. 17,027 374
Jamf Holding Corp.(Æ)(Ð) 1,899 38
JFrog, Ltd.(Æ) 22,897 589
Kaltura, Inc.(Æ) 243,512 531
KBR, Inc. 25,033 1,282
Kimball Electronics, Inc.(Æ) 169 4
Kulicke & Soffa Industries, Inc. 67,821 3,466
Lyft, Inc. Class A(Æ) 74,266 1,207
Marqeta, Inc. Class A(Æ) 80,411 533
Maxar Technologies, Inc. 40,714 2,104
MaxLinear, Inc. Class A(Æ) 13,883 572
Model N, Inc.(Æ) 74,335 2,948
Momentive Global, Inc.(Æ) 243,478 1,877
NAPCO Security Technologies, Inc.(Æ) 148,627 4,306
NETGEAR, Inc.(Æ) 12,901 258
NetScout Systems, Inc.(Æ) 21,952 705
New Relic, Inc.(Æ) 16,525 1,009
nLight, Inc.(Æ) 168,677 2,092
Nutanix, Inc. Class A(Æ)(Ð) 42,285 1,178
ON24, Inc.(Æ) 148,846 1,381
One Stop Systems, Inc.(Æ) 114,394 402
OneSpan, Inc.(Æ) 70,595 975
Ooma, Inc.(Æ) 84,532 1,215
Outbrain, Inc.(Æ) 2,229 11
Parsons Corp.(Æ) 2,344 102
PDF Solutions, Inc.(Æ) 97,044 3,084
Pegasystems, Inc. 33,292 1,294
Perion Network, Ltd.(Æ) 27,293 914
PlayAGS, Inc.(Æ) 10,562 70
Playtika Holding Corp.(Æ)(Û) 28,882 303
Power Integrations, Inc. 7,876 678
Pure Storage, Inc. Class A(Æ) 47,584 1,377
Qualys, Inc.(Æ)(Ð) 27,695 3,195
Quantum Corp.(Æ) 9,780 17
Radcom, Ltd.(Æ) 49,264 517

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rambus, Inc.(Æ) 40,456 1,637
Rapid7, Inc.(Æ)(Ð) 15,680 625
Ribbon Communications, Inc.(Æ) 32,679 115
Richardson Electronics, Ltd. 19,863 444
Sanmina Corp.(Æ) 14,552 887
SecureWorks Corp. Class A(Æ) 3,896 31
Semtech Corp.(Æ)(Ð) 19,279 637
ShotSpotter, Inc.(Æ) 22,214 856
Shutterstock, Inc. 7,069 532
Silicon Laboratories, Inc.(Æ) 13,221 2,075
Simulations Plus, Inc. 96,001 3,949
SiTime Corp.(Æ) 1,661 191
SMART Global Holdings, Inc.(Æ)(Ð) 72,229 1,242
Smartsheet, Inc. Class A(Æ)(Ð) 43,686 1,888
Sonos, Inc.(Æ)(Û) 39,588 730
Sprout Social, Inc. Class A(Æ) 12,667 810
SPS Commerce, Inc.(Æ) 7,596 1,034
Super Micro Computer, Inc.(Æ) 13,012 941
Synaptics, Inc.(Æ) 3,765 471
Telos Corp.(Æ) 15,469 75
Tenable Holdings, Inc.(Æ) 27,009 1,087
TrueCar, Inc.(Æ) 112,058 350
Unisys Corp.(Æ) 14,582 79
Varonis Systems, Inc.(Æ)(Ð) 51,168 1,322
Verint Systems, Inc.(Æ) 15,433 586
Viavi Solutions, Inc. Class W(Æ)(Ð) 72,516 819
Vimeo, Inc.(Æ)(Ð) 97,201 441
Vishay Intertechnology, Inc. 33,543 768
VTEX Class A(Æ) 133,643 605
Western Digital Corp.(Æ) 4,414 194
Wix.com, Ltd.(Æ) 10,207 888
Workiva, Inc.(Æ) 32,126 2,780
Xperi, Inc.(Æ) 14,556 151
Yelp, Inc. Class A(Æ) 23,999 756
Zeta Global Holdings Corp. Class A(Æ) 47,263 429
115,828
Utilities - 4.3%
ALLETE, Inc. 43,875 2,714
Allot, Ltd.(Æ) 102,411 388
American States Water Co. 5,745 541
Avista Corp. 24,140 963
Black Hills Corp. 6,491 470
California Resources Corp. 18,337 784
California Water Service Group 7,551 462
Clearway Energy Operating LLC(Æ) 17,786 601
CNX Resources Corp.(Æ) 37,454 627
Cogent Communications Holdings, Inc. 7,657 525
Denbury, Inc.(Æ) 9,864 856
Earthstone Energy, Inc. Class A(Æ)(Ñ) 201,763 2,804
Evolution Petroleum Corp. 463,395 2,892
Excelerate Energy, Inc. Class A 66,904 1,559
Gulfport Energy Corp.(Æ) 7,826 533
Iridium Communications, Inc. 12,638 756
Mammoth Energy Services, Inc.(Æ) 62,961 411
New Jersey Resources Corp. 12,332 616
Northern Oil and Gas, Inc. 12,161 408
Northwest Natural Holding Co. 32,065 1,608
NorthWestern Corp. 21,465 1,219
NRG Energy, Inc. 42,959 1,470
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oasis Petroleum, Inc. 11,272 1,616
ONE Gas, Inc. 4,901 404
Permian Resources Corp. 302,896 3,292
Pinnacle West Capital Corp.(Ð) 1,100 82
Plains GP Holdings, LP Class A(Æ)(Û) 44,772 586
Portland General Electric Co. 20,499 975
RGC Resources, Inc. 66,054 1,552
Saturn Oil & Gas, Inc.(Æ) 300,930 547
South Jersey Industries, Inc. 11,076 400
Spire, Inc. 18,258 1,319
Telephone & Data Systems, Inc. 40,018 535
Unitil Corp. 33,432 1,744
US Cellular Corp.(Æ) 23,279 569
Vistra Corp. 61,432 1,417
York Water Co. (The) 33,957 1,543
39,788
Total Common Stocks
(cost $808,337) 929,569
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 42,866,274 (∞) 42,858
Total Short-Term Investments
(cost $42,853) 42,858
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 13,656,533 (∞)
13,657
Total Other Securities
(cost $13,657) 13,657
Total Investments - 105.4%
(identified cost $864,847) 986,084
Securities Sold Short - (4.2)%
Consumer Discretionary - (0.6)%
Advanced Energy Industries, Inc. (3,506) (325)
Akoustis Technologies, Inc.(Æ) (10,208) (38)
Altice USA, Inc. Class A(Æ) (37,712) (185)
America's Car-Mart, Inc.(Æ) (2,836) (244)
AMMO, Inc.(Æ) (18,003) (45)
Byrna Technologies, Inc.(Æ) (2,757) (27)
CarParts.com, Inc.(Æ) (25,826) (176)
Churchill Downs, Inc. (2,617) (649)
Clarus Corp. (12,114) (122)
Clear Channel Worldwide Holdings, Inc.(Æ) (50,082) (96)
CuriosityStream, Inc.(Æ) (1,739) (3)
DISH Network Corp. Class A(Æ) (3,243) (47)
Dream Finders Homes, Inc. Class A(Æ) (9,007) (114)
Duluth Holdings, Inc. Class B(Æ) (3,616) (24)
Freshpet, Inc.(Æ) (10,813) (685)
GrowGeneration Corp.(Æ) (7,850) (40)
iHeartMedia, Inc. Class A(Æ) (512) (4)
Innovid Corp.(Æ) (9,172) (21)
LGI Homes, Inc.(Æ) (2,562) (292)
MicroVision, Inc.(Æ) (18,989) (48)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nerdy, Inc.(Æ) (13,724) (39)
Paramount Global Class B (2,343) (54)
Patrick Industries, Inc. (1,252) (89)
PetMed Express, Inc. (11,507) (247)
Rocket Lab USA, Inc.(Æ) (22,309) (111)
Rocky Brands, Inc. (768) (24)
Skillsoft Corp.(Æ) (5,567) (11)
Strategic Education, Inc.(Æ) (3,036) (283)
TechTarget, Inc.(Æ) (2,811) (139)
Topgolf Callaway Brands Corp.(Æ) (37,928) (929)
Traeger, Inc.(Æ) (9,486) (34)
XPEL, Inc.(Æ) (7,987) (607)
Ziff Davis, Inc.(Æ) (3,010) (269)
(6,021)
Consumer Staples - (0.1)%
22nd Century Group, Inc.(Æ) (60,520) (66)
Beauty Health Co. (The)(Æ) (14,263) (163)
MGP Ingredients, Inc. (5,404) (527)
Zevia PBC Class A(Æ) (1,758) (8)
(764)
Energy - (0.1)%
Aemetis, Inc.(Æ) (5,548) (26)
Cleanspark, Inc.(Æ) (10,321) (33)
Enviva, Inc. (751) (34)
FuelCell Energy, Inc.(Æ) (13,129) (48)
Gevo, Inc.(Æ) (23,612) (50)
Southwestern Energy Co.(Æ) (47,707) (263)
Sunrun, Inc.(Æ) (8,152) (214)
Uranium Energy Corp.(Æ) (106,797) (431)
(1,099)
Financial Services - (0.7)%
Annaly Capital Management, Inc.(ö) (28,138) (660)
Arbor Realty Trust, Inc.(ö) (23,325) (348)
Ares Commercial Real Estate Corp.(ö) (14,063) (173)
BRP Group, Inc. Class A(Æ) (19,263) (552)
Carlyle Group, LP (21,134) (760)
Chimera Investment Corp.(ö) (35,149) (256)
Dime Community Bancshares, Inc. (5,561) (166)
Easterly Government Properties, Inc.(ö) (14,566) (237)
Focus Financial Partners, Inc. Class A(Æ) (7,454) (336)
Franchise Group, Inc.(Æ) (14,437) (446)
Franklin BSP Realty Trust, Inc.(ö) (15,635) (227)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (9,163) (338)
Hippo Holdings, Inc.(Æ) (2,911) (49)
Indus Realty Trust, Inc.(ö) (1,463) (94)
Kite Realty Group Trust(ö) (27,603) (599)
Legacy Housing Corp.(Æ) (138) (3)
MFA Financial, Inc.(ö) (9,650) (115)
New York Mortgage Trust, Inc.(ö) (77,915) (243)
Oportun Financial Corp.(Æ) (2,792) (20)
Orchid Island Capital, Inc.(ö) (17,430) (212)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progyny, Inc.(Æ) (6,287) (216)
Radius Global Infrastructure, Inc. Class
A(Æ) (2,250) (30)
Ready Capital Corp.(Æ) (12,910) (171)
StepStone Group, Inc. Class A (1,733) (51)
Trupanion, Inc.(Æ) (3,781) (223)
Webster Financial Corp. (862) (45)
(6,570)
Health Care - (0.9)%
Absci Corp.(Æ) (12,908) (41)
AdaptHealth Corp.(Æ) (26,540) (569)
Agiliti, Inc.(Æ) (1,000) (18)
Akero Therapeutics, Inc.(Æ) (757) (37)
Alphatec Holdings, Inc.(Æ) (4,817) (63)
Anavex Life Sciences Corp.(Æ) (6,131) (67)
Apellis Pharmaceuticals, Inc.(Æ) (9,027) (476)
Apollo Medical Holdings, Inc.(Æ) (973) (35)
Atossa Therapeutics, Inc.(Æ) (38,841) (31)
Azenta, Inc.(Æ) (6,989) (391)
BioLife Solutions, Inc.(Æ) (12,956) (304)
Bionano Genomics, Inc.(Æ) (32,093) (58)
Bio-Rad Laboratories, Inc. Class A(Æ) (247) (115)
Brookdale Senior Living, Inc. Class A(Æ) (27,467) (79)
Cara Therapeutics, Inc.(Æ) (2,979) (35)
Citius Pharmaceuticals, Inc.(Æ) (46,575) (65)
ClearPoint Neuro, Inc.(Æ) (2,651) (25)
Clover Health Investments Corp.(Æ) (27,850) (37)
Collegium Pharmaceutical, Inc.(Æ) (3,209) (90)
Crinetics Pharmaceuticals, Inc.(Æ) (5,690) (112)
Cytokinetics, Inc.(Æ) (733) (31)
DarioHealth Corp.(Æ) (4,065) (22)
Day One Biopharmaceuticals, Inc.(Æ) (2,063) (45)
DICE Therapeutics, Inc.(Æ) (1,231) (39)
Evolus, Inc.(Æ) (8,622) (90)
ICU Medical, Inc.(Æ) (3,178) (614)
ImmunityBio, Inc.(Æ) (14,428) (55)
Innoviva, Inc.(Æ) (11,130) (141)
Inotiv, Inc.(Æ) (2,524) (18)
Inovio Pharmaceuticals, Inc.(Æ) (24,965) (41)
Invitae Corp.(Æ) (17,508) (41)
KemPharm, Inc.(Æ) (6,174) (34)
Neogen Corp.(Æ) (28,226) (604)
Nkarta, Inc.(Æ) (4,384) (23)
OrthoPediatrics Corp.(Æ) (2,136) (101)
Outlook Therapeutics, Inc.(Æ) (24,416) (28)
Pacific Biosciences of California, Inc.(Æ) (6,075) (67)
Patterson Cos., Inc. (2,339) (71)
RadNet, Inc.(Æ) (6,972) (147)
Repligen Corp.(Æ) (3,645) (675)
Revance Therapeutics, Inc.(Æ) (9,209) (319)
Scilex Holding Co.(Æ) (4,379) (35)
Sharecare, Inc.(Æ) (44,384) (113)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SIGA Technologies, Inc. (10,667) (78)
SomaLogic, Inc.(Æ) (1,015) (4)
Sorrento Therapeutics, Inc.(Æ) (31,054) (30)
Sotera Health Co.(Æ) (14,696) (253)
Syndax Pharmaceuticals, Inc.(Æ) (12,147) (349)
TransMedics Group, Inc.(Æ) (2,890) (182)
Vaxart, Inc.(Æ) (15,105) (16)
Vaxcyte, Inc.(Æ) (6,500) (295)
Ventyx Biosciences, Inc.(Æ) (1,709) (72)
Veracyte, Inc.(Æ) (20,260) (509)
Vericel Corp.(Æ) (8,843) (243)
Vor BioPharma, Inc.(Æ) (1,000) (5)
(8,038)
Materials and Processing - (0.3)%
Cleveland-Cliffs, Inc.(Æ) (31,071) (663)
Griffon Corp. (4,994) (204)
Haynes International, Inc. (778) (43)
KAR Auction Services, Inc.(Æ) (14,691) (214)
Lawson Products, Inc.(Æ) (1,467) (61)
Origin Materials, Inc.(Æ) (7,029) (43)
Pool Corp. (2,093) (807)
Quaker Chemical Corp. (1,980) (390)
Schweitzer-Mauduit International, Inc. (8,866) (244)
(2,669)
Producer Durables - (0.6)%
Advantage Solutions, Inc.(Æ) (11,666) (30)
Aeva Technologies, Inc.(Æ) (14,347) (24)
Affirm Holdings, Inc.(Æ) (525) (8)
CryoPort, Inc.(Æ) (8,141) (186)
Fox Factory Holding Corp.(Æ) (5,438) (642)
GATX Corp. (4,532) (519)
H&R Block, Inc. (17,561) (685)
Hillman Solutions Corp.(Æ) (1,100) (11)
Hydrofarm Holdings Group, Inc.(Æ) (26,426) (49)
I3 Verticals, Inc. Class A(Æ) (3,690) (107)
indie Semiconductor, Inc. Class A(Æ) (15,503) (124)
Latham Group, Inc.(Æ) (9,523) (42)
LCI Industries (2,749) (308)
Magnite, Inc.(Æ) (11,845) (143)
Maximus, Inc. (8,845) (662)
Microvast Holdings, Inc.(Æ) (37,549) (61)
Moneylion, Inc.(Æ) (5,103) (4)
MultiPlan Corp.(Æ) (61,018) (81)
Paymentus Holdings, Inc. Class A(Æ) (8,603) (75)
Payoneer Global, Inc.(Æ) (22,610) (135)
Proterra, Inc.(Æ) (5,831) (30)
PureCycle Technologies, Inc.(Æ) (25,371) (213)
RBC Bearings, Inc.(Æ) (2,814) (687)
Repay Holdings Corp.(Æ) (15,533) (151)
Sabre Corp.(Æ) (26,778) (182)
Vectrus, Inc.(Æ) (77) (3)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workhorse Group, Inc.(Æ) (17,717) (39)
Xometry, Inc. Class A(Æ) (10,350) (362)
Xos, Inc.(Æ) (10,770) (10)
(5,573)
Technology - (0.8)%
ACV Auctions, Inc. Class A(Æ) (17,070) (167)
Adtran Holdings, Inc. (8,970) (169)
Aehr Test Systems(Æ) (4,191) (147)
Appian Corp. Class A(Æ) (605) (25)
AppLovin Corp. Class A(Æ) (26,271) (334)
Aspen Technology, Inc.(Æ) (2,876) (572)
Atomera, Inc.(Æ) (3,438) (25)
AvePoint, Inc.(Æ) (16,041) (72)
AvidXchange Holdings, Inc.(Æ) (16,340) (182)
AXT, Inc.(Æ) (8,425) (50)
Bentley Systems, Inc. Class B (18,645) (728)
BlackSky Technology, Inc.(Æ) (1,300) (2)
Bumble, Inc. Class A(Æ) (23,227) (598)
Coherent Corp.(Æ) (14,079) (611)
Digimarc Corp.(Æ) (6,763) (135)
Digital Turbine, Inc.(Æ) (3,413) (59)
E2open Parent Holdings, Inc.(Æ) (50,017) (345)
Frontier Communications Parent, Inc.(Æ) (26,645) (789)
Latch, Inc.(Æ) (1,193) (1)
NAPCO Security Technologies, Inc.(Æ) (4,359) (126)
nCino, Inc.(Æ) (14,715) (421)
Olo, Inc. Class A(Æ) (27,775) (223)
Ondas Holdings, Inc.(Æ) (8,992) (18)
Opendoor Technologies, Inc.(Æ) (27,112) (59)
Ouster, Inc.(Æ) (43,157) (62)
PAR Technology Corp.(Æ) (12,628) (429)
Porch Group, Inc.(Æ) (54,726) (161)
ShotSpotter, Inc.(Æ) (516) (20)
Skillz, Inc.(Æ) (131,943) (105)
Ultra Clean Holdings(Æ) (5,252) (177)
ViaSat, Inc.(Æ) (7,590) (261)
Wolfspeed, Inc.(Æ) (7,630) (588)
(7,661)
Utilities - (0.1)%
Civitas Resources, Inc. (10,816) (720)
Crescent Energy Co. Class A (3,256) (39)
New Fortress Energy LLC (6,109) (237)
Tellurian, Inc.(Æ) (11,792) (24)
Yellow Corp.(Æ) (994) (3)
(1,023)
Total Securities Sold Short
(proceeds $41,258) (39,418)
Other Assets and Liabilities,
Net - (1.2)%
(10,975)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
935,691

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 446 USD 43,249 03/23 2,523
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,523
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 116,984 $ — $ —
$ —
$ 116,984
Consumer Staples 38,647 — —
—
38,647
Energy 34,688 — —
—
34,688
Financial Services 210,081 — —
—
210,081
Health Care 141,132 — —
—
141,132
Materials and Processing 67,736 — —
—
67,736
Producer Durables 164,685 — —
—
164,685
Technology 115,828 — —
—
115,828
Utilities 39,788 — —
—
39,788
Short-Term Investments — — — 42,858 42,858
Other Securities — — — 13,657 13,657
Total Investments
929,569 — — 56,515 986,084
Securities Sold Short** (39,418) — — — (39,418)
Other Financial Instruments
Assets
Futures Contracts 2,523 — — — 2,523
Total Other Financial Instruments
*
$ 2, 5 2 3 $ — $ — $ — $ 2,523
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.3%
Australia - 1.9%
Ampol, Ltd. 12,300 266
ASX, Ltd. - ADR 2,999 147
BHP Group, Ltd. - ADR 214,455 7,518
BlueScope Steel, Ltd. 8,114 111
Commonwealth Bank of Australia
- ADR 18,114 1,414
Dexus Property Group(ö) 12,183 71
Flutter Entertainment PLC(Æ) 25,937 4,032
Medibank Pvt, Ltd. 527,105 1,097
National Australia Bank, Ltd. - ADR 16,782 378
Rio Tinto PLC 75,349 5,891
Rio Tinto, Ltd. - ADR 9,420 848
South32, Ltd. Class B 942,662 3,046
Wesfarmers, Ltd.(Æ) 9,437 333
Westpac Banking Corp. 30,665 516
Woodside Energy Group, Ltd. 24,262 630
26,298
Austria - 0.6%
ams AG(Æ) 90,811 850
Erste Group Bank AG 158,080 5,988
Mondi PLC 73,775 1,387
8,225
Belgium - 0.4%
Ageas SA 37,869 1,846
KBC Groep NV 2,077 153
Proximus SA 67,242 690
UCB SA 28,416 2,331
5,020
Brazil - 0.7%
Ambev SA(Æ) 1,653,187 4,449
Atacadao SA 160,000 518
Banco Bradesco SA - ADR 537,566 1,500
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 111,268 1,220
Telefonica Brasil SA 193,000 1,590
Ultrapar Participacoes SA 357,600 929
Yara International ASA 6,887 306
10,512
Burkina Faso - 0.1%
Endeavour Mining PLC 45,036 1,061
Canada - 4.6%
Agnico Eagle Mines, Ltd. 70,349 3,973
Alimentation Couche-Tard, Inc. 11,055 505
ARC Resources, Ltd. 74,432 865
Aritzia, Inc.(Æ) 41,875 1,510
Bank of Montreal(Ñ) 7,244 729
Bank of Nova Scotia (The)(Ñ) 12,929 700
Barrick Gold Corp. 113,779 2,225
CAE, Inc.(Æ) 453,820 10,249
Cameco Corp. Class A 39,224 1,099
Canadian Imperial Bank of Commerce 10,368 473
Canadian National Railway Co. 67,581 8,044
Canadian Pacific Railway, Ltd. 4,351 344
CGI Group, Inc.(Æ) 4,703 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollarama, Inc. 40,521 2,423
Enbridge, Inc. 16,824 689
George Weston, Ltd. 3,032 390
Great-West Lifeco, Inc. 9,636 256
iA Financial Corp., Inc. 24,528 1,514
Kinross Gold Corp. 80,219 372
Loblaw Cos., Ltd. 4,003 359
Magna International, Inc. Class A 38,515 2,500
Metro, Inc. Class A 12,016 652
National Bank of Canada 3,392 255
Open Text Corp. 7,261 244
Royal Bank of Canada - GDR 68,267 6,986
Saputo, Inc. - ADR 10,575 291
Stantec, Inc. 54,551 2,844
Sun Life Financial, Inc. 97,682 4,908
TC Energy Corp.(Æ) 20,396 879
TELUS Corp. 15,716 338
Thomson Reuters Corp.(Æ) 1,509 180
Toronto-Dominion Bank (The) 93,805 6,490
63,689
Chile - 0.0%
Lundin Mining Corp. 78,995 598
China - 2.2%
Alibaba Group Holding, Ltd.(Æ) 373,700 5,164
Anta Sports Products, Ltd. 130,200 1,970
Baidu, Inc. Class A(Æ) 92,950 1,568
BOC Hong Kong Holdings, Ltd. 104,500 364
BYD Co., Ltd. Class H 95,500 3,007
Dongfeng Motor Group Co., Ltd. Class
H 2,128,000 1,270
Huazhu Group, Ltd. - ADR 54,397 2,583
Meituan Class B(Æ)(Þ) 21,308 475
Tencent Holdings, Ltd. 221,188 10,781
Trip.com Group, Ltd. - ADR(Æ) 80,943 2,975
30,157
Denmark - 0.9%
Carlsberg A/S Class B 1,514 214
Chr Hansen Holding A/S 3,896 287
Coloplast A/S Class B 2,637 318
Danske Bank A/S 136,157 2,832
Novo Nordisk A/S Class B 64,301 8,905
Novozymes A/S Class B 4,653 242
Tryg A/S 11,848 272
13,070
Finland - 1.4%
Elisa OYJ 36,946 2,106
Kone OYJ Class B 20,786 1,135
Neste OYJ 45,033 2,147
Nokia OYJ 1,685,012 8,030
Nordea Bank Abp 66,156 772
Orion OYJ Class B 10,943 586
Sampo OYJ Class A 67,941 3,564
UPM-Kymmene OYJ 7,929 288
Wartsila OYJ Abp Class B 168,459 1,602
20,230

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 8.8%
Accor SA 257,801 8,360
Air Liquide SA Class A 5,150 821
Airbus Group SE 36,089 4,522
Amundi SA(Þ) 67,118 4,399
AXA SA 133,745 4,169
BNP Paribas SA 48,070 3,295
Bouygues SA - ADR 57,741 1,901
Bureau Veritas SA 111,114 3,175
Capgemini SE 17,209 3,263
Carrefour SA 119,549 2,272
Cie de Saint-Gobain SA 53,613 3,070
Danone SA 11,614 636
Dassault Aviation SA 21,935 3,741
Dassault Systemes SE 7,043 262
Edenred 7,045 384
Eiffage SA 3,301 352
Engie SA 240,906 3,427
EssilorLuxottica SA 2,227 408
Hermes International 340 637
Kering 4,877 3,045
La Francaise des Jeux SAEM(Þ) 16,300 697
Legrand SA - ADR 3,814 341
L'Oreal SA 16,036 6,624
LVMH Moet Hennessy Louis Vuitton
SE - ADR 18,097 15,809
Michelin (CGDE) 253,696 8,051
Orange SA - ADR 217,051 2,297
Pernod Ricard SA 1,926 399
Publicis Groupe SA - ADR 39,272 2,770
Remy Cointreau SA 2,118 398
Renault SA 49,603 2,017
Rexel SA Class H 436,073 9,623
Sanofi - ADR 119,932 11,785
SEB SA 2,324 243
Societe Generale SA 88,958 2,644
Total SE 103,676 6,441
Vinci SA 8,581 968
123,246
Germany - 4.7%
Allianz SE 5,514 1,315
BASF SE 91,132 5,194
Bayer AG 42,788 2,654
Beiersdorf AG 4,001 485
Brenntag SE 8,398 625
Ceconomy AG 123,169 300
Continental AG 20,039 1,404
Covestro AG(Þ) 169,400 7,768
Daimler Truck Holding AG(Æ) 259,782 8,704
Deutsche Boerse AG 33,558 5,996
Deutsche Post AG 8,928 382
Deutsche Telekom AG 56,390 1,255
E.ON SE 47,956 521
Evonik Industries AG 48,710 1,078
Fresenius Medical Care AG & Co.
KGaA 114,371 4,282
Fresenius SE & Co. KGaA 87,224 2,515
Hannover Rueck SE 13,748 2,785
HeidelbergCement AG 45,919 3,139
Henkel AG & Co. KGaA 6,170 412
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infineon Technologies AG - ADR 89,757 3,211
LEG Immobilien SE 1,661 130
Mercedes-Benz Group AG 24,882 1,845
Merck KGaA 1,953 406
Muenchener Rueckversicherungs-
Gesellschaft AG 15,318 5,517
SAP SE - ADR 8,771 1,032
Siemens AG 17,388 2,701
Symrise AG 3,707 393
Vonovia SE 14,774 416
66,465
Hong Kong - 3.6%
AIA Group, Ltd. 1,083,175 12,232
CK Asset Holdings, Ltd. 370,157 2,365
CK Hutchison Holdings, Ltd. Class B 88,631 566
CK Infrastructure Holdings, Ltd. 25,500 142
CLP Holdings, Ltd. 229,500 1,708
Galaxy Entertainment Group, Ltd. 746,883 5,218
Hang Seng Bank, Ltd. 181,400 3,016
HKT Trust & HKT, Ltd. 323,000 424
Hong Kong & China Gas Co., Ltd. 3,298,000 3,319
Hong Kong Exchanges & Clearing, Ltd. 60,900 2,737
Power Assets Holdings, Ltd. 291,000 1,648
Sino Land Co., Ltd. 228,000 296
Sun Hung Kai Properties, Ltd. 30,500 434
Swire Properties, Ltd. 428,600 1,207
Techtronic Industries Co., Ltd. 1,047,239 13,502
WH Group, Ltd.(Þ) 2,406,500 1,479
50,293
India - 1.1%
Canara Bank 330,208 1,230
Housing Development Finance Corp.,
Ltd. 337,226 10,827
Oil & Natural Gas Corp., Ltd. 389,253 691
Reliance Industries, Ltd. - GDR(Þ) 52,303 3,000
15,748
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 2,240,496 1,490
Ireland - 1.3%
AIB Group PLC 373,814 1,565
Bank of Ireland Group PLC 484,710 5,170
CRH PLC 6,557 305
Kerry Group PLC Class A 85,330 8,010
Ryanair Holdings PLC - ADR(Æ) 33,733 3,054
18,104
Israel - 0.1%
Bank Hapoalim BM 45,084 406
Bank Leumi Le-Israel BM 48,276 426
Check Point Software Technologies,
Ltd.(Æ) 4,374 556
Israel Discount Bank, Ltd. Class A 62,313 318
Mizrahi Tefahot Bank, Ltd. 8,474 280
1,986
Italy - 2.5%
Assicurazioni Generali SpA 145,239 2,831

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BPER Banca SpA 545,503 1,496
Davide Campari-Milano SpA(Æ) 298,640 3,196
Enel SpA 974,855 5,738
Eni SpA - ADR 270,027 4,165
FinecoBank Banca Fineco SpA 478,754 8,581
Moncler SpA 37,568 2,354
Recordati SpA 23,989 1,048
Snam Rete Gas SpA 80,027 408
Terna Rete Elettrica Nazionale SpA 26,361 209
UniCredit SpA 255,943 4,988
35,014
Japan - 16.6%
Ajinomoto Co., Inc. 10,694 353
Alfresa Holdings Corp. 64,800 810
Alps Alpine Co., Ltd. 81,700 844
Amada Holdings Co., Ltd. 54,700 491
Asahi Kasei Corp. 42,200 320
Astellas Pharma, Inc. 290,400 4,286
Bandai Namco Holdings, Inc. 34,400 2,300
Benesse Holdings, Inc. 7,900 121
Bridgestone Corp. 28,800 1,078
Brother Industries, Ltd. 40,200 625
Canon, Inc. 170,200 3,780
Dai-ichi Life Holdings, Inc. 113,825 2,672
Daiichi Sankyo Co., Ltd. 122,700 3,856
Daito Trust Construction Co., Ltd. 1,900 186
Daiwa House Industry Co., Ltd. 27,200 653
Daiwa House REIT Investment Corp.(ö) 89 194
Daiwa Securities Group, Inc. 104,400 493
DeNA Co., Ltd. 61,800 867
Denso Corp. 32,600 1,761
Disco Corp. 4,500 1,351
Eisai Co., Ltd. 44,110 2,736
FANUC Corp. 21,100 3,735
Fuji Media Holdings, Inc. 26,900 227
Fukuoka Financial Group, Inc. 92,600 2,133
Hakuhodo DY Holdings, Inc. 28,300 306
Hino Motors, Ltd. 231,000 988
Honda Motor Co., Ltd. 190,758 4,731
Iida Group Holdings Co., Ltd. 95,500 1,592
Inpex Corp. 143,300 1,579
Isuzu Motors, Ltd. 434,700 5,491
ITOCHU Corp. 18,800 608
Japan Airlines Co., Ltd.(Æ) 66,600 1,412
Japan Exchange Group, Inc. 102,500 1,570
Japan Post Holdings Co., Ltd. 97,800 857
Japan Real Estate Investment Corp.(ö) 72 309
Japan Tobacco, Inc. 202,500 4,123
JGC Holdings Corp. 87,600 1,144
Kajima Corp. 24,700 303
Kansai Electric Power Co., Inc. (The) 49,400 475
Kao Corp. 67,400 2,748
KDDI Corp. 147,400 4,606
Keyence Corp. 21,600 9,978
Kirin Holdings Co., Ltd. 95,000 1,463
Komatsu, Ltd. 278,700 6,831
Kyocera Corp. 74,500 3,873
Makita Corp. 74,553 1,991
McDonald's Holdings Co. Japan, Ltd. 19,100 755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MEIJI Holdings Co., Ltd. 25,100 1,294
Mitsubishi Electric Corp. 362,700 3,994
Mitsubishi Estate Co., Ltd. 155,500 2,006
Mitsubishi UFJ Financial Group, Inc. 577,122 4,236
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 102,100 520
Mitsui & Co., Ltd. 43,800 1,294
Mizuho Financial Group, Inc. 33,100 516
MS&AD Insurance Group Holdings,
Inc. 110,600 3,556
Nidec Corp. 38,000 2,103
Nikon Corp. 98,700 977
Nintendo Co., Ltd. 82,800 3,581
Nippon Building Fund, Inc.(ö) 88 385
Nippon Prologis REIT, Inc.(Æ)(ö) 128 291
Nippon Telegraph & Telephone Corp. 23,664 709
Nippon Television Holdings, Inc. 73,900 597
Nissan Chemical Industries, Ltd. 16,700 790
Nissan Motor Co., Ltd. 519,600 1,863
Nitto Denko Corp. 27,100 1,754
Nomura Holdings, Inc. 178,400 711
Obayashi Corp. 50,500 392
Oji Holdings Corp. 32,000 132
Ono Pharmaceutical Co., Ltd. 80,392 1,746
ORIX Corp. 5,900 104
Otsuka Holdings Co., Ltd. 20,400 655
Resona Holdings, Inc. 1,161,900 6,435
SCSK Corp. 20,500 334
Secom Co., Ltd. 9,700 578
Sekisui Chemical Co., Ltd. 101,100 1,416
Sekisui House, Ltd. 44,300 837
Seven & i Holdings Co., Ltd. 8,400 397
SG Holdings Co., Ltd. 26,300 406
Shimizu Corp. 80,000 448
Shin-Etsu Chemical Co., Ltd. 119,994 17,873
Shiseido Co., Ltd. 166,300 8,678
SMC Corp. 4,900 2,491
SoftBank Corp. 31,300 358
Sony Group Corp. 34,350 3,067
Stanley Electric Co., Ltd. 67,323 1,448
Subaru Corp. 485,788 8,025
Sumitomo Electric Industries, Ltd. 160,200 1,924
Sumitomo Heavy Industries, Ltd. 50,300 1,118
Sumitomo Mitsui Financial Group, Inc. 100,600 4,377
Sumitomo Mitsui Trust Holdings, Inc. 74,100 2,702
Sumitomo Rubber Industries, Ltd. 77,000 683
Suntory Beverage & Food, Ltd. 7,700 260
T&D Holdings, Inc. 305,200 4,901
Taiheiyo Cement Corp. 49,800 858
Taisei Corp. 14,900 514
Takeda Pharmaceutical Co., Ltd. 169,300 5,332
Terumo Corp. 12,900 375
THK Co., Ltd. 66,700 1,413
Tokio Marine Holdings, Inc. 174,900 3,661
Tokyo Electron, Ltd. 31,156 10,933
Tokyo Gas Co., Ltd. 39,700 829
Toray Industries, Inc. 456,900 2,808
Tosoh Corp. 52,600 688
Toyota Industries Corp. 8,100 493
Toyota Motor Corp. 99,600 1,445

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tsuruha Holdings, Inc. 17,500 1,287
USS Co., Ltd. 42,900 703
Yakult Honsha Co., Ltd. 5,000 357
Yamaha Motor Co., Ltd. 92,700 2,281
Yamato Holdings Co., Ltd. 119,384 2,085
232,629
Jersey - 0.2%
Glencore PLC 458,798 3,080
Luxembourg - 0.8%
ArcelorMittal SA(Æ) 162,777 5,033
Eurofins Scientific SE 67,419 4,835
RTL Group SA 23,766 1,153
11,021
Malaysia - 0.1%
CIMB Group Holdings BHD 910,782 1,231
Mexico - 0.5%
Grupo Televisa SAB - ADR 1,247,993 7,675
Netherlands - 5.3%
ABN AMRO Bank NV(Þ) 187,814 3,110
Adyen NV(Æ)(Þ) 1,771 2,677
Akzo Nobel NV 3,581 266
ASML Holding NV 7,886 5,222
Euronext NV(Þ) 6,064 492
Ferrari NV 14,559 3,630
Heineken Holding NV 4,577 377
Heineken NV 137,208 13,673
ING Groep NV 701,613 10,127
Koninklijke Ahold Delhaize NV 27,809 829
Koninklijke Philips NV 203,546 3,526
NN Group NV 7,377 320
Randstad NV 139,422 8,929
Shell PLC 579,876 17,024
Universal Music Group NV 135,425 3,465
VEON, Ltd.(Æ) 618,035 312
Wolters Kluwer NV 5,284 576
74,555
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd. 377,925 6,185
Spark New Zealand, Ltd. 314,162 1,059
7,244
Norway - 0.4%
DNB Bank ASA 21,326 398
Gjensidige Forsikring ASA 1,145 21
Kongsberg Gruppen ASA 20,430 812
Mowi ASA 89,750 1,659
Norsk Hydro ASA 46,795 379
Orkla ASA 170,680 1,275
Telenor ASA 42,584 445
4,989
Portugal - 0.2%
Energias de Portugal SA 42,623 212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jeronimo Martins SGPS SA 93,857 2,037
2,249
Russia - 0.0%
Gazprom PJSC(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 0.8%
DBS Group Holdings, Ltd. 88,346 2,418
Jardine Cycle & Carriage, Ltd. 17,800 395
Oversea-Chinese Banking Corp., Ltd. 343,160 3,387
Singapore Exchange, Ltd. 27,000 190
Singapore Technologies Engineering,
Ltd. 117,100 330
Singapore Telecommunications, Ltd. 1,988,800 3,812
United Overseas Bank, Ltd. 19,700 449
Venture Corp., Ltd. 27,200 384
11,365
South Africa - 0.1%
MTN Group, Ltd. 42,322 358
Old Mutual, Ltd. 1,278,568 871
1,229
South Korea - 1.6%
Coway Co., Ltd. 26,351 1,199
Hankook Tire & Technology Co., Ltd. 30,469 808
Hyundai Mobis Co., Ltd. 9,898 1,661
KB Financial Group, Inc. 69,765 3,179
KT Corp. - ADR 160,534 2,297
LG Energy Solution, Ltd.(Æ) 6,330 2,695
Samsung Electronics Co., Ltd. 99,909 4,994
Shinhan Financial Group Co., Ltd. 155,467 5,267
22,100
Spain - 1.8%
Amadeus IT Group SA Class A(Æ) 91,741 5,771
CaixaBank SA 1,284,856 5,691
Cellnex Telecom SA(Þ) 113,114 4,439
Enagas SA 24,003 431
Endesa SA - ADR 12,685 253
Iberdrola SA 76,400 893
Industria de Diseno Textil SA 238,634 7,452
Red Electrica Corp. SA 27,733 492
Telefonica SA - ADR 39,529 150
25,572
Sweden - 1.7%
Assa Abloy AB Class B 156,725 3,694
Atlas Copco AB(Æ) 17,284 204
Boliden AB(Æ) 57,590 2,590
Essity Aktiebolag Class B 11,586 303
Hexagon AB(Æ) 523,978 6,001
Investor AB Class B 27,413 533
Kinnevik AB Class B(Æ) 15,109 233
Sandvik AB 128,742 2,663
Securitas AB Class B 52,756 483

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skandinaviska Enskilda Banken AB
Class A 37,989 459
Skanska AB Class B 17,274 305
SKF AB Class B 137,674 2,432
Svenska Handelsbanken AB Class A 50,184 522
Swedbank AB Class A 27,731 532
Swedish Match AB(Š) 139,743 1,538
Telefonaktiebolaget LM Ericsson Class
B 254,758 1,477
23,969
Switzerland - 6.7%
ABB, Ltd. 143,700 5,004
Adecco Group AG 67,020 2,485
Alcon, Inc. 40,655 3,065
Baloise Holding AG 2,364 388
Barry Callebaut AG 94 196
Chocoladefabriken Lindt & Spruengli
AG 29 624
Cie Financiere Richemont SA Class A 24,236 3,737
EMS-Chemie Holding AG 1,468 1,092
Geberit AG 8,783 5,021
Givaudan SA 122 396
Julius Baer Group, Ltd. 96,381 6,176
Kuehne & Nagel International AG 13,866 3,304
Lonza Group AG 6,197 3,538
Novartis AG 141,077 12,759
Partners Group Holding AG 5,775 5,428
Schindler Holding AG 2,462 516
SGS SA 1,329 3,240
Sika AG 1,022 291
Swatch Group AG (The) Class B 7,994 2,887
Swiss Life Holding AG 813 480
Swiss Prime Site AG Class A 3,697 329
Swisscom AG 7,020 4,148
UBS Group AG 1,066,841 22,716
Zurich Insurance Group AG 10,572 5,229
93,049
Taiwan - 2.0%
Catcher Technology Co., Ltd. 216,000 1,286
Hon Hai Precision Industry Co., Ltd. 2,462,241 8,213
Taiwan Semiconductor Manufacturing
Co., Ltd. 444,000 7,833
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 116,314 10,786
28,118
Thailand - 0.2%
Kasikornbank PCL 496,000 2,184
United Kingdom - 9.3%
Admiral Group PLC 45,907 1,245
Anglo American PLC 165,880 7,150
AstraZeneca PLC 53,735 7,030
Aviva PLC 382,819 2,154
Babcock International Group PLC(Æ) 225,291 850
BAE Systems PLC 43,384 459
Barclays PLC 1,344,943 3,085
Barratt Developments PLC 325,117 1,851
Berkeley Group Holdings PLC 4,667 240
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BP PLC 956,693 5,788
British American Tobacco PLC 1,609 62
British Land Co. PLC (The)(ö) 191,747 1,050
BT Group PLC 1,060,830 1,636
Compass Group PLC(Æ) 312,717 7,456
Croda International PLC(Æ) 5,286 450
Diageo PLC 104,675 4,548
easyJet PLC(Æ) 322,280 1,964
Experian PLC 24,466 895
Halma PLC 9,128 243
HSBC Holdings PLC 991,084 7,307
Intermediate Capital Group PLC(Æ) 120,871 2,080
Intertek Group PLC 6,351 341
J Sainsbury PLC 2,254,209 7,312
John Wood Group PLC(Æ) 1,168,222 2,057
Kingfisher PLC 305,220 1,052
Land Securities Group PLC(ö) 131,727 1,155
Legal & General Group PLC 108,233 340
Linde PLC 37,329 12,272
Lloyds Banking Group PLC 532,224 347
Marks & Spencer Group PLC(Æ) 165,615 299
NatWest Group PLC 690,978 2,629
Persimmon PLC Class A 34,511 605
Reckitt Benckiser Group PLC 35,117 2,501
RELX PLC 37,156 1,104
Sage Group PLC (The) 41,323 396
Schroders PLC 145,882 863
Scottish & Southern Energy PLC 5,809 124
Smith & Nephew PLC 30,484 420
Spirax-Sarco Engineering PLC 2,005 286
St. James's Place PLC 139,808 2,121
Standard Chartered PLC 878,145 7,355
Taylor Wimpey PLC 972,823 1,410
Tesco PLC 1,631,617 4,956
Travis Perkins PLC 273,929 3,449
Unilever PLC 120,072 6,134
United Utilities Group PLC 15,151 198
Vodafone Group PLC 810,241 934
Wausau Paper Corp. 250,554 2,923
Weir Group PLC (The) 390,280 8,593
129,719
United States - 8.5%
Accenture PLC Class A 36,455 10,173
Allegion PLC 69,465 8,165
Amdocs, Ltd. 50,558 4,648
Aon PLC Class A 27,277 8,693
CSL, Ltd. 5,093 1,075
GSK Finance No. 3 PLC 328,634 5,739
Haleon PLC(Æ) 3,221,528 12,891
Holcim AG(Æ) 48,366 2,883
James Hardie Industries PLC 87,240 1,957
Las Vegas Sands Corp.(Æ) 64,663 3,815
Lululemon Athletica, Inc.(Æ) 8,577 2,632
Nestle SA 170,359 20,789
Roche Holding AG 40,075 12,568
Schlumberger, Ltd. 296,441 16,891
Schneider Electric SE 33,044 5,359
118,278

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $1,255,196) 1,291,462
Preferred Stocks - 1.8%
Germany - 1.2%
Henkel AG & Co. KGaA
2.675% (Ÿ) 30,712 2,184
Porsche Automobil Holding SE
4.783% (Ÿ) 24,987 1,490
Sartorius AG
0.302% (Ÿ) 14,342 6,405
Volkswagen AG
20.531% (Ÿ) 45,944 6,347
16,426
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.696% (Ÿ) 194,860 8,781
Total Preferred Stocks
(cost $26,933) 25,207
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 42,953,400 (∞) 42,945
Total Short-Term Investments
(cost $42,943) 42,945
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 1,396,814 (∞) 1,397
Total Other Securities
(cost $1,397) 1,397
Total Investments - 97.3%
(identified cost $1,326,469) 1,361,011
Other Assets and Liabilities,
Net - 2.7%
38,204
Net Assets - 100.0%
1,399,215

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
ABN AMRO Bank NV 10/03/19 EUR 187,814 17 .34 3,256
3,110
Adyen NV 07/25/19 EUR 1,771 1,040 .27 1,842
2,677
Amundi SA 02/28/19 EUR 67,118 66 .75 4,480
4,399
Cellnex Telecom SA 08/19/20 EUR 113,114 55 .86 6,319
4,439
Covestro AG 06/26/19 EUR 169,400 44 .88 7,602
7,768
Euronext NV 04/29/22 EUR 6,064 81 .03 491
492
La Francaise des Jeux SAEM 12/02/22 EUR 16,300 40 .36 658
697
Meituan 01/05/23 HKD 21,308 24 .18 515
475
Reliance Industries, Ltd. 10/21/20 USD 52,303 59 .79 3,127
3,000
WH Group, Ltd. 06/26/19 HKD 2,406,500 0 .72 1,728 1,479
28,536
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 33 EUR 4,916 02/23
(26)
CAC40 Euro Index Futures 185 EUR 13,117 02/23
(26)
Dow Jones Index Futures 23 EUR 8,725 03/23
272
EURO STOXX 50 Index Futures 174 EUR 7,258 03/23
239
FTSE 100 Index Futures 209 GBP 16,196 03/23
693
FTSE/MIB Index Futures 21 EUR 2,800 03/23
190
IBEX 35 Index Futures 31 EUR 2,803 02/23
44
OMXS30 Index Futures 146 SEK 32,135 02/23
(28)
S&P/TSX 60 Index Futures 438 CAD 109,842 03/23
2,844
SPI 200 Index Futures 575 AUD 106,734 03/23
2,906
TOPIX Index Futures 221 JPY 4,365,855 03/23 467
Short Positions
Hang Seng Index Futures 98 HKD 107,320 02/23
432
MSCI Emerging Markets Index Futures 2,073 USD 108,273 03/23
(6,987)
MSCI Singapore Index Futures 310 SGD 9,440 02/23
30
S&P 500 E-Mini Index Futures 267 USD 54,601 03/23 (1,245)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (195)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,474 CHF 5,070 03/15/23 88
Bank of America USD 249 EUR 229 02/01/23 —
Bank of America USD 17,663 EUR 16,650 03/15/23 484
Bank of America USD 9,567 JPY 1,300,830 03/15/23 483
Bank of America USD 8,150 SEK 83,700 03/15/23 (128)
Bank of America EUR 11,000 USD 11,873 03/15/23 (117)
Commonwealth Bank of Australia USD 12,907 AUD 18,723 03/15/23 331

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia USD 13,007 CAD 17,622 03/15/23 241
Commonwealth Bank of Australia USD 3,369 DKK 23,360 03/15/23 55
Commonwealth Bank of Australia USD 4,435 GBP 3,572 03/15/23 (28)
Commonwealth Bank of Australia USD 5,188 JPY 691,148 03/15/23 152
Commonwealth Bank of Australia CHF 2,640 USD 2,884 03/15/23 (13)
Commonwealth Bank of Australia EUR 2,691 USD 2,886 03/15/23 (48)
HSBC USD 12,888 AUD 18,723 03/15/23 349
HSBC USD 13,008 CAD 17,622 03/15/23 241
HSBC USD 3,367 DKK 23,360 03/15/23 57
HSBC USD 4,429 GBP 3,572 03/15/23 (21)
HSBC USD 5,182 JPY 691,148 03/15/23 157
HSBC CHF 2,640 USD 2,878 03/15/23 (18)
HSBC EUR 2,691 USD 2,884 03/15/23 (50)
Morgan Stanley USD 6,858 AUD 9,910 03/15/23 148
Morgan Stanley USD 3,414 CAD 4,580 03/15/23 29
Morgan Stanley USD 4,710 EUR 4,360 03/15/23 43
Morgan Stanley USD 2,333 GBP 1,920 03/15/23 36
Morgan Stanley USD 1,773 JPY 232,970 03/15/23 27
Morgan Stanley USD 447 SEK 4,670 03/15/23 —
Royal Bank of Canada USD 12,899 AUD 18,723 03/15/23 337
Royal Bank of Canada USD 13,011 CAD 17,622 03/15/23 238
Royal Bank of Canada USD 3,371 DKK 23,360 03/15/23 53
Royal Bank of Canada USD 4,444 GBP 3,572 03/15/23 (37)
Royal Bank of Canada USD 5,189 JPY 691,148 03/15/23 151
Royal Bank of Canada CHF 2,640 USD 2,890 03/15/23 (6)
Royal Bank of Canada EUR 2,691 USD 2,887 03/15/23 (46)
Standard Chartered USD 12,891 AUD 18,723 03/15/23 347
Standard Chartered USD 12,997 CAD 17,622 03/15/23 251
Standard Chartered USD 3,366 DKK 23,360 03/15/23 57
Standard Chartered USD 4,431 GBP 3,572 03/15/23 (23)
Standard Chartered USD 5,184 JPY 691,148 03/15/23 156
Standard Chartered CHF 2,640 USD 2,880 03/15/23 (17)
Standard Chartered EUR 2,691 USD 2,884 03/15/23 (50)
State Street USD 4,329 NOK 42,060 03/15/23 (107)
State Street USD 8,593 SEK 87,077 03/15/23 (248)
State Street USD 312 SGD 420 03/15/23 8
State Street HKD 2,290 USD 294 03/15/23 2
State Street NZD 7,900 USD 5,101 03/15/23 (7)
Toronto Dominion Bank USD 12,896 AUD 18,723 03/15/23 341
Toronto Dominion Bank USD 12,995 CAD 17,622 03/15/23 252
Toronto Dominion Bank USD 3,366 DKK 23,360 03/15/23 58
Toronto Dominion Bank USD 4,428 GBP 3,572 03/15/23 (20)
Toronto Dominion Bank USD 5,183 JPY 691,148 03/15/23 157
Toronto Dominion Bank CHF 2,640 USD 2,880 03/15/23 (17)
Toronto Dominion Bank EUR 2,691 USD 2,884 03/15/23 (50)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,278

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 41
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 26,298 $ —
$ —
$ 26,298
Austria — 8,225 —
—
8,225
Belgium — 5,020 —
—
5,020
Brazil 10,206 306 —
—
10,512
Burkina Faso 1,061 — —
—
1,061
Canada 63,689 — —
—
63,689
Chile 598 — —
—
598
China 5,558 24,599 —
—
30,157
Denmark — 13,070 —
—
13,070
Finland — 20,230 —
—
20,230
France — 123,246 —
—
123,246
Germany — 66,465 —
—
66,465
Hong Kong — 50,293 —
—
50,293
India — 15,748 —
—
15,748
Indonesia — 1,490 —
—
1,490
Ireland 3,054 15,050 —
—
18,104
Israel 556 1,430 —
—
1,986
Italy — 35,014 —
—
35,014
Japan — 232,629 —
—
232,629
Jersey — 3,080 —
—
3,080
Luxembourg — 11,021 —
—
11,021
Malaysia — 1,231 —
—
1,231
Mexico 7,675 — —
—
7,675
Netherlands 312 74,243 —
—
74,555
New Zealand — 7,244 —
—
7,244
Norway — 4,989 —
—
4,989
Portugal — 2,249 —
—
2,249
Russia — — —
—
—
Singapore — 11,365 —
—
11,365
South Africa — 1,229 —
—
1,229
South Korea 2,297 19,803 —
—
22,100
Spain — 25,572 —
—
25,572
Sweden — 22,431 1,538
—
23,969
Switzerland — 93,049 —
—
93,049
Taiwan 10,786 17,332 —
—
28,118
Thailand — 2,184 —
—
2,184
United Kingdom — 129,719 —
—
129,719
United States 55,017 63,261 —
—
118,278
Preferred Stocks — 25,207 — — 25,207
Short-Term Investments — — — 42,945 42,945
Other Securities — — — 1,397 1,397

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 International Developed Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 160,809 1,154,322 1,538 44,342 1,361,011
Other Financial Instruments
Assets
Futures Contracts 8,117 — — — 8,117
Foreign Currency Exchange Contracts — 5,329 — — 5,329
Liabilities
Futures Contracts (8,312) — — — (8,312)
Foreign Currency Exchange Contracts — (1,051) — — (1,051)
Total Other Financial Instruments
*
$ (195) $ 4,278 $ — $ — $ 4,083
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
199,706
Consumer Staples ...............................................................................
101,163
Energy ................................................................................................
70,627
Financial Services ..............................................................................
307,547
Health Care ........................................................................................
116,871
Materials and Processing ...................................................................
136,351
Producer Durables ..............................................................................
184,618
Technology .........................................................................................
132,517
Utilities ...............................................................................................
42,062
Preferred Stocks
Consumer Discretionary ....................................................................
7,837
Consumer Staples ...............................................................................
2,184
Producer Durables ..............................................................................
6,405
Technology .........................................................................................
8,781
Short-Term Investments .............................................................
42,945
Other Securities ...........................................................................
1,397
Total Investments ............................................................................... 1,361,011

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.3%
Australia - 0.6%
ASX, Ltd. - ADR 6,794 332
BHP Group, Ltd. - ADR 66,310 2,325
Brambles, Ltd. 47,284 402
Commonwealth Bank of Australia
- ADR 5,478 428
Flutter Entertainment PLC(Æ) 20,796 3,233
Rio Tinto PLC 27,902 2,181
South32, Ltd. Class B 197,709 639
9,540
Austria - 0.3%
ams AG(Æ) 136,571 1,279
Erste Group Bank AG 97,770 3,704
Mondi PLC 9,102 171
5,154
Belgium - 0.3%
Ageas SA 55,394 2,700
Proximus SA 123,753 1,269
3,969
Brazil - 0.6%
Atacadao SA 322,500 1,045
Banco Bradesco SA - ADR 930,855 2,597
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 169,598 1,860
Telefonica Brasil SA 278,570 2,295
Ultrapar Participacoes SA 506,300 1,315
9,112
Canada - 2.3%
Agnico Eagle Mines, Ltd. 30,566 1,726
ARC Resources, Ltd. 107,032 1,244
Barrick Gold Corp. 166,457 3,255
CAE, Inc.(Æ) 282,515 6,381
Cameco Corp. Class A 56,009 1,569
Canadian National Railway Co. 66,932 7,967
Intact Financial Corp. 6,111 887
Kinross Gold Corp. 120,339 558
Royal Bank of Canada - GDR 22,861 2,339
Sun Life Financial, Inc. 31,355 1,576
Suncor Energy, Inc. 187,888 6,521
Toronto-Dominion Bank (The) 28,609 1,979
36,002
China - 0.5%
Baidu, Inc. Class A(Æ) 139,700 2,356
Baidu, Inc. - ADR(Æ) 2,056 277
China Construction Bank Corp. Class H 3,083,074 2,003
Dongfeng Motor Group Co., Ltd. Class
H 3,198,000 1,908
Industrial & Commercial Bank of
China, Ltd. Class H 1,147,000 614
Meituan Class B(Æ)(Þ) 2,520 56
Tencent Holdings, Ltd. 25,200 1,229
8,443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.3%
Novo Nordisk A/S Class B 34,989 4,845
Finland - 0.5%
Elisa OYJ 8,689 495
Nokia OYJ 680,293 3,242
Orion OYJ Class B 7,117 381
Sampo OYJ Class A 22,965 1,205
Wartsila OYJ Abp Class B 259,012 2,463
7,786
France - 4.8%
Accor SA 82,368 2,671
Airbus Group SE 54,295 6,803
AXA SA 188,043 5,862
BNP Paribas SA 233,769 16,024
Capgemini SE 12,247 2,323
Carrefour SA 170,186 3,234
Cie de Saint-Gobain SA 68,518 3,924
Dassault Aviation SA 9,147 1,560
Dassault Systemes SE 8,341 310
Engie SA 352,398 5,013
LVMH Moet Hennessy Louis Vuitton
SE - ADR 8,396 7,335
Orange SA - ADR 268,613 2,842
PPR SA 412 257
Renault SA 58,773 2,389
Sanofi - ADR 14,676 1,442
Schneider Electric SE 20,008 3,244
Societe Generale SA 130,120 3,868
TotalEnergies SE 118,404 7,356
76,457
Germany - 3.5%
Bayerische Motoren Werke
Aktiengesellschaft 103,318 10,466
CECONOMY AG 178,123 434
Continental AG 28,937 2,027
Daimler Truck Holding AG(Æ) 262,566 8,797
Deutsche Boerse AG 2,193 392
Evonik Industries AG 76,463 1,693
Fresenius SE & Co. KGaA 117,276 3,381
Hannover Rueck SE 3,647 739
HeidelbergCement AG 67,170 4,592
Mercedes-Benz Group AG 231,330 17,151
Muenchener Rueckversicherungs-
Gesellschaft AG 6,582 2,370
Siemens AG 23,880 3,710
55,752
Hong Kong - 1.7%
AIA Group, Ltd. 881,348 9,953
CK Asset Holdings, Ltd. 457,000 2,920
Hang Seng Bank, Ltd. 32,600 542
Hong Kong & China Gas Co., Ltd. 634,000 638
Power Assets Holdings, Ltd. 65,500 371
Techtronic Industries Co., Ltd. 754,967 9,733
WH Group, Ltd.(Þ) 3,315,291 2,038
26,195

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.7%
HDFC Bank, Ltd. - ADR 170,661 11,496
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 3,220,211 2,142
Ireland - 0.8%
AIB Group PLC 543,655 2,275
Bank of Ireland Group PLC 262,535 2,801
Kerry Group PLC Class A 60,478 5,677
Ryanair Holdings PLC - ADR(Æ) 28,083 2,542
13,295
Italy - 1.4%
Assicurazioni Generali SpA 163,678 3,190
BPER Banca 787,558 2,160
Davide Campari-Milano NV(Æ) 199,064 2,131
Eni SpA - ADR 395,004 6,092
FinecoBank Banca Fineco SpA 23,779 426
UniCredit SpA 374,397 7,296
21,295
Japan - 9.3%
Alfresa Holdings Corp. 93,100 1,164
Alps Alpine Co., Ltd. 117,300 1,212
Amada Holdings Co., Ltd. 120,900 1,086
Astellas Pharma, Inc. 102,800 1,517
Benesse Holdings, Inc. 9,700 149
Canon, Inc. 39,600 879
Dai-ichi Life Holdings, Inc. 167,100 3,922
DeNA Co., Ltd. 88,700 1,245
Disco Corp. 700 210
Eisai Co., Ltd. 18,800 1,166
FANUC Corp. 9,000 1,593
Fuji Media Holdings, Inc. 18,100 153
Hakuhodo DY Holdings, Inc. 69,300 750
Hino Motors, Ltd. 332,100 1,421
Honda Motor Co., Ltd. 193,777 4,806
Inpex Corp. 218,700 2,410
Isuzu Motors, Ltd. 220,800 2,789
Japan Airlines Co., Ltd.(Æ) 97,100 2,059
Japan Exchange Group, Inc. 16,400 251
JGC Holdings Corp. 125,900 1,645
Kao Corp. 21,200 864
KDDI Corp. 54,500 1,703
Keyence Corp. 15,400 7,114
Kirin Holdings Co., Ltd. 144,900 2,232
Komatsu, Ltd. 3,900 96
Kyocera Corp. 14,900 775
Makita Corp. 109,432 2,923
Mitsubishi Electric Corp. 82,500 908
Mitsubishi Estate Co., Ltd. 206,400 2,662
Mitsubishi UFJ Financial Group, Inc. 733,100 5,381
MS&AD Insurance Group Holdings,
Inc. 105,800 3,402
Nikon Corp. 141,800 1,403
Nintendo Co., Ltd. 33,100 1,431
Nippon Television Holdings, Inc. 55,500 448
Nissan Motor Co., Ltd. 743,600 2,666
Nitto Denko Corp. 8,300 537
Nomura Holdings, Inc. 256,400 1,023
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ono Pharmaceutical Co., Ltd. 121,288 2,634
Otsuka Holdings Co., Ltd. 11,700 376
Resona Holdings, Inc. 625,300 3,463
Shin-Etsu Chemical Co., Ltd. 83,800 12,482
Shiseido Co., Ltd. 76,600 3,997
SMC Corp. 4,400 2,237
Sony Group Corp. 31,000 2,767
Stanley Electric Co., Ltd. 98,029 2,108
Subaru Corp. 179,585 2,967
Sumitomo Electric Industries, Ltd. 235,200 2,826
Sumitomo Heavy Industries, Ltd. 72,300 1,606
Sumitomo Mitsui Financial Group, Inc. 229,400 9,982
Sumitomo Mitsui Trust Holdings, Inc. 91,900 3,351
Sumitomo Rubber Industries, Ltd. 136,800 1,214
T&D Holdings, Inc. 343,800 5,520
Taiheiyo Cement Corp. 71,500 1,231
Takeda Pharmaceutical Co., Ltd. 94,800 2,986
THK Co., Ltd. 97,200 2,059
Tokio Marine Holdings, Inc. 81,600 1,708
Tokyo Electron, Ltd. 27,600 9,686
Tsuruha Holdings, Inc. 25,500 1,876
Yamato Holdings Co., Ltd. 175,400 3,064
146,135
Luxembourg - 0.4%
Eurofins Scientific SE 61,683 4,423
RTL Group SA 34,315 1,665
6,088
Malaysia - 0.1%
CIMB Group Holdings BHD 1,390,099 1,878
Netherlands - 3.6%
ABN AMRO Bank NV(Þ) 268,851 4,452
ASML Holding NV 3,727 2,468
Ferrari NV 9,706 2,420
Heineken NV 158,076 15,753
ING Groep NV 1,038,875 14,995
Koninklijke Philips NV 202,088 3,501
Shell PLC 351,452 10,323
Universal Music Group NV 100,572 2,573
VEON, Ltd.(Æ) 218,994 110
56,595
Norway - 0.1%
Mowi ASA 18,258 338
Norsk Hydro ASA 68,091 552
890
Russia - 0.0%
Gazprom PJSC(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.3%
DBS Group Holdings, Ltd. 51,140 1,400
Singapore Telecommunications, Ltd. 112,500 216

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Overseas Bank, Ltd. 122,401 2,788
4,404
South Africa - 0.6%
Anglo American PLC 183,269 7,900
MTN Group, Ltd. 61,178 518
Old Mutual, Ltd. 1,847,906 1,259
9,677
South Korea - 2.4%
Coway Co., Ltd. 37,789 1,719
Hankook Tire & Technology Co., Ltd. 43,698 1,159
Hyundai Mobis Co., Ltd. 14,849 2,492
KB Financial Group, Inc. 101,256 4,614
KT Corp. - ADR 236,095 3,379
LG Energy Solution, Ltd.(Æ) 5,338 2,273
Samsung Electronics Co., Ltd. 256,710 12,830
Shinhan Financial Group Co., Ltd. 173,625 5,882
SK Hynix, Inc. 55,410 4,033
38,381
Spain - 0.3%
CaixaBank SA 428,555 1,898
Cellnex Telecom SA(Þ) 58,754 2,306
Industria de Diseno Textil SA 37,954 1,185
5,389
Sweden - 0.6%
Assa Abloy AB Class B 117,342 2,766
Boliden AB(Æ) 18,155 816
SKF AB Class B 201,259 3,556
Telefonaktiebolaget LM Ericsson Class
B 372,738 2,161
9,299
Switzerland - 3.7%
ABB, Ltd. 37,932 1,321
Adecco Group AG 92,007 3,412
Cie Financiere Richemont SA Class A 20,724 3,195
EMS-Chemie Holding AG 488 363
Geberit AG 957 547
Holcim AG(Æ) 52,893 3,153
Julius Baer Group, Ltd. 41,680 2,671
Kuehne & Nagel International AG 1,864 444
Lonza Group AG 4,105 2,344
Novartis AG 179,314 16,217
Partners Group Holding AG 976 917
Roche Holding AG 34,783 10,871
SGS SA 287 700
Swatch Group AG (The) Class B 11,701 4,227
Swisscom AG 1,229 726
UBS Group AG 299,749 6,382
Zurich Insurance Group AG 2,519 1,246
58,736
Taiwan - 2.3%
Catcher Technology Co., Ltd. 312,364 1,859
Hon Hai Precision Industry Co., Ltd. 596,000 1,988
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. 136,000 2,400
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 331,078 30,701
36,948
Thailand - 0.4%
Kasikornbank PCL 1,131,900 4,984
SCB X PCL 558,100 1,763
6,747
United Kingdom - 4.6%
AstraZeneca PLC 25,713 3,364
Babcock International Group PLC(Æ) 329,588 1,243
BP PLC 1,366,697 8,269
British Land Co. PLC (The)(ö) 280,567 1,536
BT Group PLC 1,367,513 2,109
Compass Group PLC(Æ) 97,779 2,331
Diageo PLC 48,708 2,116
easyJet PLC(Æ) 458,739 2,796
Endeavour Mining PLC 64,777 1,526
J Sainsbury PLC 712,952 2,313
Kingfisher PLC 424,886 1,465
Land Securities Group PLC(ö) 192,732 1,690
Linde PLC 36,061 11,855
Linde PLC(Æ) 2,148 711
Lloyds Banking Group PLC 2,464,617 1,607
Marks & Spencer Group PLC(Æ) 248,590 449
NatWest Group PLC 453,498 1,725
Persimmon PLC Class A 17,980 316
Reckitt Benckiser Group PLC 4,507 321
Schroders PLC 40,311 239
St. James's Place PLC 20,458 310
Standard Chartered PLC 616,885 5,167
Unilever PLC 178,700 9,129
Wausau Paper Corp. 366,499 4,275
Weir Group PLC (The) 233,441 5,140
72,002
United States - 46.2%
3M Co. 2,539 292
Abbott Laboratories 22,595 2,498
AbbVie, Inc. 4,798 709
Accenture PLC Class A 33,544 9,361
Adobe, Inc.(Æ) 31,078 11,509
Advanced Micro Devices, Inc.(Æ) 35,720 2,684
Aflac, Inc. 8,840 650
Agilent Technologies, Inc. 24,051 3,658
Air Products & Chemicals, Inc. 6,887 2,207
Airbnb, Inc. Class A(Æ) 26,304 2,923
Akamai Technologies, Inc.(Æ) 2,723 242
Albemarle Corp. 8,766 2,467
Allegion PLC 54,368 6,391
Alliant Energy Corp. 4,025 218
Allstate Corp. (The) 2,173 279
Alphabet, Inc. Class A(Æ) 28,697 2,836
Alphabet, Inc. Class C(Æ) 330,289 32,986
Altria Group, Inc. 7,461 336
Amazon.com, Inc.(Æ) 212,022 21,866
Amcor PLC 22,339 269
American Express Co. 24,758 4,331

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Financial Group, Inc. 1,570 224
American International Group, Inc. 5,562 352
American Tower Corp.(ö) 802 179
American Water Works Co., Inc. 2,407 377
AmerisourceBergen Corp. Class A 3,068 518
Amgen, Inc. 8,385 2,116
Amphenol Corp. Class A 5,355 427
Analog Devices, Inc. 11,619 1,992
Ansys, Inc.(Æ) 18,629 4,962
Anthem, Inc.(Æ) 20,514 10,257
AO Smith Corp. 4,557 308
Aon PLC Class A 1,109 353
Apple, Inc. 137,781 19,880
Applied Materials, Inc. 808 90
Arch Capital Group, Ltd.(Æ) 3,295 212
Archer-Daniels-Midland Co. 10,235 848
Arrow Electronics, Inc.(Æ) 3,115 366
Arthur J Gallagher & Co. 4,285 839
AT&T, Inc. 37,911 772
Atmos Energy Corp. 1,890 222
Autodesk, Inc.(Æ) 30,220 6,502
Automatic Data Processing, Inc. 9,543 2,155
AvalonBay Communities, Inc.(ö) 1,724 306
Baker Hughes Co. 6,625 210
Bank of America Corp. 26,911 955
Bank of New York Mellon Corp. (The) 9,724 492
Becton Dickinson and Co. 25,780 6,502
Berkshire Hathaway, Inc. Class B(Æ) 5,903 1,839
Best Buy Co., Inc. 6,768 600
Biogen, Inc.(Æ) 1,500 436
BlackRock, Inc. Class A 3,043 2,310
Blackstone Group, Inc. (The) Class A 42,534 4,082
Block, Inc. Class A(Æ) 44,111 3,605
Booking Holdings, Inc.(Æ) 1,240 3,018
Bristol-Myers Squibb Co. 8,482 616
Broadcom, Inc. 800 468
Broadridge Financial Solutions, Inc. 4,914 739
Brown-Forman Corp. Class B - ADR 4,044 269
Campbell Soup Co. 16,759 870
Capital One Financial Corp. 3,396 404
CarMax, Inc.(Æ) 2,139 151
Cboe Global Markets, Inc. 2,994 368
CBRE Group, Inc. Class A(Æ) 4,130 353
Centene Corp.(Æ) 6,472 493
CenterPoint Energy, Inc. 10,636 320
Ceridian HCM Holding, Inc.(Æ) 31,730 2,293
CH Robinson Worldwide, Inc. 5,965 597
Charles Schwab Corp. (The) 194,955 15,093
Chevron Corp. 22,918 3,988
Chubb, Ltd. 2,938 668
Cigna Corp. 36,124 11,439
Cincinnati Financial Corp. 6,952 787
Cisco Systems, Inc. 57,733 2,810
Citigroup, Inc. 60,369 3,152
Clorox Co. (The) 9,458 1,368
CME Group, Inc. Class A 79,034 13,962
CMS Energy Corp. 7,308 462
Coca-Cola Co. (The) 20,473 1,255
Cognizant Technology Solutions Corp.
Class A 28,747 1,919
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colgate-Palmolive Co. 27,584 2,056
Comcast Corp. Class A 27,979 1,101
Conagra Brands, Inc. 8,314 309
ConocoPhillips Co. 4,678 570
Consolidated Edison, Inc. 6,068 578
Constellation Brands, Inc. Class A 9,497 2,199
Constellation Energy Corp. 4,127 352
Cooper Cos., Inc. (The) 22,156 7,731
Corning, Inc. 15,425 534
Corteva, Inc. 11,015 710
Costco Wholesale Corp. 1,161 593
Crown Castle, Inc.(ö) 1,303 193
CSX Corp. 8,297 257
Cummins, Inc. 6,394 1,596
CVS Health Corp. 10,887 960
Danaher Corp. 49,367 13,052
Discover Financial Services 3,518 411
Dollar General Corp. 1,936 452
Dollar Tree, Inc.(Æ) 45,212 6,790
Dominion Energy, Inc. 6,729 428
Dow, Inc. 6,583 391
DR Horton, Inc. 36,142 3,567
DTE Energy Co. 2,980 347
Duke Energy Corp. 4,752 487
DuPont de Nemours, Inc. 5,156 381
Eastman Chemical Co. 2,131 188
Eaton Corp. PLC 10,375 1,683
Ecolab, Inc. 1,929 299
Edison International 6,195 427
Eli Lilly & Co. 14,767 5,082
Emerson Electric Co. 3,060 276
Entergy Corp. 1,389 150
EOG Resources, Inc. 16,604 2,196
Equinix, Inc.(Æ)(ö) 317 234
Equity LifeStyle Properties, Inc. Class
A(ö) 2,577 185
Equity Residential(ö) 4,416 281
Etsy, Inc.(Æ) 23,335 3,210
Everest Re Group, Ltd. 1,807 632
Eversource Energy(Æ) 4,990 411
Exelon Corp. 12,387 523
Extra Space Storage, Inc.(ö) 1,772 280
Exxon Mobil Corp. 43,778 5,079
FedEx Corp. 1,571 305
Fifth Third Bancorp 9,088 330
FirstEnergy Corp. 5,606 230
Fiserv, Inc.(Æ) 3,575 381
Ford Motor Co. 25,019 338
Fortive Corp. 6,433 438
General Dynamics Corp. 18,118 4,223
General Electric Co. 2,029 163
General Mills, Inc. 28,210 2,211
General Motors Co. 7,538 296
Genuine Parts Co. 5,259 883
Gilead Sciences, Inc. 24,587 2,064
Goldman Sachs Group, Inc. (The) 1,257 460
GSK Finance No. 3 PLC 282,667 4,936
Haleon PLC(Æ) 2,812,154 11,252
Halliburton Co. 95,863 3,952
HCA Healthcare, Inc. 48,489 12,368

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hershey Co. (The) 6,630 1,489
Hewlett Packard Enterprise Co. 31,222 504
Home Depot, Inc. (The) 11,527 3,737
Honeywell International, Inc. 10,465 2,182
Hormel Foods Corp. 25,713 1,165
Humana, Inc. 1,168 598
Illinois Tool Works, Inc. 9,302 2,196
Illumina, Inc.(Æ) 12,637 2,707
Insulet Corp.(Æ) 8,257 2,372
Intel Corp. 28,138 795
Intercontinental Exchange, Inc. 2,063 222
International Business Machines Corp. 3,681 496
International Flavors & Fragrances, Inc. 3,409 383
International Paper Co. 3,527 148
Interpublic Group of Cos., Inc. (The) 10,601 387
Intuitive Surgical, Inc.(Æ) 9,823 2,413
Invitation Homes, Inc.(ö) 7,637 248
James Hardie Industries PLC 11,418 256
JM Smucker Co. (The) 7,168 1,095
Johnson & Johnson 45,958 7,511
Johnson Controls International PLC(Æ) 9,307 647
JPMorgan Chase & Co. 53,275 7,456
Juniper Networks, Inc. 11,258 364
Kellogg Co. 12,040 826
Keurig Dr Pepper, Inc. 44,672 1,576
KeyCorp. 9,824 189
Kimberly-Clark Corp. 13,619 1,771
Kinder Morgan, Inc. 25,042 458
Kraft Heinz Foods Co. 11,544 468
Kroger Co. (The) 8,823 394
L3Harris Technologies, Inc. 11,087 2,382
Laboratory Corp. of America Holdings 1,396 352
Lam Research Corp. 4,199 2,100
Las Vegas Sands Corp.(Æ) 64,521 3,807
Lennar Corp. Class A 17,638 1,806
LKQ Corp. 4,071 240
Lululemon Athletica, Inc.(Æ) 8,643 2,652
LyondellBasell Industries Class A 2,766 268
Marathon Petroleum Corp. 8,334 1,071
Marsh & McLennan Cos., Inc. 41,793 7,310
Marvell Technology, Inc. 52,922 2,284
MasterCard, Inc. Class A 47,888 17,747
McDonald's Corp. 4,965 1,328
Medical Properties Trust, Inc.(Ñ)(ö) 10,082 131
Medtronic PLC 93,059 7,788
Merck & Co., Inc. 25,485 2,737
Meta Platforms, Inc. Class A(Æ) 56,383 8,399
MetLife, Inc. 6,179 451
Microchip Technology, Inc. 24,444 1,897
Micron Technology, Inc. 161,847 9,759
Microsoft Corp. 131,184 32,509
Mid-America Apartment Communities,
Inc.(ö) 1,537 256
Mondelez International, Inc. Class A 33,515 2,193
MongoDB, Inc.(Æ) 6,814 1,460
Monster Beverage Corp.(Æ) 3,841 400
Morgan Stanley 4,730 460
Nasdaq, Inc. 4,652 280
Nestle SA 155,093 18,926
NextEra Energy, Inc. 11,877 886
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northern Trust Corp. 2,836 275
Northrop Grumman Corp. 20,430 9,153
Nucor Corp. 3,838 649
NVIDIA Corp. 6,365 1,244
Okta, Inc.(Æ) 22,090 1,626
Omnicom Group, Inc. 2,756 237
Oracle Corp. 10,455 925
O'Reilly Automotive, Inc.(Æ) 414 328
PACCAR Financial Corp. 5,176 566
Packaging Corp. of America 5,300 756
Paychex, Inc. 16,564 1,919
PepsiCo, Inc. 48,159 8,236
Pfizer, Inc. 62,748 2,771
Philip Morris International, Inc. 2,806 293
Phillips 66 3,858 387
PNC Financial Services Group, Inc.
(The) 1,936 320
Procter & Gamble Co. (The) 69,085 9,836
Progressive Corp. (The) 18,647 2,543
Prologis, LP(ö) 24,359 3,149
Prudential Financial, Inc. 2,362 248
Public Service Enterprise Group, Inc. 5,448 337
Public Storage(ö) 889 271
PulteGroup, Inc. 3,451 196
QUALCOMM, Inc. 1,830 244
Quest Diagnostics, Inc. 2,268 337
Realty Income Corp.(ö) 5,115 347
Republic Services, Inc. Class A 5,814 726
Robert Half International, Inc. 2,834 238
Roper Technologies, Inc. 836 357
S&P Global, Inc. 38,947 14,603
Salesforce, Inc.(Æ) 12,130 2,038
Schlumberger, Ltd. 298,633 17,016
Seagate Technology Holdings PLC 44,524 3,018
Sempra Energy 4,395 705
ServiceNow, Inc.(Æ) 6,204 2,824
Skyworks Solutions, Inc. 3,004 329
Snap-on, Inc. 1,696 422
Snowflake, Inc. Class A(Æ) 13,925 2,178
Southern Co. (The) 6,954 471
SS&C Technologies Holdings, Inc. 8,389 506
Stanley Black & Decker, Inc. 2,219 198
Starbucks Corp. 19,328 2,110
State Street Corp. 2,030 185
STERIS PLC 1,321 273
Stryker Corp. 1,336 339
Synchrony Financial 7,570 278
T. Rowe Price Group, Inc. 11,017 1,283
TE Connectivity, Ltd. 5,218 663
Tesla, Inc.(Æ) 6,663 1,154
Texas Instruments, Inc. 17,031 3,018
Textron, Inc. 2,513 183
Thermo Fisher Scientific, Inc. 1,002 572
TJX Cos., Inc. (The) 49,302 4,036
T-Mobile USA, Inc.(Æ) 41,573 6,207
Tractor Supply Co. 4,482 1,022
Travelers Cos., Inc. (The) 13,638 2,607
Truist Financial Corp. 4,955 245
Tyson Foods, Inc. Class A 4,785 315
Uber Technologies, Inc.(Æ) 102,068 3,157

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UGI Corp. 5,969 238
Union Pacific Corp. 1,131 231
United Parcel Service, Inc. Class B 9,649 1,787
United Rentals, Inc. 1,054 465
UnitedHealth Group, Inc. 25,768 12,863
US Bancorp 10,248 510
Valero Energy Corp. 5,307 743
VeriSign, Inc.(Æ) 1,334 291
Verizon Communications, Inc. 24,279 1,009
Viatris, Inc. 18,703 228
Visa, Inc. Class A 4,932 1,135
Walgreens Boots Alliance, Inc. 12,421 458
Walmart, Inc. 9,823 1,413
Walt Disney Co. (The)(Æ) 128,014 13,888
Warner Bros Discovery, Inc.(Æ) 27,238 404
Waste Connections, Inc. 3,402 452
Waste Management, Inc. 5,597 866
WEC Energy Group, Inc.(Æ) 4,119 387
Wells Fargo & Co. 119,441 5,598
Welltower, Inc.(ö) 34,047 2,555
West Pharmaceutical Services, Inc. 18,356 4,875
Western Digital Corp.(Æ) 7,388 325
Westinghouse Air Brake Technologies
Corp. 2,004 208
Whirlpool Corp. 1,526 237
WP Carey, Inc.(ö) 3,664 313
WR Berkley Corp. 9,334 655
WW Grainger, Inc. 641 378
Xcel Energy, Inc. 7,030 483
Zimmer Biomet Holdings, Inc. 2,902 370
Zoetis, Inc. Class A 88,300 14,613
729,252
Total Common Stocks
(cost $1,271,101) 1,473,904
Preferred Stocks - 0.7%
Germany - 0.3%
Henkel AG & Co. KGaA
2.675% (Ÿ) 35,005 2,489
Porsche Automobil Holding SE
4.783% (Ÿ) 3,717 222
Volkswagen AG
20.531% (Ÿ) 15,796 2,182
4,893
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.696% (Ÿ) 149,603 6,741
Total Preferred Stocks
(cost $11,800) 11,634
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 52,833,106 (∞) 52,822
Total Short-Term Investments
(cost $52,815) 52,822
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 127,596 (∞) 128
Total Other Securities
(cost $128) 128
Total Investments - 97.4%
(identified cost $1,335,844) 1,538,488
Other Assets and Liabilities,
Net - 2.6%
40,664
Net Assets - 100.0%
1,579,152

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.6%
ABN AMRO Bank NV 03/26/20 EUR 268,851 10 .67 2,869
4,452
Cellnex Telecom SA 06/10/22 EUR 58,754 37 .74 2,218
2,306
Meituan 01/05/23 HKD 2,520 24 .18 61
56
WH Group, Ltd. 04/08/22 HKD 3,315,291 0 .62 2,039 2,038
8,852
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 656 USD 63,612 03/23
3,832
S&P 500 E-Mini Index Futures 1,197 USD 244,787 03/23
6,159
S&P/TSX 60 Index Futures 99 CAD 24,827 03/23
650
SPI 200 Index Futures 135 AUD 25,060 03/23 677
Short Positions
Amsterdam Index Futures 75 EUR 11,172 02/23
57
CAC40 Euro Index Futures 424 EUR 30,064 02/23
59
Dow Jones Index Futures 54 EUR 20,485 03/23
(822)
EURO STOXX 50 Index Futures 400 EUR 16,684 03/23
(929)
FTSE 100 Index Futures 268 GBP 20,769 03/23
(914)
FTSE/MIB Index Futures 50 EUR 6,667 03/23
(554)
Hang Seng Index Futures 54 HKD 59,135 02/23
231
IBEX 35 Index Futures 72 EUR 6,510 02/23
(100)
MSCI Emerging Markets Index Futures 1,644 USD 85,866 03/23
(5,608)
MSCI Singapore Index Futures 162 SGD 4,933 02/23
6
OMXS30 Index Futures 352 SEK 77,475 02/23
66
TOPIX Index Futures 192 JPY 3,792,960 03/23 (392)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,418
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 219 EUR 202 02/01/23 —
Commonwealth Bank of Australia USD 3,299 CAD 4,469 03/15/23 61
Commonwealth Bank of Australia CHF 10,331 USD 11,286 03/15/23 (49)
Commonwealth Bank of Australia EUR 18,817 USD 20,174 03/15/23 (337)
Commonwealth Bank of Australia GBP 2,783 USD 3,456 03/15/23 22
Commonwealth Bank of Australia JPY 1,039,412 USD 7,802 03/15/23 (228)
HSBC USD 3,299 CAD 4,469 03/15/23 61
HSBC CHF 10,331 USD 11,265 03/15/23 (71)
HSBC EUR 18,817 USD 20,162 03/15/23 (348)
HSBC GBP 2,783 USD 3,451 03/15/23 16
HSBC JPY 1,039,412 USD 7,794 03/15/23 (237)
Morgan Stanley USD 2,498 AUD 3,610 03/15/23 54

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 924 CAD 1,240 03/15/23 8
Morgan Stanley USD 150 JPY 19,760 03/15/23 2
Morgan Stanley EUR 10,100 USD 10,910 03/15/23 (98)
Morgan Stanley GBP 1,010 USD 1,228 03/15/23 (19)
Morgan Stanley SEK 8,490 USD 813 03/15/23 (1)
Royal Bank of Canada USD 3,300 CAD 4,469 03/15/23 60
Royal Bank of Canada CHF 10,331 USD 11,311 03/15/23 (24)
Royal Bank of Canada EUR 18,817 USD 20,187 03/15/23 (323)
Royal Bank of Canada GBP 2,783 USD 3,463 03/15/23 29
Royal Bank of Canada JPY 1,039,412 USD 7,803 03/15/23 (227)
Standard Chartered USD 3,296 CAD 4,469 03/15/23 64
Standard Chartered CHF 10,331 USD 11,270 03/15/23 (65)
Standard Chartered EUR 18,817 USD 20,163 03/15/23 (347)
Standard Chartered GBP 2,783 USD 3,452 03/15/23 18
Standard Chartered JPY 1,039,412 USD 7,796 03/15/23 (234)
State Street USD 12,422 AUD 18,041 03/15/23 333
State Street USD 6,532 DKK 45,281 03/15/23 105
State Street USD 4,639 NOK 45,071 03/15/23 (115)
State Street USD 187 NZD 290 03/15/23 —
State Street USD 8,084 SEK 81,922 03/15/23 (233)
State Street HKD 2,830 USD 364 03/15/23 2
State Street SGD 120 USD 89 03/15/23 (2)
Toronto Dominion Bank USD 3,296 CAD 4,469 03/15/23 64
Toronto Dominion Bank CHF 10,331 USD 11,269 03/15/23 (66)
Toronto Dominion Bank EUR 18,817 USD 20,161 03/15/23 (350)
Toronto Dominion Bank GBP 2,783 USD 3,450 03/15/23 16
Toronto Dominion Bank JPY 1,039,412 USD 7,795 03/15/23 (236)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2,695)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 9,540 $ —
$ —
$ 9,540
Austria — 5,154 —
—
5,154
Belgium — 3,969 —
—
3,969
Brazil 9,112 — —
—
9,112
Canada 36,002 — —
—
36,002
China 277 8,166 —
—
8,443
Denmark — 4,845 —
—
4,845
Finland — 7,786 —
—
7,786
France — 76,457 —
—
76,457
Germany — 55,752 —
—
55,752
Hong Kong — 26,195 —
—
26,195
India 11,496 — —
—
11,496
Indonesia — 2,142 —
—
2,142

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 51
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Ireland 2,542 10,753 —
—
13,295
Italy — 21,295 —
—
21,295
Japan — 146,135 —
—
146,135
Luxembourg — 6,088 —
—
6,088
Malaysia — 1,878 —
—
1,878
Netherlands 110 56,485 —
—
56,595
Norway — 890 —
—
890
Russia — — —
—
—
Singapore — 4,404 —
—
4,404
South Africa — 9,677 —
—
9,677
South Korea 3,379 35,002 —
—
38,381
Spain — 5,389 —
—
5,389
Sweden — 9,299 —
—
9,299
Switzerland — 58,736 —
—
58,736
Taiwan 30,701 6,247 —
—
36,948
Thailand — 6,747 —
—
6,747
United Kingdom 2,237 69,765 —
—
72,002
United States 693,881 35,371 —
—
729,252
Preferred Stocks — 11,634 — — 11,634
Short-Term Investments — — — 52,822 52,822
Other Securities — — — 128 128
Total Investments 789,737 695,801 — 52,950 1,538,488
Other Financial Instruments
Assets
Futures Contracts 11,737 — — — 11,737
Foreign Currency Exchange Contracts — 915 — — 915
Liabilities
Futures Contracts (9,319) — — — (9,319)
Foreign Currency Exchange Contracts — (3,610) — — (3,610)
Total Other Financial Instruments
*
$ 2,418 $ (2,695) $ — $ — $ (277)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Global Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
182,283
Consumer Staples ...............................................................................
100,368
Energy ................................................................................................
80,785
Financial Services ..............................................................................
317,350
Health Care ........................................................................................
208,807
Materials and Processing ...................................................................
78,324
Producer Durables ..............................................................................
166,173
Technology .........................................................................................
300,157
Utilities ...............................................................................................
39,657
Preferred Stocks
Consumer Discretionary ....................................................................
2,404
Consumer Staples ...............................................................................
2,489
Technology .........................................................................................
6,741
Short-Term Investments .............................................................
52,822
Other Securities ...........................................................................
128
Total Investments ............................................................................... 1,538,488

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.7%
Argentina - 0.0%
Globant SA(Æ) 1,452 236
Australia - 0.5%
AngloGold Ashanti, Ltd. - ADR 188,774 3,968
Austria - 0.0%
Erste Group Bank AG 4,489 170
Brazil - 5.3%
Afya, Ltd. Class A(Æ) 52,948 809
Arezzo Industria e Comercio SA 19,100 330
Atacadao SA 576,801 1,869
Azul SA - ADR(Æ)(Ñ) 138,529 978
B3 SA - Brasil Bolsa Balcao 1,500,853 3,832
Banco Bradesco SA - ADR 477,573 1,332
Banco BTG Pactual SA(Æ) 220,090 937
Banco do Brasil SA 223,843 1,795
BB Seguridade Participacoes SA 94,250 702
Centrais Eletricas Brasileiras SA 488,600 3,913
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 28,200 309
Cielo SA(Æ) 665,121 656
Equatorial Energia SA 77,400 427
Gerdau SA - ADR 284,717 1,851
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 1,214,327 1,232
Hypera SA(Æ) 101,500 928
Itau Unibanco Holding SA - ADR 433,215 2,157
Klabin SA 269,588 1,027
Localiza Rent a Car SA 101,067 1,179
MercadoLibre, Inc.(Æ) 1,848 2,184
Pagseguro Digital, Ltd. Class A(Æ) 135,552 1,368
Petroleo Brasileiro SA - ADR 527,806 5,987
Suzano Papel e Celulose SA 139,100 1,270
Telefonica Brasil SA 50,600 417
Total SA(Æ) 98,626 584
Vale SA Class B - ADR 331,429 6,191
Vibra Energia SA 72,100 234
WEG SA 204,500 1,541
46,039
Canada - 0.7%
Ivanhoe Mines, Ltd. Class A(Æ) 331,239 3,112
Parex Resources, Inc. 178,534 3,039
6,151
Chile - 0.2%
Sociedad Quimica y Minera de Chile
SA - ADR 22,043 2,150
China - 30.5%
3SBio, Inc. Class A(Þ) 332,000 363
Agricultural Bank of China, Ltd. Class
H 3,353,000 1,209
AIMA Technology Group Co., Ltd.(Æ) 64,899 557
Air China, Ltd. Class H(Æ) 1,444,000 1,291
Airtac International Group 9,000 309
Alibaba Group Holding, Ltd.(Æ) 1,734,400 23,966
Alibaba Group Holding, Ltd. - ADR(Æ) 55,212 6,084
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aluminum Corp. of China, Ltd. Class H 6,712,000 3,569
Anhui Conch Cement Co., Ltd. Class H 727,235 2,755
Anhui Guangxin Agrochemical Co.,
Ltd. Class A 54,200 254
Autohome, Inc. - ADR 1,220 42
Baidu, Inc. Class A(Æ) 122,150 2,060
Baidu, Inc. - ADR(Æ) 18,034 2,429
Bank of China, Ltd. Class H 6,586,000 2,517
Bank of Jiangsu Co., Ltd. Class A 746,300 822
Bank of Nanjing Co., Ltd. Class A 474,300 730
Bank of Ningbo Co., Ltd. Class A 273,100 1,329
BOE Technology Group Co., Ltd. Class
A 4,594,300 2,711
Bosideng International Holdings, Ltd. 602,000 336
BYD Co., Ltd. Class A 9,000 384
BYD Co., Ltd. Class H 74,500 2,346
Centre Testing International Group Co.,
Ltd. Class A 205,200 723
CGN Power Co., Ltd. Class H(Þ) 1,137,000 266
China CITIC Bank Corp., Ltd. Class H 1,664,679 804
China Construction Bank Corp. Class H 6,317,712 4,104
China Datang Corp. Renewable Power
Co., Ltd. Class H 3,252,743 1,074
China Feihe, Ltd.(Þ) 1,083,000 1,044
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China International Capital Corp., Ltd.
Class H(Þ) 146,000 327
China International Marine Containers
Group Co., Ltd. Class A 477,700 515
China International Marine Containers
Group Co., Ltd. Class H 168,000 129
China Longyuan Power Group Corp.,
Ltd. Class H 2,395,800 3,293
China Medical System Holdings, Ltd. 223,000 386
China Mengniu Dairy Co., Ltd.(Æ) 409,000 1,969
China Merchants Bank Co., Ltd. Class
A 393,600 2,412
China Merchants Bank Co., Ltd. Class
H 484,852 3,147
China National Building Material Co.,
Ltd. Class H 360,000 329
China Oilfield Services, Ltd. Class H 3,262,000 3,931
China Overseas Land & Investment,
Ltd. 1,157,500 3,133
China Petroleum & Chemical Corp.
Class H 4,622,000 2,500
China Railway Group, Ltd. Class H 427,000 233
China Resources Land, Ltd. 636,000 3,050
China Shenhua Energy Co., Ltd. Class
H 241,094 749
China Tourism Group Duty Free Corp.,
Ltd. Class A 58,600 1,854
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ) 89,000 2,736
China Tower Corp., Ltd. Class H(Þ) 3,456,000 394
China Vanke Co., Ltd. Class H 137,700 278
China Yangtze Power Co., Ltd. Class A 107,400 331
China Yuhua Education Corp., Ltd.(Æ)
(Š)(Þ) 2,834,000 401

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chongqing Brewery Co., Ltd. Class A 57,400 1,027
CITIC Securities Co., Ltd. Class H 675,500 1,550
CITIC, Ltd. 519,000 608
Contemporary Amperex Technology
Co., Ltd. Class A 13,060 905
COSCO SHIPPING Holdings Co., Ltd.
Class H 273,000 283
Country Garden Holdings Co., Ltd. 1,911,000 716
CSPC Pharmaceutical Group, Ltd. 1,885,000 2,162
Daqo New Energy Corp. - ADR(Æ) 36,437 1,658
Fufeng Group, Ltd. 426,000 299
Ganfeng Lithium Co., Ltd. Class H(Þ) 242,400 2,205
Great Wall Motor Co., Ltd. Class H 2,976,500 4,219
Guangzhou Automobile Group Co., Ltd.
Class H 2,596,435 1,861
Hello Group, Inc.(Æ) 97,677 1,001
Hengan International Group Co., Ltd. 101,000 496
Huaibei Mining Holdings Co., Ltd.
Class A 121,000 241
Industrial & Commercial Bank of
China, Ltd. Class H 4,582,401 2,454
Industrial Bank Co., Ltd. Class A 836,289 2,188
JD Health International, Inc.(Æ)(Þ) 18,850 157
JD.com, Inc. Class A 244,526 7,275
JD.com, Inc. - ADR 42,781 2,547
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,135,300 1,243
Jiumaojiu International Holdings, Ltd.
(Þ) 412,000 1,051
Joincare Pharmaceutical Group Industry
Co., Ltd. Class A 160,800 280
JOYY, Inc.(Æ) 893 32
Kingboard Holdings, Ltd. 171,500 703
Kingsoft Corp., Ltd. 74,800 277
Kweichow Moutai Co., Ltd. Class A 13,863 3,788
Legend Holdings Corp. Class H(Þ) 133,900 157
Lenovo Group, Ltd. 1,124,701 905
Longfor Group Holdings, Ltd.(Þ) 144,500 481
LONGi Green Energy Technology Co.,
Ltd. Class A 471,616 3,379
Luzhou Laojiao Co., Ltd Class A 36,900 1,295
Meihua Holdings Group Co., Ltd. Class
A 201,300 316
Meituan Class B(Æ)(Þ) 288,528 6,428
Midea Group Co., Ltd. Class A 471,792 3,869
Midea Real Estate Holding, Ltd.(Þ) 400,800 608
Muyuan Foods Co., Ltd. Class A 210,954 1,563
NetEase, Inc. 75,900 1,343
NetEase, Inc. - ADR 24,195 2,144
New Oriental Education & Technology
Group, Inc.(Æ) 124,700 540
PetroChina Co., Ltd. Class H 5,508,000 2,943
Pharmaron Beijing Co., Ltd. Class H(Þ) 213,100 1,560
PICC Property & Casualty Co., Ltd.
Class H 948,545 892
Pinduoduo, Inc. - ADR(Æ) 69,293 6,789
Ping An Bank Co., Ltd. Class A 1,313,978 2,929
Ping An Insurance Group Co. of China,
Ltd. Class A 294,400 2,222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Insurance Group Co. of China,
Ltd. Class H 1,351,500 10,549
Pylon Technologies Co., Ltd. Class A 4,992 228
Riyue Heavy Industry Co., Ltd. Class A 318,000 1,131
SF Holding Co., Ltd. Class A 24,600 214
Shanghai International Airport Co., Ltd.
Class A(Æ) 197,700 1,777
Shanghai Rural Commercial Bank Co.,
Ltd.(Æ) 857,500 751
Shanxi Xinghuacun Fen Wine Factory
Co., Ltd. Class A 6,500 282
Shenzhen Inovance Technology Co.,
Ltd. Class A 115,400 1,218
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 49,000 2,412
Shenzhen Topband Co., Ltd. Class A 655,500 1,184
Shimao Group Holdings, Ltd.(Æ)(Š) 128,000 72
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 125,900 507
Sinopharm Group Co., Ltd. Class H 111,600 273
Sunac China Holdings, Ltd.(Æ)(Š) 320,000 —
Suofeiya Home Collection Co., Ltd.
Class A 380,000 1,181
Tencent Holdings, Ltd. 555,280 27,065
Tencent Music Entertainment Group
- ADR(Æ) 186,394 1,564
Tian Di Science & Technology Co., Ltd.
Class A 766,700 606
Tianneng Power International, Ltd. 150,000 223
Tongcheng Travel Holdings, Ltd.(Æ) 920,000 2,092
Trip.com Group, Ltd. - ADR(Æ) 157,146 5,776
Tsingtao Brewery Co., Ltd. Class H 94,000 910
Vipshop Holdings, Ltd. - ADR 176,282 2,727
Weichai Power Co., Ltd. Class H 1,196,000 1,811
Wingtech Technology Co., Ltd. Class A 126,938 1,105
Wuliangye Yibin Co., Ltd. Class A 28,800 891
WuXi AppTec Co., Ltd. Class H(Þ) 224,583 2,907
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 167,000 1,390
Wuxi Power Engineering Co., Ltd.(Æ) 63,400 834
Xianhe Co., Ltd. Class A 263,641 1,250
Yadea Group Holdings, Ltd.(Þ) 608,000 1,385
Yankuang Energy Group Co., Ltd.
Class H 272,000 872
Yifeng Pharmacy Chain Co., Ltd. Class
A 240,034 2,018
Yum China Holdings, Inc. 56,697 3,493
Yunnan Botanee Bio-Technology Group
Co., Ltd. Class A 9,100 189
Zhejiang HangKe Technology, Inc. Co.
Class A 101,581 761
Zhongsheng Group Holdings, Ltd. 223,500 1,266
Zijin Mining Group Co., Ltd. Class H 2,148,000 3,552
ZTO Express, Inc. - ADR 19,539 557
264,787
Denmark - 0.1%
Novo Nordisk A/S Class B 4,644 643

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Egypt - 0.0%
Commercial International Bank Egypt
SAE 140,795 231
France - 0.2%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,702 1,487
Georgia - 0.1%
TBC Bank Group PLC 29,355 862
Greece - 0.4%
Alpha Services and Holdings SA 2,101,372 2,861
OPAP SA 23,606 355
3,216
Guernsey - 0.1%
VinaCapital Vietnam Opportunity Fund,
Ltd. 217,352 1,264
Hong Kong - 2.5%
AIA Group, Ltd. 221,400 2,500
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Galaxy Entertainment Group, Ltd. 633,000 4,422
Geely Automobile Holdings, Ltd. 2,354,000 3,854
Hong Kong Exchanges & Clearing, Ltd. 36,600 1,645
Kunlun Energy Co., Ltd. 3,680,000 2,900
Nine Dragons Paper Holdings, Ltd. 1,767,000 1,589
Orient Overseas International, Ltd. 78,287 1,302
Pacific Basin Shipping, Ltd. 7,571,208 2,674
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 820,000 478
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
21,432
Hungary - 0.3%
OTP Bank PLC 74,595 2,249
India - 9.3%
Adani Green Energy, Ltd.(Æ) 22,963 345
Apollo Hospitals Enterprise, Ltd. 36,562 1,904
Asian Paints, Ltd. 27,865 931
Axis Bank, Ltd. 352,589 3,762
Bajaj Auto, Ltd. 5,754 269
Bajaj Finance, Ltd. 10,108 729
Bharat Electronics, Ltd. 1,858,739 2,165
Bharat Petroleum Corp., Ltd. 65,961 277
Bharti Airtel, Ltd. 54,866 517
Cipla, Ltd. 64,686 806
Coal India, Ltd. 156,021 429
Cummins India, Ltd. 16,895 297
DLF, Ltd. 223,565 977
Eicher Motors, Ltd. 8,618 344
GAIL India, Ltd. 851,092 990
Grasim Industries, Ltd. 21,943 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HCL Technologies, Ltd. 115,645 1,590
HDFC Bank, Ltd. 235,029 4,624
Hindalco Industries, Ltd. 103,124 592
Hindustan Aeronautics, Ltd. 36,382 1,137
Hindustan Unilever, Ltd. 15,358 484
Housing Development Finance Corp.,
Ltd. 40,577 1,303
ICICI Bank, Ltd. 575,426 5,888
ICICI Bank, Ltd. - ADR 125,316 2,610
IndusInd Bank, Ltd. 120,369 1,598
Infosys, Ltd. 49,493 932
Infosys, Ltd. - ADR 55,333 1,040
ITC, Ltd. 610,883 2,638
Jindal Steel & Power, Ltd. 63,092 451
JSW Steel, Ltd. 56,276 494
Larsen & Toubro, Ltd. 158,602 4,121
Mahindra & Mahindra, Ltd. 89,156 1,503
Maruti Suzuki India, Ltd. 16,983 1,849
Motherson Sumi Wiring India, Ltd. 490,844 308
NTPC, Ltd. 294,709 616
Oil & Natural Gas Corp., Ltd. 192,426 342
Page Industries, Ltd. 547 268
Polyplex Corp., Ltd. 6,289 117
Power Finance Corp., Ltd. 282,500 489
Power Grid Corp. of India, Ltd. 1,876,175 4,976
Reliance Industries, Ltd. 319,811 9,211
Siemens, Ltd. 5,225 187
State Bank of India 787,299 5,338
Sun Pharmaceutical Industries, Ltd. 86,267 1,091
Tata Consultancy Services, Ltd. 83,728 3,451
Tata Steel, Ltd. 521,216 767
Trent, Ltd. 19,647 288
UltraTech Cement, Ltd. 18,331 1,588
United Breweries, Ltd. 36,799 718
United Phosphorus, Ltd. 77,444 719
Varun Beverages, Ltd 53,350 749
Vedanta, Ltd. 207,694 849
WNS Holdings, Ltd. - ADR(Æ) 3,836 325
80,420
Indonesia - 2.0%
Astra International Tbk PT 2,150,688 863
Bank Central Asia Tbk PT 2,542,500 1,441
Bank Mandiri Persero Tbk PT 3,783,300 2,516
Bank Negara Indonesia Persero Tbk PT 6,129,513 3,752
Bank Rakyat Indonesia Persero Tbk PT 11,420,092 3,497
Kalbe Farma Tbk PT 9,293,587 1,279
Matahari Department Store Tbk PT 1,278,800 375
Matahari Putra Prima Tbk PT(Æ) 51,106,400 447
Media Nusantara Citra Tbk PT(Æ) 7,595,600 353
Semen Indonesia Persero Tbk PT 2,471,881 1,224
Sumber Alfaria Trijaya Tbk PT 3,701,100 700
United Tractors Tbk PT 145,800 239
Vale Indonesia Tbk PT(Æ) 789,700 393
17,079
Japan - 0.0%
Inpex Corp. 12,600 139

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan
JSC - GDR 56,692 591
Kaspi.KZ JSC - GDR 19,975 1,472
2,063
Kuwait - 0.2%
Mobile Telecommunications Co. KSCP 215,940 393
National Bank of Kuwait SAKP 279,796 1,008
1,401
Macao - 0.2%
Sands China, Ltd.(Æ) 465,837 1,744
Malaysia - 0.5%
CIMB Group Holdings BHD 512,000 692
Malayan Banking BHD 358,100 734
Petronas Chemicals Group BHD 177,900 349
Public Bank BHD 1,733,100 1,725
Tenaga Nasional BHD 204,000 451
3,951
Mexico - 2.6%
Arca Continental SAB de CV 212,960 1,881
Fibra Uno Administracion SA de CV(ö) 275,700 373
Fomento Economico Mexicano SAB
de CV 128,800 1,128
Fomento Economico Mexicano SAB de
CV - ADR 1,832 161
Fresnillo PLC 146,580 1,491
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 175,600 1,601
Grupo Aeroportuario del Pacifico SAB
de CV Class B 19,600 338
Grupo Aeroportuario del Sureste SAB
de CV Class B 11,395 310
Grupo Financiero Banorte SAB de CV
Class O 1,110,184 9,209
Grupo Mexico SAB de CV 57,300 255
Ternium SA - ADR 16,131 651
Wal-Mart de Mexico SAB de CV 1,263,330 4,949
22,347
Morocco - 0.2%
Attijariwafa Bank SA 6,609 233
Label Vie 2,800 1,141
Maroc Telecom - ADR 25,521 243
1,617
Netherlands - 0.2%
ASML Holding NV 1,556 1,031
Shell PLC 13,050 383
1,414
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC 5,576,579 302
Peru - 0.7%
Credicorp, Ltd. 46,892 6,298
Philippines - 1.0%
AC Energy Corp. 197,160 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ayala Corp. 48,510 633
Ayala Land, Inc. 3,374,000 1,823
Bank of the Philippine Islands 897,100 1,724
BDO Unibank, Inc. 125,184 283
Megaworld Corp. 14,820,000 577
Metro Pacific Investments Corp. 5,961,000 442
Metropolitan Bank & Trust Co. - ADR 2,276,970 2,394
SM Investments Corp. 54,750 926
8,827
Poland - 1.3%
Bank Polska Kasa Opieki SA 168,354 3,602
Dino Polska SA(Æ)(Þ) 29,831 2,700
KGHM Polska Miedz SA 55,524 1,817
Polski Koncern Naftowy ORLEN SA 65,045 978
Powszechna Kasa Oszczednosci Bank
Polski SA 231,944 1,731
Powszechny Zaklad Ubezpieczen SA 74,315 632
11,460
Qatar - 0.3%
Industries Qatar QSC 55,965 216
Ooredoo QPSC 92,479 227
Qatar National Bank SAQ 419,465 2,072
2,515
Romania - 0.3%
Banca Transilvania SA 275,293 1,209
Fondul Proprietatea SA 3,090,563 1,387
2,596
Russia - 0.0%
Gazprom PJSC(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC(Æ)(Š) 22,673 —
X5 Retail Group NV - GDR(Æ)(Š) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.1%
Al Rajhi Bank 24,788 544
Alinma Bank 286,076 2,513
Arab National Bank 56,974 421
Arabian Drilling Co.(Æ) 10,648 391
Arabian Internet & Communications
Services Co. 5,198 351
Dr Sulaiman Al Habib Medical Services
Group Co. 5,020 313
Etihad Etisalat Co. 104,866 990
National Commercial Bank 60,320 763
SABIC Agri-Nutrients Co. 21,901 803
Sahara International Petro Chemical Co. 162,484 1,612
Saudi Arabian Oil Co.(Þ) 593,545 5,219

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Basic Industries Corp. 30,912 768
Saudi British Bank (The) 119,712 1,160
Saudi Electricity Global Sukuk Co. 67,966 418
Saudi Kayan Petrochemical Co.(Æ) 74,454 265
Saudi Tadawul Group Holding Co. 11,560 500
Saudi Telecom Co. 104,064 1,027
18,058
Singapore - 0.1%
DBS Group Holdings, Ltd. 37,583 1,029
Slovenia - 0.3%
Nova Ljubljanska Banka - GDR(Š)(Þ) 113,002 1,607
Nova Ljubljanska Banka - GDR 72,043 1,064
2,671
South Africa - 2.5%
Absa Group, Ltd. 165,528 1,899
Anglo American Platinum, Ltd. 4,405 328
Anglo American PLC 76,841 3,312
Aspen Pharmacare Holdings, Ltd. 37,665 327
Barloworld, Ltd. - ADR 209,320 1,080
Bid Corp., Ltd. 86,891 1,796
Bidvest Group, Ltd. (The) 167,495 2,167
Capitec Bank Holdings, Ltd. 4,061 420
Clicks Group, Ltd. 24,376 371
Exxaro Resources, Ltd. 46,581 584
FirstRand, Ltd. 485,188 1,801
Growthpoint Properties, Ltd.(ö) 362,427 292
Impala Platinum Holdings, Ltd. 214,710 2,491
Naspers, Ltd. Class N 9,987 1,929
Nedbank Group, Ltd. 35,221 457
Sasol, Ltd. - ADR 32,992 599
Shoprite Holdings, Ltd. - ADR 30,208 418
Standard Bank Group, Ltd. 103,250 1,027
Woolworths Holdings, Ltd. 93,244 404
Zeda, Ltd.(Æ) 209,320 160
21,862
South Korea - 11.5%
CJ CheilJedang Corp. 912 256
Coupang, Inc.(Æ) 41,829 706
Daeduck Electronics Co., Ltd. 20,307 357
Doosan Bobcat, Inc. 27,603 785
GS Holdings Corp. 25,084 904
Hana Financial Group, Inc. 346,564 13,798
Hyundai Glovis Co., Ltd. 5,983 811
Hyundai Marine & Fire Insurance Co.,
Ltd. 44,107 1,112
Hyundai Mobis Co., Ltd. 9,205 1,545
Hyundai Steel Co. 7,607 213
KB Financial Group, Inc. 215,081 9,800
Kia Corp. 146,288 7,990
Korea Aerospace Industries, Ltd.(Æ) 27,002 1,064
Korea Zinc Co., Ltd. 859 380
Korean Air Lines Co., Ltd. 109,513 2,175
KT&G Corp. 23,404 1,757
LG Chem, Ltd. 6,333 3,580
LG Corp. Class H 7,458 504
LG Innotek Co., Ltd. 1,433 320
LG International Corp. 5,323 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NCSoft Corp. 4,525 1,684
Orion Corp. 21,991 2,230
POSCO Holdings, Inc. 10,882 2,675
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,337 865
Samsung C&T Corp. 6,479 627
Samsung Electronics Co., Ltd. 472,808 23,633
Samsung Engineering Co., Ltd.(Æ) 16,218 343
Samsung Life Insurance Co., Ltd. 6,441 371
Samsung SDI Co., Ltd. 5,206 2,921
Shinhan Financial Group Co., Ltd. 80,650 2,733
SK Hynix, Inc. 119,709 8,712
SK Telecom Co., Ltd. 34,371 1,303
SK, Inc. 2,858 463
S-Oil Corp. 4,509 326
Soulbrain Co., Ltd. 3,799 727
Woori Financial Group, Inc. 174,137 1,820
99,643
Taiwan - 12.4%
Accton Technology Corp. 250,000 2,051
ASE Technology Holding Co., Ltd. 245,000 824
Asia Cement Corp. 210,000 296
ASPEED Technology, Inc. 2,000 142
Catcher Technology Co., Ltd. 325,000 1,934
Chailease Holding Co., Ltd. 224,000 1,695
China Development Financial Holding
Corp. 1,145,000 507
Chunghwa Telecom Co., Ltd. 897,000 3,350
Compal Electronics, Inc. 412,000 311
CTBC Financial Holding Co., Ltd. 239,200 183
Delta Electronics, Inc. 426,000 4,131
E Ink Holdings, Inc. 122,000 709
Eclat Textile Co., Ltd. 104,000 1,735
Evergreen Marine Corp. Taiwan, Ltd. 223,200 1,144
Far Eastern New Century Corp. 274,000 300
Far EasTone Telecommunications Co.,
Ltd. 280,000 624
First Financial Holding Co., Ltd. 1,432,578 1,250
Formosa Plastics Corp. 310,000 925
Globalwafers Co., Ltd. 10,000 177
Hiwin Technologies Corp. 161,000 1,206
Hon Hai Precision Industry Co., Ltd. 537,000 1,791
International Games System Co., Ltd. 130,000 2,154
King Yuan Electronics Co., Ltd. 1,426,000 1,831
Largan Precision Co., Ltd. 7,000 498
Lite-On Technology Corp. 480,107 1,066
MediaTek, Inc. 85,000 2,060
Nanya Technology Corp. 432,000 840
Novatek Microelectronics Corp. 173,000 2,068
Pegatron Corp. 181,000 391
President Chain Store Corp. 29,000 261
Quanta Computer, Inc. 202,000 505
Ruentex Development Co., Ltd. 183,000 275
SinoPac Financial Holdings Co., Ltd. 842,542 488
Synmosa Biopharma Corp. 339,000 483
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,261,000 39,889
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 102,313 9,487
Tong Hsing Electronic Industries, Ltd. 163,800 1,260

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tong Yang Industry Co., Ltd. 166,000 251
Unimicron Technology Corp. 372,000 1,720
Uni-President Enterprises Corp. 1,389,000 3,125
United Microelectronics Corp. 6,262,000 10,228
Walsin Lihwa Corp. 212,000 387
Wiwynn Corp. 28,000 705
WPG Holdings, Ltd. 155,000 247
Yageo Corp. 59,694 1,086
Yang Ming Marine Transport Corp. 155,000 326
Yuanta Financial Holding Co., Ltd. 844,562 635
Zhen Ding Technology Holding, Ltd. 62,000 229
107,780
Thailand - 1.8%
Airports of Thailand PCL 86,700 195
Bangkok Dusit Medical Services PCL 2,747,300 2,482
Bumrungrad Hospital PCL 193,500 1,274
Central Pattana PCL 145,400 315
Charoen Pokphand Foods PCL 3,424,100 2,452
Fabrinet(Æ) 10,784 1,420
Kasikornbank PCL 321,900 1,417
Minor International PCL 1,469,600 1,489
Ngern Tid Lor PCL 1,119,700 948
PTT Exploration & Production PCL 570,100 2,977
Thai Life Insurance PCL(Æ) 1,395,700 570
15,539
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 119
Turkey - 0.1%
BIM Birlesik Magazalar AS 31,453 209
KOC Holding AS 67,030 273
Turk Hava Yollari AO(Æ) 24,710 181
663
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC 179,467 411
Abu Dhabi National OIl Co. 128,424 154
Air Arabia PJSC 660,091 395
Aldar Properties PJSC 611,180 727
Americana Restaurants International
PLC(Æ) 1,786,585 1,658
Borouge PLC 1,499,363 1,062
Dubai Islamic Bank PJSC 1,152,249 1,747
Emaar Properties PJSC 1,758,764 2,667
Emirates NBD Bank PJSC 493,929 1,743
First Abu Dhabi Bank PJSC 56,097 208
10,772
United Kingdom - 0.1%
AstraZeneca PLC - ADR 5,396 353
BAE Systems PLC 47,404 501
854
United States - 1.0%
Danaher Corp. 764 202
Freeport-McMoRan, Inc. 93,806 4,186
Grupo Cementos de Chihuahua SAB
de CV 258,202 2,071
JBS SA 447,167 1,769
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 2,474 302
Samsonite International SA(Æ)(Þ) 187,800 557
9,087
Vietnam - 1.4%
FPT Corp. 834,940 2,972
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 1,446,725 1,153
Masan Group Corp. 294,320 1,273
Military Commercial Joint Stock
Bank(Æ) 1,166,289 978
Mobile World Investment Corp. 781,238 1,555
Vietnam Prosperity JSC Bank(Æ) 750,000 627
Vincom Retail JSC(Æ) 2,492,100 3,160
Vinhomes JSC(Þ) 200,400 435
12,153
Zambia - 0.3%
First Quantum Minerals, Ltd. 112,442 2,609
Total Common Stocks
(cost $698,459) 821,897
Preferred Stocks - 1.6%
Brazil - 1.2%
Cia Energetica de Minas Gerais
12.876% (Ÿ) 803,150 1,813
Gerdau SA
12.845% (Ÿ) 90,900 586
Itau Unibanco Holding SA
3.952% (Ÿ) 591,252 2,950
Itausa SA
5.564% (Ÿ) 356,628 600
Petroleo Brasileiro SA
39.575% (Ÿ) 551,910 2,834
Raizen Energia SA
4.882% (Ÿ) 1,932,400 1,253
10,036
Chile - 0.1%
Sociedad Quimica y Minera de Chile
SA Class B
9.142% (Ÿ) 10,332 1,005
Russia - 0.0%
Sberbank of Russia
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PJSC
17.128% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.696% (Ÿ) 58,188 2,622
Total Preferred Stocks
(cost $15,214) 13,663
Short-Term Investments - 3.1%
United States - 3.1%

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
U.S. Cash Management Fund(@) 26,379,030 (∞) 26,374
Total Short-Term Investments
(cost $26,372) 26,374
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 949,900 (∞) 950
Total Other Securities
(cost $950) 950
Total Investments - 99.5%
(identified cost $740,995) 862,884
Other Assets and Liabilities,
Net - 0.5%
4,731
Net Assets - 100.0%
867,615

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.2%
3SBio, Inc. 08/03/22 HKD 332,000 0 .64 211
363
CGN Power Co., Ltd. 05/11/22 HKD 1,137,000 0 .26 301
266
China Feihe, Ltd. 09/02/20 HKD 1,083,000 1 .00 1,083
1,044
China International Capital Corp., Ltd. 10/28/20 HKD 146,000 2 .37 346
327
China Tourism Group Duty 08/31/22 HKD 89,000 23 .98 2,134
2,736
China Tower Corp., Ltd. 06/30/21 HKD 3,456,000 0 .14 480
394
China Yuhua Education Corp., Ltd. 04/20/22 HKD 2,834,000 0 .18 510
401
Dino Polska SA 06/18/19 PLN 29,831 34 .60 1,032
2,700
Ganfeng Lithium Co., Ltd. 04/27/22 HKD 242,400 7 .87 1,908
2,205
Hapvida Participacoes e Investimentos SA 09/28/22 BRL 1,214,327 1 .40 1,697
1,232
JD Health International, Inc. 11/23/22 HKD 18,850 8 .12 153
157
Jiumaojiu International Holdings, Ltd. 04/20/22 HKD 412,000 2 .09 863
1,051
Legend Holdings Corp. 10/27/21 HKD 133,900 1 .81 242
157
Longfor Group Holdings, Ltd. 11/19/18 HKD 144,500 2 .76 399
481
Meituan 07/08/20 HKD 288,528 24 .20 6,981
6,428
Midea Real Estate Holding, Ltd. 02/19/20 HKD 400,800 2 .78 1,116
608
Nova Ljubljanska Banka 08/11/22 EUR 113,002 13 .45 1,520
1,607
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 213,100 3 .89 828
1,560
Samsonite International SA 08/25/21 HKD 187,800 2 .12 399
557
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,337 586 .09 784
865
Saudi Arabian Oil Co. 03/02/22 SAR 593,545 9 .74 5,779
5,219
Vinhomes JSC 11/24/21 VND 200,400 3 .66 733
435
WuXi AppTec Co., Ltd. 02/20/19 HKD 224,583 6 .11 1,372
2,907
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 167,000 11 .50 1,921
1,390
Yadea Group Holdings, Ltd. 05/25/22 HKD 608,000 1 .80 1,094 1,385
36,475
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 670 USD 34,994 03/23 1,361
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,361
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street TWD 3,256 USD 108 02/01/23 —
State Street TWD 3,826 USD 127 02/01/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 236 $ — $ —
$ —
$ 236
Australia 3,968 — —
—
3,968
Austria — 170 —
—
170
Brazil 46,039 — —
—
46,039
Canada 6,151 — —
—
6,151
Chile 2,150 — —
—
2,150
China 36,843 227,471 473
—
264,787
Denmark — 643 —
—
643
Egypt — 231 —
—
231
France — 1,487 —
—
1,487
Georgia — 862 —
—
862
Greece — 3,216 —
—
3,216
Guernsey — 1,264 —
—
1,264
Hong Kong — 21,364 68
—
21,432
Hungary — 2,249 —
—
2,249
India 3,975 76,445 —
—
80,420
Indonesia — 17,079 —
—
17,079
Japan — 139 —
—
139
Kazakhstan — 2,063 —
—
2,063
Kuwait — 1,401 —
—
1,401
Macao — 1,744 —
—
1,744
Malaysia — 3,951 —
—
3,951
Mexico 20,856 1,491 —
—
22,347
Morocco — 1,617 —
—
1,617
Netherlands — 1,414 —
—
1,414
Nigeria — 302 —
—
302
Peru 6,298 — —
—
6,298
Philippines — 8,827 —
—
8,827
Poland — 11,460 —
—
11,460
Qatar — 2,515 —
—
2,515
Romania — 2,596 —
—
2,596
Russia — — —
—
—
Saudi Arabia 391 17,667 —
—
18,058
Singapore — 1,029 —
—
1,029
Slovenia — 1,064 1,607
—
2,671
South Africa 160 21,702 —
—
21,862
South Korea 706 98,937 —
—
99,643
Taiwan 9,487 98,293 —
—
107,780
Thailand 1,420 14,119 —
—
15,539
Togo — 119 —
—
119
Turkey — 663 —
—
663

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Emerging Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United Arab Emirates 1,658 9,114 —
—
10,772
United Kingdom 353 501 —
—
854
United States 8,228 859 —
—
9,087
Vietnam — 12,153 —
—
12,153
Zambia 2,609 — —
—
2,609
Preferred Stocks 11,041 2,622 — — 13,663
Short-Term Investments — — — 26,374 26,374
Other Securities — — — 950 950
Total Investments 162,569 670,843 2,148 27,324 862,884
Other Financial Instruments
Assets
Futures Contracts 1,361 — — — 1,361
Total Other Financial Instruments
*
$ 1,361 $ — $ — $ — $ 1,361
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
153,634
Consumer Staples ...............................................................................
40,622
Energy ................................................................................................
51,711
Financial Services ..............................................................................
221,891
Health Care ........................................................................................
28,119
Materials and Processing ...................................................................
83,265
Producer Durables ..............................................................................
49,669
Technology .........................................................................................
162,092
Utilities ...............................................................................................
30,894
Preferred Stocks
Energy ................................................................................................
2,834
Financial Services ..............................................................................
3,550
Materials and Processing ...................................................................
1,591

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 63
Technology .........................................................................................
2,622
Utilities ...............................................................................................
3,066
Short-Term Investments .............................................................
26,374
Other Securities ...........................................................................
950
Total Investments ............................................................................... 862,884

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.1%
Consumer Discretionary - 14.2%
Advance Auto Parts, Inc. 9,136 1,391
Amazon.com, Inc.(Æ) 1,694,612 174,765
Autoliv, Inc. 103,159 9,503
AutoZone, Inc.(Æ) 3,781 9,221
Best Buy Co., Inc. 36,278 3,219
BorgWarner, Inc. 44,695 2,113
Cable One, Inc. 1,915 1,513
Capri Holdings, Ltd.(Æ) 255,643 16,998
Central Garden & Pet Co. Class A(Æ) 140,168 5,555
Charter Communications, Inc. Class A(Æ) 56,406 21,677
Chipotle Mexican Grill, Inc. Class A(Æ) 2,174 3,579
Comcast Corp. Class A 603,895 23,763
Costco Wholesale Corp. 114,693 58,624
Dollar General Corp. 5,400 1,261
Dollar Tree, Inc.(Æ) 5,970 897
DR Horton, Inc. 248,434 24,518
eBay, Inc. 157,655 7,804
Expedia Group, Inc.(Æ) 5,900 674
Ford Motor Co. 577,447 7,801
Fox Corp. Class A 229,993 7,806
Garmin, Ltd. 46,864 4,634
General Motors Co. 839,037 32,991
Grand Canyon Education, Inc.(Æ) 17,657 2,058
Home Depot, Inc. (The) 75,922 24,612
Lennar Corp. Class A 101,949 10,440
Lennar Corp. Class B 56 5
Liberty Global PLC Class C(Æ) 365,974 8,179
Lithia Motors, Inc. Class A 21,095 5,552
Live Nation Entertainment, Inc.(Æ) 33,858 2,725
Lowe's Cos., Inc. 185,439 38,618
Marriott International, Inc. Class A 17,970 3,130
McDonald's Corp. 5,663 1,514
Netflix, Inc.(Æ) 77,075 27,274
New York Times Co. (The) Class A 69,057 2,406
News Corp. Class A 251,088 5,087
News Corp. Class B 394,848 8,071
Nike, Inc. Class B 295,474 37,623
nVent Electric PLC 6,066 241
NVR, Inc.(Æ) 784 4,132
O'Reilly Automotive, Inc.(Æ) 39,735 31,484
Paramount Global Class B 23,776 551
PulteGroup, Inc. 417,482 23,751
Ross Stores, Inc. 30,823 3,643
Royal Caribbean Cruises, Ltd.(Æ) 10,518 683
Sensata Technologies Holding PLC 76,513 3,891
Starbucks Corp. 260,637 28,446
Target Corp. 134,491 23,151
Tesla, Inc.(Æ) 285,122 49,389
TJX Cos., Inc. (The) 206,593 16,912
Ulta Beauty, Inc.(Æ) 13,081 6,723
VF Corp. 26,000 804
Walmart, Inc. 175,381 25,232
Walt Disney Co. (The)(Æ) 237,970 25,817
Warner Bros Discovery, Inc.(Æ) 908,725 13,467
Whirlpool Corp. 35,905 5,586
Wyndham Hotels & Resorts, Inc. 59,865 4,640
Yum China Holdings, Inc. 29,534 1,820
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 284,366 37,113
905,077
Consumer Staples - 5.0%
Archer-Daniels-Midland Co. 141,589 11,731
Bunge, Ltd. 33,468 3,317
Church & Dwight Co., Inc. 33,671 2,723
Coca-Cola Co. (The) 313,739 19,238
Coca-Cola European Partners PLC 72,498 4,076
Colgate-Palmolive Co. 61,226 4,563
Conagra Brands, Inc. 435,929 16,212
Constellation Brands, Inc. Class A 26,679 6,177
CVS Health Corp. 379,063 33,441
Estee Lauder Cos., Inc. (The) Class A 36,799 10,196
General Mills, Inc. 30,682 2,404
Haleon PLC - ADR(Æ) 1,727,985 13,997
Hershey Co. (The) 4,970 1,116
Hormel Foods Corp. 59,657 2,703
Ingredion, Inc. 186,001 19,121
JM Smucker Co. (The) 13,904 2,124
Keurig Dr Pepper, Inc. 14,941 527
Kimberly-Clark Corp. 6,887 895
Kraft Heinz Foods Co. 84,083 3,408
Kroger Co. (The) 612,856 27,352
Molson Coors Beverage Co. Class B 200,585 10,547
Mondelez International, Inc. Class A 349,771 22,889
Monster Beverage Corp.(Æ) 20,029 2,084
PepsiCo, Inc. 131,962 22,568
Philip Morris International, Inc. 17,601 1,835
Pilgrim's Pride Corp.(Æ) 147,538 3,582
Procter & Gamble Co. (The) 266,025 37,877
Seaboard Corp. 1,702 6,673
Sysco Corp. 51,834 4,015
Tyson Foods, Inc. Class A 191,789 12,610
Unilever PLC - ADR 77,394 3,955
Walgreens Boots Alliance, Inc. 163,016 6,009
319,965
Energy - 4.0%
BP PLC - ADR 651,555 23,606
Canadian Natural Resources, Ltd. 121,663 7,475
Chevron Corp. 234,535 40,814
Diamondback Energy, Inc. 115,714 16,908
EOG Resources, Inc. 138,536 18,321
EQT Corp. 69,255 2,263
Exxon Mobil Corp. 341,602 39,629
Hess Corp. 80,704 12,118
HF Sinclair Corp. 21,750 1,238
Kinder Morgan, Inc. 22,654 415
Marathon Oil Corp. 114,146 3,136
Marathon Petroleum Corp. 64,204 8,251
Occidental Petroleum Corp. 92,293 5,980
Phillips 66 103,255 10,353
Pioneer Natural Resources Co. 145,969 33,624
Shell PLC - ADR 394,265 23,187
Valero Energy Corp. 63,709 8,921
256,239

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 15.5%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 310,867 19,650
Affiliated Managers Group, Inc. 36,043 6,226
Allstate Corp. (The) 5,346 687
American Express Co. 170,417 29,811
American Tower Corp.(ö) 86,616 19,349
Ameriprise Financial, Inc. 5,878 2,058
Aon PLC Class A 59,307 18,900
Apollo Global Management, Inc. 159,449 11,286
Arthur J Gallagher & Co. 28,088 5,497
Assurant, Inc. 5,910 784
AvalonBay Communities, Inc.(ö) 5,000 887
Bank of America Corp. 820,165 29,099
Bank of New York Mellon Corp. (The) 54,480 2,755
Berkshire Hathaway, Inc. Class B(Æ) 188,994 58,875
Brighthouse Financial, Inc.(Æ) 60,837 3,423
Capital One Financial Corp. 147,276 17,526
CBRE Group, Inc. Class A(Æ) 98,833 8,451
Charles Schwab Corp. (The) 180,206 13,952
Chubb, Ltd. 142,769 32,479
Citigroup, Inc. 927,797 48,450
Citizens Financial Group, Inc. 462,301 20,027
CME Group, Inc. Class A 17,419 3,077
Equinix, Inc.(Æ)(ö) 40,864 30,163
Evercore, Inc. Class A 44,749 5,809
Everest Re Group, Ltd. 900 315
F&G Annuities & Life, Inc. 65,440 1,404
Fidelity National Financial, Inc. 74,940 3,300
Fifth Third Bancorp 223,451 8,109
First Citizens BancShares, Inc. Class A 1,983 1,542
First Republic Bank 2,386 336
Goldman Sachs Group, Inc. (The) 12,071 4,416
Hartford Financial Services Group, Inc. 55,496 4,307
Healthpeak Properties, Inc.(ö) 137,559 3,780
Howard Hughes Corp. (The)(Æ) 112,633 9,629
Huntington Bancshares, Inc. 831,115 12,608
Intercontinental Exchange, Inc. 163,857 17,623
Janus Henderson Group PLC 175,700 4,554
Jones Lang LaSalle, Inc.(Æ) 12,919 2,388
JPMorgan Chase & Co. 346,753 48,532
KeyCorp. 472,418 9,066
KRC Interim Corp.(ö) 434,379 9,756
Markel Corp.(Æ) 9,476 13,352
MasterCard, Inc. Class A 243,764 90,339
MetLife, Inc. 171,966 12,557
Morgan Stanley 285,060 27,745
New York Community Bancorp, Inc. 1,094,733 10,936
Northern Trust Corp. 76,583 7,426
PacWest Bancorp 185,201 5,123
PNC Financial Services Group, Inc. (The) 22,409 3,707
Progressive Corp. (The) 208,516 28,431
Prologis, LP(ö) 57,326 7,411
Prudential Financial, Inc. 67,246 7,057
Public Storage(ö) 26,394 8,033
Raymond James Financial, Inc. 10,375 1,170
Regions Financial Corp. 661,387 15,569
Reinsurance Group of America, Inc. Class A 87,467 13,275
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,920
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sun Communities, Inc. (ö) 8,225 1,290
SVB Financial Group(Æ) 13,297 4,022
Synchrony Financial 264,937 9,731
T. Rowe Price Group, Inc. 21,702 2,528
Torchmark Corp.(Æ) 60,409 7,300
Truist Financial Corp. 109,560 5,411
US Bancorp 425,889 21,209
VICI Properties, Inc.(ö) 18,304 626
Visa, Inc. Class A 289,631 66,676
Voya Financial, Inc. 21,215 1,480
Wells Fargo & Co. 1,048,463 49,141
Welltower, Inc.(ö) 91,405 6,859
White Mountains Insurance Group, Ltd. 849 1,297
Willis Towers Watson PLC(Æ) 67,252 17,095
Zions Bancorp NA 239,380 12,725
994,327
Health Care - 14.8%
Abbott Laboratories 419,299 46,353
AbbVie, Inc. 252,513 37,309
ABIOMED, Inc.(Æ)(Š) 9,546 10
Amgen, Inc. 53,187 13,424
Anthem, Inc.(Æ) 58,028 29,013
AstraZeneca PLC - ADR 72,852 4,762
Baxter International, Inc. 160,286 7,323
Becton Dickinson and Co. 5,550 1,400
Biogen, Inc.(Æ) 61,039 17,756
Boston Scientific Corp.(Æ) 344,066 15,913
Bristol Myers Squibb Co. 498,698 36,230
Catalent, Inc.(Æ) 56,471 3,024
Centene Corp.(Æ) 142,876 10,893
Cigna Corp. 92,006 29,136
Danaher Corp. 208,019 54,996
Dentsply Sirona, Inc. 404,746 14,907
Eli Lilly & Co. 52,435 18,045
GE Healthcare Holding LLC(Æ) 10,656 741
Gilead Sciences, Inc. 113,314 9,512
GSK Finance No. 3 PLC - ADR 450,872 15,898
HCA Healthcare, Inc. 17,182 4,383
Henry Schein, Inc.(Æ) 92,338 7,955
Hologic, Inc.(Æ) 15,071 1,226
Horizon Therapeutics PLC(Æ) 225,625 24,756
Humana, Inc. 17,246 8,825
Integra LifeSciences Holdings Corp.(Æ) 30,919 1,772
Intuitive Surgical, Inc.(Æ) 111,532 27,402
IQVIA, Inc.(Æ) 43,482 9,975
Jazz Pharmaceuticals PLC(Æ) 70,214 11,000
Johnson & Johnson 255,014 41,674
Laboratory Corp. of America Holdings 15,778 3,978
McKesson Corp. 56,054 21,227
Medtronic PLC 132,301 11,072
Merck & Co., Inc. 310,510 33,352
Moderna, Inc.(Æ) 8,193 1,442
Novo Nordisk A/S - ADR 96,386 13,376
Organon & Co. 34,963 1,053
Pfizer, Inc. 705,033 31,134
Quest Diagnostics, Inc. 9,172 1,362
Regeneron Pharmaceuticals, Inc.(Æ) 77,598 58,856
Sanofi - ADR 5,861 288
Stryker Corp. 35,845 9,098

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Syneos Health, Inc. Class A(Æ) 274,280 9,852
Thermo Fisher Scientific, Inc. 86,648 49,418
UnitedHealth Group, Inc. 270,529 135,045
Universal Health Services, Inc. Class B 24,354 3,610
Veeva Systems, Inc. Class A(Æ) 18,359 3,131
Vertex Pharmaceuticals, Inc.(Æ) 43,407 14,025
Viatris, Inc. 1,028,082 12,501
Waters Corp.(Æ) 24,577 8,076
Zimmer Biomet Holdings, Inc. 60,088 7,652
Zoetis, Inc. Class A 76,782 12,707
947,868
Materials and Processing - 3.7%
Acuity Brands, Inc. 7,087 1,336
Air Products & Chemicals, Inc. 18,593 5,959
Ball Corp. 210,483 12,259
Carrier Global Corp. 231,724 10,550
Celanese Corp. Class A 82,004 10,103
Copart, Inc.(Æ) 99,026 6,596
Crown Holdings, Inc. 118,453 10,443
Dow, Inc. 33,546 1,991
DuPont de Nemours, Inc. 302,920 22,401
Eastman Chemical Co. 75,485 6,656
Ecolab, Inc. 102,635 15,891
Fortune Brands Home & Security, Inc. 52,850 3,409
General Electric Co. 31,968 2,573
Huntsman Corp. 335,674 10,638
Ingevity Corp.(Æ) 4,417 364
Linde PLC(Æ) 127,662 42,248
Martin Marietta Materials, Inc. 2,605 937
Masco Corp. 34,631 1,842
Masterbrand, Inc.(Æ) 52,850 486
Mohawk Industries, Inc.(Æ) 74,875 8,989
NewMarket Corp. 3,892 1,341
Newmont Corp. 257,176 13,612
Nucor Corp. 25,435 4,299
Owens Corning 7,432 718
PPG Industries, Inc. 4,923 642
Reliance Steel & Aluminum Co. 6,664 1,516
Rio Tinto PLC - ADR 37,916 3,009
Royal Gold, Inc. 26,280 3,338
Sherwin-Williams Co. (The) 34,134 8,076
Steel Dynamics, Inc. 7,588 915
Trane Technologies PLC 122,296 21,906
United States Steel Corp. 128,633 3,665
238,708
Producer Durables - 9.3%
3M Co. 30,950 3,562
Alaska Air Group, Inc.(Æ) 214,478 11,011
Amphenol Corp. Class A 120,060 9,577
Aptiv PLC(Æ) 10,893 1,232
Automatic Data Processing, Inc. 76,295 17,228
Block, Inc. Class A(Æ) 1,919 157
Booz Allen Hamilton Holding Corp. Class A 5,563 526
Canadian Pacific Railway, Ltd. 164,809 13,003
CoStar Group, Inc.(Æ) 188,440 14,679
CSX Corp. 189,300 5,853
Cummins, Inc. 19,701 4,916
Darling Ingredients, Inc.(Æ) 58,261 3,862
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Deere & Co. 58,675 24,810
Delta Air Lines, Inc.(Æ) 236,015 9,228
Eaton Corp. PLC 105,586 17,127
Equifax, Inc. 12,507 2,779
Esab Corp. 29,041 1,679
Expeditors International of Washington, Inc. 44,415 4,803
FedEx Corp. 165,525 32,089
FleetCor Technologies, Inc.(Æ) 60,475 12,628
Fortive Corp. 2,085 142
Gates Industrial Corp. PLC(Æ) 288,474 3,811
General Dynamics Corp. 33,727 7,860
Gentex Corp. 87,218 2,574
Global Payments, Inc. 141,911 15,996
Honeywell International, Inc. 123,717 25,793
Illinois Tool Works, Inc. 1,831 432
Ingersoll Rand, Inc. 185,713 10,400
Johnson Controls International PLC(Æ) 20,895 1,454
Keysight Technologies, Inc.(Æ) 47,709 8,557
Kirby Corp.(Æ) 28,717 2,033
Knight-Swift Transportation Holdings, Inc.
(Æ) 29,855 1,764
L3Harris Technologies, Inc. 11,295 2,426
Lockheed Martin Corp. 1,670 774
Magna International, Inc. Class A 161,779 10,506
ManpowerGroup, Inc. 3,130 273
Mettler-Toledo International, Inc.(Æ) 16,183 24,807
Moody's Corp. 58,542 18,894
Norfolk Southern Corp. 42,340 10,408
Northrop Grumman Corp. 4,284 1,919
Old Dominion Freight Line, Inc. 40,433 13,474
Otis Worldwide Corp. 183,325 15,075
PACCAR Financial Corp. 40,169 4,391
Parker-Hannifin Corp. 9,867 3,217
PayPal Holdings, Inc.(Æ) 106,136 8,649
Pentair PLC 158,890 8,799
Regal Rexnord Corp. 24,390 3,395
S&P Global, Inc. 147,100 55,154
Southwest Airlines Co. 223,805 8,006
Stanley Black & Decker, Inc. 22,371 1,998
TE Connectivity, Ltd. 62,903 7,998
Teledyne Technologies, Inc.(Æ) 6,401 2,716
Textron, Inc. 261,296 19,035
TopBuild Corp.(Æ) 3,805 761
TransDigm Group, Inc. 1,634 1,173
Travel + Leisure Co.(Æ) 52,623 2,230
Union Pacific Corp. 75,193 15,354
United Airlines Holdings, Inc.(Æ) 126,950 6,215
United Parcel Service, Inc. Class B 92,556 17,144
United Rentals, Inc. 15,216 6,710
Vontier Corp. 741,366 17,074
Waste Management, Inc. 4,229 654
Westinghouse Air Brake Technologies Corp. 204,186 21,197
Zebra Technologies Corp. Class A(Æ) 47,122 14,899
596,890
Technology - 25.8%
Accenture PLC Class A 134,018 37,398
Adobe, Inc.(Æ) 73,000 27,035
Advanced Micro Devices, Inc.(Æ) 291,203 21,884
Akamai Technologies, Inc.(Æ) 72,445 6,444

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allegion PLC 17,438 2,050
Alphabet, Inc. Class A(Æ) 748,283 73,960
Alphabet, Inc. Class C(Æ) 1,209,020 120,745
Analog Devices, Inc. 80,023 13,722
Apple, Inc. 2,096,304 302,476
Applied Materials, Inc. 109,156 12,170
Arrow Electronics, Inc.(Æ) 23,399 2,749
ASML Holding NV 1,221 807
Autodesk, Inc.(Æ) 112,673 24,243
Booking Holdings, Inc.(Æ) 11,334 27,588
Broadcom, Inc. 42,023 24,584
CACI International, Inc. Class A(Æ) 4,386 1,351
Cisco Systems, Inc. 301,834 14,690
Cognizant Technology Solutions Corp.
Class A 98,928 6,603
Concentrix Corp. 9,290 1,317
Corning, Inc. 129,716 4,489
Corteva, Inc. 230,444 14,852
Dell Technologies, Inc. Class C 66,959 2,720
Electronic Arts, Inc. 51,566 6,635
F5, Inc.(Æ) 45,860 6,772
Fidelity National Information Services, Inc. 76,361 5,730
Fortinet, Inc.(Æ) 90,530 4,738
Frontier Communications Parent, Inc.(Æ) 166,299 4,924
Genpact, Ltd. 32,557 1,539
Guidewire Software, Inc.(Æ) 63,978 4,686
Hewlett Packard Enterprise Co. 299,494 4,831
HP, Inc.(Æ) 96,623 2,816
Intel Corp. 316,611 8,947
International Business Machines Corp. 8,601 1,159
Intuit, Inc. 111,134 46,973
IPG Photonics Corp.(Æ) 37,641 4,220
Jabil Circuit, Inc. 69,502 5,465
Juniper Networks, Inc. 338,750 10,942
KLA Corp. 5,800 2,276
Lam Research Corp. 32,265 16,136
Leidos Holdings, Inc. 84,341 8,336
Match Group, Inc.(Æ) 48,015 2,599
Meta Platforms, Inc. Class A(Æ) 713,869 106,345
Micron Technology, Inc. 342,055 20,626
Microsoft Corp. 1,325,566 328,488
Motorola Solutions, Inc. 72,772 18,703
MSCI, Inc. Class A 56,155 29,850
NVIDIA Corp. 208,533 40,741
NXP Semiconductors NV 102,428 18,878
Oracle Corp. 290,563 25,703
Palo Alto Networks, Inc.(Æ) 12,290 1,950
Qorvo, Inc.(Æ) 74,162 8,058
QUALCOMM, Inc. 54,875 7,310
Raytheon Technologies Corp.(Æ) 228,015 22,767
Salesforce, Inc.(Æ) 173,526 29,147
SAP SE - ADR 53,046 6,288
Seagate Technology Holdings PLC 20,125 1,364
Skyworks Solutions, Inc. 63,652 6,981
Synopsys, Inc.(Æ) 19,663 6,956
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 35,577 3,299
Teradyne, Inc. 192,627 19,590
Texas Instruments, Inc. 79,192 14,034
VeriSign, Inc.(Æ) 26,378 5,752
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VMware, Inc. Class A(Æ) 29,503 3,613
Workday, Inc. Class A(Æ) 172,473 31,292
1,651,336
Utilities - 4.8%
Ameren Corp. 103,886 9,025
American Electric Power Co., Inc. 26,048 2,448
AT&T, Inc. 1,106,088 22,531
CenterPoint Energy, Inc. 401,392 12,090
Cheniere Energy, Inc. 73,004 11,154
CMS Energy Corp. 37,178 2,349
ConocoPhillips Co. 494,226 60,231
Consolidated Edison, Inc. 89,657 8,545
Constellation Energy Corp. 24,576 2,098
DT Midstream, Inc. 88,740 4,851
DTE Energy Co. 6,566 764
Duke Energy Corp. 80,474 8,245
Edison International 60,788 4,188
Entergy Corp. 120,725 13,072
Exelon Corp. 347,748 14,672
FirstEnergy Corp. 283,393 11,605
NextEra Energy, Inc. 211,957 15,818
NiSource, Inc. 38,538 1,069
NRG Energy, Inc. 37,844 1,295
PG&E Corp.(Æ) 237,854 3,782
Public Service Enterprise Group, Inc. 14,344 888
Sempra Energy 14,900 2,389
Southern Co. (The) 159 11
T-Mobile USA, Inc.(Æ) 402,145 60,044
UGI Corp. 236,883 9,435
Verizon Communications, Inc. 386,700 16,075
Xcel Energy, Inc. 97,847 6,729
305,403
Total Common Stocks
(cost $3,667,139) 6,215,813
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 163,399,096
(∞)
163,367
Total Short-Term Investments
(cost $163,346) 163,367
Total Investments - 99.7%
(identified cost $3,830,485) 6,379,180
Other Assets and Liabilities,
Net - 0.3%
19,570
Net Assets - 100.0%
6,398,750

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Tax-Managed U.S. Large Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 844 USD 172,598 03/23 5,689
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5,689
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 905,077 $ — $ —
$ —
$ 905,077
Consumer Staples 319,965 — —
—
319,965
Energy 256,239 — —
—
256,239
Financial Services 994,327 — —
—
994,327
Health Care 947,858 — 10
—
947,868
Materials and Processing 238,708 — —
—
238,708
Producer Durables 596,890 — —
—
596,890
Technology 1,651,336 — —
—
1,651,336
Utilities 305,403 — —
—
305,403
Short-Term Investments — — — 163,367 163,367
Total Investments
6,215,803 — 10 163,367 6,379,180
Other Financial Instruments
Assets
Futures Contracts 5,689 — — — 5,689
Total Other Financial Instruments
*
$ 5,689 $ — $ — $ — $ 5,689
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.1%
Consumer Discretionary - 15.6%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 143
Abercrombie & Fitch Co. Class A(Æ) 21,379 619
Advance Auto Parts, Inc. 19,029 2,898
American Eagle Outfitters, Inc. 42,341 683
APi Group Corp.(Æ) 227,395 5,057
Atkore, Inc.(Æ) 11,750 1,530
Bassett Furniture Industries, Inc. 22,456 435
Bath & Body Works, Inc.(Æ) 78,484 3,611
Beacon Roofing Supply, Inc.(Æ) 9,638 548
Beazer Homes USA, Inc.(Æ) 95,478 1,563
BJ's Restaurants, Inc.(Æ) 11,885 375
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 735
Bloomin' Brands, Inc. 149,667 3,629
Bluegreen Vacations Holding Corp. 18,363 596
Boot Barn Holdings, Inc.(Æ) 38,521 3,216
BorgWarner, Inc. 63,783 3,016
Boyd Gaming Corp. 15,720 980
Brinker International, Inc.(Æ) 19,584 773
Brunswick Corp. 43,454 3,665
Burlington Stores, Inc.(Æ) 4,309 990
Cable One, Inc. 3,250 2,567
Caleres, Inc. 34,500 898
Capri Holdings, Ltd.(Æ) 22,242 1,479
Carter's, Inc. 8,753 730
Cavco Industries, Inc.(Æ) 7,031 1,871
Century Casinos, Inc.(Æ) 39,565 349
Century Communities, Inc. 18,164 1,112
Cheesecake Factory, Inc. (The)(Ñ) 22,697 891
Chegg, Inc.(Æ) 53,857 1,118
Churchill Downs, Inc. 15,349 3,808
Chuy's Holdings, Inc.(Æ) 43,568 1,491
Citi Trends, Inc.(Æ) 47,666 1,501
Conn's, Inc.(Æ) 29,533 278
Container Store Group, Inc. (The)(Æ) 58,500 305
Dana Holding Corp. 131,824 2,391
Darden Restaurants, Inc. 13,243 1,960
Dave & Buster's Entertainment, Inc.(Æ) 58,054 2,517
Deckers Outdoor Corp.(Æ) 9,224 3,943
Delta Apparel, Inc.(Æ) 5,436 63
Dick's Sporting Goods, Inc. 29,191 3,817
Dine Brands Global, Inc. 18,914 1,462
Domino's Pizza, Inc. 7,114 2,511
Driven Brands, Inc.(Æ) 58,003 1,693
Ethan Allen Interiors, Inc. 16,761 482
FactSet Research Systems, Inc. 4,286 1,813
FirstCash Holdings, Inc. 9,286 856
Five Below, Inc.(Æ) 43,434 8,562
Floor & Decor Holdings, Inc. Class A(Æ) 23,430 2,127
Genesco, Inc.(Æ) 8,688 420
Gentherm, Inc.(Æ) 38,134 2,838
G-III Apparel Group, Ltd.(Æ) 69,083 1,169
GMS, Inc.(Æ) 8,715 517
Grand Canyon Education, Inc.(Æ) 15,870 1,850
Green Brick Partners, Inc.(Æ) 28,092 876
Group 1 Automotive, Inc. 2,622 561
Harley-Davidson, Inc. 19,170 882
Hasbro, Inc. 12,691 751
Hillenbrand, Inc. 17,769 833
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hilton Grand Vacations, Inc.(Æ) 14,163 671
Hooker Furniture Corp. 9,225 194
IAC/InterActiveCorp.(Æ) 71,788 4,056
Instructure Holdings, Inc.(Æ)(Ñ) 68,434 1,850
Inter Parfums, Inc. 12,711 1,503
International Game Technology PLC 47,959 1,269
Interpublic Group of Cos., Inc. (The) 14,186 517
John Wiley & Sons, Inc. Class A 49,906 2,286
Kohl's Corp. 73,160 2,368
Kontoor Brands, Inc. 40,545 1,936
Kura Sushi USA, Inc. Class A(Æ) 15,144 941
Laureate Education, Inc. Class A 15,582 171
Lear Corp. 31,290 4,561
Lee Enterprises, Inc.(Æ) 16,164 368
Leslie's, Inc.(Æ) 53,220 824
Levi Strauss & Co. Class A 153,099 2,817
LGI Homes, Inc.(Æ) 2,560 291
Liberty Braves Group Class C(Æ) 35,108 1,218
Liberty Media Corp.-Liberty Braves Class
A(Æ) 6,510 229
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 8,077 572
Liberty SiriusXM Group Class C(Æ) 69,436 2,798
Light & Wonder, Inc. Class A(Æ) 24,104 1,573
Lions Gate Entertainment Corp. Class B(Æ) 136,255 1,038
Lithia Motors, Inc. Class A 19,481 5,127
Madison Square Garden Entertainment
Corp.(Æ) 7,078 370
Malibu Boats, Inc. Class A(Æ) 16,415 995
MarineMax, Inc.(Æ) 10,543 329
Marriott Vacations Worldwide Corp. 7,760 1,242
Meritage Homes Corp. 5,627 606
Mister Car Wash, Inc.(Æ)(Ñ) 146,564 1,505
Monro Muffler Brake, Inc. 71,793 3,654
Newell Rubbermaid, Inc. 356,918 5,696
News Corp. Class A 14,212 288
Nexstar Media Group, Inc. Class A 56,476 11,565
Nu Skin Enterprises, Inc. Class A 20,503 879
nVent Electric PLC 34,460 1,370
NVR, Inc.(Æ) 153 806
ODP Corp. (The)(Æ) 8,873 458
Olaplex Holdings, Inc.(Æ) 390,836 2,466
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,124
OneSpaWorld Holdings, Ltd.(Æ) 33,234 349
OptimizeRx Corp.(Æ) 65,649 1,178
Patrick Industries, Inc. 7,858 558
Penn National Gaming, Inc.(Æ) 25,014 887
PulteGroup, Inc. 22,204 1,263
PVH Corp. 26,694 2,400
QuinStreet, Inc.(Æ) 58,446 896
Ralph Lauren Corp. Class A 3,606 447
RCI Hospitality Holdings, Inc. 22,182 2,014
Restoration Hardware(Æ) 4,619 1,441
Revolve Group, Inc.(Æ) 158,661 4,528
Rush Enterprises, Inc. Class A 47,322 2,546
Scholastic Corp. 79,774 3,529
Service Corp. International 12,051 894
Shoe Carnival, Inc. 13,128 359
Signet Jewelers, Ltd. 22,099 1,697
Skechers USA, Inc. Class A(Æ) 27,104 1,305

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Strategic Eduation, Inc.(Æ) 8,382 782
Taylor Morrison Home Corp. Class A(Æ) 20,519 735
TEGNA, Inc. 6,655 133
Tempur Sealy International, Inc. 7,701 314
Texas Roadhouse, Inc. Class A 9,894 994
Tile Shop Holdings, Inc.(Æ) 37,889 189
Toll Brothers, Inc. 10,396 618
Topgolf Callaway Brands Corp.(Æ) 14,281 350
Tractor Supply Co. 212 48
Transcat, Inc.(Æ) 5,568 465
Travelzoo, Inc.(Æ) 20,874 111
Tri Pointe Homes, Inc.(Æ) 33,493 740
Tupperware Brands Corp.(Æ) 35,839 159
Urban Outfitters, Inc.(Æ) 43,349 1,187
Victoria's Secret & Co.(Æ) 85,826 3,618
Wabash National Corp. 27,235 702
Warby Parker, Inc. Class A(Æ)(Ñ) 156,728 2,531
Weyco Group, Inc. 19,152 521
Willis Lease Finance Corp.(Æ) 10,710 621
Wingstop, Inc. 43,098 6,830
Wolverine World Wide, Inc. 168,749 2,722
Wyndham Hotels & Resorts, Inc. 11,079 859
YETI Holdings, Inc.(Æ) 55,837 2,499
Ziff Davis, Inc.(Æ) 75,706 6,774
232,678
Consumer Staples - 2.2%
Aramark Services, Inc. 5,768 257
BellRing Brands, Inc.(Æ) 21,651 614
Casey's General Stores, Inc. 17,980 4,242
Celsius Holdings, Inc.(Æ) 15,166 1,521
Energizer Holdings, Inc. - GDR(Æ) 72,612 3,112
Fresh Market, Inc. (The)(Æ)(Š) 6,300 —
Hain Celestial Group, Inc. (The)(Æ) 8,981 184
Healthcare Services Group, Inc. 107,119 1,443
Helen of Troy, Ltd.(Æ) 11,925 1,349
Ingredion, Inc. 16,720 1,719
J&J Snack Foods Corp. 21,630 3,100
Lancaster Colony Corp. 5,277 1,013
Limoneira Co. 28,521 375
MGP Ingredients, Inc. 5,280 515
Natural Grocers by Vitamin Cottage, Inc. 11,527 114
Nomad Foods, Ltd.(Æ) 124,431 2,214
Performance Food Group Co.(Æ) 5,696 349
Pilgrim's Pride Corp.(Æ) 57,405 1,394
Post Holdings, Inc.(Æ) 5,407 513
Primo Water Corp. 85,506 1,338
SpartanNash Co. 12,657 401
Spectrum Brands Holdings, Inc. 72,037 4,890
Sprouts Farmers Market, Inc.(Æ) 16,574 530
United Natural Foods, Inc.(Æ) 10,455 435
US Foods Holding Corp.(Æ) 30,267 1,154
Weis Markets, Inc. 6,526 563
33,339
Energy - 4.0%
Antero Resources Corp.(Æ) 104,489 3,013
Array Technologies, Inc.(Æ) 18,693 415
Berry Petroleum Corp. 66,534 612
Cabot Oil & Gas Corp. 128,828 3,225
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ChampionX Corp. 203,182 6,709
Civitas Resources, Inc. 27,056 1,801
CONSOL Energy, Inc. 7,881 456
Delek US Holdings, Inc. 30,789 824
Diamondback Energy, Inc. 20,626 3,014
EQT Corp. 17,282 565
First Solar, Inc.(Æ) 20,384 3,620
Helix Energy Solutions Group, Inc.(Æ) 93,645 743
HF Sinclair Corp. 28,296 1,610
Hostess Brands, Inc. Class A(Æ) 120,309 2,783
Liberty Energy, Inc. Class A 80,925 1,281
Magnolia Oil & Gas Corp.(Æ) 117,244 2,768
Marathon Oil Corp. 98,651 2,710
Matador Resources Co. 38,825 2,569
Nabors Industries, Inc.(Æ) 4,107 729
NexTier Oilfield Solutions, Inc.(Æ) 40,359 380
NOV, Inc.(Æ) 196,832 4,811
Oil States International, Inc.(Æ) 131,628 1,127
Par Pacific Holdings, Inc.(Æ) 27,103 724
Patterson-UTI Energy, Inc. 101,189 1,700
Pioneer Natural Resources Co. 10,477 2,413
ProPetro Holding Corp.(Æ) 102,713 1,022
Sitio Royalties Corp. Class A(Ñ) 3,071 82
Smart Sand, Inc.(Æ) 135,660 245
Solaris Oilfield Infrastructure, Inc. Class A 225,513 2,388
Southwestern Energy Co.(Æ) 190,263 1,050
Sunrun, Inc.(Æ) 66,174 1,739
US Silica Holdings, Inc.(Æ) 104,840 1,283
W&T Offshore, Inc.(Æ) 200,286 1,246
59,657
Financial Services - 18.9%
Affiliated Managers Group, Inc. 11,012 1,902
Air Lease Corp. Class A 36,453 1,639
Ally Financial, Inc. 10,955 356
Alpine Income Property Trust, Inc.(ö) 132,216 2,710
Amalgamated Financial Corp. 1,523 35
Ambac Financial Group, Inc.(Æ) 104,566 1,742
American Equity Investment Life Holding
Co. 80,474 3,835
American Realty Investors, Inc.(Æ)(Ñ) 32,373 887
Americold Realty Trust, Inc.(ö) 64,292 2,019
Ameris Bancorp 8,680 409
Anywhere Real Estate, Inc.(Æ) 168,614 1,430
Apartment Investment and Management
Co.(Æ) 9,073 68
Apple Hospitality REIT, Inc.(ö) 26,356 467
Ashford Hospitality Trust, Inc.(Æ) 305,197 2,103
Associated Banc-Corp. 22,183 497
Assurant, Inc. 8,317 1,103
Assured Guaranty, Ltd. 7,127 446
Atlantic Union Bankshares Corp.(Æ) 941 36
Axis Capital Holdings, Ltd. 5,244 328
Axos Financial, Inc.(Æ) 27,920 1,344
Banc of California, Inc. 19,127 333
Bancorp, Inc. (The)(Æ) 29,842 1,013
Bank of NT Butterfield & Son, Ltd. (The) 5,091 163
Bank OZK 39,979 1,826
Bank7 Corp. 9,950 274
BankUnited, Inc. 59,341 2,234

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Banner Corp. 10,529 683
BBX Capital, Inc.(Æ) 5,993 55
BGC Partners, Inc. Class A 615,040 2,675
Bridgewater Bancshares, Inc.(Æ) 79,930 1,244
Brighthouse Financial, Inc.(Æ) 24,054 1,354
Business First Bancshares, Inc. 3,425 71
Byline Bancorp, Inc. 15,021 373
Cadence Bank 57,103 1,461
Cannae Holdings, Inc.(Æ) 173,679 4,245
Capstar Financial Holdings, Inc. 24,280 423
Carter Bankshares, Inc.(Æ) 53,078 882
CBL & Associates HoldCo II LLC(ö) 22,129 590
Central Valley Community Bancorp 9,015 224
Chatham Lodging Trust(ö) 157,564 2,239
Civista Bancshares, Inc. 40,339 875
CNO Financial Group, Inc. 65,539 1,688
Coastal Financial Corp.(Æ) 1,026 47
Cohen & Steers, Inc. 38,243 2,810
Columbia Banking System, Inc. 169,878 5,251
Columbia Financial, Inc.(Æ) 109,848 2,180
Community Bank System, Inc. 28,319 1,634
Community Healthcare Trust, Inc.(ö) 103,467 4,437
ConnectOne Bancorp, Inc. 777 18
Consumer Portfolio Services, Inc.(Æ)(Ñ) 111,391 1,119
Cousins Properties, Inc.(ö) 103,436 2,836
Cowen Group, Inc. Class A 29,046 1,129
CTO Realty Growth, Inc.(ö) 49,986 982
Customers Bancorp, Inc.(Æ) 107,402 3,262
CVB Financial Corp. 10,947 265
DiamondRock Hospitality Co.(ö) 186,557 1,797
Discover Financial Services 20,475 2,390
Eagle Bancorp, Inc. 1,550 74
Easterly Government Properties, Inc.(ö) 201,862 3,278
Enova International, Inc.(Æ) 30,176 1,378
Enterprise Financial Services Corp. 11,883 634
Equity Bancshares, Inc. Class A 24,876 743
Equity Commonwealth(ö) 13,848 353
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 210
Erie Indemnity Co. Class A 4,852 1,186
Everest Re Group, Ltd. 318 111
eXp World Holdings, Inc.(Ñ) 129,604 2,021
F&G Annuities & Life, Inc. 75,968 1,630
FB Financial Corp. 10,199 383
Federal Agricultural Mortgage Corp. Class
C 14,345 1,907
First American Financial Corp. 35,493 2,196
First BanCorp 106,817 1,437
First Bank 42,747 578
First Citizens BancShares, Inc. Class A 372 289
First Commonwealth Financial Corp. 59,331 873
First Horizon National Corp. 63,691 1,575
First Industrial Realty Trust, Inc.(ö) 65,479 3,493
First Merchants Corp. 98,251 4,189
First Mid Bancshares, Inc. 5,437 175
First Northwest Bancorp 3,754 57
First Savings Financial Group, Inc. 10,944 218
First United Corp. 12,236 238
FirstService Corp. 4,379 626
Flushing Financial Corp. 2,072 40
FNB Corp. 90,478 1,291
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FS Bancorp, Inc. 4,666 168
FVC Bankcorp, Inc.(Æ) 13,526 232
Gaming and Leisure Properties, Inc.(ö) 131,722 7,055
Genworth Financial, Inc. Class A(Æ) 108,399 598
Glacier Bancorp, Inc. 42,055 1,917
Globe Life, Inc.(Æ) 2,949 356
Goosehead Insurance, Inc. Class A(Æ) 48,709 1,902
Granite Point Mortgage Trust, Inc.(ö) 4,327 29
Grid Dynamics Holdings, Inc.(Æ) 42,010 526
GXO Logistics, Inc.(Æ) 47,805 2,502
Hamilton Lane, Inc. Class A 64,998 5,061
Hancock Holding Co. 7,862 405
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 71,120 2,625
Hanover Insurance Group, Inc. (The) 23,918 3,219
HBT Financial, Inc. 7,531 158
Hersha Hospitality Trust Class A(ö) 98,520 906
Home Bancorp, Inc. 5,126 197
Home BancShares, Inc. 40,342 963
Host Hotels & Resorts, Inc.(ö) 55,494 1,046
Houlihan Lokey, Inc. Class A 63,670 6,308
Howard Hughes Corp. (The)(Æ) 40,392 3,453
Huntington Bancshares, Inc. 1 —
Independence Realty Trust, Inc.(ö) 83,920 1,580
Independent Bank Corp. 2,361 52
Independent Bank Group, Inc. 20,643 1,265
Indus Realty Trust, Inc.(ö) 24,732 1,585
iStar, Inc.(ö) 15,472 144
Jackson Financial, Inc. Class A 106,505 4,690
JBG Smith Properties(ö) 35,733 720
Jefferies Financial Group, Inc.(Æ) 4,646 182
Jones Lang LaSalle, Inc.(Æ) 13,818 2,555
Kennedy-Wilson, Inc. 26,893 481
KeyCorp. 15,209 292
Lamar Advertising Co. Class A(ö) 5,068 540
Life Storage, Inc.(Æ)(ö) 10,979 1,186
Live Oak Bancshares, Inc. 8,927 306
LPL Financial Holdings, Inc. 4,608 1,093
MainStreet Bancshares, Inc. 23,568 676
MBIA, Inc.(Æ) 98,945 1,287
Medical Properties Trust, Inc.(Ñ)(ö) 179,987 2,331
Merchants Bancorp 3,705 107
Meridian Corp. 17,341 552
Meta Financial Group, Inc. 26,244 1,302
Metropolitan Bank Holding Corp.(Æ) 1,728 103
MGIC Investment Corp. 87,321 1,233
Mid-America Apartment Communities, Inc.
(ö) 12,595 2,100
Mr. Cooper Group, Inc.(Æ) 28,418 1,307
National Retail Properties, Inc.(ö) 26,334 1,247
NETSTREIT Corp.(ö) 143,450 2,888
Newmark Group, Inc. Class A 246,622 2,114
NexPoint Residential Trust, Inc.(ö) 50,376 2,544
NMI Holdings, Inc. Class A(Æ) 74,383 1,728
Northrim BanCorp, Inc. 8,506 455
OFG Bancorp 134,940 3,820
Old National Bancorp 123,786 2,166
Old Second Bancorp, Inc. 88,864 1,510
Oppenheimer Holdings, Inc. Class A 754 36
Origin Bancorp, Inc. 14,077 528

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 109,220 2,173
Pacific Premier Bancorp, Inc. 51,668 1,671
PacWest Bancorp 168,868 4,671
Park Hotels & Resorts, Inc.(ö) 44,914 661
Peapack-Gladstone Financial Corp. 18,179 674
PennyMac Financial Services, Inc. 4,710 318
Perella Weinberg Partners 134,974 1,383
Popular, Inc. 31,311 2,149
Postal Realty Trust, Inc. Class A(Ñ)(ö) 25,902 400
Potlatch Corp.(ö) 48,557 2,377
Preferred Bank 5,110 363
Primerica, Inc. 8,016 1,297
Progyny, Inc.(Æ) 76,151 2,619
Prologis, LP(ö) 6,714 868
Radian Group, Inc. 51,019 1,128
Raymond James Financial, Inc. 29,860 3,367
Reinsurance Group of America, Inc. Class A 9,671 1,468
Ryman Hospitality Properties, Inc.(ö) 30,618 2,844
Safehold, Inc.(Æ) 1,184 41
Sandy Spring Bancorp, Inc. 32,460 1,097
Security National Financial Corp. Class
A(Æ) 8,752 63
Selective Insurance Group, Inc. 41,173 3,911
Seritage Growth Properties(Æ)(Ñ)(ö) 4,923 60
Signature Bank 14,308 1,845
Simmons First National Corp. Class A 39,362 878
SLM Corp. 75,562 1,328
SmartFinancial, Inc. 15,375 415
South Plains Financial, Inc. 7,492 211
Southern First Bancshares, Inc.(Æ) 29,615 1,246
Southern Missouri Bancorp, Inc. 21,197 1,026
SouthState Corp. 14,455 1,151
St. Joe Co. (The) 28,774 1,355
STAG Industrial, Inc.(ö) 132,210 4,707
Starwood Property Trust, Inc.(ö) 117,161 2,447
Stewart Information Services Corp. 59,704 2,852
StoneX Group, Inc.(Æ) 4,789 421
Summit Financial Group, Inc. 24,989 648
Sun Communities, Inc.(ö) 13,480 2,114
SVB Financial Group(Æ) 12,013 3,633
Synovus Financial Corp. 33,737 1,415
Terreno Realty Corp.(ö) 33,556 2,162
Texas Capital Bancshares, Inc.(Æ) 28,980 1,915
Timberland Bancorp, Inc. 5,107 170
Tradeweb Markets, Inc. Class A 29,376 2,190
Triumph Bancorp, Inc. 6,648 370
UMB Financial Corp. 6,975 629
United Community Banks, Inc. 20,570 669
Unity Bancorp, Inc. 13,427 355
Unum Group 41,015 1,724
Veritex Holdings, Inc. 21,695 611
Virtus Investment Partners, Inc. 1,898 408
Vitesse Energy, Inc. 546 9
Voya Financial, Inc. 70,855 4,944
Walker & Dunlop, Inc. 11,753 1,121
Webster Financial Corp. 50,085 2,637
Western Alliance Bancorp 19,972 1,505
World Acceptance Corp.(Æ)(Ñ) 846 81
WR Berkley Corp. 8,619 605
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WSFS Financial Corp. 8,031 388
281,740
Health Care - 12.8%
AbCellera Biologics, Inc.(Æ) 40,273 424
Acadia Healthcare Co., Inc.(Æ) 5,395 453
Addus HomeCare Corp.(Æ) 25,261 2,716
Adicet Bio, Inc.(Æ) 11,858 109
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 11,664 3,146
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 664
ALX Oncology Holdings, Inc.(Æ) 5,487 51
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 446
ANI Pharmaceuticals, Inc.(Æ) 865 39
Apellis Pharmaceuticals, Inc.(Æ) 7,288 384
Arcellx, Inc.(Æ) 16,728 559
Argenx SE - ADR(Æ) 9,265 3,542
Arrowhead Pharmaceuticals, Inc.(Æ) 118,760 4,155
Ascendis Pharma A/S - ADR(Æ) 24,254 3,009
Avid Bioservices, Inc.(Æ) 21,940 347
Azenta, Inc.(Æ) 37,622 2,103
Beam Therapeutics, Inc.(Æ) 14,730 640
Biohaven, Ltd.(Æ) 27,839 531
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,056
Cassava Sciences, Inc.(Æ)(Ñ) 7,295 204
Catalyst Pharmaceuticals, Inc.(Æ) 250,205 3,876
Centene Corp.(Æ) 21,783 1,661
Certara, Inc.(Æ) 57,153 1,109
Charles River Laboratories International,
Inc.(Æ) 14,094 3,428
Chemed Corp. 4,876 2,463
Chinook Therapeutics, Inc.(Æ) 15,391 389
Collegium Pharmaceutical, Inc.(Æ) 30,674 861
Consensus Cloud Solutions, Inc.(Æ) 81,474 4,788
Cooper Cos., Inc. (The) 2,058 718
CorVel Corp.(Æ) 14,173 2,525
Cytokinetics, Inc.(Æ) 88,822 3,773
Denali Therapeutics, Inc.(Æ) 42,062 1,273
Dentsply Sirona, Inc. 105,161 3,873
DexCom, Inc.(Æ) 9,320 998
Doximity, Inc. Class A(Æ)(Ñ) 54,567 1,925
Encompass Health Corp.(Æ) 84,369 5,269
Enhabit, Inc.(Æ) 204,162 3,136
Ensign Group, Inc. (The) 29,828 2,781
Envista Holdings Corp.(Æ) 44,046 1,717
Evolus, Inc.(Æ) 98,363 1,022
Exact Sciences Corp.(Æ) 8,202 554
F-Star Therapeutics, Inc.(Æ) 43,183 177
Globus Medical, Inc. Class A(Æ) 6,568 496
Haemonetics Corp.(Æ) 20,950 1,772
Halozyme Therapeutics, Inc.(Æ) 52,851 2,736
Harmony Biosciences Holdings, Inc.(Æ) 8,241 397
Henry Schein, Inc.(Æ) 36,488 3,143
Horizon Therapeutics PLC(Æ) 24,512 2,689
Icon PLC(Æ) 18,708 4,316
Inhibrx, Inc.(Æ) 154,350 3,859
Inspire Medical Systems, Inc.(Æ) 1,435 363
Integra LifeSciences Holdings Corp.(Æ) 42,488 2,435
Intellia Therapeutics, Inc.(Æ) 3,511 149
Ionis Pharmaceuticals, Inc.(Æ) 7,245 289

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jazz Pharmaceuticals PLC(Æ) 9,553 1,497
Keros Therapeutics, Inc.(Æ) 19,978 1,170
Kura Oncology, Inc.(Æ) 54,611 755
Kymera Therapeutics, Inc.(Æ) 19,845 742
Legend Biotech Corp. - ADR(Æ) 22,330 1,128
LeMaitre Vascular, Inc. 64,776 3,056
Lexicon Pharmaceuticals, Inc.(Æ) 119,421 268
LHC Group, Inc.(Æ) 20,399 3,235
Ligand Pharmaceuticals, Inc. Class B(Æ) 13,933 971
Liquidia Corp.(Æ) 178,929 1,181
LivaNova PLC(Æ) 32,543 1,829
Medpace Holdings, Inc.(Æ) 7,207 1,593
MeiraGTx Holdings PLC(Æ) 106,168 888
Moderna, Inc.(Æ) 1,559 274
ModivCare, Inc.(Æ) 12,483 1,339
Molina Healthcare, Inc.(Æ) 4,848 1,512
Neurocrine Biosciences, Inc.(Æ) 11,985 1,329
Novocure, Ltd.(Æ) 6,392 583
OmniAb, Inc.(Æ) 6,832 —
Omnicell, Inc.(Æ) 41,185 2,285
Organon & Co. 63,602 1,916
Pennant Group, Inc. (The)(Æ) 76,931 995
Penumbra, Inc.(Æ) 2,287 573
Perrigo Co. PLC 136,428 5,105
Phreesia, Inc.(Æ) 23,138 867
Pliant Therapeutics, Inc.(Æ) 144,639 5,068
Prestige Brands Holdings, Inc.(Æ) 7,856 517
Prometheus Biosciences, Inc.(Æ) 19,527 2,219
Protagonist Therapeutics, Inc.(Æ) 64,838 862
Provention Bio, Inc.(Æ)(Ñ) 67,333 583
PTC Therapeutics, Inc.(Æ) 59,554 2,733
Quest Diagnostics, Inc. 7,338 1,090
QuidelOrtho Corp.(Æ) 14,831 1,270
Recursion Pharmaceuticals, Inc. Class A(Æ) 61,080 509
Repligen Corp.(Æ) 14,183 2,628
ResMed, Inc. 5,478 1,251
Rocket Pharmaceuticals, Inc.(Æ) 202,965 4,410
Sarepta Therapeutics, Inc.(Æ) 13,002 1,625
Schrodinger, Inc.(Æ) 9,080 220
Seagen, Inc.(Æ) 4,553 635
Smith & Nephew PLC - ADR(Ñ) 126,591 3,519
SpringWorks Therapeutics, Inc.(Æ) 47,432 1,489
STERIS PLC 18,770 3,876
Supernus Pharmaceuticals, Inc.(Æ) 35,330 1,449
Ultragenyx Pharmaceutical, Inc.(Æ) 14,291 648
United Therapeutics Corp.(Æ) 6,527 1,718
Universal Health Services, Inc. Class B 4,646 689
US Physical Therapy, Inc. 22,949 2,275
Utah Medical Products, Inc. 12,090 1,114
Veeva Systems, Inc. Class A(Æ) 6,119 1,044
Ventyx Biosciences, Inc.(Æ) 33,032 1,387
Vericel Corp.(Æ) 66,462 1,826
Viridian Therapeutics, Inc.(Æ) 28,962 1,058
West Pharmaceutical Services, Inc. 14,698 3,904
Xencor, Inc.(Æ) 55,586 1,830
Xenon Pharmaceuticals, Inc.(Æ) 30,496 1,192
ZAGG, Inc.(Æ)(Š) 48,332 4
Zai Lab, Ltd. - ADR(Æ) 28,104 1,184
Zentalis Pharmaceuticals, Inc.(Æ) 43,331 1,023
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zinvie, Inc.(Æ) 296,853 2,912
190,390
Materials and Processing - 11.2%
AAON, Inc. 11,226 857
Acuity Brands, Inc. 2,856 538
AdvanSix, Inc. 27,650 1,196
Albemarle Corp. 4,631 1,303
Alcoa Corp. 41,796 2,183
American Woodmark Corp.(Æ) 1,049 60
Arconic Corp.(Æ) 33,412 786
Ashland Global Holdings, Inc. 40,024 4,373
Avient Corp.(Æ) 70,152 2,843
Axalta Coating Systems, Ltd.(Æ) 125,569 3,780
Balchem Corp. 20,807 2,718
Ball Corp. 99,799 5,812
Belden, Inc. 5,651 458
Builders FirstSource, Inc.(Æ) 34,934 2,784
Celanese Corp. Class A 17,855 2,200
Century Aluminum Co.(Æ) 130,391 1,466
CF Industries Holdings, Inc. 5,180 439
Cleveland-Cliffs, Inc.(Æ) 46,373 990
Commercial Metals Co. 77,975 4,232
Crown Holdings, Inc. 12,014 1,059
Eagle Materials, Inc. 17,343 2,533
Element Solutions, Inc.(Æ) 274,023 5,612
Fabrinet(Æ) 5,341 703
FMC Corp. 25,966 3,457
Fortitude Gold Corp. 63,468 406
Fortune Brands Home & Security, Inc. 41,272 2,662
HB Fuller Co. 3,985 275
Huntsman Corp. 21,662 686
IAA, Inc.(Æ) 84,586 3,530
Ingevity Corp.(Æ) 32,617 2,689
Innospec, Inc. 4,161 470
Intrepid Potash, Inc.(Æ) 31,546 1,033
ITT, Inc. 53,321 4,884
Kaiser Aluminum Corp. 35,370 3,096
KAR Auction Services, Inc.(Æ) 124,744 1,816
Koppers Holdings, Inc. 14,523 503
Lawson Products, Inc.(Æ) 26,579 1,098
Lennox International, Inc. 28,446 7,414
LKQ Corp. 42,380 2,499
Masco Corp. 24,332 1,294
Masterbrand, Inc.(Æ) 473,820 4,359
MDU Resources Group, Inc. 127,047 3,927
Minerals Technologies, Inc. 16,922 1,175
Modine Manufacturing Co.(Æ) 216,222 5,166
Mohawk Industries, Inc.(Æ) 9,141 1,097
Mosaic Co. (The) 19,048 944
MRC Global, Inc.(Æ) 31,956 435
NL Industries, Inc. 39,297 277
Olin Corp. 23,277 1,503
Olympic Steel, Inc. 22,978 1,017
Orion Engineered Carbons SA 36,558 768
Osisko Gold Royalties, Ltd.(Ñ) 199,369 2,668
Owens Corning 10,132 979
Packaging Corp. of America 4,726 674
PGT Innovations, Inc.(Æ) 32,596 707
Pool Corp. 12,749 4,916

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quaker Chemical Corp. 6,825 1,344
Reliance Steel & Aluminum Co. 4,945 1,125
Rentokil Initial PLC - ADR 6,900 210
Resideo Technologies, Inc.(Æ) 70,005 1,346
Rogers Corp.(Æ) 9,562 1,335
Royal Gold, Inc. 15,751 2,001
RPM International, Inc. 6,601 594
ScanSource, Inc.(Æ) 29,454 970
Schweitzer-Mauduit International, Inc. 198,039 5,458
Sealed Air Corp. 10,109 554
Sensient Technologies Corp. 7,655 579
Silgan Holdings, Inc. 147,317 7,939
SiteOne Landscape Supply, Inc.(Æ) 13,147 1,992
Sonoco Products Co. 3,919 240
SPX Technologies, Inc.(Æ) 51,202 3,841
Steel Dynamics, Inc. 20,453 2,467
Sylvamo Corp. 51,888 2,466
Timken Co. (The) 7,696 634
TimkenSteel Corp.(Æ) 46,743 919
Trex Co., Inc.(Æ) 34,500 1,819
UFP Industries, Inc.(Æ) 24,770 2,317
United States Steel Corp. 41,621 1,186
Valhi, Inc. 11,513 297
Valmont Industries, Inc. 2,427 800
Valvoline, Inc. 46,246 1,695
Vulcan Materials Co. 12,507 2,293
Watsco, Inc. 4,901 1,408
Westlake Chemical Corp. 6,173 758
Worthington Industries, Inc. 9,630 548
166,484
Producer Durables - 16.4%
AAR Corp.(Æ) 11,205 576
ABM Industries, Inc. 6,503 305
AECOM 40,397 3,525
Alamo Group, Inc. 5,697 891
Alarm.com Holdings, Inc.(Æ) 48,706 2,611
Allison Transmission Holdings, Inc. Class A 13,732 619
Alta Equipment Group, Inc.(Æ) 66,347 1,125
Altra Industrial Motion Corp. 10,334 631
AMN Healthcare Services, Inc.(Æ) 53,801 5,156
AO Smith Corp. 30,548 2,068
Applied Industrial Technologies, Inc. 4,001 573
ArcBest Corp. 31,195 2,603
Arcosa, Inc. 45,271 2,683
Ardmore Shipping Corp. 47,695 699
Arhaus, Inc.(Æ)(Ñ) 149,262 2,112
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 2,271
Avery Dennison Corp. 4,784 906
Badger Meter, Inc. 12,047 1,396
Barnes Group, Inc. 45,629 2,020
Booz Allen Hamilton Holding Corp. Class A 17,034 1,612
Brady Corp. Class A 44,653 2,388
Brink's Co. (The) 1,241 81
Brookfield Infrastructure Corp. Class A 18,398 814
BWX Technologies, Inc.(Æ) 97,787 5,951
Carlisle Cos., Inc. 3,317 832
Chart Industries, Inc.(Æ) 6,668 893
CIRCOR International, Inc.(Æ) 14,895 412
CNH Industrial NV 227,792 4,036
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Comfort Systems USA, Inc. 8,542 1,034
Construction Partners, Inc. Class A(Æ) 59,402 1,680
Costamare, Inc. 25,127 255
CoStar Group, Inc.(Æ) 30,654 2,388
Darling Ingredients, Inc.(Æ) 12,608 836
Deluxe Corp. 75,212 1,503
Donaldson Co., Inc. 16,407 1,023
Dorian LPG, Ltd. 46,650 926
Dorman Products, Inc.(Æ) 17,410 1,690
Ducommun, Inc.(Æ) 5,071 293
DXP Enterprises, Inc.(Æ) 10,162 308
Dycom Industries, Inc.(Æ) 11,879 1,133
Eagle Bulk Shipping, Inc. 714 41
Encore Wire Corp. 5,691 919
EnerSys 62,739 5,209
EnPro Industries, Inc. 10,599 1,283
Esab Corp. 53,970 3,120
ESCO Technologies, Inc. 24,586 2,420
Euronet Worldwide, Inc.(Æ) 58,838 6,630
ExlService Holdings, Inc.(Æ) 6,892 1,176
Exponent, Inc. 10,275 1,054
Flowserve Corp. 181,505 6,247
Fluor Corp.(Æ) 37,800 1,389
Forward Air Corp. 3,832 413
Fox Factory Holding Corp.(Æ) 54,138 6,393
Franklin Electric Co., Inc. 24,410 2,204
FTI Consulting, Inc.(Æ) 7,468 1,191
Gartner, Inc.(Æ) 3,010 1,018
Gentex Corp. 12,980 383
GFL Environmental, Inc. 66,178 2,042
Gorman-Rupp Co. (The) 25,290 727
Graco, Inc. 4,371 299
Granite Construction, Inc. 19,483 830
H&E Equipment Services, Inc. 20,683 1,053
H&R Block, Inc. 5,376 210
Hawaiian Holdings, Inc.(Æ) 80,115 987
HealthEquity, Inc.(Æ) 4,499 274
HEICO Corp. 16,303 2,787
Hertz Global Holdings, Inc.(Æ) 79,506 2,440
Hexcel Corp. 8,499 600
Hillman Solutions Corp.(Æ) 165,681 1,591
Howmet Aerospace, Inc. 66,445 2,704
Huntington Ingalls Industries, Inc. 3,147 694
Information Services Group, Inc. 66,571 349
Insperity, Inc. 11,342 1,254
International Seaways, Inc. 1 —
Jacobs Solutions, Inc. 8,389 1,036
John Bean Technologies Corp. 4,917 549
Kaman Corp. Class A 47,300 1,193
Keysight Technologies, Inc.(Æ) 14,446 2,591
Kimball International, Inc. Class B 219,335 1,623
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 557
Lamb Weston Holdings, Inc. 38,820 3,878
Landstar System, Inc. 9,875 1,707
Littelfuse, Inc. 16,536 4,245
Luxfer Holdings PLC - ADR 4,136 68
MarketAxess Holdings, Inc. 4,289 1,561
MasTec, Inc.(Æ) 17,488 1,718
Maximus, Inc. 23,374 1,750

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mayville Engineering Co., Inc.(Æ) 14,247 228
Middleby Corp.(Æ) 8,536 1,327
MillerKnoll, Inc. 63,719 1,522
Mistras Group, Inc.(Æ) 20,786 110
Montrose Environmental Group, Inc.(Æ) 34,793 1,884
Moog, Inc. Class A 2,336 223
Morningstar, Inc. 5,711 1,387
Murphy USA, Inc. 1,877 511
MYR Group, Inc.(Æ) 11,935 1,182
National Instruments Corp. 40,746 2,200
Nordson Corp. 6,859 1,669
NV5 Global, Inc.(Æ) 30,811 4,107
Paylocity Holding Corp.(Æ) 26,093 5,435
Pentair PLC 13,065 724
PROG Holdings, Inc.(Æ) 67,376 1,502
Quanta Services, Inc. 39,003 5,936
RBC Bearings, Inc.(Æ) 6,534 1,594
Regal Rexnord Corp. 9,258 1,289
Repay Holdings Corp.(Æ) 260,232 2,535
Robert Half International, Inc. 4,436 372
RXO, Inc.(Æ) 9,871 181
Ryder System, Inc. 13,972 1,319
Ryerson Holding Corp. 31,214 1,191
Saia, Inc.(Æ) 16,739 4,566
SHYFT Group, Inc. (The)(Æ) 82,602 2,750
Smith & Wesson Brands, Inc.(Æ) 21,346 236
Snap-on, Inc. 3,029 753
Southwest Gas Holdings, Inc. 1,313 88
Spirit Airlines, Inc. 48,491 962
Standex International Corp. 22,197 2,565
Stanley Black & Decker, Inc. 33,952 3,032
Stericycle, Inc.(Æ) 29,925 1,610
Sterling Construction Co., Inc.(Æ) 21,014 765
Teekay Tankers, Ltd. Class A(Æ) 12,352 379
Teledyne Technologies, Inc.(Æ) 2,321 985
Tennant Co. 22,750 1,595
Terex Corp. 16,159 824
Tetra Tech, Inc. 16,756 2,606
Textainer Group Holdings, Ltd. 16,226 550
Textron, Inc. 11,075 807
Thermon Group Holdings, Inc.(Æ) 79,805 1,845
Tidewater, Inc.(Æ) 10,522 457
TopBuild Corp.(Æ) 6,629 1,326
Toro Co. (The) 9,787 1,091
Trade Desk, Inc. (The) Class A(Æ) 5,340 271
Travel + Leisure Co.(Æ) 80,220 3,399
TreeHouse Foods, Inc.(Æ) 3,657 177
Trimble Navigation, Ltd.(Æ) 55,563 3,226
UniFirst Corp. 7,412 1,471
United Rentals, Inc. 7,327 3,231
Vectrus, Inc.(Æ) 94,911 4,191
Vontier Corp. 97,266 2,240
Watts Water Technologies, Inc. Class A 4,528 740
WESCO International, Inc. 32,566 4,853
Westinghouse Air Brake Technologies Corp. 15,241 1,582
WNS Holdings, Ltd. - ADR(Æ) 32,487 2,753
Woodward, Inc. 3,460 354
XPO Logistics, Inc.(Æ) 62,757 2,501
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zebra Technologies Corp. Class A(Æ) 2,359 746
245,220
Technology - 13.4%
ACI Worldwide, Inc.(Æ) 66,841 1,867
Adtran Holdings, Inc. 37,244 703
Advanced Micro Devices, Inc.(Æ) 10,126 761
Alight, Inc. Class A(Æ) 409,582 3,846
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 423
Altair Engineering, Inc. Class A(Æ) 26,698 1,418
Appfolio, Inc. Class A(Æ) 32,725 3,676
Arista Networks, Inc.(Æ) 9,572 1,206
AudioCodes, Ltd. 13,325 255
Aviat Networks, Inc.(Æ) 15,305 495
Avnet, Inc. 13,838 635
Axcelis Technologies, Inc.(Æ) 3,318 365
Bio Techne Corp.(Æ) 73,832 5,881
Black Knight, Inc.(Æ) 17,469 1,058
Blackline, Inc.(Æ) 51,726 3,714
Box, Inc. Class A(Æ) 92,177 2,949
Broadridge Financial Solutions, Inc. 6,755 1,016
Bumble, Inc. Class A(Æ) 98,815 2,544
CACI International, Inc. Class A(Æ) 11,126 3,428
Calix, Inc.(Æ) 8,224 433
CCC Intelligent Solutions Holdings, Inc.(Æ) 388,312 3,592
Cognex Corp. 27,428 1,501
Cohu, Inc.(Æ) 16,695 602
Concentrix Corp. 16,977 2,408
Cvent Holding Corp.(Æ) 222,582 1,796
Daily Journal Corp.(Æ) 3,930 1,203
Descartes Systems Group, Inc. (The)(Æ) 60,214 4,397
Diodes, Inc.(Æ) 27,037 2,411
Dolby Laboratories, Inc. Class A 32,605 2,594
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,032
DoubleVerify Holdings, Inc.(Æ) 75,267 2,047
Duck Creek Technologies, Inc.(Æ) 214,603 4,062
DXC Technology Co.(Æ) 44,931 1,291
Dynatrace, Inc.(Æ) 40,960 1,574
Endava PLC - ADR(Æ) 21,299 1,872
Enovis Corp.(Æ) 40,954 2,578
Entegris, Inc. 41,586 3,356
Envestnet, Inc.(Æ) 48,036 3,122
EPAM Systems, Inc.(Æ) 2,481 825
Etsy, Inc.(Æ) 6,871 945
Evolent Health, Inc. Class A(Æ) 49,440 1,593
Fair Isaac Corp.(Æ) 10,245 6,823
Five9, Inc.(Æ) 33,866 2,668
Fortinet, Inc.(Æ) 38,935 2,038
Frontier Communications Parent, Inc.(Æ) 62,950 1,864
Genpact, Ltd. 66,410 3,140
Globant SA(Æ) 15,150 2,457
GoDaddy, Inc. Class A(Æ) 34,317 2,818
Guidewire Software, Inc.(Æ) 28,944 2,120
Inspired Entertainment, Inc.(Æ) 115,966 1,728
IPG Photonics Corp.(Æ) 1,991 223
Jabil Circuit, Inc. 6,244 491
Jack Henry & Associates, Inc. 4,879 879
Kimball Electronics, Inc.(Æ) 20,531 524
Kulicke & Soffa Industries, Inc. 161,155 8,235
Kyndryl Holdings, Inc.(Æ) 102,863 1,377

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lattice Semiconductor Corp.(Æ) 11,676 885
LENSAR, Inc.(Æ) 4,605 14
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 380
Monolithic Power Systems, Inc. 12,574 5,364
NCR Corp.(Æ) 91,438 2,507
NETGEAR, Inc.(Æ) 1,567 31
Nice, Ltd. - ADR(Æ)(Ñ) 18,660 3,871
Olo, Inc. Class A(Æ) 133,435 1,070
ON Semiconductor Corp.(Æ) 12,467 916
PDF Solutions, Inc.(Æ) 17,238 548
Photronics, Inc.(Æ) 34,924 633
Plexus Corp.(Æ) 29,571 2,839
Power Integrations, Inc. 15,546 1,338
Progress Software Corp. 36,263 1,923
PTC, Inc.(Æ) 24,074 3,247
Pure Storage, Inc. Class A(Æ) 80,561 2,331
Qualys, Inc.(Æ) 68,762 7,932
Rambus, Inc.(Æ) 18,176 736
Richardson Electronics, Ltd. 55,348 1,237
Sanmina Corp.(Æ) 5,603 341
Semtech Corp.(Æ) 31,541 1,042
Shutterstock, Inc. 35,150 2,646
Silicon Motion Technology Corp. - ADR 2,421 155
Simulations Plus, Inc. 29,850 1,228
SiTime Corp.(Æ) 12,416 1,431
Skyworks Solutions, Inc. 41,014 4,498
Smartsheet, Inc. Class A(Æ) 24,883 1,075
SPS Commerce, Inc.(Æ) 36,339 4,945
Super Micro Computer, Inc.(Æ) 55,402 4,007
SYNNEX Corp. 7,146 730
Take-Two Interactive Software, Inc.(Æ) 5,769 653
Thoughtworks Holding, Inc.(Æ) 128,505 1,388
Thryv Holdings, Inc.(Æ) 110,841 2,480
Tower Semiconductor, Ltd.(Æ) 21,940 917
TTEC Holdings, Inc. 54,311 2,761
Tyler Technologies, Inc.(Æ) 8,952 2,889
Universal Display Corp. 10,696 1,418
Upland Software, Inc.(Æ) 202,991 1,772
Verint Systems, Inc.(Æ) 70,064 2,660
Verra Mobility Corp.(Æ) 185,260 2,859
Wolfspeed, Inc.(Æ) 12,780 984
199,540
Utilities - 2.6%
ALLETE, Inc. 41,306 2,555
American States Water Co. 15,862 1,494
American Water Works Co., Inc. 9,200 1,440
Black Hills Corp. 15,554 1,126
Chesapeake Energy Corp. 11,697 1,014
Chesapeake Utilities Corp. 4,936 622
CMS Energy Corp. 25,588 1,617
Cogent Communications Holdings, Inc. 20,249 1,388
Constellation Energy Corp. 19,574 1,671
Denbury, Inc.(Æ) 6,230 541
DT Midstream, Inc. 108,395 5,925
Earthstone Energy, Inc. Class A(Æ)(Ñ) 77,536 1,078
Essential Utilities, Inc. 10,235 478
Iridium Communications, Inc. 47,158 2,822
Kosmos Energy, Ltd.(Æ) 45,720 362
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Fuel Gas Co. 12,077 701
NextDecade Corp.(Æ)(Ñ) 57,568 345
Northern Oil and Gas, Inc. 30,626 1,027
NorthWestern Corp. 20,776 1,180
Oasis Petroleum, Inc. 13,073 1,874
Ovintiv, Inc. 29,505 1,452
Penn Virginia Corp. Class A 14,053 590
Permian Resources Corp. 33,005 359
RGC Resources, Inc. 31,582 742
SandRidge Energy, Inc.(Æ) 53,165 840
Talos Energy, Inc.(Æ) 40,238 797
Viper Energy Partners, LP 102,595 3,257
Vistra Corp. 64,553 1,489
38,786
Total Common Stocks
(cost $889,715) 1,447,834
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
225
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
94
Total Preferred Stocks
(cost $459) 319
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)(Ñ)
2024 Warrants 12,581 237
Nabors Industries, Inc.(Æ)(Ñ)
2026 Warrants 3,926 120
Total Warrants and Rights
(cost $58) 357
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 40,210,054
(∞)
40,202
Total Short-Term Investments
(cost $40,197) 40,202
Other Securities - 1.6%
U.S. Cash Collateral Fund(@)(×) 24,429,039
(∞)
24,429
Total Other Securities
(cost $24,429) 24,429
Total Investments - 101.4%
(identified cost $954,858) 1,513,141
Other Assets and Liabilities,
Net - (1.4)%
(21,541)
Net Assets - 100.0%
1,491,600

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 77
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 437 USD 42,376 03/23 3,444
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,444
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 232,678 $ — $ —
$ —
$ 232,678
Consumer Staples 33,339 — —
—
33,339
Energy 59,657 — —
—
59,657
Financial Services 281,740 — —
—
281,740
Health Care 190,386 — 4
—
190,390
Materials and Processing 166,484 — —
—
166,484
Producer Durables 245,220 — —
—
245,220
Technology 199,540 — —
—
199,540
Utilities 38,786 — —
—
38,786
Preferred Stocks 319 — — — 319
Warrants and Rights 357 — — — 357
Short-Term Investments — — — 40,202 40,202
Other Securities — — — 24,429 24,429
Total Investments
1,448,506 — 4 64,631 1,513,141
Other Financial Instruments
Assets
Futures Contracts 3,444 — — — 3,444
Total Other Financial Instruments
*
$ 3,444 $ — $ — $ — $ 3,444
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed U.S. Mid & Small Cap Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.8%
Argentina - 0.1%
YPF SA - ADR(Æ) 181,187 2,165
Australia - 1.6%
Alumina, Ltd. 51,555 58
Ampol , Ltd. 24,942 540
Aristocrat Leisure, Ltd. 27,901 672
ASX, Ltd. - ADR 4,813 236
Australia & New Zealand Banking
Group, Ltd. - ADR 42,064 745
BHP Group, Ltd. 20,664 723
BHP Group, Ltd. - ADR 14,029 492
BlueScope Steel, Ltd. 97,862 1,339
Brambles, Ltd. 164,769 1,401
Commonwealth Bank of Australia
- ADR 76,958 6,010
CSL, Ltd. 22,595 4,769
Endeavour Group, Ltd. 28,891 135
Evolution Mining, Ltd. 361,464 825
Flutter Entertainment PLC(Æ) 557 87
Glencore PLC 718,783 4,826
Goodman Group(ö) 176,076 2,518
Independence Group NL 150,541 1,573
Lottery Corp., Ltd (The)(Æ) 246,339 821
Macquarie Group, Ltd. 8,433 1,125
Medibank Pvt , Ltd. 239,267 498
Mineral Resources, Ltd. 8,901 564
National Australia Bank, Ltd. - ADR 41,547 936
Newcrest Mining, Ltd. 110,903 1,777
Northern Star Resources, Ltd. 86,765 776
Origin Energy, Ltd. 102,122 542
QBE Insurance Group, Ltd. 163,228 1,592
Ramsay Health Care, Ltd. 1,541 73
Reece, Ltd.(Æ) 154,087 1,771
Rio Tinto PLC - ADR 42,646 3,384
Rio Tinto, Ltd. - ADR 7,211 650
Santos, Ltd. 219,561 1,108
South32, Ltd. Class B 288,598 933
Tabcorp Holdings, Ltd. 246,339 183
Telstra Corp., Ltd. 1,222,748 3,530
Transurban Group - ADR(Æ) 37,897 371
Washington H Soul Pattinson & Co.,
Ltd. 38,433 783
Wesfarmers, Ltd.(Æ) 16,128 569
Westpac Banking Corp. 35,612 599
Woodside Energy Group, Ltd. 76,044 1,974
Woolworths Group, Ltd. 28,891 739
52,247
Austria - 0.4%
ams AG(Æ) 153,920 1,441
Erste Group Bank AG 241,884 9,162
OMV AB 12,197 609
Voestalpine AG 14,152 470
11,682
Belgium - 0.4%
Ageas SA 51,538 2,512
Anheuser-Busch InBev SA 21,723 1,308
Elia System Operator SA 8,941 1,257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Proximus SA 152,821 1,567
Solvay SA 1,603 187
UCB SA 57,371 4,706
11,537
Brazil - 1.8%
Ambev SA(Æ) 2,090,454 5,625
Ambev SA - ADR(Æ) 758,925 2,019
Americanas SA(Æ) 54,311 19
Atacadao SA 1,209,224 3,919
B3 SA - Brasil Bolsa Balcao 1,048,973 2,678
Banco Bradesco SA - ADR 972,290 2,713
Banco BTG Pactual SA(Æ) 377,246 1,607
BB Seguridade Participacoes SA 74,796 557
Centrais Eletricas Brasileiras SA 602,554 4,825
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 306,008 3,355
Cosan SA 3,459 11
Equatorial Energia SA 86,871 480
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 8,875,820 9,005
Hypera SA(Æ) 31,472 288
Petro Rio SA(Æ) 118,570 983
Petroleo Brasileiro SA - ADR 12,452 139
Raia Drogasil SA 129,184 632
Rumo SA 633,092 2,292
Telefonica Brasil SA 255,321 2,103
Telefonica Brasil SA - ADR 356,661 2,900
TIM SA(Æ) 596,642 1,386
TIM SA - ADR(Æ) 181,961 2,107
Ultrapar Participacoes SA 544,610 1,415
Vale SA 21,274 396
Vale SA Class B - ADR 272,064 5,082
Vibra Energia SA 54,725 177
56,713
Canada - 5.5%
Agnico Eagle Mines, Ltd. 9,779 552
Air Canada Class B(Æ) 1,477 25
Algonquin Power & Utilities Corp. 2,714 20
Alimentation Couche-Tard, Inc. 40,402 1,845
ARC Resources, Ltd. 134,430 1,562
Atco, Ltd. Class I 8,214 261
Bank of Montreal 7,324 737
Bank of Nova Scotia (The) 113,881 6,165
Barrick Gold Corp. 172,906 3,381
BCE, Inc. 40,936 1,936
Brookfield Asset Management, Inc. 30,420 1,132
Brookfield Asset Management, Inc.
Class A 7,605 248
CAE, Inc.(Æ) 564,903 12,758
Cameco Corp. Class A 74,549 2,088
Canadian Apartment Properties(ö) 19,742 730
Canadian Imperial Bank of Commerce 95,581 4,362
Canadian National Railway Co. 122,330 14,563
Canadian Natural Resources, Ltd. 56,753 3,485
Canadian Pacific Railway, Ltd. 54,723 4,319
Canadian Tire Corp., Ltd. Class A 1,150 137
CCL Industries, Inc. Class B 51,727 2,419
Celestica, Inc.(Æ) 5,142 69

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc. 45,215 903
CGI Group, Inc.(Æ) 33,689 2,888
Constellation Software, Inc. 1,013 1,790
Dollarama , Inc. 87,191 5,214
Enbridge, Inc. 97,701 4,002
Fairfax Financial Holdings, Ltd. 1,634 1,082
First Quantum Minerals, Ltd. 1,022,632 23,726
Fortis, Inc. 71,719 2,950
Franco-Nevada Corp. Class T 14,897 2,185
George Weston, Ltd. 6,616 851
Hydro One, Ltd.(Þ) 32,728 895
iA Financial Corp., Inc. 2,638 163
Imperial Oil, Ltd. 65,043 3,558
Intact Financial Corp. 17,173 2,491
Ivanhoe Mines, Ltd. Class A(Æ) 921,107 8,654
Kinross Gold Corp. 69,448 322
Loblaw Cos., Ltd. 22,866 2,048
Magna International, Inc. Class A 66,166 4,296
Manulife Financial Corp. 167,246 3,311
Metro, Inc. Class A 24,071 1,307
National Bank of Canada 9,586 720
Open Text Corp. 7,239 243
Parex Resources, Inc. 98,462 1,676
Pembina Pipeline Corp. 53,664 1,905
Rogers Communications, Inc. Class B 62,954 3,062
Royal Bank of Canada - GDR 45,502 4,656
Shaw Communications, Inc. Class B 14,357 427
Stantec , Inc. 73,864 3,850
Sun Life Financial, Inc. 123,075 6,183
TC Energy Corp.(Æ) 169,965 7,328
Teck Resources, Ltd. Class B 59,729 2,584
Thomson Reuters Corp.(Æ) 8,660 1,030
Toromont Industries, Ltd. 17,058 1,363
Toronto-Dominion Bank (The) 119,211 8,250
Tourmaline Oil Corp. 2,046 95
Trisura Group, Ltd.(Æ) 436 14
Wheaton Precious Metals Corp. 14,062 643
179,459
Chile - 0.3%
Banco de Chile - ADR 3 —
Enersis SA(Æ) 23,183,223 3,069
Sociedad Quimica y Minera de Chile
SA - ADR 70,654 6,892
9,961
China - 10.9%
3SBio, Inc. Class A(Þ) 826,288 902
Agricultural Bank of China, Ltd. Class
A 8,327,700 3,587
Agricultural Bank of China, Ltd. Class
H 2,624,209 946
Akeso , Inc. Class B(Æ)(Þ) 515,000 3,135
Alibaba Group Holding, Ltd.(Æ) 2,968,876 41,025
Aluminum Corp. of China, Ltd. Class A 551,933 435
Aluminum Corp. of China, Ltd. Class H 4,078,689 2,169
Anhui Conch Cement Co., Ltd. Class H 17,391 66
Anta Sports Products, Ltd. 190,400 2,882
Baidu, Inc. - ADR(Æ) 6,705 903
Baidu, Inc. Class A(Æ) 567,133 9,565
Bank of China, Ltd. Class A 7,890,300 3,760
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of China, Ltd. Class H 179,365 69
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 501,007 2,762
Bilibili , Inc. - ADR(Æ) 13,077 327
BOC Hong Kong Holdings, Ltd. 88,525 309
BOE Technology Group Co., Ltd. Class
A 6,298,420 3,716
Budweiser Brewing Co. APAC, Ltd.(Þ) 248,361 782
BYD Co., Ltd. Class H 158,500 4,991
CALB Co., Ltd.(Æ)(Þ) 172,986 553
CGN Power Co., Ltd. Class H(Þ) 1,529,212 357
China Conch Environment Protection
Holdings, Ltd.(Æ) 383,000 168
China Construction Bank Corp. Class H 3,761,000 2,443
China Datang Corp. Renewable Power
Co., Ltd. Class H 5,289,049 1,747
China International Capital Corp., Ltd.
Class H(Þ) 249,751 560
China Longyuan Power Group Corp.,
Ltd. Class H 1,783,000 2,451
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,190
China Merchants Bank Co., Ltd. Class
A 721,916 4,424
China Merchants Bank Co., Ltd. Class
H 262,598 1,705
China National Building Material Co.,
Ltd. Class H 167,074 153
China Oilfield Services, Ltd. Class H 4,902,114 5,908
China Overseas Land & Investment,
Ltd. 1,295,727 3,508
China Petroleum & Chemical Corp.
Class H 4,944,000 2,674
China Resources Gas Group, Ltd. 184,671 778
China Resources Land, Ltd. 680,867 3,265
China Resources Power Holdings Co.,
Ltd. 160,537 333
China Southern Airlines Co., Ltd. Class
H(Æ) 502,450 335
China Traditional Chinese Medicine
Co., Ltd. 6,686 3
Chinasoft International, Ltd.(Æ) 349,634 306
CIFI Holdings Group Co., Ltd. 782,243 116
CMOC Group, Ltd. Class H 84,074 49
COSCO SHIPPING Holdings Co., Ltd.
Class H 514,022 533
Country Garden Services Holdings Co.,
Ltd. 3,515,000 9,512
CSPC Pharmaceutical Group, Ltd. 167,447 192
Daqo New Energy Corp. - ADR(Æ) 7,261 330
ENN Energy Holdings, Ltd. 2,230 34
ESR Cayman, Ltd.(Þ) 1,061,600 2,135
Fujian Sunner Development Co., Ltd.
Class A 1,041,642 3,793
Geely Automobile Holdings, Ltd. 6,814,420 11,156
Great Wall Motor Co., Ltd. Class H 4,303,427 6,100
Greentown China Holdings, Ltd. 99,765 147
Guangdong Haid Group Co., Ltd. Class
A 23,741 219
Guotai Junan Securities Co., Ltd. Class
H(Þ) 985,200 1,209
Haier Smart Home Co., Ltd. Class H 366,716 1,355

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hangzhou Robam Appliances Co., Ltd.
Class A 12,199 54
Huazhu Group, Ltd. - ADR 78,248 3,715
Industrial & Commercial Bank of
China, Ltd. Class A 6,440,700 4,121
Industrial & Commercial Bank of
China, Ltd. Class H 1,211,463 649
Industrial Bank Co., Ltd. Class A 808,393 2,115
Inner Mongolia BaoTou Steel Union
Co., Ltd. Class A 1,152,407 349
JD.com, Inc. - ADR 25,978 1,546
JD.com, Inc. Class A 56,070 1,668
Jiangsu GoodWe Power Supply
Technology Co., Ltd.(Æ) 48,802 2,953
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 128,818 807
Kuaishou Technology(Æ)(Þ) 1,436,100 12,572
Kunlun Energy Co., Ltd. 5,181,695 4,084
Kweichow Moutai Co., Ltd. Class A 1,400 383
Lenovo Group, Ltd. 287,632 231
Li Auto, Inc. - ADR(Æ) 76,418 1,903
Li Auto, Inc. Class A(Æ) 405,100 5,042
Li Ning Co., Ltd. 160,453 1,583
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ) 780,600 3,237
Longfor Group Holdings, Ltd.(Þ) 160,765 535
Meituan Class B(Æ)(Þ) 748,419 16,674
Midea Group Co., Ltd. Class A 530,999 4,354
Midea Real Estate Holding, Ltd.(Þ) 823,000 1,249
Muyuan Foods Co., Ltd. Class A 3,343 25
NetEase , Inc. 42,870 758
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 21,581 920
Ningbo Ronbay New Energy
Technology Co., Ltd. Class A 57,291 669
NIO, Inc. - ADR(Æ) 12,672 153
Noah Holdings, Ltd. - ADR 9,204 174
Nongfu Spring Co., Ltd. Class H(Þ) 381,721 2,167
PetroChina Co., Ltd. Class H 5,750,480 3,073
PICC Property & Casualty Co., Ltd.
Class A 719,354 549
Pinduoduo , Inc. - ADR(Æ) 217,714 21,332
Ping An Bank Co., Ltd. Class A 1,262,268 2,813
Ping An Insurance Group Co. of China,
Ltd. Class H 1,211,500 9,456
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 2,126,001 1,445
QuakeSafe Technologies Co., Ltd.
Class A 356,797 2,728
SAIC Motor Corp., Ltd. Class A 61,211 136
Sany Heavy Industry Co., Ltd. Class A 189,007 492
Seazen Group, Ltd.(Æ) 2,501,751 976
Shandong Gold Mining Co., Ltd. Class
H(Þ) 884,250 1,705
Shandong Head Group Co., Ltd. Class
A 424,107 1,600
Shenzhen Senior Technology Material
Co., Ltd. Class A 1,249,801 4,329
Shenzhou International Group
Holdings, Ltd. 448 6
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Silergy Corp. 104,000 2,120
Skshu Paint Co., Ltd. Class A(Æ) 192,991 3,550
Sunac China Holdings, Ltd.(Æ)(Š) 122,866 —
Sunny Optical Technology Group Co.,
Ltd. 11,195 152
Tencent Holdings, Ltd. 949,728 46,290
Tencent Music Entertainment Group
- ADR(Æ) 265,821 2,230
Tianma Microelectronics Co., Ltd.
Class A 219,640 307
Tingyi Cayman Islands Holding Corp. 238,000 395
Tongcheng Travel Holdings, Ltd.(Æ) 1,569,885 3,569
Trip.com Group, Ltd. - ADR(Æ) 226,533 8,327
Tsingtao Brewery Co., Ltd. Class H 70,660 684
Vipshop Holdings, Ltd. - ADR 113,514 1,756
Want Want China Holdings, Ltd. 1,379,000 899
Weichai Power Co., Ltd. Class H 312,041 473
Wilmar International, Ltd. 501,800 1,562
Yum China Holdings, Inc. 15,491 954
Zhejiang Century Huatong Group Co.,
Ltd. Class A(Æ) 1,010,313 595
Zhejiang Expressway Co., Ltd. Class H 699,829 605
Zhejiang Huayou Cobalt Co., Ltd.
Class A 13,132 128
Zhejiang NHU Co., Ltd. Class A 50,031 145
Zhongsheng Group Holdings, Ltd. 247,433 1,402
353,545
Colombia - 0.1%
Bancolombia SA - ADR 64,854 1,962
Denmark - 1.1%
AP Moller - Maersk A/S Class B 968 2,105
Carlsberg A/S Class B 11,485 1,625
Chr Hansen Holding A/S 15,839 1,168
Coloplast A/S Class B 10,575 1,276
Danske Bank A/S 178,754 3,719
Demant A/S(Æ) 6,818 193
DSV A/S 24,438 4,036
Genmab A/S(Æ) 3,953 1,546
GN Store Nord A/S 6,464 159
Novo Nordisk A/S - ADR 11,463 1,591
Novo Nordisk A/S Class B 134,912 18,683
Novozymes A/S Class B 2,281 119
Tryg A/S 33,335 764
36,984
Finland - 0.8%
Elisa OYJ 2,469 141
Kesko OYJ Class A 67,460 1,561
Nokia OYJ 2,901,790 13,828
Nordea Bank Abp 322,370 3,766
Orion OYJ Class B 3,058 164
Sampo OYJ Class A 1,257 66
Stora Enso OYJ Class R 157,199 2,247
UPM- Kymmene OYJ 21,697 787
Wartsila OYJ Class B 224,407 2,134
24,694
France - 7.3%
Accor SA 402,197 13,043

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aeroports de Paris 3,376 523
Air Liquide SA Class A 28,122 4,482
Airbus Group SE 57,292 7,179
Amundi SA(Þ) 158,989 10,421
AXA SA 210,107 6,550
BioMerieux 6,339 646
BNP Paribas SA 72,584 4,975
BNP Paribas SA - ADR 48,064 1,650
Bouygues SA - ADR 86,421 2,845
Bureau Veritas SA 123,830 3,539
Capgemini SE 27,968 5,304
Carrefour SA 248,983 4,731
Cie de Saint-Gobain SA 104,612 5,991
Danone SA 22,080 1,208
Danone SA - ADR 241,922 2,662
Dassault Aviation SA 34,376 5,863
Dassault Systemes SE 51,321 1,907
Edenred 25,476 1,386
Eiffage SA 4,109 438
Engie SA 407,351 5,795
EssilorLuxottica SA 15,835 2,898
Euroapi SA(Æ) 20,917 336
Hermes International 983 1,842
Ipsen SA 13,906 1,460
Legrand SA - ADR 16,313 1,458
L'Oreal SA 32,604 13,468
LVMH Moet Hennessy Louis Vuitton
SE - ADR 31,948 27,909
Michelin (CGDE) 453,379 14,388
Orange SA - ADR 415,219 4,396
Pernod Ricard SA 7,260 1,502
Publicis Groupe SA - ADR 101,825 7,183
Publicis Groupe SA - ADR(Æ) 92,332 1,630
Renault SA 92,899 3,777
Rexel SA Class H 788,735 17,406
Safran SA 4,962 713
Sanofi - ADR 150,749 14,814
SCOR SE - ADR 40,970 1,011
SEB SA 10,348 1,083
Societe Generale SA 152,091 4,521
Teleperformance - GDR 1,763 490
Thales SA 6,536 864
Total SA - ADR 50,754 3,149
TotalEnergies SE 251,851 15,647
Unibail - Rodamco -Westfield(ö) 21,523 1,392
Vinci SA 18,756 2,116
Worldline SA(Æ)(Þ) 1,763 80
236,671
Germany - 3.7%
1&1 Drillisch AG 149,771 2,094
adidas AG 1,719 276
Allianz SE 13,989 3,337
Allianz SE - ADR 162,505 3,873
BASF SE 152,651 8,699
Bayer AG 58,926 3,655
Bayerische Motoren Werke
Aktiengesellschaft 976 99
Beiersdorf AG 19,685 2,389
Brenntag SE 13,565 1,010
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commerzbank AG 189,579 2,159
Continental AG 26,660 1,868
Covestro AG(Þ) 272,087 12,476
Daimler Truck Holding AG(Æ) 499,610 16,738
Deutsche Bank AG 44,226 587
Deutsche Boerse AG 42,634 7,618
Deutsche Post AG 1,054 45
Deutsche Telekom AG 111,909 2,490
Fresenius Medical Care AG & Co.
KGaA 203,443 7,616
Fresenius Medical Care AG & Co.
KGaA - ADR 97,829 1,832
Fresenius SE & Co. KGaA 141,365 4,076
Hannover Rueck SE 5,098 1,033
HeidelbergCement AG 72,692 4,969
Henkel AG & Co. KGaA 12,769 852
Infineon Technologies AG - ADR 136,000 4,865
Mercedes-Benz Group AG 43,531 3,227
Merck KGaA 12,490 2,597
Muenchener Rueckversicherungs-
Gesellschaft AG 2,447 881
Salzgitter AG 16,311 663
SAP SE - ADR 69,213 8,157
Siemens AG 41,485 6,445
Siemens Healthineers AG(Þ) 10,301 550
Symrise AG 13,437 1,424
United Internet AG 59,159 1,370
Volkswagen AG 200 35
Zalando SE(Æ)(Þ) 22,674 1,051
121,056
Ghana - 0.1%
Kosmos Energy, Ltd.(Æ) 371,522 2,939
Greece - 0.2%
Eurobank Ergasias SA(Æ) 5,364,295 7,263
Hong Kong - 2.2%
AIA Group, Ltd. 1,853,086 20,926
AIA Group, Ltd. - ADR 53,152 2,408
China Energy Engineering Group Co.,
Ltd.(Æ) 4,027,800 1,402
CK Asset Holdings, Ltd. 49,952 319
CLP Holdings, Ltd. 16,569 123
Galaxy Entertainment Group, Ltd. 1,304,791 9,116
Hang Lung Properties, Ltd. - ADR 62,050 117
Hang Seng Bank, Ltd. 53,494 890
HK Electric Investments & HK Electric
Investments, Ltd. 14,588 10
Hong Kong Exchanges & Clearing, Ltd. 142,900 6,423
Nine Dragons Paper Holdings, Ltd. 325,000 292
Power Assets Holdings, Ltd. 78,618 445
Sands China, Ltd.(Æ) 1,260,400 4,719
Sun Hung Kai Properties, Ltd. 19,509 277
Swire Pacific, Ltd. Class A 6,813 62
Swire Pacific, Ltd. Class B 835,000 1,158
Swire Properties, Ltd. 6,330 18
Techtronic Industries Co., Ltd. 1,423,109 18,348
WH Group, Ltd.(Þ) 4,891,326 3,007
70,060

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 3.3%
Adani Gas, Ltd. 27,929 720
Asian Paints, Ltd. 63,386 2,118
Avenue Supermarts , Ltd.(Æ)(Þ) 44,817 1,923
Axis Bank, Ltd. 62,111 663
Canara Bank 706,199 2,632
Cipla , Ltd. 2,367 29
Dabur India, Ltd. Class A 41,708 284
Dr Reddy's Laboratories, Ltd. 2,598 137
Eicher Motors, Ltd. 33,099 1,321
GAIL India, Ltd. 1,225,917 1,427
Godrej Consumer Products, Ltd.(Æ) 212,577 2,370
HDFC Life Insurance Co., Ltd.(Þ) 79,222 561
Hindustan Unilever, Ltd. 69,642 2,195
Housing Development Finance Corp.,
Ltd. 536,023 17,209
ICICI Bank, Ltd. 1,090,703 11,160
ICICI Bank, Ltd. - ADR 6,596 137
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 6,431 89
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 417,705 2,311
Indian Hotels Co., Ltd. 711,454 2,624
Indraprastha Gas, Ltd. 28,334 147
Infosys, Ltd. 90,892 1,711
InterGlobe Aviation, Ltd.(Æ)(Þ) 216,636 5,632
ITC, Ltd. 438,304 1,892
Kotak Mahindra Bank, Ltd. 25,975 551
Life Insurance Corp. of India 292,092 2,336
Maruti Suzuki India, Ltd. 86,763 9,449
Nestle India, Ltd. 6,088 1,416
Oil & Natural Gas Corp., Ltd. 285,553 507
Page Industries, Ltd. 2,260 1,106
Pidilite Industries, Ltd. 14,060 392
Power Grid Corp. of India, Ltd. 1,477,493 3,918
Reliance Industries, Ltd. 334,098 9,623
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,476
SBI Life Insurance Co., Ltd.(Þ) 38,293 571
State Bank of India 1,466,311 9,943
Tata Consultancy Services, Ltd. 25,075 1,034
Tata Motors, Ltd.(Æ) 50,879 283
Titan Co., Ltd. 6,004 175
Wipro, Ltd. 130,668 640
Zee Entertainment Enterprises, Ltd. 58,755 163
105,875
Indonesia - 0.7%
Astra International Tbk PT 2,107,683 846
Bank Central Asia Tbk PT 3,325,890 1,885
Bank Mandiri Persero Tbk PT 9,861,764 6,559
Bank Negara Indonesia Persero Tbk PT 5,690,826 3,483
Bank Rakyat Indonesia Persero Tbk PT 19,527,578 5,980
Bumi Serpong Damai Tbk PT(Æ) 3,218,877 201
Jasa Marga Persero Tbk PT(Æ) 968,823 204
Telekomunikasi Indonesia Persero Tbk
PT - ADR 142,775 3,715
Telkom Indonesia Persero Tbk PT 3,626,496 938
23,811
Ireland - 2.1%
AerCap Holdings NV(Æ) 33,625 2,126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AIB Group PLC 554,378 2,320
Allegion PLC 96,781 11,377
Bank of Ireland Group PLC 973,203 10,381
CRH PLC 58,860 2,732
Flutter Entertainment PLC(Æ) 34,856 5,419
James Hardie Industries PLC 1 —
Kerry Group PLC Class A 118,822 11,155
Kingspan Group PLC 20,703 1,327
Linde PLC 45,980 15,116
Medtronic PLC 585 49
Ryanair Holdings PLC - ADR(Æ) 47,701 4,318
Smurfit Kappa Group PLC 37,018 1,555
67,875
Israel - 0.3%
Azrieli Group, Ltd. 6,098 392
Bank Hapoalim BM 121,768 1,095
Bank Leumi Le-Israel BM 102,722 907
Check Point Software Technologies,
Ltd.(Æ) 20,194 2,569
Israel Discount Bank, Ltd. Class A 269,384 1,377
Mizrahi Tefahot Bank, Ltd. 46,326 1,528
NICE, Ltd.(Æ) 6,500 1,345
Teva Pharmaceutical Industries, Ltd.
- ADR 35,956 379
9,592
Italy - 1.7%
Assicurazioni Generali SpA 228,914 4,462
BPER Banca SpA 689,768 1,891
Davide Campari-Milano NV SpA (Æ) 487,814 5,221
Enel SpA 1,844,340 10,856
Enel SpA - ADR 367,727 2,144
Eni SpA - ADR 485,581 8,379
FinecoBank Banca Fineco SpA 484,981 8,693
Mediobanca Banca di Credito
Finanziario SpA 19,127 205
Moncler SpA 58,410 3,659
Nexi SpA (Æ)(Þ) 1,137 10
Pirelli & C. SpA (Þ) 11,373 57
Snam Rete Gas SpA 158,535 808
Terna Rete Elettrica Nazionale SpA 46,564 370
UniCredit SpA 457,524 8,916
55,671
Japan - 12.0%
Advantest Corp. 600 43
Aeon Co., Ltd. 13,900 285
Ajinomoto Co., Inc. 23,700 781
Alfresa Holdings Corp. 83,800 1,048
Alps Alpine Co., Ltd. 117,600 1,215
Amada Holdings Co., Ltd. 525,800 4,723
As One Corp. 1,748 78
Asahi Group Holdings, Ltd. 22,700 750
Asahi Kasei Corp. 78,000 592
Astellas Pharma, Inc. 144,500 2,133
Bandai Namco Holdings, Inc. 9,000 602
Bank of Kyoto, Ltd. (The) 2,500 116
Bridgestone Corp. 59,900 2,241
Canon, Inc. 115,800 2,572
Canon, Inc. - ADR 144,893 3,217

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Central Japan Railway Co. 25,000 3,039
Cosmos Pharmaceutical Corp. 3,900 381
Dai-ichi Life Holdings, Inc. 229,585 5,389
Daiichi Sankyo Co., Ltd. 221,000 6,946
Daikin Industries, Ltd. 11,400 1,985
Daiseki Co., Ltd. 1,440 48
Daito Trust Construction Co., Ltd. 5,900 578
Daiwa House Industry Co., Ltd. 36,800 884
Denso Corp. 3,300 178
Dentsu , Inc. 3,600 116
Ebara Corp. 600 25
Eisai Co., Ltd. 60,700 3,766
Fast Retailing Co., Ltd. 2,200 1,335
Fuji Electric Co., Ltd. 16,300 659
FUJIFILM Holdings Corp. 17,621 936
Fujitsu, Ltd. 5,014 718
Fukuoka Financial Group, Inc. 140,900 3,246
Hamamatsu Photonics KK 35,500 1,895
Hankyu Hanshin Holdings, Inc. 73,900 2,193
Hino Motors, Ltd. 600,300 2,568
Hirose Electric Co., Ltd. 4,800 623
Hitachi, Ltd. 25,000 1,313
Honda Motor Co., Ltd. 283,565 7,033
Hoshizaki Corp. 32,300 1,160
Hoya Corp. 12,600 1,387
Iida Group Holdings Co., Ltd. 190,100 3,168
Isuzu Motors, Ltd. 765,200 9,665
Ito En , Ltd. 19,000 678
ITOCHU Corp. 101,818 3,292
Japan Airlines Co., Ltd.(Æ) 117,300 2,487
Japan Post Insurance Co., Ltd. Class A 32,800 586
JFE Holdings, Inc. 28,300 373
JSR Corp. 5,800 131
Kajima Corp. 111,600 1,371
Kamigumi Co., Ltd. 9,700 198
Kansai Electric Power Co., Inc. (The) 170,700 1,641
Kao Corp. 30,800 1,256
Kawasaki Heavy Industries, Ltd. 1,500 34
KDDI Corp. 93,400 2,918
Keyence Corp. 35,200 16,260
Kikkoman Corp. 14,000 740
Kintetsu Group Holdings Co., Ltd. 21,100 686
Kirin Holdings Co., Ltd. 138,300 2,130
Kobayashi Pharmaceutical Co., Ltd. 24,200 1,739
Komatsu, Ltd. 481,700 11,806
Komatsu, Ltd. - ADR 111,126 2,739
Kubota Corp. 93,200 1,399
Kyowa Kirin Co., Ltd. 78,200 1,746
Makita Corp. 132,200 3,531
McDonald's Holdings Co. Japan, Ltd. 16,700 660
MEIJI Holdings Co., Ltd. 16,100 830
Mitsubishi Chemical Holdings Corp. 43,700 245
Mitsubishi Electric Corp. 186,000 2,048
Mitsubishi Estate Co., Ltd. 329,600 4,251
Mitsubishi Heavy Industries, Ltd. 16,200 635
Mitsubishi UFJ Financial Group, Inc. 1,302,400 9,560
Mitsui Chemicals, Inc. 8,400 198
Mitsui Fudosan Co., Ltd. 84,400 1,584
Mizuho Financial Group, Inc. 95,500 1,490
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings,
Inc. 171,900 5,527
Murata Manufacturing Co., Ltd. 10,200 586
Nakanishi, Inc. 6,477 137
NEC Corp. 50,100 1,809
Nidec Corp. 54,400 3,010
Nintendo Co., Ltd. - ADR 217,403 2,341
Nintendo Co., Ltd. 18,750 811
Nippon Prologis REIT, Inc.(ö) 246 559
Nippon Steel Corp. 38,700 805
Nippon Telegraph & Telephone Corp. 76,800 2,300
Nissan Chemical Industries, Ltd. 13,300 630
Nissan Motor Co., Ltd. 823,700 2,954
Nissin Foods Holdings Co., Ltd. 17,100 1,337
Nitori Holdings Co., Ltd. 14,800 1,962
Nitto Denko Corp. 14,800 958
Nomura Holdings, Inc. 346,700 1,383
Nomura Research Institute, Ltd. 11,200 269
NTT Data Corp. 7,900 123
Obayashi Corp. 104,800 812
Obic Co., Ltd. 17,500 2,800
Oji Holdings Corp. 78,900 326
Olympus Corp. 32,600 612
Ono Pharmaceutical Co., Ltd. 182,900 3,972
Oriental Land Co., Ltd. 7,300 1,215
Osaka Gas Co., Ltd. 97,000 1,565
Otsuka Holdings Co., Ltd. 62,100 1,992
Panasonic Holdings Corp. 74,300 689
Recruit Holdings Co., Ltd. 21,900 703
Renesas Electronics Corp.(Æ) 133,100 1,372
Resona Holdings, Inc. 2,062,400 11,422
Rinnai Corp. 3,200 253
Secom Co., Ltd. 51,063 3,041
Sekisui Chemical Co., Ltd. 96,600 1,353
Sekisui House, Ltd. 55,200 1,042
Seven & i Holdings Co., Ltd. 61,600 2,912
Shimadzu Corp. 19,300 591
Shimano, Inc. 2,387 428
Shimizu Corp. 106,500 597
Shin-Etsu Chemical Co., Ltd. 132,300 19,705
Shiseido Co., Ltd. 218,100 11,381
Shizuoka Financial Group, Inc. 298,000 2,521
SMC Corp. 7,400 3,762
SoftBank Group Corp. 2,700 31
Sompo Japan Nipponkoa Holdings, Inc. 19,301 833
Sony Group Corp. 81,400 7,267
Stanley Electric Co., Ltd. 145,000 3,119
Subaru Corp. 626,400 10,348
Sumitomo Electric Industries, Ltd. 317,800 3,818
Sumitomo Heavy Industries, Ltd. 70,700 1,571
Sumitomo Mitsui Financial Group, Inc. 219,302 9,543
Sumitomo Mitsui Trust Holdings, Inc. 111,200 4,054
Sumitomo Realty & Development Co.,
Ltd. 58,700 1,431
Sumitomo Rubber Industries, Ltd. 116,300 1,032
Suntory Beverage & Food, Ltd. 33,700 1,137
T&D Holdings, Inc. 491,400 7,890
Taiheiyo Cement Corp. 84,800 1,460
Takeda Pharmaceutical Co., Ltd. 264,000 8,314
Terumo Corp. 102,100 2,965

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
THK Co., Ltd. 146,400 3,101
Tobu Railway Co., Ltd. 107,900 2,529
Toho Co., Ltd. 43,600 1,611
Tokio Marine Holdings, Inc. 177,000 3,705
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 133,100 497
Tokyo Electron, Ltd. 29,200 10,247
Tokyo Gas Co., Ltd. 92,700 1,937
Tokyu Fudosan Holdings Corp. 36,000 183
Toray Industries, Inc. 871,900 5,359
Toshiba Corp. 13,200 454
Toyota Motor Corp. 530,200 7,693
Toyota Motor Corp. - ADR 35,479 5,219
Toyota Tsusho Corp. 5,300 224
Transcosmos , Inc. 16,100 421
Tsuruha Holdings, Inc. 26,300 1,935
Unicharm Corp. 67,488 2,578
USS Co., Ltd. 15,100 248
Yakult Honsha Co., Ltd. 40,600 2,899
Yamaha Motor Co., Ltd. 146,300 3,599
Yamatake Corp. 21,000 593
Yamato Holdings Co., Ltd. 242,900 4,243
387,527
Jordan - 0.0%
Hikma Pharmaceuticals PLC 56,348 1,191
Kazakhstan - 0.3%
Kaspi.KZ JSC - GDR 81,753 6,026
NAC Kazatomprom JSC - GDR 72,867 2,137
8,163
Kenya - 0.0%
Safaricom PLC 6,616,360 1,243
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 308,991 9,554
Eurofins Scientific SE 74,170 5,319
Globant SA(Æ) 283 46
RTL Group SA 32,404 1,572
16,491
Malaysia - 0.2%
AMMB Holdings BHD 1,628,984 1,561
CIMB Group Holdings BHD 1,447,315 1,956
Hong Leong Bank BHD 197,291 950
Hong Leong Financial Group BHD 261,314 1,133
IHH Healthcare BHD 23,910 33
Nestle Malaysia BHD 32,318 1,023
Public Bank BHD 680,000 677
7,333
Mexico - 1.0%
America Movil SAB de CV 1,347,760 1,409
America Movil SAB de CV Class L
- ADR 44,389 929
Arca Continental SAB de CV 33,398 295
Cemex SAB de CV(Æ) 1,138,599 607
Cemex SAB de CV - ADR(Æ) 852,399 4,552
Coca-Cola Femsa SAB de CV 53,530 407
Coca-Cola Femsa SAB de CV - ADR 21,452 1,634
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fomento Economico Mexicano SAB
de CV 68,153 597
Fomento Economico Mexicano SAB de
CV - ADR 21,529 1,890
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 202,371 1,845
Grupo Bimbo SAB de CV 211,310 1,055
Grupo Carso SAB de CV 176,166 892
Grupo Financiero Banorte SAB de CV
Class O 12,424 103
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 2,770
Grupo Televisa SAB de CV - ADR 1,814,279 11,158
Industrias Bachoco SAB de CV 238,457 1,036
Orbia Advance Corp. SAB de CV 167,103 335
Wal-Mart de Mexico SAB de CV 381,882 1,496
33,010
Netherlands - 4.5%
ABN AMRO Bank NV(Þ) 373,795 6,190
Adyen NV(Æ)(Þ) 2,291 3,463
Aegon NV 422,727 2,318
Akzo Nobel NV 6,661 496
ASML Holding NV 19,091 12,643
Euronext NV(Þ) 8,055 653
EXOR NV(Æ) 27,332 2,172
Ferrari NV 30,866 7,697
HAL Trust 12,527 1,726
Heineken Holding NV 18,563 1,529
Heineken NV 174,917 17,431
Heineken NV - ADR 30,802 1,539
ING Groep NV 1,227,757 17,721
ING Groep NV - ADR 113,756 1,642
Koninklijke Ahold Delhaize NV 111,779 3,331
Koninklijke Ahold Delhaize NV - ADR 88,408 2,632
Koninklijke KPN NV 302,998 1,035
Koninklijke Philips NV 357,042 6,167
NEPI Rockcastle NV 347,128 2,155
PostNL NV - ADR 169,785 356
Qiagen NV(Æ) 34,575 1,679
Randstad NV 196,370 12,576
Shell PLC 1,083,069 31,800
Universal Music Group NV 181,710 4,649
VEON, Ltd.(Æ) 404,144 204
Wolters Kluwer NV 28,739 3,132
X5 Retail Group NV - GDR(Æ)(Š) 56,160 —
146,936
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd. 487,093 7,972
Meridian Energy, Ltd. 4,494 15
Spark New Zealand, Ltd. 468,220 1,590
9,577
Norway - 0.2%
DNB Bank ASA 21,219 397
Equinor ASA - ADR 71,600 2,179
Equinor ASA Class N 40,002 1,215
Norsk Hydro ASA 138,410 1,121

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 7,033 312
5,224
Peru - 0.1%
Credicorp , Ltd. 15,726 2,112
Philippines - 0.6%
AC Energy Corp. 377,190 48
Ayala Corp. 125,730 1,642
Ayala Land, Inc. 8,504,900 4,595
Bank of the Philippine Islands 1,481,150 2,847
BDO Unibank , Inc. 678,168 1,532
Megaworld Corp. 35,023,000 1,364
Metro Pacific Investments Corp. 19,679,000 1,459
Metropolitan Bank & Trust Co. - ADR 3,196,620 3,360
Monde Nissin Corp.(Þ) 1,350,300 328
SM Investments Corp. 24,290 411
SM Prime Holdings, Inc. 1,162,300 787
18,373
Poland - 0.2%
Bank Polska Kasa Opieki SA 166,109 3,554
KGHM Polska Miedz SA 115,297 3,773
7,327
Portugal - 0.0%
Energias de Portugal SA 55,699 277
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Æ)(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.3%
Saudi Arabian Mining Co.(Æ) 369,844 7,304
Saudi Telecom Co. 386,330 3,812
11,116
Singapore - 0.5%
CDL Hospitality Trusts(Æ) 10 —
City Developments, Ltd. 34,600 220
DBS Group Holdings, Ltd. 224,523 6,146
Oversea-Chinese Banking Corp., Ltd. 114,995 1,135
SEA, Ltd. - ADR(Æ) 11,597 748
Singapore Airlines, Ltd. 500,400 2,260
Singapore Exchange, Ltd. 153,800 1,085
Singapore Telecommunications, Ltd. 409,300 784
STMicroelectronics NV 44,447 2,100
United Overseas Bank, Ltd. 40,000 911
UOL Group, Ltd. 196,000 1,048
16,437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 1.1%
Anglo American PLC 297,341 12,792
Aspen Pharmacare Holdings, Ltd. 57,260 497
Barloworld, Ltd. - ADR 311,489 1,607
Bidvest Group, Ltd. (The) 163,201 2,112
Clicks Group, Ltd. 37,166 566
Discovery Holdings, Ltd. 359,899 2,849
FirstRand, Ltd. 31,737 118
Gold Fields, Ltd. - ADR 726,878 8,315
MTN Group, Ltd. 580,761 4,913
Northam Platinum Holdings, Ltd.(Æ) 57,676 567
Remgro, Ltd. 138,745 1,117
Thungela Resources, Ltd. 13,250 172
Zeda , Ltd.(Æ) 311,489 238
35,863
South Korea - 3.7%
CJ CheilJedang Corp. 2,265 636
CJ Logistics Corp. 7,381 544
Coway Co., Ltd. 52,656 2,395
Daewoo Engineering & Construction
Co., Ltd.(Æ) 63,417 249
Doosan Fuel Cell Co., Ltd.(Æ) 104,567 2,853
Hana Financial Group, Inc. 267,956 10,669
Hankook Tire & Technology Co., Ltd. 83,729 2,221
Hanmi Pharm Co., Ltd.(Æ) 5,683 1,187
Hanon Systems 40,874 306
Hansol Chemical Co., Ltd. 810 140
Hanwha Solutions Corp.(Æ) 26,072 970
HYBE Co., Ltd.(Æ) 8,953 1,410
Hyundai Glovis Co., Ltd. 4,672 633
Hyundai Marine & Fire Insurance Co.,
Ltd. 135,473 3,415
Hyundai Motor Co. 10,232 1,399
Industrial Bank of Korea 14,922 125
Kangwon Land, Inc.(Æ) 31,557 605
KB Financial Group, Inc. 381,900 17,401
Kia Corp. 76,954 4,203
Korea Electric Power Corp. 21,173 342
Korea Gas Corp.(Æ) 10,317 281
Korea Zinc Co., Ltd. 1,451 641
KT Corp. - ADR 276,910 3,963
Kumho Petrochemical Co., Ltd.(Æ) 3,298 397
LG Chem , Ltd. 43 24
LG Electronics, Inc. Class H 16,667 1,367
LG Energy Solution, Ltd.(Æ) 10,708 4,559
LG Uplus Corp. 35,871 325
NAVER Corp. 5,703 950
Orion Corp. 20,824 2,112
POSCO Holdings, Inc. 12,526 3,080
Samsung Biologics Co., Ltd.(Æ)(Þ) 4,881 3,158
Samsung Electro-Mechanics Co., Ltd. 9,068 1,061
Samsung Electronics Co., Ltd. 453,913 22,688
Samsung Engineering Co., Ltd.(Æ) 43,793 925
Samsung SDS Co., Ltd. 12,316 1,257
Shinhan Financial Group Co., Ltd. 206,486 6,996
SK Hynix, Inc. 197,418 14,368
Yuhan Corp. 31,616 1,347
121,202

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 1.5%
Acciona SA 6,693 1,309
Aena SME SA(Æ)(Þ) 10,876 1,631
Amadeus IT Group SA Class A(Æ) 122,575 7,711
Banco Bilboa Vizcaya Argentaria SA
- ADR 226,158 1,597
Banco Santander SA - ADR 143,063 499
CaixaBank SA 2,400,982 10,634
Cellnex Telecom SA(Þ) 173,493 6,808
EDP Renovaveis SA 60,884 1,326
Ferrovial SA 3,241 96
Iberdrola SA 310,302 3,629
Iberdrola SA - ADR 55,394 2,604
Industria de Diseno Textil SA 199,343 6,225
Red Electrica Corp. SA 48,382 857
Repsol SA - ADR 63,159 1,037
Repsol YPF SA - ADR 96,249 1,582
Telefonica SA - ADR 398,998 1,532
49,077
Sweden - 1.3%
Alleima AB(Æ) 46,084 230
Assa Abloy AB Class B 209,900 4,947
Atlas Copco AB(Æ) 238,918 2,826
Boliden AB(Æ) 22,945 1,032
Epiroc AB Class A 78,430 1,526
Essity AB Class A 54,947 1,441
Hexagon AB(Æ) 757,955 8,681
Husqvarna AB Class B 101,182 863
L E Lundbergforetagen AB Class B 47,696 2,211
Sandvik AB 230,424 4,766
Skandinaviska Enskilda Banken AB
Class A 112,699 1,363
Skandinaviska Enskilda Banken AB
Class C 132,633 1,784
SKF AB Class B 272,311 4,811
Svenska Cellulosa AB SCA Class B 44,745 621
Svenska Handelsbanken AB Class B 148,900 1,870
Swedish Match AB(Š) 53,319 587
Telefonaktiebolaget LM Ericsson Class
A 215,977 1,399
Telefonaktiebolaget LM Ericsson Class
B 235,906 1,367
Volvo Car AB Class B(Æ) 179,897 898
43,223
Switzerland - 4.1%
ABB, Ltd. 117,198 4,070
Accelleron Industries AG(Æ) 3,083 73
Adecco Group AG 121,399 4,502
Alcon, Inc. 66,781 5,035
Baloise Holding AG 6,483 1,064
Banque Cantonale Vaudoise 16,385 1,558
Barry Callebaut AG 329 686
BKW AG 10,710 1,541
Chocoladefabriken Lindt & Spruengli
AG 133 2,886
Cie Financiere Richemont SA Class A 34,143 5,264
Coca-Cola HBC AG(Æ) 75,793 1,839
Coca-Cola HBC AG - ADR(Æ) 30,508 740
Credit Suisse Group AG Class A 168,488 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EMS- Chemie Holding AG 1,465 1,090
Geberit AG 1,482 847
Georg Fischer AG 3,480 240
Givaudan SA 538 1,746
Julius Baer Group, Ltd. 145,009 9,292
Kuehne & Nagel International AG 2,623 625
Lonza Group AG 12,262 7,000
Novartis AG 217,634 19,683
Novartis AG - ADR 28,657 2,597
Partners Group Holding AG 4,024 3,782
Schindler Holding AG 10,684 2,260
SGS SA 714 1,741
Sika AG 5,644 1,607
Sonova Holding AG 3,690 923
Swatch Group AG (The) 14,922 980
Swatch Group AG (The) Class B 18,144 6,554
Swiss Life Holding AG 818 483
Swiss Prime Site AG Class A 5,286 471
Swisscom AG 561 331
UBS Group AG 1,703,369 36,284
Zurich Insurance Group AG 8,129 4,020
132,393
Taiwan - 4.5%
Advantech Co., Ltd. 36,000 411
Asustek Computer, Inc. 5,432 50
Cathay Financial Holding Co., Ltd. 388,000 553
Chang Hwa Commercial Bank, Ltd. 2,813,001 1,654
China Airlines, Ltd. 226,062 147
China Development Financial Holding
Corp. 1,229,691 544
China Steel Corp. Class H 1,052,956 1,115
Chunghwa Telecom Co., Ltd. 159,826 597
Chunghwa Telecom Co., Ltd. - ADR 110,623 4,098
CTBC Financial Holding Co., Ltd. 1,604,000 1,227
Delta Electronics, Inc. 150,000 1,454
E.Sun Financial Holding Co., Ltd. 1,115,581 914
Eva Airways Corp. 1,491,824 1,453
Evergreen Marine Corp. Taiwan, Ltd. 206,417 1,058
First Financial Holding Co., Ltd. 516,566 451
Formosa Petrochemical Corp. 226,000 634
Formosa Plastics Corp. 308,542 921
Fubon Financial Holding Co., Ltd. 483,786 976
Globalwafers Co., Ltd. 125,544 2,218
Hiwin Technologies Corp. 2,984 22
Hon Hai Precision Industry Co., Ltd. 4,329,114 14,441
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 128
Hua Nan Financial Holdings Co., Ltd. 4,344,753 3,306
International Games System Co., Ltd. 174,000 2,883
King Yuan Electronics Co., Ltd. 2,594,708 3,331
MediaTek , Inc. 472,240 11,444
Mega Financial Holding Co., Ltd. 107,386 115
Nan Ya Plastics Corp. 304,000 767
Nanya Technology Corp. 1,065,821 2,072
Novatek Microelectronics Corp. 229,000 2,737
Realtek Semiconductor Corp. 14,378 155
Shanghai Commercial & Savings Bank,
Ltd. (The) 795,000 1,235
Shin Kong Financial Holding Co., Ltd. 960,009 289

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SinoPac Financial Holdings Co., Ltd. 79,011 46
Taishin Financial Holding Co., Ltd. 900,780 490
Taiwan Business Bank 4,066,975 1,816
Taiwan Cooperative Financial Holding
Co., Ltd. 665,459 588
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,436,679 42,988
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 244,364 22,660
Unimicron Technology Corp. 850,000 3,930
United Microelectronics Corp. 6,109,317 9,979
WPG Holdings, Ltd. 55,038 88
Yageo Corp. 27,001 491
Yuanta Financial Holding Co., Ltd. 52,847 40
146,516
Thailand - 0.7%
Advanced Info Service PCL 278,300 1,647
Airports of Thailand PCL 352,700 795
Bangkok Dusit Medical Services PCL
Class F 356,100 322
Central Pattana PCL 400,800 868
CP ALL PCL 234,500 472
Digital Telecommunications
Infrastructure Fund Class F 4,410,700 1,818
Kasikornbank PCL 1,878,500 8,271
Krung Thai Bank PCL 1,520,200 808
Minor International PCL 104,709 106
PTT Exploration & Production PCL 163,100 851
PTT Global Chemical PCL 40,000 60
SCB X PCL 862,900 2,726
Siam Cement PCL (The) 19,000 194
Star Petroleum Refining PCL 6,303,000 2,200
Thai Union Group PCL Class F 231,700 112
21,250
Turkey - 0.0%
Arcelik AS 58,113 332
Ford Otomotiv Sanayi AS 3,109 85
Turk Telekomunikasyon AS 453,695 497
Turkcell Iletisim Hizmetleri AS 149,065 288
1,202
United Arab Emirates - 0.3%
Aldar Properties PJSC 2,779,646 3,307
Emaar Properties PJSC 1,957,941 2,968
Emirates NBD Bank PJSC 881,880 3,112
Emirates Telecommunications Group
Co. PJSC 231,251 1,620
11,007
United Kingdom - 7.0%
Antofagasta PLC 40,980 878
Ashtead Group PLC 12,181 802
Associated British Foods PLC 61,505 1,413
AstraZeneca PLC 145,961 19,093
Aviva PLC 361,516 2,034
Babcock International Group PLC(Æ) 572,032 2,157
BAE Systems PLC 246,479 2,605
Barclays PLC 2,075,211 4,759
BP PLC 2,051,234 12,410
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British American Tobacco PLC 94,131 3,593
British Land Co. PLC (The)(ö) 308,734 1,691
BT Group PLC 2,074,145 3,199
Bunzl PLC 43,949 1,613
Centrica PLC 1,588,051 1,981
CK Hutchison Holdings, Ltd. Class B 36,461 233
Compass Group PLC(Æ) 468,028 11,159
Croda International PLC(Æ) 24,750 2,109
Diageo PLC 171,493 7,451
easyJet PLC(Æ) 570,852 3,479
Endeavour Mining PLC 220,015 5,182
Experian PLC 63,953 2,338
GSK Finance No. 3 PLC 461,526 8,060
Halma PLC 19,331 514
HSBC Holdings PLC 2,020,114 14,893
HSBC Holdings PLC - ADR 84,522 3,122
Imperial Brands PLC - ADR 84,978 2,132
InterContinental Hotels Group PLC(Æ) 5,906 409
Intertek Group PLC 16,050 863
J Sainsbury PLC 3,906,622 12,672
John Wood Group PLC(Æ) 2,256,521 3,972
Kingfisher PLC 524,701 1,809
Land Securities Group PLC(ö) 213,373 1,871
London Stock Exchange Group PLC 20,139 1,845
Marks & Spencer Group PLC(Æ) 517,558 934
Mondi PLC 179,542 3,366
National Grid PLC 84,582 1,076
National Grid PLC - ADR 44,166 2,816
NatWest Group PLC 1,384,238 5,266
NatWest Group PLC - ADR 221,220 1,710
Noble Corp. PLC(Æ) 4,439 180
Pearson PLC 62,098 706
Prudential PLC 110,621 1,833
Reckitt Benckiser Group PLC 47,104 3,354
RELX PLC 108,766 3,233
RELX PLC - ADR 61,493 1,827
Rio Tinto PLC 4,261 333
Sage Group PLC (The) 81,346 780
Scottish & Southern Energy PLC 33,791 721
Segro PLC(ö) 99,266 1,022
Smith & Nephew PLC 91,510 1,260
Smith & Nephew PLC - ADR 53,139 1,477
Spirax-Sarco Engineering PLC 12,289 1,755
Standard Chartered PLC 1,552,306 13,001
TechnipFMC PLC(Æ) 90,333 1,255
Tesco PLC 2,675,345 8,127
Travis Perkins PLC 440,831 5,550
Tullow Oil PLC(Æ) 4,411,833 1,967
Unilever PLC 34,013 1,738
Vodafone Group PLC 1,259,173 1,451
Vodafone Group PLC - ADR 147,120 1,704
Weir Group PLC (The) 494,358 10,885
WPP PLC 358,677 4,184
225,852
United States - 5.2%
Abbott Laboratories 1,667 184
Accenture PLC Class A 48,241 13,462
Amdocs, Ltd. 72,497 6,665
Aon PLC Class A 37,393 11,916

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ferguson PLC 4,011 564
Grupo Cementos de Chihuahua SAB
de CV 338,260 2,714
Haleon PLC(Æ) 4,424,479 17,704
Holcim AG(Æ) 77,164 4,600
Jackson Financial, Inc. Class A 1,040 46
Las Vegas Sands Corp.(Æ) 101,792 6,006
Lululemon Athletica , Inc.(Æ) 15,455 4,743
MasterCard, Inc. Class A 1,606 595
MercadoLibre , Inc.(Æ) 7,642 9,030
Nestle SA 224,575 27,405
Nestle SA - ADR 21,237 2,595
Ovintiv , Inc. 3,635 179
Roche Holding AG 62,849 19,965
Roche Holding AG - ADR 85,555 3,349
Schlumberger, Ltd. 391,600 22,313
Schneider Electric SE 61,777 10,018
Stellantis NV 96,536 1,514
Tenaris SA 32,274 572
Visa, Inc. Class A 1,936 446
Willis Towers Watson PLC(Æ) 2,541 646
167,231
Total Common Stocks
(cost $2,510,935) 3,068,915
Preferred Stocks - 1.3%
Brazil - 0.1%
Banco Bradesco SA
7.608% (Ÿ) 888,235 2,453
Itau Unibanco Holding SA
3.952% (Ÿ) 91,615 457
2,910
Germany - 0.8%
Dr Ing hc F Porsche AG
0.000% (Æ) 14,989 1,778
Henkel AG & Co. KGaA
2.675% (Ÿ) 56,503 4,017
Porsche Automobil Holding SE
4.783% (Ÿ) 9,492 566
Sartorius AG
0.302% (Ÿ) 16,999 7,592
Volkswagen AG
20.531% (Ÿ) 76,715 10,599
24,552
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.696% (Ÿ) 307,508 13,857
Total Preferred Stocks
(cost $41,042) 41,319
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA(Æ)
2023 Warrants 28,062 32
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.0%
Minor International PCL(Æ)
2023 Warrants 16,941 2
2024 Warrants 56,369 7
9
Total Warrants and Rights
(cost $—) 41
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 73,853,476 (∞) 73,839
Total Short-Term Investments
(cost $73,831) 73,839
Total Investments - 98.4%
(identified cost $2,625,808) 3,184,114
Other Assets and Liabilities,
Net - 1.6%
52,873
Net Assets - 100.0%
3,236,987

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.7%
3SBio, Inc. 06/29/22 HKD 826,288 0 .82 680
902
ABN AMRO Bank NV 10/31/22 EUR 373,795 9 .99 3,733
6,190
Adyen NV 09/10/20 EUR 2,291 2,190 .08 5,017
3,463
Aena SME SA 01/13/23 EUR 10,876 146 .34 1,592
1,631
Akeso , Inc. 10/31/22 HKD 515,000 4 .05 2,085
3,135
Amundi SA 02/26/19 EUR 158,989 60 .94 9,689
10,421
Avenue Supermarts , Ltd. 01/13/23 INR 44,817 46 .66 2,091
1,923
Budweiser Brewing Co. APAC, Ltd. 08/05/22 HKD 248,361 2 .92 726
782
CALB Co., Ltd. 10/31/22 HKD 172,986 2 .66 460
553
Cellnex Telecom SA 04/18/19 EUR 173,493 35 .11 6,091
6,808
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0 .21 321
357
China International Capital Corp., Ltd. 06/28/22 HKD 249,751 2 .13 531
560
Covestro AG 03/17/20 EUR 272,087 39 .50 10,749
12,476
ESR Cayman, Ltd. 01/13/23 HKD 1,061,600 2 .18 2,316
2,135
Euronext NV 03/01/22 EUR 8,055 89 .09 718
653
Guotai Junan Securities Co., Ltd. 01/13/23 HKD 985,200 1 .25 1,228
1,209
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 8,875,820 1 .26 11,141
9,005
HDFC Life Insurance Co., Ltd. 03/02/22 INR 79,222 7 .14 566
561
Hydro One, Ltd. 04/18/19 CAD 32,728 16 .10 527
895
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 6,431 12 .74 82
89
ICICI Prudential Life Insurance Co., Ltd. 01/13/23 INR 417,705 5 .82 2,429
2,311
InterGlobe Aviation, Ltd. 03/25/21 INR 216,636 24 .63 5,336
5,632
Kuaishou Technology 06/28/22 HKD 1,436,100 9 .80 14,071
12,572
Longfor Group Holdings, Ltd. 01/18/19 HKD 160,765 2 .94 473
535
Meituan 01/13/20 HKD 748,419 21 .18 15,850
16,674
Midea Real Estate Holding, Ltd. 06/28/22 HKD 823,000 1 .56 1,283
1,249
Monde Nissin Corp. 06/22/21 PHP 1,350,300 0 .30 402
328
Nexi SpA 06/28/22 EUR 1,137 8 .56 10
10
Nongfu Spring Co., Ltd. 06/28/22 HKD 381,721 5 .70 2,177
2,167
Pirelli & C. SpA 04/28/20 EUR 11,373 3 .74 42
57
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 2,126,001 0 .59 1,253
1,445
Reliance Industries, Ltd. 06/03/15 USD 78,033 14 .13 1,102
4,476
Samsung Biologics Co., Ltd. 03/25/21 KRW 4,881 632 .78 3,089
3,158
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14 .37 550
571
Shandong Gold Mining Co., Ltd. 08/05/22 HKD 884,250 1 .77 1,565
1,705
Siemens Healthineers AG 12/21/20 EUR 10,301 51 .16 527
550
WH Group, Ltd. 10/26/15 HKD 4,891,326 0 .67 3,261
3,007
Worldline SA 06/28/22 EUR 1,763 40 .16 71
80
Zalando SE 09/26/22 EUR 22,674 19 .26 437 1,051
121,326
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 596 02/23
(3)
Australian Dollar Currency Futures 1,251 USD 88,377 03/23
2,387
British Pound Currency Futures 275 USD 21,197 03/23
(117)
CAC40 Euro Index Futures 20 EUR 1,418 02/23
(3)
Canadian Dollar Currency Futures 864 USD 64,951 03/23
1,202

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Futures Contracts
Amounts in thousands (except contract amounts )
Dow Jones Index Futures 3 EUR 1,138 03/23
95
EURO STOXX 50 Index Futures 18 EUR 751 03/23
69
FTSE 100 Index Futures 57 GBP 4,417 03/23
178
FTSE/MIB Index Futures 3 EUR 400 03/23
48
IBEX 35 Index Futures 4 EUR 362 02/23
5
Japanese Yen Currency Futures 816 USD 78,780 03/23
2,260
New Zealand Dollar Currency Futures 45 USD 2,909 03/23
4
Norwegian Krone Currency Futures 103 USD 20,647 03/23
(579)
OMXS30 Index Futures 16 SEK 3,522 02/23
(3)
S&P/TSX 60 Index Futures 344 CAD 86,268 03/23
2,239
SPI 200 Index Futures 784 AUD 145,530 03/23
4,071
Swiss Franc Currency Futures 157 USD 21,525 03/23
415
TOPIX Index Futures 294 JPY 5,807,970 03/23 917
Short Positions
Euro Currency Futures 348 USD 47,382 03/23
(337)
Hang Seng Index Futures 136 HKD 148,934 02/23
582
MSCI Emerging Markets Index Futures 1,375 USD 71,816 03/23
(2,428)
MSCI Singapore Index Futures 424 SGD 12,911 02/23
16
S&P 500 E-Mini Index Futures 402 USD 82,209 03/23 (1,816)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 9,202
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 203 EUR 187 02/01/23 1
Bank of America USD 48 EUR 44 02/02/23 —
Bank of America USD 206 HKD 1,614 02/02/23 —
Bank of America USD 29 SEK 300 02/01/23 —
Bank of America USD 5 SEK 50 02/02/23 —
Royal Bank of Canada USD 612 HKD 4,794 02/01/23 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,165 $ — $ —
$ —
$ 2,165
Australia 4,129 48,118 —
—
52,247
Austria — 11,682 —
—
11,682
Belgium — 11,537 —
—
11,537
Brazil 56,713 — —
—
56,713
Canada 179,459 — —
—
179,459
Chile 9,961 — —
—
9,961
China 44,571 308,974 —
—
353,545

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Colombia 1,962 — —
—
1,962
Denmark 1,591 35,393 —
—
36,984
Finland — 24,694 —
—
24,694
France 10,617 226,054 —
—
236,671
Germany 7,273 113,783 —
—
121,056
Ghana 2,939 — —
—
2,939
Greece — 7,263 —
—
7,263
Hong Kong 2,408 67,652 —
—
70,060
India 137 105,738 —
—
105,875
Indonesia 3,715 20,096 —
—
23,811
Ireland 17,869 50,006 —
—
67,875
Israel 2,948 6,644 —
—
9,592
Italy 3,920 51,751 —
—
55,671
Japan 13,516 374,011 —
—
387,527
Jordan — 1,191 —
—
1,191
Kazakhstan — 8,163 —
—
8,163
Kenya — 1,243 —
—
1,243
Luxembourg 46 16,445 —
—
16,491
Malaysia — 7,333 —
—
7,333
Mexico 33,010 — —
—
33,010
Netherlands 9,144 137,792 —
—
146,936
New Zealand — 9,577 —
—
9,577
Norway 2,179 3,045 —
—
5,224
Peru 2,112 — —
—
2,112
Philippines — 18,373 —
—
18,373
Poland — 7,327 —
—
7,327
Portugal — 277 —
—
277
Russia — — —
—
—
Saudi Arabia — 11,116 —
—
11,116
Singapore 747 15,690 —
—
16,437
South Africa 8,553 27,310 —
—
35,863
South Korea 3,963 117,239 —
—
121,202
Spain 7,315 41,762 —
—
49,077
Sweden — 42,636 587
—
43,223
Switzerland 4,636 127,757 —
—
132,393
Taiwan 26,759 119,757 —
—
146,516
Thailand — 21,250 —
—
21,250
Turkey — 1,202 —
—
1,202
United Arab Emirates — 11,007 —
—
11,007
United Kingdom 18,164 207,688 —
—
225,852
United States 84,889 82,342 —
—
167,231
Preferred Stocks 2,910 38,409 — — 41,319

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 93
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Warrants and Rights 41 — — — 41
Short-Term Investments — — — 73,839 73,839
Total Investments 570,361 2,539,327 587 73,839 3,184,114
Other Financial Instruments
Assets
Futures Contracts 14,488 — — — 14,488
Foreign Currency Exchange Contracts 1 — — — 1
Liabilities
Futures Contracts (5,286) — — — (5,286)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ 9,202 $ — $ — $ — $ 9,202
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
515,641
Consumer Staples ...............................................................................
215,859
Energy ................................................................................................
181,948
Financial Services ..............................................................................
738,433
Health Care ........................................................................................
241,997
Materials and Processing ...................................................................
315,920
Producer Durables ..............................................................................
338,577
Technology .........................................................................................
386,474
Utilities ...............................................................................................
134,066
Preferred Stocks
Consumer Discretionary ....................................................................
12,943
Consumer Staples ...............................................................................
4,017
Financial Services ..............................................................................
2,910
Producer Durables ..............................................................................
7,592
Technology .........................................................................................
13,857

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed International Equity Fund
Warrants and Rights ...................................................................
41
Short-Term Investments .............................................................
73,839
Total Investments ............................................................................... 3,184,114

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.2%
Argentina - 0.1%
Corp. America Airports SA(Æ) 98,028 924
Australia - 6.0%
Atlas Arteria, Ltd. 1,780,906 8,683
Aurizon Holdings, Ltd. 772,681 2,020
Beach Energy, Ltd. 877,470 942
BHP Group, Ltd. 44,197 1,546
BHP Group, Ltd. - ADR 87,340 3,062
Fortescue Metals Group, Ltd. 306,084 4,855
Glencore PLC 1,427,652 9,585
Jupiter Mines, Ltd. 1,778,870 289
Mineral Resources, Ltd. 18,902 1,199
Perenti Global, Ltd.(Æ) 522,205 464
Qube Holdings, Ltd. 580,855 1,262
Rio Tinto, Ltd. - ADR 16,329 1,471
Sandfire Resources, Ltd. 296,012 1,332
South32, Ltd. Class B 440,322 1,423
Transurban Group - ADR(Æ) 1,659,558 16,263
Woodside Energy Group, Ltd. 29,919 777
55,173
Austria - 0.4%
Mondi PLC 36,784 692
OMV AB 58,212 2,905
3,597
Bermuda - 0.0%
BW Energy, Ltd.(Æ) 1,646 5
China Water Affairs Group, Ltd. 415,320 361
366
Brazil - 1.6%
Adecoagro SA 210,748 1,781
CCR SA 612,384 1,419
Centrais Eletricas Brasileiras SA - ADR 39,766 320
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 406
Cia Energetica de Minas Gerais - ADR 173,774 389
Enauta Participacoes SA 103,542 307
Petroleo Brasileiro SA 52,145 303
Petroleo Brasileiro SA - ADR 18,546 215
Sao Martinho SA 305,231 1,504
SLC Agricola SA 57,021 576
Suzano Papel e Celulose SA 72,980 666
Suzano SA - ADR 134,844 1,238
Vale SA 180,854 3,366
Vale SA Class B - ADR 115,361 2,155
Yara International ASA 6,497 289
14,934
Canada - 4.8%
Agnico Eagle Mines, Ltd. 5,248 296
Anaergia, Inc.(Æ) 74,862 339
ARC Resources, Ltd. 111,946 1,301
Barrick Gold Corp. 40,403 790
Canadian Natural Resources, Ltd. 14,192 871
Canadian Solar, Inc.(Æ) 65,508 2,756
Emera, Inc. 41,347 1,646
Enbridge, Inc. 164,270 6,726
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enerflex, Ltd. 88,543 639
Franco-Nevada Corp. Class T 9,445 1,386
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,020
Ivanhoe Mines, Ltd. Class A(Æ) 564,525 5,304
Largo, Inc.(Æ) 136,927 871
Li-Cycle Holdings Corp.(Æ) 103,736 564
Nutrien, Ltd. 53,882 4,460
Pembina Pipeline Corp. 179,611 6,373
Suncor Energy, Inc. 20,606 715
TC Energy Corp.(Æ) 93,893 4,046
Teck Resources, Ltd. Class B 59,303 2,566
Vermilion Energy, Inc. 43,155 662
Westshore Terminals Investment Corp. 24,184 446
Wheaton Precious Metals Corp. 12,540 573
44,352
Chile - 0.6%
Antofagasta PLC 29,173 625
Sociedad Quimica y Minera de Chile
SA - ADR 46,132 4,500
5,125
China - 1.4%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 378,000 288
China Gas Holdings, Ltd. 666,258 1,040
China Longyuan Power Group Corp.,
Ltd. Class H 184,000 253
China Merchants Port Holdings Co.,
Ltd. 411,468 578
China Oilfield Services, Ltd. Class H 464,000 559
COSCO SHIPPING Ports, Ltd. 409,093 310
ENN Energy Holdings, Ltd. 204,912 3,084
Guangdong Investment, Ltd. 832,001 906
Guanghui Energy Co., Ltd. Class A 167,000 254
Inner Mongolia Eerduosi Resources
Co., Ltd. Class A 210,094 523
Jiangsu Expressway Co., Ltd. Class H 2,424,850 2,390
Shenzhen International Holdings, Ltd. 582,000 568
Western Mining Co., Ltd. Class A 353,600 609
Wilmar International, Ltd. 265,000 825
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 60,659 62
Yuexiu Transport Infrastructure, Ltd. 582,000 345
Zhejiang Expressway Co., Ltd. Class H 610,000 528
13,122
Colombia - 0.0%
Ecopetrol SA - ADR 9,843 112
Denmark - 0.6%
Orsted A/S Class A(Þ) 12,711 1,133
Vestas Wind Systems A/S 138,047 4,033
5,166
Finland - 0.4%
Kemira OYJ 20,297 330
Neste OYJ 17,636 841
Stora Enso OYJ Class R 44,036 630

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 45,813 1,661
3,462
France - 3.1%
Aeroports de Paris 29,915 4,633
Eiffage SA 7,174 766
Engie SA 48,151 685
Eramet SA 2,144 214
Gaztransport Et Technigaz SA 130 14
Getlink SE 537,510 9,096
Rubis SCA 66,722 1,865
Technip Energies NV 20,026 389
TotalEnergies SE 47,337 2,941
Veolia Environnement SA 84,239 2,500
Vilmorin & Cie SA 11,761 592
Vinci SA 40,732 4,595
28,290
Germany - 0.4%
E.ON SE 83,362 906
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,821 670
K+S AG 41,174 984
RWE AG 15,572 691
ThyssenKrupp AG - ADR 8,043 63
3,314
Ghana - 1.2%
Kosmos Energy, Ltd.(Æ) 1,391,760 11,009
Hong Kong - 0.1%
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 1,114,000 526
Nine Dragons Paper Holdings, Ltd. 357,000 321
847
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 244,503 1,828
India - 0.3%
Reliance Industries, Ltd. - GDR(Þ) 43,995 2,523
Ireland - 0.1%
Smurfit Kappa Group PLC 34,361 1,443
Israel - 0.3%
Delek Group, Ltd.(Æ) 2,687 292
Equital, Ltd.(Æ) 10,134 283
ICL Group, Ltd. 80,378 639
Israel Corp., Ltd. (The) 2,643 977
Naphtha Israel Petroleum Corp., Ltd.
(Æ) 56,274 288
2,479
Italy - 0.7%
Enav SpA(Þ) 68,023 313
Enel SpA 265,500 1,563
Eni SpA - ADR 92,230 1,422
Hera SpA 371,435 1,067
Infrastrutture Wireless Italiane SpA(Þ) 159,502 1,749
6,114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan - 0.9%
Ebara Corp. 28,800 1,221
Hitachi Zosen Corp. 2,500 17
Inpex Corp. 139,100 1,533
Japan Airport Terminal Co., Ltd.(Æ) 26,300 1,367
Japan Petroleum Exploration Co., Ltd. 21,500 697
JFE Holdings, Inc. 5,600 74
Kubota Corp. 15,000 225
Mitsubishi Materials Corp. 56,800 976
Nippon Steel Corp. 30,000 624
Nittetsu Mining Co., Ltd. 21,200 591
Sumitomo Metal Mining Co., Ltd. 21,500 870
West Japan Railway Co. 8,100 339
8,534
Luxembourg - 0.1%
ArcelorMittal SA(Æ) 37,979 1,174
Mexico - 2.5%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 913
Grupo Aeroportuario del Pacifico SAB
de CV Class B 296,041 5,111
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 10,608 1,830
Grupo Aeroportuario del Sureste SAB
de CV Class B 280,098 7,608
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,826
Grupo Mexico SAB de CV 1,018,715 4,530
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,343
23,161
Netherlands - 1.3%
OCI NV 3,438 117
Shell PLC 391,453 11,498
11,615
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 822,308 4,526
Norway - 0.6%
Austevoll Seafood ASA 127,729 1,265
Borregaard ASA - ADR 22,679 350
BW Offshore, Ltd.(Æ) 50,269 134
DNO ASA 659,139 811
Equinor ASA Class N 94,353 2,866
5,426
Poland - 0.2%
Polski Koncern Naftowy ORLEN SA 107,012 1,609
Portugal - 0.8%
Galp Energia SGPS SA Class B 537,765 7,356
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MMC Norilsk Nickel PJSC(Š) 17,897 —
MMC Norilsk Nickel PJSC - ADR(Š) 9 —
Novatek PJSC(Š) 93,200 —
PhosAgro PJSC Depositary Receipt(Š) 11,936 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š) 1 —
Ros Agro PLC - GDR(Æ)(Š) 66,112 —
Rosneft Oil Co. PJSC(Š) 97,843 —
Tatneft PJSC(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
South Africa - 1.4%
African Rainbow Minerals, Ltd. 51,514 843
Anglo American Platinum, Ltd. 7,868 585
Anglo American PLC 136,757 5,895
Gold Fields, Ltd. - ADR 38,878 445
Impala Platinum Holdings, Ltd. 216,332 2,510
Sasol, Ltd. - ADR 21,624 392
Sibanye Stillwater, Ltd. 914,869 2,425
Thungela Resources, Ltd. 7,364 96
13,191
South Korea - 0.2%
POSCO Holdings, Inc. 4,711 1,158
Young Poong Corp. 760 388
1,546
Spain - 2.9%
Aena SME SA(Æ)(Þ) 107,970 16,195
Iberdrola SA 569,848 6,664
Repsol SA - ADR 234,410 3,848
26,707
Sweden - 0.2%
Boliden AB(Æ) 6,435 289
Svenska Cellulosa AB SCA Class B 94,077 1,306
1,595
Switzerland - 0.7%
Flughafen Zurich AG(Æ) 31,008 5,642
SIG Group AG(Æ) 25,243 626
6,268
Thailand - 0.1%
PTT Exploration & Production PCL 231,000 1,206
PTT PCL 247,800 251
1,457
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 296,979 841
Ukraine - 0.1%
Ferrexpo PLC 331,166 647
United Kingdom - 2.0%
BP PLC 1,168,022 7,067
Central Asia Metals PLC 45,010 157
DS Smith PLC 191,657 835
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EnQuest PLC(Æ) 1,644,647 444
Harbour Energy PLC 24,648 95
National Grid PLC 202,182 2,572
Noble Corp. PLC(Æ) 23,253 941
Scottish & Southern Energy PLC 221,365 4,725
Serica Energy PLC 43,532 136
Severn Trent PLC Class H 42,913 1,494
18,466
United States - 56.0%
Aemetis, Inc.(Æ) 74,883 350
AGCO Corp. 35,040 4,840
Agree Realty Corp.(ö) 112,611 8,404
Albemarle Corp. 2,630 740
Alcoa Corp. 52,484 2,742
Alexander & Baldwin, Inc.(ö) 20,622 413
Alexandria Real Estate Equities, Inc.(ö) 52,836 8,493
Alliant Energy Corp. 38,123 2,060
Alpine Income Property Trust, Inc.(ö) 49,678 1,018
Amcor PLC 39,896 481
Ameresco, Inc. Class A(Æ) 73,389 4,731
American Electric Power Co., Inc. 9,070 852
American Homes 4 Rent Class A(ö) 203,427 6,976
American Tower Corp.(ö) 7,057 1,576
American Water Works Co., Inc. 5,961 933
Americold Realty Trust, Inc.(ö) 19,809 622
Apartment Income REIT Corp.(ö) 39,688 1,518
Apple Hospitality REIT, Inc.(ö) 117,116 2,076
Archer-Daniels-Midland Co. 16,121 1,336
Atmos Energy Corp. 4,584 539
AvalonBay Communities, Inc.(ö) 84,094 14,922
Avery Dennison Corp. 2,165 410
Avista Corp. 5,807 232
Boston Properties, Inc.(ö) 9,021 672
Brixmor Property Group, Inc.(ö) 34,730 817
Camden Property Trust(ö) 8,255 1,017
CenterPoint Energy, Inc. 74,571 2,246
CF Industries Holdings, Inc. 2,899 246
Cheniere Energy, Inc. 63,750 9,740
Chevron Corp. 13,269 2,309
Civitas Resources, Inc. 12,673 843
Clean Energy Fuels Corp.(Æ) 319,812 1,810
CNX Resources Corp.(Æ) 22,415 375
ConocoPhillips Co. 13,303 1,621
Consolidated Edison, Inc. 8,593 819
Constellation Energy Corp. 9,845 840
Corteva, Inc. 21,042 1,356
Crown Castle, Inc.(ö) 4,954 734
CSX Corp. 19,281 596
CubeSmart(ö) 15,152 694
Darling Ingredients, Inc.(Æ) 58,296 3,864
Deere & Co. 4,304 1,820
DiamondRock Hospitality Co.(ö) 27,431 264
Digital Realty Trust, Inc.(ö) 35,723 4,095
Dominion Energy, Inc. 84,510 5,378
DT Midstream, Inc. 59,857 3,272
DTE Energy Co. 2,635 307
Duke Energy Corp. 83,348 8,539
EastGroup Properties, Inc.(ö) 41,845 7,040
Edison International 2,654 183

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Entergy Corp. 22,840 2,473
Enterprise Products Partners, LP 28,820 738
EOG Resources, Inc. 8,795 1,163
Equinix, Inc.(Æ)(ö) 37,524 27,698
Equity LifeStyle Properties, Inc. Class
A(ö) 150,650 10,814
Equity Residential(ö) 52,692 3,354
Essential Properties Realty Trust, Inc.
(ö) 187,418 4,775
Essex Property Trust, Inc.(ö) 9,185 2,076
Evergy, Inc. 19,905 1,247
Eversource Energy(Æ) 17,417 1,434
Exelon Corp. 110,643 4,668
Extra Space Storage, Inc.(ö) 21,172 3,342
Exxon Mobil Corp. 32,569 3,778
Farmland Partners, Inc.(ö) 34,149 440
Federal Realty Investment Trust(Æ) 2,601 290
First Industrial Realty Trust, Inc.(ö) 87,714 4,680
First Solar, Inc.(Æ) 3,023 537
FirstEnergy Corp. 56,257 2,304
FMC Corp. 7,889 1,050
Freeport-McMoRan, Inc. 134,579 6,005
Gaming and Leisure Properties, Inc.(ö) 44,116 2,363
GrafTech International, Ltd. 186,624 1,220
Green Plains, Inc.(Æ) 79,271 2,756
Halliburton Co. 31,579 1,302
Healthcare Realty Holdings, LP(ö) 34,749 748
Healthpeak Properties, Inc.(ö) 216,543 5,951
Hess Corp. 33,192 4,984
Host Hotels & Resorts, Inc.(ö) 56,029 1,056
Hyatt Hotels Corp. Class A(Æ) 14,044 1,533
Independence Realty Trust, Inc.(ö) 25,468 480
International Paper Co. 10,654 446
Invitation Homes, Inc.(ö) 81,030 2,634
Iron Mountain, Inc.(ö) 141,275 7,711
Kinder Morgan, Inc. 262,246 4,799
Kite Realty Group Trust(ö) 294,705 6,395
KRC Interim Corp.(ö) 383,629 8,616
Lamar Advertising Co. Class A(ö) 7,259 773
Laredo Petroleum, Inc.(Æ) 7,169 403
Life Storage, Inc.(Æ)(ö) 52,696 5,693
Livent Corp.(Æ) 103,961 2,695
Macerich Co. (The)(ö) 20,247 278
Magellan Midstream Partners, LP 10,603 566
Magnolia Oil & Gas Corp.(Æ) 69,013 1,629
Medical Properties Trust, Inc.(ö) 43,656 565
Mid-America Apartment Communities,
Inc.(ö) 70,276 11,716
Montauk Renewables, Inc.(Æ) 3,929 44
Mosaic Co. (The) 73,942 3,663
National Retail Properties, Inc.(ö) 2,618 124
NETSTREIT Corp.(ö) 79,014 1,591
Newmont Corp. 20,584 1,089
NexPoint Residential Trust, Inc.(ö) 8,489 429
NextEra Energy, Inc. 182,213 13,599
NexTier Oilfield Solutions, Inc.(Æ) 66,298 625
NiSource, Inc. 31,808 883
Norfolk Southern Corp. 3,128 769
Nucor Corp. 8,157 1,379
Omega Healthcare Investors, Inc.(ö) 37,063 1,091
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONE Gas, Inc. 6,425 529
ONEOK, Inc. 11,060 757
Orion Office REIT, Inc.(ö) 25,582 247
Ovintiv, Inc. 9,708 477
Park Hotels & Resorts, Inc.(ö) 116,679 1,716
Permian Resources Corp. 20,008 218
Phillips 66 640 64
Pinnacle West Capital Corp. 12,745 950
Pioneer Natural Resources Co. 3,888 896
PNM Resources, Inc. 17,363 859
Portland General Electric Co. 8,886 423
PPL Corp. 70,110 2,075
Prologis, LP(ö) 289,061 37,370
ProPetro Holding Corp.(Æ) 73,657 733
Public Service Enterprise Group, Inc. 11,268 698
Public Storage(ö) 62,265 18,950
Rayonier, Inc.(ö) 12,312 448
Realty Income Corp.(ö) 201,169 13,645
Regal Rexnord Corp. 3,044 424
Regency Centers Corp.(ö) 5,756 384
Reliance Steel & Aluminum Co. 1,306 297
Republic Services, Inc. Class A 17,054 2,129
Retail Opportunity Investments Corp.
(ö) 12,311 195
REX American Resources Corp.(Æ) 17,481 572
Rexford Industrial Realty, Inc.(ö) 62,100 3,942
Ryman Hospitality Properties, Inc.(ö) 70,218 6,523
Sabra Health Care REIT, Inc.(ö) 366,892 4,953
SBA Communications Corp.(ö) 5,645 1,680
Select Energy Services, Inc. Class A 53,353 468
Sempra Energy 23,813 3,818
Service Properties Trust(ö) 37,197 331
Simon Property Group, Inc.(ö) 116,553 14,972
SITE Centers Corp.(ö) 25,059 342
SolarEdge Technologies, Inc.(Æ) 14,050 4,484
Southern Co. (The) 23,789 1,610
Southwestern Energy Co.(Æ) 40,314 223
STAG Industrial, Inc.(ö) 9,099 324
Steel Dynamics, Inc. 3,541 427
STORE Capital Corp.(ö) 13,652 440
Sun Communities, Inc.(ö) 22,785 3,574
Sunrun, Inc.(Æ) 182,421 4,794
Sunstone Hotel Investors, Inc.(ö) 57,880 636
Talos Energy, Inc.(Æ) 21,989 436
Targa Resources Corp. 84,066 6,307
Terreno Realty Corp.(ö) 14,094 908
UDR, Inc.(ö) 28,253 1,203
UGI Corp. 11,598 462
Union Pacific Corp. 4,120 841
Ventas, Inc.(ö) 251,959 13,054
Veris Residential, Inc.(Æ)(ö) 26,987 467
VICI Properties, Inc.(ö) 458,745 15,680
W&T Offshore, Inc.(Æ) 36,405 226
WEC Energy Group, Inc.(Æ) 7,874 740
Welltower, Inc.(ö) 63,267 4,748
Weyerhaeuser Co.(ö) 54,876 1,889
Williams Cos., Inc. (The) 46,843 1,510
WP Carey, Inc.(ö) 101,965 8,721
Xcel Energy, Inc. 82,061 5,643

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurn Water Solutions Corp. 13,656 298
514,955
Zambia - 0.3%
First Quantum Minerals, Ltd. 140,483 3,259
Total Common Stocks
(cost $679,784) 856,513
Preferred Stocks - 1.7%
Brazil - 1.7%
Bradespar SA
11.892% (Ÿ) 1,627,721 10,229
Petroleo Brasileiro SA
39.575% (Ÿ) 1,039,967 5,341
15,570
Russia - 0.0%
Surgutneftegas PJSC
17.128% (Š)(Ÿ) 1,385,000 —
Tatneft PJSC
12.239% (Š)(Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $16,687) 15,570
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 40,507,883 (∞) 40,500
Total Short-Term Investments
(cost $40,496) 40,500
Total Investments - 99.3%
(identified cost $736,967) 912,583
Other Assets and Liabilities,
Net - 0.7%
6,725
Net Assets - 100.0%
919,308

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.4%
Aena SME SA 04/22/20 EUR 107,970 146 .69 15,838
16,195
Enav SpA 09/28/22 EUR 68,023 3 .56 242
313
Infrastrutture Wireless Italiane SpA 05/17/21 EUR 159,502 10 .81 1,724
1,749
Orsted A/S 02/14/22 DKK 12,711 90 .93 1,156
1,133
Reliance Industries, Ltd. 02/24/21 43,995 59 .77 2,630
2,523
21,913
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 142 USD 29,039 03/23 1,143
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 924 $ — $ —
$ —
$ 924
Australia — 55,173 —
—
55,173
Austria — 3,597 —
—
3,597
Bermuda — 366 —
—
366
Brazil 14,646 288 —
—
14,934
Canada 44,352 — —
—
44,352
Chile 4,500 625 —
—
5,125
China — 13,122 —
—
13,122
Colombia 112 — —
—
112
Denmark — 5,166 —
—
5,166
Finland — 3,462 —
—
3,462
France — 28,290 —
—
28,290
Germany — 3,314 —
—
3,314
Ghana 11,009 — —
—
11,009
Hong Kong — 847 —
—
847
Hungary — 1,828 —
—
1,828
India — 2,523 —
—
2,523
Ireland — 1,443 —
—
1,443
Israel — 2,479 —
—
2,479

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 101
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Italy — 6,114 —
—
6,114
Japan — 8,534 —
—
8,534
Luxembourg — 1,174 —
—
1,174
Mexico 23,161 — —
—
23,161
Netherlands — 11,615 —
—
11,615
New Zealand — 4,526 —
—
4,526
Norway — 5,426 —
—
5,426
Poland — 1,609 —
—
1,609
Portugal — 7,356 —
—
7,356
Russia — — —
—
—
South Africa 445 12,746 —
—
13,191
South Korea — 1,546 —
—
1,546
Spain — 26,707 —
—
26,707
Sweden — 1,595 —
—
1,595
Switzerland — 6,268 —
—
6,268
Thailand — 1,457 —
—
1,457
Turkey — 841 —
—
841
Ukraine — 647 —
—
647
United Kingdom — 18,466 —
—
18,466
United States 514,955 — —
—
514,955
Zambia 3,259 — —
—
3,259
Preferred Stocks 15,570 — — — 15,570
Short-Term Investments — — — 40,500 40,500
Total Investments 632,933 239,150 — 40,500 912,583
Other Financial Instruments
Assets
Futures Contracts 1,143 — — — 1,143
Total Other Financial Instruments
*
$ 1,143 $ — $ — $ — $ 1,143
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
2,374
Consumer Staples ...............................................................................
5,782
Energy ................................................................................................
118,253
Financial Services ..............................................................................
334,667
Materials and Processing ...................................................................
126,335
Producer Durables ..............................................................................
113,129
Technology .........................................................................................
1,948
Utilities ...............................................................................................
154,025
Preferred Stocks
Energy ................................................................................................
5,341
Financial Services ..............................................................................
10,229
Short-Term Investments .............................................................
40,500
Total Investments ............................................................................... 912,583

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 91.6%
Asset-Backed Securities - 3.2%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 690 545
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 758 672
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 54
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 94 82
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 274 212
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 387 369
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 194 185
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 922 830
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 590 501
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 114 100
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,257 1,003
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 841 764
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 634 539
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 375 327
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 490 439
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 57 57
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 863
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 189 175
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 123 115
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 253 217
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 285 246
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 711 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 420 321
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 222 204
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 330
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 968 906
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 361
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 478
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 533
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 842
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 398
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 383
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 779
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 447
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 486
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 537 495
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 592 460
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 329 257
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 810 637
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 437 396
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 475 442
Whirlpool Corp.
Series 2021-1A Class D
2.900% due 01/20/35 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 250 229
18,232
Corporate Bonds and Notes - 35.7%
AbbVie, Inc.
Series WI
3.850% due 06/15/24 215 212
Acuris Finance US, Inc. / Acuris
Finance SARL

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 05/01/28 (Þ) 556 454
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 320
5.125% due 03/01/30 (Þ) 851 757
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 1,299 1,233
Aetna, Inc.
3.500% due 11/15/24 226 221
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 643 547
Agilent Technologies, Inc.
2.300% due 03/12/31 267 224
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 153
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 13
Aircastle, Ltd.
4.250% due 06/15/26 233 225
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 291 276
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 318
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 271 269
Alliant Holdings Intermediate LLC /
Alliant Holdings Co-Issuer
6.750% due 10/15/27 (Þ) 489 457
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 267
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 221 214
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 459
Altria Group, Inc.
2.350% due 05/06/25 85 81
5.800% due 02/14/39 213 205
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 892 874
5.750% due 04/20/29 (Þ) 343 332
American Builders & Contractors
Supply Co., Inc.
3.875% due 11/15/29 (Þ) 1,000 852
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 326 248
American Homes 4 Rent, LP
4.250% due 02/15/28 261 250
American Tower Corp.
3.375% due 05/15/24 213 208
Apache Corp.
4.375% due 10/15/28 194 179
6.000% due 01/15/37 208 197
5.100% due 09/01/40 290 253
5.250% due 02/01/42 72 60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 04/15/43 118 93
5.350% due 07/01/49 583 482
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 316 259
Apple, Inc.
2.500% due 02/09/25 219 211
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 334
Arconic Corp.
6.125% due 02/15/28 (Þ) 1,000 961
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 145
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 296
Ares Capital Corp.
3.250% due 07/15/25 156 147
AthenaHealth Group, Inc.
6.500% due 02/15/30 (Þ) 797 660
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 337
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 213 211
Avient Corp.
7.125% due 08/01/30 (Þ) 373 376
Avnet, Inc.
4.625% due 04/15/26 500 489
3.000% due 05/15/31 500 409
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 288 272
Bank of America Corp.
3.705% due 04/24/28 (USD 3 Month
LIBOR + 1.512%)(Ê) 235 224
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 354
14.000% due 10/15/30 (Þ) 88 55
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 835 626
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 255
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 261 224
Berkshire Hathaway, Inc.
3.125% due 03/15/26 220 214
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 220
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 235 217
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 311 274
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 175
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,195 1,081

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 157 149
Boyd Gaming Corp.
4.750% due 06/15/31 (Þ) 1,000 900
Series WI
4.750% due 12/01/27 344 327
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 298 275
Brown & Brown, Inc.
4.200% due 09/15/24 214 211
Buckeye Partners, LP
3.950% due 12/01/26 388 355
4.125% due 12/01/27 179 162
5.850% due 11/15/43 201 154
5.600% due 10/15/44 105 80
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 385 359
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 326 250
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 135
7.000% due 02/15/30 (Þ) 209 213
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 242
Carnival Corp.
5.750% due 03/01/27 (Þ) 471 391
6.000% due 05/01/29 (Þ) 523 413
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 540
Carriage Services, Inc.
4.250% due 05/15/29 (Þ) 1,000 823
Carrier Global Corp.
Series WI
2.242% due 02/15/25 224 213
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š)(Ø)(Æ) 475 —
CBRE Services, Inc.
4.875% due 03/01/26 212 211
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 561
4.250% due 01/15/34 (Þ) 1,872 1,459
Series DMTN
5.000% due 02/01/28 (Þ) 321 300
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 240 216
Celanese US Holdings LLC
6.379% due 07/15/32 1,150 1,158
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 549 469
Series G
6.875% due 01/15/28 190 154
Series P
7.600% due 09/15/39 177 119
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 170 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 400
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 340
Chevron Corp.
1.554% due 05/11/25 225 212
0.687% due 08/12/25 234 213
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 580 509
6.125% due 04/01/30 (Þ) 340 204
5.250% due 05/15/30 (Þ) 200 161
4.750% due 02/15/31 (Þ) 694 531
Citigroup, Inc.
6.125% due 08/25/36 237 251
Citizens Financial Group, Inc.
2.500% due 02/06/30 336 285
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 206 205
Cleveland-Cliffs Inc.
6.250% due 10/01/40 272 245
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 578 507
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 176
8.750% due 04/15/30 (Þ) 633 559
Coca-Cola Co. (The)
1.000% due 03/15/28 261 225
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 217
3.625% due 10/01/31 (Þ) 272 158
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 281
6.250% due 07/01/25 (Þ) 771 768
8.125% due 07/01/27 (Þ) 830 842
Comcast Corp.
3.700% due 04/15/24 213 211
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 273 208
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 333 300
ConAgra Foods, Inc.
8.250% due 09/15/30 188 220
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 887 848
6.500% due 10/15/28 (Þ) 262 245
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 517 388
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 253
Corebridge Financial, Inc
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 232 231
CoreLogic, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 05/01/28 (Þ) 311 247
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 273
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 888
Covanta Holding Corp.
5.000% due 09/01/30 331 282
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 285
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,036
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 226
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 224 214
Crown Castle International Corp.
3.200% due 09/01/24 216 210
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 472
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 1,449 857
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 256
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 783 756
5.750% due 02/15/28 (Þ) 402 368
DaVita, Inc.
4.625% due 06/01/30 (Þ) 472 398
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 275 268
Delta Air Lines, Inc.
4.375% due 04/19/28 231 215
3.750% due 10/28/29 171 151
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 622 555
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 220 211
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,764
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 220 190
5.750% due 12/01/28 (Þ) 57 47
Series WI
5.875% due 11/15/24 100 94
7.750% due 07/01/26 892 724
7.375% due 07/01/28 225 162
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 620
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollar General Corp.
4.250% due 09/20/24 220 218
DPL, Inc.
Series WI
4.350% due 04/15/29 148 135
DR Horton, Inc.
2.500% due 10/15/24 231 222
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 150
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 204
Elevance Health, Inc.
4.850% due 08/15/54 261 233
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 839 365
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 222
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 230
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 57
5.600% due 04/01/44 782 655
5.050% due 04/01/45 89 70
5.450% due 06/01/47 240 200
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 253
Enstar Group, Ltd.
4.950% due 06/01/29 231 217
Entegris, Inc.
5.950% due 06/15/30 (Þ) 1,227 1,178
EPR Properties Co.
4.750% due 12/15/26 309 289
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 59
6.500% due 07/01/27 (Þ) 669 657
4.500% due 01/15/29 (Þ) 217 190
7.500% due 06/01/30 (Þ) 313 313
4.750% due 01/15/31 (Þ) 195 165
Series 10Y
5.500% due 07/15/28 358 330
Series 30Y
6.500% due 07/15/48 201 155
Exxon Mobil Corp.
2.992% due 03/19/25 218 212
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 1,015 845
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,361 1,301
2.250% due 09/01/30 58 48
Series C
7.375% due 11/15/31 65 75
4.850% due 07/15/47 45 42
3.400% due 03/01/50 374 266

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Holdings LLC
9.300% due 03/01/30 240 275
Ford Motor Co.
4.346% due 12/08/26 1,053 1,025
7.450% due 07/16/31 178 191
4.750% due 01/15/43 551 430
7.400% due 11/01/46 87 90
5.291% due 12/08/46 578 477
Ford Motor Credit Co. LLC
3.021% due 03/06/24 800 856
3.664% due 09/08/24 625 602
4.687% due 06/09/25 863 838
4.134% due 08/04/25 200 191
3.375% due 11/13/25 586 546
4.542% due 08/01/26 152 144
4.271% due 01/09/27 100 93
4.125% due 08/17/27 327 302
7.350% due 11/04/27 240 252
5.113% due 05/03/29 778 737
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 270
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 942 856
6.000% due 01/15/30 (Þ) 153 126
Series E
6.860% due 02/01/28 350 325
FS KKR Capital Corp.
4.125% due 02/01/25 276 266
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 1,240 1,327
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 340
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 759
General Dynamics Corp.
3.250% due 04/01/25 217 212
Genesis Energy, LP / Genesis Energy
Finance Corp.
6.500% due 10/01/25 711 699
8.000% due 01/15/27 367 362
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 395
Genworth Holdings, Inc.
6.500% due 06/15/34 416 373
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,135 1,124
Global Marine, Inc.
7.000% due 06/01/28 78 62
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,223 1,034
Global Partners, LP / GLP Finance
Corp.
Series WI
6.875% due 01/15/29 282 266
GLP Capital, LP / GLP Financing II,
Inc.
5.250% due 06/01/25 250 248
Golub Capital BDC, Inc.
3.375% due 04/15/24 220 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GoTo Group, Inc.
5.500% due 09/01/27 (Þ) 487 245
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,000 874
Grand Canyon University
4.125% due 10/01/24 355 337
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 327
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 391
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 320 256
Gulfport Energy Corp.
8.000% due 05/17/26 357 354
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 164
H.B. Fuller Co.
4.000% due 02/15/27 106 98
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 224
Hanover Insurance Group, Inc. (The)
2.500% due 09/01/30 349 276
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 952
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 348 309
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 559 534
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 341
HCA, Inc.
7.690% due 06/15/25 74 78
4.500% due 02/15/27 175 172
5.625% due 09/01/28 2,319 2,360
3.500% due 09/01/30 1,500 1,344
7.500% due 11/15/95 46 51
Hecla Mining Co.
7.250% due 02/15/28 750 748
Hercules Capital, Inc.
3.375% due 01/20/27 251 222
Hertz Corp. (The)
5.000% due 12/01/29 (Þ) 424 347
Hexcel Corp.
4.700% due 08/15/25 290 284
3.950% due 02/15/27 78 75
High Ridge Brands Co.
8.875% due 03/15/25 (Š)(Ø)(Æ) 970 11
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 546
5.750% due 02/01/29 (Þ) 194 180
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 341
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 268
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 229

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Holdco LLC
6.625% due 10/15/29 (Þ) 457 375
Hologic, Inc.
4.625% due 02/01/28 (Þ) 325 310
Home Depot, Inc. (The)
3.000% due 04/01/26 222 214
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 330
Howmet Aerospace, Inc.
5.125% due 10/01/24 458 456
5.900% due 02/01/27 367 373
5.950% due 02/01/37 93 94
HSBC Holdings PLC
7.200% due 07/15/97 173 196
HUB International, Ltd.
7.000% due 05/01/26 (Þ) 440 436
Humana, Inc.
8.150% due 06/15/38 188 231
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 315 238
Huntington Ingalls Industries, Inc.
Series WI
3.844% due 05/01/25 220 213
IBM Corp.
7.000% due 10/30/25 200 213
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 820
6.250% due 05/15/26 888 876
5.250% due 05/15/27 792 737
iHeartCommunications, Inc.
8.375% due 05/01/27 384 344
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 236
Invitation Homes, Inc.
2.300% due 11/15/28 261 223
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 252
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 405
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 825
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
5.500% due 01/15/30 (Þ) 668 649
Series 144a
3.625% due 01/15/32 (Þ) 653 546
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š)(Ø)(Æ) 281 —
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 635
John Deere Capital Corp.
2.125% due 03/07/25 232 221
Kennedy-Wilson, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/01/29 345 290
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 198 179
Keysight Technologies, Inc.
3.000% due 10/30/29 250 224
Kite Realty Group Trust
4.000% due 03/15/25 176 169
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 225 214
Kroger Co. (The)
3.500% due 02/01/26 221 214
L Brands, Inc.
6.950% due 03/01/33 140 125
6.750% due 07/01/36 152 137
Series WI
6.875% due 11/01/35 1,101 1,003
Laboratory Corp. of America Holdings
3.250% due 09/01/24 214 209
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 242
Lamar Media Corp.
Series WI
3.750% due 02/15/28 361 328
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 321
Las Vegas Sands Corp.
3.200% due 08/08/24 289 278
2.900% due 06/25/25 773 724
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 1,002 976
5.125% due 07/15/29 (Þ) 735 647
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 57
Life Storage, LP
4.000% due 06/15/29 237 219
Linde PLC
2.650% due 02/05/25 228 220
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 485 449
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 247
Lowe's Cos., Inc.
3.375% due 09/15/25 219 212
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 220
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 145
6.125% due 03/15/32 (Þ) 177 158
4.500% due 12/15/34 253 186
4.300% due 02/15/43 218 135
Magallanes, Inc.
4.054% due 03/15/29 (Þ) 1,000 918
Main Street Capital Corp.
5.200% due 05/01/24 174 173
MasTec, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 08/15/28 (Þ) 1,750 1,622
Mattel, Inc.
6.200% due 10/01/40 114 106
5.450% due 11/01/41 61 52
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 1,017 1,026
Series 144a
7.250% due 04/15/25 (Þ) 807 788
McDonald's Corp.
5.700% due 02/01/39 237 255
Merck & Co., Inc.
2.750% due 02/10/25 218 211
MGIC Investment Corp.
5.250% due 08/15/28 288 271
Microsoft Corp.
2.700% due 02/12/25 226 220
Mid-America Apartments, LP
3.750% due 06/15/24 212 208
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 351
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 769
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 156
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 850 744
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 583 589
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 53 37
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 271
MIWD Holdco II LLC / MIWD Finance
Corp.
5.500% due 02/01/30 (Þ) 497 413
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 169
3.875% due 11/15/30 (Þ) 360 310
3.875% due 05/15/32 (Þ) 750 629
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 240 230
Mondelez International, Inc.
1.500% due 05/04/25 229 214
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 239 225
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 314 268
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 270
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 318
Murphy Oil Corp.
6.375% due 07/15/28 272 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.050% due 05/01/29 107 110
4.750% due 09/15/29 317 290
5.875% due 12/01/42 545 446
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 589
7.375% due 05/15/27 (Þ) 766 767
7.500% due 01/15/28 (Þ) 213 203
Series WI
5.750% due 02/01/25 122 118
National Health Investors, Inc.
3.000% due 02/01/31 367 279
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 328
Navient Corp.
Series MTN
5.625% due 08/01/33 107 83
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 982 938
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 227 213
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 423
9.750% due 07/15/28 (Þ) 575 545
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 276
Newell Brands, Inc.
4.200% due 04/01/26 284 270
5.375% due 04/01/36 104 93
5.500% due 04/01/46 197 164
News Corp.
3.875% due 05/15/29 (Þ) 330 295
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27 227 218
NFP Corp.
7.500% due 10/01/30 (Þ) 317 302
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 770 731
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 238 267
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 275
Nordstrom, Inc.
4.000% due 03/15/27 102 88
4.375% due 04/01/30 102 82
5.000% due 01/15/44 1,037 700
Novelis Corp.
3.250% due 11/15/26 (Þ) 82 74
3.875% due 08/15/31 (Þ) 784 662
Occidental Petroleum Corp.
6.950% due 07/01/24 94 96
2.900% due 08/15/24 1,434 1,375
5.875% due 09/01/25 509 515
6.375% due 09/01/28 415 431
6.125% due 01/01/31 626 653
6.450% due 09/15/36 1,675 1,761
6.200% due 03/15/40 563 569
6.600% due 03/15/46 987 1,051
4.200% due 03/15/48 40 32

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oceaneering International, Inc.
6.000% due 02/01/28 96 92
Office Properties Income Trust
2.650% due 06/15/26 85 68
3.450% due 10/15/31 163 114
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 207
Series 144a
4.250% due 10/01/28 (Þ) 466 391
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 299 287
OneMain Finance Corp.
7.125% due 03/15/26 585 581
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 283
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 226 213
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 329
4.250% due 01/15/29 (Þ) 197 169
4.625% due 03/15/30 (Þ) 146 125
Owl Rock Capital Corp.
3.750% due 07/22/25 227 213
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 243 222
Patterson-UTI Energy, Inc.
5.150% due 11/15/29 183 171
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 377 376
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 106 81
Pentair PLC
5.900% due 07/15/32 500 517
PepsiCo, Inc.
2.750% due 04/30/25 221 214
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 350
Perrigo Finance Unlimited Co.
3.900% due 12/15/24 481 465
3.150% due 06/15/30 93 82
4.900% due 12/15/44 140 104
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 925
7.750% due 02/25/29 (Þ) 1,000 983
PG&E Corp.
5.250% due 07/01/30 500 460
Philip Morris International, Inc.
2.875% due 05/01/24 217 212
Pike Corp.
5.500% due 09/01/28 (Þ) 991 875
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 861 854
Polar US Borrower LLC / Schenectady
International Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 05/15/26 (Þ) 387 174
PRA Group, Inc.
5.000% due 10/01/29 (Þ) 800 687
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 707 680
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 332
Procter & Gamble Co. (The)
5.800% due 08/15/34 238 269
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 653
Progress Energy, Inc.
7.750% due 03/01/31 135 158
Prospect Capital Corp.
3.364% due 11/15/26 251 219
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 274 265
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 299
Radian Group, Inc.
4.500% due 10/01/24 237 229
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,561 944
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 239 221
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 395 405
Regions Financial Corp.
7.375% due 12/10/37 183 215
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 1,059 900
Republic Services, Inc.
3.375% due 11/15/27 226 216
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 182 149
4.625% due 04/06/31 (Þ) 101 78
Series REGS
4.625% due 04/16/29 318 260
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 330 309
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 159
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 223 213
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 266
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 578
6.875% due 04/15/40 (Þ) 150 127
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 280
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 626 560
5.375% due 07/15/27 (Þ) 308 268
3.700% due 03/15/28 754 594

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 434 354
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 321 274
Safeway, Inc.
7.250% due 02/01/31 452 460
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 228 223
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 335
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 357 308
Seagate HDD Cayman
4.750% due 01/01/25 239 234
4.875% due 06/01/27 276 268
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 336
6.875% due 07/15/33 (Þ) 200 208
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 150 131
Sensata Technologies Holding PLC
3.750% due 02/15/31 (Þ) 80 68
Service Properties Trust
4.650% due 03/15/24 273 266
4.500% due 03/15/25 69 62
7.500% due 09/15/25 375 369
4.750% due 10/01/26 147 121
4.950% due 02/15/27 147 120
5.500% due 12/15/27 186 165
3.950% due 01/15/28 170 129
4.950% due 10/01/29 109 82
4.375% due 02/15/30 225 163
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 267
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 287
Sirius XM Holdings, Inc.
3.125% due 09/01/26 (Þ) 562 506
3.875% due 09/01/31 (Þ) 627 517
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 620 515
4.875% due 11/15/31 (Þ) 826 660
Southeast Supply Header LLC
4.250% due 06/15/24 (Þ) 455 430
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 237 225
Southwestern Energy Co.
4.750% due 02/01/32 121 107
Spectra Energy Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 10/15/26 274 260
Spirit AeroSystems, Inc.
4.600% due 06/15/28 422 355
9.375% due 11/30/29 (Þ) 198 215
Sprint Capital Corp.
6.875% due 11/15/28 1,372 1,468
8.750% due 03/15/32 929 1,147
Sprint Corp.
7.625% due 03/01/26 269 284
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 268
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 644
10.750% due 04/15/27 (Þ) 1,313 995
Starbucks Corp.
2.000% due 03/12/27 239 218
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 207
Series WI
4.750% due 03/15/25 121 116
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 299
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 135
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 533 500
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 271 274
SVB Financial Group
1.800% due 02/02/31 376 287
Synchrony Financial
3.700% due 08/04/26 214 199
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 831 777
TCI Communications, Inc.
7.875% due 02/15/26 144 157
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 187
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 296
Tenet Healthcare Corp.
4.875% due 01/01/26 500 487
5.125% due 11/01/27 481 463
6.125% due 10/01/28 688 643
6.875% due 11/15/31 139 128
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 954 744
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 262
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 254
Thermo Fisher Scientific, Inc.
2.000% due 10/15/31 332 279

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Cable LLC
6.750% due 06/15/39 202 208
Time Warner Entertainment Co., LP
8.375% due 07/15/33 214 251
T-Mobile USA, Inc.
3.375% due 04/15/29 1,362 1,241
Series WI
1.500% due 02/15/26 238 217
Toledo Hospital (The)
Series B
5.325% due 11/15/28 185 151
TransDigm, Inc.
8.000% due 12/15/25 (Þ) 245 250
6.250% due 03/15/26 (Þ) 1,147 1,147
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 41 41
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 193 200
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 479
7.500% due 01/15/26 (Þ) 202 190
8.000% due 02/01/27 (Þ) 112 103
8.750% due 02/15/30 (Þ) 735 758
7.500% due 04/15/31 308 239
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 875 854
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 402 388
Series WI
7.750% due 08/15/25 966 821
Twilio, Inc.
3.875% due 03/15/31 350 289
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 222
Under Armour, Inc.
3.250% due 06/15/26 117 106
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 178
Series 144a
4.375% due 04/15/26 (Þ) 187 178
United Parcel Service, Inc.
3.900% due 04/01/25 214 212
United Rentals NA, Inc.
3.875% due 11/15/27 242 230
3.875% due 02/15/31 445 392
United States Steel Corp.
6.650% due 06/01/37 109 104
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.875% due 02/15/25 (Þ) 31 31
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 221
6.500% due 02/15/29 (Þ) 362 252
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 622 610
7.375% due 06/30/30 (Þ) 191 187
Unum Group
5.750% due 08/15/42 237 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Foods, Inc.
4.750% due 02/15/29 (Þ) 382 349
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 341 297
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 210
4.125% due 08/15/31 (Þ) 567 503
3.875% due 11/01/33 (Þ) 470 399
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 766
Verizon Communications, Inc.
2.100% due 03/22/28 248 221
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 311 291
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 2,250 2,221
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 258
Wachovia Corp.
5.500% due 08/01/35 255 262
Walt Disney Co. (The)
3.700% due 03/23/27 221 216
Series GMTN
3.150% due 09/17/25 220 212
Weatherford International, Ltd.
6.500% due 09/15/28 (Þ)(Ø)(Æ) 378 376
8.625% due 04/30/30 (Þ)(Ø)(Æ) 1,655 1,671
Webster Financial Corp.
4.100% due 03/25/29 254 239
Wells Fargo & Co.
5.950% due 08/26/36 243 259
Western Digital Corp.
2.850% due 02/01/29 18 15
Western Midstream Operating, LP
4.650% due 07/01/26 388 373
5.450% due 04/01/44 215 189
5.250% due 02/01/50 100 87
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 235
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 281
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 298 230
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 186
Xerox Corp.
6.750% due 12/15/39 118 92
XPO CNW, Inc.
6.700% due 05/01/34 251 226
Yum! Brands, Inc.
3.625% due 03/15/31 458 390
6.875% due 11/15/37 207 222
Zayo Group Holdings, Inc.
6.125% due 03/01/28 (Þ) 379 261
203,040

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 27.5%
1011778 B.C. Unltd. Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 409
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 255 254
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 266
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 231
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 1,262 1,054
3.125% due 09/30/49 477 360
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 503
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 179 162
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 604
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 232 221
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 257 228
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 333 259
Air Liquide Finance SA
2.500% due 09/27/26 (Þ) 237 222
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 678
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 224
Altice France Holding SA
6.000% due 02/15/28 (Þ) 262 177
5.125% due 07/15/29 (Þ) 324 254
America Movil SAB de CV
5.375% due 04/04/32 (Þ) 193 180
Angolan Government International
Bond
Series REGS
9.500% due 11/12/25 714 744
8.750% due 04/14/32 200 185
Apidos CLO XXXI
Series 2021-31A Class CR
6.692% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,090
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,517
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 EUR 650 610
4.750% due 07/15/27 GBP 100 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 2,085 709
Armenia Republic Government
International Bond
Series REGS
3.600% due 02/02/31 200 157
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 842 792
5.500% due 08/11/32 (Þ) 838 841
AstraZeneca PLC
3.375% due 11/16/25 216 211
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 257
Avation Capital SA
6.500% due 10/31/26 (Þ) 312 267
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 324 301
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 223 213
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 291 291
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 380
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 213 213
Banco Santander SA
2.749% due 12/03/30 331 267
Bancolombia SA
3.000% due 01/29/25 229 217
Bank of Montreal
3.700% due 06/07/25 216 211
Bank of Nova Scotia (The)
0.650% due 07/31/24 236 222
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 223
Series BKNT
3.750% due 05/15/24 220 217
Barclays PLC
4.950% due 01/10/47 241 230
Barings CLO, Ltd.
Series 2021-1A Class D
7.718% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 920
Bayer US Finance II LLC
3.375% due 10/08/24 (Þ) 218 212
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
6.958% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 476
Betony CLO 2, Ltd.
Series 2018-1A Class B

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 954
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 216 211
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 237
Bombardier, Inc.
7.875% due 04/15/27 (Þ) 505 505
7.450% due 05/01/34 (Þ) 115 116
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 1,010 1,084
Brazilian Government International
Bond
2.875% due 06/06/25 851 809
4.750% due 01/14/50 516 379
Brookfield Finance, Inc.
4.700% due 09/20/47 236 206
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 322 286
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 216 212
Canadian National Railway Co.
6.900% due 07/15/28 191 214
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 242
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 235
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 482
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 936
Carnival Corp.
1.000% due 10/28/29 EUR 300 164
Cascades, Inc.
5.125% due 01/15/26 (Þ) 282 263
CBB International Sukuk Programme
Company
Series REGS
3.875% due 05/18/29 1,581 1,429
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 236
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 217 214
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 800 697
CEZ AS
Series REGS
5.625% due 04/03/42 383 355
Chile Government International Bond
2.550% due 07/27/33 2,125 1,731
China Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
0.550% due 10/21/25 987 894
CI Financial Corp.
3.200% due 12/17/30 285 223
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.092% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 483
CIFC LLC
Series 2021-2A Class CR
6.892% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 961
Colombia Government International
Bond
8.000% due 04/20/33 1,077 1,103
7.500% due 02/02/34 617 610
4.125% due 02/22/42 599 385
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 813
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 364 338
Series 144a
5.625% due 10/15/28 (Þ) 995 866
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 380
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 837 612
Costa Rica Government International
Bond
Series REGS
6.125% due 02/19/31 523 514
Credit Agricole SA
3.250% due 10/04/24 (Þ) 219 213
4.375% due 03/17/25 (Þ) 222 217
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 305 287
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 253 222
Deutsche Bank AG
3.700% due 05/30/24 258 256
4.500% due 04/01/25 523 507
Series 1254
4.100% due 01/13/26 255 249
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê) 942 330
Dominican Republic Government
International Bond
7.050% due 02/03/31 350 350
Series REGS
4.500% due 01/30/30 358 311
6.000% due 02/22/33 928 856
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 468
Ecopetrol SA
7.375% due 09/18/43 887 776
5.875% due 05/28/45 101 72
Ecuador Government International
Bond
Series REGS
3.500% due 07/31/30 (~)(Ê) 1,204 584
6.000% due 07/31/35 (~)(Ê) 300 199
Egypt Government International Bond
Series REGS
7.500% due 01/31/27 240 216
7.625% due 05/29/32 1,439 1,095
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 224 219
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 450 235
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 257 250
Embassy of the Islamic Republic of
Pakistan
Series REGS
6.000% due 04/08/26 500 215
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)
(ƒ) 656 656
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 517
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 423
Enbridge, Inc.
3.700% due 07/15/27 167 160
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 201
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 221
Equinor ASA
2.875% due 04/06/25 231 223
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 305 275
Series REGS
7.125% due 02/11/25 955 915
8.450% due 08/10/28 402 385
Export-Import Bank of China
4.000% due 11/28/47 267 234
Export-Import Bank of India
2.250% due 01/13/31 500 404
Series GMTN
3.875% due 03/12/24 200 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 241
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 446 365
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 237 205
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 172
6.875% due 03/01/26 (Þ) 366 356
Ford Motor Credit Co. LLC
1.744% due 07/19/24 EUR 300 313
4.535% due 03/06/25 GBP 200 238
2.330% due 11/25/25 EUR 1,392 1,418
2.386% due 02/17/26 EUR 525 535
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 352 349
4.375% due 04/01/31 (Þ) 460 405
Franshion Brilliant, Ltd.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 471
Fresenius Medical Care US Finance
II, Inc.
4.750% due 10/15/24 (Þ) 263 259
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 351 276
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 976 797
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 815
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 585 515
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 413
Ghana Government International Bond
10.750% due 10/14/30 (Þ) 250 174
8.125% due 03/26/32 500 184
Series REGS
8.625% due 04/07/34 (~)(Ê) 930 342
Glencore Funding LLC
4.625% due 04/29/24 (Þ) 219 217
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,060 1,880
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 306 273
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 218
6.125% due 04/22/25 802 407
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 308 303
Guatemala Government International
Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.250% due 08/10/29 498 485
Hana Bank
4.375% due 09/30/24 (Þ) 305 299
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 931
Hong Kong Government International
Bond
4.375% due 01/11/26 (Þ) 210 210
4.500% due 01/11/28 (Þ) 374 382
HSBC Holdings PLC
6.500% due 05/02/36 228 242
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 200 181
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 234 242
6.750% due 09/25/52 (Þ) 200 211
Series REGS
2.125% due 09/22/31 392 303
3.125% due 09/21/51 347 218
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 306 288
Indonesia Government International
Bond
4.550% due 01/11/28 318 318
3.550% due 03/31/32 1,777 1,630
5.650% due 01/11/53 200 210
Series REGS
4.625% due 04/15/43 525 492
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 312 289
ING Groep NV
3.950% due 03/29/27 230 222
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,161 934
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 245 222
International Airport Finance SA
Series REGS
12.000% due 03/15/33 17 17
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 192
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 744 726
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 210
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 383
Israel Government International Bond
4.500% due 01/17/33 326 326
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 263
JDE Peet's NV
0.800% due 09/24/24 (Þ) 231 213
Jordan Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.750% due 01/15/28 200 207
7.375% due 10/10/47 293 263
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 1,004 911
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 216 172
KCA Deutag UK Finance PLC
Series IAI
13.216% due 12/01/25 (SOFR +
9.000%)(Ê) 147 146
15.000% due 12/01/27 92 86
Series REGS
9.875% due 12/01/25 293 281
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 413 388
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 (~)(Ê) 1,322 265
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 490 469
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 472
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Ø)(Æ) 500 31
Series REGS
6.650% due 11/03/28 910 57
Lloyds Banking Group PLC
4.650% due 03/24/26 181 178
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 242
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 99
Mattamy Group Corp.
5.250% due 12/15/27 (Þ) 185 169
4.625% due 03/01/30 (Þ) 627 529
Mauser Packaging Solutions Holding
Co.
Series REGS
4.750% due 04/15/24 EUR 300 325
MDGH GMTN RSC, Ltd.
5.500% due 04/28/33 (Þ) 350 374
Meituan
2.125% due 10/28/25 (Þ) 276 251
Methanex Corp.
5.250% due 12/15/29 374 344
Mexico City Airport Trust
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 10/31/46 380 309
5.500% due 07/31/47 225 182
Mexico Government International Bond
5.400% due 02/09/28 201 206
2.659% due 05/24/31 1,270 1,065
6.350% due 02/09/35 470 499
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 200 173
4.450% due 07/07/31 200 164
Morocco Government International
Bond
Series REGS
4.000% due 12/15/50 250 172
MTR Corp., Ltd.
1.625% due 08/19/30 410 336
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 399
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 330 348
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ) 200 196
NatWest Group PLC
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 237 223
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
6.758% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 480
Series 2021-44A Class D
7.642% due 10/16/34 (USD 3 Month
LIBOR + 2.850%)(Ê)(Þ) 800 749
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 1,536 1,094
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 247 246
Nokia OYJ
4.375% due 06/12/27 310 298
6.625% due 05/15/39 361 368
Nomura Holdings, Inc.
1.653% due 07/14/26 246 219
Novartis Capital Corp.
3.400% due 05/06/24 214 211
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 100 94
Nutrien, Ltd.
5.900% due 11/07/24 216 219
NYACK Park CLO, Ltd.
Series 2021-1A Class D
7.608% due 10/20/34 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 1,500 1,366
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oaktree CLO, Ltd.
8.042% due 07/15/34 (USD 3 Month
LIBOR + 3.250%)(Ê)(Þ) 1,000 936
Series 2021-1A Class ER
11.302% due 07/15/34 (USD 3
Month LIBOR + 6.510%)(Ê)(Þ) 250 228
OCP CLO, Ltd.
Series 2022-24A Class C
7.189% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 475
OCP SA
Series REGS
4.500% due 10/22/25 343 334
6.875% due 04/25/44 326 316
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 239
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 481
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 832 864
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 EUR 310 289
5.375% due 10/01/29 EUR 170 144
Oman Government International Bond
Series REGS
6.750% due 10/28/27 950 1,007
6.250% due 01/25/31 366 379
7.000% due 01/25/51 289 292
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 504
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 384 371
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 316
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 341 287
OQ SAOC
Series REGS
5.125% due 05/06/28 645 620
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 238 107
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 307 304
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 256 106
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,537 492
Palmer Square CLO, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,199
Series 2021-4A Class D
7.742% due 10/15/34 (USD 3 Month
LIBOR + 2.950%)(Ê)(Þ) 2,450 2,311
Panama Government International Bond
6.400% due 02/14/35 1,310 1,381
4.500% due 01/19/63 390 291
Panasonic Corp.
2.679% due 07/19/24 (Þ) 219 211
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 589 474
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 245 237
Peruvian Government International
Bond
2.783% due 01/23/31 1,068 904
3.550% due 03/10/51 158 116
2.780% due 12/01/60 500 302
Petrobras Global Finance BV
6.850% due 06/05/15 918 796
Petrofac, Ltd.
Series REGS
9.750% due 11/15/26 690 442
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Æ) 1,000 45
Series REGS
6.000% due 05/16/24 (Ø)(Æ) 8,000 390
6.000% due 11/15/26 (Ø)(Æ) 3,986 179
5.500% due 04/12/37 (Ø)(Æ) 2,150 97
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 1,588 1,059
Petroleos Mexicanos
10.000% due 02/07/33 1,209 1,181
6.625% due 06/15/38 2,603 1,909
Series REGS
6.625% due 09/29/49 1,128 718
Series WI
6.700% due 02/16/32 118 98
6.750% due 09/21/47 962 667
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 2,699 2,283
4.550% due 04/21/50 380 355
Philippine Government International
Bond
5.170% due 10/13/27 210 216
1.950% due 01/06/32 1,685 1,372
5.000% due 07/17/33 200 203
5.500% due 01/17/48 200 208
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 630
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prosus NV
3.680% due 01/21/30 (Þ) 254 220
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 403
Qatar Government International Bond
Series REGS
3.750% due 04/16/30 746 731
4.400% due 04/16/50 583 550
Qatar Petroleum
Series REGS
2.250% due 07/12/31 1,883 1,599
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 491
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 216 212
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 534 463
Republic of Poland Government
International Bond
5.500% due 11/16/27 307 318
5.750% due 11/16/32 275 297
Republic of South Africa Government
International Bond
5.875% due 04/20/32 933 865
5.750% due 09/30/49 200 152
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 200 164
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 434 458
7.625% due 01/17/53 (Þ) 244 263
Series REGS
5.250% due 11/25/27 314 309
4.000% due 02/14/51 236 165
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 627 554
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 445 431
Sands China, Ltd.
Series WI
5.125% due 08/08/25 298 296
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 236 221
Series REGS
4.250% due 04/16/39 619 569
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 528
Saudi Government International Bond
4.750% due 01/18/28 (Þ) 418 423

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/18/53 (Þ) 333 317
Series REGS
4.375% due 04/16/29 1,282 1,282
3.250% due 11/17/51 475 347
Seagate HDD Cayman
5.750% due 12/01/34 228 209
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 508
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 187
Serbia Government International Bond
6.500% due 09/26/33 (Þ) 209 209
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 244
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 366 436
Sirius International Group, Ltd.
4.600% due 11/01/26 (Þ) 318 272
Sky, Ltd.
3.750% due 09/16/24 (Þ) 215 211
Societe Generale SA
4.250% due 04/14/25 (Þ) 229 222
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 291 284
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 479
Southern Copper Corp.
3.875% due 04/23/25 218 212
Sri Lanka Government International
Bond
Series REGS
6.825% due 07/18/26 (~)(Ê) 1,300 448
Standard Chartered PLC
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 416
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 332
State Bank of India
4.875% due 04/17/24 (Þ) 262 261
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 556
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 1,717 1,517
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 500
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 476
Tacora Resources, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 05/15/26 (Þ) 399 306
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 724 648
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 283
TCW Group, Inc. (The)
Series 2021-2A Class D
3.508% due 07/25/34 (USD 3 Month
LIBOR + 3.250%)(Ê)(Þ) 1,500 1,355
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 212
6.375% due 11/15/33 463 394
6.000% due 09/30/34 258 207
7.200% due 07/18/36 82 70
7.721% due 06/04/38 451 389
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 259
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 817 718
Toronto-Dominion Bank (The)
Series FXD
1.450% due 01/10/25 227 213
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 365 366
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 468 453
Triton Container International, Ltd.
3.250% due 03/15/32 354 286
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 422 365
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 244 220
Turkey Government International Bond
4.750% due 01/26/26 552 497
5.950% due 01/15/31 780 641
4.875% due 04/16/43 263 165
5.750% due 05/11/47 500 334
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 481 480
Series REGS
6.125% due 05/03/24 427 417
5.750% due 07/06/26 449 405
UBS Group AG
0.700% due 08/09/24 (Þ) 228 214
Ukraine Government International
Bond
Series GDp
0.750% due 08/01/41 (~)(Ê)(Þ) 195 62
Series REGS
7.253% due 03/15/35 (~)(Ê) 2,700 537
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Ê) 652 130
UniCredit SpA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 243 220
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 199
Unilever Capital Corp.
2.600% due 05/05/24 221 215
Uruguay Government International
Bond
5.750% due 10/28/34 947 1,047
4.975% due 04/20/55 310 306
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 700 676
Vale Overseas, Ltd.
6.250% due 08/10/26 203 211
Venture 33 CLO, Ltd.
7.072% due 07/15/31 (USD 3 Month
LIBOR + 2.280%)(Ê)(Þ) 1,000 924
Videotron, Ltd.
5.375% due 06/15/24 (Þ) 326 324
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)
(Š)(Ø)(Æ) 714 —
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 222 212
West Fraser Timber Co., Ltd.
4.350% due 10/15/24 (Þ) 216 212
Woori Bank
4.750% due 04/30/24 (Þ) 307 303
Yara International ASA
4.750% due 06/01/28 (Þ) 226 217
YPF SA
0.651% due 02/12/26 (~)(Ê)(Þ) 31 30
2.338% due 06/30/29 (~)(Ê)(Þ) — —
2.511% due 09/30/33 (~)(Ê)(Þ) 1 1
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (~)(Ê)(Ø)(Æ)
(ƒ) 269 124
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 290 280
156,426
Mortgage-Backed Securities - 12.1%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 106 100
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 792
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 101
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,569 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 567
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,946 132
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 611
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 230
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 496
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,359
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,749 514
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 79 71
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 505 456
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 137 125
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 399 364
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 230 219
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 54 51
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 793 635
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 392 316
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 418 376
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 81
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 180
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 314
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,234 103
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 592 477

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 515 414
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 139
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 696
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,288
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 666
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 86
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 787
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 825
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 725 703
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 202 190
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 473 462
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 103 103
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,122
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 169 168
Series 2022-R05 Class 2M2
3.289% due 04/25/42 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 300 295
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 139 120
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 454 406
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 96 91
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 268 271
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 972
Series 2022-DNA2 Class M1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,000 982
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ) 1,450 1,036
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 15,098 39
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 11
Series 2019-KG01 Class C
Principal Only STRIPS
0.000% due 05/25/29 (Þ) 400 216
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,093 18
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Ê)(Þ) 200 161
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
2.435% due 10/27/28 (Þ) 415 292
0.000% due 11/29/50 (Þ) 1,500 1,003
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 543
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 794
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 963
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 559
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 261
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 240
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 148
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 255
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 384 315
Series 2021-FRR2 Class CK49
1.079% due 10/27/28 (Þ) 796 653
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 463
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 433 303
Series 2022-FRR3 Class BK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 472 270

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 210
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 201
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 304 202
Series 2022-FRR3 Class CK71
1.411% due 01/29/52 (~)(Ê)(Þ) 212 142
Series 2022-FRR3 Class CK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 247 131
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 205
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 199 168
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 197
Series 2022-FRR3 Class DK89
Principal Only STRIPS
0.000% due 01/27/52 (Þ) 3,000 1,310
Series 2022-FRR3 Class EK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 132 109
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 605 121
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 3,676 165
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 920 830
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 924 781
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 932 756
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 837 674
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 383 257
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 610
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 869 700
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,068 861
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 484 353
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 470 454
JPMorgan Commercial Mortgage
Securities Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 269
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 426
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 91
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 505
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,649 47
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 289
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 847
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 699 633
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 84 78
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 802 678
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 264 242
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 34 32
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 27 26
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 369 298
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 65 59
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 666 617
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 83 81
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 165 149
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 371 335
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 425 364
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 188 163
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 325 262
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 239 193
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 476 399
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 903 825
MHP
Series 2021-STOR Class F
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 476

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,220 994
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 207
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 403
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 205
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,447 84
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 259
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,254 370
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,530 179
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,505 104
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 107
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 123 108
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 1,002
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 218 187
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 226
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,081
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 959
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,830 1,433
Series 2022-FRR1 Class CK55
Principal Only STRIPS
0.000% due 03/28/49 (Þ) 450 323
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Þ) 560 373
Series 2022-FRR1 Class CK64
Principal Only STRIPS
0.000% due 03/01/50 (Þ) 530 345
Sequoia Mortgage Trust
Series 2019-4 Class A19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 11/25/49 (~)(Ê)(Þ) 61 55
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 951 859
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 65 61
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 526 426
SMRT
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,297
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,347
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 823 662
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 661
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 573 488
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 285 267
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 201 170
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 3,852 60
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,941 210
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 263
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,063 146
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 21 18
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 179 155
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 249 216
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 778 624
WFRBS Commercial Mortgage Trust
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 731
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 919
Series 2013-C12 Class F

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/15/48 (Þ) 330 321
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,782
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 163 131
68,759
Non-US Bonds - 13.1%
Accor SA
1.750% due 02/04/26 EUR 800 841
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.252%)(Ê)(ƒ) EUR 300 290
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.561%)(Ê)(ƒ) EUR 200 209
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 600 608
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 EUR 335 326
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 334
Altice France Holding SA
Series REGS
2.500% due 01/15/25 EUR 200 203
2.125% due 02/15/25 EUR 200 200
ams AG
2.125% due 11/03/27 EUR 1,000 819
Anarafe SL
Series REGS
11.750% due 03/31/26 (~)(Ê) EUR 496 359
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 151
7.288% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê) EUR 200 207
Atlantia SpA
1.875% due 07/13/27 EUR 400 384
Atos SE
1.750% due 05/07/25 EUR 200 191
2.500% due 11/07/28 EUR 900 685
1.000% due 11/12/29 EUR 400 290
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 EUR 200 185
Atrium Finance, Ltd.
2.625% due 09/05/27 EUR 500 386
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 206
2.625% due 05/30/27 EUR 800 761
Banca Popolare di Sondrio SpA
2.375% due 04/03/24 EUR 200 213
Banco de Sabadell SA
1.750% due 05/10/24 EUR 500 528
1.125% due 03/27/25 EUR 400 405
Banijay Group SAS
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 03/01/26 EUR 1,000 1,049
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.550%)(Ê) EUR 720 763
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 1,300 1,314
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê) EUR 600 573
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 EUR 265 251
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 267
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê) EUR 400 402
Canary Wharf Group Investment
Holdings PLC
Series REGS
2.625% due 04/23/25 GBP 460 484
Casino Guichard Perrachon SA
4.498% due 03/07/24 EUR 100 93
3.580% due 02/07/25 EUR 400 309
4.048% due 08/05/26 EUR 700 447
Castor SpA
Series REGS
7.296% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê) EUR 238 255
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê) GBP 200 233
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 198
CGG SA
Series REGS
7.750% due 04/01/27 EUR 300 290
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 1,155 971
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 EUR 550 538
6.250% due 04/01/28 GBP 400 416
Commerzbank AG
4.000% due 03/23/26 EUR 687 739
Series eMTN
4.000% due 03/30/27 EUR 514 552
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 GBP 460 397
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 210 236

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 175
Series REGS
4.875% due 08/28/25 GBP 275 321
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 744
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 281
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 361
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 EUR 475 432
Dufry One BV
0.750% due 03/30/26 CHF 200 194
3.625% due 04/15/26 CHF 600 603
3.375% due 04/15/28 EUR 150 141
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 300 296
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 512
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ) EUR 400 356
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ) EUR 600 551
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ) EUR 800 687
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 3.436%)(Ê)(ƒ) EUR 300 313
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 200 228
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ) GBP 500 527
EP Infrastructure
1.659% due 04/26/24 EUR 1,590 1,604
2.045% due 10/09/28 EUR 300 244
1.816% due 03/02/31 EUR 300 221
Esselunga SpA
1.875% due 10/25/27 EUR 360 363
Explorer II AS
3.375% due 02/24/25 EUR 450 418
Faurecia SE
Series FEB
7.250% due 06/15/26 EUR 300 334
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GKN Holdings PLC
4.625% due 05/12/32 GBP 300 323
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 285 263
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 441
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 700 620
Intesa Sanpaolo SpA
3.928% due 09/15/26 EUR 850 916
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ) EUR 800 852
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 EUR 975 913
Leonardo SpA
4.875% due 03/24/25 EUR 400 441
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 EUR 550 488
Maison Finco PLC
Series REGS
6.000% due 10/31/27 GBP 465 435
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 400 239
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 279
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 383
Monitchem HoldCo 3 SA
Series REGS
5.250% due 03/15/25 EUR 300 316
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 EUR 900 853
NGG Finance PLC
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê) GBP 100 120
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.141%)(Ê) EUR 800 819
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê) EUR 1,225 1,135
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,100 1,121
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 327
Ocado Group PLC
0.875% due 12/09/25 GBP 400 380

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parts Europe SA
Series REGS
6.342% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê) EUR 250 270
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 580 702
Petroleos Mexicanos
3.625% due 11/24/25 EUR 100 102
4.875% due 02/21/28 EUR 100 95
Series 10.7
4.750% due 02/26/29 EUR 2,100 1,931
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 GBP 950 1,089
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 GBP 535 538
Renault SA
1.250% due 06/24/25 EUR 1,000 998
1.000% due 11/28/25 EUR 504 508
2.000% due 09/28/26 EUR 200 195
1.125% due 10/04/27 EUR 500 452
Rolls-Royce PLC
0.875% due 05/09/24 EUR 900 929
3.375% due 06/18/26 GBP 380 420
1.625% due 05/09/28 EUR 340 298
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.245%)(Ê) EUR 130 137
RZD Capital PLC
7.900% due 10/19/24 (~)(Ê)(Ø)(Š)
(Æ) RUB 115,000 —
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ) EUR 721 706
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 364
Schaeffler AG
1.875% due 03/26/24 EUR 499 529
2.875% due 03/26/27 EUR 200 204
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 1,126 993
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 250 238
Swan Housing Capital PLC
Series REGS
3.625% due 03/05/48 GBP 200 184
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Æ)(Ø) EUR 791 819
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 522
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telecom Italia SpA
7.750% due 01/24/33 EUR 689 779
5.250% due 03/17/55 EUR 300 254
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ) EUR 300 283
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ) EUR 200 214
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ) EUR 300 276
Teollisuuden Voima OYJ
2.125% due 02/04/25 EUR 740 770
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 EUR 650 668
1.625% due 10/15/28 EUR 1,105 926
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 667 587
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 GBP 1,866 2,991
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 EUR 300 303
TVL Finance PLC
Series REGS
8.837% due 07/15/25 (SONIA +
5.395%)(Ê) GBP 250 293
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,324
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 260
3.625% due 02/15/28 EUR 300 257
4.625% due 08/15/28 EUR 300 264
Valeo SA
1.625% due 03/18/26 EUR 200 200
Series EMTn
1.500% due 06/18/25 EUR 400 413
Verisure Holding AB
Series REGS
7.125% due 02/01/28 EUR 275 299
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 830
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 361
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Series REGS
4.750% due 09/15/24 GBP 600 712

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 305
4.500% due 07/15/31 GBP 250 246
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê) EUR 870 875
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 922 1,087
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê) EUR 725 647
Wizz Air Finance Co. BV
1.000% due 01/19/26 EUR 1,670 1,559
ZF Europe Finance BV
2.000% due 02/23/26 EUR 1,100 1,080
2.500% due 10/23/27 EUR 600 556
3.000% due 10/23/29 EUR 400 357
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 300 287
74,939
Total Long-Term Fixed Income
Investments
(cost $586,286) 521,396
Common Stocks - 1.2%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
192
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 10,391
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,198
Producer Durables - 0.6%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL(Æ)(Š) 2,318
—
Kelly Topco, Ltd.(Æ) 2,574
142
Real Alloy(Æ)(Š) 39
3,098
3,240
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Total Common Stocks
(cost $6,155) 6,630
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd. (Æ)
2025 Warrants 675 37
Total Warrants and Rights
(cost $—) 37
Short-Term Investments - 5.2%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
3.115% due 05/24/23 (~)(Ê)(Š) 87 38
Charming Charlie, Inc. Term Loan
0.000% due 05/15/23 (~)(Ê)(Š) 16 7
China Government International Bond
3.250% due 10/19/23 594 590
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 157
DKT Finance ApS
9.375% due 06/17/23 (Þ) 900 900
Oschadbank Via SSB #1 PLC
11.996% due 01/19/24 (USD 6
Month LIBOR + 6.875%)(Ê) 350 118
Royal Caribbean Cruises, Ltd.
4.250% due 06/15/23 (Þ) 92 97
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (~)(Ê)(Ø)(Æ) 6 75 179
Seagate HDD Cayman
4.750% due 06/01/23 460 458
Service Properties Trust
4.500% due 06/15/23 104 103
Sprint Corp.
Series WI
7.875% due 09/15/23 679 689
U.S. Cash Management Fund(@) 26,050,183(∞) 26,045
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 506 167
Total Short-Term Investments
(cost $31,373) 29,548

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.0%
(identified cost $624,111) 557,611
Other Assets and Liabilities,
Net - 2.0%
11,371
Net Assets - 100.0%
568,982

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
45.2%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.83 470
409
1375209 BC, Ltd. 11/18/20 255,000 99.76 254
254
180 Medical, Inc. 09/30/21 300,000 100.00 300
266
ABN AMRO Bank NV 07/08/20 237,000 107.81 256
231
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.33 503
503
ACE Securities Corp. Mortgage Loan Trust 02/23/21 690,073 98.25 678
545
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
454
Adani Ports & Special Economic Zone, Ltd. 09/10/21 179,000 102.45 183
162
AdaptHealth LLC 01/28/21 368,000 102.11 376
320
AdaptHealth LLC 08/12/21 851,000 99.68 848
757
Adient Global Holdings Co. 11/08/21 1,299,000 101.38 1,317
1,233
AES Panama Generation Holdings SRL 07/06/22 257,000 87.02 224
228
AHP Health Partners, Inc. 08/16/21 186,000 100.73 187
153
Air Liquide Finance SA 12/07/22 237,000 93.31 221
222
Air Methods Corp. 12/09/19 282,000 80.56 227
13
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 96.46 281
276
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
678
Alimentation Couche-Tard, Inc. 09/24/18 238,000 96.69 230
224
Alliance Data Systems Corp. 11/30/20 350,000 98.16 344
318
Alliance Resource Partners, LP 09/03/19 271,000 99.90 271
269
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 11/09/22 489,000 90.77 444
457
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.71 276
267
Alta Equipment Group, Inc. 03/24/21 490,000 101.54 498
459
Altice France Holding SA 04/20/22 324,000 88.75 288
254
Altice France Holding SA 04/25/22 262,000 85.04 223
177
America Movil SAB de CV 08/03/22 193,000 95.12 184
180
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
332
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
874
American Builders & Contractors Supply Co., Inc. 06/27/22 1,000,000 83.14 831
852
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.59 325
248
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,090
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,517
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 98.03 310
259
Aramark Services, Inc. 01/28/21 354,000 103.29 366
334
Arconic Corp. 05/11/22 1,000,000 96.64 966
961
Arcosa, Inc. 03/31/21 162,000 100.00 162
145
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 102.91 372
296
Arroyo Mortgage Trust 05/12/20 105,623 97.14 103
100
Ashtead Capital, Inc. 06/30/22 842,000 92.53 779
792
Ashtead Capital, Inc. 08/04/22 838,000 94.87 795
841
AthenaHealth Group, Inc. 01/05/23 797,000 79.63 635
660
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.38 291
257
Avantor, Inc. 01/28/21 358,000 103.78 372
337
Avation Capital SA 07/06/21 312,432 87.29 273
267
Aviation Capital Group LLC 06/02/22 213,000 101.14 215
211
Avient Corp. 07/27/22 373,000 100.00 373
376
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 103.79 299
272
Banco de Bogota SA 02/03/22 324,000 99.66 323
301
Banco de Credito del Peru 05/05/22 223,000 97.11 217
213
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 05/05/22 213,000 101.69 217
213
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.19 128
101
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.33 1,060
792
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
920
Bausch Health Cos., Inc. 12/17/19 453,000 257.06 1,164
354
Bausch Health Cos., Inc. 11/18/20 88,000 179.10 158
55
Bayer US Finance II LLC 08/02/19 218,000 100.86 220
212
BCPE Ulysses Intermediate, Inc. 01/21/21 835,000 100.05 835
626
Benchmark Mortgage Trust 03/28/22 890,000 79.13 704
567
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
476
Berry Global, Inc. 07/22/19 224,000 103.31 231
220
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
954
Bharti Airtel, Ltd. 09/13/21 216,000 105.51 228
211
Blackstone Holdings Finance Co. LLC 09/06/22 235,000 93.44 220
217
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.75 310
274
BMD2 Re-Remic Trust 02/03/21 892,000 89.21 796
611
BNP Paribas SA 05/14/20 243,000 104.58 254
237
Bombardier, Inc. 03/02/22 115,000 109.12 126
116

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bombardier, Inc. 04/20/22 505,000 87.62 442
505
Booz Allen Hamilton Holding Corp. 03/03/21 1,195,000 96.24 1,119
1,081
Boxer Parent Co., Inc. 05/14/20 157,000 100.00 157
149
Boyd Gaming Corp. 06/30/22 1,000,000 85.00 850
900
Brookfield Residential Properties, Inc. 03/15/21 322,000 103.07 332
286
Builders FirstSource, Inc. 03/03/21 385,000 105.61 407
359
Cablevision Lightpath LLC 01/06/21 326,000 102.35 334
250
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
135
Caesars Entertainment, Inc. 01/23/23 209,000 100.00 209
213
CALI Mortgage Trust 03/07/19 320,000 99.00 317
230
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.98 697
496
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
482
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.23 972
936
Carlyle Holdings II Finance LLC 05/04/21 256,000 126.15 323
242
Carnival Corp. 02/16/21 471,000 99.65 469
391
Carnival Corp. 08/24/22 523,000 79.00 413
413
Carriage Purchaser, Inc. 09/23/21 744,000 98.47 733
540
Carriage Services, Inc. 06/09/22 1,000,000 84.89 849
823
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,359
Cascades, Inc. 01/12/22 282,000 102.54 289
263
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 321,000 100.42 322
300
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
561
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,872,000 96.14 1,798
1,459
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.44 246
236
CenturyLink, Inc. 04/20/22 549,000 88.66 487
469
Chase Home Lending Mortgage Trust 07/29/19 137,229 100.99 139
125
Chase Home Lending Mortgage Trust 10/30/19 78,981 100.79 80
71
Chase Home Lending Mortgage Trust 10/30/19 505,478 101.61 514
456
CHNGE Mortgage Trust 01/21/22 399,255 100.00 399
364
CHS/Community Health Systems, Inc. 01/26/21 694,000 89.41 621
531
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
204
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
161
CHS/Community Health Systems, Inc. 04/29/22 580,000 95.23 552
509
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
483
CIFC LLC 03/18/21 1,000,000 100.00 1,000
961
CIM Commercial Trust Corp. 09/27/18 230,233 96.82 223
219
CIM Commercial Trust Corp. 03/22/19 53,978 101.44 55
51
CIM Commercial Trust Corp. 03/01/21 793,298 102.00 809
635
CIM Commercial Trust Corp. 03/29/21 392,139 100.41 394
316
CIM Trust 11/07/19 417,997 100.59 420
376
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.49 416
314
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.36 104
81
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.28 245
180
Citigroup Mortgage Loan Trust, Inc. 05/06/21 592,383 101.24 600
477
Citigroup Mortgage Loan Trust, Inc. 06/25/21 514,790 100.40 517
414
Clarios Global, LP / Clarios US Finance Co. 11/09/22 206,000 96.47 199
205
CLI Funding VI LLC 03/23/21 758,000 100.24 760
672
Cloud Software Group Holdings, Inc. 11/09/22 578,000 85.41 494
507
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
176
Clydesdale Acquisition Holdings, Inc. 03/30/22 633,000 93.95 595
559
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
158
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
217
Colt Merger Sub, Inc. 06/19/20 771,000 101.04 777
768
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
281
Colt Merger Sub, Inc. 06/19/20 830,000 100.05 829
842
Commercial Mortgage Trust 01/21/20 160,000 97.07 155
139
Commercial Mortgage Trust 03/03/22 850,000 94.27 801
696
Commercial Mortgage Trust 04/28/22 1,500,000 89.94 1,349
1,288
Commerzbank AG 06/17/19 155,000 102.42 159
157
Commonbond Student Loan Trust 11/27/18 55,131 100.73 56
54
Commonbond Student Loan Trust 06/02/20 93,900 99.98 94
82
Commonbond Student Loan Trust 03/10/21 273,992 100.00 274
212
CommScope Technologies LLC 04/25/22 273,000 82.13 224
208
Compass Group Diversified Holdings LLC 04/07/21 333,000 103.84 346
300
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 103.80 882
813
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
666
Consensus Cloud Solutions, Inc. 09/24/21 887,000 91.95 816
848
Consensus Cloud Solutions, Inc. 09/24/21 262,000 96.33 252
245

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
388
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
866
Consolidated Energy Finance SA 11/09/22 364,000 93.22 339
338
Constellation Merger Sub, Inc. 09/03/19 292,000 92.83 271
253
Corebridge Financial, Inc 09/06/22 232,000 96.00 223
231
CoreLogic, Inc. 07/06/21 311,000 99.67 310
247
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.34 367
380
CoStar Group, Inc. 06/17/21 323,000 100.96 326
273
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 11/22/21 979,000 100.00 979
888
CPI CG, Inc. 04/07/21 289,000 103.69 300
285
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,036
Credit Acceptance Corp. 05/08/20 242,000 94.55 229
226
Credit Agricole SA 06/10/20 222,000 104.76 233
217
Credit Agricole SA 01/28/21 219,000 103.97 228
213
CSC Holdings LLC 07/06/21 1,449,000 87.69 1,275
857
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 106.52 282
256
CVR Energy, Inc. 01/10/20 402,000 100.00 402
368
CVR Energy, Inc. 01/10/20 783,000 98.54 772
756
Daimler Trucks Finance NA LLC 06/03/22 305,000 96.47 294
287
Danske Bank A/S 03/03/22 253,000 95.17 241
222
DaVita, Inc. 11/09/22 472,000 76.33 360
398
DB Master Finance LLC 03/20/19 193,500 100.00 193
185
DB Master Finance LLC 03/20/19 387,000 100.00 387
369
DBWF Mortgage Trust 10/25/18 1,000,000 90.15 901
787
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 99.99 1,000
825
Deephaven Residential Mortgage Trust 03/25/22 725,157 99.87 724
703
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.42 1,973
1,764
DISH DBS Corp. 11/10/21 220,000 100.00 220
190
DISH DBS Corp. 11/10/21 57,000 100.00 57
47
DKT Finance ApS 03/28/19 900,000 100.78 907
900
Domino's Pizza Master Issuer LLC 11/06/19 921,500 100.00 921
830
Domino's Pizza Master Issuer LLC 04/08/21 589,500 100.00 589
501
Dresdner Funding Trust I 03/02/22 139,000 128.13 178
150
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.22 496
468
El Puerto de Liverpool SAB de CV 01/06/23 224,000 97.97 219
219
Electricite de France SA 08/10/21 257,000 107.84 277
250
ELFI Graduate Loan Program 06/18/20 113,962 99.97 114
100
Ellington Financial Mortgage Trust 11/05/19 201,887 99.99 202
190
Ellington Financial Mortgage Trust 04/14/22 473,177 99.59 471
462
Emergent BioSolutions, Inc. 04/26/21 839,000 95.77 804
365
Enact Holdings, Inc. 11/13/20 225,000 103.92 234
222
Enel Finance International NV 09/24/18 202,000 107.50 217
201
Entegris, Inc. 06/16/22 1,227,000 91.89 1,127
1,178
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
59
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
190
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
165
EQM Midstream Partners, LP 04/21/22 669,000 98.05 656
657
EQM Midstream Partners, LP 05/31/22 313,000 101.26 317
313
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 103,093 99.88 103
103
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 168,677 97.01 164
168
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 90.68 1,088
1,122
Fannie Mae Connecticut Avenue Securities Trust 05/03/22 300,000 100.00 300
295
F-Brasile SpA / F-Brasile US LLC 11/09/22 446,000 81.74 365
365
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
356
First Quantum Minerals, Ltd. 11/07/19 175,000 99.66 174
172
First Student Bidco, Inc. 07/13/21 1,015,000 91.19 926
845
Flagstar Mortgage Trust 10/24/18 454,422 103.15 469
406
Flagstar Mortgage Trust 06/03/19 96,202 102.83 99
91
Flagstar Mortgage Trust 02/04/21 138,902 102.80 143
120
Forestar Group, Inc. 05/12/21 303,000 100.56 305
270
Fortescue Metals Group, Ltd. 03/15/21 352,000 103.38 364
349
Fortescue Metals Group, Ltd. 11/09/22 460,000 79.27 365
405
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 268,465 100.00 268
271
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
972
Freddie Mac Structured Agency Credit Risk Debt Notes 01/19/23 1,000,000 98.38 984
982
FREMF Mortgage Trust 03/24/21 15,097,913 0.38 57
39
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
11

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
FREMF Mortgage Trust 03/24/21 1,450,103 76.77 1,113
1,036
FREMF Mortgage Trust 05/10/21 5,092,678 0.35 18
18
FREMF Mortgage Trust 05/10/21 570,000 0.44 3
3
FREMF Mortgage Trust 05/10/21 400,000 66.61 266
216
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 101.74 268
259
Fresenius Medical Care US Finance III, Inc. 08/03/22 351,000 83.98 295
276
Frontier Communications Corp. 11/19/20 942,000 97.34 926
856
Frontier Communications Corp. 10/05/21 153,000 100.00 153
126
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
161
GAM Re-REMIC Trust 04/01/21 1,258,000 112.92 1,421
794
GAM Re-REMIC Trust 04/01/21 905,000 67.85 614
559
GAM Re-REMIC Trust 04/01/21 837,000 70.38 589
543
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
148
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
255
GAM Re-REMIC Trust 11/04/21 796,000 87.50 697
653
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
315
GAM Re-REMIC Trust 11/04/21 312,000 89.17 278
240
GAM Re-REMIC Trust 11/04/21 316,000 89.72 283
261
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
292
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
963
GAM Re-REMIC Trust 01/25/22 1,500,000 78.77 1,181
1,003
GAM Re-REMIC Trust 01/28/22 247,000 68.55 169
131
GAM Re-REMIC Trust 01/28/22 472,000 72.28 341
270
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
202
GAM Re-REMIC Trust 01/28/22 212,000 80.94 172
142
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
303
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
197
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
201
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
205
GAM Re-REMIC Trust 01/28/22 132,000 87.61 116
109
GAM Re-REMIC Trust 01/28/22 635,000 88.43 562
463
GAM Re-REMIC Trust 01/28/22 199,000 89.20 177
168
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
210
GAM Re-REMIC Trust 07/08/22 3,000,000 47.57 1,427
1,310
Garden Spinco Corp. 07/06/22 1,240,000 100.00 1,240
1,327
Gartner, Inc. 02/18/21 358,000 104.88 375
340
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.26 765
759
Genting New York LLC 10/05/21 441,000 100.07 441
395
Getty Images, Inc. 11/17/21 1,135,000 104.91 1,191
1,124
GFL Environmental, Inc. 10/12/21 458,000 101.30 464
413
Ghana Government International Bond 10/07/15 250,000 100.00 250
174
Glencore Funding LLC 11/21/22 219,000 98.85 216
217
Global Aircraft Leasing Co., Ltd. 07/26/19 2,059,574 96.66 1,991
1,880
Global Net Lease, Inc. 01/28/21 1,223,000 95.90 1,141
1,034
goeasy, Ltd. 05/12/21 306,000 101.00 309
273
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,256,910 99.96 1,256
1,003
GoTo Group, Inc. 08/12/22 487,000 77.72 379
245
Graham Packaging Co., Inc. 11/10/22 1,000,000 84.19 842
874
Graphic Packaging International LLC 07/06/21 366,000 101.10 370
327
Gray Television, Inc. 10/26/21 508,000 100.00 508
391
GrubHub, Inc. 10/12/21 320,000 102.64 328
256
Grupo Bimbo SAB de CV 11/03/21 308,000 103.51 319
303
GS Mortgage Securities Trust 10/30/18 604,563 71.06 430
121
GS Mortgage Securities Trust 08/01/19 920,003 105.89 974
830
GS Mortgage Securities Trust 03/12/21 837,289 101.41 849
674
GS Mortgage Securities Trust 05/14/21 383,136 96.69 370
257
GS Mortgage Securities Trust 06/03/21 924,307 103.92 961
781
GS Mortgage Securities Trust 06/15/21 869,269 100.53 874
700
GS Mortgage Securities Trust 06/15/21 800,000 100.92 807
610
GS Mortgage Securities Trust 09/22/21 1,068,255 100.90 1,078
861
GS Mortgage Securities Trust 12/06/21 483,734 96.41 466
353
GS Mortgage Securities Trust 01/10/22 932,216 97.37 908
756
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
164
Hadrian Merger Sub, Inc. 11/07/18 270,000 99.03 267
224
Hana Bank 01/04/22 305,000 104.48 319
299
Harvest Midstream I, LP 08/05/20 968,000 103.14 998
952
Hat Holdings I LLC 07/06/21 348,000 100.95 351
309
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 559,000 99.65 557
534

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
341
Helios Issuer LLC 10/26/18 634,097 99.98 634
539
Helios Issuer LLC 10/26/18 840,764 99.98 841
764
Helios Issuer LLC 06/15/20 375,078 99.99 375
327
Hertz Corp. (The) 11/29/21 424,000 98.46 417
347
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,003,325 102.21 1,026
931
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 100.88 573
546
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/03/23 194,000 90.59 176
180
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 106.82 367
341
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
268
Holdco LLC 07/25/22 457,000 85.95 393
375
Hologic, Inc. 01/28/21 325,000 105.07 341
310
Hong Kong Government International Bond 01/04/23 374,000 99.63 373
382
Hong Kong Government International Bond 01/04/23 210,000 99.68 209
210
Howard Hughes Corp. (The) 02/18/21 356,000 105.09 374
330
HUB International, Ltd. 04/25/22 440,000 98.06 431
436
Hungary Government International Bond 01/04/23 200,000 95.73 191
211
Hungary Government International Bond 01/04/23 234,000 99.28 232
242
ICICI Bank, Ltd. 09/13/21 306,000 107.25 328
288
Imperial Fund Mortgage Trust 04/14/22 470,376 100.00 470
454
Infraestuctura Energetica Nova SAB de CV 06/03/22 312,000 93.54 292
289
Intercorp Financial Services, Inc. 02/03/22 245,000 99.30 243
222
Intesa Sanpaolo SpA 10/14/16 744,000 98.15 734
726
Intesa Sanpaolo SpA 09/02/21 290,000 104.45 303
210
Intrado Corp. 12/13/17 264,000 99.11 262
236
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
383
IQVIA, Inc. 12/09/19 260,000 103.63 269
252
Iron Mountain, Inc. 05/12/21 448,000 101.67 455
405
Ithaca Energy North Sea PLC 08/16/21 268,000 100.05 268
263
ITT Holdings LLC 06/23/21 950,000 99.97 950
825
J.G. Wentworth XLII LLC 10/02/18 490,153 99.97 490
439
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
649
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/08/21 653,000 99.05 647
546
JDE Peet's NV 06/03/22 231,000 95.32 220
213
Jefferson Capital Holdings LLC 07/28/21 763,000 98.91 755
635
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.12 334
289
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.94 297
269
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 95.10 476
426
JPMorgan Commercial Mortgage Securities Trust 10/11/19 110,000 88.69 98
91
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.79 543
505
JPMorgan Mortgage Trust 12/06/18 801,810 90.25 724
678
JPMorgan Mortgage Trust 01/18/19 34,036 99.94 34
32
JPMorgan Mortgage Trust 03/22/19 27,321 101.10 28
26
JPMorgan Mortgage Trust 07/25/19 698,612 98.31 687
633
JPMorgan Mortgage Trust 01/24/20 371,153 104.20 387
335
JPMorgan Mortgage Trust 01/28/20 65,178 101.70 66
59
JPMorgan Mortgage Trust 01/30/20 369,439 101.07 373
298
JPMorgan Mortgage Trust 06/02/20 165,293 101.99 169
149
JPMorgan Mortgage Trust 07/15/20 665,770 103.81 691
617
JPMorgan Mortgage Trust 07/21/20 425,441 106.88 455
364
JPMorgan Mortgage Trust 08/20/20 264,151 105.39 278
242
JPMorgan Mortgage Trust 10/28/20 188,413 103.12 194
163
JPMorgan Mortgage Trust 11/10/20 84,131 102.79 86
78
JPMorgan Mortgage Trust 12/07/20 83,096 104.06 86
81
JPMorgan Mortgage Trust 01/19/21 325,255 103.29 336
262
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.76 998
847
JPMorgan Mortgage Trust 05/21/21 239,199 101.00 242
193
JPMorgan Mortgage Trust 04/27/22 475,581 90.48 430
399
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.09 251
242
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.25 360
321
LCM 28, Ltd. 10/16/18 500,000 100.00 500
472
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 1,002,000 102.66 1,029
976
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
647
Liberty Mutual Group, Inc. 05/03/22 51,000 127.99 65
57
Live Nation Entertainment, Inc. 04/08/20 485,000 98.62 478
449
LPL Holdings, Inc. 11/12/20 231,000 101.93 235
220
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
145
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
158

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
242
Magallanes, Inc. 10/25/22 1,000,000 85.76 858
918
Marks & Spencer PLC 09/27/18 111,000 108.10 120
99
Marlette Funding Trust 11/06/18 56,681 99.99 57
57
Marlette Funding Trust 04/26/21 900,000 99.98 900
863
MasTec, Inc. 06/27/22 1,750,000 91.50 1,601
1,622
Mattamy Group Corp. 04/29/20 627,000 91.46 573
529
Mattamy Group Corp. 07/26/22 185,000 87.55 162
169
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 91.30 737
788
MDGH GMTN RSC, Ltd. 10/18/22 350,000 98.61 345
374
Meituan 01/05/21 276,000 101.18 279
251
Mello Mortgage Capital Acceptance 01/24/20 903,111 105.02 948
825
MHP 07/26/22 500,000 93.19 466
476
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
351
Midcap Financial Issuer Trust 04/21/21 874,000 102.89 899
769
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
156
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 850,000 84.57 719
744
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 583,200 100.67 587
589
Millennium Escrow Corp. 07/15/21 53,000 100.00 53
37
Minerals Technologies, Inc. 03/03/21 296,000 103.49 306
271
MIWD Holdco II LLC / MIWD Finance Corp. 01/13/22 497,000 100.00 497
413
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
169
Molina Healthcare, Inc. 06/09/21 360,000 102.57 369
310
Molina Healthcare, Inc. 11/10/21 750,000 100.19 751
629
Mondelez International Holdings Netherlands BV 08/09/21 240,000 102.34 246
230
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,220,000 99.17 1,210
994
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.91 235
207
Morgan Stanley Capital I Trust 06/05/19 377,000 87.47 330
259
Mosaic Solar Loan Trust 11/27/18 123,415 98.46 121
115
Mosaic Solar Loan Trust 11/27/18 188,775 99.00 187
175
Mosaic Solar Loan Trust 06/12/20 252,598 99.98 253
217
Mosaic Solar Loan Trust 03/10/21 711,096 99.43 707
553
Mosaic Solar Loan Trust 03/24/21 285,116 100.14 285
246
Mosaic Solar Loan Trust 06/15/21 419,839 99.52 418
321
Mozart Debt Merger Sub, Inc. 04/20/22 314,000 90.90 285
268
MRCD Mortgage Trust 12/05/19 120,000 95.75 115
107
MSCI, Inc. 01/28/21 350,000 105.35 369
318
Nabors Industries, Inc. 01/07/20 606,000 94.49 573
589
Nabors Industries, Inc. 01/07/20 213,000 97.79 208
203
Nabors Industries, Inc. 11/18/21 766,000 99.39 761
767
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 104.01 368
328
Navient Private Education Refi Loan Trust 11/03/20 222,102 99.99 222
204
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
330
Neiman Marcus Group, Inc. 03/19/21 982,000 101.58 998
938
Nestle Holdings, Inc. 05/05/22 227,000 96.05 218
213
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
480
Neuberger Berman CLO, Ltd. 08/17/21 800,000 100.00 800
749
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
423
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 107.18 616
545
New Residential Investment Corp. 02/18/21 296,000 99.72 295
276
News Corp. 05/12/21 330,000 100.76 333
295
NFP Corp. 08/08/22 317,000 100.00 317
302
NGL Energy Operating LLC 01/25/21 770,000 100.94 777
731
NGPL PipeCo LLC 03/03/22 238,000 132.12 314
267
NMI Holdings, Inc. 08/16/21 272,000 108.61 295
275
Novelis Corp. 07/26/21 82,000 100.00 82
74
Novelis Corp. 07/26/21 784,000 80.47 631
662
NYACK Park CLO, Ltd. 09/02/21 1,500,000 100.00 1,500
1,366
Oaktree CLO, Ltd. 05/17/21 250,000 99.10 248
228
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
936
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
475
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.52 246
239
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.65 488
481
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
207
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
391
Onslow Bay Financial LLC 01/15/20 123,158 101.66 125
108
Onslow Bay Financial LLC 04/29/22 1,100,000 96.80 1,065
1,002
Open Text Corp. 01/28/21 364,000 101.86 371
316

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Open Text Holdings, Inc. 08/16/21 341,000 103.78 354
287
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
283
Oschadbank Via SSB #1 PLC 09/02/15 237,500 75.37 179
107
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.83 138
125
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
169
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.33 366
329
Oversea-Chinese Banking Corp., Ltd. 11/03/21 307,000 103.98 319
304
Palmer Square CLO, Ltd. 08/19/21 2,450,000 100.00 2,450
2,311
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,199
Panasonic Corp. 09/13/21 219,000 102.63 225
211
PECF USS Intermediate Holding III Corp. 11/04/21 106,000 100.00 106
81
Performance Food Group Co. 03/03/21 364,000 104.24 379
350
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
983
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
925
Pike Corp. 09/13/21 991,000 93.15 923
875
Pilgrim's Pride Corp. 03/03/21 861,000 101.35 866
854
Polar US Borrower LLC / Schenectady International Group, Inc. 05/05/22 387,000 64.25 249
174
PRA Group, Inc. 11/09/21 800,000 99.35 795
687
Presidio Holdings, Inc. 03/28/22 707,000 99.35 702
680
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/17/21 350,000 101.93 357
332
Primose Funding LLC 03/30/21 967,500 101.90 986
906
PROG Holdings, Inc. 11/10/21 770,000 100.05 770
653
Prosus NV 12/02/20 254,000 107.44 273
220
Providence Service Corp. (The) 01/28/21 274,000 104.25 286
265
PTC, Inc. 03/03/21 321,000 102.73 330
299
Radiology Partners, Inc. 11/01/21 1,561,000 105.40 1,645
944
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
491
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 239,000 98.32 235
221
RCKT Mortgage Trust 02/06/20 218,340 100.74 220
187
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.12 276
226
Regal Rexnord Corp. 01/12/23 395,000 101.95 403
405
Reliance Industries, Ltd. 10/07/21 216,000 104.91 227
212
Rent-A-Center, Inc. 02/04/21 1,059,000 92.60 981
900
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 182,000 93.61 170
149
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 92.21 93
78
RFM Re-REMIC Trust 08/03/22 530,000 72.03 382
345
RFM Re-REMIC Trust 08/03/22 560,000 74.03 415
373
RFM Re-REMIC Trust 08/03/22 450,000 77.57 349
323
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,141
1,081
RFM Re-REMIC Trust 08/03/22 1,830,000 84.47 1,546
1,433
RFM Re-REMIC Trust 08/03/22 1,210,000 86.01 1,041
959
RLJ Lodging Trust 06/10/21 174,000 100.00 174
159
Roche Holdings, Inc. 06/03/22 223,000 97.91 218
213
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 85.95 280
266
Rockies Express Pipeline LLC 05/06/20 650,000 92.76 603
578
Rockies Express Pipeline LLC 02/02/22 150,000 106.33 160
127
Roller Bearing Co. of America, Inc. 01/11/22 311,000 101.98 317
280
Romania Government International Bond 01/05/23 244,000 99.46 243
263
Romania Government International Bond 01/05/23 434,000 99.91 434
458
Royal Caribbean Cruises, Ltd. 08/11/21 626,000 100.00 626
560
Royal Caribbean Cruises, Ltd. 01/04/22 308,000 100.00 308
268
Royal Caribbean Cruises, Ltd. 09/22/22 92,000 100.03 92
97
RP Escrow Issuer LLC 11/19/21 434,000 99.97 434
354
Saudi Arabian Oil Co. 04/11/22 236,000 98.23 232
221
Saudi Government International Bond 01/10/23 333,000 92.70 309
317
Saudi Government International Bond 01/10/23 418,000 99.66 417
423
Sealed Air Corp. 10/26/16 200,000 106.25 213
208
Sealed Air Corp. 10/24/19 339,000 103.46 351
336
Seaspan Corp. 07/09/21 669,000 100.00 669
508
Sensata Technologies Holding PLC 06/30/22 80,000 80.89 65
68
Sequoia Mortgage Trust 09/17/19 64,928 101.73 66
61
Sequoia Mortgage Trust 10/08/19 61,312 101.32 62
55
Sequoia Mortgage Trust 11/14/19 951,205 102.85 978
859
Sequoia Mortgage Trust 06/22/22 526,273 83.76 441
426
Serbia Government International Bond 01/19/23 209,000 97.71 204
209
Silver Creek CLO, Ltd. 08/06/19 250,000 99.56 249
244
Sirius International Group, Ltd. 03/03/22 318,000 99.01 315
272
Sirius XM Holdings, Inc. 08/02/21 562,000 99.47 557
506

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
517
Sky, Ltd. 08/09/21 215,000 104.73 225
211
SMRT 05/02/22 1,400,000 97.06 1,359
1,297
Societe Generale SA 12/06/22 229,000 96.10 220
222
SoFi Professional Loan Program LLC 10/30/18 400,000 95.58 382
361
SoFi Professional Loan Program LLC 10/30/18 500,000 95.95 480
478
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
533
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
842
SoFi Professional Loan Program Trust 11/27/18 424,000 97.41 413
383
SoFi Professional Loan Program Trust 11/27/18 425,000 99.01 421
398
SoFi Professional Loan Program Trust 03/15/19 850,000 100.36 853
779
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
486
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
447
Solvay Finance America LLC 06/02/22 291,000 100.66 293
284
Sonic Automotive, Inc. 10/15/21 826,000 84.94 702
660
Sonic Automotive, Inc. 10/15/21 620,000 90.67 562
515
Sonic Capital LLC 01/15/20 536,708 100.00 537
495
Sonic Capital LLC 07/29/21 592,000 100.00 592
460
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
479
Southeast Supply Header LLC 10/12/21 455,000 102.09 465
430
Spirit AeroSystems, Inc. 11/08/22 198,000 100.00 198
215
Standard Chartered PLC 10/14/16 415,000 122.61 507
416
Standard Industries, Inc. 04/21/22 314,000 89.34 281
268
Staples, Inc. 02/09/21 725,000 101.33 735
644
Staples, Inc. 04/19/21 1,313,000 90.83 1,236
995
Starwood Property Trust, Inc. 01/11/22 231,000 99.23 229
207
State Bank of India 01/06/20 262,000 102.35 268
261
Stericycle, Inc. 01/28/21 337,000 102.22 344
299
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/07/21 155,000 100.45 156
135
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 533,000 96.98 517
500
Sunnova Helios Issuer LLC 11/20/20 329,032 99.97 329
257
Sunnova Sol III Issuer LLC 06/11/21 810,369 99.96 810
637
Sunrun Xanadu Issuer 05/31/19 436,501 99.99 436
396
Superior Plus Corp. 03/01/21 1,717,000 91.76 1,576
1,517
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
500
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.13 486
476
Tacora Resources, Inc. 11/09/22 399,000 83.66 334
306
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
283
TCW Group, Inc. (The) 06/21/21 1,500,000 100.00 1,500
1,355
Team Health Holdings, Inc. 02/07/19 284,000 92.28 262
187
Telecom Italia Capital SA 12/06/19 219,000 102.40 224
212
Teleflex, Inc. 01/28/21 321,000 104.09 334
296
Tencent Holdings, Ltd. 01/04/21 263,000 102.57 270
259
Terrier Media Buyer, Inc. 12/12/19 954,000 92.88 886
744
Texas Eastern Transmission, LP 12/05/19 271,000 102.29 277
254
Textainer Marine Containers VII, Ltd. 03/24/21 817,000 99.98 817
718
TransDigm, Inc. 03/26/20 1,147,000 101.20 1,155
1,147
TransDigm, Inc. 04/02/20 245,000 100.00 245
250
Transnet SOC, Ltd. 01/30/23 365,000 100.00 365
366
Transocean Poseidon, Ltd. 04/26/21 41,125 95.93 39
41
Transocean Titan Financing, Ltd. 01/09/23 193,000 100.00 193
200
Transocean, Inc. 04/26/21 202,000 79.42 160
190
Transocean, Inc. 04/26/21 503,000 82.69 416
479
Transocean, Inc. 06/29/21 112,000 87.34 98
103
Transocean, Inc. 01/17/23 735,000 100.00 735
758
Trident TPI Holdings, Inc. 12/13/19 875,000 100.70 881
854
Triton Container International, Ltd. 02/19/21 422,083 99.82 421
365
Triumph Group, Inc. 09/09/19 402,000 100.43 404
388
TSMC Global, Ltd. 11/21/22 244,000 88.57 216
220
Turkiye Ihracat Kredi Bankasi AS 01/24/23 481,000 99.43 478
480
Uber Technologies, Inc. 11/12/20 227,000 103.64 235
222
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 81.67 2,123
2,347
UBS Group AG 06/03/22 228,000 96.20 219
214
Ukraine Government International Bond 04/23/15 195,000 40.47 79
62
Ukreximbank Via Biz Finance PLC 03/12/15 505,583 99.80 505
167
UniCredit SpA 05/08/20 205,000 105.30 216
199
UniCredit SpA 09/20/21 243,000 101.41 246
220

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
United Airlines, Inc. 04/14/21 187,000 100.00 187
178
United Airlines, Inc. 04/14/21 195,000 100.00 195
178
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 103.63 32
31
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
221
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.75 365
252
Univision Communications, Inc. 06/04/20 622,000 100.77 626
610
Univision Communications, Inc. 06/09/22 191,000 99.30 190
187
US Foods, Inc. 03/03/21 382,000 101.33 387
349
UWM Mortgage Trust 05/27/21 822,905 100.51 827
662
Vector Group, Ltd. 03/03/21 341,000 103.65 353
297
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
924
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
210
Venture Global Calcasieu Pass LLC 07/29/21 567,000 96.84 548
503
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
399
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 101.05 1,173
766
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
661
Verus Securitization Trust 06/22/22 572,606 88.14 505
488
VICI Properties, Inc. 07/06/22 311,000 92.10 286
291
Videotron, Ltd. 01/11/22 326,000 104.00 339
324
Vistra Operations Co. LLC 05/10/22 2,250,000 100.00 2,250
2,221
WEA Finance LLC / Westfield UK & Europe Finance PLC 06/02/22 222,000 98.76 219
212
Weatherford International, Ltd. 09/21/21 378,000 97.21 367
376
Weatherford International, Ltd. 10/14/21 1,655,000 96.36 1,612
1,671
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.45 333
263
Wells Fargo Mortgage Backed Securities Trust 02/14/20 21,321 100.80 21
18
Wells Fargo Mortgage Backed Securities Trust 08/10/20 178,919 103.05 184
155
Wells Fargo Mortgage Backed Securities Trust 09/17/20 248,828 102.33 255
216
Wells Fargo Mortgage Backed Securities Trust 03/12/21 778,282 101.39 789
624
Wendy's Funding LLC 03/26/19 475,000 98.99 470
442
West Fraser Timber Co., Ltd. 06/02/22 216,000 100.74 218
212
WFRBS Commercial Mortgage Trust 05/14/19 940,000 83.25 783
919
WFRBS Commercial Mortgage Trust 08/06/19 330,000 87.48 289
321
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.20 741
731
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.88 1,742
1,782
Whirlpool Corp. 10/22/21 250,000 100.00 250
229
Williams Scotsman International, Inc. 01/28/21 303,000 102.98 312
281
Woodward Capital Management LLC 03/11/21 162,627 101.67 165
131
Woori Bank 01/04/22 307,000 103.88 319
303
World Acceptance Corp. 01/11/22 298,000 100.31 299
230
Yara International ASA 07/06/22 226,000 96.35 218
217
YPF SA 08/15/18 950 100.00 1
1
YPF SA 08/15/18 30,897 100.00 31
30
YPF SA 01/28/21 50 27.86 —
—
Zayo Group Holdings, Inc. 08/24/22 379,000 81.33 308
261
ZF NA Capital, Inc. 05/04/20 290,000 96.71 280 280
257,078
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 113 CAD 14,267 03/23
112
Euro-Bobl Futures 6 EUR 704 03/23
(8)
Euro-Bund Futures 6 EUR 821 03/23
(21)
Euro-Schatz Futures 5 EUR 529 03/23
(3)
Long Gilt Futures 5 GBP 523 03/23
—
United States 2 Year Treasury Note Futures 222 USD 45,655 03/23
162
United States 5 Year Treasury Note Futures 538 USD 58,773 03/23
158
United States 10 Year Treasury Note Futures 195 USD 22,331 03/23
246

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Ultra Treasury Note Futures 32 USD 3,878 03/23
56
United States Treasury Long Bond Futures 32 USD 4,156 03/23
6
United States Treasury Ultra Bond Futures 62 USD 8,789 03/23 443
Short Positions
Euro-Bund Futures 64 EUR 8,757 03/23
303
Japanese 10 Year Government Bond Futures 35 JPY 513,100 03/23
(32)
Long Gilt Futures 47 GBP 4,912 03/23
(4)
United States 2 Year Treasury Note Futures 133 USD 27,352 03/23
(105)
United States 5 Year Treasury Note Futures 61 USD 6,664 03/23
(56)
United States 10 Year Treasury Note Futures 262 USD 30,004 03/23
(278)
United States 10 Year Ultra Treasury Note Futures 55 USD 6,666 03/23
(90)
United States Treasury Long Bond Futures 77 USD 10,000 03/23
(222)
United States Treasury Ultra Bond Futures 24 USD 3,403 03/23 (139)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 528
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 878 EUR 807 02/28/23 1
Bank of America USD 34 GBP 28 02/28/23 —
Bank of America USD 4 MXN 70 02/10/23 —
Bank of America USD 34 THB 1,103 02/10/23 —
Bank of America USD 76 TRY 1,433 02/10/23 —
Bank of America USD 2,585 TRY 49,971 02/10/23 61
Bank of America USD 30 ZAR 525 02/10/23 —
Bank of America USD 1,607 ZAR 27,174 02/10/23 (46)
Bank of America CHF 730 USD 793 02/28/23 (7)
Bank of America EUR 527 USD 574 02/28/23 —
Bank of America GBP 7,787 USD 9,594 02/28/23 (11)
Bank of America MXN 9,158 USD 470 02/10/23 (16)
Bank of America THB 38,041 USD 1,126 02/10/23 (27)
Citigroup USD 1,181 BRL 6,501 02/10/23 98
Citigroup USD 5,219 EUR 4,917 02/10/23 131
Citigroup USD 655 GBP 545 02/10/23 16
Citigroup USD 2,755 NZD 4,374 02/10/23 72
Citigroup CHF 98 USD 107 02/10/23 (1)
Citigroup CHF 6,201 USD 6,685 02/10/23 (94)
Citigroup EUR 1,029 USD 1,119 02/10/23 —
Citigroup GBP 274 USD 339 02/10/23 1
Citigroup NZD 21 USD 14 02/10/23 —
Commonwealth Bank of Australia EUR 7,494 USD 8,034 03/15/23 (134)
Commonwealth Bank of Australia GBP 958 USD 1,190 03/15/23 7
HSBC USD 1,902 EUR 1,780 03/15/23 39
HSBC USD 359 GBP 295 03/15/23 5
HSBC EUR 55 USD 59 03/15/23 (1)
HSBC EUR 140 USD 152 03/15/23 (1)
HSBC EUR 7,494 USD 8,029 03/15/23 (140)
HSBC GBP 20 USD 24 03/15/23 —
HSBC GBP 958 USD 1,188 03/15/23 6
JPMorgan Chase CAD 258 USD 193 02/28/23 (1)
JPMorgan Chase EUR 275 USD 300 02/28/23 1
JPMorgan Chase EUR 25,881 USD 28,204 02/28/23 21
Royal Bank of Canada EUR 7,494 USD 8,039 03/15/23 (129)
Royal Bank of Canada GBP 958 USD 1,192 03/15/23 10

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered EUR 7,494 USD 8,030 03/15/23 (138)
Standard Chartered GBP 958 USD 1,189 03/15/23 6
State Street USD 109 AUD 153 02/10/23 —
State Street USD 38 CAD 50 02/10/23 —
State Street USD 2,739 CAD 3,711 02/10/23 50
State Street USD 23 CZK 499 02/10/23 —
State Street USD 24 EUR 22 02/01/23 —
State Street USD 91 EUR 85 03/15/23 2
State Street USD 119 EUR 110 03/15/23 1
State Street USD 187 EUR 175 03/15/23 3
State Street USD 12 GBP 10 03/15/23 —
State Street USD 30 GBP 25 03/15/23 —
State Street USD 1,098 HUF 415,782 02/10/23 54
State Street USD 1,006 JPY 130,910 02/10/23 1
State Street USD 26 KRW 31,371 02/10/23 —
State Street USD 583 KRW 740,509 02/10/23 18
State Street USD 474 MYR 2,085 02/10/23 15
State Street USD 62 PEN 238 02/10/23 —
State Street USD 1,564 PEN 6,002 02/10/23 (4)
State Street USD 1,170 SEK 12,313 02/10/23 8
State Street USD 2,815 SEK 29,178 02/10/23 (24)
State Street USD 2,739 SGD 3,595 02/10/23 (2)
State Street USD 175 TWD 5,348 02/10/23 3
State Street AUD 5,826 USD 3,990 02/10/23 (123)
State Street BRL 97 USD 19 02/10/23 —
State Street BRL 683 USD 124 02/10/23 (10)
State Street CLP 1,293,609 USD 1,595 02/10/23 (28)
State Street COP 269,741 USD 58 02/10/23 1
State Street COP 1,197,076 USD 241 02/10/23 (14)
State Street CZK 35,773 USD 1,575 02/10/23 (59)
State Street EUR 30 USD 33 03/15/23 —
State Street EUR 65 USD 71 03/15/23 —
State Street EUR 90 USD 97 03/15/23 (1)
State Street EUR 115 USD 124 03/15/23 (1)
State Street EUR 115 USD 123 03/15/23 (3)
State Street EUR 120 USD 130 03/15/23 —
State Street EUR 130 USD 137 03/15/23 (4)
State Street EUR 140 USD 152 03/15/23 —
State Street EUR 155 USD 168 03/15/23 (1)
State Street GBP 10 USD 12 03/15/23 —
State Street GBP 16 USD 20 03/15/23 —
State Street GBP 20 USD 24 03/15/23 —
State Street GBP 24 USD 29 03/15/23 —
State Street GBP 30 USD 36 03/15/23 (1)
State Street HKD 9,137 USD 1,167 02/10/23 1
State Street HKD 12,255 USD 1,569 02/10/23 5
State Street HUF 14,089 USD 39 02/10/23 —
State Street JPY 148,388 USD 1,131 02/10/23 (10)
State Street MYR 37 USD 9 02/10/23 —
State Street SGD 3,595 USD 2,679 02/10/23 (58)
State Street TWD 417 USD 14 02/10/23 —
Toronto Dominion Bank EUR 7,494 USD 8,029 03/15/23 (139)
Toronto Dominion Bank GBP 958 USD 1,188 03/15/23 5
UBS USD 2,820 COP 13,944,700 02/10/23 161
UBS KRW 4,135,583 USD 3,258 02/10/23 (96)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS TWD 39,108 USD 1,280 02/10/23 (22)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (543)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 17,785 $ 447
$ —
$ 18,232
Corporate Bonds and Notes — 203,029 11
—
203,040
International Debt — 156,426 —
—
156,426
Mortgage-Backed Securities — 68,759 —
—
68,759
Non-US Bonds — 74,939 —
—
74,939
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 192
—
192
Financial Services — — —
—
—
Materials and Processing — — 3,198
—
3,198
Producer Durables — 142 3,098
—
3,240
Technology — — —
—
—
Preferred Stocks — — — — —
Warrants and Rights — 37 — — 37
Short-Term Investments — 3,458 45 26,045 29,548
Total Investments
— 524,575 6,991 26,045 557,611
Other Financial Instruments
Assets
Futures Contracts 1, 486 — — — 1,486
Foreign Currency Exchange Contracts — 803 — — 803
Liabilities
Futures Contracts (958) — — — (958)
Foreign Currency Exchange Contracts — (1,346) — — (1,346)
Total Other Financial Instruments
*
$ 528 $ (543) $ — $ — $ (15)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 447
Corporate Bonds and Notes Other* 11
Common Stocks
Energy Other* 192
Materials and Processing Discounted cash flow*** Discount rate** 15.0% 3,198
Market approach*** EBITDA multiple**** 6.3x
Discount to guideline
comparables 14.9%
Producer Durables Discounted cash flow*** Discount rate** 13.2% 3,098
Market approach*** EBITDA multiple**** 3.4x
Discount to guideline
comparables 29.2%
Short-Term Investments Other* 45
Total Investments 6,991
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2023 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2023 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2022
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
of
1/31/2023
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
1/31/2023
Long-Term Fixed Income
Investments
Asset Backed Securities $ 472 $ — $ — $ — $ — $ — $ — $ (25) $ 447 $ (25)
Corporate Bonds and Notes 11 — — — — — — — 11 —
International Debt 250 — 250 — — — — — — —
Common Stocks
Energy 187 — — — — — — 5 192 5
Materials and Processing 3,304 — — — — — — (106) 3,198 (106)
Producer Durables 2,803 — — — — — — 295 3,098 295
Preferred Stocks 3,911 — 4,902 — 991 — — — — —
Short-Term Investments
45 — — — — — — — 45 —
Total Investments
$ 10,983 $ — $ 5,152 $ — $ 991 $ — $ — $ 169 $ 6,991 $ 169

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
929
Argentina ............................................................................................
999
Armenia ..............................................................................................
157
Australia .............................................................................................
1,351
Austria ................................................................................................
819
Azerbaijan ..........................................................................................
1,211
Bahrain ...............................................................................................
2,938
Belarus ...............................................................................................
330
Belgium ..............................................................................................
284
Bermuda .............................................................................................
3,508
Brazil ..................................................................................................
3,965
Canada ................................................................................................
9,794
Cayman Islands ..................................................................................
21,974
Chile ...................................................................................................
3,497
China ..................................................................................................
5,140
Colombia ............................................................................................
3,464
Costa Rica ..........................................................................................
1,448
Czech Republic ..................................................................................
2,424
Denmark .............................................................................................
1,122
Dominican Republic ..........................................................................
1,517
Ecuador ..............................................................................................
800
Egypt ..................................................................................................
1,311
El Salvador .........................................................................................
235
Finland ...............................................................................................
1,436
France .................................................................................................
14,439
Georgia ...............................................................................................
515
Germany .............................................................................................
13,112
Ghana .................................................................................................
700
Guatemala ..........................................................................................
485
Hong Kong .........................................................................................
1,436
Hungary ..............................................................................................
974
India ...................................................................................................
1,735
Indonesia ............................................................................................
3,318
Israel ...................................................................................................
1,920
Italy ....................................................................................................
11,743
Japan ..................................................................................................
430
Jersey ..................................................................................................
86
Jordan .................................................................................................
470
Kazakhstan .........................................................................................
1,083
Kenya .................................................................................................
388
Lebanon ..............................................................................................
88
Luxembourg .......................................................................................
6,008
Macao .................................................................................................
296
Malaysia .............................................................................................
2,638
Mexico ...............................................................................................
10,403
Mongolia ............................................................................................
337
Morocco .............................................................................................
822
Netherlands ........................................................................................
3,732
Nigeria ................................................................................................
1,094
Norway ...............................................................................................
641
Oman ..................................................................................................
2,802

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands
Country Exposure
Fair Value
$
Pakistan ..............................................................................................
813
Panama ...............................................................................................
1,900
Paraguay .............................................................................................
474
Peru ....................................................................................................
2,816
Philippines ..........................................................................................
2,629
Poland ................................................................................................
1,186
Portugal ..............................................................................................
296
Qatar ...................................................................................................
3,228
Romania .............................................................................................
1,195
Russia .................................................................................................
941
Saudi Arabia .......................................................................................
4,187
Senegal ...............................................................................................
187
Serbia .................................................................................................
209
Singapore ...........................................................................................
1,007
South Africa .......................................................................................
2,958
South Korea .......................................................................................
602
Spain ..................................................................................................
4,740
Sri Lanka ............................................................................................
448
Sweden ...............................................................................................
1,129
Switzerland ........................................................................................
3,788
Taiwan ................................................................................................
220
Thailand .............................................................................................
403
Trinidad and Tobago ..........................................................................
453
Turkey ................................................................................................
3,587
Ukraine ...............................................................................................
994
United Arab Emirates .........................................................................
4,544
United Kingdom .................................................................................
25,751
United States ......................................................................................
331,022
Uruguay ..............................................................................................
1,353
Uzbekistan ..........................................................................................
840
Venezuela, Bolivarian Republic of ....................................................
711
Zambia ...............................................................................................
652
Total Investments ............................................................................... 557,611

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.8%
Corporate Bonds and Notes - 9.4%
AES Corp. (The)
Series WI
2.450% due 01/15/31 100 83
Air Lease Corp.
3.250% due 03/01/25 100 96
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 200 185
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 300 230
Aptiv PLC
3.100% due 12/01/51 209 136
Ashland LLC
3.375% due 09/01/31 (Þ) 266 221
Ball Corp.
3.125% due 09/15/31 435 356
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 01/15/34 (Þ) 600 468
Centene Corp.
2.500% due 03/01/31 650 531
CF Industries, Inc.
5.150% due 03/15/34 51 50
4.950% due 06/01/43 51 46
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 214 181
DCP Midstream Operating, LP
3.250% due 02/15/32 200 173
EnLink Midstream Partners, LP
5.050% due 04/01/45 300 236
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 18 15
First Citizens BancShares, Inc.
Series B
8.741% due 12/31/99 (USD 3 Month
LIBOR + 3.972%)(Ê)(ƒ) 25 25
General Electric Co.
Series D
8.099% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 200 199
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 200 186
HCA, Inc.
3.500% due 07/15/51 800 561
Huntsman International LLC
2.950% due 06/15/31 500 412
JPMorgan Chase & Co.
Series CC
7.394% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 100 100
Jubilee CLO
1.000% due 10/15/35 (3 Month
EURIBOR + 3.200%)(Ê) 150 144
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 280 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 500 418
Liberty Mutual Group, Inc.
4.300% due 02/01/61 (Þ) 150 98
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 287 245
Novelis Corp.
3.875% due 08/15/31 (Þ) 326 275
OneMain Finance Corp.
3.500% due 01/15/27 263 229
3.875% due 09/15/28 22 19
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 500 431
PVH Corp.
Series WI
4.625% due 07/10/25 150 147
Seagate HDD Cayman
9.625% due 12/01/32 (Þ) 383 433
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 27 24
4.000% due 12/01/27 (Þ) 650 601
Steel Dynamics, Inc.
1.650% due 10/15/27 100 87
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 450 412
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 500 450
T-Mobile USA, Inc.
Series WI
3.300% due 02/15/51 400 288
3.400% due 10/15/52 350 255
Western Digital Corp.
2.850% due 02/01/29 314 256
3.100% due 02/01/32 229 175
9,685
International Debt - 16.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.500% due 01/15/25 250 240
Akbank TAS
Series REGS
5.125% due 03/31/25 200 189
Altice France Holding SA
Series 144a
6.000% due 02/15/28 (Þ) 200 135
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 200 169
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 430 414
Ashland Services BV
Series REGS
2.000% due 01/30/28 190 181
Ball Corp.
1.500% due 03/15/27 100 96

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 182
Series REGS
2.750% due 01/11/26 200 182
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ) 200 195
Barclays PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.410%)(Ê)(ƒ) 200 163
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 400 407
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 196
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ) 499 408
Canpack SA / Canpack US LLC
3.125% due 11/01/25 (Þ) 348 317
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 350 315
Celanese Holdings LLC
0.625% due 09/10/28 271 226
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 400 337
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 600 481
Coca-Cola Icecek AS
Series REGS
4.500% due 01/20/29 200 175
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 400 310
2.700% due 07/12/26 200 130
Credit Agricole SA
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 170
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 550 368
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)(Ê)(ƒ) 200 182
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 200 190
Dow Chemical Co. (The)
1.875% due 03/15/40 195 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Erna Srl
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)(Ê) 292 310
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 400 323
Falabella SA
Series REGS
3.375% due 01/15/32 200 163
FMG Resources August, Ltd.
6.125% due 04/15/32 (Þ) 156 152
Ford Motor Credit Co. LLC
2.748% due 06/14/24 100 117
4.535% due 03/06/25 150 178
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 300 284
Greenko Power II, Ltd.
4.300% due 12/13/28 (Þ) 191 164
GUSAP III, LP
Series REGS
4.250% due 01/21/30 200 190
HSBC Bank PLC
5.401% due 06/29/49 170 128
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 400 301
IQVIA, Inc.
Series REGS
2.250% due 03/15/29 575 524
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê) 200 184
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 600 491
Kraft Heinz Foods Co.
4.125% due 07/01/27 791 953
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24 100 109
Logan Group Co., Ltd.
6.900% due 06/09/24 200 59
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 400 312
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 200 158
Marks & Spencer PLC
4.500% due 07/10/27 200 226
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 400 339

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MPT Operating Partnership, LP / MPT
Finance Corp.
2.500% due 03/24/26 178 173
0.993% due 10/15/26 202 163
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 400 307
Netflix, Inc.
Series REGS
3.625% due 06/15/30 400 416
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 100 94
Nutrien, Ltd.
2.950% due 05/13/30 350 312
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 200 170
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 400 323
PVH Corp.
Series REGS
3.125% due 12/15/27 125 129
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 100 96
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê) 300 65
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 500 468
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 251 221
SPCM SA
3.125% due 03/15/27 (Þ) 300 264
3.375% due 03/15/30 (Þ) 214 181
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31 (Þ) 200 160
Series REGS
2.875% due 08/12/31 200 160
Suzano Austria GmbH
2.500% due 09/15/28 200 171
Series DM3N
3.125% due 01/15/32 200 159
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(ƒ) 200 185
Telecom Italia Capital SA
6.000% due 09/30/34 100 80
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 200 188
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 450 396
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 200 132
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê) 200 158
17,339
Non-US Bonds - 50.3%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.674%)(Ê)(ƒ) EUR 200 205
AlbaCore Euro CLO IV DAC
Series 2022-4X Class D
4.600% due 07/15/35 (3 Month
EURIBOR + 4.600%)(Ê) EUR 100 106
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 93
Altice Financing SA
4.250% due 08/15/29 (Þ) EUR 100 88
Series REGS
2.250% due 01/15/25 EUR 213 216
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 350 256
Arbour CLO X
Series 2022-10X Class D
3.500% due 06/15/34 (3 Month
EURIBOR + 3.500%)(Ê) EUR 150 141
Arcelik AS
3.000% due 05/27/26 EUR 350 345
Ares European CLO
Series 2022-16X Class D
1.000% due 07/15/35 (3 Month
EURIBOR + 6.310%)(Ê) EUR 100 108
Asian Development Bank
4.250% due 01/17/28 AUD 2,100 1,495
Australia Government International
Bond
3.250% due 06/21/39 AUD 200 130
Series 150
3.000% due 03/21/47 AUD 500 300
Aviva PLC
6.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.649%)(Ê)(ƒ) GBP 200 229
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê) EUR 100 91
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê) EUR 100 95
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 197

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bridgepoint Group PLC
Series 2023-4X Class D
9.431% due 01/20/37 (3 Month
EURIBOR + 6.550%)(Ê) EUR 100 105
British Airways Pass-Through Trust
3.750% due 03/25/29 EUR 200 182
British Telecommunications PLC
1.874% due 08/18/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.130%)(Ê) EUR 183 180
Bundesrepublik Deutschland
0.010% due 11/15/28 EUR 100 96
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 100 110
CaixaBank SA
3.625% due 12/31/99(~)(Ê)(ƒ) EUR 400 321
Capital Four CLO
Series 2022-4X Class E
7.601% due 04/13/35 (3 Month
EURIBOR + 7.250%)(Ê) EUR 170 169
Cellnex Finance Co. SA
2.000% due 02/15/33 EUR 200 169
Chile Government International Bond
0.555% due 01/21/29 EUR 100 90
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ) EUR 400 347
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 200 191
CPPIB Capital, Inc.
4.400% due 01/16/26 AUD 1,000 711
4.450% due 09/01/27 AUD 10,600 7,513
Dowson
Series 2021-2 Class D
5.232% due 10/20/28 (SONIA +
1.800%)(Ê) GBP 109 129
Series 2022-1 Class D
6.132% due 01/20/29 (SONIA +
2.700%)(Ê) GBP 110 132
Dryden Leveraged Loan LLC
Series 2022-91X Class E
7.060% due 04/18/35 (3 Month
EURIBOR + 7.060%)(Ê) EUR 150 140
Dutch Property Finance BV (DPF)
Series 2022-1 Class D
3.978% due 10/28/59 (3 Month
EURIBOR + 2.400%)(Ê) EUR 100 101
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 200 228
Elis SA
2.250% due 09/22/29 EUR 100 126
Enel SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 900 717
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê) EUR 200 167
Eurofins Scientific SE
0.875% due 05/19/31 EUR 200 169
Faurecia SE
2.375% due 06/15/27 EUR 150 140
Fidelity Grand Harbour CLO DAC
Series 2021-1X Class D
5.888% due 10/15/34 (3 Month
EURIBOR + 3.600%)(Ê) EUR 150 148
France Government International Bond
4.750% due 04/25/35 EUR 4,100 5,272
4.000% due 04/25/55 (Þ) EUR 100 129
4.000% due 04/25/60 EUR 2,100 2,762
French Republic Government Bond
OAT
0.750% due 02/25/28 EUR 900 894
Fresenius Medical Care AG & Co.
KGaA
3.875% due 09/20/27 EUR 225 240
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 439 404
Harvest CLO XXIX DAC
Series 2022-29X Class E
10.408% due 07/15/35 (3 Month
EURIBOR + 8.120%)(Ê) EUR 150 156
Hayfin Emerald CLO VIII DAC
Series 2021-8X Class D
5.788% due 01/17/35 (3 Month
EURIBOR + 3.500%)(Ê) EUR 150 136
Henley Investment Management, Ltd.
Series 2022-7X Class D
6.699% due 04/25/34 (3 Month
EURIBOR + 4.250%)(Ê) EUR 300 315
Series HNLY-4X Class E
7.699% due 04/25/34 EUR 100 91
Hops Hill No2 PLC
Series 2022-2 Class D
7.329% due 11/27/54 (SONIA +
3.900%)(Ê) GBP 100 121
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 99
ICG Euro CLO
Series 2022-1X Class D
6.398% due 05/15/35 (3 Month
EURIBOR + 4.600%)(Ê) EUR 200 208
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 250 256
Iliad SA
1.875% due 02/11/28 EUR 300 277
Infrastrutture Wireless Italiane SpA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 04/19/31 EUR 350 309
International Bank for Reconstruction
& Development
4.400% due 01/13/28 AUD 700 502
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 100 92
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 450 377
Invesco Euro CLO VIII DAC
Series 2022-8X Class E
8.345% due 07/25/36 (3 Month
EURIBOR + 7.950%)(Ê) EUR 170 170
Jubilee CDO VII BV
Series 2022-26X Class D
8.221% due 10/15/36 (3 Month
EURIBOR + 6.670%)(Ê) EUR 150 163
Series 2022-26X Class E
9.751% due 10/15/36 (3 Month
EURIBOR + 8.200%)(Ê) EUR 100 102
KfW
4.300% due 07/13/27 AUD 1,100 787
Kommunalbanken AS
4.350% due 01/18/28 AUD 800 568
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ) EUR 400 317
Lagardere SA
1.750% due 10/07/27 EUR 200 209
Landwirtschaftliche Rentenbank
2.600% due 03/23/27 AUD 800 536
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
5.082% due 07/20/58 (SONIA +
1.650%)(Ê) GBP 100 113
Logicor Financing SARL
1.500% due 07/13/26 EUR 100 93
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 100
Series REGS
4.000% due 09/18/27 EUR 300 299
Loxam SAS
3.250% due 01/14/25 EUR 200 208
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 200 198
Mondi PLC
1.625% due 04/27/26 EUR 404 413
Nederlandse Waterschapsbank NV
3.500% due 07/20/27 AUD 100 69
New Zealand Government International
Bond
Series 0534
4.250% due 05/15/34 NZD 500 323
Newday Funding Master Issuer PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-2X Class C
8.433% due 07/15/30 (SONIA +
5.000%)(Ê) GBP 100 125
Nexi SpA
5.940% due 02/24/28 EUR 400 325
Northwoods Capital 26 Euro DAC
Series 2022-26X Class E
9.858% due 07/15/35 (3 Month
EURIBOR + 7.570%)(Ê) EUR 170 167
NRW Bank
3.500% due 05/08/28 AUD 2,000 1,343
Orsted A/S
2.500% due 02/18/31 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê) GBP 200 173
Palmer Square European Loan Funding
DAC
Series 2022-3X Class D
8.053% due 04/12/32 (3 Month
EURIBOR + 6.010%)(Ê) EUR 250 269
Pension Insurance Corp. PLC
3.625% due 10/21/32 GBP 200 194
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 211
Providus CLO
Series 2021-6X Class D
5.002% due 05/20/34 (3 Month
EURIBOR + 3.200%)(Ê) EUR 200 196
Province of Quebec
3.700% due 05/20/26 AUD 10,000 6,959
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê) GBP 150 144
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 190 175
Red & Black Auto Germany
Series 2022-9 Class D
7.518% due 09/15/31 (1 Month
EURIBOR + 5.600%)(Ê) EUR 100 109
Rockford Tower Europe CLO DAC
Series 2021-2X Class D
5.867% due 01/24/35 (3 Month
EURIBOR + 3.450%)(Ê) EUR 150 140
Rothesay Life PLC
Series REGS
3.375% due 07/12/26 GBP 150 171
Samhallsbyggnadsbolaget i Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.814%)(Ê)(ƒ) EUR 100 41
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 500 210
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 523 547
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 EUR 425 344
Solvay SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ) EUR 100 98
SSE PLC
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.696%)(Ê)(ƒ) EUR 150 151
TDC Net A/S
Series EMTN
5.056% due 05/31/28 EUR 150 161
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ) EUR 700 605
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28 EUR 100 98
Telia Co. AB
2.750% due 06/30/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.946%)(Ê) EUR 200 193
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ) EUR 200 203
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99(~)(Ê)(ƒ) EUR 100 92
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 150 175
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
4.684% due 07/12/63 (SONIA +
1.250%)(Ê) GBP 100 117
Trinitas Euro CLO III DAC
Series 2022-3X Class D
8.303% due 01/25/37 (3 Month
EURIBOR + 6.300%)(Ê) EUR 180 194
Series 2022-3X Class E
9.913% due 01/25/37 (3 Month
EURIBOR + 7.910%)(Ê) EUR 100 103
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 EUR 100 101
Twin Bridges Mortgage Trust
Series 2021-2 Class D
4.944% due 09/12/55 (SONIA +
1.500%)(Ê) GBP 100 113
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 171
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 196
United Kingdom Gilt
3.750% due 01/29/38 GBP 1,300 1,606
Veolia Environnement SA
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 500 442
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verallia SA
1.875% due 11/10/31 EUR 400 348
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 198 195
Volvo Car AB
2.125% due 04/02/24 EUR 150 159
2.000% due 01/24/25 EUR 200 207
VZ Secured Financing BV
Series REGS
3.500% due 01/15/32 EUR 300 259
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 350 299
51,913
United States Government Treasuries - 3.3%
United States Treasury Notes
0.250% due 03/15/24 797 759
1.125% due 02/15/31 3,100 2,610
3,369
Total Long-Term Investments
(cost $88,988) 82,306
Options Purchased - 0.8%
(Number of Contracts)
France Government
Bond
Morgan Stanley Jun 2024 131.33
Call (700,000) 700 (ÿ) 46
Morgan Stanley Jun 2024 134.50
Call (700,000) 700 (ÿ) 40
Morgan Stanley Jun 2024 45.60
Put (1,500,000) 1,500 (ÿ) 142
Morgan Stanley Jun 2024 80.43
Put (300,000) 300 (ÿ) 41
Morgan Stanley Jun 2024 82.82
P
ut (300,000) 300 (ÿ) 46
Morgan Stanley Sep 2024 82.66
Put (1,700,000) 1,700 (ÿ) 267
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Goldman Sachs, GBP 2.892%/SONIA,
GBP 400, 02/06/53)
Goldman Sachs Feb 2023 0.00
Call (1)
GBP 400
(ÿ) 1
(Morgan Stanely, USD 2.708%/SOFR,
USD 3,000, 07/06/33)
Morgan Stanley Jul 2023 0.00
Call (1)
3,000
(ÿ) 28
(Merrill Lynch, iTraxx Europe/EUR
5.500%, EUR 4,800, 12/20/27)
Bank of America Apr 2023 0.00
Put (1)
EUR 4,800
(ÿ) 27
(Goldman Sachs, SONIA/GBP 2.892%,
GBP 400, 02/06/53)
Goldman Sachs Feb 2023 0.00
Put (1)
GBP 400
(ÿ) 30
(JP Morgan, CDX NA High Yield
Index/USD 94.500%, USD 11,300,
12/20/27)
JPMorgan Chase Mar 2023 0.00
Put (1)
11,300
(ÿ) 8

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(JP Morgan, iTraxx Europe/EUR
5.500%, EUR 8,500, 12/20/27)
JPMorgan Chase Mar 2023 0.00
Put (1)
EUR 8,500
(ÿ) 16
(Morgan Stanely, SONIA/GBP 3.624%,
GBP 3,000, 02/03/38)
Morgan Stanley Feb 2023 0.00
Put (1)
GBP 3,000
(ÿ) 2
(Morgan Stanely, SOFR/USD 2.708%,
USD 3,000, 07/06/33)
Morgan Stanley Jul 2023 0.00
Put (1)
3,000
(ÿ) 127
Three Month Euribor
Futures
Macquarie Group Feb 2023 97.00
Call (106) EUR 15 (ÿ) —
Three Month SOFR
Futures
Macquarie Group Feb 2023 95.19
Call (106) USD 72,818 (ÿ) 15
Macquarie Group Feb 2023 95.25
Call (265) USD 63,103 (ÿ) 5
Macquarie Group Feb 2023 94.75
Put (153) USD 36,242 (ÿ) 1
Macquarie Group Feb 2023 94.88
Put (62) USD 14,706 (ÿ) —
Macquarie Group Feb 2023 95.00
Put (50) USD 11,875 (ÿ) —
Macquarie Group Feb 2023 95.13
Put (99) USD 71,106 (ÿ) 11
Total Options Purchased
(cost $1,381) 853
Short-Term Investments - 3.8%
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 199
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 (~)(Ê)(Š) 200 —
Sprint Corp.
Series WI
7.875% due 09/15/23 75 76
U.S. Cash Management Fund(@) 1,699,551
(∞)
1,699
United States Treasury Notes
0.750% due 12/31/23 2,000 1,929
Total Short-Term Investments
(cost $4,154) 3,903
Total Investments - 84.4%
(identified cost $94,523) 87,062
Other Assets and Liabilities,
Net - 15.6%
16,128
Net Assets - 100.0%
103,190

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
8.3%
Alcoa Nederland Holding BV 07/13/21 200,000 103.51 207
185
Altice Financing SA 08/03/21 EUR 100,000 118.64 119
88
Altice France Holding SA 04/08/22 200,000 85.73 171
135
Ashland LLC 11/22/21 266,000 89.00 237
221
Banco BTG Pactual SA 01/06/21 200,000 99.65 199
182
Barry Callebaut Services NV 04/24/20 200,000 100.86 201
199
Canpack SA / Canpack US LLC 10/15/20 348,000 100.00 348
317
CCO Holdings LLC / CCO Holdings Capital Corp. 02/02/22 600,000 94.61 568
468
Clearway Energy Operating LLC 07/15/21 214,000 96.22 206
181
Credit Agricole SA 01/04/22 200,000 100.00 200
170
FMG Resources August, Ltd. 06/08/22 156,000 97.52 152
152
France Government International Bond 07/28/22 EUR 100,000 142.58 143
129
Graphic Packaging International LLC 11/09/21 EUR 300,000 115.05 345
284
Greenko Power II, Ltd. 12/07/21 191,000 100.00 191
164
Hanesbrands, Inc. 04/24/20 200,000 93.32 187
186
Level 3 Financing, Inc. 10/13/21 280,000 95.81 268
208
Levi Strauss & Co. 09/22/21 500,000 102.58 513
418
Liberty Mutual Group, Inc. 03/25/22 150,000 78.88 118
98
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
100
Macquarie Bank, Ltd. 07/15/21 400,000 99.70 399
312
Mozart Debt Merger Sub, Inc. 09/30/21 287,000 99.58 286
245
Novelis Corp. 07/26/21 326,000 100.00 326
275
Post Holdings, Inc. 07/15/21 500,000 99.69 498
431
Seagate HDD Cayman 08/19/21 382,500 124.05 474
433
Sealed Air Corp. 09/15/21 27,000 100.00 27
24
Sealed Air Corp. 03/28/22 650,000 98.11 638
601
SIG Combibloc Purchase Co. 06/11/20 EUR 523,000 113.00 591
547
SPCM SA 09/09/21 214,000 100.00 214
181
SPCM SA 04/04/22 300,000 93.31 280
264
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 98.10 196
160
Taylor Morrison Communities, Inc. 06/07/22 450,000 94.41 425
412
TerraForm Power Operating LLC 02/10/22 500,000 99.60 498
450
UPC Broadband Finco BV 01/06/22 450,000 101.42 456 396
8,616
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX 30 Day Interbank Futures 2 AUD 476 03/23
—
ASX 90 Day Bank Accepted Bill Futures 2 AUD 1,981 06/23
1
ASX 90 Day Bank Accepted Bill Futures 226 AUD 223,858 09/23
(35)
ASX 90 Day Bank Accepted Bill Futures 5 AUD 4,956 06/24
—
Australia 20 Year Government Bond Futures 46 AUD 3,013 03/23
(62)
Canadian 5 Year Government Bond Futures 116 CAD 13,122 03/23
72
Canadian 10 Year Government Bond Futures 35 CAD 4,419 03/23
39
Canadian Bankers Acceptance Futures 30 CAD 7,126 03/23
2
Canadian Bankers Acceptance Futures 54 CAD 12,907 12/23
(13)
Canadian Bankers Acceptance Futures 13 CAD 3,136 06/24
18
Canadian Bankers Acceptance Futures 10 CAD 2,420 09/24
(4)
Euro-Bobl Futures 3 EUR 352 03/23
—
Eurodollar Futures 93 USD 22,274 03/24
(413)
Eurodollar Futures 10 USD 2,406 06/24
14
Eurodollar Futures 1 USD 242 09/25
1
Euro-Schatz Futures 1 EUR 106 03/23
(1)
Three Month Euribor Futures 24 EUR 5,822 03/23
1

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Three Month Euribor Futures 15 EUR 3,621 06/23
—
Three Month Euribor Futures 21 EUR 5,066 09/23
(11)
Three Month Euribor Futures 90 EUR 21,770 03/24
(12)
Three Month Euribor Futures 46 EUR 11,191 03/25
4
Three Month Euribor Futures 11 EUR 2,679 12/25
(9)
Three Month Euribor Futures 31 EUR 7,550 03/26
3
Three Month Euribor Futures 10 EUR 2,435 12/26
(4)
Three Month Euribor Futures 107 USD 25,894 03/27
225
Three Month SOFR Futures 31 USD 7,405 03/23
(61)
Three Month SOFR Futures 152 USD 36,140 09/23
4
Three Month SOFR Futures 31 USD 7,383 12/23
(1)
Three Month SOFR Futures 30 USD 7,238 09/24
(5)
Three Month SOFR Futures 12 USD 2,904 12/24
(11)
Three Month SOFR Futures 16 USD 3,879 03/25
2
Three Month SOFR Futures 1 USD 243 03/26
—
Three Month SOFR Futures 45 USD 10,909 03/28
47
Three Month SONIA Index Futures 9 GBP 2,151 09/23
(11)
Three Month SONIA Index Futures 20 GBP 4,784 12/23
1
Three Month SONIA Index Futures 11 GBP 2,656 03/25
1
Three Month SONIA Index Futures 12 GBP 2,899 06/25
1
Three Month SONIA Index Futures 15 GBP 3,625 09/25
8
Three Month SONIA Index Futures 18 GBP 4,351 12/25
2
Three Month SONIA Index Futures 34 GBP 8,219 03/26
(76)
Three Month SONIA Index Futures 10 GBP 2,418 09/26
9
United States 2 Year Treasury Note Futures 61 USD 12,545 03/23
19
United States 10 Year Treasury Note Futures 76 USD 8,703 03/23
131
United States 10 Year Ultra Treasury Note Futures 8 USD 970 03/23
17
United States Treasury Ultra Bond Futures 1 USD 142 03/23 (1)
Short Positions
ASX 90 Day Bank Accepted Bill Futures 76 AUD 75,335 03/23
26
ASX 90 Day Bank Accepted Bill Futures 132 AUD 130,759 12/23
(13)
ASX 90 Day Bank Accepted Bill Futures 8 AUD 7,931 09/24
(1)
ASX 90 Day Bank Accepted Bill Futures 48 AUD 47,595 12/24
(12)
Australia 3 Year Government Bond Futures 154 AUD 16,629 03/23
(31)
Australia 10 Year Government Bond Futures 28 AUD 3,372 03/23
(21)
Canadian 10 Year Government Bond Futures 72 CAD 9,091 03/23
(43)
Canadian Bankers Acceptance Futures 68 CAD 16,159 06/23
2
Canadian Bankers Acceptance Futures 61 CAD 14,523 09/23
12
Canadian Bankers Acceptance Futures 13 CAD 3,123 03/24
9
Euro-Bund Futures 37 EUR 5,062 03/23
164
Euro-Buxl Futures 21 EUR 3,024 03/23
408
Eurodollar Futures 15 USD 3,627 12/24
(18)
Eurodollar Futures 14 USD 3,392 12/25
(29)
Eurodollar Futures 8 USD 1,937 09/26
(3)
Japanese 10-Year Mini Government Bond Futures 11 JPY 161,260 03/23
(10)
Long Gilt Futures 28 GBP 2,926 03/23
31
Three Month Euribor Futures 62 EUR 15,028 06/24
22
Three Month Euribor Futures 45 EUR 10,926 09/24
(3)
Three Month Euribor Futures 26 EUR 6,321 12/24
3
Three Month Euribor Futures 12 EUR 2,921 06/25
5
Three Month Euribor Futures 6 EUR 1,461 09/25
1
Three Month Euribor Futures 21 EUR 5,115 06/26
8
Three Month Euribor Futures 5 EUR 1,218 09/26
(1)
Three Month Euribor Futures 30 EUR 7,302 03/27
2
Three Month SOFR Futures 109 USD 25,932 06/23
(3)
Three Month SOFR Futures 30 USD 7,169 03/24
3
Three Month SOFR Futures 6 USD 1,441 06/24
1
Three Month SOFR Futures 12 USD 2,912 06/25
3

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Futures Contracts
Amounts in thousands (except contract amounts )
Three Month SOFR Futures 1 USD 243 09/25
(1)
Three Month SOFR Futures 30 USD 7,286 12/25
—
Three Month SOFR Futures 11 USD 2,671 09/26
2
Three Month SOFR Futures 60 USD 14,563 03/27
(60)
Three Month SOFR Futures 18 USD 4,368 06/27
6
Three Month SONIA Index Futures 1 GBP 241 03/23
(3)
Three Month SONIA Index Futures 20 GBP 4,788 06/23
(1)
Three Month SONIA Index Futures 29 GBP 6,951 03/24
146
Three Month SONIA Index Futures 59 GBP 14,176 06/24
(81)
Three Month SONIA Index Futures 51 GBP 12,285 09/24
(30)
Three Month SONIA Index Futures 15 GBP 3,626 06/26
—
Three Month SONIA Index Futures 3 GBP 725 12/26
—
Three Month SONIA Index Futures 20 GBP 4,836 03/27
(3)
Three Month SONIA Index Futures 37 GBP 8,948 06/27
(6)
United States 2 Year Treasury Note Futures 110 USD 22,622 03/23
(153)
United States 5 Year Treasury Note Futures 97 USD 10,596 03/23
(115)
United States 10 Year Treasury Note Futures 165 USD 18,895 03/23
(254)
United States Treasury Long Bond Futures 11 USD 1,429 03/23
(36)
United States Treasury Ultra Bond Futures 4 USD 567 03/23 (24)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (209)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Merrill Lynch, EUR 6.500%/iTraxx
Europe, EUR 3,100, 12/20/27 Bank of America Put 1 0.00 EUR 3,100 04/19/23 (8)
Total Liability for Options Written (premiums received $8) (8)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group AUD 729 USD 500 02/02/23 (15)
Australia and New Zealand Banking Group AUD 1,000 USD 669 02/02/23 (36)
Australia and New Zealand Banking Group AUD 19,000 USD 12,770 02/02/23 (641)
Australia and New Zealand Banking Group AUD 37,000 USD 24,671 02/02/23 (1,445)
Australia and New Zealand Banking Group EUR 160 USD 166 02/02/23 (8)
Australia and New Zealand Banking Group GBP 60 USD 73 02/02/23 (1)
Australia and New Zealand Banking Group JPY 10,000 USD 73 02/02/23 (4)
Australia and New Zealand Banking Group NZD 530 USD 327 02/02/23 (15)
Barclays USD 14,220 AUD 20,000 02/02/23 (103)
Barclays AUD 20,000 USD 14,268 05/02/23 103
Barclays GBP 1,000 USD 1,210 02/02/23 (23)
Goldman Sachs AUD 285 GBP 158 02/02/23 (14)
JPMorgan Chase USD 18,049 AUD 25,000 03/17/23 (373)
JPMorgan Chase USD 109 EUR 100 03/15/23 —
JPMorgan Chase EUR 10,700 USD 11,150 02/02/23 (481)
JPMorgan Chase EUR 100 USD 109 03/15/23 —
JPMorgan Chase GBP 150 USD 186 03/15/23 —
JPMorgan Chase GBP 500 USD 618 03/15/23 1
Lloyds USD 160 EUR 150 03/15/23 3
Lloyds GBP 200 USD 243 03/15/23 (3)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Unconstrained Total Return Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada EUR 7,147 USD 7,626 03/15/23 (164)
State Street EUR 250 USD 272 03/15/23 (1)
State Street EUR 14,303 USD 15,264 03/15/23 (327)
State Street GBP 3,100 USD 3,783 03/15/23 (42)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3,589)
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair     Value
$
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.045%]
(2)
USD 760 plus [USD 3 Month
SOFR]
(2)
03/17/23
— 34 34
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.045%]
(2)
USD 761 plus [USD 3 Month
SOFR]
(2)
03/14/23
— 33 33
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.045%]
(2)
USD 190 plus [USD 3 Month
SOFR]
(2)
03/14/32
— 10 10
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.065%]
(2)
USD 190 plus [USD 3 Month
SOFR]
(2)
03/17/32
— 11 11
Barclays
JPY 38,400 plus [JPY 3 Month
TONAR - 0.059%]
(2)
USD 295 plus [USD 3 Month
SOFR]
(2)
01/27/32
— 4 4
Barclays
USD 5,903 plus [USD 3 Month
SOFR - 0.051%]
(2)
JPY 767,300 plus [JPY 3 Month
TONAR]
(2)
01/27/27
— (24) (24)
Barclays
USD 950 plus [USD 3 Month
SOFR - 0.061%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/17/27
— (45) (45)
Barclays
USD 951 plus [USD 3 Month
SOFR - 0.061%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/14/27
— (44) (44)
BNP Paribas
JPY 1,349,100 plus [JPY 3 Month
TONAR - 0.034%]
(2)
USD 9,080 plus [USD 3 Month
SOFR]
(2)
02/02/23
— 1,183 1,183
BNP Paribas
JPY 33,000 plus [JPY 3 Month
TONAR - 0.063%]
(2)
USD 224 plus [USD 3 Month
SOFR]
(2)
02/04/32
— 30 30
BNP Paribas
JPY 674,600 plus [JPY 3 Month
TONAR - 0.034%]
(2)
USD 4,582 plus [USD 3 Month
SOFR]
(2)
02/04/23
— 550 550
BNP Paribas
JPY 71,000 plus [JPY 3 Month
TONAR - 0.062%]
(2)
USD 478 plus [USD 3 Month
SOFR]
(2)
02/02/32
478 69 547
BNP Paribas
USD 4,806 plus [USD 3 Month
SOFR - 0.055%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
— (610) (610)
BNP Paribas
USD 9,557 plus [USD 3 Month
SOFR - 0.054%]
(2)
JPY 1,420,100 plus [JPY 3 Month
TONAR]
(2)
02/02/27
— (1,295) (1,295)
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 0.330%]
(2)
USD 15,620 plus [USD 3 Month
LIBOR]
(2)
10/25/31
— 137 137
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 0.300%]
(2)
USD 22,201 plus [USD 3 Month
LIBOR]
(2)
10/06/31
— 947 947
JPMorgan Chase
JPY 33,000 plus [JPY 3 Month
TONAR - 0.063%]
(2)
USD 224 plus [USD 3 Month
SOFR]
(2)
02/04/32
224 30 254
JPMorgan Chase
JPY 674,600 plus [JPY 3 Month
TONAR - 0.034%]
(2)
USD 4,582 plus [USD 3 Month
SOFR]
(2)
02/04/23
4,493 639 5,132
JPMorgan Chase
USD 15,620 plus [USD 3 Month
LIBOR + 0.210%]
(2)
AUD 22,400 plus [AUD 3 Month
BBSW]
(2)
10/25/26
— (152) (152)
JPMorgan Chase
USD 22,201 plus [USD 3 Month
LIBOR]
(2)
AUD 33,000 plus [AUD 3 Month
BBSW + 0.193%]
(2)
10/06/26
— (1,021) (1,021)
JPMorgan Chase
USD 4,806 plus [USD 3 Month
SOFR - 0.055%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
4,787 (581) 4,206
Morgan Stanley
CAD 1,100 plus [USD 3 Month
SOFR]
(2)
USD 816 plus [CAD 3 Month
CDOR]
(2)
01/20/33
1 (19) (18)
Morgan Stanley
CAD 1,700 plus [CAD 3 Month
CDOR]
(2)
USD 1,266 plus [USD 3 Month
SOFR]
(2)
01/13/27
— 23 23
Morgan Stanley
CAD 1,700 plus [CAD 3 Month
CDOR]
(2)
USD 1,272 plus [USD 3 Month
SOFR]
(2)
01/17/27
— 15 15
Morgan Stanley
CAD 3,400 plus [CAD 3 Month
CDOR]
(2)
USD 2,521 plus [USD 3 Month
SOFR]
(2)
01/20/27
(3) 55 52
Morgan Stanley
CAD 3,400 plus [CAD 3 Month
CDOR]
(2)
USD 2,540 plus [USD 3 Month
SOFR]
(2)
01/19/27
(1) 29 28

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 155
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair     Value
$
Morgan Stanley
USD 1,048 plus [USD 3 Month
SOFR]
(2)
CAD 1,400 plus [CAD 3 Month
CDOR]
(2)
01/17/33
— (11) (11)
Morgan Stanley
USD 1,706 plus [USD 3 Month
SOFR]
(2)
CAD 2,300 plus [CAD 3 Month
CDOR]
(2)
01/20/24
2 (37) (35)
Morgan Stanley
USD 1,794 plus [USD 3 Month
SOFR]
(2)
CAD 2,400 plus [CAD 3 Month
CDOR]
(2)
01/19/24
1 (21) (20)
Morgan Stanley
USD 224 plus [USD 3 Month
SOFR]
(2)
CAD 300 plus [CAD 3 Month
CDOR]
(2)
01/17/24
— (3) (3)
Morgan Stanley
USD 298 plus [USD 3 Month
SOFR]
(2)
CAD 4,000 plus [CAD 3 Month
CDOR]
(2)
01/13/24
— (5) (5)
Morgan Stanley
USD 822 plus [USD 3 Month
SOFR]
(2)
CAD 1,100 plus [CAD 3 Month
CDOR]
(2)
01/19/33
— (9) (9)
Morgan Stanley
USD 968 plus [USD 3 Month
SOFR]
(2)
CAD 1,300 plus [CAD 3 Month
CDOR]
(2)
01/13/33
— (16) (16)
Total Open Currency Swap Contracts (å)
9,982 (94) 9,888
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America AUD 75,500 3.513%
(4)
12 Month AONIA
(4)
06/08/23
11 (19) (8)
Bank of America AUD 75,500 12 Month AONIA
(4)
3.410%
(4)
06/08/23
— 22 22
Bank of America AUD 75,500 12 Month AONIA
(4)
3.513%
(4)
06/08/23
— 8 8
Bank of America AUD 75,500 3.410%
(4)
12 Month AONIA
(4)
06/08/23
6 (28) (22)
Bank of America CAD 9,700
3 Month Canadian
Dealer Offered Rate
(3)
1.785%
(3)
06/16/23
— 85 85
Bank of America EUR 18,000 6 Month EURIBOR
(3)
0.014%
(3)
07/05/23
— 226 226
Bank of America AUD 20,000 12 Month AONIA
(4)
3.883%
(4)
09/07/23
— (5) (5)
Bank of America AUD 12,000 12 Month AONIA
(4)
3.910%
(4)
12/07/23
— (3) (3)
Bank of America AUD 76,000 12 Month AONIA
(4)
3.563%
(4)
12/07/23
— 24 24
Bank of America AUD 77,000 12 Month AONIA
(4)
3.505%
(4)
12/07/23
— 32 32
Bank of America CAD 18,000 2.259%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/24
— (336) (336)
Bank of America CAD 12,000 2.103%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/18/24
— (140) (140)
Bank of America GBP 29,000 0.960%
(4)
12 Month SONIA
(4)
08/07/25
— (1,896) (1,896)
Bank of America GBP 36,000 12 Month SONIA
(4)
2.394%
(4)
09/18/25
— 424 424
Bank of America USD 4,000 12 Month SOFR
(4)
3.716%
(4)
09/30/25
— (29) (29)
Bank of America AUD 8,000 3 Month BBSW
(2)
3.569%
(2)
12/15/25
— 5 5
Bank of America GBP 4,000 12 Month SONIA
(4)
3.760%
(4)
12/18/25
— (16) (16)
Bank of America CAD 28,200
3 Month Canadian
Dealer Offered Rate
(3)
2.306%
(3)
01/17/26
— 104 104
Bank of America CAD 10,000
3 Month Canadian
Dealer Offered Rate
(3)
1.828%
(3)
12/16/26
— 124 124
Bank of America USD 10,400 3.600%
(4)
12 Month SOFR
(4)
12/17/26
— 78 78
Bank of America GBP 6,000 4.020%
(4)
12 Month SONIA
(4)
12/18/26
— 88 88
Bank of America AUD 19,000 6 Month BBSW
(3)
2.390%
(3)
01/13/27
— 309 309
Bank of America GBP 6,000 12 Month SONIA
(4)
1.044%
(4)
02/18/27
— 723 723
Bank of America AUD 75,000 6 Month BBSW
(3)
2.600%
(3)
03/04/27
702 (169) 533
Bank of America CAD 19,000
3 Month Canadian
Dealer Offered Rate
(3)
3.092%
(3)
04/21/27
— (105) (105)
Bank of America USD 15,000 2.622%
(4)
12 Month SOFR
(4)
04/22/27
— (40) (40)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America EUR 22,000 2.301%
(4)
6 Month EURIBOR
(3)
07/06/27
— (75) (75)
Bank of America USD 25,400 12 Month SOFR
(4)
3.544%
(4)
12/16/27
— (175) (175)
Bank of America CAD 7,000 1.845%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/16/28
— (89) (89)
Bank of America CAD 20,000 3.260%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/20/29
— 90 90
Bank of America EUR 7,000 6 Month EURIBOR
(3)
2.502%
(4)
09/21/29
— 21 21
Bank of America USD 16,100 12 Month SOFR
(4)
3.760%
(4)
12/15/29
— (231) (231)
Bank of America EUR 2,000 6 Month EURIBOR
(3)
2.487%
(3)
12/18/29
— 19 19
Bank of America EUR 2,000 6 Month EURIBOR
(3)
2.453%
(4)
12/18/29
— 24 24
Bank of America CAD 1,000 2.568%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/32
— (15) (15)
Bank of America AUD 56,000 3 Month BBSW
(2)
6 Month BBSW
(2)
04/06/32
— (16) (16)
Bank of America EUR 30,000 6 Month EURIBOR
(3)
3 Month EURIBOR
(3)
05/02/32
— (42) (42)
Bank of America EUR 2,000 6 Month EURIBOR
(2)
3 Month EURIBOR
(2)
07/05/32
— (2) (2)
Bank of America EUR 7,000 6 Month EURIBOR
(2)
3 Month EURIBOR
(2)
07/11/32
— (9) (9)
Bank of America AUD 10,000 6 Month BBSW
(3)
4.503%
(3)
11/26/32
— 7 7
Bank of America USD 3,800 3.565%
(4)
12 Month SOFR
(4)
12/15/32
— 88 88
Bank of America AUD 36,000 6 Month BBSW
(3)
3 Month BBSW
(3)
12/15/32
— 46 46
Bank of America GBP 3,000 3.012%
(4)
12 Month SONIA
(4)
12/19/32
— (13) (13)
Bank of America AUD 16,000 6 Month BBSW
(3)
3 Month BBSW
(3)
12/23/32
— 20 20
Bank of America EUR 5,000 2.954%
(4)
6 Month EURIBOR
(3)
12/27/32
— 36 36
Bank of America EUR 4,000 6 Month EURIBOR
(3)
2.797%
(4)
02/28/33
— 30 30
Bank of America AUD 31,000 6 Month BBSW
(3)
4.392%
(3)
03/22/33
— 53 53
Bank of America GBP 1,500 12 Month SONIA
(4)
3.635%
(4)
04/20/33
— (41) (41)
Bank of America USD 17,300 2.703%
(4)
12 Month SOFR
(4)
06/18/33
— (104) (104)
Bank of America AUD 26,000 6 Month BBSW
(3)
4.424%
(3)
01/30/34
— 46 46
Bank of America EUR 6,000 2.677%
(4)
6 Month EURIBOR
(3)
09/21/34
— (50) (50)
Bank of America USD 1,000 3.145%
(4)
12 Month SOFR
(4)
09/28/34
— 2 2
Bank of America AUD 13,000 4.588%
(3)
6 Month BBSW
(3)
11/02/34
— 360 360
Bank of America AUD 18,000 4.625%
(3)
6 Month BBSW
(3)
11/24/34
— (5) (5)
Bank of America JPY 146,000 12 Month TONAR
(4)
1.469%
(4)
01/31/35
— 1 1
Bank of America USD 1,000 1.875%
(4)
12 Month SOFR
(4)
01/26/37
— (45) (45)
Bank of America EUR 9,000 1.410%
(4)
6 Month EURIBOR
(3)
03/15/37
— (518) (518)
Bank of America EUR 15,000 6 Month EURIBOR
(3)
2.650%
(4)
09/20/37
— 41 41
Bank of America GBP 3,000 3.310%
(4)
12 Month SONIA
(4)
02/03/38
— (18) (18)
Bank of America EUR 1,000 6 Month EURIBOR
(3)
0.828%
(4)
03/16/42
— 48 48
Bank of America EUR 5,000 6 Month EURIBOR
(3)
1.796%
(4)
09/21/42
— 56 56
Bank of America USD 1,300 12 Month SOFR
(4)
3.200%
(4)
12/23/42
(13) 6 (7)
Bank of America USD 3,000 3.077%
(4)
12 Month SOFR
(4)
12/23/42
— (37) (37)
Bank of America AUD 4,000 6 Month BBSW
(3)
2.872%
(3)
09/18/51
— 11 11
Bank of America EUR 6,000 1.448%
(4)
6 Month EURIBOR
(3)
11/11/51
— — —
Bank of America EUR 6,000 6 Month EURIBOR
(3)
1.448%
(4)
11/11/51
13 — 13
Bank of America EUR 7,000 1.077%
(4)
6 Month EURIBOR
(3)
11/18/51
(174) — (174)
Bank of America EUR 7,100 6 Month EURIBOR
(3)
1.077%
(4)
11/18/51
— 172 172

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 157
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 1,000 1.595%
(4)
Federal Fund
Effective Rate - 1
Year
(4)
02/24/52
— (39) (39)
Bank of America USD 800 1.580%
(4)
12 Month SOFR
(4)
03/07/52
— (31) (31)
Bank of America USD 1,600 1.554%
(4)
12 Month SOFR
(4)
03/07/52
— (65) (65)
Bank of America EUR 1,000 6 Month EURIBOR
(3)
1.554%
(4)
06/17/52
— 14 14
Bank of America EUR 1,000 2.293%
(4)
6 Month EURIBOR
(3)
11/07/52
— (13) (13)
Bank of America USD 1,000 12 Month SOFR
(4)
3.000%
(4)
11/07/52
— (8) (8)
Bank of America USD 5,000 3.338%
(4)
12 Month SOFR
(4)
11/23/52
— 368 368
Bank of America USD 5,000 12 Month SOFR
(4)
3.233%
(4)
11/23/52
(24) (243) (267)
Bank of America USD 1,200
Federal Fund
Effective Rate - 1
Year
(4)
1.120%
(4)
02/24/62
— 30 30
Bank of America USD 1,000 12 Month SOFR
(4)
1.105%
(4)
03/07/62
— 26 26
Bank of America USD 2,000 12 Month SOFR
(4)
1.079%
(4)
03/07/62
— 53 53
Bank of America EUR 1,000 0.994%
(4)
6 Month EURIBOR
(3)
09/23/62
— (3) (3)
Bank of America EUR 1,000 6 Month EURIBOR
(3)
0.994%
(4)
09/23/62
3 — 3
Bank of America EUR 2,000 6 Month EURIBOR
(3)
0.002%
(4)
03/14/72
— 184 184
Bank of America EUR 2,000 6 Month EURIBOR
(3)
0.883%
(4)
04/15/72
— — —
Bank of America EUR 2,000 0.883%
(4)
6 Month EURIBOR
(3)
04/15/72
(8) — (8)
Bank of America EUR 2,600 0.917%
(4)
6 Month EURIBOR
(3)
04/15/72
— — —
Bank of America EUR 4,600 0.585%
(4)
6 Month EURIBOR
(3)
04/15/72
— (155) (155)
Bank of America EUR 4,600 6 Month EURIBOR
(3)
0.585%
(4)
04/15/72 154 1 155
Total Open Interest Rate Swap Contracts (å) 670 (723) (53)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. Morgan Stanley 1.163% USD 100 (5.000%)
(2)
06/20/27
(14) (1) (15)
AES Corp. Morgan Stanley 1.267% USD 100 (5.000%)
(2)
12/20/27
(16) — (16)
Anglo American PLC Morgan Stanley 1.407% EUR 700 (5.000%)
(2)
06/20/27
(86) (24) (110)
Anglo American PLC Morgan Stanley 1.553% EUR 700 (5.000%)
(2)
12/20/27
(109) (7) (116)
Arcelor Mittal Morgan Stanley 1.685% EUR 200 (5.000%)
(2)
06/20/27
(16) (13) (29)
Arcelor Mittal Morgan Stanley 1.850% EUR 200 (5.000%)
(2)
12/20/27
(29) (1) (30)
AT&T, Inc. Morgan Stanley 0.675% USD 1,100 (1.000%)
(2)
06/20/25
(2) (6) (8)
Bath & Body Works, Inc. Morgan Stanley 2.849% USD 550 (1.000%)
(2)
06/20/27
70 (32) 38
Bath & Body Works, Inc. Morgan Stanley 3.150% USD 550 (1.000%)
(2)
12/20/27
40 9 49
Calpine Corp. Morgan Stanley 4.074% USD 550 (5.000%)
(2)
06/20/27
(9) (9) (18)
Calpine Corp. Morgan Stanley 4.213% USD 150 (5.000%)
(2)
12/20/27
(6) 1 (5)
Cleveland-Cliffs, Inc. Morgan Stanley 2.688% USD 425 (5.000%)
(2)
06/20/27
(19) (18) (37)
Cleveland-Cliffs, Inc. Morgan Stanley 2.850% USD 425 (5.000%)
(2)
12/20/27
(38) 1 (37)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CNH Industrial NV Morgan Stanley 0.873% EUR 300 (5.000%)
(2)
06/20/27
(41) (14) (55)
CNH Industrial NV Morgan Stanley 0.945% EUR 300 (5.000%)
(2)
12/20/27
(60) 1 (59)
CSC Holdings, LLC Morgan Stanley 12.973% USD 750 (5.000%)
(2)
06/20/27
27 137 164
CSC Holdings, LLC Morgan Stanley 13.008% USD 372 (5.000%)
(2)
12/20/27
38 48 86
Dell, Inc. Morgan Stanley 1.209% USD 800 (1.000%)
(2)
06/20/27
33 (26) 7
Dell, Inc. Morgan Stanley 1.314% USD 800 (1.000%)
(2)
12/20/27
16 (5) 11
Elis Morgan Stanley 1.785% EUR 400 (5.000%)
(2)
06/20/27
(26) (30) (56)
Elis Morgan Stanley 1.932% EUR 400 (5.000%)
(2)
12/20/27
(43) (16) (59)
Fiat Morgan Stanley 1.463% EUR 750 (5.000%)
(2)
06/20/27
(84) (32) (116)
Ford Motor Co. Morgan Stanley 2.902% USD 100 (5.000%)
(2)
06/20/27
(3) (5) (8)
Ford Motor Co. Morgan Stanley 3.030% USD 100 (5.000%)
(2)
12/20/27
(7) (1) (8)
General Motors Co. Morgan Stanley 1.747% USD 550 (5.000%)
(2)
06/20/27
(64) (6) (70)
General Motors Co. Morgan Stanley 1.832% USD 500 (5.000%)
(2)
12/20/27
(60) (8) (68)
Iron Mountain Inc. Morgan Stanley 1.815% USD 645 (5.000%)
(2)
06/20/27
(61) (19) (80)
Iron Mountain Inc. Morgan Stanley 1.957% USD 495 (5.000%)
(2)
12/20/27
(63) (1) (64)
Iron Mountain Inc. Morgan Stanley 1.958% USD 150 (5.000%)
(2)
12/20/27
(14) (5) (19)
J Sainsbury PLC Morgan Stanley 1.149% EUR 650 (1.000%)
(2)
06/20/27
19 (15) 4
J Sainsbury PLC Morgan Stanley 1.264% EUR 650 (1.000%)
(2)
12/20/27
18 (10) 8
KB Home Morgan Stanley 2.485% USD 800 (5.000%)
(2)
06/20/27
(23) (54) (77)
KB Home Morgan Stanley 2.693% USD 350 (5.000%)
(2)
12/20/27
(8) (25) (33)
Koninklijke KPN NV Morgan Stanley 0.676% EUR 950 (1.000%)
(2)
06/20/27
(9) (5) (14)
Koninklijke KPN NV Morgan Stanley 0.738% EUR 950 (1.000%)
(2)
12/20/27
(11) (2) (13)
Kraft Heinz Foods Co. Morgan Stanley 0.642% USD 685 (1.000%)
(2)
06/20/27
(5) (5) (10)
Kraft Heinz Foods Co. Morgan Stanley 0.689% USD 685 (1.000%)
(2)
12/20/27
(9) — (9)
Lennar Corp. Morgan Stanley 1.037% USD 525 (5.000%)
(2)
06/20/27
(62) (20) (82)
Lennar Corp. Morgan Stanley 1.043% USD 575 (5.000%)
(2)
06/20/27
(70) (20) (90)
Lennar Corp. Morgan Stanley 1.107% USD 120 (5.000%)
(2)
12/20/27
(19) (1) (20)
Lumen Technologies, Inc. Morgan Stanley 9.537% USD 100 (1.000%)
(2)
06/20/27
16 11 27
Lumen Technologies, Inc. Morgan Stanley 9.561% USD 340 (1.000%)
(2)
06/20/27
55 37 92
Marks & Spencer PLC Morgan Stanley 2.937% EUR 200 (1.000%)
(2)
12/20/27
16 2 18
Navient Corp. Morgan Stanley 3.216% USD 428 (5.000%)
(2)
06/20/27
25 (53) (28)
Navient Corp. Morgan Stanley 3.395% USD 428 (5.000%)
(2)
12/20/27
(12) (16) (28)
Navient Corp. Morgan Stanley 3.395% USD 120 (1.000%)
(2)
12/20/27
20 (8) 12
Nokia OYJ Morgan Stanley 1.160% EUR 500 (1.000%)
(2)
06/20/27
10 (6) 4
Nokia OYJ Morgan Stanley 1.160% EUR 500 (5.000%)
(2)
06/20/27
(72) (12) (84)
Nokia OYJ Morgan Stanley 1.277% EUR 500 (5.000%)
(2)
12/20/27
(91) 1 (90)
Nordstrom, Inc. Morgan Stanley 5.098% USD 200 (1.000%)
(2)
06/20/27
34 (5) 29
NRG Energy, Inc. Morgan Stanley 3.602% USD 510 (5.000%)
(2)
06/20/27
(30) 3 (27)
NRG Energy, Inc. Morgan Stanley 3.746% USD 120 (5.000%)
(2)
12/20/27
(9) 3 (6)
NRG Energy, Inc. Morgan Stanley 3.759% USD 540 (5.000%)
(2)
12/20/27
(24) (3) (27)
Occidental Petroleum Corp. Morgan Stanley 1.046% USD 130 (1.000%)
(2)
06/20/27
1 (1) —
PulteGroup, Inc. Morgan Stanley 1.012% USD 377 (5.000%)
(2)
06/20/27
(47) (13) (60)
PulteGroup, Inc. Morgan Stanley 1.076% USD 152 (5.000%)
(2)
12/20/27
(25) (1) (26)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 159
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Renault Morgan Stanley 2.467% EUR 200 (1.000%)
(2)
06/20/27
19 (7) 12
Renault Morgan Stanley 2.696% EUR 200 (1.000%)
(2)
12/20/27
17 (1) 16
Rexel USA Morgan Stanley 1.986% EUR 670 (5.000%)
(2)
06/20/27
(53) (34) (87)
Rexel USA Morgan Stanley 2.148% EUR 500 (5.000%)
(2)
12/20/27
(68) 1 (67)
Rexel USA Morgan Stanley 2.150% EUR 170 (5.000%)
(2)
12/20/27
(9) (14) (23)
Siemens AG Morgan Stanley 0.237% EUR 75 (1.000%)
(2)
06/20/25
(1) — (1)
Siemens AG Morgan Stanley 0.266% EUR 75 (1.000%)
(2)
12/20/25
(2) — (2)
Siemens AG Morgan Stanley 0.304% EUR 75 (1.000%)
(2)
06/20/26
(2) — (2)
Stellantis NV Morgan Stanley 1.604% EUR 750 (5.000%)
(2)
12/20/27
(109) (14) (123)
Telecom Italia SpA Morgan Stanley 3.649% EUR 800 (1.000%)
(2)
06/20/27
108 (22) 86
Telecom Italia SpA Morgan Stanley 3.849% EUR 800 (1.000%)
(2)
12/20/27
108 (7) 101
Telefonica SA Morgan Stanley 0.526% EUR 250 (1.000%)
(2)
06/20/25
(3) — (3)
Telefonica SA Morgan Stanley 0.570% EUR 250 (1.000%)
(2)
12/20/25
(3) — (3)
Tesco PLC Morgan Stanley 1.014% EUR 850 (1.000%)
(2)
06/20/27
6 (5) 1
Tesco PLC Morgan Stanley 1.087% EUR 850 (1.000%)
(2)
12/20/27
2 2 4
Tesco PLC Morgan Stanley 1.173% EUR 380 (1.000%)
(2)
06/20/28
4 (1) 3
The Goodyear Tire & Rubber Co. Morgan Stanley 4.055% USD 100 (5.000%)
(2)
06/20/27
(4) 1 (3)
The Goodyear Tire & Rubber Co. Morgan Stanley 4.340% USD 100 (5.000%)
(2)
12/20/27
(4) 1 (3)
T-Mobile US, Inc. Morgan Stanley 0.890% USD 350 (5.000%)
(2)
06/20/27
(44) (13) (57)
Toll Brothers Finance Corp. Morgan Stanley 1.531% USD 800 (1.000%)
(2)
06/20/27
46 (29) 17
Toll Brothers Finance Corp. Morgan Stanley 1.635% USD 150 (1.000%)
(2)
12/20/27
5 (1) 4
U.S. Steel Corp. Morgan Stanley 4.020% USD 350 (5.000%)
(2)
06/20/27
8 (21) (13)
U.S. Steel Corp. Morgan Stanley 4.284% USD 170 (5.000%)
(2)
12/20/27
3 (8) (5)
United Group BV Morgan Stanley 9.383% EUR 35 (5.000%)
(2)
12/20/27
6 — 6
Valeo SA Morgan Stanley 2.343% EUR 250 (1.000%)
(2)
06/20/27
20 (6) 14
Valeo SA Morgan Stanley 2.544% EUR 250 (1.000%)
(2)
12/20/27
16 2 18
Verizon Communications, Inc. Morgan Stanley 0.866% USD 300 (1.000%)
(2)
06/20/27
3 (5) (2)
Virgin Media Finance PLC Morgan Stanley 4.171% EUR 573 (5.000%)
(2)
12/20/27
(13) (7) (20)
Vodafone Group PLC Morgan Stanley 0.459% EUR 375 (1.000%)
(2)
06/20/25
(5) — (5)
Vodafone Group PLC Morgan Stanley 0.515% EUR 375 (1.000%)
(2)
12/20/25 (6) 1 (5)
Total Open Corporate Issues - Purchase Protection Contracts (913) (487) (1,400)
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Morgan Stanley USD 3,365 (1.000%)
(2)
12/20/27
185 (13) 172
CDX NA High Yield Index Morgan Stanley USD 3,433 (5.000%)
(2)
12/20/27
29 (124) (95)
CDX NA High Yield Index Morgan Stanley USD 2,970 (5.000%)
(2)
06/20/27
(141) 24 (117)
CDX NA High Yield Index Morgan Stanley USD 3,000 (5.000%)
(2)
12/20/26
(154) 21 (133)
iTraxx Europe Crossover Index Morgan Stanley EUR 9,000 (5.000%)
(2)
06/20/27
(500) 77 (423)
iTraxx Europe Crossover Index Morgan Stanley EUR 16,350 (5.000%)
(2)
12/20/26
(961) 112 (849)
iTraxx Europe Crossover Index Morgan Stanley EUR 1,300 (5.000%)
(2)
12/20/27
(24) (23) (47)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index Series
37 Morgan Stanley EUR 4,201 (5.000%)
(2)
06/20/27
(5) (193) (198)
iTraxx Europe Crossover Index Series
38 Morgan Stanley EUR 14,130 (5.000%)
(2)
12/20/27
404 (919) (515)
iTraxx Europe Non Financials Series 38 Morgan Stanley EUR 7,330 (1.000%)
(2)
12/20/27 271 (74) 197
Total Open Credit Indices - Purchase Protection Contracts (896) (1,112) (2,008)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Aegon NV Goldman Sachs 1.361% EUR 200 1.000%
(2)
06/20/28
(5) 1 (4)
AES Corp. Morgan Stanley 1.163% USD 100 5.000%
(2)
06/20/27
14 1 15
AES Corp. Morgan Stanley 1.267% USD 100 5.000%
(2)
12/20/27
14 2 16
AES Corp. Morgan Stanley 1.402% USD 100 5.000%
(2)
06/20/28
17 — 17
AK Steel Corp. JPMorgan Chase 1.314% USD 175 5.000%
(2)
06/20/25
1 13 14
Anglo American PLC Morgan Stanley 1.408% EUR 700 5.000%
(2)
06/20/27
122 (12) 110
Anglo American PLC Morgan Stanley 1.553% EUR 700 5.000%
(2)
12/20/27
89 27 116
Anglo American PLC Morgan Stanley 1.680% EUR 500 5.000%
(2)
06/20/28
86 1 87
Arcelor Mittal Morgan Stanley 1.685% EUR 200 5.000%
(2)
06/20/27
30 (1) 29
Arcelor Mittal Morgan Stanley 1.850% EUR 200 5.000%
(2)
12/20/27
16 14 30
Arcelor Mittal Morgan Stanley 2.017% EUR 200 5.000%
(2)
06/20/28
30 1 31
AT&T, Inc. Morgan Stanley 0.675% USD 1,100 1.000%
(2)
06/20/25
10 (2) 8
AT&T, Inc. Morgan Stanley 0.701% USD 1,100 1.000%
(2)
12/20/25
1 8 9
Banco Santander SA Goldman Sachs 1.756% EUR 150 1.000%
(2)
06/20/28
(5) (1) (6)
Barclays PLC Goldman Sachs 1.744% EUR 400 1.000%
(2)
06/20/28
(13) (3) (16)
Bath & Body Works, Inc. Morgan Stanley 2.849% USD 550 1.000%
(2)
06/20/27
(41) 3 (38)
Bath & Body Works, Inc. Morgan Stanley 2.972% USD 550 1.000%
(2)
06/20/28
(46) (2) (48)
Bath & Body Works, Inc. Morgan Stanley 3.044% USD 550 1.000%
(2)
12/20/27
(80) 34 (46)
Calpine Corp. Morgan Stanley 4.074% USD 550 5.000%
(2)
06/20/27
8 10 18
Calpine Corp. Morgan Stanley 4.213% USD 550 5.000%
(2)
12/20/27
5 12 17
Cellnex Telecom, SA JPMorgan Chase 2.138% EUR 400 5.000%
(2)
06/20/28
59 — 59
CenturyLink, Inc. Morgan Stanley 9.537% USD 440 1.000%
(2)
06/20/27
(56) (63) (119)
Cleveland-Cliffs, Inc. Morgan Stanley 2.700% USD 425 5.000%
(2)
06/20/27
35 2 37
Cleveland-Cliffs, Inc. Morgan Stanley 2.850% USD 425 5.000%
(2)
12/20/27
17 20 37
Cleveland-Cliffs, Inc. Morgan Stanley 3.101% USD 425 5.000%
(2)
06/20/28
38 (3) 35
CNH Industrial NV Morgan Stanley 0.873% EUR 300 5.000%
(2)
06/20/27
52 3 55
CNH Industrial NV Morgan Stanley 0.945% EUR 300 5.000%
(2)
12/20/27
44 15 59
CNH Industrial NV Morgan Stanley 1.059% EUR 300 5.000%
(2)
06/20/28
64 (1) 63
Credit Suisse Group AG Goldman Sachs 3.613% EUR 250 1.000%
(2)
06/20/28
(35) 3 (32)
Crown European Holdings Bank of America 1.697% EUR 600 5.000%
(2)
06/20/28
112 (9) 103
CSC Holdings, LLC Morgan Stanley 12.973% USD 750 5.000%
(2)
06/20/27
6 (170) (164)
CSC Holdings, LLC Morgan Stanley 13.008% USD 750 5.000%
(2)
12/20/27
(38) (136) (174)
Dell, Inc. Morgan Stanley 1.210% USD 800 1.000%
(2)
06/20/27
(8) 1 (7)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 161
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Dell, Inc. Morgan Stanley 1.314% USD 800 1.000%
(2)
12/20/27
(41) 30 (11)
Dell, Inc. Morgan Stanley 1.447% USD 650 1.000%
(2)
06/20/28
(11) (3) (14)
Elis Morgan Stanley 1.785% EUR 400 5.000%
(2)
06/20/27
45 11 56
Elis Morgan Stanley 1.932% EUR 400 5.000%
(2)
12/20/27
25 33 58
Elis Morgan Stanley 2.079% EUR 300 5.000%
(2)
06/20/28
43 2 45
Fiat Morgan Stanley 1.463% EUR 750 5.000%
(2)
06/20/27
121 (5) 116
Fiat Morgan Stanley 1.604% EUR 750 5.000%
(2)
12/20/27
85 37 122
Ford Motor Co. Morgan Stanley 2.906% USD 100 5.000%
(2)
06/20/27
9 (1) 8
Ford Motor Co. Morgan Stanley 3.030% USD 100 5.000%
(2)
12/20/27
3 5 8
Ford Motor Co. Morgan Stanley 3.167% USD 100 5.000%
(2)
06/20/28
7 1 8
General Motors Co. Morgan Stanley 1.740% USD 550 5.000%
(2)
06/20/27
69 1 70
General Motors Co. Morgan Stanley 1.832% USD 500 5.000%
(2)
12/20/27
61 7 68
General Motors Co. Morgan Stanley 1.943% USD 500 5.000%
(2)
06/20/28
62 9 71
H.J. Heinz Co. Morgan Stanley 0.642% USD 685 1.000%
(2)
06/20/27
4 6 10
Iron Mountain Inc. Morgan Stanley 1.815% USD 645 5.000%
(2)
06/20/27
68 12 80
Iron Mountain Inc. Morgan Stanley 1.957% USD 645 5.000%
(2)
12/20/27
62 22 84
Iron Mountain Inc. Morgan Stanley 2.125% USD 495 5.000%
(2)
06/20/28
65 1 66
J Sainsbury PLC Morgan Stanley 1.149% EUR 650 1.000%
(2)
06/20/27
(7) 3 (4)
J Sainsbury PLC Morgan Stanley 1.264% EUR 650 1.000%
(2)
12/20/27
(25) 17 (8)
J Sainsbury PLC Morgan Stanley 1.367% EUR 400 1.000%
(2)
06/20/28
(8) — (8)
KB Home Morgan Stanley 2.478% USD 800 5.000%
(2)
06/20/27
85 (8) 77
KB Home Morgan Stanley 2.701% USD 800 5.000%
(2)
12/20/27
18 59 77
Koninklijke KPN NV Morgan Stanley 0.676% EUR 950 1.000%
(2)
06/20/27
1 13 14
Koninklijke KPN NV Morgan Stanley 0.738% EUR 950 1.000%
(2)
12/20/27
7 5 12
Koninklijke KPN NV Morgan Stanley 0.841% EUR 750 1.000%
(2)
06/20/28
8 (2) 6
Kraft Heinz Foods Co. Morgan Stanley 0.689% USD 685 1.000%
(2)
12/20/27
4 5 9
Lennar Corp. Morgan Stanley 1.037% USD 1,100 5.000%
(2)
06/20/27
161 12 173
Lennar Corp. Morgan Stanley 1.113% USD 575 5.000%
(2)
12/20/27
74 24 98
Lumen Technologies, Inc. Morgan Stanley 9.824% USD 340 1.000%
(2)
12/20/27
(62) (38) (100)
Marks & Spencer PLC Morgan Stanley 2.937% EUR 200 1.000%
(2)
12/20/27
(29) 11 (18)
Marks & Spencer PLC Morgan Stanley 3.106% EUR 200 1.000%
(2)
06/20/28
(19) (2) (21)
Navient Corp. Morgan Stanley 3.216% USD 428 5.000%
(2)
06/20/27
(1) 29 28
Navient Corp. Morgan Stanley 3.395% USD 428 5.000%
(2)
12/20/27
(31) 59 28
Navient Corp. Morgan Stanley 3.395% USD 120 1.000%
(2)
12/20/27
(20) 8 (12)
Navient Corp. Morgan Stanley 3.589% USD 308 5.000%
(2)
06/20/28
14 5 19
Nokia OYJ Morgan Stanley 1.160% EUR 500 1.000%
(2)
06/20/27
(10) 6 (4)
Nokia OYJ Morgan Stanley 1.160% EUR 500 5.000%
(2)
06/20/27
81 3 84
Nokia OYJ Morgan Stanley 1.277% EUR 500 5.000%
(2)
12/20/27
76 14 90
Nokia OYJ Morgan Stanley 1.392% EUR 500 5.000%
(2)
06/20/28
96 (1) 95
Nordstrom, Inc. Morgan Stanley 5.098% USD 200 1.000%
(2)
06/20/27
(20) (9) (29)
Nordstrom, Inc. Morgan Stanley 5.391% USD 200 1.000%
(2)
12/20/27
(38) 4 (34)
NRG Energy, Inc. Morgan Stanley 3.585% USD 510 5.000%
(2)
06/20/27
47 (20) 27
NRG Energy, Inc. Morgan Stanley 3.746% USD 150 5.000%
(2)
12/20/27
8 — 8

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
NRG Energy, Inc. Morgan Stanley 3.759% USD 510 5.000%
(2)
12/20/27
29 (3) 26
NRG Energy, Inc. Morgan Stanley 3.977% USD 540 5.000%
(2)
06/20/28
22 2 24
Occidental Petroleum Corp. Morgan Stanley 1.046% USD 563 1.000%
(2)
06/20/27
(6) 5 (1)
OI European Group BV JPMorgan Chase 3.721% EUR 375 5.000%
(2)
06/20/28
18 5 23
Prudential PLC Goldman Sachs 1.275% EUR 300 1.000%
(2)
06/20/28
(4) — (4)
PulteGroup, Inc. Morgan Stanley 1.012% USD 377 5.000%
(2)
06/20/27
53 7 60
PulteGroup, Inc. Morgan Stanley 1.076% USD 152 5.000%
(2)
12/20/27
19 7 26
PulteGroup, Inc. Morgan Stanley 1.169% USD 152 5.000%
(2)
06/20/28
26 2 28
Renault Morgan Stanley 1.640% EUR 200 1.000%
(2)
12/20/25
(4) — (4)
Renault Morgan Stanley 2.467% EUR 200 1.000%
(2)
06/20/27
(19) 7 (12)
Renault Morgan Stanley 2.696% EUR 200 1.000%
(2)
12/20/27
(23) 7 (16)
Rexel USA Morgan Stanley 1.988% EUR 670 5.000%
(2)
06/20/27
80 6 86
Rexel USA Morgan Stanley 2.148% EUR 670 5.000%
(2)
12/20/27
52 38 90
Rexel USA Morgan Stanley 2.290% EUR 500 5.000%
(2)
06/20/28
68 1 69
Schaeffler AG Goldman Sachs 1.578% EUR 350 5.000%
(2)
06/20/27
43 9 52
Siemens AG Morgan Stanley 0.237% EUR 75 1.000%
(2)
06/20/25
1 — 1
Siemens AG Morgan Stanley 0.266% EUR 75 1.000%
(2)
12/20/25
1 1 2
Siemens AG Morgan Stanley 0.304% EUR 150 1.000%
(2)
06/20/26
4 — 4
Stellantis NV Morgan Stanley 1.746% EUR 550 5.000%
(2)
06/20/28
93 — 93
Telecom Italia SpA Morgan Stanley 3.649% EUR 800 1.000%
(2)
06/20/27
(111) 25 (86)
Telecom Italia SpA Morgan Stanley 3.849% EUR 800 1.000%
(2)
12/20/27
(126) 25 (101)
Telecom Italia SpA Morgan Stanley 4.061% EUR 450 1.000%
(2)
06/20/28
(66) — (66)
Telefonica SA Morgan Stanley 0.526% EUR 250 1.000%
(2)
06/20/25
3 — 3
Telefonica SA Morgan Stanley 0.570% EUR 250 1.000%
(2)
12/20/25
2 1 3
Telefonica SA Morgan Stanley 0.677% EUR 250 1.000%
(2)
06/20/26
3 — 3
Tenet Healthcare Corp. Morgan Stanley 4.109% USD 350 5.000%
(2)
06/20/27
19 (8) 11
Tesco PLC Morgan Stanley 1.014% EUR 850 1.000%
(2)
06/20/27
3 (4) (1)
Tesco PLC Morgan Stanley 1.087% EUR 850 1.000%
(2)
12/20/27
(10) 6 (4)
Tesco PLC Morgan Stanley 1.173% EUR 850 1.000%
(2)
06/20/28
(6) (2) (8)
The Goodyear Tire & Rubber Co. Morgan Stanley 4.056% USD 100 5.000%
(2)
06/20/27
1 4 5
The Goodyear Tire & Rubber Co. Morgan Stanley 4.340% USD 100 5.000%
(2)
12/20/27
3 — 3
The Goodyear Tire & Rubber Co. Morgan Stanley 4.658% USD 100 5.000%
(2)
06/20/28
3 (2) 1
Thyssenkrupp AG Barclays 2.602% EUR 150 1.000%
(2)
06/20/25
(10) 4 (6)
Thyssenkrupp AG Goldman Sachs 2.602% EUR 500 1.000%
(2)
06/20/25
(15) (4) (19)
T-Mobile US, Inc. Morgan Stanley 0.890% USD 350 5.000%
(2)
06/20/27
53 4 57
Toll Brothers Finance Corp. Morgan Stanley 1.531% USD 800 1.000%
(2)
06/20/27
(16) (1) (17)
Toll Brothers Finance Corp. Morgan Stanley 1.635% USD 700 1.000%
(2)
12/20/27
(48) 29 (19)
U.S. Steel Corp. Morgan Stanley 4.020% USD 350 5.000%
(2)
06/20/27
15 (2) 13
U.S. Steel Corp. Morgan Stanley 4.284% USD 170 5.000%
(2)
12/20/27
(11) 16 5
United Group BV Morgan Stanley 9.383% EUR 200 5.000%
(2)
12/20/27
(33) 1 (32)
Valeo SA Morgan Stanley 2.343% EUR 250 1.000%
(2)
06/20/27
(20) 5 (15)
Valeo SA Morgan Stanley 2.544% EUR 250 1.000%
(2)
12/20/27
(25) 7 (18)
Valeo SA Morgan Stanley 2.714% EUR 250 1.000%
(2)
06/20/28
(19) (3) (22)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 163
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Verizon Communications, Inc. Morgan Stanley 0.866% USD 300 1.000%
(2)
06/20/27
(1) 3 2
Verizon Communications, Inc. Morgan Stanley 0.912% USD 300 1.000%
(2)
12/20/27
(5) 6 1
Virgin Media Finance PLC Morgan Stanley 4.171% EUR 573 5.000%
(2)
12/20/27
(13) 34 21
Virgin Media Finance PLC Morgan Stanley 4.438% EUR 423 5.000%
(2)
06/20/28
11 — 11
Vodafone Group PLC Morgan Stanley 0.459% EUR 375 1.000%
(2)
06/20/25
4 1 5
Vodafone Group PLC Morgan Stanley 0.515% EUR 375 1.000%
(2)
12/20/25
5 — 5
Vodafone Group PLC Morgan Stanley 0.592% EUR 375 1.000%
(2)
06/20/26 6 (1) 5
Total Open Corporate Issues - Sell Protection Contracts 1,679 371 2,050
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 377 5.000%
(2)
12/20/27
5 5 10
CDX NA High Yield Index Morgan Stanley USD 2,970 5.000%
(2)
06/20/27
(28) 146 118
CDX NA High Yield Index Morgan Stanley USD 3,000 5.000%
(2)
12/20/26
159 (26) 133
iTraxx Europe Crossover Index Morgan Stanley EUR 12,730 5.000%
(2)
06/20/27
536 62 598
iTraxx Europe Crossover Index Morgan Stanley EUR 16,350 5.000%
(2)
12/20/26
906 (57) 849
iTraxx Europe Crossover Index Morgan Stanley EUR 4,670 5.000%
(2)
12/20/27
(247) 417 170
iTraxx Europe Crossover Index Series
37 Morgan Stanley EUR 471 5.000%
(2)
06/20/27
(14) 36 22
iTraxx Europe Crossover Index Series
38 Morgan Stanley EUR 2,345 5.000%
(2)
12/20/27 (107) 193 86
Total Open Credit Indices - Sell Protection Contracts 1,210 776 1,986
Total Open Credit Default Swap Contracts (å) 1,080 (452) 628
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 9,685 $ —
$ —
$ 9,685
International Debt — 17,339 —
—
17,339
Non-US Bonds — 51,913 —
—
51,913
United States Government Treasuries — 3,369 —
—
3,369
Options Purchased 32 821 —
—
853
Short-Term Investments — 2,204 — 1,699 3,903
Total Investments
32 85,331 — 1,699 87,062
Other Financial Instruments

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Assets
Futures Contracts 1,47 6 — — — 1,47 6
Foreign Currency Exchange Contracts — 10 7 — — 10 7
Currency Swap Contracts — 13,196 — — 13,196
Interest Rate Swap Contracts — 4,802 — — 4,802
Credit Default Swap Contracts — 6,604 — — 6,604
Liabilities
Futures Contracts (1,68 5 ) — — — (1,68 5 )
Options Written — (8) — — (8)
Foreign Currency Exchange Contracts — (3,69 6 ) — — (3,69 6 )
Currency Swap Contracts — (3,308) — — (3,308)
Interest Rate Swap Contracts — (4,855) — — (4,855)
Credit Default Swap Contracts — (5,976) — — (5,976)
Total Other Financial Instruments
*
$ (209) $ 6,866 $ — $ — $ 6,657
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,065
Austria ................................................................................................
1,431
Belgium ..............................................................................................
297
Brazil ..................................................................................................
896
Canada ................................................................................................
15,496
Chile ...................................................................................................
384
China ..................................................................................................
564
Cyprus ................................................................................................
91
Denmark .............................................................................................
334
France .................................................................................................
12,593
Germany .............................................................................................
4,411
Greece ................................................................................................
94
Guatemala ..........................................................................................
339
Hong Kong .........................................................................................
481
India ...................................................................................................
838
Ireland ................................................................................................
4,203

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 165
Amounts in thousands
Country Exposure
Fair Value
$
Italy ....................................................................................................
2,186
Luxembourg .......................................................................................
2,066
Mauritius ............................................................................................
164
Mexico ...............................................................................................
856
Netherlands ........................................................................................
2,408
New Zealand ......................................................................................
323
Norway ...............................................................................................
758
Poland ................................................................................................
317
Portugal ..............................................................................................
167
Russia .................................................................................................
—
South Africa .......................................................................................
96
Spain ..................................................................................................
1,997
Sweden ...............................................................................................
810
Switzerland ........................................................................................
369
Turkey ................................................................................................
898
United Kingdom .................................................................................
5,059
United States ......................................................................................
23,071
Total Investments ............................................................................... 87,062

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 80.1%
Asset-Backed Securities - 2.5%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 5,159 5,130
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,371
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,012
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 433 432
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,964 7,317
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
5.878% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,085
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,782 3,082
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,294 2,735
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,750 2,660
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,099
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 392 420
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 295 287
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 542 534
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,251 2,143
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 02/25/60 (~)(Ê)(Þ) 3,155 2,957
65,264
Corporate Bonds and Notes - 22.7%
AbbVie, Inc.
Series WI
2.600% due 11/21/24 2,691 2,593
2.950% due 11/21/26 830 785
3.200% due 11/21/29 1,110 1,032
4.050% due 11/21/39 560 505
Africa Finance Corp.
3.125% due 06/16/25 2,500 2,339
Series REGS
3.875% due 04/13/24 2,800 2,722
4.375% due 04/17/26 2,602 2,472
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 4,240 3,842
Series EMTN
4.125% due 06/20/24 4,953 4,834
Series REGS
2.634% due 05/17/26 2,947 2,671
Agilent Technologies, Inc.
3.050% due 09/22/26 3,301 3,119
Air Lease Corp.
3.375% due 07/01/25 1,350 1,291
1.875% due 08/15/26 670 597
5.850% due 12/15/27 800 816
5.300% due 02/01/28 580 579
Series MTN
0.700% due 02/15/24 1,270 1,211
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 3,819 3,329
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 440 435
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 400 319
3.000% due 05/18/51 480 330
Ally Financial, Inc.
8.000% due 11/01/31 2,351 2,578
Alphabet, Inc.
1.900% due 08/15/40 110 77
Altria Group, Inc.
4.400% due 02/14/26 331 330
4.800% due 02/14/29 2,942 2,910
2.450% due 02/04/32 700 547
3.400% due 02/04/41 900 633
3.875% due 09/16/46 260 184
5.950% due 02/14/49 170 161
Amazon.com, Inc.
2.100% due 05/12/31 680 579
3.600% due 04/13/32 250 238

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 06/03/50 340 230
3.950% due 04/13/52 110 97
Series WI
3.875% due 08/22/37 270 251
4.250% due 08/22/57 110 101
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 1,160 1,291
5.500% due 04/20/26 (Þ) 500 490
American Airlines Pass-Through Trust
Series AA
3.575% due 01/15/28 152 138
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 397 383
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 292
American Homes 4 Rent, LP
2.375% due 07/15/31 3,981 3,249
American Tower Corp.
3.375% due 05/15/24 2,626 2,569
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 350 298
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 339
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 450 357
3.833% due 03/11/51 (Þ) 370 256
Amgen, Inc.
4.400% due 05/01/45 180 161
Series WI
4.663% due 06/15/51 110 101
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 290 298
Aon Corp.
8.205% due 01/01/27 1,109 1,151
Apache Corp.
7.750% due 12/15/29 320 338
5.100% due 09/01/40 874 763
4.750% due 04/15/43 100 79
4.250% due 01/15/44 120 88
5.350% due 07/01/49 794 657
Apple, Inc.
0.700% due 02/08/26 2,982 2,687
2.650% due 05/11/50 570 405
Archer-Daniels-Midland Co.
2.500% due 08/11/26 3,298 3,109
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,296
AT&T, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 03/25/26 3,476 3,190
4.250% due 03/01/27 200 199
6.950% due 01/15/28 1,260 1,346
4.300% due 02/15/30 270 264
4.500% due 05/15/35 530 504
4.800% due 06/15/44 251 234
4.350% due 06/15/45 47 41
3.500% due 02/01/61 410 295
Series WI
2.550% due 12/01/33 120 97
6.375% due 03/01/41 140 155
3.500% due 09/15/53 500 369
3.550% due 09/15/55 150 110
3.800% due 12/01/57 1,400 1,064
Avery Dennison Corp.
2.650% due 04/30/30 3,737 3,191
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 480 475
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 280 275
0.981% due 09/25/25 (SOFR +
0.910%)(Ê) 2,998 2,795
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 530 518
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,890 1,596
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,083
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,230 1,188
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,220 952
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 590 475
Series GMTN
3.500% due 04/19/26 200 195
Series MTN
4.000% due 01/22/25 120 118
4.450% due 03/03/26 160 159
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 387
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 66
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 175
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 1,180 949
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 229
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 55
Bank of New York Mellon Corp. (The)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 200 217
4.706% due 02/01/34 (SOFR +
1.512%)(Ê) 370 368
BAT Capital Corp.
Series WI
3.557% due 08/15/27 480 448
Becton Dickinson and Co.
3.363% due 06/06/24 2,621 2,569
4.685% due 12/15/44 70 67
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 (~)(Ê) 950 54
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 2,802
Berkshire Hathaway Finance Corp.
2.875% due 03/15/32 3,443 3,086
Berkshire Hathaway, Inc.
3.125% due 03/15/26 3,195 3,103
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 540 517
BlackRock TCP Capital Corp.
3.900% due 08/23/24 3,732 3,565
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 1,120 1,181
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 300 273
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 150 152
Boardwalk Pipelines, LP
4.800% due 05/03/29 1,963 1,933
Boeing Co. (The)
4.875% due 05/01/25 800 800
2.196% due 02/04/26 970 897
2.700% due 02/01/27 140 129
2.800% due 03/01/27 150 139
3.200% due 03/01/29 350 320
5.150% due 05/01/30 500 504
3.250% due 02/01/35 300 243
5.705% due 05/01/40 340 348
3.750% due 02/01/50 390 300
3.950% due 08/01/59 800 595
5.930% due 05/01/60 40 41
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 277
BP Capital Markets America, Inc.
3.000% due 02/24/50 520 380
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 148
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.900% due 02/20/28 1,305 1,288
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 800 612
Brown & Brown, Inc.
4.200% due 09/15/24 2,640 2,603
Buckeye Partners, LP
4.350% due 10/15/24 229 222
3.950% due 12/01/26 529 484
5.850% due 11/15/43 236 181
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 323
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 130 111
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 3,946 3,135
5.817% due 02/01/34 (SOFR +
2.600%)(Ê) 830 836
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 2,443
Carrier Global Corp.
Series WI
2.700% due 02/15/31 3,666 3,153
3.577% due 04/05/50 110 86
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 43
Series WI
4.500% due 05/01/32 770 637
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,194
Centene Corp.
Series WI
4.250% due 12/15/27 280 269
4.625% due 12/15/29 150 142
3.375% due 02/15/30 390 343
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 430 408
CenturyLink, Inc.
Series G
6.875% due 01/15/28 253 205
Charles Schwab Corp. (The)
2.000% due 03/20/28 270 242
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 580 575
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 690 594

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 290 243
5.050% due 03/30/29 460 448
3.500% due 06/01/41 500 351
3.500% due 03/01/42 260 181
5.750% due 04/01/48 40 36
3.850% due 04/01/61 230 146
3.950% due 06/30/62 520 336
Series WI
4.908% due 07/23/25 3,513 3,495
3.750% due 02/15/28 10 9
6.384% due 10/23/35 70 72
6.484% due 10/23/45 60 59
6.834% due 10/23/55 80 80
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 3,187 3,211
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 200 167
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 1,140 1,105
Chevron Corp.
1.554% due 05/11/25 2,782 2,619
0.687% due 08/12/25 2,889 2,634
2.343% due 08/12/50 370 250
Cigna Corp.
2.400% due 03/15/30 140 121
3.200% due 03/15/40 260 208
Series WI
4.375% due 10/15/28 950 942
4.800% due 08/15/38 290 284
Cimarex Energy Co.
4.375% due 03/15/29 500 398
Cintas Corp. No. 2
3.700% due 04/01/27 170 166
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 2,270 2,170
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 180 173
1.462% due 06/09/27 (SOFR +
0.770%)(Ê) 3,147 2,802
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 282
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 430 378
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 289
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 660 550
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 490 444
8.125% due 07/15/39 1,095 1,451
4.650% due 07/23/48 85 81
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 750 667
Citizens Financial Group, Inc.
2.500% due 02/06/30 3,717 3,157
Clorox Co. (The)
1.800% due 05/15/30 600 495
Coca-Cola Co. (The)
3.450% due 03/25/30 2,880 2,749
1.375% due 03/15/31 180 145
4.125% due 03/25/40 160 150
Comcast Corp.
3.700% due 04/15/24 2,633 2,603
3.400% due 04/01/30 130 122
4.250% due 10/15/30 330 326
7.050% due 03/15/33 530 632
3.250% due 11/01/39 180 150
3.750% due 04/01/40 70 62
3.400% due 07/15/46 50 40
4.000% due 03/01/48 320 278
Series WI
2.887% due 11/01/51 363 253
2.937% due 11/01/56 109 74
2.987% due 11/01/63 334 224
CommonSpirit Health
2.782% due 10/01/30 170 145
4.350% due 11/01/42 50 44
3.910% due 10/01/50 320 257
Commonwealth Edison Co.
6.450% due 01/15/38 340 396
Constellation Brands, Inc.
5.000% due 02/02/26 560 561
Consumers Energy Co.
2.500% due 05/01/60 110 67
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 710 631
2.875% due 04/01/32 (Þ) 470 369
Series WI
4.375% due 01/15/28 430 409
Corning, Inc.
3.900% due 11/15/49 140 111
Corporate Office Properties Trust
2.000% due 01/15/29 4,032 3,197

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Costco Wholesale Corp.
2.750% due 05/18/24 2,712 2,657
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 640 614
4.375% due 03/15/29 540 518
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 372
CVS Health Corp.
3.625% due 04/01/27 150 145
4.300% due 03/25/28 371 365
3.250% due 08/15/29 385 353
3.750% due 04/01/30 140 131
2.125% due 09/15/31 260 213
4.780% due 03/25/38 690 660
4.125% due 04/01/40 180 157
DCP Midstream Operating, LP
3.250% due 02/15/32 430 372
6.450% due 11/03/36 (Þ) 200 210
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 210 246
Delta Air Lines, Inc.
2.900% due 10/28/24 1,320 1,259
7.000% due 05/01/25 (Þ) 2,710 2,789
7.375% due 01/15/26 720 749
4.375% due 04/19/28 216 201
3.750% due 10/28/29 263 233
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 513 507
4.750% due 10/20/28 (Þ) 840 818
Devon Energy Corp.
5.850% due 12/15/25 450 462
7.875% due 09/30/31 20 23
5.600% due 07/15/41 340 337
5.000% due 06/15/45 540 496
Series WI
5.250% due 10/15/27 91 92
5.875% due 06/15/28 519 532
4.500% due 01/15/30 310 300
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,690
Diamondback Energy, Inc.
3.500% due 12/01/29 920 839
4.400% due 03/24/51 320 265
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 500 409
DISH Network Corp.
2.375% due 03/15/24 1,280 1,186
Dollar General Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 11/01/27 3,138 3,137
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 240 219
DPL, Inc.
Series AI
4.350% due 04/15/29 499 456
DR Horton, Inc.
2.500% due 10/15/24 2,830 2,722
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 515
Duke Energy Carolinas LLC
6.100% due 06/01/37 420 463
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 215
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 134
2.125% due 06/01/30 100 85
Edison International
4.950% due 04/15/25 510 507
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 530 495
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 310 276
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,000 1,081
Elevance Health, Inc.
3.500% due 08/15/24 3,170 3,102
4.101% due 03/01/28 160 157
4.100% due 05/15/32 1,090 1,048
5.500% due 10/15/32 570 605
4.375% due 12/01/47 40 36
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 1,246 1,225
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,399
Endeavor Energy Resources LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 118
Energy Transfer, LP
4.500% due 04/15/24 650 645
2.900% due 05/15/25 100 95
5.500% due 06/01/27 560 568
3.750% due 05/15/30 400 367
5.300% due 04/01/44 50 46
6.250% due 04/15/49 120 122
Series 10Y

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 06/15/28 160 159
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 367
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 970 917
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 2,350 2,147
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 410 385
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 640 626
EnLink Midstream Partners, LP
4.150% due 06/01/25 160 154
5.050% due 04/01/45 347 273
5.450% due 06/01/47 93 77
Enterprise Products Operating LLC
4.150% due 10/16/28 320 312
2.800% due 01/31/30 380 337
7.550% due 04/15/38 40 47
5.700% due 02/15/42 140 146
4.850% due 03/15/44 160 152
3.700% due 01/31/51 520 408
3.300% due 02/15/53 70 51
3.950% due 01/31/60 250 198
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,060 887
Series D
6.875% due 03/01/33 770 883
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 2,951
EOG Resources, Inc.
4.375% due 04/15/30 490 488
4.950% due 04/15/50 10 10
EPR Properties Co.
4.500% due 06/01/27 3,000 2,736
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 130 130
Series 10Y
5.500% due 07/15/28 375 346
Series 30Y
6.500% due 07/15/48 399 307
EQT Corp.
5.678% due 10/01/25 350 350
3.125% due 05/15/26 (Þ) 250 234
3.900% due 10/01/27 320 304
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 02/01/30 430 457
3.625% due 05/15/31 (Þ) 110 96
Equifax, Inc.
2.350% due 09/15/31 880 725
Equities Corp.
6.125% due 02/01/25 560 565
Extra Space Storage, LP
3.900% due 04/01/29 500 463
Exxon Mobil Corp.
2.992% due 03/19/25 3,591 3,491
3.482% due 03/19/30 200 192
4.227% due 03/19/40 260 248
4.114% due 03/01/46 250 228
4.327% due 03/19/50 60 56
3.452% due 04/15/51 110 90
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 150 149
FirstEnergy Corp.
2.050% due 03/01/25 259 243
Series A
1.600% due 01/15/26 927 832
Series B
3.900% due 07/15/27 60 57
2.250% due 09/01/30 371 305
Series C
4.850% due 07/15/47 295 272
3.400% due 03/01/50 497 353
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 344
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 1,180 955
Florida Power & Light Co.
3.150% due 10/01/49 150 117
Ford Holdings LLC
9.300% due 03/01/30 266 305
Ford Motor Co.
6.950% due 03/06/26 2,000 2,045
4.346% due 12/08/26 583 567
7.450% due 07/16/31 326 350
4.750% due 01/15/43 779 608
7.400% due 11/01/46 84 87
5.291% due 12/08/46 223 184
Ford Motor Credit Co. LLC
3.664% due 09/08/24 1,060 1,020
2.300% due 02/10/25 850 788
5.125% due 06/16/25 540 531
4.950% due 05/28/27 200 191
4.125% due 08/17/27 280 258
5.113% due 05/03/29 1,014 961
Series GMTN

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.389% due 01/08/26 281 270
Fortinet, Inc.
2.200% due 03/15/31 330 271
Fortive Corp.
Series WI
3.150% due 06/15/26 3,263 3,094
Fox Corp.
Series WI
5.476% due 01/25/39 230 223
Freeport-McMoRan, Inc.
5.400% due 11/14/34 450 448
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 341
FS KKR Capital Corp.
3.400% due 01/15/26 3,098 2,831
General Dynamics Corp.
3.250% due 04/01/25 2,683 2,616
3.625% due 04/01/30 370 357
4.250% due 04/01/40 410 397
4.250% due 04/01/50 80 76
General Motors Co.
6.125% due 10/01/25 480 492
5.600% due 10/15/32 400 395
6.250% due 10/02/43 250 249
6.750% due 04/01/46 40 42
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,360 1,217
Georgia Power Co.
Series A
2.200% due 09/15/24 3,322 3,191
Gilead Sciences, Inc.
3.650% due 03/01/26 3,180 3,098
5.650% due 12/01/41 150 163
Global Marine, Inc.
7.000% due 06/01/28 560 445
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,167 1,166
5.300% due 01/15/29 1,806 1,761
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 502
3.500% due 11/16/26 200 192
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 860 819
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 550 519
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 116
3.800% due 03/15/30 860 808
5.150% due 05/22/45 270 267
Series DMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,930 1,580
Golub Capital BDC, Inc.
3.375% due 04/15/24 2,713 2,632
H.B. Fuller Co.
4.000% due 02/15/27 229 212
Halliburton Co.
5.000% due 11/15/45 90 86
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 2,530 2,416
HCA, Inc.
7.690% due 06/15/25 322 338
4.500% due 02/15/27 2,770 2,725
5.125% due 06/15/39 160 151
Hershey Co. (The)
1.700% due 06/01/30 350 292
Hexcel Corp.
4.700% due 08/15/25 437 428
Home Depot, Inc. (The)
3.000% due 04/01/26 3,225 3,103
2.700% due 04/15/30 230 207
3.300% due 04/15/40 150 127
3.350% due 04/15/50 170 136
Howmet Aerospace, Inc.
5.125% due 10/01/24 398 396
6.875% due 05/01/25 620 639
5.950% due 02/01/37 437 441
HSBC Holdings PLC
7.200% due 07/15/97 2,189 2,481
Hudson Pacific Properties, Inc.
3.950% due 11/01/27 3,162 2,777
Humana, Inc.
4.500% due 04/01/25 80 80
5.875% due 03/01/33 790 845
8.150% due 06/15/38 2,243 2,755
4.625% due 12/01/42 80 74
4.950% due 10/01/44 90 87
ILFC E-Capital Trust I
6.288% due 12/21/65 (~)(Ê)(Þ) 750 482
ILFC E-Capital Trust II
6.538% due 12/21/65 (~)(Ê)(Þ) 750 498
Intel Corp.
2.800% due 08/12/41 370 272
4.900% due 08/05/52 220 208
3.200% due 08/12/61 280 189
Inter-American Development Bank
Series GMTN
4.027% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,779
Intercontinental Exchange, Inc.
4.600% due 03/15/33 940 931

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 06/15/52 10 10
International Business Machines Corp.
3.300% due 05/15/26 2,844 2,744
Invitation Homes, Inc.
2.300% due 11/15/28 3,786 3,229
4.150% due 04/15/32 780 715
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,105
Johnson & Johnson
2.100% due 09/01/40 260 191
2.450% due 09/01/60 210 140
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 48
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 224
8.750% due 09/01/30 420 498
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 145
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,070 928
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 1,170 940
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,110 934
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 249
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 940 912
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 80 72
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 160 117
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 390 296
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 610 556
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 119
Series 2019
3.266% due 11/01/49 90 70
Series 2021
2.810% due 06/01/41 200 154
3.002% due 06/01/51 70 52
Kimco Realty Corp.
2.250% due 12/01/31 770 618
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 3,281
5.500% due 03/01/44 40 38
5.400% due 09/01/44 30 29
Kinder Morgan, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 06/01/25 290 287
5.550% due 06/01/45 310 302
5.050% due 02/15/46 170 155
Kite Realty Group Trust
4.000% due 03/15/25 3,259 3,122
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 48
KLA Corp.
4.650% due 07/15/32 320 325
4.950% due 07/15/52 80 80
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 3,495 3,327
Kroger Co. (The)
3.500% due 02/01/26 3,209 3,109
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 1,080 793
4.100% due 10/15/41 910 602
L Brands, Inc.
7.600% due 07/15/37 65 57
L3Harris Technologies, Inc.
2.900% due 12/15/29 660 587
Laboratory Corp. of America Holdings
3.250% due 09/01/24 2,636 2,569
Lam Research Corp.
1.900% due 06/15/30 300 252
2.875% due 06/15/50 210 151
Las Vegas Sands Corp.
3.200% due 08/08/24 2,455 2,363
2.900% due 06/25/25 3,866 3,620
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 3
6.875% due 05/02/49 (Æ)(Ø) 681 2
6.625% due 12/31/49 (Æ)(Ø) 455 2
Lennar Corp.
Series WI
5.000% due 06/15/27 20 20
Lennox International, Inc.
1.700% due 08/01/27 310 271
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 243
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 330 365
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 180 167
3.875% due 06/01/29 (Þ) 120 102
Lockheed Martin Corp.
1.850% due 06/15/30 230 195

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 06/15/32 270 262
4.500% due 05/15/36 100 100
4.150% due 06/15/53 140 128
4.300% due 06/15/62 260 239
Series B
6.150% due 09/01/36 2,696 3,067
Lowe's Cos., Inc.
4.000% due 04/15/25 2,748 2,708
4.500% due 04/15/30 210 208
1.700% due 10/15/30 360 293
2.800% due 09/15/41 140 102
3.000% due 10/15/50 380 261
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 110 92
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 373
6.375% due 03/15/37 50 41
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 640 570
5.050% due 03/15/42 (Þ) 1,580 1,349
5.141% due 03/15/52 (Þ) 690 573
Main Street Capital Corp.
5.200% due 05/01/24 2,642 2,626
Mars, Inc.
2.375% due 07/16/40 (Þ) 580 424
Marsh & McLennan Cos., Inc.
3.500% due 06/03/24 2,758 2,717
2.375% due 12/15/31 550 462
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 410 314
Mastercard, Inc.
3.850% due 03/26/50 300 272
Mattel, Inc.
6.200% due 10/01/40 353 328
McDonald's Corp.
Series MTN
3.500% due 07/01/27 3,889 3,761
3.600% due 07/01/30 110 104
4.450% due 03/01/47 300 279
4.450% due 09/01/48 160 150
3.625% due 09/01/49 60 49
4.200% due 04/01/50 200 179
MDC Holdings, Inc.
2.500% due 01/15/31 270 206
6.000% due 01/15/43 260 231
Merck & Co., Inc.
2.350% due 06/24/40 160 119
Meta Platforms, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.850% due 08/15/32 310 288
4.450% due 08/15/52 280 245
Micron Technology, Inc.
2.703% due 04/15/32 350 279
Microsoft Corp.
2.400% due 08/08/26 2,873 2,709
3.450% due 08/08/36 330 305
2.525% due 06/01/50 590 420
2.921% due 03/17/52 200 153
Mid-America Apartments, LP
3.750% due 06/15/24 3,188 3,124
MidAmerican Energy Co.
3.650% due 04/15/29 160 154
3.150% due 04/15/50 150 115
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 747 755
Molson Coors Beverage Co.
4.200% due 07/15/46 160 134
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 1,212 1,162
0.750% due 09/24/24 (Þ) 1,244 1,162
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 316
1.875% due 10/15/32 3,796 3,025
2.625% due 09/04/50 190 130
Morgan Stanley
1.164% due 10/21/25 (SOFR +
0.560%)(Ê) 2,917 2,718
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 122
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 198
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 220 242
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,080 837
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 495
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 330 337
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 590 471
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 39
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 240 195
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 248

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 30 24
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 190 157
MPLX, LP
4.800% due 02/15/29 220 218
4.500% due 04/15/38 340 309
4.700% due 04/15/48 150 129
Series 0006
5.200% due 03/01/47 150 138
Murphy Oil Corp.
7.050% due 05/01/29 30 31
5.875% due 12/01/42 289 236
Navient Corp.
Series MTN
5.625% due 08/01/33 460 357
NBCUniversal Media LLC
4.450% due 01/15/43 19 18
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 2,797 2,624
New York Life Global Funding
4.550% due 01/28/33 (Þ) 330 331
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 320 267
Newell Brands, Inc.
5.375% due 04/01/36 118 105
5.500% due 04/01/46 134 111
NextEra Energy Capital Holdings, Inc.
4.625% due 07/15/27 3,142 3,147
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 190 186
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,579
Nissan Motor Acceptance Corp.
1.050% due 03/08/24 (Þ) 300 284
Nordstrom, Inc.
5.000% due 01/15/44 230 155
Northrop Grumman Corp.
5.150% due 05/01/40 350 358
5.050% due 11/15/40 60 61
5.250% due 05/01/50 120 126
Series 000N
4.030% due 10/15/47 300 264
Series F0TZ
3.250% due 01/15/28 3,268 3,103
Northwest Pipeline LLC
7.125% due 12/01/25 620 649
Series WI
4.000% due 04/01/27 380 368
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 630 480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 09/30/59 (Þ) 280 211
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 980 841
Nuveen LLC
4.000% due 11/01/28 (Þ) 270 260
NVIDIA Corp.
3.500% due 04/01/40 100 87
3.500% due 04/01/50 10 8
3.700% due 04/01/60 80 65
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 3,615 3,212
Occidental Petroleum Corp.
2.900% due 08/15/24 928 890
5.550% due 03/15/26 270 273
3.400% due 04/15/26 212 201
3.500% due 08/15/29 421 388
7.500% due 05/01/31 155 172
6.450% due 09/15/36 539 567
7.950% due 06/15/39 130 149
6.200% due 03/15/40 572 578
4.500% due 07/15/44 175 143
4.625% due 06/15/45 90 75
6.600% due 03/15/46 217 231
4.100% due 02/15/47 10 8
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 280 290
Old Republic International Corp.
4.875% due 10/01/24 3,149 3,145
Omega Healthcare Investors, Inc.
3.250% due 04/15/33 4,263 3,206
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 230 174
Series WI
4.150% due 06/01/32 170 166
Oracle Corp.
6.250% due 11/09/32 960 1,043
3.900% due 05/15/35 3,643 3,222
4.000% due 07/15/46 800 634
6.900% due 11/09/52 120 139
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 192
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 3,430
Pacific Gas and Electric Co.
2.100% due 08/01/27 260 228
3.000% due 06/15/28 300 268
2.500% due 02/01/31 160 129
3.300% due 08/01/40 60 43
4.750% due 02/15/44 230 188

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 07/01/50 210 175
3.500% due 08/01/50 70 47
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 272
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 46
PayPal Holdings, Inc.
4.400% due 06/01/32 450 442
3.250% due 06/01/50 190 141
5.050% due 06/01/52 90 88
PepsiCo, Inc.
2.625% due 03/19/27 3,301 3,120
1.625% due 05/01/30 30 25
3.900% due 07/18/32 350 342
Perrigo Finance Unlimited Co.
4.375% due 03/15/26 997 944
Pfizer, Inc.
2.550% due 05/28/40 110 85
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 310 315
Series A-4
5.212% due 12/01/47 90 93
Series A-5
5.099% due 06/01/52 20 21
Philip Morris International, Inc.
3.250% due 11/10/24 2,645 2,578
2.100% due 05/01/30 300 251
1.750% due 11/01/30 550 443
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 260 258
Pioneer Natural Resources Co.
2.150% due 01/15/31 780 647
Plains All American Pipeline, LP
Series B
8.716% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 1,070 968
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 51
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,150
3.000% due 03/25/30 160 150
1.200% due 10/29/30 180 146
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,505
Prologis, LP
1.250% due 10/15/30 530 419
Prospect Capital Corp.
3.706% due 01/22/26 2,969 2,705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Storage
0.875% due 02/15/26 3,070 2,769
QUALCOMM, Inc.
4.250% due 05/20/32 280 279
4.500% due 05/20/52 140 132
Range Resources Corp.
Series WI
4.875% due 05/15/25 440 424
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
4.625% due 11/16/48 330 319
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,960 1,992
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 3,010 2,758
Republic Services, Inc.
0.875% due 11/15/25 2,939 2,645
3.375% due 11/15/27 840 801
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 491
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 3,329 3,179
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 340 303
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 292
4.950% due 07/15/29 (Þ) 289 261
4.800% due 05/15/30 (Þ) 300 267
6.875% due 04/15/40 (Þ) 117 99
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 275 217
S&P Global, Inc.
1.250% due 08/15/30 140 112
3.250% due 12/01/49 90 70
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 3,498 3,383
Safeway, Inc.
7.250% due 02/01/31 356 362
Salesforce.com, Inc.
1.950% due 07/15/31 190 158
2.900% due 07/15/51 70 50
3.050% due 07/15/61 300 207
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 308
Series VVV
1.700% due 10/01/30 360 295
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 2,719 2,748

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seagate HDD Cayman
4.875% due 06/01/27 142 138
5.750% due 12/01/34 164 150
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 312
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,237
Senior Housing Properties Trust
4.750% due 05/01/24 440 384
Service Properties Trust
4.350% due 10/01/24 418 394
4.375% due 02/15/30 565 411
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,270
Simon Property Group, LP
3.500% due 09/01/25 320 311
Southern California Edison Co.
2.250% due 06/01/30 270 231
3.650% due 02/01/50 320 252
Series C
4.125% due 03/01/48 470 400
Series G
2.500% due 06/01/31 280 239
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,978 3,462
Southwest Airlines Co.
5.250% due 05/04/25 110 111
Southwestern Energy Co.
4.750% due 02/01/32 110 97
Spirit AeroSystems, Inc.
4.600% due 06/15/28 442 371
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
8.000% due 09/20/25 (Þ) 850 871
Sprint Capital Corp.
6.875% due 11/15/28 790 845
8.750% due 03/15/32 761 940
Sprint Corp.
Series WI
7.125% due 06/15/24 1,590 1,624
Sun Communities, Inc.
2.700% due 07/15/31 3,939 3,243
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 318
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 1,020 938
Synchrony Financial
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 07/23/25 2,749 2,675
Targa Resources Corp.
5.200% due 07/01/27 320 322
4.200% due 02/01/33 770 698
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 224
4.875% due 02/01/31 620 580
4.000% due 01/15/32 470 410
Target Corp.
3.375% due 04/15/29 310 296
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,574
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 1,630 1,532
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 193
Tenet Healthcare Corp.
6.875% due 11/15/31 255 235
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 920 802
Texas Instruments, Inc.
2.250% due 09/04/29 300 267
1.750% due 05/04/30 270 230
3.650% due 08/16/32 380 364
3.875% due 03/15/39 260 243
Time Warner Cable LLC
6.550% due 05/01/37 320 327
7.300% due 07/01/38 660 708
6.750% due 06/15/39 70 72
5.500% due 09/01/41 2,500 2,247
Time Warner Entertainment Co., LP
8.375% due 07/15/33 340 399
T-Mobile USA, Inc.
2.625% due 02/15/29 170 149
2.875% due 02/15/31 380 325
Series WI
3.875% due 04/15/30 550 515
2.550% due 02/15/31 3,509 2,979
2.700% due 03/15/32 260 220
3.000% due 02/15/41 400 298
3.300% due 02/15/51 240 173
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 920 835
Series WI
7.850% due 02/01/26 480 518
3.250% due 05/15/30 190 171
Trinity Industries, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.550% due 10/01/24 270 261
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,226
Under Armour, Inc.
3.250% due 06/15/26 578 525
Union Pacific Corp.
6.625% due 02/01/29 2,832 3,153
3.750% due 02/05/70 320 252
Series WI
2.891% due 04/06/36 340 284
3.839% due 03/20/60 390 323
United Airlines Pass-Through Trust
Series 2020-1 Class B
4.875% due 01/15/26 470 458
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 710 674
4.625% due 04/15/29 (Þ) 70 64
United States Steel Corp.
6.650% due 06/01/37 278 266
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 127
2.000% due 05/15/30 660 563
5.350% due 02/15/33 1,810 1,929
5.700% due 10/15/40 250 273
4.750% due 05/15/52 260 257
5.875% due 02/15/53 150 172
Unum Group
4.500% due 12/15/49 3,195 2,482
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 457 423
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,087
2.100% due 03/22/28 290 259
3.150% due 03/22/30 150 136
7.750% due 12/01/30 340 402
4.500% due 08/10/33 830 811
5.250% due 03/16/37 420 432
2.650% due 11/20/40 310 224
2.850% due 09/03/41 180 133
4.125% due 08/15/46 40 35
5.500% due 03/16/47 50 52
4.000% due 03/22/50 180 152
2.875% due 11/20/50 60 41
Series WI
4.329% due 09/21/28 166 164
2.987% due 10/30/56 220 146
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 3,234 3,217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 02/15/30 300 290
Visa, Inc.
2.050% due 04/15/30 110 96
2.700% due 04/15/40 140 112
Vontier Corp.
Series WI
1.800% due 04/01/26 630 547
2.400% due 04/01/28 1,120 920
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,799
Wachovia Corp.
5.500% due 08/01/35 3,040 3,124
Walmart, Inc.
2.850% due 07/08/24 2,750 2,691
1.800% due 09/22/31 240 202
2.650% due 09/22/51 240 175
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 3,026 2,978
6.650% due 11/15/37 200 236
5.400% due 10/01/43 210 223
Waste Management, Inc.
3.150% due 11/15/27 410 391
Wells Fargo & Co.
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 2,771 2,645
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 122
3.000% due 10/23/26 450 425
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 20 19
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 272
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 476
5.375% due 11/02/43 470 474
4.750% due 12/07/46 280 258
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 640 631
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 580 541
Welltower, Inc.
3.850% due 06/15/32 260 233
Western Digital Corp.
2.850% due 02/01/29 745 607
Western Midstream Operating, LP
3.100% due 02/01/25 890 850
4.650% due 07/01/26 520 500
4.500% due 03/01/28 130 123
4.050% due 02/01/30 630 577
5.450% due 04/01/44 120 106

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 08/15/48 160 139
5.250% due 02/01/50 100 87
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 2,817 2,663
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 343
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 115
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 590 592
Xerox Corp.
4.800% due 03/01/35 455 311
XTO Energy, Inc.
6.750% due 08/01/37 2,170 2,519
Yum! Brands, Inc.
6.875% due 11/15/37 219 234
591,698
International Debt - 19.6%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 2,706 2,653
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 2,629
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 3,328 3,172
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 590 575
1.750% due 01/30/26 150 135
3.300% due 01/30/32 570 479
3.400% due 10/29/33 300 247
3.850% due 10/29/41 170 133
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 3,531
Agence Francaise de Developpement
EPIC
Series EMTN
4.828% due 11/19/24 (SOFR +
1.000%)(Ê) 4,600 4,656
Air Liquide Finance SA
2.500% due 09/27/26 (Þ) 2,924 2,734
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 240 198
2.700% due 02/09/41 250 174
3.150% due 02/09/51 490 335
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 3,536
America Movil SAB de CV
5.375% due 04/04/32 (Þ) 3,373 3,145
Anglo American Capital PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 03/15/28 (Þ) 730 713
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 320 312
5.550% due 01/23/49 520 558
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 3,278 3,228
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 3,970
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,411 4,376
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 11,029
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.328% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,893
ArcelorMittal SA
6.550% due 11/29/27 400 418
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 44
0.750% due 07/09/30 (~)(Ê) 835 298
4.875% due 07/09/41 (~)(Ê) 540 184
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 3,652 3,215
AstraZeneca Finance LLC
1.200% due 05/28/26 3,533 3,191
AstraZeneca PLC
0.700% due 04/08/26 3,576 3,191
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 126
2.875% due 02/15/25 (Þ) 260 244
Avon Products, Inc.
8.950% due 03/15/43 72 71
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 2,751 2,629
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,195 3,152
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 2,869 2,676
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 440 452
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 3,149 3,156
Banco Santander SA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 1,600 1,524
3.225% due 11/22/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 4,000 3,227
Bancolombia SA
3.000% due 01/29/25 3,257 3,090
Bank of Montreal
3.700% due 06/07/25 3,185 3,110
Bank of Nova Scotia (The)
0.650% due 07/31/24 2,807 2,637
3.450% due 04/11/25 650 631
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 140 126
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 340 362
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 597
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 270 259
4.950% due 01/10/47 2,999 2,864
Barrick NA Finance LLC
5.700% due 05/30/41 330 355
BAT Capital Corp.
2.259% due 03/25/28 130 112
3.734% due 09/25/40 270 195
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 3,288 3,200
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,630 3,613
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 1,404 1,411
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 6,850 6,801
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,384
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,156
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,178
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,732
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bermuda Government International
Bond
2.375% due 08/20/30 (Þ) 820 701
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 2,552 2,549
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 2,670 2,611
BNP Paribas SA
4.250% due 10/15/24 2,751 2,711
3.375% due 01/09/25 (Þ) 320 310
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 537
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 600 559
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 738
4.400% due 08/14/28 (Þ) 380 369
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 1,010 1,018
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 330 280
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,580 1,635
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 347
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 580 554
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 431 436
British Telecommunications PLC
9.625% due 12/15/30 130 164
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 2,369
Canadian Imperial Bank of Commerce
2.250% due 01/28/25 3,291 3,131
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 2,687
Canadian Pacific Railway Co.
2.450% due 12/02/31 360 311
3.000% due 12/02/41 270 214
3.100% due 12/02/51 210 155
6.125% due 09/15/15 2,586 2,839
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 2,616 2,582
Cenovus Energy, Inc.
6.750% due 11/15/39 35 38
Chile Government International Bond
2.550% due 07/27/33 200 163
CI Financial Corp.
3.200% due 12/17/30 5,252 4,107

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CIFC Funding, Ltd.
Series 2020-1A Class AR
1.196% due 04/23/29 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,099 3,079
Colombia Government International
Bond
4.000% due 02/26/24 350 344
5.625% due 02/26/44 320 243
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 295
Cooperatieve Rabobank UA
4.375% due 08/04/25 910 893
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 790 708
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,670
Credit Agricole SA
3.250% due 10/04/24 (Þ) 2,707 2,628
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 3,624 3,240
5.301% due 07/12/28 (Þ) 970 990
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,780 1,835
Credit Suisse Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,070 809
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 1,070 1,027
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 510 573
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 860 815
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 1,510 1,223
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 470 435
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 3,660 3,550
Series WI
4.875% due 05/15/45 3,248 2,688
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 240 233
4.050% due 04/27/29 (Þ) 190 184
4.250% due 04/27/32 (Þ) 320 312
DAE Funding LLC
1.550% due 08/01/24 (Þ) 500 472
Daimler Trucks Finance NA LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/07/25 (Þ) 3,258 3,155
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 600 585
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 730 672
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 2,130 2,163
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,971 3,569
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 431
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,010 1,937
Delhaize America, Inc.
9.000% due 04/15/31 809 991
Deutsche Bank AG
3.700% due 05/30/24 3,071 3,046
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 362 354
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 160 195
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,015 3,001
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,620
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,904 1,904
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,895
Ecopetrol SA
4.625% due 11/02/31 340 269
5.875% due 11/02/51 330 228
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 222
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 2,766 2,704
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 310 301
Enbridge, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 07/15/27 2,850 2,737
Enel Finance International NV
6.800% due 10/14/25 (Þ) 850 881
1.375% due 07/12/26 (Þ) 915 808
3.500% due 04/06/28 (Þ) 2,929 2,682
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,926
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 2,919
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 1,160 1,142
6.875% due 10/15/27 (Þ) 340 330
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,064
Fresnillo PLC
4.250% due 10/02/50 (Þ) 530 430
Garda World Security Corp. 2021 Term
Loan B
8.930% due 10/30/26 (USD 3 Month
LIBOR  + 4.250%)(Ê) 275 273
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 120 158
GFL Environmental, Inc. 2020 Term
Loan
7.825% due 05/31/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 75 75
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 1,140 1,127
1.625% due 09/01/25 (Þ) 450 413
4.000% due 03/27/27 (Þ) 565 547
3.875% due 10/27/27 (Þ) 110 105
Grifols Worldwide Operations USA,
Inc. Term Loan B
6.570% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 374 367
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 3,181 3,134
Hana Bank
4.375% due 09/30/24 (Þ) 2,656 2,602
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 9,773 9,371
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,884 1,747
Home RE, Ltd.
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 1,372 1,370
Series 2021-2 Class M1C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,518
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,151
HSBC Holdings PLC
4.250% due 08/18/25 670 654
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 770 714
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 320 315
2.206% due 08/17/29 (SOFR +
1.285%)(Ê) 3,796 3,220
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 194
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 490 401
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 270 249
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 2,917
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 3,459 3,203
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 280 269
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 3,588 3,257
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,445 1,410
7.000% due 11/21/25 (Þ) 940 971
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 610 485
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 690 499
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 1,510 1,464
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 450 431
Lloyds Banking Group PLC
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 250 241
4.344% due 01/09/48 2,984 2,457
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 590 584
Madison Park Funding LII, Ltd.
Series 2021-52A Class A
5.915% due 01/22/35 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 5,000 4,901
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.948% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,836
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,164 4,143
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 52
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 420 431
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,289
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 531
MercadoLibre, Inc.
2.375% due 01/14/26 230 208
Methanex Corp.
5.650% due 12/01/44 193 159
Mexico Government International Bond
3.500% due 02/12/34 450 378
4.350% due 01/15/47 1,130 901
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/24 2,784 2,701
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 210 204
4.315% due 04/19/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 250 235
National Bank of Canada
Series FXD
0.750% due 08/06/24 295 278
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 3,530 3,484
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 510 479
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
5.712% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 10,781 10,694
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,260 2,244
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 753
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 1,400 1,322
Nokia OYJ
6.625% due 05/15/39 215 219
Nomura Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.329% due 01/22/27 3,000 2,696
Nordea Bank Abp
1.500% due 09/30/26 (Þ) 3,130 2,766
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 490 410
NYACK Park CLO, Ltd.
Series 2021-1A Class A
5.928% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 9,000 8,883
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,731 3,725
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 11,840
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,190
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,495
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 988
OCP CLO, Ltd.
Series 2021-10A Class A2R2
5.906% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 8,147 7,860
Series 2021-13A Class A1AR
3.472% due 07/15/30 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 1,950 1,931
OCP SA
3.750% due 06/23/31 (Þ) 390 329
5.125% due 06/23/51 (Þ) 230 181
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 7,405 7,362
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 3,136 3,101
Panama Government International Bond
2.252% due 09/29/32 450 344
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 3,813
Peruvian Government International
Bond
2.783% due 01/23/31 410 347
Petrobras Global Finance BV
6.900% due 03/19/49 300 272
5.500% due 06/10/51 290 227
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 420 280

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 2,274 2,226
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,328
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 1,169 462
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 420 362
7.450% due 06/01/27 (~)(Ê)(Þ) 750 574
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 12,275 12,161
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 3,058 3,024
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 2,877
2.875% due 01/12/32 (Þ) 1,230 1,023
Republic of Serbia Government
International Bond
6.250% due 05/26/28 (Þ) 2,300 2,334
Reynolds American, Inc.
5.850% due 08/15/45 310 283
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê) 4,443 4,243
Romania Government International
Bond
7.625% due 01/17/53 (Þ) 500 539
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 300 298
Series WI
5.125% due 08/08/25 1,551 1,542
4.300% due 01/08/26 670 636
2.800% due 03/08/27 400 349
5.400% due 08/08/28 938 922
3.350% due 03/08/29 530 453
4.875% due 06/18/30 260 237
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 700 725
Santander UK PLC
5.625% due 09/15/45 (Þ) 2,653 2,335
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 2,867 2,642
Shell International Finance BV
4.375% due 05/11/45 220 207
4.000% due 05/10/46 310 276
3.250% due 04/06/50 20 16
Siemens Financieringsmaatschappij NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 05/27/25 (Þ) 2,681 2,607
Skandinaviska Enskilda Banken AB
0.650% due 09/09/24 (Þ) 2,924 2,732
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,254
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 650 475
Societe Generale SA
7.367% due 01/10/53 (Þ) 270 293
Southern Copper Corp.
3.875% due 04/23/25 2,694 2,623
5.250% due 11/08/42 240 237
Standard Chartered PLC
2.678% due 06/29/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 3,998 3,257
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 251
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 3,220 3,194
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 209
Series DM3N
3.125% due 01/15/32 340 270
Teck Resources, Ltd.
6.000% due 08/15/40 20 20
6.250% due 07/15/41 80 84
5.400% due 02/01/43 230 219
Series WI
3.900% due 07/15/30 610 565
Telecom Italia Capital SA
6.375% due 11/15/33 344 292
6.000% due 09/30/34 219 176
7.200% due 07/18/36 210 178
7.721% due 06/04/38 379 327
Telefonica Emisiones SA
5.213% due 03/08/47 450 398
Tencent Holdings, Ltd.
3.840% due 04/22/51 (Þ) 280 214
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 63
Series WI
6.000% due 04/15/24 220 219
7.125% due 01/31/25 420 426
Toronto-Dominion Bank (The)
Series MTN
0.700% due 09/10/24 3,766 3,528
TransAlta Corp.
6.500% due 03/15/40 310 297
TSMC Arizona Corp.
1.750% due 10/25/26 3,012 2,727

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 10/25/31 840 721
3.125% due 10/25/41 360 296
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 3,024 2,730
UBS Group AG
0.700% due 08/09/24 (Þ) 2,906 2,726
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 350 269
4.500% due 06/26/48 (Þ) 350 325
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 1,100 1,093
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,000 2,722
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 225
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,060
Vodafone Group PLC
6.150% due 02/27/37 190 204
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,195 1,140
4.750% due 09/17/44 (Þ) 420 306
Westpac Banking Corp.
5.405% due 08/10/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.680%)(Ê) 190 189
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 350 275
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 310 242
Woori Bank
4.750% due 04/30/24 (Þ) 2,652 2,618
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 1,380 1,327
5.500% due 01/15/26 (Þ) 200 186
5.500% due 10/01/27 (Þ) 320 286
5.625% due 08/26/28 (Þ) 200 176
5.125% due 12/15/29 (Þ) 200 167
Yamana Gold, Inc.
2.630% due 08/15/31 170 134
Series WI
4.625% due 12/15/27 900 859
Yara International ASA
3.800% due 06/06/26 (Þ) 2,810 2,660
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 3,424 3,302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
510,646
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2
8.070% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 330 329
Eyecare Partners LLC Term Loan
8.930% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 312 259
Genesee & Wyoming, Inc. New Term
Loan
6.730% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 358 357
Nexstar Broadcasting, Inc. Term Loan
B4
7.070% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 445 445
Phoenix Guarantor, Inc. Term Loan B
7.820% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 474 466
United Airlines, Inc. 2021 Term Loan B
8.568% due 04/21/28 (USD 3 Month
LIBOR  + 3.750%)(Ê) 254 253
Verscend Holding Corp. 2021 Term
Loan B
8.570% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 314 313
Zebra Buyer LLC Term Loan B
7.750% due 11/01/28 (USD 3 Month
LIBOR  + 3.000%)(Ê) 437 435
2,857
Mortgage-Backed Securities - 13.6%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,507 769
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 146 127
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 132 118
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 2,399 2,354
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,480
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,386
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,874
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 412 364
CORE Mortgage Trust
Series 2019-CORE Class D

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,324
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,665
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,188
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,475
Fannie Mae
2.600% due 2031 1,680 1,504
5.500% due 2034 203 212
4.500% due 2035 995 1,034
5.500% due 2035 131 137
6.000% due 2035 143 150
5.500% due 2036 259 272
5.500% due 2037 76 80
6.000% due 2039 106 112
5.500% due 2040 1,511 1,562
5.000% due 2041 780 802
6.000% due 2041 398 420
3.500% due 2045 2,068 1,983
4.000% due 2045 1,352 1,332
3.000% due 2046 439 408
3.500% due 2046 571 551
4.500% due 2046 1,077 1,090
3.000% due 2047 2,054 1,908
3.500% due 2047 997 958
4.000% due 2047 1,213 1,192
4.500% due 2048 2,462 2,488
5.000% due 2048 1,725 1,758
3.000% due 2049 17,075 15,769
3.500% due 2049 73 70
4.000% due 2049 2,195 2,168
5.000% due 2049 112 114
2.000% due 2050 5,861 4,954
2.500% due 2050 3,182 2,810
3.000% due 2050 14,877 13,690
2.000% due 2051 3,975 3,357
2.500% due 2051 1,844 1,630
5.000% due 2052 19,348 19,422
30 Year TBA(Ï)
5.500% 36,000 36,582
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 2 —
Series 2000-306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
8.000% due 05/25/30 5 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 6 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 324 332
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only  STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 4 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 16 3
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 18 3
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 75 14
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 14 3
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 17 3
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 8 2
Series 2005-117 Class LC
5.500% due 11/25/35 16 16
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 9
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 87 85
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,628 208
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,723 310
Freddie Mac
6.000% due 2038 518 545
4.500% due 2039 1,921 1,954
5.500% due 2039 232 243

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2040 367 386
4.000% due 2041 2,357 2,341
5.500% due 2041 515 541
4.000% due 2044 1,178 1,168
3.500% due 2045 4,793 4,615
3.000% due 2046 7,764 7,235
4.000% due 2046 591 583
4.500% due 2046 174 175
3.000% due 2047 2,198 2,043
3.000% due 2048 249 231
4.000% due 2048 828 819
4.500% due 2048 1,561 1,568
3.000% due 2049 949 878
2.500% due 2050 9,441 8,379
3.000% due 2050 12,144 11,203
2.000% due 2051 19,755 16,686
2.500% due 2051 10,404 9,277
5.000% due 2052 13,797 13,849
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 104 4
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 3 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 10 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 3 1
Series 2003-2624 Class QH
5.000% due 06/15/33 130 133
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 20 4
Series 2006-R007 Class ZA
6.000% due 05/15/36 486 507
Series 2012-4045 Class HD
4.500% due 07/15/41 36 35
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 4,231 473
Freddie Mac Strips
Series 1998-191
Interest Only STRIPS
8.000% due 01/01/28 3 —
Series 1998-194
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.500% due 04/01/28 6 1
Series 2001-212
Interest Only STRIPS
6.000% due 05/15/31 8 1
Series 2001-215
Interest Only STRIPS
8.000% due 06/15/31 10 2
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
3.768% due 04/25/24 (USD 1 Month
LIBOR + 3.600%)(Ê) 316 324
Ginnie Mae I
4.500% due 2039 2,971 3,013
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 10 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,124 1,071
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 8,287
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 5,051
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,205 5,003
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,539 3,392
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 105 97
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 160 150
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 516 461
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 15,289 14,025
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 15,866 14,318
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 11,133 9,843
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 5,202 4,731
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,565 1,336
MHC Commercial Mortgage Trust
Series 2021-MHC Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 9,810 9,635
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,281
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 833
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 140
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,076 1,058
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,438 1,388
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 3,840 3,607
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 777 734
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 221 221
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 459 422
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 8,469 7,699
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 182 159
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 1,932 1,852
354,645
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 314
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 398
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 372
3.006% due 05/15/50 640 472
State of California General Obligation
Unlimited
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.300% due 10/01/39 45 57
1,613
Non-US Bonds - 4.8%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 2,765 3,267
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 EUR 13,500 11,859
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 3,781 3,163
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê) GBP 2,171 2,603
European Union
Series NGEU
0.400% due 02/04/37 EUR 3,158 2,389
0.450% due 07/04/41 EUR 3,633 2,451
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 1,532 1,836
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 2,050 2,457
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê) GBP 1,979 2,395
Finsbury Square PLC
4.243% due 12/16/71 GBP 3,271 3,995
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 23,824,000 1,570
Jupiter Mortgage No. 1 PLC
Series 2021-1X Class A
1.261% due 07/20/60 (SONIA +
0.800%)(Ê) GBP 3,129 3,838
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 32,400 1,683
Mexico Government International Bond
2.125% due 10/25/51 EUR 7,177 4,501
4.000% due 03/15/15 EUR 3,041 2,387
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 1,951 2,283
Paragon Mortgages (No. 12) PLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,244 1,483
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 2,967 3,528
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 122,980 5,648
Series REGS
7.190% due 09/12/24 MXN 192,568 9,393
Republic of Estonia Government
International Bond
4.000% due 10/12/32 EUR 4,527 5,081
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 118,259 5,515
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,180 1,395
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,421 1,673
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,179 3,743
Romania Government International
Bond
Series REGS
2.750% due 02/26/26 EUR 6,078 6,287
2.875% due 05/26/28 EUR 547 527
2.500% due 02/08/30 EUR 309 269
3.624% due 05/26/30 EUR 200 184
1.750% due 07/13/30 EUR 2,353 1,871
2.124% due 07/16/31 EUR 847 671
3.875% due 10/29/35 EUR 659 560
3.375% due 02/08/38 EUR 543 418
2.625% due 12/02/40 EUR 4,312 2,788
2.750% due 04/14/41 EUR 3,460 2,241
2.875% due 04/13/42 EUR 4,020 2,602
4.625% due 04/03/49 EUR 862 699
3.375% due 01/28/50 EUR 663 441
Stratton Mortgage Funding PLC
4.289% due 09/25/51 (SONIA +
0.850%)(Ê) GBP 1,612 1,975
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA +
0.700%)(Ê) GBP 5,083 6,216
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,637 1,901
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.751% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,405
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,506 1,827
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 2,575 3,134
126,152
United States Government Treasuries - 16.7%
United States Treasury Notes
2.750% due 02/15/24 39,577 38,775
0.250% due 03/15/24 14,882 14,168
2.125% due 03/31/24 22,870 22,211
0.375% due 07/15/24 6,777 6,387
0.375% due 08/15/24 6,917 6,499
1.250% due 08/31/24 15,762 14,999
1.500% due 10/31/24 6,904 6,577
4.250% due 12/31/24 20 20
2.000% due 02/15/25 11,673 11,178
2.000% due 08/15/25 8,553 8,143
2.250% due 11/15/25 8,440 8,074
0.375% due 01/31/26 18,788 16,952
1.625% due 02/15/26 11,087 10,379
2.250% due 03/31/26 6,400 6,104
1.625% due 05/15/26 9,950 9,281
1.500% due 08/15/26 15,279 14,134
0.625% due 03/31/27 13,837 12,227
2.375% due 05/15/27 7,015 6,654
0.500% due 05/31/27 13,581 11,868
2.250% due 08/15/27 14,391 13,557
2.250% due 11/15/27 2,495 2,344
3.875% due 11/30/27 410 415
3.875% due 12/31/27 310 314
2.750% due 02/15/28 9,478 9,098
1.250% due 03/31/28 8,156 7,254
3.125% due 11/15/28 8,570 8,351
2.375% due 05/15/29 7,822 7,290
1.750% due 11/15/29 3,297 2,955
0.625% due 05/15/30 10,529 8,613
6.250% due 05/15/30 5,572 6,526
0.625% due 08/15/30 8,660 7,051
0.875% due 11/15/30 3,822 3,159
5.375% due 02/15/31 6,127 6,913
1.625% due 05/15/31 10,716 9,323
1.250% due 08/15/31 10,574 8,873
4.125% due 11/15/32 22,170 23,324

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 02/15/36 2,549 2,834
1.125% due 05/15/40 6,433 4,291
1.125% due 08/15/40 3,486 2,313
1.375% due 11/15/40 6,758 4,676
1.875% due 02/15/41 16,147 12,137
3.250% due 05/15/42 4,595 4,263
2.750% due 11/15/42 4,974 4,252
4.000% due 11/15/42 2,470 2,553
2.875% due 05/15/43 5,167 4,499
2.875% due 08/15/45 4,381 3,772
3.000% due 05/15/47 4,006 3,523
2.750% due 11/15/47 4,393 3,691
3.000% due 02/15/48 4,566 4,021
3.000% due 02/15/49 4,989 4,410
2.875% due 05/15/49 4,874 4,207
2.000% due 02/15/50 1,826 1,304
1.250% due 05/15/50 6,087 3,577
1.375% due 08/15/50 5,865 3,556
1.625% due 11/15/50 5,752 3,720
2.375% due 05/15/51 3,355 2,598
2.000% due 08/15/51 3,150 2,233
3.000% due 08/15/52 2,390 2,115
4.000% due 11/15/52 230 246
434,781
Total Long-Term Investments
(cost $2,259,807) 2,087,656
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 22,475 576
Lincoln National Corp.
9.000% due 12/01/27(¢) 2,375 68
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 146
790
Total Preferred Stocks
(cost $764) 790
Short-Term Investments - 17.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 09/15/23 1,840 1,830
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 590 580
Assedic
2.250% due 04/05/23 EUR 4,400 4,780
BPCE SA
5.700% due 10/22/23 (Þ) 1,100 1,099
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š) 400 —
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 198
Continental Resources, Inc.
4.500% due 04/15/23 440 439
Credit Suisse Group AG
1.000% due 05/05/23 580 573
Series FXD
0.520% due 08/09/23 3,080 2,980
Series WI
3.800% due 06/09/23 1,410 1,394
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 228
Delta Air Lines, Inc.
3.800% due 04/19/23 280 279
DISH DBS Corp.
5.000% due 03/15/23 1,280 1,277
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 300 297
European Stability Mechanism Treasury
Bill
10.494% due 03/23/23 EUR 15,550 16,854
Ford Motor Credit Co. LLC
3.810% due 01/09/24 310 304
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 3,486,850 26,800
Japan 5 Year Government International
Bond
Series 137
0.100% due 09/20/23 JPY 4,285,500 32,959
Japan 20 Year Government International
Bond
Series 61
1.000% due 03/20/23 JPY 1,090,550 8,390
Nederlandse Waterschapsbank NV
10.024% due 04/14/23 EUR 3,029 3,277
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 3,030 2,982
Oesterreichische Kontrollbank AG
Series EMTN
10.350% due 04/06/23 EUR 2,707 2,931
Pacific Gas and Electric Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 08/01/23 290 289
Seagate HDD Cayman
4.750% due 06/01/23 910 906
Service Properties Trust
4.500% due 06/15/23 610 605
U.S. Cash Management Fund(@) 226,722,970(∞) 226,678
United States Treasury Notes
1.750% due 05/15/23 82,800 82,092
0.125% due 07/15/23 30,000 29,378
Yum! Brands, Inc.
3.875% due 11/01/23 379 375
Total Short-Term Investments
(cost $450,527) 450,774
Total Investments - 97.5%
(identified cost $2,711,337) 2,539,220
Other Assets and Liabilities,
Net - 2.5%
65,910
Net Assets - 100.0%
2,605,130

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.8%
ABN AMRO Bank NV 06/21/21 2,706,000 107.57 2,911
2,653
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 98.24 3,206
2,629
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.07 4,103
3,531
African Export-Import Bank (The) 05/10/21 4,240,000 100.00 4,240
3,842
Air Canada Class A Pass-Through Trust 08/31/22 589,998 98.28 580
580
Air Liquide Finance SA 12/06/22 2,924,000 93.05 2,721
2,734
Aircastle, Ltd. 07/07/22 3,819,000 83.99 3,208
3,329
Alcoa Nederland Holding BV 01/24/23 440,000 98.38 433
435
Alimentation Couche-Tard, Inc. 09/19/17 3,750,000 103.13 3,867
3,536
America Movil SAB de CV 08/04/22 3,373,000 95.31 3,215
3,145
American Airlines Group, Inc. 04/12/21 500,000 101.26 506
490
American Airlines Group, Inc. 05/31/22 1,160,000 109.49 1,270
1,291
American Transmission Systems, Inc. 11/29/21 350,000 99.75 349
298
Americo Life, Inc. 04/12/21 430,000 99.77 429
339
AmFam Holdings, Inc. 04/09/21 370,000 103.38 383
256
AmFam Holdings, Inc. 04/12/21 450,000 100.13 451
357
Amur Equipment Finance Receivables XI LLC 09/14/22 5,159,000 99.99 5,158
5,130
Anglo American Capital PLC 04/12/21 730,000 110.21 805
713
Antero Midstream Partners LP / Antero Midstream Finance Corp. 01/26/23 290,000 103.00 299
298
AP Moller - Maersk A/S 08/04/22 3,278,000 100.23 3,286
3,228
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
3,970
Arbor Realty CLO, Ltd. 01/26/22 11,240,000 100.00 11,240
11,029
Arbor Realty CLO, Ltd. 04/29/22 4,411,000 98.84 4,360
4,376
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 19,772,000 100.00 19,772
19,371
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,893
Ashtead Capital, Inc. 07/06/22 3,652,000 89.42 3,266
3,215
Aviation Capital Group LLC 04/13/21 480,000 106.57 512
475
Avolon Holdings Funding, Ltd. 04/12/21 260,000 100.51 261
244
Avolon Holdings Funding, Ltd. 04/12/21 130,000 102.29 133
126
Banco de Credito del Peru 05/05/22 2,751,000 97.11 2,671
2,629
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,195,000 103.42 3,304
3,152
Banco Internacional del Peru SAA Interbank 11/23/21 2,869,000 101.92 2,924
2,676
Banco Mercantil del Norte SA 04/09/21 440,000 105.11 462
452
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/02/22 3,149,000 102.24 3,220
3,156
Bayer US Finance LLC 09/05/18 3,288,000 100.10 3,291
3,200
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
11,012
Bellemeade Re, Ltd. 04/23/21 1,403,960 100.87 1,416
1,411
Bellemeade Re, Ltd. 06/11/21 6,849,680 100.00 6,850
6,801
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,384
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,156
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,178
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.27 2,967
2,732
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,280
Bellemeade Re, Ltd. 05/18/22 3,630,000 98.24 3,566
3,613
Bermuda Government International Bond 04/12/21 820,000 98.68 809
701
Berry Petroleum Corp. 04/13/21 540,000 98.83 534
517
Bharti Airtel International Netherlands BV 02/03/22 2,552,000 103.88 2,651
2,549
Bharti Airtel, Ltd. 09/10/21 2,670,000 105.46 2,816
2,611
Blackstone Holdings Finance Co. LLC 10/31/22 1,120,000 99.83 1,118
1,181
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 150,000 101.99 153
152
BNP Paribas SA 08/08/18 380,000 99.64 379
369
BNP Paribas SA 01/03/19 540,000 99.99 540
537
BNP Paribas SA 01/08/19 320,000 98.17 314
310
BNP Paribas SA 06/02/20 600,000 100.03 600
559
BNP Paribas SA 06/23/21 830,000 100.00 830
738
BNP Paribas SA 09/08/21 330,000 100.00 330
280
BNP Paribas SA 08/08/22 1,580,000 100.00 1,580
1,635
BNP Paribas SA 11/09/22 320,000 100.00 320
347
BNP Paribas SA 01/09/23 1,010,000 100.00 1,010
1,018
BOC Aviation USA Corp. 05/06/21 580,000 100.08 580
554
Bombardier, Inc. 02/02/22 431,000 117.19 505
436
BPCE SA 10/11/22 1,100,000 98.71 1,086
1,099
Broadcom, Inc. 04/12/21 800,000 99.89 799
612
BX Trust 12/02/21 9,861,000 99.87 9,848
9,480
BX Trust 12/17/21 2,398,700 99.99 2,398
2,354
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,386
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.86 13,415
10,874

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cameron LNG LLC 04/09/21 130,000 107.42 140
111
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 125.55 3,250
2,443
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.54 51
43
Chesapeake Energy Corp. 05/12/22 1,140,000 98.01 1,117
1,105
CIFC Funding, Ltd. 11/28/22 3,098,614 98.98 3,067
3,079
Citigroup Mortgage Loan Trust, Inc. 08/03/15 411,635 91.63 377
364
Comision Federal de Electricidad 04/12/21 360,000 97.26 350
295
Comision Federal de Electricidad 04/13/21 200,000 103.48 207
198
Continental Resources, Inc. 11/09/21 710,000 94.04 668
631
Continental Resources, Inc. 11/09/21 470,000 99.93 470
369
Cooperatieve Rabobank UA 03/30/22 790,000 96.81 765
708
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,324
CPPIB Capital, Inc. 09/14/22 3,700,000 99.93 3,697
3,670
Credit Agricole SA 04/12/21 1,780,000 102.63 1,827
1,835
Credit Agricole SA 04/26/21 2,707,000 103.66 2,806
2,628
Credit Agricole SA 06/17/21 3,624,000 98.95 3,586
3,240
Credit Agricole SA 01/05/23 970,000 100.00 970
990
Credit Suisse Group AG 04/14/21 470,000 107.41 505
435
Credit Suisse Group AG 04/14/21 1,510,000 108.48 1,638
1,223
Credit Suisse Group AG 05/10/21 1,070,000 100.00 1,070
809
Credit Suisse Group AG 06/16/22 3,660,000 98.98 3,623
3,550
Credit Suisse Group AG 08/08/22 1,070,000 100.00 1,070
1,027
Credit Suisse Group AG 11/09/22 510,000 100.00 510
573
Credit Suisse Group AG 11/29/22 860,000 86.00 740
815
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,665
Credit Suisse Mortgage Trust 07/10/20 2,250,000 96.64 2,174
2,188
CSL UK Holdings, Ltd. 04/20/22 320,000 99.67 319
312
CSL UK Holdings, Ltd. 04/20/22 190,000 99.81 190
184
CSL UK Holdings, Ltd. 04/20/22 240,000 99.91 240
233
DAE Funding LLC 06/15/21 500,000 99.72 499
472
Daimler Trucks Finance NA LLC 06/03/22 3,258,000 99.38 3,238
3,155
Danske Bank A/S 09/17/19 230,000 100.52 231
228
Danske Bank A/S 06/21/21 3,971,000 99.95 3,969
3,569
Danske Bank A/S 09/07/21 490,000 100.00 490
431
Danske Bank A/S 09/07/21 730,000 100.00 730
672
Danske Bank A/S 03/28/22 2,010,000 100.00 2,010
1,937
Danske Bank A/S 03/28/22 600,000 100.00 600
585
Danske Bank A/S 01/04/23 2,130,000 100.00 2,130
2,163
DBGS Mortgage Trust 04/03/19 4,612,000 101.16 4,665
3,475
DCP Midstream Operating, LP 12/11/19 200,000 107.64 215
210
Delta Air Lines, Inc. 05/11/20 2,710,000 100.67 2,728
2,789
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 513,330 100.05 514
507
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 840,000 100.64 845
818
DISH DBS Corp. 11/10/21 500,000 100.00 500
409
Dresdner Funding Trust I 03/02/22 477,000 122.19 583
515
Dryden XXVIII Senior Loan Fund 08/03/17 3,014,859 100.00 3,015
3,001
Eagle Re, Ltd. 12/17/20 2,609,000 100.20 2,614
2,620
Eagle Re, Ltd. 04/09/21 1,903,673 100.00 1,904
1,904
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,895
EDP Finance BV 04/12/21 260,000 97.93 255
222
El Puerto de Liverpool SAB de CV 01/06/23 2,766,000 97.97 2,710
2,704
Electricite de France SA 03/02/21 310,000 104.67 324
301
Endeavor Energy Resources LP / EER Finance, Inc. 01/24/23 120,000 98.50 118
118
Enel Finance International NV 01/05/18 2,929,000 100.44 2,942
2,682
Enel Finance International NV 09/13/21 915,000 100.09 916
808
Enel Finance International NV 10/06/22 850,000 99.49 846
881
EnLink Midstream LLC 04/13/21 640,000 99.68 638
626
EQM Midstream Partners, LP 05/31/22 130,000 100.00 130
130
EQT Corp. 05/10/21 110,000 100.00 110
96
EQT Corp. 05/10/21 250,000 97.58 244
234
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 150,000 108.48 163
149
First Quantum Minerals, Ltd. 04/12/21 1,160,000 98.17 1,139
1,142
First Quantum Minerals, Ltd. 04/13/21 340,000 106.99 364
330
FirstEnergy Transmission LLC 11/01/21 351,000 105.15 369
344
Florida Gas Transmission Co. LLC 09/15/21 1,180,000 99.93 1,179
955
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 81.95 3,308
3,064
Fresnillo PLC 04/09/21 530,000 98.45 522
430
Genting New York LLC 04/13/21 1,360,000 98.19 1,335
1,217

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Glencore Funding LLC 03/21/17 565,000 99.11 560
547
Glencore Funding LLC 01/16/19 110,000 95.58 105
105
Glencore Funding LLC 03/05/19 1,140,000 99.98 1,140
1,127
Glencore Funding LLC 04/13/21 450,000 100.28 451
413
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,085
GoodLeap Sustainable Home Improvements 10/21/21 3,781,908 99.99 3,781
3,082
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,293,924 99.98 3,293
2,735
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.10 3,136
3,099
Grupo Bimbo SAB de CV 11/03/21 3,181,000 103.51 3,293
3,134
GSAA Home Equity Trust 10/21/15 391,736 89.44 350
420
Hana Bank 01/04/22 2,656,000 104.48 2,775
2,602
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 2,530,000 97.00 2,454
2,416
HGI CRE CLO, Ltd. 09/17/21 9,773,000 100.00 9,773
9,371
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,883,968 102.96 1,940
1,747
Hilton USA Trust 11/22/16 9,138,000 95.90 8,764
8,287
HMH Trust 06/09/17 7,770,000 99.98 7,768
5,051
Home RE, Ltd. 01/28/21 1,372,184 100.00 1,372
1,370
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,151
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,518
Hospitality Mortgage Trust 05/16/19 5,205,111 100.00 5,205
5,003
Hospitality Mortgage Trust 12/10/19 3,538,985 100.10 3,543
3,392
ICICI Bank, Ltd. 11/03/20 3,094,000 103.43 3,200
2,917
ILFC E-Capital Trust I 01/30/23 750,000 64.97 487
482
ILFC E-Capital Trust II 01/30/23 750,000 67.97 510
498
Infraestuctura Energetica Nova SAB de CV 07/06/22 3,459,000 92.28 3,192
3,203
Intercorp Financial Services, Inc. 07/06/22 3,588,000 90.66 3,253
3,257
Intesa Sanpaolo SpA 05/24/21 690,000 100.00 690
499
Intesa Sanpaolo SpA 05/24/21 610,000 100.48 613
485
Intesa Sanpaolo SpA 03/30/22 1,445,000 97.45 1,390
1,410
Intesa Sanpaolo SpA 11/14/22 940,000 100.24 942
971
Irwin Home Equity Loan Trust 06/30/15 294,890 101.58 300
287
Jordan Government International Bond 06/14/22 1,510,000 95.53 1,442
1,464
JPMorgan Mortgage Trust 06/05/20 104,950 102.91 108
97
JPMorgan Mortgage Trust 06/05/20 159,639 103.50 165
150
JPMorgan Mortgage Trust 03/30/21 515,713 102.06 526
461
JPMorgan Mortgage Trust 04/26/21 15,288,958 101.85 15,572
14,025
JPMorgan Mortgage Trust 05/24/21 15,866,278 101.79 16,150
14,318
JPMorgan Mortgage Trust 01/26/22 11,133,378 99.11 11,035
9,843
JPMorgan Mortgage Trust 04/27/22 5,201,686 95.63 4,974
4,731
JPMorgan Wealth Management 07/30/20 1,565,280 103.54 1,621
1,336
KKR Group Finance Co. II LLC 06/14/16 50,000 104.11 52
48
Lamar Funding, Ltd. 07/26/22 450,000 96.18 433
431
Liberty Mutual Group, Inc. 05/03/22 218,000 127.99 279
243
Lithia Motors, Inc. 06/04/21 120,000 102.65 123
102
Lithia Motors, Inc. 06/07/21 180,000 104.32 188
167
Madison Park Funding LII, Ltd. 11/18/21 5,000,000 100.00 5,000
4,901
Madison Park Funding XLVIII, Ltd. 01/15/21 3,863,000 100.00 3,863
3,836
Madison Park Funding XXVI, Ltd. 09/05/17 4,163,653 100.00 4,164
4,143
Magallanes, Inc. 03/09/22 1,580,000 100.00 1,580
1,349
Magallanes, Inc. 03/09/22 640,000 96.48 617
570
Magallanes, Inc. 03/09/22 690,000 99.99 690
573
Marks & Spencer PLC 09/25/19 58,000 113.08 66
52
Mars, Inc. 04/09/21 580,000 93.83 544
424
Massachusetts Mutual Life Insurance Co. 04/09/21 410,000 100.71 413
314
MEG Energy Corp. 04/12/21 420,000 104.06 437
431
Meituan 01/05/21 3,618,000 101.17 3,660
3,289
Melco Resorts Finance, Ltd. 04/12/21 620,000 104.71 649
531
MHC Commercial Mortgage Trust 04/06/21 9,810,000 99.44 9,755
9,635
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 747,000 102.20 763
755
Mondelez International Holdings Netherlands BV 01/04/21 1,212,000 102.59 1,243
1,162
Mondelez International Holdings Netherlands BV 11/05/21 1,244,000 99.60 1,239
1,162
Mondelez International, Inc. 11/05/21 358,000 98.94 354
316
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.39 139
140
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.43 832
833
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.78 5,204
4,281
Nestle Holdings, Inc. 05/05/22 2,797,000 96.05 2,687
2,624
Neuberger Berman CLO XV, Ltd. 11/14/22 10,780,838 98.39 10,607
10,694

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,259,917 100.13 2,263
2,244
New York Life Global Funding 01/24/23 330,000 99.82 329
331
New York Life Insurance Co. 04/09/21 320,000 107.67 345
267
NextEra Energy Operating Partners, LP 06/15/22 190,000 97.87 186
186
NGPL PipeCo LLC 09/26/19 2,298,000 126.42 2,905
2,579
Nippon Life Insurance Co. 04/09/21 890,000 96.27 857
753
Nissan Motor Acceptance Corp. 09/10/20 3,030,000 99.75 3,023
2,982
Nissan Motor Acceptance Corp. 11/03/22 300,000 93.29 280
284
Nissan Motor Co., Ltd. 09/10/20 1,400,000 96.60 1,352
1,322
Nomura Resecuritization Trust 10/23/15 1,076,113 94.48 1,017
1,058
Nordea Bank Abp 12/06/22 3,130,000 87.46 2,737
2,766
Northwestern Mutual Life Insurance Co. (The) 04/09/21 630,000 101.62 640
480
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.96 291
211
NRG Energy, Inc. 04/12/21 980,000 99.93 979
841
NTT Finance Corp. 04/12/21 490,000 99.74 489
410
Nuveen LLC 03/11/19 270,000 102.86 278
260
NYACK Park CLO, Ltd. 09/02/21 9,000,000 100.00 9,000
8,883
Oaktown Re III, Ltd. 01/26/21 3,731,065 100.39 3,746
3,725
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.05 11,957
11,840
Oaktown Re VII, Ltd. 10/15/21 3,225,000 100.00 3,225
3,190
Oaktown Re, Ltd. 09/28/21 1,024,000 101.76 1,042
988
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,495
OCP CLO, Ltd. 10/28/21 8,147,000 100.00 8,147
7,860
OCP CLO, Ltd. 09/09/22 1,950,000 98.90 1,929
1,931
OCP SA 06/10/21 390,000 99.45 388
329
OCP SA 06/11/21 230,000 100.42 231
181
Octagon Investment Partners, Ltd. 11/29/22 7,405,000 98.72 7,310
7,362
Ohio Edison Co. 09/22/22 280,000 99.80 279
290
Oversea-Chinese Banking Corp., Ltd. 11/03/21 3,136,000 103.98 3,261
3,101
Panasonic Corp. 09/13/21 3,963,000 102.63 4,067
3,813
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 94.39 47
46
Petroleos del Peru SA 04/09/21 420,000 101.90 428
280
Pilgrim's Pride Corp. 01/25/23 260,000 99.37 258
258
Preston Ridge Partners Mortgage LLC 12/01/20 1,437,779 100.00 1,438
1,388
Preston Ridge Partners Mortgage LLC 04/28/21 3,839,825 100.00 3,840
3,607
Preston Ridge Partners Mortgage Trust 11/03/21 777,474 100.00 777
734
Prodigy Finance Designated Activity Co. 07/12/21 2,273,753 100.06 2,275
2,226
Prosus NV 08/04/22 3,847,000 85.51 3,290
3,328
Provincia de Buenos Aires 08/27/21 1,169,446 42.02 491
462
Provincia de Cordoba 04/12/21 750,000 68.24 512
574
Provincia de Cordoba 04/12/21 420,000 69.50 292
362
Radnor RE, Ltd. 01/21/20 220,856 100.00 221
221
Radnor RE, Ltd. 06/18/21 12,275,000 100.05 12,281
12,161
Radnor RE, Ltd. 11/05/21 3,057,730 100.00 3,058
3,024
Regal Rexnord Corp. 01/09/23 1,960,000 101.25 1,984
1,992
Reliance Industries, Ltd. 10/01/19 2,934,000 102.59 3,010
2,877
Reliance Industries, Ltd. 01/05/22 1,230,000 99.78 1,227
1,023
Republic of Serbia Government International Bond 01/19/23 2,300,000 99.63 2,291
2,334
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.54 585
491
Roche Holdings, Inc. 06/02/22 3,329,000 97.92 3,260
3,179
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 340,000 100.00 340
303
Rockies Express Pipeline LLC 05/06/20 300,000 92.76 278
267
Rockies Express Pipeline LLC 03/23/21 289,000 103.11 298
261
Rockies Express Pipeline LLC 03/23/21 309,000 96.71 299
292
Rockies Express Pipeline LLC 07/07/22 117,000 84.23 99
99
Romania Government International Bond 01/05/23 500,000 99.46 497
539
Sands China, Ltd. 11/23/21 300,000 100.00 300
298
Santander UK PLC 10/02/18 2,653,000 109.12 2,895
2,335
Saudi Arabian Oil Co. 10/08/21 2,867,000 99.93 2,865
2,642
Sealed Air Corp. 04/22/20 300,000 109.95 330
312
Sequoia Mortgage Trust 10/21/16 459,178 102.68 472
422
Sequoia Mortgage Trust 05/06/21 8,469,098 102.64 8,693
7,699
Siemens Financieringsmaatschappij NV 02/04/22 2,681,000 102.70 2,753
2,607
Skandinaviska Enskilda Banken AB 01/06/23 2,924,000 93.54 2,735
2,732
Sky, Ltd. 01/04/21 3,311,000 105.14 3,481
3,254
Sociedad Quimica y Minera de Chile SA 09/13/21 650,000 99.20 645
475
Societe Generale SA 01/03/23 270,000 100.00 270
293
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 850,000 101.26 861
871

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Standard Chartered PLC 04/02/20 250,000 104.51 261
251
Standard Chartered PLC 12/07/21 3,998,000 98.82 3,951
3,257
SURA Asset Management SA 07/08/21 3,220,000 103.58 3,335
3,194
Suzano Austria GmbH 04/09/21 200,000 129.03 258
209
Taurus CMBS 07/28/21 GBP 1,636,679 139.09 2,276
1,901
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,405
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.47 195
193
Tencent Holdings, Ltd. 04/15/21 280,000 99.97 280
214
Tennessee Gas Pipeline Co. LLC 02/19/20 920,000 95.27 876
802
Towd Point Mortgage Trust 08/17/20 3,154,583 101.74 3,210
2,957
TSMC Global, Ltd. 11/21/22 3,024,000 88.67 2,681
2,730
UBS Group AG 01/28/19 1,100,000 100.00 1,100
1,093
UBS Group AG 04/09/21 350,000 124.07 434
325
UBS Group AG 01/04/22 350,000 100.00 350
269
UBS Group AG 01/06/23 2,906,000 93.74 2,724
2,726
UniCredit SpA 04/22/20 231,000 104.88 242
225
UniCredit SpA 03/03/22 3,000,000 96.34 2,890
2,722
United Airlines, Inc. 04/14/21 70,000 100.00 70
64
United Airlines, Inc. 03/30/22 710,000 98.82 702
674
VICI Properties, Inc. 07/06/22 3,234,000 97.32 3,147
3,217
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 2,575,353 138.64 3,570
3,134
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103.40 434
306
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,195,000 98.14 1,173
1,140
Wells Fargo Commercial Mortgage Trust 11/15/22 1,931,671 93.56 1,807
1,852
Woori Bank 01/04/22 2,652,000 103.88 2,755
2,618
Wynn Macau, Ltd. 08/25/20 200,000 98.92 198
167
Wynn Macau, Ltd. 12/15/20 200,000 102.29 205
176
Wynn Macau, Ltd. 09/16/21 320,000 95.57 306
286
Wynn Macau, Ltd. 03/23/22 200,000 92.59 185
186
Wynn Macau, Ltd. 01/04/23 1,380,000 96.81 1,336
1,327
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 590,000 104.44 616
592
Yara International ASA 04/11/22 2,810,000 98.96 2,781
2,660
ZF NA Capital, Inc. 05/05/20 3,424,000 96.24 3,276 3,302
646,978
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 304 CAD 38,383 03/23
301
Euro-Bobl Futures 10 EUR 1,173 03/23
1
United States 2 Year Treasury Note Futures 1,950 USD 401,014 03/23
1,611
United States 5 Year Treasury Note Futures 4,506 USD 492,246 03/23
2,679
United States 10 Year Treasury Note Futures 1,882 USD 215,518 03/23
3,254
United States 10 Year Ultra Treasury Note Futures 1,939 USD 235,013 03/23
4,745
United States Treasury Long Bond Futures 545 USD 70,782 03/23
1,969
United States Treasury Ultra Bond Futures 1,309 USD 185,551 03/23 9,531
Short Positions
Euro-BTP Futures 103 EUR 11,754 03/23
250
Euro-Bund Futures 306 EUR 41,867 03/23
1,533
Euro-Buxl Futures 48 EUR 6,912 03/23
847
Euro-OAT Futures 98 EUR 12,889 03/23
7
Euro-Schatz Futures 82 EUR 8,671 03/23
89
Japanese 10-Year Mini Government Bond Futures 135 JPY 7,255,100 03/23
348
Long Gilt Futures 128 GBP 13,377 03/23
—
United States 2 Year Treasury Note Futures 627 USD 128,941 03/23
(459)
United States 5 Year Treasury Note Futures 386 USD 42,168 03/23
(343)
United States 10 Year Treasury Note Futures 1,012 USD 115,890 03/23
(543)
United States 10 Year Ultra Treasury Note Futures 3 USD 364 03/23
(3)
United States Treasury Long Bond Futures 42 USD 5,455 03/23
(117)
United States Treasury Ultra Bond Futures 72 USD 10,206 03/23 (385)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 25,315
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,563 GBP 2,949 02/10/23 73
Bank of New York GBP 1,483 USD 1,837 02/10/23 8
BNP Paribas USD 3,724 EUR 3,440 04/18/23 34
Citigroup USD 618 BRL 3,150 02/02/23 3
Citigroup USD 883 BRL 4,502 02/02/23 4
Citigroup USD 996 BRL 5,334 02/02/23 55
Citigroup USD 1,074 BRL 5,761 02/02/23 61
Citigroup USD 1,194 BRL 6,089 02/02/23 5
Citigroup USD 1,921 BRL 10,309 02/02/23 110
Citigroup USD 2,729 BRL 14,334 02/02/23 94
Citigroup USD 4,314 BRL 21,998 02/02/23 20
Citigroup USD 4,245 BRL 21,998 05/03/23 19
Citigroup USD 1,142 EUR 1,061 04/19/23 18
Citigroup USD 2,725 EUR 2,500 04/19/23 6
Citigroup USD 4,299 EUR 3,970 04/19/23 38
Citigroup USD 1,058 GBP 858 04/19/23 2
Citigroup USD 378 JPY 48,606 04/19/23 —
Citigroup USD 2,386 MXN 45,661 04/19/23 5
Citigroup USD 5,704 MXN 108,970 04/19/23 3
Citigroup USD 6,672 MXN 128,434 04/19/23 55
Citigroup USD 6,690 MXN 126,798 04/19/23 (49)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 603 NZD 929 04/19/23 (2)
Citigroup USD 52 PLN 226 04/19/23 —
Citigroup USD 8,480 THB 280,513 04/19/23 83
Citigroup USD 682 ZAR 11,719 04/19/23 (13)
Citigroup USD 4,934 ZAR 86,000 04/19/23 (23)
Citigroup BRL 3,150 USD 605 02/02/23 (15)
Citigroup BRL 4,502 USD 875 02/02/23 (11)
Citigroup BRL 5,334 USD 1,046 02/02/23 (5)
Citigroup BRL 5,761 USD 1,130 02/02/23 (5)
Citigroup BRL 6,089 USD 1,185 02/02/23 (15)
Citigroup BRL 10,309 USD 2,022 02/02/23 (9)
Citigroup BRL 14,334 USD 2,811 02/02/23 (13)
Citigroup BRL 21,998 USD 4,313 02/02/23 (20)
Citigroup BRL 8,258 USD 1,594 05/03/23 (6)
Citigroup CHF 956 EUR 960 04/19/23 (9)
Citigroup CHF 2,014 EUR 2,016 04/19/23 (31)
Citigroup COP 1,229,895 USD 266 04/19/23 7
Citigroup COP 1,387,286 USD 299 04/19/23 6
Citigroup COP 2,759,772 USD 598 04/19/23 16
Citigroup COP 4,137,999 USD 897 04/19/23 24
Citigroup COP 5,555,406 USD 1,189 04/19/23 17
Citigroup EUR 3,167 HUF 1,304,460 04/19/23 162
Citigroup EUR 5,115 NOK 55,176 04/19/23 (79)
Citigroup EUR 485 SEK 5,412 04/19/23 (21)
Citigroup EUR 2,380 SEK 26,524 04/19/23 (105)
Citigroup EUR 1,106 USD 1,208 04/19/23 (1)
Citigroup EUR 89,237 USD 96,676 04/19/23 (799)
Citigroup GBP 2,644 EUR 2,978 04/19/23 (24)
Citigroup GBP 858 USD 1,058 04/19/23 (1)
Citigroup GBP 991 USD 1,210 04/19/23 (14)
Citigroup GBP 4,986 USD 6,081 04/19/23 (77)
Citigroup JPY 8,939,599 USD 69,098 04/19/23 (311)
Citigroup MXN 18,817 USD 976 04/19/23 (10)
Citigroup MXN 332,864 USD 17,353 04/19/23 (80)
Citigroup MXN 338,412 USD 17,628 04/19/23 (97)
Citigroup PHP 461,505 USD 8,389 04/19/23 (30)
Citigroup PLN 19,194 EUR 4,035 04/19/23 4
Citigroup THB 14,179 USD 428 04/19/23 (5)
Citigroup THB 58,306 USD 1,780 04/19/23 —
Citigroup THB 61,066 USD 1,841 04/19/23 (23)
Citigroup THB 61,120 USD 1,841 04/19/23 (25)
Citigroup THB 86,697 USD 2,650 04/19/23 4
Citigroup ZAR 11,514 USD 681 04/19/23 23
Citigroup ZAR 17,956 USD 1,044 04/19/23 19
Citigroup ZAR 183,348 USD 10,769 04/19/23 299
Goldman Sachs USD 1,100 MXN 21,771 04/18/23 41
JPMorgan Chase USD 581 BRL 3,114 04/18/23 24
JPMorgan Chase USD 1,643 JPY 207,279 04/18/23 (34)
JPMorgan Chase GBP 445 USD 549 02/22/23 —
JPMorgan Chase GBP 527 USD 634 02/22/23 (16)
JPMorgan Chase IDR 8,678,743 USD 555 04/18/23 (23)
Morgan Stanley USD 10,940 GBP 8,968 02/22/23 121
Morgan Stanley USD 1 GBP 1 04/18/23 —
Morgan Stanley GBP 51,847 USD 62,437 02/22/23 (1,511)
State Street USD 617 AUD 872 02/10/23 (2)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 131 CAD 174 02/10/23 —
State Street USD 10,593 CAD 14,353 02/10/23 195
State Street USD 28,266 EUR 26,626 02/10/23 696
State Street USD 2,896 GBP 2,334 02/22/23 (17)
State Street USD 5,445 JPY 708,867 02/10/23 7
State Street USD 10,650 NZD 16,916 02/10/23 285
State Street USD 10,563 SEK 111,123 02/10/23 69
State Street USD 10,927 SEK 113,244 02/10/23 (92)
State Street AUD 31,545 USD 21,604 02/10/23 (670)
State Street EUR 1,596 USD 1,736 02/10/23 —
State Street JPY 236,319 USD 1,802 02/10/23 (16)
State Street NZD 104 USD 68 02/10/23 —
UBS CHF 430 USD 466 02/10/23 (4)
UBS CHF 29,627 USD 31,989 02/10/23 (399)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,997)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 5,795 13.470%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 19 19
Citigroup BRL 7,700 11.330%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (54) (54)
Citigroup BRL 9,031 12.930%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 7 7
Citigroup BRL 11,532 13.505%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 40 40
Citigroup BRL 12,319 13.285%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 31 31
Citigroup BRL 12,383 12.730%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (1) (1)
Citigroup BRL 15,386 11.395%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (102) (102)
Citigroup BRL 19,003 12.880%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 14 14
Citigroup BRL 24,290 13.405%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 74 74
Citigroup BRL 30,997 12.980%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 36 36
Citigroup PLN 4,300 6 Month WIBOR
(3)
5.495%
(4)
01/19/28
— (3) (3)
Citigroup PLN 9,892 6 Month WIBOR
(3)
5.643%
(4)
01/19/28
— (20) (20)
Citigroup PLN 10,808 6 Month WIBOR
(3)
5.578%
(4)
01/19/28
— (15) (15)
Citigroup PLN 20,200 6 Month WIBOR
(3)
6.038%
(4)
01/19/28
— (116) (116)
Citigroup EUR 9,120 6 Month EURIBOR
(3)
2.808%
(4)
04/19/28
— 61 61
Citigroup PLN 16,600 6 Month WIBOR
(3)
4.950%
(4)
04/19/28
— 59 59
Citigroup KRW 5,000,000 2.981%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
04/19/28
— (22) (22)
Citigroup CAD 9,600
3 Month Canadian
Dealer Offered Rate
(3)
3.135%
(3)
04/19/33
— 107 107
Citigroup AUD 10,600 3.923%
(3)
6 Month BBSW
(3)
04/19/33 — (121) (121)
Total Open Interest Rate Swap Contracts (å) — (6) (6)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Citigroup USD 30,590 (1.000%)
(2)
12/20/27
1,959 (395) 1,564
CDX NA High Yield Index Bank of America USD 1,520 (5.000%)
(2)
12/20/27
(9) (33) (42)
CDX NA High Yield Index Bank of America USD 3,135 (5.000%)
(2)
06/20/27
(7) (118) (125)
CDX NA Investment Grade Index Bank of America USD 4,595 (1.000%)
(2)
12/20/27
(24) (34) (58)
CDX NA Investment Grade Index Bank of America USD 6,577 (1.000%)
(2)
06/20/27 (49) (47) (96)
Total Open Credit Indices - Purchase Protection Contracts 1,870 (627) 1,243
Total Open Credit Default Swap Contracts (å) 1,870 (627) 1,243
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 65,264 $ —
$ —
$ 65,264
Corporate Bonds and Notes — 591,698 —
—
591,698
International Debt — 510, 646 —
—
510, 646
Loan Agreements — 2,857 —
—
2,857
Mortgage-Backed Securities — 354,645 —
—
354,645
Municipal Bonds — 1,613 —
—
1,613
Non-US Bonds — 126,152 —
—
126,152
United States Government Treasuries — 434,781 —
—
434,781
Common Stocks — — —
—
—
Preferred Stocks 790 — — — 790
Short-Term Investments — 22 4 , 096 — 226,678 450,774
Total Investments
790 2,311,752 — 226,678 2,539,220
Other Financial Instruments
Assets
Futures Contracts 27, 165 — — — 27,165
Foreign Currency Exchange Contracts — 2,71 5 — — 2,71 5
Interest Rate Swap Contracts — 448 — — 448
Credit Default Swap Contracts — 1,564 — — 1,564
Liabilities
Futures Contracts (1 ,850 ) — — — (1,850)
Foreign Currency Exchange Contracts — (4,712) — — (4,712)
Interest Rate Swap Contracts — (454) — — (454)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Credit Default Swap Contracts — (321) — — (321)
Total Other Financial Instruments
*
$ 25,315 $ (760) $ — $ — $ 24,55 5
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
11,859
Argentina ............................................................................................
1,924
Australia .............................................................................................
3,627
Austria ................................................................................................
2,931
Belgium ..............................................................................................
5,710
Bermuda .............................................................................................
87,884
Brazil ..................................................................................................
10,051
Canada ................................................................................................
43,872
Cayman Islands ..................................................................................
94,573
Chile ...................................................................................................
3,220
China ..................................................................................................
7,538
Colombia ............................................................................................
7,368
Denmark .............................................................................................
12,813
Estonia ................................................................................................
5,081
Finland ...............................................................................................
2,985
France .................................................................................................
32,506
Germany .............................................................................................
18,923
Hong Kong .........................................................................................
531
India ...................................................................................................
14,606
Indonesia ............................................................................................
1,570
Ireland ................................................................................................
9,301
Israel ...................................................................................................
708
Italy ....................................................................................................
11,656
Japan ..................................................................................................
83,265
Jordan .................................................................................................
1,464
Luxembourg .......................................................................................
17,272
Macao .................................................................................................
6,579
Mexico ...............................................................................................
44,475
Morocco .............................................................................................
510
Netherlands ........................................................................................
12,462

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Oman ..................................................................................................
431
Panama ...............................................................................................
3,875
Peru ....................................................................................................
9,189
Portugal ..............................................................................................
222
Romania .............................................................................................
20,097
Saudi Arabia .......................................................................................
2,642
Serbia .................................................................................................
2,334
Singapore ...........................................................................................
3,655
South Africa .......................................................................................
6,228
South Korea .......................................................................................
9,146
Spain ..................................................................................................
5,516
Sweden ...............................................................................................
2,732
Switzerland ........................................................................................
20,480
Taiwan ................................................................................................
6,474
Togo ...................................................................................................
3,163
United Arab Emirates .........................................................................
472
United Kingdom .................................................................................
89,103
United States ......................................................................................
1,794,725
Zambia ...............................................................................................
1,472
Total Investments ............................................................................... 2,539,220

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.7%
Asset-Backed Securities - 1.3%
ACE Securities Corp. Home Equity
Loan Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 54 54
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 871 866
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,174
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 30 28
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
5.712% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,500 1,485
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 815 664
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 713 592
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 500 484
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,072
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 (Š) 2,140 1,922
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 666 625
13,966
Corporate Bonds and Notes - 20.6%
AbbVie, Inc.
3.600% due 05/14/25 1,435 1,399
Series WI
2.600% due 11/21/24 345 332
4.250% due 11/21/49 1,100 985
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 486
Aetna, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 12/15/37 1,240 1,402
Agilent Technologies, Inc.
2.100% due 06/04/30 331 277
Air Lease Corp.
5.850% due 12/15/27 1,270 1,296
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 323 316
Alleghany Corp.
3.250% due 08/15/51 460 345
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 326 315
Ally Financial, Inc.
8.000% due 11/01/31 257 282
Altria Group, Inc.
2.450% due 02/04/32 1,255 981
10.200% due 02/06/39 579 796
3.400% due 02/04/41 397 279
Amcor PLC
Series WI
3.625% due 04/28/26 290 279
American Homes 4 Rent, LP
4.250% due 02/15/28 291 279
American Tower Corp.
3.375% due 05/15/24 341 334
Amgen, Inc.
3.150% due 02/21/40 1,200 938
3.000% due 01/15/52 310 214
Amphenol Corp.
2.050% due 03/01/25 334 316
Analog Devices, Inc.
1.700% due 10/01/28 660 575
2.100% due 10/01/31 695 585
Aon Corp.
8.205% due 01/01/27 244 253
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 190
4.400% due 05/27/26 (Þ) 810 778
Apple, Inc.
0.700% due 02/08/26 1,084 977
4.650% due 02/23/46 600 604
4.100% due 08/08/62 1,385 1,239
Archer-Daniels-Midland Co.
2.500% due 08/11/26 292 275
Ares Capital Corp.
3.875% due 01/15/26 303 285
AT&T, Inc.
4.300% due 02/15/30 865 845
6.800% due 05/15/36 525 575
3.500% due 06/01/41 1,190 955
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 11/15/31 415 512
4.900% due 08/15/37 780 756
3.500% due 09/15/53 1,145 845
3.550% due 09/15/55 1,670 1,222
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,730 1,576
Athene Holding, Ltd.
4.125% due 01/12/28 2,250 2,144
Avery Dennison Corp.
2.650% due 04/30/30 332 283
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 355 302
Bank of America Corp.
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 2,605 2,515
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,210 1,000
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,175 1,135
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 2,175 1,750
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 347 321
Series MTN
4.000% due 01/22/25 570 560
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 338
Becton Dickinson and Co.
3.363% due 06/06/24 263 258
3.734% due 12/15/24 79 78
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 283 279
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 323 277
2.850% due 10/15/50 695 501
3.850% due 03/15/52 2,320 2,003
Berkshire Hathaway, Inc.
3.125% due 03/15/26 290 282
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 299 276
Blackstone Private Credit Fund
Series WI
2.625% due 12/15/26 395 338
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 485
Boardwalk Pipelines, LP
4.800% due 05/03/29 335 330
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,542
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 03/01/29 910 831
5.705% due 05/01/40 615 629
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 522
Brandywine Operating Partnership, LP
4.100% due 10/01/24 328 317
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 705 591
4.926% due 05/15/37 (Þ) 508 466
Series WI
4.150% due 11/15/30 616 575
Brown & Brown, Inc.
4.200% due 09/15/24 285 281
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 1,190 1,118
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 292 277
Carlisle Cos., Inc.
2.750% due 03/01/30 370 320
Carrier Global Corp.
Series WI
2.242% due 02/15/25 351 333
Caterpillar Financial Services Corp.
4.900% due 01/17/25 314 317
CBRE Services, Inc.
4.875% due 03/01/26 316 315
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 337
Celanese US Holdings LLC
6.050% due 03/15/25 2,775 2,796
6.330% due 07/15/29 845 857
6.379% due 07/15/32 585 589
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 702
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 289 282
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.900% due 06/01/52 2,025 1,382
Series WI
4.200% due 03/15/28 375 357
Cheniere Corpus Christi Holdings LLC
Series WI
3.700% due 11/15/29 732 687
2.742% due 12/31/39 435 357
Chevron Corp.
3.900% due 11/15/24 333 330
1.554% due 05/11/25 359 338
Cigna Corp.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 11/15/25 1,420 1,404
4.800% due 08/15/38 998 977
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 534
Citadel, LP
4.875% due 01/15/27 (Þ) 625 615
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 675 667
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,265
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,765 2,303
6.000% due 10/31/33 321 341
8.125% due 07/15/39 450 596
Coca-Cola Co. (The)
3.450% due 03/25/30 288 275
Comcast Corp.
3.700% due 04/15/24 290 287
6.450% due 03/15/37 835 968
Commonwealth Edison Co.
2.550% due 06/15/26 1,475 1,389
Conagra Brands, Inc.
1.375% due 11/01/27 334 286
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,259
Consumers Energy Co.
2.650% due 08/15/52 1,290 875
Corporate Office Properties Trust
2.000% due 01/15/29 355 282
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 505 427
CubeSmart, LP
4.375% due 02/15/29 288 273
CVS Health Corp.
4.780% due 03/25/38 625 598
Danaher Corp.
3.350% due 09/15/25 325 316
Deere & Co.
2.750% due 04/15/25 1,450 1,397
Dell International LLC / EMC Corp.
5.750% due 02/01/33 900 899
Devon Energy Corp.
7.875% due 09/30/31 425 498
4.750% due 05/15/42 940 843
DH Europe Finance II SARL
2.600% due 11/15/29 314 282
Diamondback Energy, Inc.
3.125% due 03/24/31 270 236
6.250% due 03/15/33 1,200 1,277
4.250% due 03/15/52 740 596
Discovery Communications LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Class A
5.000% due 09/20/37 195 172
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 563
DR Horton, Inc.
2.600% due 10/15/25 340 320
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 355 349
Enbridge Energy Partners, LP
5.500% due 09/15/40 295 294
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,154
5.250% due 04/15/29 1,560 1,575
3.750% due 05/15/30 1,130 1,036
Enstar Group, Ltd.
3.100% due 09/01/31 300 232
Enterprise Products Operating LLC
3.750% due 02/15/25 340 335
5.350% due 01/31/33 1,380 1,434
EPR Properties Co.
4.750% due 12/15/26 351 328
Equifax, Inc.
2.600% due 12/15/25 720 675
Essential Properties, LP
2.950% due 07/15/31 475 361
Exxon Mobil Corp.
2.992% due 03/19/25 345 335
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,126
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 274
Fifth Third Bancorp
6.361% due 10/27/28 (SOFR +
2.192%)(Ê) 302 320
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,411
FNB Corp.
5.150% due 08/25/25 314 313
Fortive Corp.
Series WI
3.150% due 06/15/26 289 274
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 282
Freeport-McMoRan, Inc.
4.125% due 03/01/28 1,055 1,000
FS KKR Capital Corp.
4.125% due 02/01/25 358 345
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 984
General Dynamics Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/01/25 344 335
General Mills, Inc.
4.000% due 04/17/25 278 274
General Motors Co.
6.600% due 04/01/36 380 397
5.950% due 04/01/49 1,875 1,797
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 694
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 327 319
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 317
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 2,170 2,103
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 3,305 2,832
6.345% due 02/15/34 725 781
6.450% due 05/01/36 310 338
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 50 46
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,255 1,846
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 291
HCA, Inc.
5.500% due 06/15/47 1,320 1,255
Hercules Capital, Inc.
2.625% due 09/16/26 324 282
Hess Corp.
6.000% due 01/15/40 1,120 1,169
5.600% due 02/15/41 315 314
HF Sinclair Corp.
Series WI
5.875% due 04/01/26 1,095 1,105
Home Depot, Inc. (The)
3.000% due 04/01/26 285 274
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 373 319
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 718
HSBC USA, Inc.
7.200% due 07/15/97 245 278
Hudson Pacific Properties, Inc.
3.950% due 11/01/27 370 325
Huntington Bancshares, Inc.
2.550% due 02/04/30 377 323
Huntsman International LLC
4.500% due 05/01/29 299 280
Intercontinental Exchange, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 06/15/52 1,375 1,351
International Business Machines Corp.
3.000% due 05/15/24 1,292 1,262
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 323 280
Invitation Homes, Inc.
2.300% due 11/15/28 334 285
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 412
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
6.500% due 12/01/52 (Þ) 3,105 3,172
Jefferies Group LLC
6.500% due 01/20/43 306 322
JPMorgan Chase & Co.
7.750% due 07/15/25 260 280
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,845
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 2,695 2,412
8.750% due 09/01/30 405 481
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 685 587
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 1,320 1,281
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,486
Kellogg Co.
Series B
7.450% due 04/01/31 238 279
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 282 281
KeyCorp.
5.000% due 01/26/33 740 742
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 337
Kinder Morgan, Inc.
5.200% due 06/01/33 1,390 1,385
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 811
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,285 1,237
Series WI
3.000% due 06/01/26 295 281
Kroger Co. (The)
3.500% due 02/01/26 286 277
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 819
Laboratory Corp. of America Holdings
2.300% due 12/01/24 353 336
Lehman Brothers Holdings

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.857% due 11/30/56 (Š) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 570 553
Lowe's Cos., Inc.
3.125% due 09/15/24 285 277
5.625% due 04/15/53 1,350 1,393
Magallanes, Inc.
5.050% due 03/15/42 (Þ) 1,526 1,303
5.141% due 03/15/52 (Þ) 1,925 1,599
Main Street Capital Corp.
5.200% due 05/01/24 278 276
Markel Corp.
5.000% due 04/05/46 334 308
Marsh & McLennan Cos., Inc.
3.500% due 06/03/24 286 282
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,730 1,157
McDonald's Corp.
3.375% due 05/26/25 285 278
Mercury General Corp.
4.400% due 03/15/27 1,915 1,834
Mid-America Apartments, LP
3.750% due 06/15/24 283 277
Mississippi Power Co.
3.950% due 03/30/28 330 318
Mondelez International, Inc.
1.875% due 10/15/32 398 317
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 293 275
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,380 2,137
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 800 818
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 1,740 1,437
MPLX, LP
4.800% due 02/15/29 815 808
4.500% due 04/15/38 190 173
4.950% due 03/14/52 965 855
MultiCare Health System
2.803% due 08/15/50 715 455
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 283
Nestle Holdings, Inc.
3.500% due 09/24/25 (Þ) 279 273
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 225
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 320 305
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 333
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 615 585
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 281 279
Oracle Corp.
2.950% due 04/01/30 270 238
3.900% due 05/15/35 385 341
3.800% due 11/15/37 160 134
3.600% due 04/01/40 3,121 2,473
6.900% due 11/09/52 1,735 2,007
4.375% due 05/15/55 380 313
Otis Worldwide Corp.
Series WI
2.293% due 04/05/27 306 281
Owl Rock Capital Corp.
4.250% due 01/15/26 294 277
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 290
2.100% due 08/01/27 1,325 1,163
2.500% due 02/01/31 635 512
4.200% due 06/01/41 360 285
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 208
PacifiCorp
2.900% due 06/15/52 1,390 993
Paramount Global
4.750% due 05/15/25 779 773
5.900% due 10/15/40 380 353
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 384
PepsiCo, Inc.
2.625% due 03/19/27 357 337
Philip Morris International, Inc.
2.875% due 05/01/24 341 333
4.375% due 11/15/41 635 559
Pioneer Natural Resources Co.
1.125% due 01/15/26 313 283
PNC Financial Services Group, Inc.
(The)
6.037% due 10/28/33 (SOFR +
2.140%)(Ê) 297 321
Principal Life Global Funding II

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 11/21/24 (Þ) 820 780
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 367
Progress Energy, Inc.
7.750% due 03/01/31 295 345
Prospect Capital Corp.
3.706% due 01/22/26 380 346
3.364% due 11/15/26 377 328
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 130
Public Service Electric & Gas Co.
3.700% due 05/01/28 210 205
PVH Corp.
Series WI
4.625% due 07/10/25 575 565
QUALCOMM, Inc.
6.000% due 05/20/53 1,250 1,434
Series WI
1.300% due 05/20/28 134 117
Quanta Services, Inc.
0.950% due 10/01/24 343 319
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 1,240 1,271
Republic Services, Inc.
2.500% due 08/15/24 346 334
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 305
Roche Holdings, Inc.
0.991% due 03/05/26 (Þ) 305 275
Roper Technologies, Inc.
2.950% due 09/15/29 357 320
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 750 680
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 760 764
5.000% due 03/15/27 2,095 2,099
Sabra Health Care, LP
3.900% due 10/15/29 1,670 1,428
3.200% due 12/01/31 450 348
Series WI
5.125% due 08/15/26 287 278
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 271 274
Schlumberger Finance Canada, Ltd.
1.400% due 09/17/25 1,220 1,132
Security Benefit Global Funding
1.250% due 05/17/24 (Þ) 750 709
Sherwin-Williams Co. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 05/15/30 420 359
Simon Property Group, LP
2.450% due 09/13/29 2,140 1,857
Southern California Edison Co.
6.650% due 04/01/29 304 323
Southern Co. (The)
0.711% due 08/01/24 (~)(Ê) 281 278
Spirit Realty Capital, Inc.
2.100% due 03/15/28 383 320
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,260 2,256
Starbucks Corp.
2.000% due 03/12/27 348 317
SVB Financial Group
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 550 421
Synchrony Financial
3.950% due 12/01/27 346 320
Series BKNT
5.400% due 08/22/25 1,690 1,683
TCI Communications, Inc.
7.875% due 02/15/26 340 371
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,440 2,127
8.375% due 06/15/32 515 600
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 328
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24 292 276
Time Warner Cable LLC
6.550% due 05/01/37 758 775
7.300% due 07/01/38 380 407
6.750% due 06/15/39 520 535
Time Warner Entertainment Co., LP
8.375% due 07/15/33 866 1,015
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 281 273
4.500% due 04/15/50 1,920 1,696
Truist Financial Corp.
6.123% due 10/28/33 (SOFR +
2.300%)(Ê) 296 323
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 267 310
Union Pacific Corp.
4.950% due 09/09/52 1,240 1,269
United Technologies Corp.
3.125% due 05/04/27 336 319

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UnitedHealth Group, Inc.
3.050% due 05/15/41 600 479
5.875% due 02/15/53 1,965 2,250
Unum Group
5.750% due 08/15/42 296 296
US Bancorp
4.967% due 07/22/33 (SOFR +
2.110%)(Ê) 1,000 996
Validus Holdings, Ltd.
8.875% due 01/26/40 477 609
Verizon Communications, Inc.
0.750% due 03/22/24 297 284
7.750% due 12/01/30 1,165 1,376
Series WI
4.272% due 01/15/36 2,710 2,537
ViacomCBS, Inc.
4.600% due 01/15/45 235 179
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 301 287
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,120 1,105
4.300% due 07/15/29 (Þ) 620 573
Vontier Corp.
Series WI
1.800% due 04/01/26 370 321
2.950% due 04/01/31 330 256
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 265
Walt Disney Co. (The)
3.700% due 03/23/27 338 331
Wells Fargo & Co.
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 289 276
5.292% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 1,520 1,436
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 2,065 1,955
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 2,240 1,975
5.950% due 12/15/36 100 105
Weyerhaeuser Co.
7.375% due 03/15/32 278 321
WP Carey, Inc.
4.000% due 02/01/25 319 312
Zions Bancorp NA
3.250% due 10/29/29 381 323
222,703
International Debt - 15.2%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 344 335
Adani Ports & Special Economic Zone,
Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 07/24/24 (Þ) 366 331
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 220 214
1.650% due 10/29/24 343 321
3.000% due 10/29/28 805 710
3.300% due 01/30/32 710 596
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 338 300
Air Liquide Finance SA
2.500% due 09/27/26 (Þ) 338 316
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 350 330
America Movil SAB de CV
5.375% due 04/04/32 (Þ) 339 316
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 1,420 1,386
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 263
5.450% due 01/23/39 785 822
5.550% due 01/23/49 1,945 2,086
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 442
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 5,101 5,009
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,540 4,504
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 4,775 4,685
AstraZeneca PLC
0.700% due 05/28/24 301 286
3.375% due 11/16/25 337 329
6.450% due 09/15/37 1,200 1,436
Australia & New Zealand Banking
Group, Ltd.
4.400% due 05/19/26 (Þ) 329 322
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 331 316
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 339 334
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 349 350
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 310 272

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.225% due 11/22/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 200 161
Bancolombia SA
3.000% due 01/29/25 301 286
Bank of Nova Scotia (The)
0.650% due 07/31/24 306 288
Barclays PLC
4.375% due 01/12/26 1,435 1,406
4.950% due 01/10/47 285 272
Barrick NA Finance LLC
5.750% due 05/01/43 950 1,033
BAT Capital Corp.
Series WI
3.557% due 08/15/27 485 453
4.390% due 08/15/37 800 657
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 1,500 1,268
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 709 690
BDS, Ltd.
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,918 1,866
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 700 697
Series 2020-2A Class M2
6.108% due 08/26/30 (USD 1 Month
LIBOR + 6.000%)(Ê)(Þ) 1,935 1,974
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,122 2,143
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 3,282 3,259
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 684
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 887
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,358
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 330 330
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 284 278
BlueMountain CLO, Ltd.
Series 2018-3A Class A1R
1.272% due 04/20/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 551 545
BMW US Capital LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/01/25 (Þ) 1,445 1,404
BNP Paribas SA
4.250% due 10/15/24 377 372
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,025 869
BPCE SA BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,695 1,717
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 231 213
Brookfield Finance LLC
3.450% due 04/15/50 359 249
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 289 283
0.950% due 10/23/25 2,230 2,026
Canadian National Railway Co.
6.900% due 07/15/28 249 279
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 279 311
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 266
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 564 561
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 378
Cenovus Energy, Inc.
6.750% due 11/15/39 917 1,004
CI Financial Corp.
3.200% due 12/17/30 1,858 1,453
4.100% due 06/15/51 1,015 641
CIFC Funding, Ltd.
Series 2018-5A Class A1
5.269% due 01/15/32 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 3,200 3,174
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 406 326
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,615 1,447
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 384
Credit Suisse Group AG
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 860 825
Series WI
4.550% due 04/17/26 289 268
Credit Suisse Group USA, Inc.
7.125% due 07/15/32 256 277
Daimler Trucks Finance NA LLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/07/25 (Þ) 329 319
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,392 1,413
Deutsche Bank AG
3.700% due 05/30/24 339 336
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 319
Eagle Re, Ltd.
Series 2020-1 Class M1C
1.930% due 01/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,275 1,268
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 606 606
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,326 2,303
Electricite de France SA
4.500% due 09/21/28 (Þ) 283 277
Enbridge, Inc.
3.700% due 07/15/27 346 332
Enel Finance International NV
6.800% due 10/14/25 (Þ) 765 793
3.500% due 04/06/28 (Þ) 387 354
Equinor ASA
2.875% due 04/06/25 327 316
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 285 277
3.375% due 03/03/31 420 357
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,435
4.550% due 08/23/27 (Þ) 1,485 1,469
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 200 195
5.315% due 04/14/32 (Þ) 355 337
6.200% due 04/14/52 (Þ) 210 194
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 2,241 2,078
2.625% due 03/31/36 (Þ) 225 184
GlaxoSmithKline Capital PLC
3.000% due 06/01/24 324 317
Glencore Funding LLC
4.625% due 04/29/24 (Þ) 282 280
Greywolf CLO V, Ltd.
Series 2018-1A Class A1R
5.518% due 01/27/31 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 3,772 3,753
Grupo Bimbo SAB de CV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 06/27/24 (Þ) 402 396
Hana Bank
4.375% due 09/30/24 (Þ) 350 343
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 4,175 4,003
Home RE, Ltd.
Series 2019-1 Class M1
1.742% due 05/25/29 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,517 5,519
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 710
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 403 332
8.113% due 11/03/33 (SOFR +
4.250%)(Ê) 2,210 2,535
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 284 273
Inco, Ltd.
7.200% due 09/15/32 322 359
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 308 285
ING Groep NV
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 356 324
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 373 339
Lloyds Banking Group PLC
4.344% due 01/09/48 312 257
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 289
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,634 1,617
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR
5.785% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 5,167 5,133
Meituan
2.125% due 10/28/25 (Þ) 385 350
Mitsubishi Corp.
1.125% due 07/15/26 (Þ) 356 316
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 1,675 1,673
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 278 274
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 545 577

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 520
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
5.712% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,503 1,491
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 487 484
Neuberger Berman Loan Advisers CLO
26, Ltd.
Series 2021-26A Class AR
1.000% due 10/18/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 995 986
Nomura Holdings, Inc.
2.329% due 01/22/27 372 334
Nordea Bank Abp
1.500% due 09/30/26 (Þ) 363 321
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 2,239 2,009
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 524 523
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,441
Oaktown Re, Ltd.
Series 2018-1A Class M2
3.018% due 07/25/28 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,632 1,633
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1
5.049% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 2,840 2,816
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,137 1,130
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 281 278
Panasonic Corp.
2.679% due 07/19/24 (Þ) 292 281
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 363 355
Prosus NV
4.027% due 08/03/50 (Þ) 439 297
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 831 823
Series 2021-2 Class M1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 659 652
Reckitt Benckiser Treasury Services
PLC
2.750% due 06/26/24 (Þ) 328 319
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 284 279
Republic of Colombia Government
International Bond
7.500% due 02/02/34 2,055 2,031
Reynolds American, Inc.
7.250% due 06/15/37 390 423
8.125% due 05/01/40 715 817
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê) 2,570 2,455
Santander UK PLC
5.625% due 09/15/45 (Þ) 290 255
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 661 609
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,482
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 882
Shell International Finance BV
3.250% due 05/11/25 1,150 1,123
Sky, Ltd.
3.750% due 09/16/24 (Þ) 342 336
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 574
4.250% due 04/14/25 (Þ) 384 372
3.625% due 03/01/41 (Þ) 625 443
7.367% due 01/10/53 (Þ) 965 1,046
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 276 269
Southern Copper Corp.
3.875% due 04/23/25 324 315
Standard Chartered PLC
5.300% due 01/09/43 (Þ) 346 318
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 287 285
Takeda Pharmaceutical Co., Ltd.
Series WI
5.000% due 11/26/28 2,240 2,276
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 349 344
Toronto-Dominion Bank (The)
2.650% due 06/12/24 287 279
4.456% due 06/08/32 1,275 1,251
Triton Container International, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.050% due 04/15/26 (Þ) 1,606 1,423
TSMC Arizona Corp.
1.750% due 10/25/26 945 855
3.875% due 04/22/27 284 279
2.500% due 10/25/31 570 489
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 310 280
UBS Group AG
2.095% due 02/11/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 410 327
Vale Overseas, Ltd.
6.250% due 08/10/26 267 278
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
5.798% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,528 1,503
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,550
Voya CLO, Ltd.
Series 2018-1A Class A1R
1.258% due 01/20/31 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 2,000 1,977
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,458 1,443
Series 2021-3A Class A1R
5.848% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,411
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 1,075 844
Woori Bank
4.750% due 04/30/24 (Þ) 353 348
Yara International ASA
3.800% due 06/06/26 (Þ) 346 328
163,781
Mortgage-Backed Securities - 9.5%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 44 41
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 7 6
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,116
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,182
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,219 1,195
Citigroup Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,209
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,342
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,478
Fannie Mae
2.600% due 2031 330 295
5.500% due 2033 11 11
5.500% due 2034 149 154
4.500% due 2035 205 213
6.000% due 2035 49 51
5.500% due 2036 104 109
5.500% due 2037 78 82
5.500% due 2038 334 350
6.000% due 2039 21 23
4.500% due 2040 70 71
5.500% due 2040 297 307
4.000% due 2041 85 84
3.500% due 2043 824 796
4.000% due 2043 85 83
4.000% due 2044 423 418
3.500% due 2045 599 574
4.000% due 2045 369 364
4.000% due 2046 877 864
4.500% due 2046 215 218
4.000% due 2047 269 265
4.500% due 2047 59 59
4.000% due 2048 369 364
5.000% due 2048 1,056 1,077
3.000% due 2049 2,758 2,541
4.000% due 2049 367 363
2.000% due 2051 4,692 3,974
4.000% due 2052 8,497 8,209
5.000% due 2052 3,386 3,399
30 Year TBA(Ï)
5.500% 15,000 15,243
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 343 365
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 13 13
Series 2005-117 Class LC
5.500% due 11/25/35 4 4
Freddie Mac
5.500% due 2032 6 6

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 2032 5 5
5.500% due 2034 13 13
4.000% due 2040 386 387
5.500% due 2041 109 114
3.500% due 2044 82 80
4.000% due 2044 279 277
4.000% due 2045 553 549
3.500% due 2046 68 66
4.000% due 2047 475 468
4.500% due 2048 177 178
3.000% due 2050 6,633 6,114
2.500% due 2051 1,482 1,319
3.500% due 2051 2,154 2,026
3.500% due 2052 4,406 4,136
5.000% due 2052 3,377 3,390
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 140 147
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 290 299
Series 2006-3123 Class HT
5.000% due 03/15/26 48 47
Series 2010-3632 Class PK
5.000% due 02/15/40 65 65
Series 2012-4019 Class JD
3.000% due 05/15/41 47 45
Series 2020-5038 Class NI
Interest Only
STRIPS
2.000% due 11/25/50 1,916 214
Ginnie Mae II
4.500% due 2042 91 93
2.500% due 2052 4,742 4,227
JPMorgan Mortage Trust
2.500% due 12/25/51 547 484
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 177 158
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,289 2,024
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,546 3,253
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,690 3,330
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,746 2,519
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,580 1,397
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 687 607
Series 2022-4 Class A4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 10/25/52 (~)(Ê)(Þ) 983 894
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,726
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,530
Series 2017-237P Class XA
Interest Only
STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 145
Series 2017-237P Class XB
Interest Only
STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 24
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 77 77
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,933 1,757
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 4,691 4,498
103,200
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 265 302
7.055% due 04/01/57 477 512
814
Non-US Bonds - 2.0%
Banna RMBS DAC
Series 2019-1 Class A
1.545% due 12/30/63 (SONIA +
1.200%)(Ê) GBP 638 784
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 524 628
Eurosail-UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê) GBP 964 1,171
Series 2007-3X Class A3C
1.045% due 06/13/45 (GBP 3 Month
LIBOR + 0.950%)(Ê) GBP 1,041 1,276
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê) GBP 1,349 1,651
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê) GBP 1,190 1,441
Finsbury Square PLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.243% due 12/16/71 GBP 564 688
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê) EUR 290 310
Newgate Funding PLC
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 536 626
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,672 1,994
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 561 667
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 1,439 1,693
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 317 375
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,720 2,026
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 853 1,004
Series 2007-NS1X Class A2A
0.442% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 422 498
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 476 553
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
4.751% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 576
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,468
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 534 650
21,079
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 692
United States Government Treasuries - 42.9%
United States Treasury Notes
2.000% due 04/30/24 11,315 10,953
2.250% due 04/30/24 11,089 10,768
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 05/15/24 14,158 13,390
0.375% due 09/15/24 25,399 23,819
4.250% due 12/31/24 2,680 2,680
4.125% due 01/31/25 280 280
2.000% due 02/15/25 19,033 18,226
0.250% due 05/31/25 12,660 11,601
0.250% due 06/30/25 10,554 9,661
0.250% due 07/31/25 9,244 8,432
2.000% due 08/15/25 9,316 8,870
0.250% due 09/30/25 7,171 6,515
0.250% due 10/31/25 6,219 5,630
2.250% due 11/15/25 6,552 6,268
1.625% due 05/15/26 8,419 7,853
1.500% due 08/15/26 9,281 8,586
0.625% due 03/31/27 9,063 8,009
2.375% due 05/15/27 10,173 9,649
0.500% due 05/31/27 9,615 8,402
0.625% due 12/31/27 9,755 8,453
3.875% due 12/31/27 2,690 2,720
3.500% due 01/31/28 1,885 1,877
2.750% due 02/15/28 9,308 8,935
1.125% due 02/29/28 9,663 8,555
1.250% due 03/31/28 9,159 8,146
2.875% due 05/15/28 8,793 8,477
2.875% due 08/15/28 7,858 7,563
3.125% due 11/15/28 6,937 6,760
2.375% due 05/15/29 4,850 4,520
1.625% due 08/15/29 3,558 3,169
3.500% due 01/31/30 2,240 2,232
0.625% due 05/15/30 5,288 4,326
0.625% due 08/15/30 7,510 6,114
0.875% due 11/15/30 6,979 5,768
1.125% due 02/15/31 7,160 6,027
1.625% due 05/15/31 7,513 6,537
1.250% due 08/15/31 8,359 7,014
1.875% due 02/15/32 8,508 7,465
4.125% due 11/15/32 87,029 91,557
1.125% due 05/15/40 5,206 3,472
1.125% due 08/15/40 5,480 3,636
1.375% due 11/15/40 5,563 3,850
1.875% due 02/15/41 5,777 4,342
1.750% due 08/15/41 6,064 4,418
2.750% due 11/15/42 3,977 3,400
4.000% due 11/15/42 7,550 7,802
3.125% due 08/15/44 3,714 3,346
2.875% due 08/15/45 3,369 2,901
3.000% due 02/15/48 3,342 2,943

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 05/15/48 3,452 3,113
3.000% due 08/15/48 3,486 3,073
3.375% due 11/15/48 3,447 3,256
3.000% due 02/15/49 3,437 3,038
2.875% due 05/15/49 3,431 2,962
1.250% due 05/15/50 4,287 2,519
1.375% due 08/15/50 4,463 2,706
1.625% due 11/15/50 4,172 2,698
1.875% due 02/15/51 4,234 2,917
2.000% due 08/15/51 4,074 2,889
1.875% due 11/15/51 3,879 2,663
3.000% due 08/15/52 5,371 4,752
4.000% due 11/15/52 1,335 1,428
463,931
Total Long-Term Investments
(cost $1,015,612) 990,166
Short-Term Investments - 9.0%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
1.150% due 10/29/23 2,050 1,990
Ally Financial, Inc.
1.450% due 10/02/23 1,450 1,416
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 965 934
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 420 418
Humana, Inc.
0.650% due 08/03/23 805 787
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 758
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 550
Public Service Electric & Gas Co.
3.250% due 09/01/23 565 559
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 1,745 1,701
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 193
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 553 551
U.S. Cash Management Fund(@) 77,162,019(∞) 77,147
United States Treasury Notes
2.750% due 11/15/23 5,172 5,092
0.125% due 01/15/24 4,975 4,762
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volkswagen Group of America Finance
LLC
0.875% due 11/22/23 (Þ) 730 704
Total Short-Term Investments
(cost $97,998) 97,562
Total Investments - 100.7%
(identified cost $1,113,610) 1,087,728
Other Assets and Liabilities,
Net - (0.7)%
(7,104)
Net Assets - 100.0%
1,080,624

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
18.6%
ABN AMRO Bank NV 12/07/21 344,000 107.93 371
335
Adani Ports & Special Economic Zone, Ltd. 04/23/20 366,000 96.81 354
331
AES Panama Generation Holdings SRL 08/04/22 338,000 86.42 292
300
Air Liquide Finance SA 12/02/22 338,000 92.94 314
316
Aircastle, Ltd. 01/06/23 323,000 96.99 313
316
Alimentation Couche-Tard, Inc. 09/19/17 350,000 98.60 345
330
America Movil SAB de CV 12/02/22 339,000 92.68 314
316
Amur Equipment Finance Receivables XI LLC 09/14/22 871,000 99.99 871
866
Antares Holdings, LP 01/21/21 505,000 99.21 501
442
Apollo Management Holdings, LP 05/24/16 810,000 96.46 781
778
Apollo Management Holdings, LP 05/24/18 195,000 99.85 195
190
Arbor Realty CLO, Ltd. 05/26/21 5,101,000 97.76 4,987
5,009
Arbor Realty CLO, Ltd. 01/26/22 4,775,000 98.55 4,706
4,685
Arbor Realty CLO, Ltd. 11/23/22 4,540,000 96.60 4,386
4,504
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 4,261,000 100.00 4,261
4,174
Athene Global Funding 11/06/19 1,730,000 95.27 1,648
1,576
Australia & New Zealand Banking Group, Ltd. 12/02/22 329,000 96.57 318
322
Banco de Credito del Peru 01/06/23 331,000 95.36 316
316
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 339,000 103.42 351
334
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 12/07/21 349,000 106.36 371
350
Bayer US Finance II LLC 08/14/18 1,500,000 82.37 1,236
1,268
Bayer US Finance LLC 06/18/18 709,000 98.43 698
690
BDS, Ltd. 05/14/21 1,918,000 98.88 1,896
1,866
Bellemeade Re, Ltd. 10/28/20 2,121,940 100.00 2,122
2,143
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
684
Bellemeade Re, Ltd. 06/11/21 3,282,068 99.18 3,255
3,259
Bellemeade Re, Ltd. 09/27/21 961,000 100.27 964
887
Bellemeade Re, Ltd. 05/18/22 700,000 98.24 688
697
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,358
Bellemeade Re, Ltd. 12/09/22 1,935,271 101.29 1,960
1,974
Bharti Airtel International Netherlands BV 08/05/21 330,000 104.73 346
330
Bharti Airtel, Ltd. 09/13/21 284,000 105.51 300
278
Blackstone Holdings Finance Co. LLC 08/03/22 299,000 95.56 286
276
BlueMountain CLO, Ltd. 11/10/21 551,000 100.07 551
545
BMW US Capital LLC 04/20/22 1,445,000 97.50 1,409
1,404
BNP Paribas SA 09/08/21 1,025,000 87.72 899
869
BPCE SA BPCE SA 01/10/23 1,695,000 100.00 1,695
1,717
British Airways Pass-Through Trust 11/17/20 230,997 100.00 231
213
Broadcom, Inc. 05/05/20 705,000 87.67 618
591
Broadcom, Inc. 05/05/20 508,000 92.88 472
466
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,116
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.86 2,692
2,182
Cantor Fitzgerald, LP 04/07/22 1,190,000 95.38 1,135
1,118
CBAM CLO Management Trust 06/29/18 563,810 100.03 564
561
Chase Home Lending Mortgage Trust 07/22/20 1,218,680 100.00 1,219
1,195
CIFC Funding, Ltd. 11/22/22 3,200,000 98.38 3,148
3,174
Citadel Finance LLC 03/03/21 590,000 99.70 588
534
Citadel, LP 09/11/19 625,000 99.84 624
615
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,396
2,209
Commonwealth Bank of Australia 12/02/22 406,000 78.35 318
326
Cooperatieve Rabobank UA 03/30/22 1,615,000 90.36 1,459
1,447
CoStar Group, Inc. 06/24/20 505,000 99.94 505
427
Credit Agricole SA 06/17/21 429,000 98.95 424
384
Credit Suisse Group AG 08/08/22 860,000 92.85 798
825
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,342
Daimler Trucks Finance NA LLC 12/06/22 329,000 96.81 319
319
Danske Bank A/S 01/04/23 1,392,000 100.00 1,392
1,413
DBGS Mortgage Trust 04/03/19 1,961,000 101.16 1,984
1,478
Dewolf Park CLO, Ltd. 10/08/21 1,500,000 100.00 1,500
1,485
DNB Bank ASA 12/02/22 361,000 88.19 318
319
Eagle Re, Ltd. 04/09/21 606,128 100.00 606
606
Eagle Re, Ltd. 10/29/21 2,325,616 99.11 2,305
2,303
Eagle Re, Ltd. 01/06/23 1,275,000 99.57 1,269
1,268
Electricite de France SA 08/03/22 283,000 99.52 282
277
Enel Finance International NV 01/05/18 387,000 95.30 369
354
Enel Finance International NV 10/06/22 765,000 100.82 771
793
F&G Global Funding 06/23/21 1,245,000 91.92 1,144
1,126

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Farmers Exchange Capital III 10/12/16 290,000 99.16 288
274
Federation des Caisses Desjardins du Quebec 08/16/22 1,485,000 97.69 1,451
1,469
Federation des Caisses Desjardins du Quebec 08/16/22 1,455,000 98.59 1,435
1,435
Freeport Indonesia PT 04/07/22 200,000 100.00 200
195
Freeport Indonesia PT 04/07/22 210,000 100.00 210
194
Freeport Indonesia PT 04/07/22 355,000 100.00 355
337
GA Global Funding Trust 01/08/21 1,090,000 93.68 1,021
984
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 225,000 100.00 225
184
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 2,241,092 93.48 2,095
2,078
Glencore Funding LLC 06/03/22 282,000 100.93 285
280
GoodLeap Sustainable Home Improvements 10/21/21 814,948 99.99 815
664
GoodLeap Sustainable Home Solutions Trust 01/24/22 713,305 99.98 713
592
Greywolf CLO V, Ltd. 11/14/22 3,772,000 98.34 3,709
3,753
Grupo Bimbo SAB de CV 11/03/21 402,000 103.51 416
396
Hana Bank 01/04/22 350,000 104.48 366
343
HGI CRE CLO, Ltd. 09/17/21 4,174,500 97.58 4,074
4,003
Home RE, Ltd. 12/01/22 5,517,412 98.56 5,438
5,519
ICICI Bank, Ltd. 11/21/22 284,000 95.72 272
273
Infraestuctura Energetica Nova SAB de CV 07/06/22 308,000 92.28 284
285
ING Groep NV 12/09/22 356,000 90.44 322
324
Intercorp Financial Services, Inc. 03/03/22 373,000 96.70 361
339
International Flavors & Fragrances, Inc. 08/03/22 323,000 88.67 286
280
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/06/22 3,105,000 96.33 2,991
3,172
JPMorgan Mortgage Trust 03/30/21 176,756 102.06 180
158
JPMorgan Mortgage Trust 04/26/21 3,546,189 101.71 3,607
3,253
JPMorgan Mortgage Trust 05/24/21 3,690,106 101.62 3,750
3,330
JPMorgan Mortgage Trust 06/24/21 2,746,023 102.50 2,815
2,519
JPMorgan Mortgage Trust 02/24/22 686,769 97.53 670
607
JPMorgan Mortgage Trust 04/27/22 982,561 95.63 940
894
JPMorgan Mortgage Trust 01/19/23 1,580,397 89.51 1,415
1,397
JPMorgan Mortgage Trust 01/30/23 2,289,036 88.69 2,030
2,024
KKR Group Finance Co. III LLC 03/11/15 880,000 92.35 813
811
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
289
Madison Park Funding XVIII, Ltd. 12/01/21 1,633,759 100.00 1,634
1,617
Madison Park Funding XXIII, Ltd. 11/22/22 5,167,000 98.69 5,099
5,133
Magallanes, Inc. 04/20/22 1,925,000 79.55 1,531
1,599
Magallanes, Inc. 06/15/22 1,526,000 80.83 1,234
1,303
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 76.81 1,329
1,157
Meituan 12/02/20 385,000 100.83 388
350
MF1 LLC 05/13/22 3,078,000 99.04 3,048
3,072
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.78 2,770
2,726
Mitsubishi Corp. 12/02/22 356,000 89.19 318
316
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.39 24
24
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.43 144
145
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.48 1,835
1,530
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
283
Nestle Holdings, Inc. 11/21/22 279,000 97.61 272
273
Neuberger Berman CLO XV, Ltd. 11/14/22 1,502,723 98.39 1,478
1,491
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 487,471 100.13 488
484
Neuberger Berman Loan Advisers CLO 26, Ltd. 04/29/22 995,000 99.36 989
986
New York Life Insurance Co. 04/08/20 195,000 99.42 194
163
NGPL PipeCo LLC 10/02/19 297,000 125.69 373
333
Nordea Bank Abp 01/06/23 363,000 87.70 318
321
NTT Finance Corp. 02/24/21 2,239,000 90.23 2,031
2,009
Oaktown Re III, Ltd. 01/26/21 524,174 100.38 526
523
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,441
Oaktown Re, Ltd. 11/16/22 1,632,000 99.88 1,630
1,633
Octagon Investment Partners, Ltd. 11/22/22 2,840,000 98.38 2,794
2,816
Octagon Investment Partners, Ltd. 11/29/22 1,137,000 98.72 1,122
1,130
Ohio National Financial Services, Inc. 01/16/20 615,000 104.68 644
585
Oversea-Chinese Banking Corp., Ltd. 11/03/21 281,000 103.98 292
278
Pacific Life Insurance Co. 06/15/18 255,000 92.34 235
208
Panasonic Corp. 09/13/21 292,000 102.63 300
281
Principal Life Global Funding II 04/20/22 820,000 96.14 788
780
Prodigy Finance Designated Activity Co. 07/12/21 362,851 100.00 363
355
Prosus NV 02/03/21 439,000 100.67 442
297
Radnor RE, Ltd. 01/21/20 76,947 100.00 77
77
Radnor RE, Ltd. 11/05/21 658,788 100.00 659
652

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Radnor RE, Ltd. 01/13/22 831,000 100.14 832
823
Reckitt Benckiser Treasury Services PLC 01/06/23 328,000 97.11 319
319
Regal Rexnord Corp. 01/09/23 1,240,000 99.69 1,236
1,271
Reliance Industries, Ltd. 10/07/21 284,000 104.97 298
279
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.04 387
305
Roche Holdings, Inc. 11/21/22 305,000 89.77 274
275
Santander UK PLC 10/01/18 290,000 102.74 298
255
Saudi Arabian Oil Co. 11/17/20 200,000 99.94 200
193
Saudi Arabian Oil Co. 11/17/20 661,000 97.56 643
609
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 95.79 1,485
1,482
Scentre Group Trust 2 09/16/20 945,000 100.00 945
882
Security Benefit Global Funding 12/02/22 750,000 94.42 708
709
Sequoia Mortgage Trust 05/06/21 1,933,308 102.64 1,984
1,757
Sky, Ltd. 01/05/21 342,000 105.08 359
336
Societe Generale SA 01/16/20 384,000 102.65 394
372
Societe Generale SA 01/16/20 605,000 99.92 605
574
Societe Generale SA 02/22/21 625,000 99.67 623
443
Societe Generale SA 01/03/23 965,000 100.00 965
1,046
Solvay Finance America LLC 11/21/22 276,000 96.92 268
269
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 2,260,000 99.85 2,257
2,256
Standard Chartered PLC 06/21/21 346,000 120.35 416
318
SURA Asset Management SA 06/18/21 287,000 103.56 297
285
Taurus CMBS 07/28/21 GBP 476,333 139.09 663
553
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
576
Tencent Holdings, Ltd. 01/04/21 349,000 102.57 358
344
Tennessee Gas Pipeline Co. LLC 02/19/20 2,440,000 88.60 2,162
2,127
Texas Eastern Transmission, LP 11/13/19 351,000 102.29 359
328
Towd Point Mortgage Trust 08/17/20 666,499 101.74 678
625
Triton Container International, Ltd. 04/06/21 1,606,000 90.08 1,477
1,423
TSMC Global, Ltd. 11/21/22 310,000 88.67 275
280
UBS Group AG 12/02/22 410,000 77.22 317
327
Venture XXVIII CLO, Ltd. 09/01/21 1,527,827 100.00 1,528
1,503
VICI Properties, Inc. 07/06/22 301,000 93.62 282
287
Vistra Operations Co. LLC 06/04/19 620,000 94.17 584
573
Vistra Operations Co. LLC 05/10/22 1,120,000 98.96 1,108
1,105
Volkswagen Group of America Finance LLC 11/17/20 1,715,000 92.37 1,584
1,550
Volkswagen Group of America Finance LLC 12/02/22 730,000 96.51 704
704
Voya CLO, Ltd. 02/18/20 1,458,275 100.00 1,458
1,443
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,411
Voya CLO, Ltd. 11/22/22 2,000,000 98.78 1,976
1,977
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 534,233 138.64 741
650
Wells Fargo Commercial Mortgage Trust 11/15/22 4,691,462 93.56 4,389
4,498
Woori Bank 01/04/22 353,000 103.88 367
348
Yara International ASA 12/06/22 346,000 93.79 325 328
200,545
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 126 CAD 15,909 03/23
129
United States 2 Year Treasury Note Futures 488 USD 100,356 03/23
403
United States 5 Year Treasury Note Futures 1,065 USD 116,343 03/23
385
United States 10 Year Treasury Note Futures 583 USD 66,763 03/23
958
United States 10 Year Ultra Treasury Note Futures 236 USD 28,604 03/23
(33)
United States Treasury Long Bond Futures 74 USD 9,611 03/23
199
United States Treasury Ultra Bond Futures 123 USD 17,435 03/23 781

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Short Positions
Euro-Bund Futures 71 EUR 9,714 03/23
311
Japanese 10-Year Mini Government Bond Futures 39 JPY 571,740 03/23
(36)
Long Gilt Futures 53 GBP 5,539 03/23
2
United States 2 Year Treasury Note Futures 170 USD 34,960 03/23
(123)
United States 5 Year Treasury Note Futures 40 USD 4,370 03/23
(16)
United States 10 Year Treasury Note Futures 234 USD 26,797 03/23
(113)
United States 10 Year Ultra Treasury Note Futures 11 USD 1,333 03/23 5
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,852
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 349 USD 369 02/22/23 (11)
Bank of America GBP 1,241 USD 1,498 02/22/23 (33)
Bank of New York USD 885 GBP 733 02/10/23 18
Bank of New York GBP 368 USD 456 02/10/23 2
Citigroup USD 2,647 NZD 4,202 02/10/23 70
Citigroup NZD 23 USD 15 02/10/23 —
JPMorgan Chase GBP 104 USD 129 02/22/23 —
Morgan Stanley GBP 1,328 USD 1,599 02/22/23 (38)
Morgan Stanley GBP 15,661 USD 18,860 02/22/23 (457)
State Street USD 150 AUD 211 02/10/23 —
State Street USD 34 CAD 46 02/10/23 —
State Street USD 2,632 CAD 3,566 02/10/23 48
State Street USD 7,022 EUR 6,615 02/10/23 172
State Street USD 68 EUR 62 02/22/23 —
State Street USD 1,731 GBP 1,395 02/22/23 (10)
State Street USD 1,353 JPY 176,184 02/10/23 2
State Street USD 2,624 SEK 27,606 02/10/23 17
State Street USD 2,718 SEK 28,171 02/10/23 (23)
State Street AUD 7,837 USD 5,367 02/10/23 (166)
State Street EUR 392 USD 427 02/10/23 —
State Street GBP 11 USD 13 02/22/23 —
State Street JPY 58,709 USD 448 02/10/23 (4)
UBS CHF 112 USD 121 02/10/23 (1)
UBS CHF 7,360 USD 7,947 02/10/23 (99)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (513)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 12,044 $ 1,922
$ —
$ 13,966
Corporate Bonds and Notes — 222,703 —
—
222,703
International Debt — 163,781 —
—
163,781
Mortgage-Backed Securities — 103,200 —
—
103,200
Municipal Bonds — 814 —
—
814

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Non-US Bonds — 21,079 —
—
21,079
United States Government Agencies — 692 —
—
692
United States Government Treasuries — 463,931 —
—
463,931
Short-Term Investments — 20,415 — 77,147 97,562
Total Investments
— 1,008,659 1,922 77,147 1,087,728
Other Financial Instruments
Assets
Futures Contracts 3,174 — — — 3,174
Foreign Currency Exchange Contracts — 330 — — 330
Liabilities
Futures Contracts (322) — — — (322)
Foreign Currency Exchange Contracts — (843) — — (843)
Total Other Financial Instruments
*
$ 2,852 $ (513) $ — $ — $ 2,339
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
4,425
Belgium ..............................................................................................
4,826
Bermuda .............................................................................................
29,193
Brazil ..................................................................................................
1,281
Canada ................................................................................................
14,005
Cayman Islands ..................................................................................
50,091
Chile ...................................................................................................
378
China ..................................................................................................
991
Colombia ............................................................................................
2,602
Denmark .............................................................................................
1,413
Finland ...............................................................................................
321
France .................................................................................................
6,370
Germany .............................................................................................
6,271
India ...................................................................................................
1,491
Indonesia ............................................................................................
726

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Ireland ................................................................................................
6,099
Italy ....................................................................................................
1,147
Japan ..................................................................................................
7,440
Mexico ...............................................................................................
1,680
Netherlands ........................................................................................
3,229
Norway ...............................................................................................
635
Panama ...............................................................................................
300
Peru ....................................................................................................
655
Saudi Arabia .......................................................................................
802
Singapore ...........................................................................................
278
South Korea .......................................................................................
691
Spain ..................................................................................................
433
Switzerland ........................................................................................
2,631
Taiwan ................................................................................................
1,903
United Arab Emirates .........................................................................
2,262
United Kingdom .................................................................................
34,663
United States ......................................................................................
898,496
Total Investments ............................................................................... 1,087,728

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.2%
Asset-Backed Securities - 9.4%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 199 192
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 437 427
American Express Credit Account
Master Trust
Series 2018-9 Class A
2.771% due 04/15/26 (USD 1 Month
LIBOR + 0.380%)(Ê) 620 620
AmeriCredit Automobile Receivables
Trust
Series 2022-1 Class A2
2.050% due 01/20/26 271 268
Series 2022-2 Class A3
4.380% due 04/18/28 680 673
AMSR Trust
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 350 318
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 260 255
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 300 298
Series 2018-2A Class A
4.000% due 03/20/25 (Þ) 875 863
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,405 1,388
BA Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/17/28 200 203
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 949
Bank of The West Auto Trust
Series 2019-1 Class B
2.760% due 01/15/25 (Þ) 595 587
BMW Vehicle Lease Trust
Series 2022-1 Class A3
1.100% due 03/25/25 550 534
BMW Vehicle Owner Trust
Series 2022-A Class A3
3.210% due 08/25/26 1,035 1,010
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capital One Multi-Asset Execution
Trust
Series 2018-A2 Class A2
0.491% due 03/16/26 (USD 1 Month
LIBOR + 0.350%)(Ê) 170 170
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,138
Capital One Prime Auto Receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 494 489
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,309
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 110 110
Series 2022-2 Class A3
3.490% due 02/16/27 610 597
CarVal CLO VII-C, Ltd.
Series 2023-1A Class A1
1.000% due 01/20/35 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 180 180
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 316 303
Discover Card Execution Note Trust
Series 2022-A2 Class A
3.320% due 05/17/27 885 863
Enterprise Fleet Financing LLC
Series 2021-1 Class A2
0.440% due 12/21/26 (Þ) 719 699
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 376 366
Series 2022-3 Class A2
4.380% due 07/20/29 (Þ) 250 246
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 342 339
Series 2022-C Class A2A
4.520% due 04/15/25 800 797
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 524
Series 2022-2 Class A3
3.100% due 02/16/27 400 389
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 374
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 185 154
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 294 292
Hertz Vehicle Financing III LLC
Series 2022-3A Class A
3.370% due 03/25/25 (Þ) 725 709
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 300 265
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 220
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 890 828
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 287
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 185 176
Honda Auto Receivables Owner Trust
Series 2021-3 Class A2
0.200% due 02/20/24 129 128
Series 2022-1 Class A2
1.440% due 10/15/24 284 280
Hyundai Auto Receivables Trust
Series 2022-A Class A2A
1.810% due 02/18/25 402 397
Series 2022-B Class A3
3.720% due 11/16/26 795 782
Series 2022-C Class A2A
5.350% due 11/17/25 1,100 1,102
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 96 95
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 240
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 240
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 246
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 179 174
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 217 177
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A3
5.210% due 08/16/27 795 806
Series 2023-1 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.510% due 11/15/27 890 889
Mercury Financial Credit Card Master
Trust
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 250
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 164 160
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 88 87
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 231 224
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 238
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 497 490
Series 2022-B Class A3
4.460% due 05/17/27 1,100 1,097
Progress Residential Trust
Series 2020-SFR1 Class A
1.732% due 04/17/37 (Þ) 554 516
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
1.940% due 11/17/25 805 795
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 248 232
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 57 52
Sycamore Tree CLO, Ltd.
Series 2023-2A Class A
1.000% due 04/20/35 (CME Term
SOFR 3 Month + 2.330%)(Ê)(Þ) 250 249
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58
(~
)(Ê)(Þ) 561 541
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 360 351
Toyota Auto Receivables Owner Trust
Series 2022-C Class A3
3.760% due 04/15/27 500 492
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,262
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 256 253
USAA Auto Owner Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-A Class A3
4.860% due 11/16/26 (Þ) 925 927
Verizon Master Trust
Series 2022-3 Class A
3.010% due 05/20/27 1,100 1,082
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 197 167
World Omni Auto Receivables Trust
Series 2022-A Class A3
3.210% due 02/18/25 245 240
35,997
Corporate Bonds and Notes - 39.8%
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 855 814
AbbVie, Inc.
3.600% due 05/14/25 270 263
Series WI
2.600% due 11/21/24 720 694
Air Lease Corp.
5.300% due 02/01/28 60 60
Series MTN
0.700% due 02/15/24 670 639
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 541 529
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 602 582
Altria Group, Inc.
4.400% due 02/14/26 979 975
Amazon.com, Inc.
1.000% due 05/12/26 140 126
3.300% due 04/13/27 120 116
Ameren Corp.
1.950% due 03/15/27 360 324
American Express Co.
2.500% due 07/30/24 330 319
2.250% due 03/04/25 660 628
3.950% due 08/01/25 880 866
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,470
1.200% due 07/08/25 560 516
1.300% due 09/09/26 450 403
American International Group, Inc.
2.500% due 06/30/25 150 143
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 990
Amgen, Inc.
1.900% due 02/21/25 220 207
Apple, Inc.
0.700% due 02/08/26 655 590
Aptiv PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.396% due 02/18/25 350 334
Ares Capital Corp.
4.250% due 03/01/25 569 549
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 146
AT&T, Inc.
1.700% due 03/25/26 1,990 1,826
Athene Global Funding
4.900% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 709
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,130 1,128
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 1,176 1,138
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,191
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 140 137
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 313
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,150 1,079
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,064
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 370 332
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 474
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 110 103
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,192
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 190 185
BankUnited , Inc.
4.875% due 11/17/25 578 573
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 694 612
Baxter International, Inc.
Series WI
1.322% due 11/29/24 740 695
Becton Dickinson and Co.
3.363% due 06/06/24 296 290
Series WI
6.700% due 12/01/26 175 187
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,502
Berkshire Hathaway, Inc.
3.125% due 03/15/26 598 581
Berry Global, Inc.
Series WI

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.950% due 02/15/24 608 581
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 603 581
Blackstone Holdings Finance Co. LLC
5.900% due 11/03/27 (Þ) 589 613
Boeing Co. (The)
1.950% due 02/01/24 975 945
2.800% due 03/01/24 270 263
4.875% due 05/01/25 300 300
2.196% due 02/04/26 535 495
Bristol-Myers Squibb Co.
0.750% due 11/13/25 370 336
Broadcom, Inc.
Series WI
3.625% due 10/15/24 687 673
3.150% due 11/15/25 1,002 958
Brown & Brown, Inc.
4.200% due 09/15/24 561 553
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 689 680
Cargill, Inc.
4.875% due 10/10/25 (Þ) 900 906
0.750% due 02/02/26 (Þ) 100 90
Carrier Global Corp.
Series WI
2.242% due 02/15/25 620 589
Caterpillar Financial Services Corp.
0.800% due 11/13/25 80 73
CBRE Services, Inc.
4.875% due 03/01/26 601 598
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 550 550
Celanese US Holdings LLC
5.900% due 07/05/24 605 608
1.400% due 08/05/26 841 724
Centene Corp.
Series WI
4.250% due 12/15/27 60 58
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 471
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series USD
4.500% due 02/01/24 562 557
Series WI
4.908% due 07/23/25 620 617
Chevron Corp.
0.687% due 08/12/25 832 758
Cigna Corp.
3.250% due 04/15/25 660 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,255 1,188
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 680 672
5.500% due 09/13/25 760 770
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 150 144
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 760 729
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 182
CNH Industrial Capital LLC
3.950% due 05/23/25 597 584
1.450% due 07/15/26 350 314
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,090
Comcast Corp.
3.700% due 04/15/24 455 450
Commonwealth Edison Co.
3.100% due 11/01/24 579 563
Constellation Brands, Inc.
5.000% due 02/02/26 475 475
Constellation Energy Generation LLC
3.250% due 06/01/25 475 457
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 160 142
Costco Wholesale Corp.
2.750% due 05/18/24 581 569
CVS Health Corp.
3.875% due 07/20/25 1,070 1,048
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 1,120 1,108
Devon Energy Corp.
5.850% due 12/15/25 180 185
Series WI
5.250% due 09/15/24 180 180
5.250% due 10/15/27 180 181
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 566
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 17
DR Horton, Inc.
2.500% due 10/15/24 200 192
DTE Energy Co.
0.671% due 11/01/24 (~)(Ê) 725 717
Edison International
4.950% due 04/15/25 170 169
Elevance Health, Inc.
3.500% due 08/15/24 455 445
Enbridge Energy Partners, LP

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 10/15/25 527 538
Energy Transfer, LP
2.900% due 05/15/25 310 296
Entergy Louisiana LLC
0.950% due 10/01/24 340 320
Enterprise Products Operating LLC
3.900% due 02/15/24 581 575
3.750% due 02/15/25 1,000 984
EOG Resources, Inc.
3.150% due 04/01/25 220 213
EQT Corp.
3.125% due 05/15/26 (Þ) 140 131
3.900% due 10/01/27 390 370
5.000% due 01/15/29 10 10
Exxon Mobil Corp.
2.019% due 08/16/24 588 567
2.992% due 03/19/25 660 642
3.043% due 03/01/26 1,100 1,060
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 576 564
Ford Motor Co.
6.950% due 03/06/26 475 486
Ford Motor Credit Co. LLC
4.950% due 05/28/27 400 382
Fortinet, Inc.
1.000% due 03/15/26 330 294
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 742 656
FS KKR Capital Corp.
4.125% due 02/01/25 569 548
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 661
1.625% due 01/15/26 (Þ) 285 257
GE Healthcare Holding LLC
5.600% due 11/15/25 (Þ) 435 442
General Mills, Inc.
4.000% due 04/17/25 1,300 1,280
General Motors Financial Co., Inc.
2.750% due 06/20/25 450 425
6.050% due 10/10/25 440 448
1.250% due 01/08/26 650 583
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 151
GLP Capital, LP / GLP Financing II,
Inc.
3.350% due 09/01/24 546 527
5.375% due 04/15/26 90 90
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 557
Goldman Sachs Group, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/01/25 1,200 1,165
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,290 1,250
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 120 118
Series DMTN
3.625% due 02/20/24 930 917
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,170 1,046
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 535
GSK Consumer Healthcare Capital UK
PLC
Series WI
3.125% due 03/24/25 1,348 1,297
Harman International Industries, Inc.
4.150% due 05/15/25 590 578
HCA, Inc.
5.250% due 04/15/25 395 395
5.875% due 02/15/26 582 592
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 466
Home Depot, Inc. (The)
2.700% due 04/15/25 130 125
2.875% due 04/15/27 30 28
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,353
Humana, Inc.
3.850% due 10/01/24 585 576
4.500% due 04/01/25 110 110
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,563
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 664 597
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 229
3.050% due 04/29/26 (Þ) 650 610
John Deere Capital Corp.
0.450% due 06/07/24 700 662
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,416
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 600 594
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 290 276
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 447
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 810 796
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 337
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 1,565 1,470

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 224
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 500 445
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 330 297
KeyCorp.
4.700% due 01/26/26 395 395
Kilroy Realty, LP
3.450% due 12/15/24 567 548
Kinder Morgan, Inc.
4.300% due 06/01/25 560 554
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 618 588
Kroger Co. (The)
3.500% due 02/01/26 613 594
L3Harris Technologies, Inc.
3.832% due 04/27/25 80 78
Las Vegas Sands Corp.
3.200% due 08/08/24 190 183
2.900% due 06/25/25 290 272
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49(Ø)(Š)(Æ) 270 —
Lowe's Cos., Inc.
3.125% due 09/15/24 692 673
4.400% due 09/08/25 440 438
Magallanes, Inc.
3.788% due 03/15/25 (Þ) 599 579
3.755% due 03/15/27 (Þ) 200 187
Series 144a
3.638% due 03/15/25 (Þ) 1,090 1,051
Main Street Capital Corp.
5.200% due 05/01/24 568 565
Marathon Petroleum Corp.
4.700% due 05/01/25 320 319
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 260 256
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 604 590
McDonald's Corp.
3.300% due 07/01/25 400 389
Merck & Co., Inc.
2.750% due 02/10/25 1,300 1,259
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 606
Meta Platforms, Inc.
Series WI
3.500% due 08/15/27 712 684
Microsoft Corp.
3.125% due 11/03/25 1,706 1,660
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mid-America Apartments, LP
3.750% due 06/15/24 565 554
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 589 565
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 340 334
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 714
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 870 863
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 990 881
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 230 233
Series GMTN
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 463
Series VAR
6.138% due 10/16/26 (SOFR +
1.770%)(Ê) 420 433
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 645 618
MPLX, LP
4.000% due 02/15/25 210 205
1.750% due 03/01/26 625 569
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 306
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 625 586
Netflix, Inc.
5.750% due 03/01/24 678 681
New York Life Global Funding
3.150% due 06/06/24 (Þ) 320 313
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 415 412
NiSource, Inc.
0.950% due 08/15/25 435 396
Northrop Grumman Corp.
2.930% due 01/15/25 130 126
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 511
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 581 559
Occidental Petroleum Corp.
3.000% due 02/15/27 30 28
Omega Healthcare Investors, Inc.
4.950% due 04/01/24 570 566
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 234
Oracle Corp.
2.500% due 04/01/25 1,070 1,020

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.650% due 03/25/26 390 356
2.650% due 07/15/26 581 544
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 626 590
Owl Rock Capital Corp.
3.750% due 07/22/25 577 541
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,225
Pacific Gas and Electric Co.
4.950% due 06/08/25 220 218
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 459
PayPal Holdings, Inc.
2.400% due 10/01/24 490 473
PepsiCo, Inc.
2.850% due 02/24/26 569 545
Philip Morris International, Inc.
2.875% due 05/01/24 200 195
0.875% due 05/01/26 240 214
Pioneer Natural Resources Co.
1.125% due 01/15/26 490 443
PPG Industries, Inc.
1.200% due 03/15/26 150 135
Pricoa Global Funding I
4.200% due 08/28/25 (Þ) 260 256
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 257
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,136
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,100 1,046
Prospect Capital Corp.
3.706% due 01/22/26 602 548
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 985
Series REGS
1.170% due 07/15/25 (Þ) 930 845
Raytheon Technologies Corp.
3.950% due 08/16/25 130 128
Realty Income Corp.
4.600% due 02/06/24 570 568
Republic Services, Inc.
0.875% due 11/15/25 663 597
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 611 583
RPM International, Inc.
3.750% due 03/15/27 626 598
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 303
Service Properties Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 09/15/25 490 482
Sherwin-Williams Co. (The)
3.450% due 08/01/25 592 573
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 563
Southern Power Co.
0.900% due 01/15/26 550 494
Southwest Airlines Co.
5.250% due 05/04/25 240 242
Spectra Energy Partners, LP
4.750% due 03/15/24 561 559
State Street Corp.
3.776% due 12/03/24 (USD 3 Month
LIBOR + 0.770%)(Ê) 1,155 1,144
Targa Resources Corp.
5.200% due 07/01/27 170 171
TCI Communications, Inc.
7.875% due 02/15/26 475 519
T-Mobile USA, Inc.
2.250% due 02/15/26 390 361
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,695 1,646
Toyota Motor Credit Corp.
3.650% due 08/18/25 600 587
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 20 22
Tyson Foods, Inc.
3.950% due 08/15/24 563 556
Union Pacific Corp.
3.750% due 03/15/24 582 575
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 542 504
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 700 665
UnitedHealth Group, Inc.
2.375% due 08/15/24 664 642
5.150% due 10/15/25 425 433
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,091
US Bank NA
Series BKNT
2.050% due 01/21/25 340 325
Verizon Communications, Inc.
0.750% due 03/22/24 270 258
3.500% due 11/01/24 564 553
4.125% due 03/16/27 150 148
2.100% due 03/22/28 50 45

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.355% due 03/15/32 334 275
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris , Inc.
Series WI
1.650% due 06/22/25 225 207
Visa, Inc.
3.150% due 12/14/25 260 252
VMware, Inc.
1.000% due 08/15/24 695 653
Vontier Corp.
Series WI
1.800% due 04/01/26 165 143
Vornado Realty Trust
3.500% due 01/15/25 635 603
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,906
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,271
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 950 899
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,440 1,375
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 804
Western Midstream Operating, LP
4.650% due 07/01/26 430 414
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 213
Williams Cos., Inc. (The)
4.300% due 03/04/24 830 822
Workday, Inc.
3.500% due 04/01/27 260 249
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 5 5
152,213
International Debt - 18.4%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 546 532
ABPCI Direct Lending Fund CLO
Series 2021-9A Class A1R
1.668% due 11/18/31 (USD 3 Month
LIBOR + 1.400%)(Ê)(Þ) 410 403
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 271
3.500% due 01/15/25 360 346
Series 3NC1
1.750% due 10/29/24 360 336
AGL CLO 6, Ltd.
Series 2021-6A Class AR
6.008% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 248
Ammc CLO 23, Ltd.
Series 2021-23A Class A1R
5.832% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 228
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 527
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 400 391
AREIT, Inc.
Series 2024-CRE Class 1
1.300% due 11/17/24 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 234 226
ASB Bank, Ltd.
3.125% due 05/23/24 (Þ) 587 572
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 813 716
AstraZeneca PLC
0.700% due 05/28/24 626 594
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 530
Banco Santander SA
2.746% due 05/28/25 400 377
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 191
Bancolombia SA
3.000% due 01/29/25 559 530
Bank of Montreal
2.500% due 06/28/24 1,730 1,671
3.700% due 06/07/25 430 420
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 520
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,297
3.450% due 04/11/25 240 233
1.050% due 03/02/26 400 358
Series FXD
2.951% due 03/11/27 736 689
Barclays PLC
6.024% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 401
4.375% due 09/11/24 560 552
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 568
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 870 870
BAT Capital Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.215% due 09/06/26 270 254
BAT International Finance PLC
1.668% due 03/25/26 725 654
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 538
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 564 558
BCRED MML CLO LLC
Series 2021-1A Class A
6.272% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 194
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 203 197
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 680 679
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 159 158
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 160 153
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 537
4.375% due 09/28/25 (Þ) 556 545
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 210 191
1.250% due 06/22/26 678 606
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 277
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 297
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 700 664
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 591 556
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 576
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 552
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 304
Credit Suisse Group AG
7.950% due 01/09/25 250 256
6.373% due 07/15/26 (SOFR +
3.340%)(Ê)(Þ) 430 417
Series FXD
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 02/21/25 365 344
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 191
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 610 595
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 550
Deutsche Bank AG
0.898% due 05/28/24 751 710
3.700% due 05/30/24 566 561
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 248
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 261
EMD Finance LLC
3.250% due 03/19/25 (Þ) 611 591
Enel Finance International NV
1.375% due 07/12/26 (Þ) 616 544
Equinor ASA
2.875% due 04/06/25 2,245 2,170
7.150% due 11/15/25 503 536
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 540 534
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 233
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 565
HCL America, Inc.
1.375% due 03/10/26 (Þ) 765 684
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 249
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Þ) 270 228
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 335 323
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 265
2.633% due 11/07/25 (SOFR +
1.402%)(Ê) 731 697
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 249
ICICI Bank, Ltd.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/18/26 (Þ) 565 543
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 259
Lloyds Banking Group PLC
3.900% due 03/12/24 540 534
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 327
Meituan
2.125% due 10/28/25 (Þ) 675 614
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 253
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 456
1.412% due 07/17/25 650 595
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 656
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 359
National Australia Bank, Ltd.
4.966% due 01/12/26 405 410
National Bank of Canada
Series FXD
0.750% due 08/06/24 635 598
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 533
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 189
Nomura Holdings, Inc.
2.648% due 01/16/25 625 594
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 244
Novartis Capital Corp.
3.400% due 05/06/24 572 564
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 493
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 387
Octagon Investment Partners 47, Ltd.
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 247
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 268
Parliament Funding II, Ltd.
Series 2021-1A Class AR
6.058% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 358 352
Petrobras Global Finance BV
6.250% due 03/17/24 260 261
PFP, Ltd.
Series 2021-8 Class A
1.100% due 08/09/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 217 208
Prosus NV
3.061% due 07/13/31 (Þ) 240 192
Rad CLO 15, Ltd.
Series 2021-15A Class A
5.898% due 01/20/34 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 250 247
Reckitt Benckiser Treasury Services
PLC
2.750% due 06/26/24 (Þ) 593 576
Royal Bank of Canada
3.375% due 04/14/25 400 390
Royal Bank of Scotland Group PLC
4.800% due 04/05/26 702 700
Sands China, Ltd.
Series WI
2.800% due 09/08/22 200 175
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 545
Setanta Aircraft Leasing DAC Term
Loan B
0.000% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê)(v) 130 130
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 228
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 244
Sky, Ltd.
3.750% due 09/16/24 (Þ) 563 553
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 548
Standard Chartered PLC
0.991% due 01/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.780%)(Ê)(Þ) 621 594
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 266
State Bank of India
4.875% due 04/17/24 (Þ) 385 383
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 565 558
1.402% due 09/17/26 340 301

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 495
Suncor Energy, Inc.
7.875% due 06/15/26 489 531
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 607 602
Swedbank AB
3.356% due 04/04/25 (Þ) 840 810
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 406
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
5.358% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 125 125
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 291 287
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 430 386
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,315
3.766% due 06/06/25 415 406
0.750% due 09/11/25 500 452
TotalEnergies Capital International SA
2.434% due 01/10/25 1,200 1,155
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 155
TransCanada PipeLines , Ltd.
1.000% due 10/12/24 560 524
TSMC Arizona Corp.
1.750% due 10/25/26 977 884
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 366
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,575
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 911
1.375% due 01/13/25 (Þ) 500 469
4.125% due 09/24/25 (Þ) 540 529
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 320 315
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 747 678
Unilever Capital Corp.
2.600% due 05/05/24 584 569
3.100% due 07/30/25 1,500 1,450
Vale Overseas, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 08/10/26 791 823
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 565
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 609 581
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
6.012% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 450
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
5.946% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 386
70,365
Loan Agreements - 0.5%
APi Group DE, Inc. Term Loan B
0.000% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê)(v) 117 117
Asurion LLC 2021 Term Loan B9
0.000% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê)(v) 129 121
Caesars Resort Collection LLC 1st Lien
Term Loan B
0.000% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê)(v) 98 98
Charter Communications Operating
LLC Term Loan B1
0.000% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 129 128
Charter Communications Operating
LLC Term Loan B2
0.000% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 129 128
Clarios Global, LP 2021 Term Loan B
0.000% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê)(v) 130 129
Genesee & Wyoming, Inc. New Term
Loan
0.000% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê)(v) 129 128
Hudson River Trading LLC Term Loan
0.000% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 129 125
Nexstar Broadcasting, Inc. Term Loan
B4
0.000% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê)(v) 77 77
Prime Security Services Borrower LLC
2021 Term Loan
0.000% due 09/23/26 (USD 3 Month
LIBOR  + 2.750%)(Ê)(v) 129 129
Rent-A-Center, Inc. 1st Lien Term
Loan B
0.000% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê)(v) 129 125
Sungard AS New Holdings III LLC
Term Loan
0.000% due 08/01/24 (USD 3 Month
LIBOR  + 3.750%)(Ê)(v) 75 51

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VFH Parent LLC 2022 Term Loan B
0.000% due 01/13/29(~)(Ê)(v) 129 128
Virgin Media Secured Finance PLC
Term Loan
0.000% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê)(v) 130 129
XPO Logistics, Inc. Term Loan
0.000% due 02/23/25 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 130 130
1,743
Mortgage-Backed Securities - 9.0%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 252 230
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 312
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 136 130
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 290
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 77 73
Series 2020-BN28 Class A1
0.628% due 03/15/63 26 26
Series 2020-BN29 Class A1
0.549% due 11/15/53 833 775
Barclays Commercial Mortgage
Securities Trust
Series 2018-TALL Class A
2.499% due 03/15/37 (USD 1 Month
LIBOR + 0.722%)(Ê)(Þ) 495 460
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 436 401
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 110 105
Series 2020-B21 Class A1
0.537% due 12/17/53 215 202
Series 2020-B21 Class A2
1.738% due 12/15/53 485 446
Series 2020-B22 Class A1
0.509% due 01/15/54 916 842
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,167 301
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 529 484
BX Trust
Series 2019-MMP Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 541
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 193
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 300
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 310 294
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 301
Series 2021-CIP Class A
1.021% due 12/15/28 (USD 1 Month
LIBOR + 0.921%)(Ê)(Þ) 250 245
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 431
Series 2021-SDMF Class F
2.491% due 09/15/34 (USD 1 Month
LIBOR + 1.937%)(Ê)(Þ) 280 262
Series 2021-VOLT Class A
0.800% due 09/15/36 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 310 302
Series 2021-XL2 Class A
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 287 279
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 287 276
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 245
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 223 218
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 383
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A1
1.846% due 02/15/53 99 95
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 103 95
COMM Mortgage Trust
3.497% due 02/10/49 407 390
Commercial Mortgage Trust
Series 2013-CR11 Class ASB
3.660% due 10/10/46 33 32
Series 2014-CR20 Class ASB
3.305% due 11/10/47 101 99
Series 2014-UBS5 Class A3
3.565% due 09/10/47 1,460 1,420
Series 2015-CR22 Class ASB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.144% due 03/10/48 92 91
Series 2015-LC23 Class ASB
3.598% due 10/10/48 28 27
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 290
Series 2021-PF1 Class A1
1.122% due 11/15/54 713 658
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 206 183
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 189 151
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 96 92
Series 2015-C3 Class ASB
3.448% due 08/15/48 76 75
Series 2016-C7 Class ASB
3.314% due 11/15/49 158 153
Series 2020-C19 Class A1
1.296% due 03/15/53 155 148
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 152 133
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 239
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 312 308
Fannie Mae
4.500% due 2025 28 28
2.500% due 2035 373 355
3.000% due 2040 1,512 1,425
5.500% due 2052 295 300
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 8
Series 2012-111 Class UC
1.350% due 10/25/27 492 463
Freddie Mac
3.284% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 846 812
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,477 1,364
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 162 154
Series 2013-4182 Class UC
1.500% due 09/15/27 140 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 88 88
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 203 201
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 59 59
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 59
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 207 201
Series 2016-H11 Class HA
2.500% due 01/20/66 893 859
Series 2017-H03 Class NA
3.125% due 10/20/66 702 676
Series 2017-H23 Class MA
3.000% due 11/20/67 220 211
Series 2021-H15 Class HB
1.250% due 09/20/65 634 610
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 405
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 241
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 510
Series 2014-C24 Class A2
2.940% due 11/15/47 26 25
Series 2016-C2 Class ASB
2.954% due 06/15/49 490 471
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C14 Class B
4.847% due 08/15/46 (~)(Ê) 510 495
Series 2014-C21 Class AS
3.997% due 08/15/47 300 290
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 107
Series 2017-JP5 Class ASB
3.549% due 03/15/50 320 309
Series 2017-JP7 Class A3
3.379% due 09/15/50 800 773
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 432 424

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 235
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 62 61
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 172 162
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 240
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C12 Class ASB
3.824% due 10/15/46 16 16
Series 2015-C25 Class A3
3.280% due 10/15/48 279 272
Series 2016-C32 Class ASB
3.514% due 12/15/49 253 245
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 361 333
Series 2021-L7 Class A1
0.881% due 08/15/26 1,017 931
Mortgage Repurchase Agreement
Financing Trust II
Series 2022-S1 Class A1
6.228% due 03/30/25 (SOFR 30 Day
Average + 2.000%)(Ê)(Š)(Þ) 180 176
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 220 202
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 268
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 210 185
Onslow Bay Financial LLC
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 13 13
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 126 122
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 171 166
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 225 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 302
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 239
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 264
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 553 518
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 340 315
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 801 770
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 649 624
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 106 103
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 215 189
Series 2020-C57 Class A1
0.903% due 08/15/53 133 125
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
3.337% due 06/15/46 686 679
Series 2014-C25 Class ASB
3.369% due 11/15/47 401 394
34,440
Municipal Bonds - 0.2%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 610 610
United States Government Agencies - 0.9%
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 118
0.710% due 04/21/25 1,900 1,757
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,415
Tennessee Valley Authority
0.750% due 05/15/25 370 342
3,632
United States Government Treasuries - 9.0%
United States Treasury Notes
0.250% due 06/15/24 6,470 6,102
1.250% due 08/31/24 7,300 6,947

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 10/15/25 11,970 12,061
0.750% due 05/31/26 4,340 3,928
1.250% due 11/30/26 190 173
2.750% due 07/31/27 1,390 1,338
4.125% due 10/31/27 1,480 1,511
3.500% due 01/31/28 2,495 2,484
34,544
Total Long-Term Investments
(cost $347,471) 333,544
Short-Term Investments - 12.5%
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 535
American Express Co.
Series FIX
3.700% due 08/03/23 1,100 1,094
Apple, Inc.
0.750% due 05/11/23 1,500 1,484
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 169
Banco Santander SA
3.848% due 04/12/23 200 199
BNP Paribas SA
Series REGS
3.500% due 03/01/23 1,100 1,099
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 235
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 1,520 1,496
Caterpillar Financial Services Corp.
0.250% due 03/01/23 1,100 1,096
Chevron Corp.
1.141% due 05/11/23 1,600 1,584
CNH Industrial Capital LLC
1.950% due 07/02/23 500 493
Collateralized Commercial Paper FLEX
Co. LLC
4.883% due 07/05/23 1,400 1,370
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 995 959
Continental Resources, Inc.
4.500% due 04/15/23 360 359
CRC Funding LLC
4.695% due 04/18/2 300 297
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 250 242
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 06/09/23 690 682
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 270
DBS Bank, Ltd.
4.962% due 07/27/23 1,200 1,171
Duke Energy Progress LLC
3.375% due 09/01/23 190 188
Energy Transfer, LP
Series 5Y
4.200% due 09/15/23 260 258
Federal Home Loan Bank Discount
Notes
4.590% due 02/10/23 5,000 4,995
4.683% due 03/24/23 1,200 1,192
Federation des Caisses Desjardins du
Quebec
4.560% due 03/17/23 1,200 1,193
Ford Motor Credit Co. LLC
3.370% due 11/17/23 550 537
Fox Corp.
Series WI
4.030% due 01/25/24 420 416
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 273
0.800% due 01/08/24 (Þ) 210 202
Liberty Funding LLC
4.887% due 06/21/23 700 687
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 554
Morgan Stanley
Series 1654
4.100% due 05/22/23 455 454
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 316
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,100 1,089
New York Life Global Funding
0.400% due 10/21/23 (Þ) 220 213
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 394
Pacific Gas and Electric Co.
1.700% due 11/15/23 500 487
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,132
Pioneer Natural Resources Co.
0.550% due 05/15/23 250 247
Royal Bank of Canada
0.500% due 10/26/23 1,400 1,355
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 468
Salesforce.com, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/11/23 110 110
Sanofi
3.375% due 06/19/23 1,300 1,291
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 526
SMRT Trust
Series 2022-MINI Class A
1.050% due 01/15/24 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 244
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/22 (USD 3 Month
LIBOR  + 2.750%)(Ê)(v) 237 31
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 290 286
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 66 66
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 684
U.S. Cash Management Fund(@) 9,967,210(∞) 9,965
United States Treasury Bills
4.587% due 04/06/23
(ž)
235 233
United States Treasury Notes
0.125% due 09/15/23 2,700 2,624
Total Short-Term Investments
(cost $48,164) 47,544
Total Investments - 99.7%
(identified cost $395,635) 381,088
Other Assets and Liabilities,
Net - 0.3%
1,305
Net Assets - 100.0%
382,393

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.8%
7-Eleven, Inc. 01/27/21 855,000 98.80 841
814
ABN AMRO Bank NV 06/11/21 546,000 109.64 599
532
ABPCI Direct Lending Fund CLO 11/24/21 410,000 100.00 410
403
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
503
AIG Global Funding 06/29/20 545,000 99.99 545
535
Aircastle , Ltd. 12/27/21 541,000 107.20 580
529
Allegro CLO XI, Ltd. 04/13/22 250,000 99.93 250
248
Ammc CLO 23, Ltd. 10/13/21 230,000 100.00 230
228
AMSR Trust 01/24/23 350,000 90.98 318
318
Anglo American Capital PLC 05/20/21 540,000 104.20 563
527
Arbor Multifamily Mortgage Securities Trust 09/27/21 252,261 100.00 252
230
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.89 355
312
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 260,000 100.00 260
255
AREIT, Inc. 09/28/21 135,532 100.00 136
130
AREIT, Inc. 01/14/22 234,172 100.00 234
226
ASB Bank, Ltd. 06/17/22 587,000 98.98 581
572
Ashtead Capital, Inc. 07/22/22 813,000 89.09 724
716
Athene Global Funding 05/21/21 715,000 100.00 715
709
Avenue of Americas 10/20/21 310,000 99.88 310
290
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 300,000 102.52 308
298
Avis Budget Rental Car Funding (AESOP) LLC 04/20/22 875,000 100.55 880
863
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,405,000 99.98 1,405
1,388
Avolon Holdings Funding, Ltd. 05/20/21 170,000 102.25 174
169
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 101.34 544
530
Bank of The West Auto Trust 06/22/22 595,000 98.97 589
587
Barclays Commercial Mortgage Securities Trust 05/24/22 495,000 96.14 476
460
Bayer US Finance II LLC 05/07/21 542,000 109.15 592
538
BBVA Bancomer SA 11/05/20 564,000 103.11 582
558
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
194
BDS, Ltd. 07/22/21 202,739 100.00 203
197
Bharti Airtel International Netherlands BV 04/25/22 680,000 101.82 692
679
Black Diamond CLO, Ltd. 07/15/21 159,459 100.00 159
158
Blackstone Holdings Finance Co. LLC 12/15/22 589,000 102.58 604
613
BMW US Capital LLC 05/20/21 160,000 100.28 160
153
BNP Paribas SA 05/20/21 540,000 105.31 569
537
BNP Paribas SA 05/26/21 556,000 107.16 596
545
BPR Trust 09/10/21 250,000 100.00 250
235
BX Trust 11/09/20 547,261 99.46 544
541
BX Trust 01/05/21 440,000 100.00 440
431
BX Trust 06/16/21 250,000 100.43 251
193
BX Trust 10/13/21 310,000 99.54 309
294
BX Trust 10/13/21 310,000 99.77 309
300
BX Trust 10/14/21 287,282 99.54 286
276
BX Trust 10/14/21 287,282 99.54 286
279
BX Trust 10/28/21 310,000 99.39 308
301
BX Trust 12/02/21 250,000 99.87 250
245
BX Trust 01/07/22 310,000 99.77 309
302
BX Trust 01/21/22 250,000 100.00 250
245
BX Trust 02/10/22 222,814 99.60 222
218
BX Trust 04/28/22 280,000 94.89 266
262
BXMT, Ltd. 04/09/21 330,000 100.00 330
327
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
383
Cargill, Inc. 01/28/21 100,000 99.79 100
90
Cargill, Inc. 10/05/22 900,000 99.92 899
906
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
277
CarVal CLO VII-C, Ltd. 01/26/23 180,000 100.00 180
180
CCG Receivables Trust 10/13/21 316,399 99.99 316
303
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
297
COLT Mortgage Loan Trust 02/18/22 102,782 100.00 103
95
Commercial Mortgage Trust 01/30/20 310,000 102.49 318
290
Continental Resources, Inc. 11/09/21 160,000 93.31 149
142
Cooperatieve Rabobank UA 04/05/22 700,000 99.19 694
664
Credicorp , Ltd. 06/07/21 591,000 100.12 592
556
Credit Agricole SA 08/20/20 590,000 105.73 624
576
Credit Agricole SA 05/20/21 340,000 99.04 337
304
Credit Agricole SA 08/10/21 598,000 101.40 606
552
Credit Suisse Group AG 08/08/22 430,000 100.00 430
417
Credit Suisse Mortgage Trust 09/27/21 189,140 100.00 189
151

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Suisse Mortgage Trust 03/04/22 205,863 97.30 200
183
Daimler Finance NA LLC 05/20/21 210,000 100.53 211
191
Danske Bank A/S 10/14/20 612,000 99.93 612
550
Danske Bank A/S 05/20/21 270,000 104.14 281
270
Danske Bank A/S 03/28/22 610,000 99.79 609
595
DISH DBS Corp. 11/10/21 20,000 100.00 20
17
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
248
Dryden Senior Loan Fund 04/08/22 270,000 99.21 268
261
Ellington Financial Mortgage Trust 01/14/22 151,891 100.00 152
133
ELP Commercial Mortgage Trust 11/01/21 250,000 99.64 249
239
EMD Finance LLC 05/17/22 611,000 99.28 607
591
Enel Finance International NV 08/10/21 616,000 100.09 617
544
Enterprise Fleet Financing LLC 03/07/22 719,432 98.52 709
699
Enterprise Fleet Financing LLC 03/23/22 375,692 99.99 376
366
Enterprise Fleet Financing LLC 08/16/22 250,000 99.99 250
246
EQT Corp. 09/07/21 140,000 102.14 143
131
Extended Stay America Trust 06/24/21 312,382 100.00 312
308
FirstEnergy Transmission LLC 02/10/22 576,000 102.37 590
564
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 88,365 100.82 89
88
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 202,773 100.00 203
201
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 58,951 100.00 59
59
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
59
GA Global Funding Trust 01/08/21 285,000 99.93 285
257
GA Global Funding Trust 09/07/21 715,000 99.88 714
661
GE Healthcare Holding LLC 11/09/22 435,000 99.79 434
442
Georgia-Pacific LLC 05/20/21 170,000 98.86 168
151
Glencore Funding LLC 05/20/21 540,000 103.02 556
534
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
374
GoodGreen Trust 04/21/21 185,378 99.98 185
154
Great Lakes Kcap F3c Senior LLC 07/26/21 294,137 100.00 294
292
Great Wolf Trust 09/01/20 410,000 97.31 399
405
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.41 258
233
Halsey Point CLO I, Ltd. 07/28/21 570,000 99.90 569
565
Hawaii Hotel Trust 06/17/21 250,000 100.14 250
241
HCL America, Inc. 09/15/22 765,000 90.12 689
684
Hertz Vehicle Financing III LLC 03/25/22 725,000 100.00 725
709
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.96 250
220
Hertz Vehicle Financing III, LP 05/27/22 300,000 91.47 274
265
Hertz Vehicle Financing LLC 06/24/21 890,000 99.71 887
828
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
287
HGI CRE CLO, Ltd. 09/17/21 260,000 100.00 260
249
Highmark, Inc. 05/05/21 520,000 99.91 520
466
Hildene Community Funding CDO, Ltd. 11/15/21 270,000 100.00 270
228
Hilton Grand Vacations Trust 06/02/20 185,472 99.99 185
176
Hyundai Capital America 09/15/20 280,000 99.98 280
273
Hyundai Capital America 05/21/21 210,000 99.92 210
202
ICICI Bank, Ltd. 07/07/21 565,000 106.01 599
543
International Flavors & Fragrances, Inc. 06/16/22 664,000 91.44 607
597
Jackson National Life Global Funding 06/23/20 650,000 104.41 679
610
Jackson National Life Global Funding 01/05/22 245,000 99.99 245
229
JPMorgan Chase Bank NA 08/27/20 96,168 100.00 96
95
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 432,214 100.00 432
424
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.77 249
235
KKR Industrial Portfolio Trust 01/12/21 62,488 100.00 63
61
Legacy Mortgage Asset Trust 10/06/21 172,202 103.94 179
162
Lunar Structured Aircraft Portfolio Notes 11/05/21 217,241 100.00 217
177
Magallanes, Inc. 03/09/22 1,090,000 99.70 1,088
1,051
Magallanes, Inc. 03/09/22 200,000 99.18 198
187
Magallanes, Inc. 04/25/22 599,000 99.29 595
579
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.07 330
327
MBRT Institutional Ownership 06/17/21 250,000 99.55 249
240
Meituan 03/08/21 675,000 100.17 676
614
Mercury Financial Credit Card Master Trust 06/17/21 250,000 100.42 251
250
Met Tower Global Funding 09/07/21 685,000 99.93 685
606
MF1, Ltd. 09/10/21 260,000 100.00 260
253
Mondelez International Holdings Netherlands BV 11/09/20 589,000 102.14 602
565
Mortgage Repurchase Agreement Financing Trust II 09/29/22 180,000 100.00 180
176
National Securities Clearing Corp. 05/20/21 340,000 99.28 338
306

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nationwide Building Society 05/20/21 330,000 100.01 330
316
Navient Private Education Refi Loan Trust 01/28/21 88,180 102.04 90
87
Navient Private Education Refi Loan Trust 01/27/23 230,612 96.59 223
224
Nelnet Student Loan Trust 01/07/22 250,000 100.40 251
238
Nestle Holdings, Inc. 01/14/20 1,100,000 100.86 1,110
1,089
Nestle Holdings, Inc. 06/17/22 625,000 95.63 598
586
New Residential Mortgage Loan Trust 03/03/22 219,561 99.63 219
202
New York Life Global Funding 05/20/21 220,000 100.04 220
213
New York Life Global Funding 06/01/22 320,000 99.95 320
313
Nissan Motor Acceptance Corp. 05/20/21 400,000 101.26 405
394
Nissan Motor Co., Ltd. 04/25/22 200,000 97.87 196
189
Nordea Bank Abp 05/21/21 270,000 99.51 269
244
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.90 569
511
NTT Finance Corp. 02/24/21 550,000 100.00 550
493
NYO Commercial Mortgage Trust 11/08/21 310,000 99.53 309
268
OBX Trust 01/18/22 209,930 100.00 210
185
OCP CLO, Ltd. 07/26/21 390,000 100.04 390
387
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.27 251
247
Onslow Bay Financial LLC 09/18/20 13,192 100.00 13
13
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.11 270
268
Pacific Life Global Funding II 06/17/20 500,000 99.89 499
459
Parliament Funding II, Ltd. 11/15/21 357,990 100.00 358
352
PFP, Ltd. 09/16/21 216,978 100.00 217
208
PMT Credit Risk Transfer Trust 06/14/21 125,849 100.34 126
122
Premier Global Infrastructure Trust PLC 09/30/21 171,344 99.24 170
166
Pricoa Global Funding I 08/24/22 260,000 99.95 260
256
Principal Life Global Funding II 06/16/20 280,000 99.96 280
257
Progress Residential Trust 12/08/22 554,004 91.51 507
516
Prosus NV 07/07/21 240,000 100.00 240
192
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
985
Protective Life Global Funding 07/08/20 930,000 100.00 930
845
Rad CLO 15, Ltd. 11/23/21 250,000 100.00 250
247
Reckitt Benckiser Treasury Services PLC 06/16/22 593,000 98.39 583
576
Roche Holdings, Inc. 06/21/22 611,000 96.75 591
583
Santander UK Group Holdings PLC 07/30/20 531,000 102.50 544
526
Saudi Arabian Oil Co. 04/06/20 560,000 100.13 561
545
Sealed Air Corp. 09/15/21 345,000 100.00 345
303
SG Capital Partners LLC 03/02/22 225,286 99.84 225
208
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.39 233
228
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.64 269
244
Sky, Ltd. 08/10/21 563,000 104.69 589
553
SMRT Trust 01/21/22 250,000 100.00 250
244
Societe Generale SA 06/02/20 566,000 102.39 580
548
SoFi Professional Loan Program Trust 05/14/20 57,153 99.99 57
52
SREIT Trust 11/16/21 310,000 99.45 308
302
Standard Chartered PLC 05/21/21 280,000 100.46 281
266
Standard Chartered PLC 06/17/22 621,000 95.63 594
594
Starwood Real Estate Income Trust 07/12/21 250,000 99.67 249
239
State Bank of India 06/03/20 385,000 102.41 394
383
STWD Trust 11/24/21 270,000 99.65 269
264
Sumitomo Mitsui Financial Group, Inc. 06/08/21 565,000 104.01 588
558
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.98 520
495
SURA Asset Management SA 08/21/20 607,000 103.20 626
602
Swedbank AB 03/29/22 840,000 99.93 839
810
Sycamore Tree CLO, Ltd. 01/25/23 250,000 99.50 249
249
Symphony CLO XIX, Ltd. 09/09/20 410,000 99.08 406
406
Symphony CLO XXVI, Ltd. 02/05/21 125,000 100.00 125
125
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 610,000 100.00 610
610
TCI-Flatiron CLO, Ltd. 01/14/22 291,449 100.00 291
287
Towd Point Mortgage Trust 07/01/19 561,397 101.16 567
541
Towd Point Mortgage Trust 11/18/21 553,065 101.05 559
518
Towd Point Mortgage Trust 11/19/21 359,783 102.15 368
351
Towd Point Mortgage Trust 12/15/21 339,804 96.97 330
315
TSMC Global, Ltd. 09/23/20 405,000 99.95 405
366
UBS Group AG 07/27/20 930,000 100.00 930
911
UBS Group AG 02/05/21 1,650,000 100.00 1,650
1,575
UBS Group AG 05/21/21 540,000 107.45 580
529
UBS Group AG 01/04/22 500,000 99.85 499
469

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UBS Group AG 05/03/22 320,000 100.00 320
315
UniCredit SpA 10/21/22 747,000 86.01 642
678
UNIFY Auto Receivables Trust 03/18/21 255,767 100.00 256
253
United Airlines, Inc. 05/21/21 700,000 101.41 710
665
USAA Auto Owner Trust 10/04/22 925,000 100.00 925
927
Vertiv Group Corp. 03/16/22 10,000 89.09 9
9
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
565
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/22/22 609,000 97.51 594
581
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
450
Wells Fargo Commercial Mortgage Trust 07/30/21 214,703 102.08 219
189
Wendy's Funding LLC 06/15/21 197,000 100.00 197
167
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
386
XPO Logistics, Inc. 03/22/22 5,000 102.35 5 5
83,539
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 50 AUD 6,021 03/23
(57)
Eurodollar Futures 12 USD 2,850 03/23
(2)
Eurodollar Futures 17 USD 4,034 06/23
(163)
Three Month SOFR Futures 12 USD 2,915 03/26
23
United States 2 Year Treasury Note Futures 274 USD 56,348 03/23
159
United States 5 Year Treasury Note Futures 93 USD 10,160 03/23 95
Short Positions
Japanese 10-Year Mini Government Bond Futures 14 JPY 205,240 03/23
(13)
Long Gilt Futures 19 GBP 1,986 03/23
6
Three Month SOFR Futures 62 USD 14,816 03/24
10
United States 2 Year Treasury Note Futures 14 USD 2,879 03/23
4
United States 5 Year Treasury Note Futures 69 USD 7,538 03/23
(66)
United States 10 Year Treasury Note Futures 6 USD 687 03/23 (10)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (14)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 438 GBP 364 02/10/23 11
Citigroup USD 1,642 NZD 2,607 02/10/23 43
Citigroup GBP 192 USD 237 02/10/23 1
Citigroup NZD 142 USD 92 02/10/23 —
State Street USD 283 AUD 400 02/10/23 (1)
State Street USD 1,633 CAD 2,212 02/10/23 30
State Street USD 4,466 EUR 4,207 02/10/23 110
State Street USD 444 JPY 58,281 02/10/23 4
State Street USD 617 JPY 80,333 02/10/23 1
State Street USD 1,509 SEK 15,644 02/10/23 (13)
State Street USD 1,954 SEK 20,554 02/10/23 13
State Street AUD 5,348 USD 3,663 02/10/23 (114)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street CAD 82 USD 61 02/10/23 —
State Street EUR 682 USD 742 02/10/23 —
UBS USD 183 CHF 169 02/10/23 1
UBS CHF 4,871 USD 5,259 02/10/23 (65)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 21
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 3,794 3.500%
(4)
SOFR
(4)
09/30/24
2 (59) (57)
Citigroup USD 3,163 2.770%
(4)
SOFR
(4)
10/14/24
— (85) (85)
Citigroup USD 1,316 SOFR
(4)
2.600%
(4)
10/14/27 1 45 46
Total Open Interest Rate Swap Contracts (å) 3 (99) (96)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Citigroup USD 627 1.000%
(2)
12/20/27
— 8 8
iTraxx Europe Crossover Index Series
38 Goldman Sachs USD 4,886 5.000%
(2)
06/20/27 (104) 298 194
Total Open Credit Indices - Sell Protection Contracts (104) 306 202
Total Open Credit Default Swap Contracts (å) (104) 306 202
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 35,997 $ —
$ —
$ 35,997
Corporate Bonds and Notes — 152,213 —
—
152,213
International Debt — 70,365 —
—
70,365
Loan Agreements — 1,743 —
—
1,743
Mortgage-Backed Securities — 34,264 176
—
34,440
Municipal Bonds — 610 —
—
610
United States Government Agencies — 3,632 —
—
3,632

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United States Government Treasuries — 34,544 —
—
34,544
Short-Term Investments — 37,579 — 9,965 47,544
Total Investments
— 370,947 176 9,965 381,088
Other Financial Instruments
Assets
Futures Contracts 297 — — — 297
Foreign Currency Exchange Contracts — 214 — — 214
Interest Rate Swap Contracts — 46 — — 46
Credit Default Swap Contracts — 202 — — 202
Liabilities
Futures Contracts (311) — — — (311)
Foreign Currency Exchange Contracts — (193) — — (193)
Interest Rate Swap Contracts — (142) — — (142)
Credit Default Swap Contracts — — — — —
Total Other Financial Instruments
*
$ (14) $ 127 $ — $ — $ 113
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
943
Belgium ..............................................................................................
391
Brazil ..................................................................................................
1,084
Canada ................................................................................................
13,285
Cayman Islands ..................................................................................
9,040
China ..................................................................................................
806
Colombia ............................................................................................
1,132
Denmark .............................................................................................
1,415
Finland ...............................................................................................
244
France .................................................................................................
7,189
Germany .............................................................................................
2,745
India ...................................................................................................
2,289
Ireland ................................................................................................
1,252

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands
Country Exposure
Fair Value
$
Israel ...................................................................................................
672
Italy ....................................................................................................
1,222
Japan ..................................................................................................
5,245
Jersey ..................................................................................................
180
Macao .................................................................................................
175
Mexico ...............................................................................................
1,087
Netherlands ........................................................................................
1,455
New Zealand ......................................................................................
572
Norway ...............................................................................................
2,706
Peru ....................................................................................................
556
Saudi Arabia .......................................................................................
545
Singapore ...........................................................................................
1,171
South Africa .......................................................................................
527
South Korea .......................................................................................
228
Spain ..................................................................................................
767
Sweden ...............................................................................................
1,053
Switzerland ........................................................................................
6,304
Taiwan ................................................................................................
1,250
United Kingdom .................................................................................
12,760
United States ......................................................................................
300,798
Total Investments ............................................................................... 381,088

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.7%
Alabama - 1.3%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/25 1,003
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 159
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 416
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,188
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 534
County of Jefferson Sewer Revenue Bonds (µ) 225 6.750 10/01/46 231
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,309
County of Jefferson Sewer Revenue Bonds (µ) 3,545 5.500 10/01/53 3,654
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,309
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,503
Hoover Industrial Development Board Revenue Bonds 1,150 5.750 10/01/49 1,200
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 880
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,122
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 814
MidCity Improvement District Special Assessment 250 4.750 11/01/49 199
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 837
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 346
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/32 1,008
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,709 4.500 05/01/32 1,560
23,272
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/44 1,952
City of Valdez Revenue Bonds (~)(Ê) 1,300 1.850 05/01/31 1,300
3,252
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 5,130 1.770 01/01/37 4,805
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,224
Arizona Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/01/31 505
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,500 6.000 07/01/37 1,560
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 920
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 363
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 64
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 68
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 144
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 787
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 33
Arizona Industrial Development Authority Revenue Bonds 330 5.000 05/01/48 228
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 141
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 124
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 496
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 90
Arizona Industrial Development Authority Revenue Bonds 300 4.000 02/01/50 286
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 68
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,707
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 23
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,937
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 164
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 99
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 664

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 75
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 27
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 279
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,382
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 23
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 99
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,220
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 618
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,011
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 23
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 94
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 677
Glendale Industrial Development Authority Revenue Bonds 400 5.000 05/15/56 355
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 519
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 259
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 150
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 600
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 116
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 224
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 600 4.000 10/15/47 507
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 47
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 116
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 46
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 4.000 07/01/56 151
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 237
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 24
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 48
Salt Verde Financial Corp. Revenue Bonds 200 5.000 12/01/37 212
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 70
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 86
27,818
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 297
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 138
Arkansas Development Finance Authority Revenue Bonds 1,495 4.000 02/01/42 1,433
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 619
Arkansas Development Finance Authority Revenue Bonds (Þ) 4,500 4.500 09/01/49 4,061
Arkansas Development Finance Authority Revenue Bonds (Þ) 250 5.450 09/01/52 249
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,766
8,563
California - 9.2%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 99
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/37 139
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/37 76
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/37 76
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/37 399
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/37 62
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 663
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 474
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 04/01/49 1,783
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 08/01/50 1,959
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 2,316
California County Tobacco Securitization Agency Revenue Bonds 550 4.000 06/01/49 507
California County Tobacco Securitization Agency Revenue Bonds 150 5.000 06/01/49 154
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 2,515 1.500 08/01/52 2,515
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 178
California County Tobacco Securitization Agency Revenue Bonds 6,070 4.904 06/01/55 1,101
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 552
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 810
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,033
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,915
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,081
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 1,325 7.750 11/01/23 1,326
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 810 4.125 01/01/35 755
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 695
California Municipal Finance Authority Revenue Bonds 3,325 4.000 07/15/29 3,293
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 361
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 236
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,527
California Municipal Finance Authority Revenue Bonds 1,130 5.000 10/01/39 1,098
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,040
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,018
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 26
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,791
California Municipal Finance Authority Revenue Bonds 100 5.000 02/01/47 104
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 101
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,633
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,957
California Municipal Finance Authority Revenue Bonds 60 5.000 10/01/49 56
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,733
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 87
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 51
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 237
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 60
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/54 779
California Municipal Finance Authority Revenue Bonds 95 5.000 10/01/54 87
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 42
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 253
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 255
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 586
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 996
California Pollution Control Financing Authority Revenue Bonds (Þ) 420 6.750 12/01/28 305
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 563
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,520 7.500 12/01/40 1,687
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,460 5.000 11/21/45 2,476
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 640
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 993
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 439
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,023
California School Finance Authority Revenue Bonds 60 4.000 07/01/45 51
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 504

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 972
California School Finance Authority Revenue Bonds (Þ) 500 5.000 07/01/50 482
California School Finance Authority Revenue Bonds (Þ) 200 5.000 10/01/50 203
California School Finance Authority Revenue Bonds (Þ) 1,500 4.000 06/01/51 1,177
California School Finance Authority Revenue Bonds 100 4.000 06/01/51 79
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 1,010
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 231
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 249
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 174
California School Finance Authority Revenue Bonds 1,000 4.000 11/01/55 768
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 250
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 572
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 149
California School Finance Authority Revenue Bonds 80 4.000 06/01/61 61
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 91
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 284
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 253
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 202
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 392
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 517
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 251
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 200 0.760 05/15/24 200
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 451
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 206
California Statewide Communities Development Authority Revenue Bonds 675 5.000 08/01/37 706
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 191
California Statewide Communities Development Authority Revenue Bonds 400 5.000 12/01/41 401
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 153
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 500
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,533
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,325
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 279
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 228
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 96
California Statewide Communities Development Authority Revenue Bonds 1,545 5.500 12/01/54 1,554
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 937
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,013
California Statewide Communities Development Authority Special Assessment 120 5.000 09/02/39 127
California Statewide Communities Development Authority Special Assessment 115 5.000 09/02/44 120
California Statewide Communities Development Authority Special Assessment 125 5.000 09/02/48 130
California Statewide Communities Development Authority Special Assessment 95 5.000 09/02/49 98
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 420
California Statewide Communities Development Authority Special Assessment 55 5.000 09/02/50 57
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 568
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,168
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 154
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 510
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,816
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,456
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 525
California Statewide Financing Authority Revenue Bonds 20,000 8.602 06/01/55 1,091

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 68
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 66
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 84
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 256
City of Calimesa Communities Facilities Special Tax 820 4.000 09/01/50 733
City of Dublin Special Tax 75 4.000 09/01/51 65
City of Irvine Special Tax (µ) 100 5.000 09/01/51 107
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 230
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,207
City of Ontario Special Tax 1,325 4.000 09/01/51 1,113
City of Oroville Revenue Bonds 100 5.250 04/01/34 105
City of Oroville Revenue Bonds 185 5.250 04/01/39 191
City of Palm Desert Special Tax 100 3.000 09/01/31 94
City of Palm Desert Special Tax 100 4.000 09/01/51 90
City of Roseville Special Tax 100 5.000 09/01/33 107
City of Roseville Special Tax 25 4.000 09/01/35 25
City of Roseville Special Tax 25 4.000 09/01/40 24
City of Roseville Special Tax 50 4.000 09/01/45 46
City of Roseville Special Tax 1,550 4.000 09/01/50 1,408
City of Sacramento Special Tax 75 4.000 09/01/46 65
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 202
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 243
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,031
County of El Dorado Special Tax 75 5.000 09/01/44 78
County of El Dorado Special Tax 80 5.000 09/01/49 82
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 230
County of San Diego Special Tax 40 3.000 09/01/50 29
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 434
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 977
CSCDA Community Improvement Authority Revenue Bonds 1,000 3.000 12/01/56 709
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 709
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 73
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 104
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 348
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 155
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 4,069
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,360
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,320
Golden State Tobacco Securitization Corp. Revenue Bonds 1,450 3.850 06/01/50 1,313
Golden State Tobacco Securitization Corp. Revenue Bonds 3,025 5.000 06/01/51 3,216
Golden State Tobacco Securitization Corp. Revenue Bonds 62,640
Zero
coupon 06/01/66 7,887
Golden Valley Unified School District Financing Authority Revenue Bonds 25 4.000 09/01/46 22
Golden Valley Unified School District Financing Authority Revenue Bonds 45 4.000 09/01/56 39
Hastings Campus Housing Finance Authority Revenue Bonds 3,500 5.000 07/01/45 3,044
Independent Cities Finance Authority Revenue Bonds (µ) 900 4.000 06/01/46 889
Inland Empire Tobacco Securitization Authority Revenue Bonds 90 3.678 06/01/38 85
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 191
Irvine Unified School District Special Tax Bonds 575 5.000 03/01/57 586
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,053

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 797
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,389
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 429
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 1,185 1.680 07/01/27 1,178
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 490
River Islands Public Financing Authority Special Tax 50 4.000 09/01/46 43
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 231
River Islands Public Financing Authority Special Tax 100 4.000 09/01/51 84
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 322
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,928
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 151
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 304
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 126
Sacramento Airport System Revenue Bonds 520 5.000 07/01/39 550
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 171
San Diego County Regional Airport Authority Revenue Bonds (µ) 1,700 4.000 07/01/51 1,624
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,510
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,751
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,276
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 70
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 93
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 91
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 88
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 294
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 351
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,054
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 201
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 718
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,124
State of California General Obligation Unlimited 230 4.000 04/01/49 230
State of California General Obligation Unlimited 270 5.000 04/01/49 296
Tobacco Securitization Authority of Southern California Revenue Bonds 435 5.000 06/01/48 454
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 95
Transbay Joint Powers Authority Tax Allocation 55 5.000 10/01/45 58
Transbay Joint Powers Authority Tax Allocation 10 2.400 10/01/49 9
Transbay Joint Powers Authority Tax Allocation 60 5.000 10/01/49 62
University of California Medical Center Pooled Revenue Bonds (~)(Ê) 3,700 0.030 05/15/45 3,700
University of California Revenue Bonds 450 3.000 05/15/51 357
William S Hart Union High School District Special Tax 100 5.000 09/01/47 102
159,732
Colorado - 4.1%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 698
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 433
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 469
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited 500 4.875 12/01/51 397
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 446
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 474
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 475

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
BNC Metropolitan District No. 1 General Obligation Limited 912 7.375 12/15/47 874
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,164
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,577
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 498
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 424
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 408
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 536
Citadel on Colfax Business Improvement District Revenue Bonds 600 5.350 12/01/50 553
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 340
City & County of Denver Special Facilities Airport Revenue Bonds 2,740 5.000 10/01/32 2,748
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 475
Cloverleaf Metropolitan District General Obligation Limited (Þ) 500 6.000 12/01/51 503
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/49 312
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 500
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 21
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 920
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 149
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,910
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 173
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 383
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,300 4.000 05/01/61 1,046
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 102
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 177
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 511
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.250 07/01/32 1,491
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 784
Colorado Health Facilities Authority Revenue Bonds 275 4.000 10/01/38 277
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 395
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/39 301
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/40 300
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 38
Colorado Health Facilities Authority Revenue Bonds 4,760 5.000 08/01/44 4,955
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 211
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 102
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 130
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,114
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 35
Colorado High Performance Transportation Enterprise Revenue Bonds 135 5.000 12/31/51 133
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 432
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,646
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 488
Copperleaf Metropolitan District No. 9 General Obligation Limited (Þ) 500 4.875 12/01/51 399
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 483
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 452
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 500
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 862
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 257
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 391
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 27
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 161
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health & Hospital Authority Revenue Bonds (Þ) 100 5.000 12/01/26 107
Denver Health & Hospital Authority Revenue Bonds (Þ) 220 5.000 12/01/27 238
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 247
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 318
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 189
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 186
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 91
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 45
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,512
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 276
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 324
Denver Urban Renewal Authority Tax Allocation (Þ) 565 5.250 12/01/39 574
Dinosaur Ridge Metropolitan District Revenue Bonds 185 5.000 06/01/49 171
Fiddlers Business Improvement District General Obligation Unlimited 1,250 5.550 12/01/47 1,271
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 520 4.000 12/01/44 521
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 200 4.000 12/01/45 200
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 467
Glen Metropolitan District No. 3 General Obligation Limited (Þ) 500 4.250 12/01/51 373
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 503
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited 1,000 5.875 12/01/50 979
Greenspire Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.125 12/01/51 451
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 27
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 248
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 431
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,120
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 787
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 427
Johnstown Plaza Metropolitan District General Obligation Limited (Þ) 1,659 4.250 12/01/46 1,365
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 424
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 395
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 501
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 676
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 456
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 724
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 495
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 441
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,011
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 20
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 20
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 456
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 466
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 429
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 498
Prairie Center Metropolitan District No. 7 General Obligation Limited (Þ) 1,425 4.875 12/15/44 1,247
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 408
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 85
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 294

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 945
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 428
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 463
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 547
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 680
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 999
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 955
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 480
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 106
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 539
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 500
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,362
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 441
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 443
Whispering Pines Metropolitan District No. 1 General Obligation Limited 500 7.375 12/15/47 468
Windler Public Improvement Authority Revenue Bonds (Þ) 600
Zero
coupon 12/01/51 330
Windler Public Improvement Authority Revenue Bonds (Þ) 750 4.125 12/01/51 530
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 421
70,351
Connecticut - 1.0%
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 180
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,004
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 112
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 109
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,091
City of New Haven General Obligation Unlimited 470 4.000 08/01/40 465
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 438
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 743
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,158
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 995
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 623
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 96
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,004
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 207
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 900 5.000 01/01/55 840
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 252
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 138
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 600 7.000 02/01/45 601
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 408
State of Connecticut General Obligation Unlimited 385 5.000 06/15/27 430
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 165
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 136
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,697
Steel Point Infrastructure Improvement District Tax Allocation 2,100 4.000 04/01/51 1,656
Town of Hamden Revenue Bonds 750 7.000 01/01/53 785
17,333
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 213
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 103
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 59

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 40
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 57
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 331
Town of Bridgeville Special Tax 335 4.000 07/01/35 330
1,178
District of Columbia - 1.0%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,510
District of Columbia Revenue Bonds 750 5.000 07/01/37 698
District of Columbia Revenue Bonds 35 4.000 07/01/44 31
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,027
District of Columbia Revenue Bonds 75 4.000 07/01/49 64
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 992
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 949
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/44 1,054
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,471
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 7,232
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 988
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 93
17,109
Florida - 9.9%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 116
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,204
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 128
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 132
Artisan Lakes East Community Development District Special Assessment (Þ) 160 2.300 05/01/26 150
Artisan Lakes East Community Development District Special Assessment (Þ) 250 2.750 05/01/31 215
Artisan Lakes East Community Development District Special Assessment (Þ) 945 3.125 05/01/41 707
Artisan Lakes East Community Development District Special Assessment (Þ) 450 4.000 05/01/51 357
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,052
Astonia Community Development District Special Assessment (Þ) 75 4.000 05/01/52 59
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 38
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 156
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 20
Avalon Park West Community Development District Special Assessment (Þ) 100 5.625 05/01/52 101
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 95
Avenir Community Development District Special Assessment 150 5.375 05/01/43 147
Avenir Community Development District Special Assessment 500 5.625 05/01/54 492
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 94
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 89
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 1,060
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,250 3.200 05/01/41 948
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 489
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,245 4.000 05/01/52 983
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/53 477
Balm Grove Community Development District Special Assessment 175 4.000 11/01/42 147

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 142
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 95
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 480
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 491
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 88
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 175
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 92
Berry Bay Community Development District Special Assessment 205 2.625 05/01/26 193
Biscayne Drive Estates Community Development District Special Assessment (Þ) 100 6.000 06/15/52 102
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 40
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 91
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,530
Bonterra Community Development District Special Assessment 605 5.000 05/01/47 582
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 25
Bridgewalk Community Development District Special Assessment (Þ) 365 4.000 06/15/52 288
Bridgewater North Community Development District Special Assessment (Þ) 125 4.000 05/01/52 99
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 189
Brookstone Community Development District Special Assessment (Þ) 25 3.875 11/01/23 25
Brookstone Community Development District Special Assessment (Þ) 250 5.625 05/01/52 252
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.625 05/01/42 100
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.750 05/01/52 100
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 102
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 88
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 121
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,909
Capital Trust Agency, Inc. Revenue Bonds 25 5.000 08/01/40 26
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 302
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 293
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,179
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 77
Capital Trust Agency, Inc. Revenue Bonds 50 5.000 08/01/55 51
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 74
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 118
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 3,855
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 240
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 96
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 100
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 553
Celebration Community Development District Special Assessment 590 3.125 05/01/41 442
Centre Lake Community Development District Special Assessment (Þ) 1,025 4.000 05/01/52 809
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 519
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,492
CFM Community Development District Special Assessment 590 4.000 05/01/51 468
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 35
Chapel Creek Community Development District Special Assessment (Þ) 70 4.000 05/01/52 55
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 79
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 230 5.500 10/01/36 233
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 339
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 1,750 4.000 10/01/51 1,346
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 999

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,014
City of Palmetto Revenue Bonds 75 5.250 06/01/52 76
City of Palmetto Revenue Bonds 150 5.375 06/01/57 152
City of Palmetto Revenue Bonds 125 5.625 06/01/62 128
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 120
City of Tampa Revenue Bonds 960 5.000 04/01/45 985
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,475
Coddington Community Development District Special Assessment (Þ) 100 5.750 05/01/52 102
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 911
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 273
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 261
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 92
Coral Bay Lee County Community Development District Special Assessment (Þ) 50 5.625 05/01/52 51
Coral Keys Homes Community Development District Special Assessment 35 4.000 05/01/40 30
Cordova Palms Community Development District Special Assessment (Þ) 1,015 5.400 05/01/42 1,023
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,532
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 149
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 50
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 96
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 43
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 346
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 131
County of Broward Port Facilities Revenue Bonds 1,950 4.000 09/01/44 1,876
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,157
County of Lake Revenue Bonds 500 5.750 08/15/50 448
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,286
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,299
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,370
Creekview Community Development District Special Assessment 300 4.750 05/01/53 268
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 174
Crossings Community Development District Special Assessment (Þ) 175 5.125 05/01/52 167
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.000 05/01/42 97
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.125 05/01/52 96
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 100
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 146
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 193
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 202
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 77
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 123
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 59
Eagle Hammock Community Development District Special Assessment 255 5.375 05/01/52 254
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 44
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 183
East 547 Community Development District Special Assessment 50 4.000 05/01/51 40
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 627
East Nassau Stewardship District Special Assessment 1,280 3.500 05/01/41 1,014
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 43
Eden Hills Community Development District Special Assessment 100 4.125 05/01/52 81
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 61

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 128
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 119
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 371
Elevation Pointe Community Development District Special Assessment (Þ) 700 4.400 05/01/42 632
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 130
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 134
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 139
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 789
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,138
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 79
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 551
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 194
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 5,134
Esplanade Lake Club Community Development District Special Assessment 165 4.125 11/01/50 135
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 78
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 452
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 57
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,500 7.250 10/03/23 2,496
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 90
Florida Development Finance Corp. Revenue Bonds (Þ) 200 5.250 06/15/29 201
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 94
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 78
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 115 6.250 01/01/49 111
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 803
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,148
Florida Development Finance Corp. Revenue Bonds (Þ) 2,295 7.375 01/01/49 2,070
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/50 89
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 116
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 95
Florida Development Finance Corp. Revenue Bonds 125 5.000 06/01/51 104
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 396
Florida Development Finance Corp. Revenue Bonds (µ) 940 5.000 01/02/52 914
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,396
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/52 1,124
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 367
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 239
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 337
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 70
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 144
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 201
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 146
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 286
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 169
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 215
Florida Higher Educational Facilities Financial Authority Revenue Bonds 150 5.000 03/01/44 138
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,214
Florida Higher Educational Facilities Financial Authority Revenue Bonds 315 5.000 03/01/49 284
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 45

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Forest Lake Community Development District Special Assessment (Þ) 700 5.375 05/01/42 703
Forest Lake Community Development District Special Assessment (Þ) 620 5.500 05/01/52 621
Gracewater Sarasota Community Development District Special Assessment (Þ) 100 4.000 05/01/52 79
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 64
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 63
Grand Oaks Community Development District Special Assessment (Þ) 100 4.000 11/01/51 79
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 751
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 175
Grove Resort Community Development District Special Assessment (Þ) 50 4.000 05/01/52 39
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 91
Hammock Reserve Community Development District Special Assessment (Þ) 50 4.700 05/01/42 47
Hammock Reserve Community Development District Special Assessment (Þ) 165 5.000 05/01/52 155
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 90
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 91
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 83
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,162
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 187
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 86
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 80
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 284
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 84
Herons Glen Recreation District Special Assessment (µ) 60 4.000 05/01/45 61
Herons Glen Recreation District Special Assessment (µ) 80 4.000 05/01/50 80
Highlands Community Development District Special Assessment 200 4.250 05/01/36 198
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 421
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 101
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 20
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 52
Hills Minneola Community Development District Special Assessment (Þ) 130 4.000 05/01/50 104
Hillsborough County Industrial Development Authority Revenue Bonds 3,360 4.000 08/01/50 3,127
Hillsborough County Industrial Development Authority Revenue Bonds 1,640 4.000 08/01/55 1,503
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 149
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 175
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 75
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 246
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 131
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 77
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 73
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 48
Lake Deer Community Development District Special Assessment 275 5.625 05/01/53 267
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 86
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 494
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 672
Lakeshore Ranch Community Development District Special Assessment 50 3.125 05/01/24 49
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 100
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.500 05/01/33 89
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 917
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 83
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 101
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 152
Lakewood Ranch Stewardship District Special Assessment 345 5.125 05/01/46 337
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 98
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 175
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 242
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.900 05/01/50 79
Lakewood Ranch Stewardship District Special Assessment 145 3.875 05/01/51 113
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 632
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 4.000 05/01/52 79
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 96
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 91
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 32
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 100
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 94
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 45
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,307
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 90
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 286
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 159
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 157
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 39
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 90
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 86
Mandarin Grove Community Development District Special Assessment (Þ) 175 6.625 05/01/53 185
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 202
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 247
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 115
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 526
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 115
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 114
Meadow Pointe IV Community Development District Special Assessment 655 4.100 05/01/30 657
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 74
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 79
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 96
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,560
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,778
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 923
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 402
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,147
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 118
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 168
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,017
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 175 3.250 05/01/32 154
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 98
Mirada II Community Development District Special Assessment 125 4.000 05/01/51 99
Mirada II Community Development District Special Assessment 275 5.750 05/01/53 280
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 508

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 186
New Port Tampa Bay Community Development District Special Assessment 455 2.875 05/01/26 433
North Arkansas-1 Pasco Community Development District Special Assessment (Þ) 100 4.000 05/01/52 79
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 78
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 119
North Powerline Road Community Development District Special Assessment (Þ) 200 5.625 05/01/52 198
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 191
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 204
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 874
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 137
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 206
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,253
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 88
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 587
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 155
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 207
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 228
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 543
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 1,894
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 352
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 184
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 120
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 245
Parkland Preserve Community Development District Special Assessment 20 5.500 11/01/32 21
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 496
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 340
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 131
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 175
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 196
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 100
Portico Community Development District Special Assessment 25 3.625 05/01/40 20
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 542
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 88
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 542
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 871
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 766
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,527
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 75
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Glen Community Development District Special Assessment 600 4.000 05/01/51 476
Rivington Community Development District Special Assessment 300 4.000 05/01/52 237
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 750
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 201

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 155
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 3.450 05/01/42 789
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 99
Saddle Creek Preserve of Polk County Community Development District Special
Assessment (Þ) 1,000 3.350 12/15/41 773
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 126
Sandmine Road Community Development District Special Assessment (Þ) 15 2.625 05/01/25 14
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 23
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 49
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 38
Sandmine Road Community Development District Special Assessment (Þ) 50 4.000 11/01/51 40
Sandmine Road Community Development District Special Assessment (Þ) 100 6.000 11/01/52 102
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 378
Sarasota National Community Development District Special Assessment (Þ) 100 4.125 05/01/31 95
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 241
Sarasota National Community Development District Special Assessment (Þ) 200 4.125 05/01/41 175
Sawyers Landing Community Development District Special Assessment (Þ) 175 4.125 05/01/41 152
Sawyers Landing Community Development District Special Assessment (Þ) 160 4.250 05/01/53 131
Scenic Terrace South Community Development District Special Assessment (Þ) 125 4.500 05/01/42 114
Scenic Terrace South Community Development District Special Assessment (Þ) 230 4.625 05/01/53 202
Seminole County Industrial Development Authority Revenue Bonds (Þ) 135 4.000 06/15/51 105
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 75
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 102
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 175
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 196
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 420
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 274
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 582
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 59
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 42
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 60
Somerset Community Development District Special Assessment (Þ) 1,000 4.200 05/01/37 923
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,365
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 201
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 95
Southern Groves Community Development District No. 5 Special Assessment 125 3.125 05/01/41 93
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 507
Southern Groves Community Development District No. 5 Special Assessment 785 4.000 05/01/48 636
Southshore Bay Community Development District Special Assessment (Þ) 800 3.000 05/01/33 678
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 1,001
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 443
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 19
St. Johns County Industrial Development Authority Revenue Bonds 50 4.000 12/15/50 37
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 343
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 762
Stellar North Community Development District Special Assessment (Þ) 890 3.200 05/01/41 670
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 106
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 188
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 134

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,000 3.750 12/15/50 765
Storey Creek Community Development District Special Assessment (Þ) 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment (Þ) 75 5.375 06/15/52 75
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 501
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 20 4.000 05/01/51 16
Summer Woods Community Development District Special Assessment (Þ) 75 4.000 05/01/52 59
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 195
Talis Park Community Development District Special Assessment 120 4.000 05/01/33 114
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 39
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 96
Tern Bay Community Development District Special Assessment 350 4.000 06/15/42 299
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 395
Terreno Community Development District Special Assessment 100 5.250 05/01/53 99
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 955
Timber Creek Southwest Community Development District Special Assessment (Þ) 250 3.300 12/15/41 192
Timber Creek Southwest Community Development District Special Assessment (Þ) 1,250 4.000 12/15/51 989
Tohoqua Community Development District Special Assessment (Þ) 100 3.600 05/01/41 81
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 195
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 102
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 220
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 247
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 96
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 92
Town of Davie Educational Facilities Revenue Bonds 730 5.000 04/01/48 754
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 53
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 73
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 79
Triple Creek Community Development District Special Assessment 30 5.250 11/01/27 31
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 264
TSR Community Development District Special Assessment 200 5.000 11/01/39 200
TSR Community Development District Special Assessment 200 4.750 11/01/47 183
TSR Community Development District Special Assessment 485 5.125 11/01/49 468
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 272
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 79
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 100
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 96
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 127
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 192
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 161
Two Rivers North Community Development District Special Assessment (Þ) 150 5.250 05/01/52 146
Two Rivers West Community Development District Special Assessment (Þ) 150 6.000 05/01/43 154
Two Rivers West Community Development District Special Assessment (Þ) 300 6.250 05/01/53 307
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 504
V-Dana Community Development District Special Assessment (Þ) 500 3.125 05/01/31 444
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 79
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 501
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 485
Veranda Community Development District II Special Assessment 80 5.875 11/01/32 81
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 235

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Veranda Community Development District II Special Assessment (Þ) 65 3.600 05/01/41 52
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 305
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 44
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 193
Verano No. 1 Community Development District Special Assessment 95 4.750 11/01/25 96
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 101
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 254
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 98
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 242
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 48
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 495
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 79
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 40
Viera Stewardship District Special Assessment 125 3.125 05/01/41 94
Viera Stewardship District Special Assessment 125 4.000 05/01/53 98
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 203
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 424
Village Community Development District No. 13 Special Assessment 325 3.250 05/01/52 226
Village Community Development District No. 14 Special Assessment (Þ) 1,000 5.500 05/01/53 1,006
Villages of Glen Creek Community Development District Special Assessment (Þ) 75 4.000 05/01/52 59
Villages of Glen Creek Community Development District Special Assessment (Þ) 100 5.250 05/01/53 97
Villamar Community Development District Special Assessment 905 4.625 05/01/39 863
Villamar Community Development District Special Assessment (Þ) 625 4.000 11/01/51 496
Villamar Community Development District Special Assessment (Þ) 500 4.125 05/01/52 404
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 92
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 245
Waterford Community Development District Special Assessment 50 5.375 05/01/43 50
Waterford Community Development District Special Assessment 75 5.600 05/01/53 75
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 146
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 151
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 256
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 151
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 147
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 63
West Port Community Development District Special Assessment (Þ) 90 3.400 05/01/41 70
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,350
West Port Community Development District Special Assessment (Þ) 50 5.250 05/01/52 48
West Villages Improvement District Special Assessment 135 4.750 05/01/39 130
West Villages Improvement District Special Assessment (Þ) 1,935 3.500 05/01/41 1,535
West Villages Improvement District Special Assessment 50 5.375 05/01/42 51
West Villages Improvement District Special Assessment 210 5.000 05/01/50 200
West Villages Improvement District Special Assessment 150 5.500 05/01/53 151
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 91
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 91
Westside Community Development District Special Assessment 815 4.000 05/01/50 652
Westside Haines City Community Development District Special Assessment 100 4.000 05/01/52 79
Westview North Community Development District Special Assessment (Þ) 100 6.000 06/15/52 102
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 112
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 214
Willows Community Development District Special Assessment (Þ) 100 5.750 05/01/52 102
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 735

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 97
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 95
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 83
Windward Community Development District Special Assessment 100 4.400 11/01/35 95
Zephyr Lakes Community Development District Special Assessment (Þ) 50 3.375 05/01/41 39
Zephyr Lakes Community Development District Special Assessment (Þ) 50 4.000 05/01/51 40
171,134
Georgia - 2.2%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,665 3.875 07/01/51 1,493
Bartow County Development Authority Revenue Bonds (~)(Ê) 10,000 1.500 11/01/62 10,000
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,511
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 844
Development Authority of Burke County Revenue Bonds 125 2.200 10/01/32 106
Fulton County Development Authority Revenue Bonds 4,750 4.000 04/01/50 4,591
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 75
George L Smith II Congress Center Authority Revenue Bonds 60 3.625 01/01/31 53
George L Smith II Congress Center Authority Revenue Bonds 60 5.000 01/01/36 56
George L Smith II Congress Center Authority Revenue Bonds 3,270 4.000 01/01/54 2,731
George L Smith II Congress Center Authority Revenue Bonds 2,120 5.000 01/01/54 1,742
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 955
Lawson Dunes Community Development District Special Assessment (Þ) 50 5.000 05/01/42 48
Lawson Dunes Community Development District Special Assessment (Þ) 100 5.125 05/01/52 96
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 356
Main Street Natural Gas, Inc. Revenue Bonds 1,525 5.000 05/15/49 1,570
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,522
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,461
Municipal Electric Authority of Georgia Revenue Bonds 3,220 4.000 01/01/49 2,913
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,028
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,069
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,023
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 212
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 176
37,631
Guam - 0.9%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 90
American Samoa Economic Development Authority Revenue Bonds (Þ) 125 5.000 09/01/38 126
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 103
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 83
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 102
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 102
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 101
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 101
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,791
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,333
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 762
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 555
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,151
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,134
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,625
Guam Government Waterworks Authority Revenue Bonds 1,380 5.000 01/01/50 1,418
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 212

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 500 5.000 12/01/31 524
Territory of Guam Revenue Bonds 500 5.000 11/01/35 543
15,856
Hawaii - 0.3%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,250
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,052
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,970 5.000 01/01/30 1,942
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 537
4,781
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 815
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 407
1,222
Illinois - 8.6%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,105
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 232
Chicago Board of Education General Obligation Unlimited (µ) 75 3.634 12/01/27 63
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 543
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 81
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,080
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 266
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 220
Chicago Board of Education General Obligation Unlimited (µ) 1,025
Zero
coupon 12/01/30 756
Chicago Board of Education General Obligation Unlimited (µ) 765 4.044 12/01/31 538
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/31 350
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,683
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/32 376
Chicago Board of Education General Obligation Unlimited 170 5.125 12/01/32 171
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,071
Chicago Board of Education General Obligation Unlimited 490 5.000 12/01/34 505
Chicago Board of Education General Obligation Unlimited 265 5.250 12/01/35 267
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,867
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,028
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 1,045 4.000 12/01/40 953
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,738
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,204
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 523
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 714
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,479
Chicago Board of Education General Obligation Unlimited 1,100 5.000 12/01/46 1,096
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,554
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,645
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 529
Chicago Board of Education Revenue Bonds 100 5.000 04/01/42 101
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 101
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,610
Chicago Board of Education Revenue Bonds 300 4.000 12/01/47 263
Chicago Board of Education Revenue Bonds 4,330 5.000 12/01/47 4,355
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,015
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 201

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,002
Chicago O'Hare International Airport Revenue Bonds 500 5.000 01/01/52 512
Chicago O'Hare International Airport Revenue Bonds 1,165 5.250 01/01/53 1,244
Chicago O'Hare International Airport Revenue Bonds (µ) 600 5.500 01/01/53 651
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 109
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,609
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 78
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 206
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 47
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 256
City of Chicago General Obligation Unlimited 205 5.000 01/01/27 214
City of Chicago General Obligation Unlimited 1,625 5.000 01/01/28 1,716
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 513
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 383
City of Chicago General Obligation Unlimited 410 4.605 01/01/30 315
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 419
City of Chicago General Obligation Unlimited (µ) 375 4.556 01/01/31 279
City of Chicago General Obligation Unlimited 225 5.000 01/01/31 238
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 257
City of Chicago General Obligation Unlimited 940 5.000 01/01/32 1,005
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 945
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,002
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 168
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,030
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,325
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,506
City of Chicago General Obligation Unlimited 200 5.500 01/01/43 212
City of Chicago General Obligation Unlimited 2,000 5.500 01/01/49 2,079
City of Chicago Waterworks Revenue Bonds 230 5.000 11/01/29 243
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,006
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 446
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,278
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,038
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,831
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 646
Illinois Finance Authority Revenue Bonds 50 4.000 10/01/40 47
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 769
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,534
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/01/46 889
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,008
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 102
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 100
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 94
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 254
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,510
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,711
Illinois Finance Authority Revenue Bonds (~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,964
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 41
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 200

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 98
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 261
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 196
Illinois Finance Authority Revenue Bonds (Æ)(Ø)(Š) 47 5.000 12/01/53 —
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 838
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 40
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 194
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 464
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 595
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 523
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 990
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 494
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 277
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 248
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 220
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 301
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,220 1.798 06/15/28 1,017
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305 4.341 06/15/30 234
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,385 2.198 12/15/32 947
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,065
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 610
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 477
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 1,994
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 200
Zero
coupon 06/15/44 76
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 223
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,015
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,238
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,296
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 317
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,153
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 724
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,744
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,066
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,710
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,358
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 408
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 760
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,194
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,019
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,090
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 275
State of Illinois General Obligation Unlimited 2,750 5.000 05/01/32 2,930
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,271
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,065
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 523
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,009
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 109
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,682

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/40 950
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,346
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 799
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,910
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 246
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 256
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 246
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,342
State of Illinois General Obligation Unlimited 300 4.250 10/01/45 283
State of Illinois General Obligation Unlimited 500 5.000 03/01/46 514
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 87
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 100 5.000 01/01/55 86
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 923
149,348
Indiana - 0.5%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 790
Indiana Finance Authority Revenue Bonds 750 4.125 12/01/26 738
Indiana Finance Authority Revenue Bonds 290 3.000 11/01/30 261
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,179
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 91
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,033
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 88
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 47
Indiana Municipal Power Agency Revenue Bonds 275 5.000 01/01/42 290
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,623
Town of Upland Revenue Bonds 200 2.500 09/01/50 131
8,271
Iowa - 0.7%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,717
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/42 204
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,708
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,525
Iowa Higher Education Loan Authority Revenue Bonds 2,500 4.000 10/01/50 2,148
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 104
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,000 4.000 06/01/49 2,823
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,285
Zero
coupon 06/01/65 292
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 558
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,381
12,460
Kansas - 0.1%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 57
City of Manhattan Revenue Bonds 150 4.000 06/01/52 110
City of Prairie Village Tax Allocation 40 2.875 04/01/30 36
City of Prairie Village Tax Allocation 60 3.125 04/01/36 49
City of Topeka Revenue Bonds 180 6.500 12/01/52 183
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 74
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 73
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 142
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 51
Wyandotte County City Unified Government Revenue Bonds 390 4.500 06/01/40 359
1,134
Kentucky - 0.7%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Henderson Revenue Bonds 3,000 3.700 01/01/32 2,949
City of Henderson Revenue Bonds 350 4.450 01/01/42 337
City of Henderson Revenue Bonds 850 4.700 01/01/52 812
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 362
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 264
Kentucky Bond Development Corp. Revenue Bonds 50 4.000 06/01/46 47
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 147
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,529
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 99
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 94
Kentucky Economic Development Finance Authority Revenue Bonds 700 5.000 08/01/49 721
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 08/01/30 4,990
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 487
12,838
Louisiana - 1.9%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 350
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 14,220 0.180 08/01/35 14,220
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 5,850 0.180 12/01/40 5,850
Lake Charles Harbor & Terminal District Revenue Bonds (~)(ae)(Ê) 1,200 1.000 12/01/51 1,133
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 91
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 81
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 747
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 178
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 215
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,175 1.680 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 634
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 469
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 311
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 297
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 209
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 102
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 98
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 99
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 175
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 284
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 146
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 148
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,021
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 154
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 108
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 136
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,031
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 989
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.375 06/01/37 993
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,048
33,613
Maine - 0.3%
City of Portland General Airport Revenue Bonds 1,065 5.000 01/01/37 1,106
City of Portland General Airport Revenue Bonds 1,295 5.000 01/01/38 1,343

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Finance Authority of Maine Revenue Bonds (Þ) 600 8.000 12/01/51 420
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,020
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 517
Maine Health & Higher Educational Facilities Authority Revenue Bonds 265 4.000 07/01/50 253
5,659
Maryland - 1.6%
Baltimore Research Park Project Revenue Bonds 420 4.000 01/01/45 405
Baltimore Research Park Project Revenue Bonds 290 4.000 01/01/50 267
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 83
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 80
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 150 5.000 09/01/38 152
City of Baltimore Revenue Bonds 55 5.000 09/01/39 53
City of Baltimore Revenue Bonds 365 5.000 09/01/46 344
City of Baltimore Revenue Bonds (Þ) 130 5.000 06/01/51 127
City of Brunswick Special Tax 100 5.000 07/01/36 102
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 177
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 302
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,577
County of Frederick Special Tax 235 4.000 07/01/50 204
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 115
Maryland Economic Development Corp. Revenue Bonds (Þ) 1,400 3.997 04/01/34 1,155
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,028
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 73
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,575
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 12/31/47 1,068
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 207
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 95
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 77
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,138
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,671
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 154
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 120
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 555
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 313
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 46
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,600 1.720 04/01/35 1,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 610
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 24
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,281
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,010
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,320
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 96
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 318
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 253
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 181
28,057
Massachusetts - 0.7%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,535

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 280
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,439
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,601
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,250 5.000 10/01/37 1,270
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 104
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 926
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,151
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,036
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 155
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 230
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 343
Massachusetts Educational Financing Authority Revenue Bonds 1,000 3.000 07/01/51 709
11,779
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,191
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 67
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 44
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,055
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 110
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 110
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 109
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 41
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,043
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 572
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 599
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 106
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 105
City of Detroit General Obligation Unlimited 160 4.000 04/01/40 143
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 105
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 590
City of Detroit General Obligation Unlimited 525 5.000 04/01/46 520
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 978
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 180
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 2,250 5.000 07/01/48 2,267
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 829
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 196
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 95
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 78
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 83
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 20
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,001
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 675
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 314
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,026
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,644
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 398
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 80
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 82
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 630

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 24
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,651
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 83
Michigan Finance Authority Revenue Bonds 110 5.000 06/01/49 113
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 23
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 309
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 76
Michigan Finance Authority Revenue Bonds 14,825 4.785 06/01/65 1,541
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 965
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/26 297
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 123
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 992
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 95
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 431
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,040
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,242
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 516
Michigan Tobacco Settlement Finance Authority Revenue Bonds 30,155
Zero
coupon 06/01/58 1,258
Star International Academy Revenue Bonds 450 5.000 03/01/30 473
Star International Academy Revenue Bonds 500 5.000 03/01/33 526
Tipton Academy Revenue Bonds 325 4.000 06/01/51 233
Universal Academy Revenue Bonds 500 4.000 12/01/31 486
Universal Academy Revenue Bonds 65 4.000 12/01/40 58
35,749
Minnesota - 0.6%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 499
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,978
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,419
City of St Cloud Revenue Bonds 380 5.000 05/01/48 396
City of St Cloud Revenue Bonds 125 4.000 05/01/49 121
City of Woodbury Revenue Bonds 25 4.000 12/01/40 23
City of Woodbury Revenue Bonds 25 4.000 12/01/50 22
Duluth Economic Development Authority Revenue Bonds 425 4.000 06/15/35 417
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 386
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 87
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 198
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,581
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 500 5.625 12/01/55 115
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,484
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 34
Duluth Independent School District No. 709 Certificate of Participation 40 4.000 03/01/26 40
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 44
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 72
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 675
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 91
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 91
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 142
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 234
11,149
Mississippi - 1.9%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,385 4.000 10/15/30 1,189

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,100 0.180 12/01/30 4,100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 100 0.250 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 10,390 1.210 12/01/30 10,390
Mississippi Business Finance Corp. Revenue Bonds (~)(ae)(Ê) 250 7.750 07/15/32 253
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 13,630 0.180 11/01/35 13,630
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 979
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 108
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/32 108
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 107
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 976
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 844
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 879
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 174
33,837
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation 120 5.500 06/01/29 112
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 78
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,550 4.000 03/01/41 1,417
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 124
Cape Girardeau County Industrial Development Authority Revenue Bonds 50 4.000 03/01/46 45
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 201
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,214
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 77
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 251
Joplin Industrial Development Authority Revenue Bonds 50 3.500 11/01/40 43
Joplin Industrial Development Authority Revenue Bonds 75 4.250 11/01/50 63
Kansas City Industrial Development Authority Revenue Bonds (µ) 2,775 5.000 03/01/49 2,891
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,202
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 232
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,589
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 836
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 162
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 135
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 436
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 21
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 635
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 473
13,237
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 805
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,533
2,338
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,056
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 37
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 66
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 46
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 37
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 24
Las Vegas Convention & Visitors Authority Revenue Bonds 70 5.000 07/01/29 80
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 55
Las Vegas Convention & Visitors Authority Revenue Bonds 35 5.000 07/01/35 38

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 163
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 256
Las Vegas Special Improvement District No. 607 Special Assessment 70 5.000 06/01/24 71
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 69
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 48
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,104
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,060
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 168
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 176
4,617
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 89
New Hampshire Business Finance Authority Revenue Bonds 250 4.000 01/01/41 216
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 142
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 250
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 808
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 350 5.000 08/01/32 385
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 370 5.000 08/01/33 406
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/34 425
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 415 5.000 08/01/35 448
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/36 460
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 507
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 455 5.000 08/01/37 483
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/38 506
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/39 524
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/40 501
6,150
New Jersey - 4.7%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 501
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 451
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 270
Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 47
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 519
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 739
New Jersey Economic Development Authority Revenue Bonds 480 5.125 09/15/23 482
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,494
New Jersey Economic Development Authority Revenue Bonds 2,250 5.250 09/15/29 2,274
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 512
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 502
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 517
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 536
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 207
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 659
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,517
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,245
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,225
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 94
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,015
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 10/01/47 1,004

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,164
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 159
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 921
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 372
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 303
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,245
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 479
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 569
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,850
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 310
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 388
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 555
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 340
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 497
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 64
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 401
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,950 5.130 12/15/35 1,769
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 328
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,450 4.342 12/15/36 1,954
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,112
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 494
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.649 12/15/37 3,584
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,351
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 683
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 326
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,383
New Jersey Transportation Trust Fund Authority Revenue Bonds 9,400 4.000 06/15/45 9,064
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 158
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 61
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,770
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,503
South Jersey Port Corp. Revenue Bonds 4,610 5.000 01/01/42 4,722
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,627
South Jersey Port Corp. Revenue Bonds 3,000 5.000 01/01/49 3,077
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 325
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 953
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,013
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,017
South Jersey Transportation Authority Revenue Bonds (µ) 4,500 4.000 11/01/50 4,398
Tobacco Settlement Financing Corp. Revenue Bonds 5,745 5.000 06/01/46 5,801
Union County Improvement Authority Revenue Bonds (Þ) 600 6.750 12/01/41 513
81,413
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 50 4.000 09/01/33 53
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 75 4.000 09/01/40 75
128
New York - 7.3%
Brooklyn Arena Local Development Corp. Revenue Bonds 250 5.000 07/15/25 256
Brooklyn Arena Local Development Corp. Revenue Bonds 125 5.000 07/15/28 129
Brooklyn Arena Local Development Corp. Revenue Bonds 500 5.000 07/15/42 498
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 24

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 310
Brooklyn Arena Local Development Corp. Revenue Bonds 75
Zero
coupon 07/15/46 22
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 86
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 167
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 384
Build NYC Resource Corp. Revenue Bonds 500 6.500 07/01/42 509
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/51 78
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 328
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 773
Build NYC Resource Corp. Revenue Bonds (Þ) 150 5.000 12/01/51 130
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 96
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 56
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 263
Build NYC Resource Corp. Revenue Bonds 150 6.500 07/01/52 152
Build NYC Resource Corp. Revenue Bonds (Þ) 200 5.000 12/01/55 170
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 45
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 95
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 392
Build NYC Resource Corp. Revenue Bonds 150 6.500 07/01/57 150
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 518
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,066
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 269
Dutchess County Local Development Corp. Revenue Bonds (Þ) 2,000 5.000 07/01/51 1,921
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 241
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,954
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 27
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 37
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 37
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 31
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 21
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 504
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 644
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 553
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 971
Metropolitan Transportation Authority Revenue Bonds 5,285 5.000 02/01/23 5,285
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 157
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 100
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/28 158
Metropolitan Transportation Authority Revenue Bonds 60 5.000 11/15/29 63
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 321
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 464
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 690 5.000 11/15/38 692
Metropolitan Transportation Authority Revenue Bonds 115 5.000 11/15/39 116
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 17
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 355
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,520
Metropolitan Transportation Authority Revenue Bonds 240 5.000 11/15/43 240
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,356

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 499
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,549
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 179
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 98
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 2,480 0.190 11/15/50 2,480
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,823
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 882
Metropolitan Transportation Authority Revenue Bonds 190 5.000 11/15/50 195
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,168
Metropolitan Transportation Authority Revenue Bonds 1,740 5.250 11/15/56 1,763
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 733
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 587
New York City Industrial Development Revenue Bonds (µ) 1,325 3.000 01/01/46 1,044
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 94
New York City Industrial Development Revenue Bonds (µ) 125 3.000 03/01/49 96
New York City Water & Sewer System Revenue Bonds 2,000 4.000 06/15/40 2,015
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 540
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 326
New York Liberty Development Corp. Revenue Bonds (Þ) 800 5.375 11/15/40 801
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 775
New York Liberty Development Corp. Revenue Bonds (Þ) 13,115 5.000 11/15/44 13,045
New York Liberty Development Corp. Revenue Bonds (Þ) 975 7.250 11/15/44 990
New York Liberty Development Corp. Revenue Bonds 100 2.625 09/15/69 91
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,977
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 926
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 402
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,113
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/47 984
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 412
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 391
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 509
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 886
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,925
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 1,001
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 475
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,463
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,147
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 400
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,810
New York Transportation Development Corp. Revenue Bonds 140 2.250 08/01/26 132
New York Transportation Development Corp. Revenue Bonds 1,370 5.000 08/01/26 1,370
New York Transportation Development Corp. Revenue Bonds 70 5.000 01/01/29 73
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 1,047
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,930
New York Transportation Development Corp. Revenue Bonds 50 5.000 01/01/31 52
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 489
New York Transportation Development Corp. Revenue Bonds 1,450 5.250 08/01/31 1,493
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/33 104
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,318
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,145
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,016

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 630 5.375 08/01/36 639
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/38 1,584
New York Transportation Development Corp. Revenue Bonds 1,740 4.000 12/01/39 1,694
New York Transportation Development Corp. Revenue Bonds 625 5.000 10/01/40 639
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,631
New York Transportation Development Corp. Revenue Bonds 2,875 5.000 07/01/41 2,891
New York Transportation Development Corp. Revenue Bonds 55 4.000 12/01/42 51
New York Transportation Development Corp. Revenue Bonds 5,125 4.375 10/01/45 4,854
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 932
New York Transportation Development Corp. Revenue Bonds 2,275 5.250 01/01/50 2,281
New York Transportation Development Corp. Revenue Bonds 1,740 4.000 04/30/53 1,487
Oneida County Local Development Corp. Revenue Bonds (µ) 35 4.000 12/01/33 36
Oneida County Local Development Corp. Revenue Bonds (µ) 50 4.000 12/01/34 51
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/35 30
Oneida County Local Development Corp. Revenue Bonds (µ) 40 4.000 12/01/36 40
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 60
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/38 30
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 184
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 51
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/49 114
Port Authority of New York & New Jersey Revenue Bonds 430 4.000 07/15/46 414
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/51 952
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 222
Port Authority of New York & New Jersey Revenue Bonds 100 5.000 07/15/56 106
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 4,000 4.000 06/01/50 3,646
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 121
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 87
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 24
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 49
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 28
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 70
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 28
126,806
North Carolina - 0.7%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(Ê) 100 0.930 01/15/38 100
North Carolina Department of Transportation Revenue Bonds 75 5.000 12/31/37 76
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 885
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,778
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,695
North Carolina Medical Care Commission Revenue Bonds 50 5.000 10/01/45 47
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 979
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 07/01/49 1,406
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/50 93
North Carolina Medical Care Commission Revenue Bonds 350 4.000 03/01/51 255
North Carolina Medical Care Commission Revenue Bonds 2,290 4.000 09/01/51 1,797
North Carolina Medical Care Commission Revenue Bonds 1,000 4.000 01/01/52 805
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,104
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,011
13,052
North Dakota - 0.2%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Grand Forks Healthcare System Revenue Bonds 500 4.000 12/01/46 435
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 148
County of Burleigh Revenue Bonds 395 5.200 04/15/46 372
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 985
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,334
4,274
Ohio - 4.1%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,069
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 500 4.000 06/01/37 502
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/38 55
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/39 53
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 228
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,590
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 26,365 5.000 06/01/55 25,139
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 16,125 6.259 06/01/57 2,147
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 96
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 136
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 982
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,650
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 85
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 87
Columbus-Franklin County Finance Authority Revenue Bonds 1,450 4.000 11/15/38 1,450
County of Darke Revenue Bonds 50 4.000 09/01/40 45
County of Darke Revenue Bonds 50 4.000 09/01/45 44
County of Darke Revenue Bonds 75 5.000 09/01/49 71
County of Franklin Revenue Bonds 500 4.000 12/01/44 493
County of Franklin Revenue Bonds 520 5.250 11/15/55 466
County of Lucas Hospital Revenue Bonds 2,965 5.250 11/15/48 2,660
Cuyahoga County Hospital Revenue Bonds 200 5.000 05/15/32 198
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,028
Cuyahoga County Hospital Revenue Bonds (Æ)(Ø) 225 5.375 05/15/37 222
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,166
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 393
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 1,943
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 2,023
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 356
Franklin County Convention Facilities Authority Revenue Bonds 850 5.000 12/01/51 825
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,115
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 20
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 23
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 100
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 214
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 262
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,190 4.500 01/15/48 3,012
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,346
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,901
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 1,024
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 211
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,515
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 281
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 288

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,440
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 99
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 174
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 215
Southern Ohio Port Authority Revenue Bonds (Þ) 1,125 7.000 12/01/42 817
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 106
State of Ohio Revenue Bonds 350 3.000 01/15/45 278
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,827
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 251
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 924
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 85
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 864
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 39
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 115
70,771
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,537
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 184
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 489
Oklahoma Development Finance Authority Revenue Bonds 2,175 5.500 08/15/52 2,107
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 525 5.500 08/15/57 503
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,305 5.000 06/01/35 1,314
Tulsa Airports Improvement Trust Revenue Bonds 500 5.500 12/01/35 501
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 160 4.375 12/01/41 134
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 740 4.000 12/01/43 589
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,021
8,382
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 759
Clackamas County Hospital Facility Authority Revenue Bonds 500 5.125 11/15/40 479
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 23
County of Yamhill Revenue Bonds 350 4.000 12/01/41 343
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,521
Medford Hospital Facilities Authority Revenue Bonds 100 5.000 08/15/45 107
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 205
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 960
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,550
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 33
Oregon State Facilities Authority Revenue Bonds 470 5.000 10/01/46 478
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 928
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 266
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 785
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 97
9,534
Pennsylvania - 5.5%
Allegheny County Airport Authority Revenue Bonds (µ) 1,000 4.000 01/01/46 960
Allegheny County Airport Authority Revenue Bonds (µ) 3,710 4.000 01/01/56 3,497
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,795
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 251

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 155
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,080 3.000 06/15/31 930
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 85
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 77
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 75
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 715 5.000 05/01/28 725
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 750 5.000 05/01/32 815
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 503
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,006
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,000 5.000 05/01/42 1,019
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 3,700 5.000 05/01/42 3,481
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 625 5.250 05/01/42 616
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 475 6.000 05/01/42 483
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 43
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 92
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 58
Berks County Industrial Development Authority Revenue Bonds 375 4.000 11/01/47 219
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 510
Berks County Municipal Authority Revenue Bonds 1,090 5.000 11/01/40 777
Berks County Municipal Authority Revenue Bonds 325 5.000 11/01/44 232
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,125
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 101
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 557
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,084
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 784
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 611
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,712
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 2,004
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,269
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 252
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/26 320
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,756
City of Philadelphia General Obligation Unlimited (~)(Ê) 5,400 1.600 08/01/31 5,400
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,329
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 240
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,541
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 860
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 940
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,748
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 278
Doylestown Hospital Authority Revenue Bonds 400 5.000 07/01/25 394
Doylestown Hospital Authority Revenue Bonds 425 5.000 07/01/26 417
Doylestown Hospital Authority Revenue Bonds 100 5.000 07/01/27 98
Doylestown Hospital Authority Revenue Bonds 100 5.000 07/01/28 97
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/41 43
Doylestown Hospital Authority Revenue Bonds 50 4.000 07/01/45 36
Doylestown Hospital Authority Revenue Bonds 200 5.000 07/01/46 167
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 605

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 86
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 84
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 425
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 123
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 88
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 75
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,850
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 535
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 526
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,028
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 959
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 627
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,237
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,044
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 545
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,383
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 105
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 101
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 847
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,513
Montgomery County Higher Education & Health Authority Revenue Bonds 2,500 5.000 05/01/52 2,591
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,549
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 134
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,789
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,675
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 56
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 76
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 925
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,254
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 127
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,346
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 131
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 523
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 748
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 365 6.250 09/01/33 373
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 314
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 963
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,067
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,289
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,321
Pennsylvania Turnpike Commission Revenue Bonds 1,000 4.000 12/01/51 979
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 902
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 718
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 140
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/50 102
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 138
Scranton Redevelopment Authority Revenue Bonds 85 5.000 11/15/28 84
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,057
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 208
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 365
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 266

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 332
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 324
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 444
Westmoreland County Industrial Development Authority Revenue Bonds 80 4.000 07/01/37 76
94,739
Puerto Rico - 5.8%
Commonwealth of Puerto Rico General Obligation Unlimited 206 5.250 07/01/23 207
Commonwealth of Puerto Rico General Obligation Unlimited 123
Zero
coupon 07/01/24 116
Commonwealth of Puerto Rico General Obligation Unlimited 1,241 5.625 07/01/27 1,300
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,757
Commonwealth of Puerto Rico General Obligation Unlimited 1,486 5.750 07/01/31 1,612
Commonwealth of Puerto Rico General Obligation Unlimited 3,373
Zero
coupon 07/01/33 1,954
Commonwealth of Puerto Rico General Obligation Unlimited 2,559 4.000 07/01/33 2,393
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,571
Commonwealth of Puerto Rico General Obligation Unlimited 743 4.000 07/01/37 657
Commonwealth of Puerto Rico General Obligation Unlimited 1,232 4.000 07/01/41 1,060
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,238 1.000 11/01/43 987
Commonwealth of Puerto Rico General Obligation Unlimited 2,437 4.000 07/01/46 2,032
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 1,808 1.000 11/01/51 720
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,024 7.500 08/20/40 4,233
HTA CL 6 Trust Special Assessment 2,926 5.250 07/01/38 2,918
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 900 2.750 07/01/23 888
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 565
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,825 5.000 07/01/33 1,874
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,000 5.000 07/01/35 1,017
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 350 5.000 07/01/37 356
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,280 4.000 07/01/42 2,036
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 12,775 5.000 07/01/47 12,597
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 538
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 1,180
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,875 5.000 07/01/28 2,005
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,930 1.480 07/01/29 2,652
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 805
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,830 5.000 07/01/32 2,671
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 100
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 355
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 458
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 6.750 07/01/36 71
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,700 5.250 07/01/40 1,190
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 718
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 60 5.000 07/01/28 60
Puerto Rico Highway & Transportation Authority Revenue Bonds 5,900 0.010 07/01/32 3,710
Puerto Rico Highway & Transportation Authority Revenue Bonds 884 5.000 07/01/53 513
Puerto Rico Highway & Transportation Authority Revenue Bonds 3,939 5.000 07/01/62 3,792
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 72 3.941 07/01/24 68
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 325
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 204
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 168

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 354
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 221
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,437 4.329 07/01/40 9,034
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 217
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 23,266 5.709 07/01/46 6,389
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 7,085 5.772 07/01/51 1,472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 29
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,150 4.750 07/01/53 2,996
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 624 4.784 07/01/58 595
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11,815 5.000 07/01/58 11,641
100,426
Rhode Island - 0.2%
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 534
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 574
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,835
2,943
South Carolina - 0.7%
Berkeley County Special Assessment 500 4.000 11/01/30 471
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,957
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 8.750 07/01/25 106
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 134
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 469
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,379
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 391
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,882
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,336
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,070
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 254
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,652
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 132
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 761
12,994
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,719
County of Lincoln Revenue Bonds 75 4.000 08/01/56 60
County of Lincoln Revenue Bonds 650 4.000 08/01/61 508
2,287
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 502
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 2,000 5.000 08/01/49 2,060
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,010
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 270
Memphis-Shelby County Industrial Development Board Tax Allocation 400 5.625 01/01/46 254
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 21
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 36
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 102
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 50
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,419
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 57

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 81
6,862
Texas - 6.4%
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 175 4.500 06/15/26 169
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 42
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 40
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 408
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 94
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 141
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 502
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 104
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 724
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 709
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 327
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 63
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 47
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 640
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 910
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,885
Cedar Bayou Navigation District Special Assessment (Þ) 585 6.000 09/15/51 493
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 981
Central Texas Regional Mobility Authority Revenue Bonds 275 5.000 01/01/45 295
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,048
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 114
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 462
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 177
City of Arlington Tax Allocation 920 4.000 08/15/41 873
City of Aubrey Revenue Bonds 630 7.250 09/01/45 654
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 189
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 101
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 230
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 269
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 94
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 115
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 22
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 26
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 944
City of Celina Special Assessment (Þ) 155 4.125 09/01/39 141
City of Celina Special Assessment (µ) 2,004 2.625 09/01/40 1,517
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 61
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 55
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 42
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 86
City of Celina Special Assessment 50 6.250 09/01/45 51
City of Celina Special Assessment 100 7.500 09/01/45 102
City of Celina Special Assessment 1,845 4.375 09/01/49 1,615
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 84
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 79
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 93
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 208
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 101
City of Crandall Special Assessment (Þ) 306 6.125 09/15/32 315
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 89
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 96
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 87
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 96
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 520
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 184
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 103
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 100
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 81
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 84
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 91
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 93
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 231
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 149
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 90
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 88
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 87
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 606
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 99
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 143
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 178
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 163
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 303
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 760
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 3,195
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 505
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 1,017
City of Houston Airport System Revenue Bonds 2,400 5.000 07/15/35 2,405
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 516
City of Houston Airport System Revenue Bonds 1,540 4.000 07/01/47 1,467
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 165
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 239
City of Justin Special Assessment (Þ) 270 5.500 09/01/47 272
City of Kaufman Special Assessment 100 6.000 09/15/52 104
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 207
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 96
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 81
City of Kyle Special Assessment 160 5.000 09/01/42 157
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 199
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 95
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 84
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 100
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 91
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 88
City of Lavon Special Assessment (Þ) 200 4.500 09/15/49 178
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 261
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 85
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 413
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 84
City of Liberty Hill Special Assessment (Þ) 150 4.000 09/01/52 111
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 82
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 94
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 83
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 85
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 88
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 86
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 94
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 83
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 489
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 90
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 41
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 270
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,006
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 152
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 93
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 84
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 88
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 195
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 117
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 88
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 87
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 499
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 88
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 93
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 200
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 206
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 307
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 154
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 124
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 286
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 102
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 190
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 108
City of Princeton Special Assessment 100 5.125 09/01/42 99
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 74
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 126
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 94
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 102
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 271
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 137
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 154
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 89

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment 170 5.250 09/01/52 167
City of Princeton Special Assessment (Þ) 100 5.250 09/01/52 97
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 78
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 83
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 96
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 114
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 89
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 176
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 102
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 103
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 156
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 87
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 485
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 813
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 100
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 142
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 97
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 96
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 794
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 100
Conroe Local Government Corp. Revenue Bonds 125 4.000 10/01/50 112
Conroe Local Government Corp. Revenue Bonds 100 5.000 10/01/50 85
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,090
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 203
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 361
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 87
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 554
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 201
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 93
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 96
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 670
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/47 481
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 5,214
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 9,700 0.220 09/01/25 9,700
Harris County-Houston Sports Authority Revenue Bonds (µ) 725 5.337 11/15/36 329
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 87
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 86
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 86
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 81
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 80
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 79
Houston Higher Education Finance Corp. Revenue Bonds 65 4.000 10/01/51 55
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 164
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 277
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 593

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 36
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 1.730 08/01/34 700
Mission Economic Development Corp. Revenue Bonds (Þ) 1,325 4.625 10/01/31 1,316
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 46
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 80
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 40
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 151
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 201
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 400
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 105
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 902
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 973
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 119
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,534
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,185 4.000 08/15/46 952
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/51 398
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/51 96
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 168
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 834
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/56 747
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,150 5.500 01/01/57 856
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 181
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 247
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 350
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 97
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 66
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 286
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 370
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,430
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,025
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,641
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 197
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 73
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 220
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 886
Port Beaumont Navigation District Revenue Bonds (Þ) 570 4.000 01/01/50 425
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,523
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,286
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 831
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 440
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 696
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/32 1,073
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 260 5.000 12/31/50 261
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 100
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 11,590 5.000 06/30/58 11,729
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 737
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 146
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 191
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 171
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 756
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 81

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 99
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 81
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 793
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 101
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 89
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 40
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 378
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 38
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 446
111,188
Utah - 1.0%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š) 362 9.750 12/01/39 338
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,157
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 417
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 146
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 662
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,170
Mida Mountain Village Public Infrastructure District Special Assessment 1,000 4.500 08/01/40 915
Military Installation Development Authority Revenue Bonds 1,300 4.000 06/01/41 1,071
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 383
Salt Lake City Airport Revenue Bonds 1,350 5.000 07/01/47 1,389
Salt Lake City Airport Revenue Bonds 2,500 5.250 07/01/48 2,620
Salt Lake City Airport Revenue Bonds 925 5.000 07/01/51 967
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 881
Utah Charter School Finance Authority Revenue Bonds (Þ) 555 4.000 06/15/31 509
Utah Charter School Finance Authority Revenue Bonds 890 4.000 06/15/41 701
Utah Charter School Finance Authority Revenue Bonds 1,420 4.250 06/15/51 1,060
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 502
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 312
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,000
Utah Infrastructure Agency Revenue Bonds 600 4.000 10/15/41 506
17,706
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/27 176
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 750 5.000 10/01/42 732
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,434
2,342
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,163
Virgin Islands Public Finance Authority Revenue Bonds 1,900 5.000 10/01/32 1,696
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 361
10,220
Virginia - 1.3%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 397
Farmville Industrial Development Authority Revenue Bonds 3,300 5.000 01/01/40 3,346
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 32
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 44
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 36

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,975
Tobacco Settlement Financing Corp. Revenue Bonds 3,960 6.706 06/01/46 3,766
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 121
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 564
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,124
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 75
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 65
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,084
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,715
Virginia Small Business Financing Authority Revenue Bonds 2,030 5.000 12/31/52 2,064
Virginia Small Business Financing Authority Revenue Bonds 2,885 5.000 12/31/56 2,866
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/57 1,029
23,303
Washington - 1.3%
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 461
Port of Seattle Revenue Bonds 2,450 5.000 08/01/46 2,589
Port of Seattle Revenue Bonds 235 4.000 08/01/47 218
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 997
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 903
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,210
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/50 72
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,840
Washington State Convention Center Public Facilities District Revenue Bonds 4,000 3.000 07/01/48 2,720
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,223
Washington State Convention Center Public Facilities District Revenue Bonds 3,450 4.000 07/01/58 2,856
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,300 4.000 07/01/58 1,188
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,464
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 120
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 156
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,361
22,378
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 144
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 157
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 81
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 904
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 49
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 126
County of Ohio Special District Excise Tax Revenue Bonds 110 3.250 03/01/41 89
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 175 4.125 06/01/43 161
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 100 4.875 06/01/43 93
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 296
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 704
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 105
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 79
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 339
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 571
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 938
4,836
Wisconsin - 2.2%
Public Finance Authority Revenue Bonds 1,685 4.000 03/01/28 1,585
Public Finance Authority Revenue Bonds 3,000 5.250 07/01/28 3,022

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,019
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds 35 4.000 07/01/30 33
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 98
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 721
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 756
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 65
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,024
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 605
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,603
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 517
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 145
Public Finance Authority Revenue Bonds 50 5.000 07/01/40 47
Public Finance Authority Revenue Bonds 100 4.000 04/01/42 83
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 702
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 501
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 104
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 72
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 184
Public Finance Authority Revenue Bonds (Þ) 935 6.500 06/01/45 736
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 733
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 341
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 23
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 142
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 76
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 720
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 76
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 46
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 649
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 89
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 911
Public Finance Authority Revenue Bonds 175 4.000 09/01/51 139
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,463
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,782
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 972
Public Finance Authority Revenue Bonds 1,600 4.000 04/01/52 1,225
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 91
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 162
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 172
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 92
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 103
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 871
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 402
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 59
Public Finance Authority Revenue Bonds 125 5.000 07/01/55 111
Public Finance Authority Revenue Bonds (Þ) 350 5.000 12/01/55 303
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,860
Public Finance Authority Revenue Bonds (Þ) 1,150 4.500 06/01/56 880
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 702
Public Finance Authority Revenue Bonds 125 4.000 09/01/56 97
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 243

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 134
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 151
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 103
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 71
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 86
Public Finance Authority Revenue Bonds 1,060 4.000 07/01/61 806
Public Finance Authority Revenue Bonds 125 5.250 07/01/61 99
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,446
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 166
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 132
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 300
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 813
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 750 0.200 02/15/50 750
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,190
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 36
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 35
38,489
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 910
Total Municipal Bonds
(cost $1,775,218) 1,695,451
Short-Term Investments - 1.1%
U.S. Cash Management Fund (@) 18,963,128 (∞) 18,959
Total Short-Term Investments
(cost $18,959) 18,959
Total Investments - 98.8%
(identified cost $1,794,177) 1,714,410
Other Assets and Liabilities, Net - 1.2%
20,534
Net Assets - 100.0%
1,734,944

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
17.4%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,080,000 102 .61 1,108
930
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 3,700,000 102 .84 3,801
3,481
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 106 .68 533
503
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 106 .12 1,061
1,006
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 715,000 100 .57 719
725
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 475,000 100 .00 475
483
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 625,000 100 .00 625
616
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100 .00 100
90
American Samoa Economic Development Authority Revenue Bonds 01/25/23 125,000 101 .04 126
126
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 107 .68 1,615
1,560
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98 .36 492
505
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106 .04 742
664
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .38 979
920
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102 .34 215
164
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 104 .06 78
64
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .42 33
23
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110 .08 33
23
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100 .00 1,250
1,224
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98 .30 98
99
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98 .31 98
99
Arkansas Development Finance Authority Revenue Bonds 09/14/22 250,000 96 .30 241
249
Arkansas Development Finance Authority Revenue Bonds 10/04/22 4,500,000 83 .07 3,738
4,061
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103 .52 518
502
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100 .00 945
707
Artisan Lakes East Community Development District Special Assessment 06/17/21 160,000 100 .00 160
150
Artisan Lakes East Community Development District Special Assessment 06/17/21 450,000 105 .57 475
357
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99 .71 249
215
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99 .80 1,378
1,052
Astonia Community Development District Special Assessment 07/09/21 75,000 104 .82 79
59
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,665,000 85 .06 1,416
1,493
Avalon Park West Community Development District Special Assessment 09/08/22 100,000 100 .00 100
101
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
94
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
89
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99 .44 1,055
1,060
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,250,000 100 .00 1,250
948
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,245,000 102 .46 1,276
983
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
80
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .14 100
83
Beaumont Community Development District Special Assessment 01/25/19 90,000 100 .00 90
92
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
475
Biscayne Drive Estates Community Development District Special
Assessment 10/04/22 100,000 100 .00 100
102
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100 .00 500
417
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100 .99 1,515
1,157
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97 .81 636
640
Bridgewalk Community Development District Special Assessment 01/25/22 365,000 103 .59 378
288
Bridgewater North Community Development District Special Assessment 02/24/22 125,000 100 .81 126
99
Brookstone Community Development District Special Assessment 01/23/18 25,000 100 .00 25
25
Brookstone Community Development District Special Assessment 09/14/22 250,000 100 .00 250
252
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100 .00 100
100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100 .00 100
100
Build NYC Resource Corp. Revenue Bonds 01/14/21 150,000 107 .88 162
130
Build NYC Resource Corp. Revenue Bonds 04/08/21 200,000 104 .84 210
170
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100 .00 100
86
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 118 .07 413
328
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110 .73 1,107
773
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100 .00 170
167
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100 .00 1,000
910
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 101 .56 2,031
1,885
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97 .57 463
474
California Community Housing Agency Revenue Bonds 07/24/20 2,000,000 108 .15 2,163
1,959
California Community Housing Agency Revenue Bonds 03/25/21 2,640,000 92 .63 2,677
2,316
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75 .07 150
144
California Community Housing Agency Revenue Bonds 01/12/23 2,000,000 89 .26 1,785
1,783
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76 .26 835
810
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 810,000 100 .34 813
755
California Infrastructure & Economic Development Bank Revenue Bonds 01/10/23 1,325,000 100 .00 1,325
1,326
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .48 995
1,018
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .47 1,537
1,527
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .63 1,881
1,633
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .35 65
60
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .35 2,453
1,687
California Pollution Control Financing Authority Revenue Bonds 01/17/19 420,000 98 .81 415
305
California Pollution Control Financing Authority Revenue Bonds 01/30/19 2,460,000 106 .65 2,609
2,476
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109 .63 603
563
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .34 680
640
California School Finance Authority Revenue Bonds 12/10/15 500,000 106 .84 534
504
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .13 1,061
993
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .55 221
203
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .10 625
572
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .24 158
149
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .30 109
91
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110 .74 1,218
972
California School Finance Authority Revenue Bonds 07/21/21 500,000 101 .56 508
482
California School Finance Authority Revenue Bonds 07/22/21 465,000 114 .14 531
439
California School Finance Authority Revenue Bonds 12/17/21 1,500,000 106 .69 1,600
1,177
California School Finance Authority Revenue Bonds 03/11/22 250,000 97 .96 245
202
California School Finance Authority Revenue Bonds 03/23/22 315,000 101 .67 320
284
California School Finance Authority Revenue Bonds 03/23/22 250,000 102 .68 257
231
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103 .10 1,031
1,023
California School Finance Authority Revenue Bonds 05/26/22 250,000 100 .23 251
253
California School Finance Authority Revenue Bonds 05/26/22 170,000 101 .50 173
174
California School Finance Authority Revenue Bonds 06/15/22 385,000 100 .00 385
392
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .16 250
249
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .24 251
250
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .27 251
251
California School Finance Authority Revenue Bonds 10/27/22 500,000 98 .05 490
517
California School Finance Authority Revenue Bonds 10/27/22 975,000 98 .49 960
1,010
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102 .87 2,675
2,533
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106 .44 213
206
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .43 532
500
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .53 1,075
1,013
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .20 261
228
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .02 210
191
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .66 111
96
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100 .56 940
937
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100 .75 4,136
3,855

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .19 1,333
1,179
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
1,909
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110 .81 360
302
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107 .46 107
74
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108 .26 108
77
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103 .51 155
118
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116 .37 349
293
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100 .00 585
493
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
159
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
416
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106 .73 1,094
809
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100 .00 45
35
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103 .61 73
55
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 230,000 99 .05 228
233
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .05 364
339
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 1,750,000 94 .44 1,517
1,346
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100 .00 250
252
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99 .12 1,982
2,004
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .91 1,394
1,645
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .38 1,888
2,204
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110 .83 111
84
City of Anna Special Assessment 07/28/21 136,000 100 .00 136
114
City of Anna Special Assessment 07/28/21 504,000 100 .00 504
462
City of Anna Special Assessment 12/14/22 175,000 100 .00 175
177
City of Aubrey Special Assessment 09/23/22 183,000 99 .38 182
189
City of Austin Special Assessment 12/01/22 100,000 99 .28 99
101
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100 .00 230
230
City of Baltimore Revenue Bonds 08/24/22 130,000 100 .00 130
127
City of Bee Cave Special Assessment 10/27/21 100,000 100 .00 100
94
City of Bee Cave Special Assessment 10/27/21 122,000 100 .00 122
115
City of Bee Cave Special Assessment 10/27/21 281,000 100 .00 281
269
City of Celina Special Assessment 09/11/19 155,000 100 .00 155
141
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
23
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
22
City of Celina Special Assessment 11/10/21 72,000 100 .00 72
61
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 90,000 100 .00 90
79
City of Celina Special Assessment 11/10/21 28,000 100 .00 28
26
City of Celina Special Assessment 11/10/21 61,000 100 .00 61
55
City of Celina Special Assessment 11/10/21 131,000 98 .80 129
111
City of Celina Special Assessment 12/15/21 255,000 99 .30 253
208
City of Celina Special Assessment 12/15/21 55,000 99 .36 55
42
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
86
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
84
City of Celina Special Assessment 04/13/22 100,000 100 .00 100
93
City of Celina Special Assessment 09/14/22 100,000 100 .00 100
101
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
87
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
96
City of Crandall Special Assessment 06/08/21 100,000 99 .23 99
89
City of Crandall Special Assessment 06/08/21 100,000 99 .27 99
96
City of Crandall Special Assessment 10/18/22 175,000 100 .00 175
184
City of Crandall Special Assessment 10/18/22 306,000 100 .00 306
315
City of Crandall Special Assessment 10/18/22 500,000 100 .00 500
520
City of Dayton Special Assessment 04/19/22 105,000 100 .00 105
103
City of Dayton Special Assessment 04/19/22 100,000 100 .00 100
100
City of Elmendorf Special Assessment 08/20/21 100,000 100 .00 100
81
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102 .49 1,814
1,756
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102 .49 302
320

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Fate Special Assessment 10/19/21 110,000 100 .55 111
91
City of Fate Special Assessment 10/19/21 100,000 99 .33 99
84
City of Fate Special Assessment 04/05/22 105,000 100 .00 105
93
City of Fate Special Assessment 09/07/22 225,000 100 .00 225
231
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
149
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
88
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
90
City of Goshen Revenue Bonds 08/06/21 1,000,000 100 .00 1,000
790
City of Haslet Special Assessment 07/30/20 200,000 105 .47 211
178
City of Haslet Special Assessment 10/19/21 200,000 98 .81 198
163
City of Hutto Special Assessment 04/05/21 296,000 99 .88 296
239
City of Hutto Special Assessment 10/22/21 200,000 98 .99 198
165
City of Justin Special Assessment 03/27/18 270,000 100 .00 270
272
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
95
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
96
City of Kyle Special Assessment 10/20/21 100,000 100 .00 100
81
City of Kyle Special Assessment 10/20/21 100,000 101 .25 101
84
City of Kyle Special Assessment 03/23/22 216,000 100 .00 216
207
City of Kyle Special Assessment 01/18/23 100,000 100 .00 100
100
City of Kyle Special Assessment 01/18/23 200,000 99 .38 199
199
City of Lavon Special Assessment 08/21/19 200,000 102 .99 206
178
City of Lavon Special Assessment 08/21/19 100,000 99 .41 99
91
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
88
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
85
City of Lavon Special Assessment 02/02/22 318,000 98 .73 314
261
City of Lavon Special Assessment 02/02/22 136,000 99 .06 135
116
City of Lavon Special Assessment 11/16/22 400,000 100 .00 400
413
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
84
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
82
City of Liberty Hill Special Assessment 12/14/21 150,000 103 .61 155
111
City of Manor Special Assessment 12/19/19 100,000 100 .00 100
94
City of Manor Special Assessment 05/06/21 100,000 100 .00 100
85
City of Manor Special Assessment 05/06/21 100,000 102 .47 102
83
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
86
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
94
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
88
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105 .19 105
90
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100 .00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101 .66 51
41
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99 .43 268
270
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,006
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
101
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
152
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
88
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
84
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
93
City of Midlothian Special Assessment 08/10/22 200,000 100 .00 200
195
City of Midlothian Special Assessment 08/10/22 115,000 100 .00 115
117
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .17 1,430
1,419
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
87
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
88
City of Oak Point Special Assessment 07/25/18 100,000 100 .00 100
88
City of Oak Point Special Assessment 07/25/18 100,000 99 .54 100
93
City of Oak Point Special Assessment 07/22/21 650,000 100 .00 650
499
City of Pilot Point Special Assessment 05/13/22 300,000 100 .00 300
307
City of Pilot Point Special Assessment 05/13/22 120,000 100 .00 120
124
City of Pilot Point Special Assessment 06/10/22 204,000 100 .00 204
206
City of Pilot Point Special Assessment 06/10/22 150,000 100 .00 150
154

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Pilot Point Special Assessment 06/10/22 200,000 100 .00 200
200
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
126
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
102
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
94
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
102
City of Princeton Special Assessment 08/27/19 300,000 103 .48 310
286
City of Princeton Special Assessment 06/23/20 160,000 100 .00 160
137
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
108
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
271
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
190
City of Princeton Special Assessment 05/25/21 185,000 101 .06 185
154
City of Princeton Special Assessment 03/29/22 100,000 100 .00 100
89
City of Princeton Special Assessment 07/26/22 100,000 100 .00 100
97
City of Princeton Special Assessment 07/26/22 75,000 100 .00 75
74
City of Red Oak Special Assessment 06/15/21 100,000 102 .71 103
83
City of Red Oak Special Assessment 06/15/21 100,000 98 .97 99
78
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .46 124
114
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .86 103
89
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100 .72 201
176
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100 .99 101
96
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .37 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100 .00 100
102
City of Sachse Special Assessment 11/15/22 100,000 100 .00 100
103
City of Sachse Special Assessment 11/15/22 150,000 100 .00 150
156
City of San Marcos Special Assessment 12/16/21 100,000 100 .00 100
87
City of Santa Fe Special Assessment 03/25/22 509,000 100 .00 509
485
City of Santa Fe Special Assessment 03/25/22 859,000 100 .00 859
813
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 104 .59 1,334
1,329
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
96
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
97
City of South Charleston Revenue Bonds 01/14/22 185,000 100 .00 185
157
City of South Charleston Revenue Bonds 01/14/22 165,000 100 .00 165
144
City of South Charleston Revenue Bonds 01/14/22 100,000 100 .36 100
81
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100 .37 1,154
904
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98 .24 2,309
2,214
City of Uhland Special Assessment 11/03/22 750,000 100 .00 750
794
City of Waxahachie Special Assessment 05/17/22 100,000 100 .00 100
100
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100 .00 100
87
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101 .71 102
85
Cloverleaf Metropolitan District General Obligation Limited 06/27/22 500,000 100 .00 500
503
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91 .43 261
202
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92 .03 322
243
Coddington Community Development District Special Assessment 06/24/22 100,000 103 .75 104
102
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108 .82 359
312
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100 .10 435
383
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100 .76 1,189
920
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 113 .92 1,139
995
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103 .90 943
840
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103 .84 104
96
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100 .00 500
399
Coral Bay Lee County Community Development District Special Assessment 09/09/22 50,000 100 .00 50
51
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100 .00 150
146
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105 .65 2,050
1,532
Cordova Palms Community Development District Special Assessment 06/24/22 1,015,000 99 .28 1,008
1,023
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100 .00 50
50
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100 .00 100
96
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 105 .85 1,805
1,577
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103 .11 1,031
805

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
County of Hays Revenue Bonds 12/06/22 200,000 100 .00 200
203
County of Hays Revenue Bonds 12/06/22 356,000 100 .00 356
361
County of Medina Special Assessment 03/11/21 100,000 100 .00 100
87
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .89 114
115
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100 .00 975
862
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100 .00 280
257
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100 .58 560
500
Crossings Community Development District Special Assessment 06/10/22 175,000 100 .00 175
167
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 88 .56 465
434
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 64 .76 648
709
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87 .46 1,093
977
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79 .04 79
73
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100 .00 100
96
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100 .00 100
97
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98 .04 980
940
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
860
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104 .78 2,831
2,748
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98 .92 99
100
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98 .93 148
146
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 107 .59 108
107
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108 .20 325
318
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 108 .64 239
238
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 108 .76 250
247
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .43 197
186
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99 .01 198
189
Denver Urban Renewal Authority Tax Allocation 10/11/18 565,000 99 .23 562
574
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .54 290
269
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 2,000,000 104 .08 2,026
1,921
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .66 75
59
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
44
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .31 228
183
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100 .00 625
627
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .01 101
96
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .90 100
93
Elevation Pointe Community Development District Special Assessment 04/06/22 700,000 98 .97 693
632
Entrada Community Development District Special Assessment 09/23/21 100,000 105 .24 105
79
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5 .35 214
241
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .25 161
155
Finance Authority of Maine Revenue Bonds 12/17/21 600,000 73 .24 439
420
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
803
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100 .00 115
111
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95 .36 3,304
3,148
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .63 119
95
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101 .85 102
89
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .71 163
144
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102 .95 103
94
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .17 223
201
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .89 127
116
Florida Development Finance Corp. Revenue Bonds 12/11/20 2,295,000 94 .82 2,176
2,070
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106 .67 107
78
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92 .72 185
146
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100 .00 100
90
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111 .53 112
70
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101 .97 510
396
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97 .86 396
367
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98 .15 309
286

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 07/20/22 200,000 100 .00 200
201
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100 .00 350
337
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100 .00 175
169
Florida Development Finance Corp. Revenue Bonds 08/18/22 2,500,000 98 .01 2,450
2,496
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100 .00 250
239
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100 .00 225
215
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .08 1,405
1,214
Forest Lake Community Development District Special Assessment 05/06/22 700,000 100 .00 700
703
Forest Lake Community Development District Special Assessment 05/06/22 620,000 100 .00 620
621
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .12 1,891
1,850
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100 .00 500
373
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103 .52 104
79
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102 .42 102
79
Greenspire Metropolitan District No. 1 General Obligation Limited 04/08/22 500,000 100 .00 500
451
Grove Resort Community Development District Special Assessment 02/09/22 50,000 102 .48 51
39
Hammock Reserve Community Development District Special Assessment 04/07/22 50,000 100 .00 50
47
Hammock Reserve Community Development District Special Assessment 04/07/22 165,000 100 .97 167
155
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,162
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103 .10 191
187
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
52
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .96 127
104
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
251
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106 .48 2,709
2,711
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107 .97 3,548
2,534
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101 .87 255
194
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102 .62 257
200
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92 .89 557
595
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100 .00 250
259
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100 .00 500
519
Johnstown Plaza Metropolitan District General Obligation Limited 04/01/22 1,659,000 94 .61 1,570
1,365
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .34 1,505
1,202
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
246
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
175
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
150
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
600
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
178
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .35 99
91
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .97 99
98
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .39 99
101
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 99 .00 99
79
Lakewood Ranch Stewardship District Special Assessment 12/10/21 100,000 106 .05 106
79
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
96
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
91
Lawson Dunes Community Development District Special Assessment 06/02/22 50,000 100 .00 50
48
Lawson Dunes Community Development District Special Assessment 06/02/22 100,000 100 .00 100
96
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,307
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97 .55 244
215
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102 .50 235
175
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102 .74 272
209
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98 .46 148
148
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99 .14 99
99
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98 .92 148
146
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99 .72 100
98
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98 .12 98
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98 .58 99
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mandarin Grove Community Development District Special Assessment 10/19/22 175,000 100 .00 175
185
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109 .85 55
46
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .69 55
47
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .61 117
116
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .85 117
116
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100 .00 225
224
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 200,000 95 .56 191
151
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 600,000 103 .33 620
507
Maryland Economic Development Corp. Revenue Bonds 06/10/21 1,400,000 100 .00 1,400
1,155
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100 .50 101
96
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 106 .55 1,332
1,270
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
104
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
155
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110 .42 1,435
1,151
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .58 246
247
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .20 198
202
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
662
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100 .00 100
81
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 36 .64 64
57
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98 .16 128
118
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98 .43 182
168
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 80 .98 1,215
1,170
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,325,000 99 .81 1,322
1,316
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,385,000 101 .00 1,399
1,189
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104 .80 210
174
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105 .82 1,005
879
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 106 .03 954
844
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106 .46 1,091
976
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115 .89 116
107
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116 .04 116
108
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116 .15 116
108
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99 .69 598
601
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100 .00 100
93
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100 .00 175
161
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .46 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .64 189
186
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102 .92 1,132
1,104
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
89
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
250
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
142
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .34 110
96
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .66 1,017
973
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 101 .90 1,019
747
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,185,000 109 .47 1,288
952
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 113 .28 1,133
902
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 515,000 102 .73 529
398
New York Liberty Development Corp. Revenue Bonds 03/21/17 13,115,000 95 .77 12,342
13,045
New York Liberty Development Corp. Revenue Bonds 07/28/22 975,000 102 .33 998
990
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 95 .91 312
326
New York Liberty Development Corp. Revenue Bonds 01/18/23 800,000 100 .44 803
801
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102 .91 412
402
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 104 .80 943
926
North Arkansas-1 Pasco Community Development District Special
Assessment 10/27/21 100,000 102 .09 102
79
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100 .00 100
97
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100 .00 300
286

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100 .37 391
370
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99 .35 75
66
North Powerline Road Community Development District Special Assessment 05/26/22 200,000 100 .00 200
198
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
100
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,190,000 98 .36 3,110
3,012
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 96 .82 261
262
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110 .00 1,100
960
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .82 1,038
928
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100 .00 600
587
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
136
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
108
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,031
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111 .61 1,005
902
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
24
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
48
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100 .00 210
197
Port Beaumont Navigation District Revenue Bonds 01/30/20 570,000 99 .16 565
425
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100 .00 100
73
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88 .04 1,277
886
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 89 .76 292
220
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100 .00 1,900
1,523
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99 .19 124
99
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .63 498
498
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,247
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .07 773
702
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .25 650
605
Public Finance Authority Revenue Bonds 02/21/19 525,000 100 .99 526
517
Public Finance Authority Revenue Bonds 05/01/19 15,000 100 .52 15
14
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .61 102
92
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .40 25
23
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
871
Public Finance Authority Revenue Bonds 08/10/20 150,000 106 .71 160
145
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .11 473
402
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .72 211
184
Public Finance Authority Revenue Bonds 09/16/20 65,000 105 .64 69
65
Public Finance Authority Revenue Bonds 12/03/20 350,000 109 .26 382
303
Public Finance Authority Revenue Bonds 03/26/21 935,000 94 .77 886
736
Public Finance Authority Revenue Bonds 03/26/21 875,000 98 .50 862
720
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .27 108
86
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .87 109
89
Public Finance Authority Revenue Bonds 08/02/21 1,150,000 89 .05 1,024
880
Public Finance Authority Revenue Bonds 11/10/21 890,000 101 .80 906
702
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108 .76 1,088
911
Public Finance Authority Revenue Bonds 03/11/22 275,000 102 .46 282
243
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100 .00 2,475
2,446
Public Finance Authority Revenue Bonds 04/14/22 150,000 100 .00 150
134
Public Finance Authority Revenue Bonds 04/14/22 100,000 100 .78 101
91
Public Finance Authority Revenue Bonds 04/14/22 150,000 98 .30 147
132
Public Finance Authority Revenue Bonds 05/25/22 175,000 97 .58 171
172
Public Finance Authority Revenue Bonds 05/25/22 300,000 98 .16 295
300
Public Finance Authority Revenue Bonds 09/01/22 165,000 98 .21 162
166
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98 .45 985
1,019
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
294
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 86 .98 87
85
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 12,775,000 96 .79 11,980
12,597
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,000,000 115 .72 1,157
1,017
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 2,280,000 108 .73 2,481
2,036
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
565

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100 .00 900
888
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 1,825,000 107 .42 1,975
1,874
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 350,000 98 .78 346
356
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
542
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
871
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100 .00 500
383
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .46 226
212
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
201
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
102
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99 .34 149
155
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100 .00 1,000
789
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100 .00 1,000
773
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
49
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
23
Sandmine Road Community Development District Special Assessment 08/14/20 15,000 100 .00 15
14
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .15 50
38
Sandmine Road Community Development District Special Assessment 10/14/21 50,000 104 .18 52
40
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 100 .00 100
102
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99 .68 199
175
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99 .76 100
95
Sawyers Landing Community Development District Special Assessment 08/04/21 160,000 97 .66 156
131
Sawyers Landing Community Development District Special Assessment 08/04/21 175,000 99 .17 174
152
Scenic Terrace South Community Development District Special Assessment 03/16/22 125,000 100 .00 125
114
Scenic Terrace South Community Development District Special Assessment 03/16/22 230,000 100 .00 230
202
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111 .06 150
105
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112 .46 112
75
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .64 174
175
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .70 197
196
Somerset Community Development District Special Assessment 04/06/22 1,000,000 100 .00 1,000
923
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100 .00 100
106
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97 .51 414
391
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99 .10 496
469
Southern Ohio Port Authority Revenue Bonds 09/24/20 1,125,000 93 .41 1,051
817
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 112 .00 308
215
Southshore Bay Community Development District Special Assessment 08/25/21 800,000 91 .55 732
678
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .85 141
142
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100 .95 232
234
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100 .00 400
408
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,970,000 102 .10 2,011
1,942
State of Ohio Revenue Bonds 11/14/19 275,000 106 .22 292
251
State of Ohio Revenue Bonds 12/05/19 110,000 108 .47 119
106
Stellar North Community Development District Special Assessment 11/10/21 890,000 100 .00 890
670
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,000,000 100 .00 1,000
765
Storey Creek Community Development District Special Assessment 06/29/22 50,000 100 .00 50
50
Storey Creek Community Development District Special Assessment 06/29/22 75,000 100 .00 75
75
Storey Park Community Development District Special Assessment 05/25/21 650,000 98 .84 642
501
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102 .73 77
59
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .22 982
955
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 1,250,000 104 .14 1,302
989
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 250,000 99 .24 248
192
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100 .00 100
81
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .29 99
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .26 99
92
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .40 99
96
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
146
Town of Lakewood Village Special Assessment 08/12/22 175,000 100 .00 175
171
Town of Little Elm Special Assessment 12/06/17 100,000 100 .34 100
99
Town of Little Elm Special Assessment 11/07/18 727,000 100 .00 727
756
Town of Little Elm Special Assessment 12/22/21 100,000 100 .00 100
81
Town of Little Elm Special Assessment 12/22/21 100,000 99 .04 99
81
Town of Little Elm Special Assessment 11/02/22 750,000 100 .00 750
793
Travis County Development Authority Special Assessment 09/13/22 100,000 100 .00 100
101
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .60 261
264
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 740,000 98 .56 729
589
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99 .04 158
134
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,709,000 98 .24 1,679
1,560
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .46 205
192
Two Rivers North Community Development District Special Assessment 04/27/22 150,000 100 .00 150
146
Two Rivers West Community Development District Special Assessment 11/30/22 300,000 100 .00 300
307
Two Rivers West Community Development District Special Assessment 11/30/22 150,000 100 .00 150
154
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100 .00 1,000
881
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100 .70 604
513
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .73 514
504
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100 .00 380
365
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105 .82 106
86
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100 .59 453
312
Utah Charter School Finance Authority Revenue Bonds 12/14/21 555,000 104 .04 577
509
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100 .00 500
502
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .33 98
79
V-Dana Community Development District Special Assessment 04/01/21 500,000 99 .46 497
444
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .53 488
485
Ventana Community Development District Special Assessment 03/01/18 500,000 98 .11 491
501
Veranda Community Development District II Special Assessment 02/24/21 65,000 100 .00 65
52
Veranda Community Development District II Special Assessment 02/24/21 55,000 101 .61 56
44
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .71 99
98
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
101
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100 .00 175
176
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,362
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100 .00 260
203
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100 .00 575
424
Village Community Development District No. 14 Special Assessment 06/29/22 1,000,000 100 .00 1,000
1,006
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 75,000 103 .34 78
59
Villages of Glen Creek Community Development District Special
Assessment 04/28/22 100,000 100 .00 100
97
Villamar Community Development District Special Assessment 02/28/22 625,000 100 .00 625
496
Villamar Community Development District Special Assessment 02/28/22 500,000 100 .00 500
404
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .15 1,042
997
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .67 215
156
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .31 162
120
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 104 .95 3,149
2,464
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
151
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
147
West Port Community Development District Special Assessment 08/05/20 1,700,000 101 .85 1,731
1,350
West Port Community Development District Special Assessment 05/10/21 90,000 100 .00 90
70
West Port Community Development District Special Assessment 07/27/22 50,000 100 .00 50
48
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99 .33 1,922
1,535
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98 .90 114
87
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
91
Westside Community Development District Special Assessment 09/20/19 100,000 99 .83 100
91
Westview North Community Development District Special Assessment 10/05/22 100,000 100 .00 100
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
112
Wildblue Community Development District Special Assessment 05/23/19 250,000 100 .28 251
214
Willows Community Development District Special Assessment 09/21/22 100,000 99 .29 99
102
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100 .00 750
530
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 80 .19 481
330
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100 .00 500
421
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100 .00 50
39
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104 .47 52 40
301,763
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 25,193 03/23
(385)
United States Treasury Long Bond Futures 100 USD 12,988 03/23 (347)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (732)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 23,272 $ — $ — $ 23,272
Alaska — 3,252 — — 3,252
Arizona — 27,818 — — 27,818
Arkansas — 8,563 — — 8,563
California — 159,732 — — 159,732
Colorado — 70,351 — — 70,351
Connecticut — 17,333 — — 17,333
Delaware — 1,178 — — 1,178
District of Columbia — 17,109 — — 17,109
Florida — 171,134 — — 171,134
Georgia — 37,631 — — 37,631
Guam — 15,856 — — 15,856
Hawaii — 4,781 — — 4,781
Idaho — 1,222 — — 1,222
Illinois — 149,348 — — 149,348
Indiana — 8,271 — — 8,271
Iowa — 12,460 — — 12,460
Kansas — 1,134 — — 1,134

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Kentucky — 12,838 — — 12,838
Louisiana — 33,613 — — 33,613
Maine — 5,659 — — 5,659
Maryland — 28,057 — — 28,057
Massachusetts — 11,779 — — 11,779
Michigan — 35,749 — — 35,749
Minnesota — 11,149 — — 11,149
Mississippi — 33,837 — — 33,837
Missouri — 13,237 — — 13,237
Montana — 2,338 — — 2,338
Nevada — 4,617 — — 4,617
New Hampshire — 6,150 — — 6,150
New Jersey — 81,413 — — 81,413
New Mexico — 128 — — 128
New York — 126,806 — — 126,806
North Carolina — 13,052 — — 13,052
North Dakota — 4,274 — — 4,274
Ohio — 70,771 — — 70,771
Oklahoma — 8,382 — — 8,382
Oregon — 9,534 — — 9,534
Pennsylvania — 94,739 — — 94,739
Puerto Rico — 100, 426 — — 100, 426
Rhode Island — 2,943 — — 2,943
South Carolina — 12,994 — — 12,994
South Dakota — 2,287 — — 2,287
Tennessee — 6,862 — — 6,862
Texas — 111,188 — — 111,188
Utah — 17,368 338 — 17,706
Vermont — 2,342 — — 2,342
Virgin Islands — 10,220 — — 10,220
Virginia — 23,303 — — 23,303
Washington — 22,378 — — 22,378
West Virginia — 4,836 — — 4,836
Wisconsin — 38,489 — — 38,489
Wyoming — 910 — — 910
Short-Term Investments — — — 18,959 18,959
Total Investments
— 1,695, 113 338 18,959 1,714,410
Other Financial Instruments
Liabilities
Futures Contracts (732) — — — (732)
Total Other Financial Instruments
*
$ (732) $ — $ — $ — $ (732)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.8%
Alabama - 1.9%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 160
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 213
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 314
Alabama Community College System Board of Trustees Revenue Bonds (µ) 530 4.000 01/01/38 548
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 392
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 425 4.000 09/01/35 446
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 750 4.000 09/01/37 772
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,936
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,558
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,114
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 791
Birmingham Airport Authority Revenue Bonds (µ) 760 5.000 07/01/29 870
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,025
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 711
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 607
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/25 4,741
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 27,000 2.010 12/01/26 25,867
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,000 4.000 12/01/26 2,003
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 10/01/27 710
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 12/01/28 5,370
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 365 4.000 12/01/31 369
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,095
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,866
City of Montgomery General Obligation Unlimited 500 4.000 12/01/35 529
City of Montgomery General Obligation Unlimited 500 4.000 12/01/37 517
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 267
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 362
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,019
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,019
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 714
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 431
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 403
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,157
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 125
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 317
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 832
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 874
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 763
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 1,998
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 08/01/28 875
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 12/01/29 11,104
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,091
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 779
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 346
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 219
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/29 223
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/30 226
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 316

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 346
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 448
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 464
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 254
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 233
85,729
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,173
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 818
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 487
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 174
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 704
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 333
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 345
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 245
City of Valdez Revenue Bonds (~)(Ê) 3,400 0.270 05/01/31 3,400
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 1,011
Northern Tobacco Securitization Corp. Revenue Bonds 20 0.500 06/01/31 20
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/31 973
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/32 969
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 827
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 1,013
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,481
State of Alaska International Airports System Revenue Bonds 1,180 4.000 10/01/33 1,266
State of Alaska International Airports System Revenue Bonds 1,000 4.000 10/01/34 1,064
State of Alaska International Airports System Revenue Bonds 825 4.000 10/01/35 865
17,168
Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,205
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,750 0.070 01/01/46 3,625
Arizona Industrial Development Authority Revenue Bonds 330 2.650 07/01/26 320
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 434
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 236
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,284
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,224
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 283
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 237
Arizona Industrial Development Authority Revenue Bonds 1,450 5.000 11/01/32 1,582
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,170
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,107
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 249
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,840
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,050
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 772
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 205
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,354
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 78
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 233
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 282
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 165
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,837

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,565
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 2,796
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,234
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,177
City of Mesa Utility System Revenue Bonds 1,400 4.000 07/01/35 1,487
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,155
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,730
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 293
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,844
Entertainment Center Community Facilities District Revenue Bonds 3,086 4.000 07/01/37 3,079
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 859
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,004
Industrial Development Authority of the County of Pima (The) Revenue Bonds 575 5.000 04/01/33 650
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 894
Industrial Development Authority of the County of Pima (The) Revenue Bonds 410 4.000 04/01/35 423
Industrial Development Authority of the County of Pima (The) Revenue Bonds 420 4.000 04/01/36 427
Industrial Development Authority of the County of Pima (The) Revenue Bonds 450 4.000 04/01/37 452
Industrial Development Authority of the County of Pima (The) Revenue Bonds 675 4.000 04/01/40 665
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 522
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 44
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 953
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 89
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,120
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,035
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 888
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,396
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 600
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 432
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 06/01/24 1,984
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 361
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 277
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 723
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 466
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 522
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 551
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 578
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 138
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 237
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 843
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,168
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,119
Salt Verde Financial Corp. Revenue Bonds 1,000 5.000 12/01/37 1,060
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 438
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 402
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 214

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/33 401
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/34 395
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 367
74,829
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 191
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 231
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 44
Arkansas Development Finance Authority Revenue Bonds 955 4.000 06/01/35 993
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 185
Batesville Public Facilities Board Revenue Bonds 95 5.000 06/01/23 96
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 143
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 171
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 242
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 241
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,905
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 609
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 608
City of Sherwood Sales & Use Tax Revenue Bonds 400 4.000 12/01/30 421
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,078
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,019
Southern Arkansas University Revenue Bonds (µ) 1,500 4.000 03/01/36 1,513
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 402
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 345
12,437
California - 8.3%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 125
Apple Valley Public Financing Authority Tax Allocation (µ) 1,350 4.000 06/01/36 1,409
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 547
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 1.960 04/01/27 1,701
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 2.070 04/01/28 1,164
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,012
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 667
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,035
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 219
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 273
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 692
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 4.000 08/01/28 279
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 4,575 5.000 08/01/29 4,898
California County Tobacco Securitization Agency Revenue Bonds 60 4.000 06/01/49 60
California County Tobacco Securitization Agency Revenue Bonds 95 5.000 06/01/49 98
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 7,100 1.500 08/01/52 7,100
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 224
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 501
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 879
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,386
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 829
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,476
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 392
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 642
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,695

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/42 878
California Infrastructure & Economic Development Bank Revenue Bonds 320 5.000 11/01/26 341
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 146
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 06/01/28 2,464
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 321
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 434
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 685
California Infrastructure & Economic Development Bank Revenue Bonds 400 4.000 05/01/40 403
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 229
California Infrastructure & Economic Development Bank Revenue Bonds 460 4.000 05/01/41 461
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,367
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 105
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 92
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 770
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/27 266
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 91
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 241
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,778
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 107
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 398
California Municipal Finance Authority Revenue Bonds (µ) 200 5.000 05/15/31 227
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 76
California Municipal Finance Authority Revenue Bonds (µ) 750 4.000 05/15/32 787
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 894
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,336
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,234
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 232
California Municipal Finance Authority Revenue Bonds 575 5.000 07/01/42 594
California Public Finance Authority Revenue Bonds 400 4.000 10/15/27 413
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 373
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,576
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 678
California School Finance Authority Revenue Bonds (Þ) 260 2.000 10/01/23 257
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 278
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 204
California School Finance Authority Revenue Bonds 500 4.000 11/01/31 477
California School Finance Authority Revenue Bonds 830 4.000 11/01/36 748
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/40 99
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,023
California School Finance Authority Revenue Bonds (Þ) 650 5.000 08/01/46 655
California Statewide Communities Development Authority Revenue Bonds 1,475 5.000 05/15/23 1,483
California Statewide Communities Development Authority Revenue Bonds 575 4.000 09/02/23 575
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 350 0.170 05/15/24 350
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 504
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 404
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,536
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 368
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 303
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 487
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 11/01/29 5,831
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 298

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 304
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,176
California Statewide Communities Development Authority Revenue Bonds (µ) 2,250 4.000 05/15/36 2,332
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 370
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,699
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,876
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 2,071
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 584
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 862
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,042
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 872
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 720
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,540
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 118
City & County of San Francisco Infrastructure & Revitalization Fing Dist No. 1 Tax
Allocation (Þ) 375 5.000 09/01/32 411
City & County of San Francisco Infrastructure & Revitalization Fing Dist No. 1 Tax
Allocation (Þ) 375 5.000 09/01/37 390
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 510
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 507
City of Calimesa California Special Tax 415 4.000 09/01/37 407
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,400
City of Dublin Special Tax 100 4.000 09/01/45 90
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 260
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 552
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 661
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,387
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,472
City of Los Angeles Department of Airports Revenue Bonds 20,575 4.000 05/15/40 21,054
City of Ontario Special Tax 500 4.000 09/01/36 484
City of Palm Desert Special Tax 25 4.000 09/01/30 26
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 25
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,518
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 26
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 35 4.000 09/01/36 35
City of Roseville Special Tax 125 2.500 09/01/37 97
City of Roseville Special Tax 40 4.000 09/01/38 39
City of Roseville Special Tax 45 4.000 09/01/40 43
City of Roseville Special Tax 725 4.000 09/01/41 695
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,364
City of Susanville Natural Gas Revenue Bonds (µ) 735 4.000 06/01/32 784
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/27 516
Compton Community College District General Obligation Unlimited (µ)(ae) 2,000
Zero
coupon 08/01/23 722
Compton Unified School District General Obligation Unlimited (µ) 1,250 4.000 06/01/30 1,334
Compton Unified School District General Obligation Unlimited (µ) 2,000 4.000 06/01/31 2,135
Compton Unified School District General Obligation Unlimited (µ) 1,850 4.000 06/01/32 1,972

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Corona Community Facilities District Special Tax 100 5.000 09/01/30 110
Corona Community Facilities District Special Tax 100 5.000 09/01/31 111
Corona Community Facilities District Special Tax 180 5.250 09/01/33 201
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,495
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 110
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 303
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 543
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 637
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 411
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,228
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 444
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 861
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 616
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 126
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,099
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)(ae) 1,150 5.000 06/01/25 1,224
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,137
Golden State Tobacco Securitization Corp. Revenue Bonds 11,175 5.000 06/01/31 12,865
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 12,318
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 863
Golden State Tobacco Securitization Corp. Revenue Bonds 4,550 5.000 06/01/34 5,238
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 481
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,112
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,245
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,326
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 708
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,084
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 863
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 465
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 2,092
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,839
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,242
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,104
Inglewood Unified School District General Obligation Unlimited (µ) 250 4.000 08/01/26 262
Inglewood Unified School District General Obligation Unlimited (µ) 325 5.000 08/01/28 363
Inglewood Unified School District General Obligation Unlimited (µ) 400 5.000 08/01/30 446
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 874
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 376
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 544
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 50 5.000 09/01/32 55
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 80
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,221
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 858
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,688
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,500
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,026

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,945
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,300 5.000 06/01/37 1,495
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,312
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 426
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 360
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 470
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 411
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 487
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 585
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 515
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,547
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,257
Menifee Union School District Special Tax 150 5.000 09/01/42 156
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 05/21/24 6,610
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,393
Mountain View-Whisman School District General Obligation Unlimited (ae) 2,000 4.000 09/01/26 2,132
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,197
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,677
North Coast County Water District Certificate of Participation (µ) 125 4.000 10/01/31 141
North Coast County Water District Certificate of Participation (µ) 150 4.000 10/01/34 164
North Coast County Water District Certificate of Participation (µ) 275 4.000 10/01/35 296
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 1,053
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 799
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 873
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 393
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 207
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 435
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 451
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,417
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 910
Pittsburgh Unified School District General Obligation Unlimited (µ) 225 4.000 08/01/34 241
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 719
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 300
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 257
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 540 4.000 11/01/32 588
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 415 4.000 11/01/35 435
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 581
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 110
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,424
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,069
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,228
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 536
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,081
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 315
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 415
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 533
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 245
Riverside Unified School District Special Tax 25 4.000 09/01/27 26
Riverside Unified School District Special Tax 30 4.000 09/01/28 31

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Riverside Unified School District Special Tax 30 4.000 09/01/29 31
Riverside Unified School District Special Tax 30 4.000 09/01/30 31
Roseville Joint Union High School District Certificate of Participation (µ) 300 1.000 06/01/26 280
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,830 0.785 06/01/34 1,790
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,872
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,088
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,754
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 380
San Diego County Regional Airport Authority Revenue Bonds 875 4.000 07/01/36 912
San Diego County Regional Airport Authority Revenue Bonds 1,465 4.000 07/01/37 1,512
San Diego County Regional Airport Authority Revenue Bonds 1,500 5.000 07/01/38 1,682
San Diego County Regional Airport Authority Revenue Bonds 1,675 5.000 07/01/39 1,867
San Diego County Regional Airport Authority Revenue Bonds 1,725 4.000 07/01/40 1,759
San Diego Unified School District General Obligation Unlimited 2,735 5.000 07/01/47 2,932
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 105
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 3,250 5.250 01/15/49 3,306
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 478
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 815
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,254
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 583
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 863
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,403
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 535
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 534
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,129
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 933
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 730
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,525
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,596
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,669
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,342
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,195
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,664
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 911
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 791
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 434
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,623
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,289
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,696
State of California General Obligation Unlimited 7,095 5.000 11/01/25 7,239
State of California General Obligation Unlimited 5,760 5.000 03/01/26 6,104
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,562
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,627
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,806
State of California General Obligation Unlimited 2,000 5.000 11/01/31 2,409
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 53
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 57
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 56
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 65
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 65

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 69
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 45
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 135
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 110
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 129
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,786
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 138
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 189
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 142
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 282
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 282
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 143
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 71
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 142
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 140
Tobacco Settlement Financing Corp. Revenue Bonds 240 4.000 06/01/49 238
Town of Tiburon Special Assessment 75 2.375 09/02/41 52
Town of Tiburon Special Assessment 150 2.500 09/02/46 100
Transbay Joint Powers Authority Tax Allocation 170 5.000 10/01/28 188
Transbay Joint Powers Authority Tax Allocation 80 5.000 10/01/29 90
Transbay Joint Powers Authority Tax Allocation 65 5.000 10/01/30 73
Transbay Joint Powers Authority Tax Allocation 140 5.000 10/01/31 157
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 133
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 92
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 736
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 128
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 128
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 128
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 138
University of California Revenue Bonds 9,000 5.000 05/15/41 9,577
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 4,007
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,271
West Contra Costa Healthcare District Revenue Bonds 1,070 4.000 07/01/33 1,145
West Contra Costa Healthcare District Revenue Bonds 1,170 4.000 07/01/35 1,230
West Contra Costa Healthcare District Revenue Bonds 1,265 4.000 07/01/37 1,310
West Contra Costa Healthcare District Revenue Bonds 1,370 4.000 07/01/39 1,409
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 1,012
373,402
Colorado - 2.5%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,862
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,689
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,052
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,273
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,065
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,059
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 793
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,727
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 398
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 2,195 5.000 12/15/35 2,385
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,619

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 422
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,120
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,880
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,565
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,379
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 1,025
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,376
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,341
City & County of Denver Dedicated Excise Tax Revenue Bonds 1,880 5.000 08/01/42 1,988
City of Grand Junction Revenue Bonds 300 4.000 03/01/34 327
City of Grand Junction Revenue Bonds 365 4.000 03/01/35 392
City of Grand Junction Revenue Bonds 1,715 4.000 03/01/37 1,800
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,026
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 80
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 70
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 634
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 60
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,030
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 343
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 878
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 94
Colorado Educational & Cultural Facilities Authority Revenue Bonds 750 4.000 12/15/36 758
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds 345 4.000 10/01/46 301
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 76
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 76
Colorado Health Facilities Authority Revenue Bonds 1,275 5.000 11/01/24 1,323
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 11/01/25 1,063
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 692
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,700 5.000 08/15/28 3,047
Colorado Health Facilities Authority Revenue Bonds 3,150 5.000 08/01/32 3,475
Colorado Health Facilities Authority Revenue Bonds 1,950 5.000 08/01/33 2,142
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,636
Colorado Health Facilities Authority Revenue Bonds 6,740 5.000 08/01/35 7,275
Colorado Health Facilities Authority Revenue Bonds 500 4.000 01/01/36 522
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/37 1,063
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,207
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,094
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,193
Colorado Health Facilities Authority Revenue Bonds 850 4.000 08/01/49 799
Colorado Housing & Finance Authority Revenue Bonds 1,290 4.250 11/01/49 1,317
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,605
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 375 4.000 12/01/32 410
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 275 4.000 12/01/33 299
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 787
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,241
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 742
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 132
Denver Health & Hospital Authority Revenue Bonds 1,450 5.000 12/01/31 1,586
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 516
Denver Urban Renewal Authority Tax Allocation (Þ) 1,210 5.250 12/01/39 1,228

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
E-470 Public Highway Authority Revenue Bonds (µ) 4,040
Zero
coupon 09/01/28 3,447
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,139
E-470 Public Highway Authority Revenue Bonds (µ) 1,560
Zero
coupon 09/01/30 1,246
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 180
E-470 Public Highway Authority Revenue Bonds 315 5.000 09/01/36 356
Eagle County School District No. Re50J Certificate of Participation (µ) 975 4.000 12/01/36 1,021
Fiddlers Business Improvement District General Obligation Unlimited 1,250 5.000 12/01/32 1,277
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 250 4.000 12/01/37 260
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,256
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,089
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 540
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,727
Jefferson County School District R-1 General Obligation Unlimited 1,150 4.000 12/15/37 1,206
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 398
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,064
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,252
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 384
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 522
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,521
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,494
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,098
Regional Transportation District Certificate of Participation 6,725 5.000 06/01/27 6,779
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 538
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,478
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 749
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 991
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 240 4.000 12/01/23 243
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 1,051
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 496
State of Colorado Certificate of Participation 2,000 6.000 12/15/40 2,466
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 135
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 135
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 885
114,802
Connecticut - 2.6%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,489
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 1,000
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,805
City of Bridgeport General Obligation Unlimited 250 5.000 08/01/34 290
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 768
City of Bridgeport General Obligation Unlimited 225 4.000 08/01/36 233
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,462
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 693
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,525
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 265
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,337
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 727
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 382
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 185
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 161

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 326
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 496
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 283
City of New Haven General Obligation Unlimited (µ) 450 5.000 02/01/30 517
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 169
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 2,035
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 225
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 225
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 112
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 1,007
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 788
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 861
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,089
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 416
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 426
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 572
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 482
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,389
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 611
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 02/11/25 2,530
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 02/10/26 4,993
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,028
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 101
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,164
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 433
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 8,000 0.780 07/01/42 8,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 11,500 2.050 07/01/42 11,500
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 400 1.800 07/01/49 390
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,148
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,940
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 689
South Central Connecticut Regional Water Authority Revenue Bonds 4,200 4.000 08/01/38 4,306
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 753
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 11,177
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 279
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,946
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 312
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,130
State of Connecticut General Obligation Unlimited 3,225 4.000 04/15/37 3,335
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,566
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,339
State of Connecticut Special Tax Revenue Bonds (µ) 1,025 4.000 05/01/38 1,065
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,554
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,489
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,274
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 446
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,993
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,709
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 749

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,718
116,407
Delaware - 0.2%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 5,361
Delaware Municipal Electric Corp. (The) Revenue Bonds 250 5.000 07/01/32 297
Delaware Municipal Electric Corp. (The) Revenue Bonds 340 4.000 07/01/36 355
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 378
Delaware State Economic Development Authority Revenue Bonds 65 4.000 08/01/29 65
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 101
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 165
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 886
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 660
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,153
Town of Bridgeville Special Tax 70 4.000 07/01/23 70
Town of Bridgeville Special Tax 75 4.000 07/01/24 75
Town of Bridgeville Special Tax 100 4.000 07/01/25 101
Town of Bridgeville Special Tax 100 4.000 07/01/26 101
Town of Bridgeville Special Tax 90 4.000 07/01/27 91
Town of Bridgeville Special Tax 290 4.000 07/01/30 291
11,150
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 2,635 5.000 06/01/38 2,704
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,149
District of Columbia Housing Finance Agency (~)(Ê) 1,850 5.000 12/01/26 1,942
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,210
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,609
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,052
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,928
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,949
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 247
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,201
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/27 423
Metropolitan Washington Airports Authority Aviation Revenue Bonds 2,555 5.000 10/01/26 2,805
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 168
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 167
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 167
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 165
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 273
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 799
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 163
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 162
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 241
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,713
Washington Metropolitan Area Transit Authority Revenue Bonds 1,030 4.000 07/15/34 1,119
Washington Metropolitan Area Transit Authority Revenue Bonds 2,185 4.000 07/15/35 2,340
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,783
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 682
45,161
Florida - 6.7%
Abbott Square Community Development District Special Assessment 200 4.500 06/15/27 200
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 947

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
AH at Turnpike South Community Development District Special Assessment 125 2.350 05/01/26 117
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 162
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 382
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 212
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,214
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,265
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,320
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,372
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,411
Artisan Lakes East Community Development District Special Assessment (Þ) 545 2.300 05/01/26 510
Astonia Community Development District Special Assessment (Þ) 165 2.500 05/01/26 156
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 221
Avalon Park West Community Development District Special Assessment (Þ) 200 4.700 05/01/32 202
Ave Maria Stewardship Community District Special Assessment 950 2.875 05/01/27 908
Ave Maria Stewardship Community District Special Assessment (Þ) 275 3.000 05/01/27 262
Ave Maria Stewardship Community District Special Assessment (µ) 2,230 2.750 05/01/33 2,214
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,742
Avenir Community Development District Special Assessment 150 4.500 05/01/30 149
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 151
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 125 2.375 05/01/26 117
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 250 2.875 05/01/31 217
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 44
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 254
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 195
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 213
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 219
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 721
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 652
Bridgewalk Community Development District Special Assessment (Þ) 165 2.500 06/15/27 152
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 253
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 115
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 84
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 976
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 469
Celebration Community Development District Special Assessment 105 2.250 05/01/26 98
Celebration Community Development District Special Assessment 115 2.750 05/01/31 99
Central Florida Expressway Authority Revenue Bonds (µ) 2,665 4.000 07/01/34 2,880
Centre Lake Community Development District Special Assessment (Þ) 260 2.750 05/01/31 222
Centre Lake Community Development District Special Assessment (Þ) 1,000 3.000 05/01/42 723
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 120
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 120
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 404
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 131
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 654
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 935
CFM Community Development District Special Assessment 190 2.400 05/01/26 178
CFM Community Development District Special Assessment 125 2.875 05/01/31 109
Chapel Crossings Community Development District Special Assessment 5 3.200 05/01/30 5
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 188
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 246

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Lauderdale Special Assessment (Þ) 220 5.000 07/01/29 228
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 236
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 246
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 261
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,308
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 853
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,318
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,511
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,834
City of North Port Special Assessment (µ)(ae) 1,135 5.000 07/01/26 1,147
City of Palmetto Revenue Bonds 250 4.250 06/01/27 253
City of Palmetto Revenue Bonds 400 5.000 06/01/32 425
City of Palmetto Revenue Bonds 300 5.125 06/01/42 306
City of Pompano Beach Revenue Bonds 600 1.450 01/01/27 531
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,093
City of Tallahassee Revenue Bonds 500 5.000 12/01/27 524
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 681
City of Tampa Revenue Bonds 720 5.000 07/01/32 808
City of Tampa Revenue Bonds 725 5.000 07/01/33 812
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,343
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,923
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,277
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,999
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 182
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 425
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 217
Coddington Community Development District Special Assessment (Þ) 280 4.200 05/01/27 278
Copper Oaks Community Development District Special Assessment (Þ) 681 3.000 05/01/31 598
Copper Oaks Community Development District Special Assessment (Þ) 770 3.000 05/01/35 626
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 160
Cordova Palms Community Development District Special Assessment (Þ) 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 212
Cordova Palms Community Development District Special Assessment (Þ) 170 5.100 05/01/32 172
Cordova Palms Community Development District Special Assessment (Þ) 105 5.300 05/01/32 106
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 249
Corkscrew Farms Community Development District Special Assessment (Þ) 15 3.750 11/01/23 15
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 155
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 105
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 101
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,609
County of Miami-Dade Aviation Revenue Bonds 1,600 4.000 10/01/35 1,660
County of Miami-Dade Aviation Revenue Bonds 2,000 4.000 10/01/36 2,039
County of Miami-Dade Aviation Revenue Bonds 2,250 4.000 10/01/37 2,283
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,149
County of Miami-Dade Aviation Revenue Bonds 1,900 4.000 10/01/40 1,907
County of Miami-Dade General Obligation Unlimited 940 5.000 07/01/38 998
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,492
County of Miami-Dade Transit System Revenue Bonds 2,535 5.000 07/01/43 2,856
County of Miami-Dade Transit System Revenue Bonds 12,015 5.000 07/01/44 13,501
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 798
County of Miami-Dade Water & Sewer System Revenue Bonds 1,250 4.000 10/01/38 1,293

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,303
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 417
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 364
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 259
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 454
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 618
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 539
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 811
County of St Johns Water & Sewer Revenue Bonds 5,000 5.000 06/01/47 5,661
Crossings Community Development District Special Assessment (Þ) 1,745 5.000 05/01/42 1,703
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 629
Cypress Bluff Community Development District Special Assessment 800 3.625 05/01/40 651
Cypress Mill Community Development District Special Assessment 415 3.000 06/15/31 364
Cypress Shadows Community Development District Special Assessment (Þ) 108 5.000 11/01/32 112
Cypress Shadows Community Development District Special Assessment (Þ) 292 5.000 11/01/37 295
Cypress Shadows Community Development District Special Assessment (Þ) 347 5.000 11/01/42 339
Deer Run Community Development District Special Assessment 1,135 5.400 05/01/39 1,154
DG Farms Community Development District Special Assessment 110 2.750 05/01/25 106
Downtown Doral South Community Development District Special Assessment (Þ) 105 3.875 12/15/23 105
DW Bayview Community Development District Special Assessment (Þ) 40 2.375 05/01/26 38
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 52
Eagle Pointe Community Development District Special Assessment (Þ) 25 3.000 05/01/25 24
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 55
East Bonita Beach Road Community Development District Special Assessment (Þ) 20 3.875 11/01/23 20
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 340
East Nassau Stewardship District Special Assessment 170 2.400 05/01/26 160
East Nassau Stewardship District Special Assessment 240 3.000 05/01/31 211
Eden Hills Community Development District Special Assessment 60 3.250 05/01/27 57
Edgewater East Community Development District Special Assessment 40 2.500 05/01/26 38
Edgewater East Community Development District Special Assessment 150 3.000 05/01/27 142
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 89
Elevation Pointe Community Development District Special Assessment (Þ) 205 3.900 05/01/27 201
Elevation Pointe Community Development District Special Assessment (Þ) 250 4.125 05/01/32 240
Elevation Pointe Community Development District Special Assessment (Þ) 1,105 4.400 05/01/32 1,074
Enbrook Community Development District Special Assessment 155 2.500 05/01/25 149
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 314
Epperson North Community Development District Special Assessment 90 2.500 05/01/26 85
Epperson North Community Development District Special Assessment (Þ) 305 2.450 11/01/26 284
Epperson North Community Development District Special Assessment 170 3.000 05/01/31 149
Epperson North Community Development District Special Assessment (Þ) 295 3.100 11/01/31 259
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 393
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 457
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 385
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 296
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 401
Escambia County Health Facilities Authority Revenue Bonds 1,540 5.000 08/15/36 1,631
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 168
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 498
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 97
Esplanade Lake Club Community Development District Special Assessment 190 4.000 11/01/40 165
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 172

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 115 3.000 06/01/23 114
Florida Development Finance Corp. Revenue Bonds 110 4.000 06/01/25 107
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/26 37
Florida Development Finance Corp. Revenue Bonds (Þ) 610 1.750 06/01/26 553
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 96
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 38
Florida Development Finance Corp. Revenue Bonds 30 5.000 04/01/29 33
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 101
Florida Development Finance Corp. Revenue Bonds 135 5.000 06/01/31 131
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 171
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 955
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 787
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 824
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 107
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/35 95
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,291
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 1,972
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,350
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,824
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 872
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 130
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 214
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,155
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,650
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,837
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,057
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 767
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 139
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 5,136
Florida Municipal Power Agency Revenue Bonds 400 3.000 10/01/32 396
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 207
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 100
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 49
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 103
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 104
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 113
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 112
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 840
Golden Lakes Community Development District Special Assessment (µ) 30 3.250 05/01/23 30
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 80
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 537
Gracewater Sarasota Community Development District Special Assessment (Þ) 470 2.400 05/01/26 441
Grand Oaks Community Development District Special Assessment (Þ) 150 2.625 11/01/26 140
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 713
Grove Resort Community Development District Special Assessment (Þ) 145 2.950 05/01/27 136
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 825
Harmony West Community Development District Special Assessment (Þ) 130 4.125 05/01/24 130
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 426

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 623
Heritage Harbor North Community Development District Special Assessment 150 5.000 05/01/34 153
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 296
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 285
Hills Minneola Community Development District Special Assessment (Þ) 135 3.000 05/01/25 131
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 128
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,028
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 1,008
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 8,248
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 11,243
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 319
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 454
Hyde Park Community Development District No. 2 Special Assessment 425 3.250 05/01/27 405
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 341
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 86
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 154
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 116
Kingman Gate Community Development District Special Assessment (Þ) 165 2.500 06/15/26 155
Kingman Gate Community Development District Special Assessment (Þ) 250 3.125 06/15/31 221
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 364
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 375
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 387
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 401
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 410
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,448
Lakewood Ranch Stewardship District Special Assessment 100 2.500 05/01/25 96
Lakewood Ranch Stewardship District Special Assessment 430 2.125 05/01/26 400
Lakewood Ranch Stewardship District Special Assessment (Þ) 185 2.125 05/01/26 172
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 519
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 522
Lakewood Ranch Stewardship District Special Assessment 310 3.125 05/01/30 280
Lakewood Ranch Stewardship District Special Assessment 100 3.200 05/01/30 91
Lakewood Ranch Stewardship District Special Assessment (Þ) 260 2.625 05/01/31 222
Lakewood Ranch Stewardship District Special Assessment (Þ) 410 2.700 05/01/31 351
Laurel Road Community Development District Special Assessment 330 2.600 05/01/26 311
Laurel Road Community Development District Special Assessment 950 3.125 05/01/31 841
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,300 5.000 04/01/33 2,374
LT Ranch Community Development District Special Assessment 135 5.200 05/01/27 136
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 976
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 300 3.800 05/01/27 293
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 528
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 110
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 110
Meadow View at Twin Creeks Community Development District Special Assessment 575 2.400 05/01/26 540
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 180
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 259
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,105
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 482
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 435
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 540

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Dade Community Development District Special Assessment 84 3.000 05/01/23 84
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment 92 3.500 05/01/25 92
North Dade Community Development District Special Assessment 96 3.500 05/01/26 96
North Dade Community Development District Special Assessment 100 3.500 05/01/27 100
North Dade Community Development District Special Assessment 99 3.500 05/01/28 99
North Dade Community Development District Special Assessment 327 3.750 05/01/31 326
North Dade Community Development District Special Assessment 824 4.000 05/01/38 801
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 2,028
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 673
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 4,120
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 180
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,928
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 500
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 147
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 92
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 586
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 922
Palm Coast Park Community Development District Special Assessment 220 2.400 05/01/26 206
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 767
Park East Community Development District Special Assessment (Þ) 370 2.400 11/01/26 344
Parker Road Community Development District Special Assessment 190 3.100 05/01/25 185
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 234
Parkview at Long Lake Ranch Community Development District Special Assessment 390 2.500 05/01/25 374
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 95
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 102
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 108
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 114
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 460 4.000 05/01/25 467
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 500 4.000 05/01/27 515
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 390
Pine Isle Community Development District Special Assessment (Þ) 250 2.375 12/15/26 232
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 87
Portico Community Development District Special Assessment 25 3.250 05/01/31 22
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 191
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 304
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,454
Reedy Creek Improvement District General Obligation Limited (ae) 4,540 5.000 06/01/23 4,579
Reedy Creek Improvement District General Obligation Limited (ae) 5,000 5.000 06/01/25 5,043
Reedy Creek Improvement District General Obligation Limited (ae) 4,870 5.000 06/01/26 4,912
Reunion East Community Development District Special Assessment 550 2.400 05/01/26 518
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 608
Reunion West Community Development District Special Assessment 125 2.600 05/01/27 116
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 377
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 368
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 358
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 382

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 360
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 500
River Glen Community Development District Special Assessment 151 2.500 05/01/29 141
River Glen Community Development District Special Assessment 159 2.500 05/01/31 142
River Glen Community Development District Special Assessment 750 3.000 05/01/31 659
River Glen Community Development District Special Assessment 509 3.000 05/01/34 466
River Glen Community Development District Special Assessment 750 3.000 05/01/36 601
River Glen Community Development District Special Assessment 685 3.000 05/01/38 566
River Landing Community Development District Special Assessment 850 4.125 05/01/40 751
Rivers Edge III Community Development District Special Assessment (Þ) 210 2.400 05/01/26 197
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 264
Rivington Community Development District Special Assessment 350 3.250 05/01/27 334
Rivington Community Development District Special Assessment 430 3.625 05/01/32 391
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 322
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 364
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 390
Rye Crossing Community Development District Special Assessment 205 4.125 05/01/30 205
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 82
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 156
Sanctuary Cove Community Development District Special Assessment 135 2.125 05/01/26 126
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 162
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 297
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 608
Sandmine Road Community Development District Special Assessment (Þ) 245 2.300 11/01/26 227
Sandmine Road Community Development District Special Assessment (Þ) 100 5.000 11/01/29 101
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 123
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,363
Sarasota National Community Development District Special Assessment (Þ) 125 3.625 05/01/31 116
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,943
Sawyers Landing Community Development District Special Assessment (Þ) 295 3.250 05/01/26 286
Scenic Terrace South Community Development District Special Assessment (Þ) 75 3.750 05/01/27 73
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,256
School District of Broward County General Obligation Limited 885 5.000 07/01/39 1,006
School District of Broward County General Obligation Limited 590 5.000 07/01/40 667
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 349
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 353
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 508
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 555
Shingle Creek at Bronson Community Development District Special Assessment 200 2.500 06/15/26 188
Siena North Community Development District Special Assessment (Þ) 135 2.875 06/15/27 127
Silver Palms West Community Development District Special Assessment 415 2.600 06/15/27 385
Somerset Community Development District Special Assessment (Þ) 200 4.000 05/01/24 199
Somerset Community Development District Special Assessment (Þ) 215 4.000 05/01/25 214
Somerset Community Development District Special Assessment (Þ) 600 4.000 05/01/26 594
Somerset Community Development District Special Assessment (Þ) 625 4.000 05/01/27 616
Somerset Community Development District Special Assessment (Þ) 260 4.000 05/01/32 247
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 97
South Fork East Community Development District Special Assessment 260 3.000 05/01/31 228
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,974
South Fork East Community Development District Special Assessment 599 3.000 05/01/38 462
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 206

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Village Community Development District Special Assessment 415 3.500 05/01/32 416
South Village Community Development District Special Assessment 230 3.750 05/01/38 221
Southern Groves Community Development District No. 5 Special Assessment 95 2.875 05/01/24 93
Southern Groves Community Development District No. 5 Special Assessment 180 2.400 05/01/26 169
Southern Groves Community Development District No. 5 Special Assessment 885 2.800 05/01/31 765
Stonegate Community Development District Special Assessment 190 3.000 05/01/23 190
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 194
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 201
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 206
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 210
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 219
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 222
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,160
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,200
Stonewater Community Development District Special Assessment (Þ) 220 2.250 11/01/26 204
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 487
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,250
Stoneybrook North Community Development District Special Assessment 265 5.500 11/01/29 270
Storey Drive Community Development District Special Assessment (Þ) 200 2.550 06/15/27 184
Summer Woods Community Development District Special Assessment (Þ) 195 2.500 05/01/26 184
Summerstone Community Development District Special Assessment (Þ) 235 2.200 05/01/26 219
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 490
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 360
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,756
Tern Bay Community Development District Special Assessment 1,000 3.125 06/15/27 949
Terreno Community Development District Special Assessment 375 4.250 05/01/30 374
Timber Creek Community Development District Special Assessment (Þ) 90 4.125 11/01/24 90
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 404
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 536
Timber Creek Southwest Community Development District Special Assessment 395 2.500 06/15/25 378
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 581
Tohoqua Community Development District Special Assessment (Þ) 320 3.125 05/01/31 284
Tolomato Community Development District Special Assessment (µ) 725 3.000 05/01/23 725
Tolomato Community Development District Special Assessment 230 3.500 05/01/24 228
Tolomato Community Development District Special Assessment 1,750 2.625 05/01/27 1,624
Tolomato Community Development District Special Assessment 445 2.875 05/01/27 417
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,526
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,822
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,318
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,170
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 856
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 522
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,918
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 596
Tradition Community Development District No. 9 Special Assessment 190 2.300 05/01/26 178
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 232
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 387
Tuckers Pointe Community Development District Special Assessment 50 3.000 05/01/27 47
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 89
Two Rivers North Community Development District Special Assessment (Þ) 130 4.625 05/01/27 129
Two Rivers North Community Development District Special Assessment (Þ) 630 4.875 05/01/32 628

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Union Park East Community Development District Special Assessment (Þ) 150 2.400 05/01/26 141
V-Dana Community Development District Special Assessment (Þ) 375 2.600 05/01/26 354
V-Dana Community Development District Special Assessment (Þ) 125 3.125 05/01/31 111
Veranda Community Development District II Special Assessment (Þ) 35 2.500 05/01/26 33
Veranda Community Development District II Special Assessment (Þ) 55 3.100 05/01/31 49
Verano No. 3 Community Development District Special Assessment (Þ) 80 2.375 05/01/26 75
Verano No. 3 Community Development District Special Assessment (Þ) 120 3.000 05/01/31 106
Viera Stewardship District Special Assessment 250 2.300 05/01/26 234
Viera Stewardship District Special Assessment 460 2.800 05/01/31 398
Village Community Development District No. 12 Special Assessment (Þ) 1,420 3.800 05/01/28 1,401
Village Community Development District No. 13 Special Assessment 1,000 1.800 05/01/26 927
Villages of Glen Creek Community Development District Special Assessment (Þ) 135 2.700 05/01/27 125
Villamar Community Development District Special Assessment (Þ) 255 3.625 05/01/32 233
Villamar Community Development District Special Assessment (Þ) 370 3.500 11/01/32 332
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,369
Watergrass Community Development District II Special Assessment 135 4.000 05/01/23 135
Watergrass Community Development District II Special Assessment 285 2.000 05/01/26 264
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 779
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 874
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,275
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,005
West Port Community Development District Special Assessment (Þ) 200 4.250 05/01/27 197
West Villages Improvement District Special Assessment (Þ) 825 3.125 05/01/31 732
Westside Haines City Community Development District Special Assessment 125 2.500 05/01/26 118
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 190
Westview North Community Development District Special Assessment (Þ) 400 5.000 06/15/29 404
Willows Community Development District Special Assessment (Þ) 400 4.700 05/01/29 403
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.250 05/01/27 334
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.625 05/01/32 319
Windward at Lakewood Ranch Community Development District Special Assessment 125 4.000 05/01/42 107
Wiregrass II Community Development District Special Assessment 125 4.500 05/01/27 124
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 239
299,903
Georgia - 1.8%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,355 2.375 07/01/26 1,325
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,680 2.875 07/01/31 1,591
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/19/25 983
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 08/19/25 786
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 515
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 285 2.250 10/01/32 284
Burke County Development Authority Revenue Bonds (SIFMA Municipal Swap
Index + 1.200%)(ae)(Ê) 3,875 3.000 11/01/45 3,875
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 694
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,384
City of Atlanta Water & Wastewater Revenue Bonds 1,410 5.000 11/01/38 1,532
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,416
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 08/01/26 224
Downtown Smyrna Development Authority Revenue Bonds 2,645 5.000 02/01/27 2,938
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/24 2,190
Fulton County Development Authority Revenue Bonds (Þ) 275 3.000 04/01/24 268
Gwinnett County School District General Obligation Unlimited 7,565 5.000 08/01/26 8,303
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 399

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,330
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 541
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 09/01/27 2,038
Main Street Natural Gas, Inc. Revenue Bonds 2,455 5.000 05/15/28 2,598
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,972
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/29 1,503
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 06/01/30 6,368
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,180 4.000 04/01/48 6,205
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,600 4.000 08/01/49 2,617
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 510
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,580
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,945
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,968
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 396
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 755
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,010
State of Georgia General Obligation Unlimited 4,585 5.000 07/01/24 4,757
State of Georgia General Obligation Unlimited 1,000 5.000 08/01/31 1,198
State of Georgia General Obligation Unlimited 2,325 4.000 07/01/35 2,543
State of Georgia General Obligation Unlimited 1,250 4.000 07/01/39 1,322
Sunbridge Stewardship District Special Assessment 235 4.500 05/01/27 236
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 356
Sunbridge Stewardship District Special Assessment 925 5.400 05/01/42 936
79,391
Guam - 1.1%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 484
Guam Business Privilege Tax Revenue Bonds 1,125 5.000 01/01/29 1,225
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 991
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 862
Guam Business Privilege Tax Revenue Bonds 2,000 4.000 01/01/36 1,976
Guam Department of Education Certificate of Participation 675 3.625 02/01/25 666
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 269
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 155
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 235
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 159
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,412
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 5,539
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 317
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 630
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 317
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,394
Guam Government Waterworks Authority Revenue Bonds 5,200 5.000 01/01/46 5,263
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,144
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,928
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,822
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,482
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,084
Territory of Guam Revenue Bonds 7,860 5.000 11/15/26 8,158
Territory of Guam Revenue Bonds 50 5.000 11/01/27 54
Territory of Guam Revenue Bonds 50 5.000 11/01/28 54
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,102

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 50 5.000 11/01/29 55
Territory of Guam Revenue Bonds 50 5.000 11/01/30 56
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,651
Territory of Guam Revenue Bonds 555 5.000 12/01/35 572
Territory of Guam Revenue Bonds 980 5.000 12/01/36 1,004
48,060
Hawaii - 0.2%
City & County of Honolulu General Obligation Unlimited 6,355 5.000 03/01/30 7,511
City & County of Honolulu Wastewater System Revenue Bonds 1,750 4.000 07/01/42 1,761
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 278
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 240
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 349
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,202
11,341
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,421
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,175
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,125
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,488
Idaho Health Facilities Authority Revenue Bonds 1,245 4.000 09/01/40 1,265
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,686
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,062
Idaho Housing & Finance Association Revenue Bonds 875 5.000 07/15/35 1,012
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 517
Idaho Housing & Finance Association Revenue Bonds 640 4.000 07/15/37 658
Idaho Housing & Finance Association Revenue Bonds 1,250 4.000 07/15/38 1,277
Idaho State Building Authority Revenue Bonds 210 5.000 09/01/23 213
15,899
Illinois - 13.8%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 481
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,131
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/26 216
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 670
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 46
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited 30 5.000 01/01/29 34
Champaign Community Unit School District No.4 General Obligation Unlimited 110 5.000 01/01/31 123
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 290
Champaign Community Unit School District No.4 General Obligation Unlimited 125 5.000 01/01/33 139
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 172
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 3,915
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 707
Chicago Board of Education General Obligation Unlimited (µ) 17,825 5.000 12/01/27 19,295
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,767
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,989
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,678
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,605
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,978
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,211

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,055
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,968
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,284
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,453
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,775
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,510
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,597
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,642
Chicago Board of Education Revenue Bonds 325 5.000 04/01/34 334
Chicago Board of Education Revenue Bonds 250 5.000 04/01/35 256
Chicago Board of Education Revenue Bonds 225 5.000 04/01/36 230
Chicago Board of Education Revenue Bonds 415 5.000 04/01/37 423
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,914
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 960
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,507
Chicago Midway International Airport Revenue Bonds 2,000 5.000 01/01/41 2,063
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,596
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,036
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,649
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,802
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,390
Chicago O'Hare International Airport Revenue Bonds 6,680 4.000 01/01/37 6,815
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,606
Chicago O'Hare International Airport Revenue Bonds 5,750 5.000 01/01/37 6,163
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,538
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 399
Chicago O'Hare International Airport Revenue Bonds 1,825 4.000 01/01/44 1,810
Chicago O'Hare International Airport Revenue Bonds 2,250 5.250 12/01/49 2,292
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,204
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 7,050
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,160
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 15,370
Chicago Park District General Obligation Unlimited 550 5.000 01/01/27 592
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 720
Chicago Park District General Obligation Unlimited 600 4.000 01/01/35 611
Chicago Park District General Obligation Unlimited 1,000 4.000 01/01/38 997
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,420 5.000 01/01/26 3,651
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,390
Chicago Sales Tax Securitization Corp. Revenue Bonds 4,185 5.000 01/01/28 4,628
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,210 5.000 01/01/29 8,086
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,526
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 21,609
Chicago Sales Tax Securitization Corp. Revenue Bonds 635 5.000 01/01/35 685
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 712
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 267
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,356
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 224
City of Belleville Sales Tax Revenue Tax Allocation 70 3.250 07/01/29 69
City of Chicago General Obligation Unlimited 465 5.000 01/01/27 486
City of Chicago General Obligation Unlimited 1,650 5.000 01/01/28 1,741
City of Chicago General Obligation Unlimited 925 5.250 01/01/28 949

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,334
City of Chicago General Obligation Unlimited 737 4.000 01/01/30 738
City of Chicago General Obligation Unlimited 870 5.000 01/01/30 934
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,628
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,306
City of Chicago General Obligation Unlimited 4,000 5.250 01/01/32 4,023
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,094
City of Chicago General Obligation Unlimited 1,525 4.000 01/01/35 1,493
City of Chicago General Obligation Unlimited 5,600 5.000 01/01/35 5,653
City of Chicago General Obligation Unlimited 5,695 4.000 01/01/36 5,526
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,756
City of Chicago General Obligation Unlimited 1,750 6.000 01/01/38 1,864
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,244
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 573
City of Chicago Special Assessment Revenue Bonds 325 3.200 12/01/29 294
City of Chicago Special Assessment Revenue Bonds 350 3.290 12/01/30 315
City of Chicago Special Assessment Revenue Bonds 375 3.380 12/01/31 335
City of Chicago Special Assessment Revenue Bonds 300 3.450 12/01/32 266
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 512
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 913
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,062
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,666
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,104
City of Chicago Wastewater Transmission Revenue Bonds 2,570 5.000 01/01/39 2,598
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,544
City of Chicago Waterworks Revenue Bonds (µ) 300 5.000 11/01/33 325
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,023
City of Chicago Waterworks Revenue Bonds 2,875 5.000 11/01/42 2,876
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,059
City of Galesburg Revenue Bonds 300 5.000 10/01/30 331
City of Galesburg Revenue Bonds 560 4.000 10/01/36 549
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,138
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,132
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,236
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,390
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,774
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,436
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,554
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 660
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 700
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 804
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 135
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 224
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 343
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 351
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 295
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,512
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 597
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 635
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,844
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 477

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,117
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,227
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,292
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,425
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 340
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,348
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,788
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 296
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 840
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 449
County of DuPage General Obligation Limited 600 5.000 01/01/28 647
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 504
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 525
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,041
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 571
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 516
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 529
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,328
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 11/15/24 3,590
Illinois Finance Authority Revenue Bonds 3,000 4.000 06/15/25 3,039
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 295
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 453
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 522
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 292
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 1,034
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 468
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 154
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,049
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 285
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 266
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,297
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 418
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 549
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 470
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 257
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 334
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 421
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 265
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 165
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 272
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 338
Illinois Finance Authority Revenue Bonds 730 5.000 08/15/32 854
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 308
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 525
Illinois Finance Authority Revenue Bonds 1,695 5.000 08/15/33 1,972
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 394
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 783
Illinois Finance Authority Revenue Bonds 700 4.000 12/01/35 738
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 219
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,031
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,787

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,044
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 7,137
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,039
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 774
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,052
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 97
Illinois Finance Authority Revenue Bonds 925 5.000 10/01/41 1,001
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 93
Illinois Finance Authority Revenue Bonds (~)(Ê) 4,000 1.090 08/01/44 4,000
Illinois Finance Authority Revenue Bonds 125 5.000 09/01/46 128
Illinois General Obligation Unlimited 1,115 5.000 03/01/31 1,228
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,608
Illinois Sports Facilities Authority (The) Revenue Bonds 1,450 5.000 06/15/30 1,501
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,026
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 494
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,339
Illinois State University Revenue Bonds (µ) 725 5.000 04/01/23 728
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 369
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 525
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,177
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 950 4.000 12/15/34 1,021
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,855
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,364
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,257
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,255
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 285
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 349
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 418
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 666
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 877
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 912
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 522
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 1,075
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,736
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 225 4.000 05/01/28 239
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,062
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 887
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 374
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 4,370 4.341 06/15/30 3,352
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,365
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 582
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 627

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,609
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 520
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 349
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 930
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 991
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,581
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 938
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 361
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 363
Northern Illinois University Revenue Bonds (µ) 1,040 5.000 04/01/31 1,151
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 504
Northern Illinois University Revenue Bonds (µ) 500 4.000 10/01/32 521
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,488
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,126
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,705
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,242
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 746
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 700
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 749
Sales Tax Securitization Corp. Revenue Bonds 725 5.000 01/01/26 774
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,433
Sales Tax Securitization Corp. Revenue Bonds 3,500 5.000 01/01/29 3,925
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,503
Sales Tax Securitization Corp. Revenue Bonds 1,450 5.000 01/01/33 1,580
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,258
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,320
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,386
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,574
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 1,012
South Sangamon Water Commission General Obligation Unlimited (µ) 125 4.000 01/01/32 135
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/33 54
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 59
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 53
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 63
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,534
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 885
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 211
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 269
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 332
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 303
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 495
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,582
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,240
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,069
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 986
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,274
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 408
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,143
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,595

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,473
State of Illinois General Obligation Unlimited 750 5.000 02/01/26 792
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 111
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,589
State of Illinois General Obligation Unlimited 1,380 5.000 12/01/26 1,473
State of Illinois General Obligation Unlimited 250 5.000 03/01/27 268
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 128
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 3,774
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 799
State of Illinois General Obligation Unlimited 1,080 5.000 05/01/28 1,102
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,748
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,664
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,448
State of Illinois General Obligation Unlimited 3,950 5.000 10/01/29 4,270
State of Illinois General Obligation Unlimited 4,075 5.000 11/01/29 4,352
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,681
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,054
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,215
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 252
State of Illinois General Obligation Unlimited 2,000 5.000 04/01/31 2,033
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 121
State of Illinois General Obligation Unlimited 1,200 5.000 05/01/38 1,248
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,512
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 960
State of Illinois General Obligation Unlimited 5,000 4.000 10/01/40 4,749
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 739
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 737
State of Illinois General Obligation Unlimited 500 5.500 03/01/47 537
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,071
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 933
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 518
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,065
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 3,214
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,726
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,290
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,453
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,171
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,168
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 622
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 436
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 541
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 700
Village of Mundelein General Obligation Unlimited (µ) 845 4.000 12/15/39 865
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 676
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 690
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,565
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,671
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,150
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,195
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 759
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 574

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,645
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 414
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 875
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,172
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 3,290 5.500 01/01/47 3,738
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 676
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 1,028
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,551
619,901
Indiana - 0.4%
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,508
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,240
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,385
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,291
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 572
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,095
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,238
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 24
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 898
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 365
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 561
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,144
Indiana Finance Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,040 1.010 11/01/39 1,040
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 392
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,098
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,204
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,130
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,234
19,459
Iowa - 0.6%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,333
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 270
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 880
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,117
City of Coralville Certificate of Participation 385 4.000 06/01/27 380
City of Coralville Certificate of Participation 840 4.000 06/01/31 814
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 782
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,471
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,360
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,712
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 858
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 452
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 562
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 619
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,041
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/32 899
Iowa Finance Authority Revenue Bonds 3,500 4.000 07/01/47 3,568
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 389
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 409

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Higher Education Loan Authority Revenue Bonds 140 4.000 10/01/32 144
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 324
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 387
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 389
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 419
Tobacco Settlement Financing Corp. Revenue Bonds 565 4.000 06/01/49 565
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,238
29,382
Kansas - 0.3%
City of Manhattan Revenue Bonds 330 4.000 06/01/27 316
City of Manhattan Revenue Bonds 625 4.000 06/01/36 531
City of Prairie Village Tax Allocation 375 2.875 04/01/30 335
City of Prairie Village Tax Allocation 500 3.125 04/01/36 408
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/27 95
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,198
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,077
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,075
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,870
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,562
Wyandotte County City Unified Government Revenue Bonds 1,565 4.500 06/01/40 1,439
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/26 799
12,705
Kentucky - 0.9%
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,771
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 2,768
Kentucky Economic Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,500 0.150 04/01/31 6,500
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,766
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 2,027
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 3,092
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,235
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 04/01/24 1,002
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/28 2,006
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/30 469
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,635
Kentucky State University Certificate of Participation (µ) 180 5.000 11/01/30 212
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 142
Kentucky State University Certificate of Participation (µ) 135 4.000 11/01/35 144
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 163
Louisville & Jefferson County Metro Government Health System Revenue Bonds (~)
(Ê) 1,815 0.560 10/01/39 1,815
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 830
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,868
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,125 5.000 10/01/33 2,255
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 889
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,284
38,873
Louisiana - 2.2%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,476
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 290
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 305
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 347

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 318
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 513
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 545
City of New Orleans Sewerage Service Revenue Bonds (µ) 35 4.000 06/01/35 37
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,059
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 45 4.000 06/01/39 46
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/40 40
City of New Orleans Sewerage Service Revenue Bonds 175 5.000 06/01/45 186
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,136
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,154
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,067
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,882
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 27,780 0.180 08/01/35 27,780
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 15,900 0.180 12/01/40 15,900
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,024
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,658
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 375
Jefferson Sales Tax District Revenue Bonds (µ) 1,825 5.000 12/01/34 2,062
Juban Trails Community Development District Special Assessment 100 3.375 06/01/27 95
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 263
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 743
Louisiana Housing Corp. Revenue Bonds 975 4.500 12/01/47 995
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,813
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 4,250 3.500 11/01/32 4,053
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 519
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,032
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,066
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,550 0.240 04/02/23 1,550
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,677
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 695
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 864
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,095
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 942
Louisiana Public Facilities Authority Revenue Bonds 1,110 4.000 10/01/37 1,104
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 96
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,740 2.000 06/01/37 1,737
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,389
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,076
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 700
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 550 3.510 05/01/26 539
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,347
97,714
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 4.000 07/01/35 259
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 966
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 539

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 519
Maine Turnpike Authority Revenue Bonds 1,400 5.000 07/01/30 1,655
3,938
Maryland - 1.5%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 87
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 72
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 87
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 152
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 156
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 191
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 218
Baltimore Research Park Project Revenue Bonds 210 4.000 01/01/39 200
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 340
City of Baltimore Revenue Bonds (Þ) 150 4.500 06/01/33 149
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,525
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,104
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 622
City of Baltimore Revenue Bonds (Þ) 100 4.875 06/01/42 98
City of Gaithersburg Revenue Bonds 350 5.000 01/01/37 353
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 603
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 580
County of Baltimore Revenue Bonds 1,050 4.000 01/01/24 1,057
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,842
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,076
County of Frederick Special Tax 750 4.000 07/01/35 777
County of Frederick Special Tax 860 4.000 07/01/36 883
County of Frederick Special Tax 500 4.000 07/01/38 508
County of Frederick Special Tax 500 4.000 07/01/39 505
County of Frederick Special Tax 500 4.000 07/01/40 502
County of Frederick Tax Allocation 890 3.250 07/01/29 833
County of Howard General Obligation Unlimited 2,355 5.000 02/15/27 2,619
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,154
Maryland Community Development Administration Revenue Bonds 2,600 4.500 09/01/48 2,667
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,595
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,113
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,386
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/25 1,041
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,350 0.230 04/01/35 1,350
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 2,167
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,212
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,263
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 6,102
State of Maryland Department of Transportation Revenue Bonds 2,500 3.000 10/01/33 2,528
State of Maryland General Obligation Unlimited 6,600 5.000 03/15/32 7,825
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 3,011
State of Maryland General Obligation Unlimited 5,500 5.000 06/01/37 6,500
66,053
Massachusetts - 1.0%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,133
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,232
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,093

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 4,020
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 2,009
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,364
Massachusetts Bay Transportation Authority Revenue Bonds 4,450 5.000 06/01/35 4,981
Massachusetts Bay Transportation Authority Revenue Bonds 5,000 5.000 06/01/36 5,559
Massachusetts Clean Water Trust (The) Revenue Bonds (Consumer Price Index  +
0.990%)(Ê) 5,000 3.900 08/01/23 5,087
Massachusetts Development Finance Agency Revenue Bonds 975 5.000 10/01/23 981
Massachusetts Development Finance Agency Revenue Bonds (Þ) 115 4.000 11/15/23 115
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,066
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,774
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 178
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 405
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 434
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,019
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,683
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,934
44,067
Michigan - 2.5%
Allendale Public School District General Obligation Unlimited 2,725 5.000 05/01/23 2,742
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,535
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 793
City of Detroit General Obligation Unlimited 880 5.000 04/01/23 881
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 238
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 36
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 42
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 84
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 90
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 64
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 277
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 144
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 513
City of Detroit General Obligation Unlimited 190 5.000 04/01/34 200
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 359
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 377
City of Detroit General Obligation Unlimited 275 5.000 04/01/36 284
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 307
City of Detroit General Obligation Unlimited 250 5.000 04/01/38 255
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735 07/01/32 2,277
City of Saginaw Water Supply System Revenue Bonds (µ) 355 4.000 07/01/34 387
City of Saginaw Water Supply System Revenue Bonds (µ) 185 4.000 07/01/35 200
City of Saginaw Water Supply System Revenue Bonds (µ) 190 4.000 07/01/36 201
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 430
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 700 5.000 07/01/30 721
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,785 5.000 07/01/31 1,835
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 999
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,175
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,085
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,599
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,125
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,069

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 159
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 394
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 143
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 112
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,086
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 7,972
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 119
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 1,043
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,235
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,598
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 1,078
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 527
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/26 11
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,517
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 931
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,081
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,492
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 661
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,106
Michigan Finance Authority Revenue Bonds 2,500 5.250 02/01/27 2,551
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,736
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,597
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,434
Michigan Finance Authority Revenue Bonds 2,900 5.000 11/15/29 3,011
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,862
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,030
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 275
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,012
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,645
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 518
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,520
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 589
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,423
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 701
Michigan Finance Authority Revenue Bonds 1,210 5.000 06/01/49 1,246
Michigan Mathematics & Science Initiative Revenue Bonds 390 4.000 01/01/31 373
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,580 5.000 12/01/24 4,713
Michigan State Housing Development Authority Revenue Bonds 4,390 4.250 12/01/49 4,472
Michigan State University Revenue Bonds 1,000 3.250 05/01/32 1,016
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,450
Novi Community School District General Obligation Unlimited 1,365 5.000 05/01/37 1,534
Novi Community School District General Obligation Unlimited 1,425 5.000 05/01/39 1,588
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,776
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/31 1,104
Summit Academy North Revenue Bonds 440 2.250 11/01/26 406
Summit Academy North Revenue Bonds 780 4.000 11/01/31 735
Van Buren Public Schools General Obligation Unlimited (µ) 1,925 4.000 11/01/37 1,986
Van Buren Public Schools General Obligation Unlimited (µ) 2,000 4.000 11/01/38 2,047
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 664
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 344
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 4,039

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wayne County Airport Authority Revenue Bonds 1,505 5.000 12/01/40 1,696
Wayne County Airport Authority Revenue Bonds 1,325 5.000 12/01/41 1,486
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,465
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 696
114,329
Minnesota - 0.3%
Blooming Prairie Independent School District No. 756 General Obligation Unlimited 310 4.000 02/01/31 336
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,218
City of Independence Revenue Bonds 175 4.000 07/01/31 163
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,655
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 2,765
City of St. Cloud Revenue Bonds 275 5.000 05/01/48 286
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 242
City of Woodbury Revenue Bonds 55 3.000 12/01/30 52
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 521
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 634
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 499
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 423
Metropolitan Council General Obligation Unlimited 1,590 5.000 12/01/24 1,668
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 841
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,112
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 40
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 641
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 240
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 501
14,977
Mississippi - 2.0%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/27 1,416
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 16,675 0.180 12/01/30 16,675
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 31,965 1.210 12/01/30 31,965
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 28,665 0.180 11/01/35 28,665
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 104
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 105
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,030
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 106
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 134
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 188
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 226
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,059
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 707
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,433
Mississippi Home Corp. Revenue Bonds 565 4.000 12/01/44 572
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,056
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 470
89,911
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,055

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 137
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 89
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 102
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,177
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,504
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 579
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 44
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 950
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 42
Maryland Heights Industrial Development Authority Revenue Bonds 870 4.375 03/15/30 805
Missouri Southern State University Revenue Bonds 90 3.000 10/01/26 87
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 120
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 102
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 126
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,322
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 116
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,523
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 349
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,704
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,925
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/40 1,088
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/49 1,064
St. Louis Municipal Library District Certificate of Participation (µ) 300 4.000 03/15/33 325
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 270
Washington Industrial Development Authority Revenue Bonds 195 2.500 11/01/29 179
Wright City R-II School District General Obligation Unlimited (µ) 555 6.000 03/01/34 714
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 628
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,237
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,233
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,104
28,773
Montana - 0.2%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 532
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 436
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,281
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,653
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 688
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 442
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,073
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,450
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,622
9,177
Nebraska - 0.4%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,102
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,023
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 5,000 5.000 01/01/24 5,055
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,631
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,195
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 764
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 244

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 780
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,415
18,209
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 81
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 397
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,805
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,276
City of Sparks Tourism Improvement District 1 Revenue Bonds (Þ) 625 2.500 06/15/24 610
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,886
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,418
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/30 123
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/32 123
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/33 116
Clark County School District General Obligation Limited (µ) 115 5.000 06/15/34 133
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/35 137
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,144
County of Clark Department of Aviation Revenue Bonds 2,600 5.000 07/01/26 2,838
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,179
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,530
Henderson Local Improvement Districts Special Assessment 100 2.000 09/01/23 99
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 133
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 297
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 160
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,428
Las Vegas Convention & Visitors Authority Revenue Bonds 95 5.000 07/01/35 104
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,886
Las Vegas Convention & Visitors Authority Revenue Bonds 365 5.000 07/01/43 384
Las Vegas Valley Water District General Obligation Limited 1,000 5.000 06/01/28 1,141
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,121
Nevada Department of Business & Industry Revenue Bonds (Þ) 340 5.000 07/15/27 345
Nevada Department of Business & Industry Revenue Bonds (Þ) 525 4.500 12/15/29 528
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 204
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,715
29,341
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 840 2.800 10/01/33 839
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 669
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,225 5.000 06/01/28 2,541
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,495 5.000 08/01/33 2,736
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,535
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 883
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 912
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,867
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 957
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,653
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 992
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,020 5.000 08/01/38 2,130
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/39 1,049
18,763
New Jersey - 3.3%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 524

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 483
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 820
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 339
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 359
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 379
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 403
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 289
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,640
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 2,039
City of Trenton General Obligation Unlimited (µ) 1,510 5.000 07/15/23 1,526
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 71
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 513
Jersey City General Obligation Unlimited 450 5.000 11/01/31 502
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 625
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 730
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 556
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.500 12/15/26 1,011
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 805
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 3,042
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,186
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,782
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 350
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 718
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,295
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,058
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 1,002
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,617
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,489
New Jersey Educational Facilities Authority Revenue Bonds (µ) 450 5.000 07/01/32 480
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,142
New Jersey Educational Facilities Authority Revenue Bonds 1,125 5.000 07/01/33 1,257
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 615
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 718
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,998
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/25 1,188
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 1,000 5.000 07/01/27 1,057
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,087
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,412
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 327
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,083
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,012
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 147
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 180
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 3.500 07/01/24 5,008
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 348
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 257
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,935 2.950 10/01/26 1,948
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 2,820 4.750 10/01/50 2,906
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,027
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,025 2.493 12/15/26 1,801
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,675 5.000 01/01/27 1,733

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,512
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 899
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,735 5.000 06/15/30 6,153
New Jersey Transportation Trust Fund Authority Revenue Bonds 585 5.000 06/15/31 626
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 2.851 12/15/31 1,597
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 829
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,048
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,432
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 2,999
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 856
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.591 12/15/35 1,788
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 8,359
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,074
New Jersey Transportation Trust Fund Authority Revenue Bonds 23,510 4.649 12/15/37 12,510
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,515
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 697
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,216
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,338
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,912
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,193
Newark Board of Education General Obligation Unlimited (µ) 1,425 5.000 07/15/32 1,659
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 1,037
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,054
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 553
Sayreville School District General Obligation Unlimited (µ) 2,100 4.000 01/15/38 2,176
South Jersey Transportation Authority Revenue Bonds (µ) 200 5.000 11/01/28 223
South Jersey Transportation Authority Revenue Bonds (µ) 2,000 5.000 11/01/29 2,256
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/30 1,124
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,863
South Jersey Transportation Authority Revenue Bonds (µ) 1,250 5.000 11/01/41 1,353
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,241
Tobacco Settlement Financing Corp. Revenue Bonds 20 3.200 06/01/27 20
148,996
New Mexico - 0.2%
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/24 2,480
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,038
New Mexico Mortgage Finance Authority Revenue Bonds 590 2.250 07/01/23 583
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 4,880 5.000 07/01/26 5,333
9,434
New York - 9.8%
Albany Capital Resource Corp. Revenue Bonds 1,120 4.000 06/01/29 1,079
Brooklyn Arena Local Development Corp. Revenue Bonds 2,750 5.000 07/15/25 2,814
Brooklyn Arena Local Development Corp. Revenue Bonds 225 1.625 11/01/25 210
Buffalo Sewer Authority Revenue Bonds (µ) 170 5.000 06/15/33 194
Buffalo Sewer Authority Revenue Bonds (µ) 240 4.000 06/15/35 251
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 544
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/30 101
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 760
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 101
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 410
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 353

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 650
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 540
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 606
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 467
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 619
Camden Central School District General Obligation Unlimited (µ) 1,970 4.000 03/15/26 2,068
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 6,502
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,386
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,941
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,333
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 21,595
City of New York General Obligation Unlimited 470 4.000 03/01/42 470
City of New York General Obligation Unlimited 275 5.000 04/01/45 295
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 3,111
City of Syracuse General Obligation Limited (µ) 750 4.000 05/15/32 805
City of Syracuse General Obligation Limited (µ) 785 4.000 05/15/33 838
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,389
City of Yonkers General Obligation Limited (µ) 2,250 5.000 05/01/32 2,596
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,470
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,090
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,245
City of Yonkers General Obligation Unlimited (µ) 750 5.000 09/01/24 780
City of Yonkers General Obligation Unlimited (µ) 430 5.000 10/15/25 460
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,813
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 495
Hempstead Town Local Development Corp. Revenue Bonds 715 4.000 07/01/40 720
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 8,175
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,140
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,687
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,970
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,164
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/27 3,877
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,112
Long Island Power Authority Revenue Bonds (USD 1 Month LIBOR + 0.750%)(Ê) 745 2.545 05/01/33 745
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 832
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,103
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,370
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,987
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,000 1.650 09/01/49 1,948
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 78
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,970
Metropolitan Transportation Authority Revenue Bonds 3,000 5.000 11/15/26 3,194
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/27 236
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,204
Metropolitan Transportation Authority Revenue Bonds 1,695 5.000 11/15/28 1,807
Metropolitan Transportation Authority Revenue Bonds 550 5.250 11/15/28 571
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/29 593
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/30 245
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 106
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 3,535 3.600 11/01/32 3,535
Metropolitan Transportation Authority Revenue Bonds 730 4.000 11/15/32 750

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,508
Metropolitan Transportation Authority Revenue Bonds 1,570 5.250 11/15/39 1,586
Metropolitan Transportation Authority Revenue Bonds 5,130 5.000 11/15/42 5,131
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,881
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,538
Metropolitan Transportation Authority Revenue Bonds 7,075 4.000 11/15/45 6,450
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,731
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,300
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 12,230 0.190 11/15/50 12,230
Monroe County Industrial Development Corp. Revenue Bonds 960 4.000 07/01/39 979
Nassau County Interim Finance Authority Revenue Bonds 1,600 5.000 11/15/32 1,952
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 7,715 3.400 12/22/26 7,780
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,526
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 273
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,815
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 396
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 286
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 324
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 307
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,177
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,957
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,358
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,367
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,305
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,720
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 05/01/42 5,335
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 498
New York City Water & Sewer System Revenue Bonds (~)(Ê) 3,525 4.050 06/15/33 3,525
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,080
New York City Water & Sewer System Revenue Bonds 6,150 5.000 06/15/46 6,524
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,306
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,896
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,677
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,397
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,839
New York Liberty Development Corp. Revenue Bonds (Þ) 250 7.250 11/15/44 254
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,743
New York State Dormitory Authority Revenue Bonds (µ) 430 5.250 07/01/23 435
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 10,000 5.000 05/01/24 10,161
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 05/01/26 1,587
New York State Dormitory Authority Revenue Bonds (ae) 6,790 5.000 07/01/26 6,863
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/27 17
New York State Dormitory Authority Revenue Bonds 450 5.000 03/15/27 501
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,590
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,816
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 94
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,579
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,646
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 75
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/35 344
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 83

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 271
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 74
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 66
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,870
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 334
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 93
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 494
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,297
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,044
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 69
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,105
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,016
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,228
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 78
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,082
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 78
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 91
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,309
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,692
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,411
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 93
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,246
New York State Dormitory Authority Revenue Bonds 6,800 4.000 03/15/43 6,804
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 990
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 311
New York State Dormitory Authority Revenue Bonds 3,250 4.000 03/15/46 3,207
New York State Environmental Facilities Corp. Revenue Bonds 3,000 5.000 06/15/35 3,248
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 882
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 05/01/27 387
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/27 4,562
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 11/01/27 3,000
New York State Urban Development Corp. Revenue Bonds 4,055 4.000 03/15/38 4,109
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,806
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,242
New York Transportation Development Corp. Revenue Bonds 145 5.000 12/01/29 162
New York Transportation Development Corp. Revenue Bonds 115 5.000 12/01/30 130
New York Transportation Development Corp. Revenue Bonds 140 5.000 12/01/31 157
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,323
New York Transportation Development Corp. Revenue Bonds 165 5.000 12/01/32 182
New York Transportation Development Corp. Revenue Bonds 2,530 5.000 12/01/33 2,785
New York Transportation Development Corp. Revenue Bonds 255 5.000 12/01/34 278
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 783
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/36 3,217
New York Transportation Development Corp. Revenue Bonds 3,320 5.000 12/01/37 3,540
Niagara Falls City School District General Obligation Unlimited (µ) 1,735 4.000 06/15/30 1,879
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,710
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,708
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 62
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 72
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 107
Oneida County Local Development Corp. Revenue Bonds (µ) 1,105 5.000 12/01/34 1,244

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/35 121
Oneida County Local Development Corp. Revenue Bonds (µ) 75 4.000 12/01/36 75
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 60
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/38 60
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 154
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 101
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 229
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 710
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,876
Port Authority of New York & New Jersey Revenue Bonds 2,775 5.000 07/15/35 3,222
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 1,029
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,140
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,134
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,147
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,577
Schenectady Metroplex Development Authority Revenue Bonds (µ) 150 4.000 08/01/31 166
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 244
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/34 215
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/35 211
Schenectady Metroplex Development Authority Revenue Bonds (µ) 405 4.000 08/01/36 420
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 2,070 4.250 10/01/47 2,100
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,348
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 4.000 06/01/50 248
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,515
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,067
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,054
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,363
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,070
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,652
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,448
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 494
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,369
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 531
442,320
North Carolina - 0.6%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 10/31/25 955
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 6,300 5.000 12/01/28 7,143
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 12/01/31 1,180
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,384
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 306
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,993
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/24 25
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 245
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 232
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 559
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 171
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 779
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 200
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 549

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 151
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 637
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 154
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 716
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 603
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 156
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 174
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 85
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 508
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 189
North Carolina Turnpike Authority Revenue Bonds 4,000 5.000 02/01/24 4,093
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,425
26,662
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 675 4.000 12/01/37 665
City of Grand Forks Healthcare System Revenue Bonds 1,795 4.000 12/01/41 1,683
City of Horace General Obligation Unlimited 925 3.250 08/01/24 914
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,134
City of Horace General Obligation Unlimited 150 3.000 05/01/41 121
City of Williston Revenue Bonds 4,155 4.500 11/01/26 4,219
8,736
Ohio - 2.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 875 4.000 11/15/36 848
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 666
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 424
American Municipal Power, Inc. Revenue Bonds 400 5.000 02/15/23 400
American Municipal Power, Inc. Revenue Bonds 180 5.000 02/15/24 184
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 192
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 93
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,080
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/38 999
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,300 5.000 06/01/55 2,193
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,954
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 751
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 776
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 623
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 652
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 538
Cleveland Municipal School District General Obligation Unlimited 1,000 5.000 12/01/27 1,009
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,441
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 2,041
County of Franklin Revenue Bonds 575 4.000 07/01/40 503
County of Franklin Revenue Bonds 330 5.250 11/15/40 313
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,364
County of Miami Revenue Bonds 1,940 5.000 08/01/49 2,009
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 7,916
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 411
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 185
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 196
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 137
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 142
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 115

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 223
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 459
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 386
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,126
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,309
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 1,860 5.000 02/01/25 1,915
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 960
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 7,360 4.000 06/01/27 7,491
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 48
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 865
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 564
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 624
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 812
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 622
Ohio Higher Educational Facility Commission Revenue Bonds 485 4.000 07/01/34 499
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 453
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 202
Ohio Higher Educational Facility Commission Revenue Bonds 1,095 4.000 07/01/36 1,103
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 231
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 604
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 266
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 266
Ohio Housing Finance Agency Revenue Bonds 1,780 4.500 09/01/48 1,817
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/26 145
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 87
State of Ohio Revenue Bonds (~)(ae)(Ê) 8,500 2.900 03/01/23 8,500
State of Ohio Revenue Bonds 950 5.000 01/15/35 1,034
State of Ohio Revenue Bonds 830 5.000 01/15/36 894
State of Ohio Revenue Bonds 815 4.000 01/15/37 817
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,194
State of Ohio Revenue Bonds 1,550 4.000 01/15/40 1,532
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,977
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 221
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 86
United Local School District Certificate of Participation (µ) 315 4.000 12/01/32 339
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,266
Willoughby-Eastlake City School District General Obligation Unlimited (ae) 1,000 5.000 12/01/25 1,076
91,218
Oklahoma - 0.3%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,951
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,696
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 850
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,101
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,837
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,663
14,098
Oregon - 0.5%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 399
County of Yamhill Revenue Bonds 500 4.000 12/01/27 523
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 530
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,203

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Business Development Commission Revenue Bonds (~)(ae)(Ê) 1,950 2.400 12/01/40 1,942
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 55
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 83
Oregon State Facilities Authority Revenue Bonds (~)(Ê) 9,100 2.300 08/01/34 9,100
Oregon State Facilities Authority Revenue Bonds 1,880 5.000 05/01/35 1,975
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 54
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 720
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 131
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,161
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 142
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 112
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 116
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 549
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 417
Yamhill County Hospital Authority Revenue Bonds 85 1.750 11/15/26 79
20,427
Pennsylvania - 4.3%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/34 1,153
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,143
Allegheny County Airport Authority Revenue Bonds (µ) 3,135 4.000 01/01/39 3,186
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 3,298
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 3,168
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 822
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 3.300 08/01/27 728
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 867
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 904
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 703
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,258
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,039
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,572
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 4,989
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 1,033
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,495
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/26 79
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 52
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 52
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 53
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 53
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 53
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 79
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 337
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 356
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 634
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 549
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 422
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 640
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,340
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,374
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,407

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,755 1.660 10/01/34 14,192
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,360 5.000 10/15/32 1,369
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,356
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,541
Chester County Industrial Development Authority Special Assessment (Þ) 227 4.375 03/01/28 225
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,151
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 94
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 88
City of Oil General Obligation Unlimited (µ) 175 4.000 12/01/31 191
City of Oil General Obligation Unlimited (µ) 200 4.000 12/01/34 213
City of Philadelphia General Obligation Unlimited (~)(Ê) 5,015 1.600 08/01/31 5,015
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,445
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,435
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,005
City of York General Obligation Unlimited 105 5.000 11/15/24 107
City of York General Obligation Unlimited 955 5.000 11/15/26 998
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,854
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 428
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 337
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 362
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,576
Commonwealth Financing Authority Revenue Bonds (µ) 13,000 4.000 06/01/39 13,138
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,157
County of Beaver General Obligation Unlimited (µ) 1,000 5.000 04/15/25 1,052
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 555
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 686
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 300 5.000 12/01/29 350
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 547
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 299
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 259
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,141
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,162
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,531
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,787
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,989
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 149
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 702
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,329
Lancaster Industrial Development Authority Revenue Bonds 165 4.000 07/01/31 154
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 110
Latrobe Industrial Development Authority Revenue Bonds 175 5.000 03/01/31 186
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,378
Manheim Central School District Revenue Bonds 850 4.000 05/01/38 872
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,049
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 151
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 150
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 150
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 45
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,058

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 951
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 158
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 723
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/26 1,616
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 380
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 247
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 157
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,328
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 149
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 216
Pennsylvania Housing Finance Agency Revenue Bonds 6,235 5.750 10/01/53 6,894
Pennsylvania Turnpike Commission Revenue Bonds (µ) 3,695 6.250 06/01/33 4,171
Pennsylvania Turnpike Commission Revenue Bonds 905 4.000 12/01/36 927
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 818
Pennsylvania Turnpike Commission Revenue Bonds 1,000 4.000 12/01/37 1,019
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 815
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/42 624
Pennsylvania Turnpike Commission Revenue Bonds 180 5.000 12/01/43 193
Pennsylvania Turnpike Commission Revenue Bonds 7,405 5.250 12/01/44 8,030
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 312
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 685
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 432
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 457
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 569
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 105
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 337
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 538
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 535
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,580
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 400
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 150 5.000 09/01/34 170
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 79
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 265 5.000 09/01/35 298
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/36 1,448
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/37 1,439
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,147
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 849
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 771
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/26 11
School District of Philadelphia (The) General Obligation Limited (µ) 4,435 5.000 09/01/27 4,828
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 555
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 366
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 649
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 623
Shenandoah Valley School District General Obligation Unlimited (µ) 935 4.000 08/01/26 985
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,396
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 730 4.000 02/15/34 788
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,088
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,218
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 86
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 66

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 283
195,512
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited 275 5.250 07/01/23 276
Commonwealth of Puerto Rico General Obligation Unlimited 472 5.375 07/01/25 483
Commonwealth of Puerto Rico General Obligation Unlimited 21,806 5.625 07/01/27 22,840
Commonwealth of Puerto Rico General Obligation Unlimited 1,325 5.625 07/01/29 1,409
Commonwealth of Puerto Rico General Obligation Unlimited 2,655
Zero
coupon 07/01/33 1,538
Commonwealth of Puerto Rico General Obligation Unlimited 1,500 4.000 07/01/33 1,402
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,045
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 946
HTA CL 6 Trust Special Assessment 162 5.250 07/01/38 162
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 321
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,890
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 3,845 5.000 07/01/30 3,965
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,115 5.000 07/01/33 5,256
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/35 407
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,185 5.000 07/01/37 5,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,450 5.000 07/01/47 9,318
Puerto Rico Electric Power Authority Revenue Bonds (µ) 385 4.000 07/01/23 384
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 7,983
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 222
Puerto Rico Highway & Transportation Authority Revenue Bonds 3,981 0.010 07/01/32 2,503
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 285 5.000 07/01/30 321
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 223
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 3,090 5.000 08/01/27 3,112
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 327 3.071 07/01/29 245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,830 3.171 07/01/31 6,621
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,039 3.450 07/01/33 2,445
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,975 4.500 07/01/34 11,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 35,380 4.329 07/01/40 33,870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,525 4.550 07/01/40 2,484
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 650 5.709 07/01/46 178
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,200
Zero
coupon 07/01/51 249
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 596 5.000 07/01/58 587
132,471
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 410 5.875 06/15/26 411
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,962
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 2,093
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 222
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,598
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,299
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 431
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 344
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,895
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 338
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,360

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,650
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,503
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 572
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 536
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,069
21,283
South Carolina - 0.8%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,102
City of Charleston Waterworks & Sewer System Revenue Bonds 2,310 4.000 01/01/29 2,548
City of Charleston Waterworks & Sewer System Revenue Bonds 7,145 5.000 01/01/52 8,089
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,126
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,261
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,567
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,732
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,754
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,200
South Carolina Economic Development Authority Revenue Bonds (ae) 3,800 5.250 08/01/30 3,853
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,559
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,215
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 199
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,926
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,677
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,452
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 500 4.000 06/01/31 537
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 670 4.000 06/01/32 710
36,507
South Dakota - 0.1%
Baltic School District No. 49-1 General Obligation Unlimited (µ) 400 4.500 12/01/42 419
County of Lawrence Certificate of Participation (µ) 700 4.000 12/01/35 750
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 805
County of Lincoln Revenue Bonds 100 4.000 08/01/41 89
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 833
2,896
Tennessee - 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,049
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 612
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 638
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 686
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/26 12,126
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,863
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/25 2,034
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/25 5,198
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 400 4.000 10/01/28 399
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 208
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,320
Metropolitan Government of Nashville & Davidson County Electric Revenue Bonds 2,000 5.000 05/15/42 2,148
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 2,440 5.000 02/01/50 2,500
Tennessee Housing Development Agency Revenue Bonds 2,665 3.000 01/01/29 2,600

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tennessee Housing Development Agency Revenue Bonds 2,505 4.500 07/01/49 2,566
36,947
Texas - 8.7%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/24 6,316
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,038
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 830
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 554
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 242
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 863
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 712
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,837
Austin Community College District Public Facility Corp. Revenue Bonds 1,045 5.000 08/01/23 1,058
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,158
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,663
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,509
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,647
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,720
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,635
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,403
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/32 249
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 220
Central Texas Regional Mobility Authority Revenue Bonds 700 5.000 01/01/27 744
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,278
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 929
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,515
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,413
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 152
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,623
Central Texas Turnpike System Revenue Bonds (µ) 860 1.717 08/15/23 848
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 506
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/42 508
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,024
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,142
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,965
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,904
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,628
City of Arlington Tax Allocation 275 5.000 08/15/32 302
City of Arlington Tax Allocation 305 5.000 08/15/34 332
City of Arlington Tax Allocation 335 5.000 08/15/36 359
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,400
City of Austin General Obligation Limited 2,080 5.000 09/01/23 2,112
City of Austin Water & Wastewater System Revenue Bonds 300 5.000 11/15/38 351
City of Austin Water & Wastewater System Revenue Bonds 400 5.000 11/15/39 465
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/40 578
City of Celina Special Assessment (Þ) 296 4.375 09/01/27 292
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 169
City of Celina Special Assessment 100 3.625 09/01/30 91
City of Celina Special Assessment 575 4.800 09/01/37 570
City of Celina Special Assessment 230 4.250 09/01/40 209
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 46
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 276

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,147
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,084
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,452
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,119
City of El Paso Water & Sewer Revenue Bonds 3,030 5.000 03/01/25 3,112
City of Elgin General Obligation Limited (µ) 340 4.000 07/15/28 364
City of Elgin General Obligation Limited (µ) 365 4.000 07/15/30 397
City of Elgin General Obligation Limited (µ) 600 4.000 07/15/32 654
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 188
City of Fate Special Assessment (Þ) 265 3.750 08/15/27 258
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,112
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,960
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 861
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,669
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,318
City of Haslet Special Assessment (Þ) 347 2.625 09/01/26 318
City of Houston Airport System Revenue Bonds 1,660 5.000 07/01/30 1,886
City of Houston Airport System Revenue Bonds 2,185 5.000 07/01/31 2,481
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,543
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,372
City of Hutto Special Assessment (Þ) 241 2.500 09/01/26 221
City of Justin Special Assessment (Þ) 160 4.125 09/01/23 160
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 918
City of Kyle Special Assessment (Þ) 324 2.750 09/01/26 294
City of Kyle Special Assessment (Þ) 619 3.625 09/01/27 601
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 466
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,176
City of Lavon Special Assessment (Þ) 250 5.250 09/15/28 253
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 370
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 382
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 294
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 604
City of Midlothian Special Assessment (Þ) 280 2.875 09/15/26 260
City of Mission General Obligation Limited (µ) 100 5.000 02/15/29 114
City of Pilot Point Special Assessment (Þ) 692 4.875 09/15/27 694
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 506
City of Princeton Special Assessment (Þ) 175 2.750 09/01/25 168
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 195
City of Princeton Special Assessment (Þ) 425 4.375 09/01/28 426
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 181
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 111
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 267
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,038
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 683
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 5,088
City of San Antonio Electric & Gas Systems Revenue Bonds 1,250 5.000 02/01/31 1,458
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,762
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,247
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,188
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,361
City of Temple Tax Allocation (µ) 225 4.000 08/01/32 244

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 251
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 222
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 207
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 224
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 171
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 215
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,350
City of Waxahachie Special Assessment (Þ) 430 4.875 08/15/27 432
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 409
Clifton Higher Education Finance Corp. Revenue Bonds 170 5.000 08/15/30 198
Clifton Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/31 118
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 370
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 257
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 488
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 660
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 309
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,881
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 676
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,029
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 348
Clifton Higher Education Finance Corp. Revenue Bonds 780 3.000 08/15/39 703
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 823
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 836
Club Municipal Management District No. 1 Special Assessment (Þ) 173 2.500 09/01/26 159
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 28
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 29
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 205
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 29
Conroe Local Government Corp. Revenue Bonds 275 5.000 10/01/36 312
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 102
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 8,235 0.933 08/15/35 7,415
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 522
County of Kaufman General Obligation Unlimited 750 4.000 02/15/37 773
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 908
Dallas Fort Worth International Airport Revenue Bonds 2,135 5.000 11/01/24 2,228
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,072
Dallas Fort Worth International Airport Revenue Bonds 5,270 5.000 11/01/26 5,786
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,022
Dallas Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,043
Dallas Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,532
Dallas Fort Worth International Airport Revenue Bonds 2,500 4.000 11/01/35 2,593
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,708
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,016
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,474
Dallas Fort Worth International Airport Revenue Bonds 3,160 4.000 11/01/45 3,162
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,986
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,283

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 589
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,204
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 122
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 97
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,681
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 580
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 260
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,030
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,361
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,485
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 7,400 0.220 09/01/25 7,400
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (USD 1
Month LIBOR + 0.650%)(ae)(Ê) 950 0.710 07/01/24 953
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 12/01/24 3,116
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,387
Harris County Toll Road Authority (The) Revenue Bonds 1,500 4.000 08/15/33 1,613
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/34 1,064
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 1,052
Harris County Toll Road Authority (The) Revenue Bonds 1,375 4.000 08/15/36 1,430
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,035
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 775
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,335
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,540
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,694
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 583
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,209
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,263
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,054
La Joya Independent School District General Obligation Limited (µ) 600 5.000 02/15/31 660
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 809
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 290
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 241
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 270
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.625 08/15/43 1,053
Lower Colorado River Authority Revenue Bonds 2,540 5.000 05/15/30 2,612
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,015
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,019
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 1,057
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 0.230 08/01/34 700
Mitchell County Hospital District General Obligation Limited 105 5.250 02/15/30 107
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 57
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,409
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,362
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 4.625 04/01/23 181
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 429
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 661
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,999
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 528
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 514
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 155
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 537

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 730 4.000 08/15/31 706
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 268
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 321
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,799
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,236
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 522
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 9,700 2.000 08/01/23 9,654
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,988
North Texas Tollway Authority Revenue Bonds 3,975 5.000 01/01/29 4,163
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,084
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/33 1,081
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/34 1,069
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 1,054
North Texas Tollway Authority Revenue Bonds 1,350 4.000 01/01/36 1,393
North Texas Tollway Authority Revenue Bonds 1,650 4.000 01/01/37 1,681
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,259
North Texas Tollway Authority Revenue Bonds 1,525 4.000 01/01/40 1,524
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,261
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 600
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 510
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,549
Royse City Special Assessment (Þ) 100 3.125 09/15/25 96
Royse City Special Assessment (Þ) 175 4.125 09/15/39 160
Royse City Special Assessment (Þ) 100 4.125 09/15/40 90
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 581
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 743
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,129
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,680
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,105
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,322
San Antonio Public Facilities Corp. Revenue Bonds 1,565 5.000 09/15/27 1,747
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 2,002
Southwest Higher Education Authority, Inc. Revenue Bonds 5,000 4.000 10/01/42 5,001
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 44
Southwest Houston Redevelopment Authority Tax Allocation (µ) 45 5.000 09/01/29 50
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/32 60
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 508
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,429
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 58
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 261
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 88
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 829
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,074
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,908
State of Texas General Obligation Unlimited 1,410 5.000 10/01/44 1,469
Texas Department of Housing & Community Affairs Revenue Bonds 7,565 3.500 07/01/52 7,585
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,140 6.250 12/15/26 2,274
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,070 0.670 09/15/27 1,044
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 35,945 0.768 09/15/27 35,600

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 800 5.000 12/15/26 839
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,350 5.000 12/15/28 1,432
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,500 5.000 12/15/31 1,605
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,020 5.000 12/15/32 3,241
Texas Municipal Power Agency Revenue Bonds (µ) 790 3.000 09/01/34 768
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,591
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,548
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,289
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 300 5.000 12/31/30 326
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,932
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,147
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,778
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,749
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,450
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 481
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 501
Texas Water Development Board Revenue Bonds 6,000 5.000 08/01/41 6,864
Texas Water Development Board Revenue Bonds 925 5.000 10/15/43 1,000
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 650
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 672
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 531
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 304
University of Texas Revenue Bonds 1,315 5.000 08/15/26 1,442
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 546
Uptown Development Authority Tax Allocation 50 4.000 09/01/33 50
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 134
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 846
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,053
Viridian Municipal Management District Special Assessment 153 2.375 12/01/25 143
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 728
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,881
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 917
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 263
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 293
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 160
390,667
Utah - 0.7%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 536
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,315
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,487
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,128
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 719
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 251
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 228
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,406
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 102
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 104
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 146
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 146
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,387
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 174

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 241
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,694
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,119
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,847
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 355
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,022
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/36 448
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,215
Utah Infrastructure Agency Revenue Bonds 795 4.000 10/15/41 804
Utah Infrastructure Agency Revenue Bonds 960 4.000 10/15/44 960
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 283
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 294
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 311
Utah State Charter School Finance Authority Revenue Bonds 310 4.000 10/15/29 322
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 538
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,235
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 500
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,128
Utah Transit Authority Revenue Bonds (µ) 2,000 5.250 06/15/32 2,406
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,075
30,926
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 230 5.000 07/01/24 235
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 518
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 443
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 1,043
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 544
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 596
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 418
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 909
University of Vermont and State Agricultural College Revenue Bonds 3,290 5.000 10/01/40 3,418
Vermont Housing Finance Agency Revenue Bonds 1,293 4.750 11/01/48 1,321
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,263
10,708
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,194
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,445
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,334
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,199
Virgin Islands Public Finance Authority Revenue Bonds (µ) 715 5.000 10/01/32 716
30,888
Virginia - 0.7%
Ballston Quarter Community Development Authority Tax Allocation 455 5.000 03/01/26 420
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 828
Chesapeake Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 300 1.900 02/01/32 298
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 825
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 790
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,221
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 259
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 155
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 288

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/42 1,046
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,770
Farmville Industrial Development Authority Revenue Bonds 1,255 5.000 01/01/32 1,309
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,368
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 05/31/24 607
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,167
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 423
James City County Economic Development Authority Revenue Bonds 460 4.000 12/01/28 440
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 211
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 440
Louisa Industrial Development Authority Pollution Control Revenue Bonds (~)(ae)(Ê) 175 1.900 11/01/35 174
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,021
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,054
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,095
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/27 48
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 54
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 60
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/30 49
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 98
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 38
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 87
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 54
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 118
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 58
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 131
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 33
Spotsylvania County Economic Development Authority Revenue Bonds 2,960 5.000 06/01/26 3,227
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,234
Virginia College Building Authority Revenue Bonds 25 5.000 06/01/28 26
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 53
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/30 53
Virginia College Building Authority Revenue Bonds 25 5.000 06/01/31 27
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 118
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,252
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,091
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,289
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 550 1.900 05/01/33 547
33,006
Washington - 1.6%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,692
City of Seattle Drainage & Wastewater Revenue Bonds 375 4.000 09/01/36 397
City of Seattle Drainage & Wastewater Revenue Bonds 425 4.000 09/01/37 443
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 229
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,385
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 1.890 01/01/27 13,904
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,182
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 731
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 970
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 1,051

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Seattle Revenue Bonds 1,285 5.000 03/01/23 1,287
Port of Seattle Revenue Bonds 865 5.000 08/01/28 978
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 828
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,027
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,349
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 8,245
State of Washington General Obligation Unlimited 625 5.000 07/01/25 648
State of Washington General Obligation Unlimited 2,550 4.000 07/01/26 2,708
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,385
State of Washington General Obligation Unlimited 2,490 5.000 08/01/36 2,851
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,123
University of Washington Revenue Bonds (~)(ae)(Ê) 2,500 4.000 08/01/27 2,637
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,750 5.000 08/01/24 1,781
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,462
Washington Health Care Facilities Authority Revenue Bonds 550 5.000 07/01/30 565
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/30 1,587
Washington Health Care Facilities Authority Revenue Bonds 1,625 5.000 10/01/38 1,761
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,053
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 548
Washington Higher Education Facilities Authority Revenue Bonds 625 5.000 10/01/31 693
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 371
Washington State Convention Center Public Facilities District Revenue Bonds 1,905 4.000 07/01/36 1,813
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,473
70,157
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 967
State of West Virginia General Obligation Unlimited 1,600 5.000 12/01/36 1,790
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,584
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 469
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 525
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 436
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 327
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 246
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 289
West Virginia Parkways Authority Revenue Bonds 2,000 5.000 06/01/38 2,257
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/29 2,845
12,735
Wisconsin - 1.6%
City of Milwaukee General Obligation Unlimited 3,300 5.000 04/01/27 3,612
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,392
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,300
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,630
PMA Levy & Aid Anticipation Notes Program Revenue Notes 2,750 4.000 09/27/23 2,772
Public Finance Authority Revenue Bonds 480 4.000 03/01/23 480
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 302
Public Finance Authority Revenue Bonds 535 4.000 03/01/25 522
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 31
Public Finance Authority Revenue Bonds 125 3.000 12/01/26 122
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 32
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 32
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,299

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 832
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 423
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 37
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 700 4.000 10/01/30 741
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 47
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 448
Public Finance Authority Revenue Bonds 850 4.000 04/01/32 802
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 418
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 57
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 26
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 21
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 162
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 364
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 234
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 43
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 282
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 330
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 549
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 336
Public Finance Authority Revenue Bonds 40 5.000 07/01/38 42
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 332
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 42
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 42
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 110
Public Finance Authority Revenue Bonds 40 5.000 07/01/41 42
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,874
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 625
Racine Unified School District Revenue Notes 4,935 4.000 08/09/23 4,951
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds (ae) 5,000 5.000 06/01/26 5,170
Village of Mount Pleasant Revenue Bonds (µ) 1,875 3.000 03/01/27 1,877
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 1.840 01/01/26 386
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,155 5.000 06/24/26 1,244
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,127
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,576
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,563
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,639
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 117
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 662
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 117
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 103
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 21,075 0.200 02/15/50 21,075
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 1.110 08/15/54 4,151
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 750 0.500 11/01/24 707
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 1.810 12/02/24 995
72,412

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 3,036
Total Municipal Bonds
(cost $4,511,657) 4,403,293
Short-Term Investments - 1.5%
U.S. Cash Management Fund (@) 67,278,255 (∞) 67,265
Total Short-Term Investments
(cost $67,263) 67,265
Total Investments - 99.3%
(identified cost $4,578,920) 4,470,558
Other Assets and Liabilities, Net - 0.7%
30,943
Net Assets - 100.0%
4,501,501

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.9%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102 .29 271
237
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100 .00 1,250
1,224
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99 .15 248
249
Artisan Lakes East Community Development District Special Assessment 06/17/21 545,000 100 .00 545
510
Astonia Community Development District Special Assessment 07/09/21 165,000 100 .00 165
156
Astonia Community Development District Special Assessment 07/09/21 250,000 100 .00 250
221
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,680,000 90 .81 1,525
1,591
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,355,000 96 .22 1,304
1,325
Avalon Park West Community Development District Special Assessment 09/08/22 200,000 100 .00 200
202
Ave Maria Stewardship Community District Special Assessment 01/28/22 275,000 99 .88 275
262
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 125,000 100 .00 125
117
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100 .00 250
217
Bridgewalk Community Development District Special Assessment 01/25/22 165,000 100 .00 165
152
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100 .00 875
829
California School Finance Authority Revenue Bonds 04/29/21 260,000 100 .66 262
257
California School Finance Authority Revenue Bonds 04/29/21 295,000 102 .22 302
278
California School Finance Authority Revenue Bonds 04/29/21 215,000 106 .78 230
204
California School Finance Authority Revenue Bonds 07/21/21 100,000 116 .16 116
99
California School Finance Authority Revenue Bonds 07/29/21 650,000 110 .81 720
655
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103 .10 1,031
1,023
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99 .39 2,614
2,536
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 106 .24 372
368
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100 .00 120
115
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98 .53 493
469
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106 .01 1,060
976
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109 .76 110
84
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100 .00 1,000
723
Centre Lake Community Development District Special Assessment 11/17/21 260,000 101 .11 263
222
Chester County Industrial Development Authority Revenue Bonds 09/14/22 1,360,000 100 .00 1,360
1,369
Chester County Industrial Development Authority Special Assessment 08/16/18 227,000 99 .44 226
225
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94 .38 4,719
5,510
City & County of San Francisco Infrastructure & Revitalization Fing Dist
No. 1 Tax Allocation 08/12/22 375,000 105 .03 394
390
City & County of San Francisco Infrastructure & Revitalization Fing Dist
No. 1 Tax Allocation 08/12/22 375,000 108 .72 408
411
City of Baltimore Revenue Bonds 08/24/22 100,000 100 .00 100
98
City of Baltimore Revenue Bonds 08/24/22 150,000 100 .00 150
149
City of Celina Special Assessment 04/13/22 296,000 100 .00 296
292
City of Celina Special Assessment 09/14/22 169,000 100 .00 169
169
City of Crandall Special Assessment 06/08/21 300,000 100 .00 300
276
City of Crandall Special Assessment 06/08/21 50,000 100 .00 50
46
City of Fate Special Assessment 04/05/22 265,000 100 .00 265
258
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104 .47 1,698
1,318
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105 .46 1,055
853
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106 .49 1,544
1,308
City of Fort Lauderdale Special Assessment 02/11/22 220,000 114 .02 251
228
City of Fort Lauderdale Special Assessment 02/11/22 230,000 115 .35 265
236
City of Fort Lauderdale Special Assessment 02/11/22 240,000 116 .62 280
246
City of Fort Lauderdale Special Assessment 02/11/22 255,000 117 .72 300
261
City of Haslet Special Assessment 10/19/21 347,000 100 .00 347
318
City of Hutto Special Assessment 10/22/21 241,000 100 .00 241
221
City of Justin Special Assessment 03/27/18 160,000 100 .00 160
160
City of Justin Special Assessment 03/27/18 910,000 100 .00 910
918
City of Kyle Special Assessment 10/20/21 324,000 100 .00 324
294
City of Kyle Special Assessment 03/23/22 619,000 100 .00 619
601
City of Kyle Special Assessment 03/23/22 501,000 100 .00 501
466
City of Kyle Special Assessment 01/18/23 1,178,000 100 .00 1,178
1,176

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Lavon Special Assessment 11/16/22 250,000 100 .00 250
253
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100 .00 290
294
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100 .00 595
604
City of Midlothian Special Assessment 03/24/21 280,000 100 .00 280
260
City of Pilot Point Special Assessment 05/13/22 500,000 100 .00 500
506
City of Pilot Point Special Assessment 05/13/22 692,000 100 .00 692
694
City of Princeton Special Assessment 04/24/18 425,000 100 .00 425
426
City of Princeton Special Assessment 10/02/20 175,000 101 .01 177
168
City of Princeton Special Assessment 05/25/21 128,000 100 .00 128
111
City of Princeton Special Assessment 09/28/21 210,000 100 .00 210
181
City of Princeton Special Assessment 03/29/22 280,000 100 .00 280
267
City of Princeton Special Assessment 03/29/22 201,000 100 .00 201
195
City of Sachse Special Assessment 11/15/22 659,000 100 .00 659
683
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 625,000 100 .00 625
610
City of Venus Special Assessment 11/09/21 250,000 99 .59 249
215
City of Waxahachie Special Assessment 05/17/22 430,000 100 .00 430
432
Club Municipal Management District No. 1 Special Assessment 12/01/21 173,000 100 .00 173
159
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99 .53 234
217
Coddington Community Development District Special Assessment 06/24/22 280,000 99 .88 280
278
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 106 .44 106
101
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100 .38 773
626
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101 .46 691
598
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100 .00 170
160
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99 .78 244
212
Cordova Palms Community Development District Special Assessment 06/24/22 105,000 99 .41 104
106
Cordova Palms Community Development District Special Assessment 06/24/22 100,000 99 .69 100
100
Cordova Palms Community Development District Special Assessment 06/24/22 170,000 99 .77 170
172
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100 .00 155
155
Corkscrew Farms Community Development District Special Assessment 12/13/17 15,000 100 .00 15
15
County of Gallatin Revenue Bonds 12/09/21 1,850,000 105 .09 1,944
1,653
County of Gallatin Revenue Bonds 12/09/21 1,350,000 105 .95 1,430
1,281
Crossings Community Development District Special Assessment 06/10/22 1,745,000 100 .00 1,745
1,703
Cypress Shadows Community Development District Special Assessment 08/23/22 347,000 101 .96 354
339
Cypress Shadows Community Development District Special Assessment 08/23/22 292,000 103 .55 302
295
Cypress Shadows Community Development District Special Assessment 08/23/22 108,000 105 .93 114
112
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100 .00 700
686
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,210,000 99 .23 1,205
1,228
District of Columbia Revenue Bonds 01/29/21 250,000 113 .34 283
247
Downtown Doral South Community Development District Special
Assessment 09/10/18 105,000 100 .00 105
105
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100 .00 60
52
DW Bayview Community Development District Special Assessment 02/05/21 40,000 100 .00 40
38
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99 .47 60
55
Eagle Pointe Community Development District Special Assessment 07/15/20 25,000 99 .89 25
24
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 20,000 100 .00 20
20
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99 .85 339
340
Elevation Pointe Community Development District Special Assessment 04/06/22 1,105,000 100 .00 1,105
1,074
Elevation Pointe Community Development District Special Assessment 04/06/22 250,000 99 .35 248
240
Elevation Pointe Community Development District Special Assessment 04/06/22 205,000 99 .69 204
201
Entrada Community Development District Special Assessment 09/23/21 370,000 99 .52 368
314
Epperson North Community Development District Special Assessment 10/05/21 305,000 100 .09 305
284
Epperson North Community Development District Special Assessment 10/05/21 295,000 100 .00 295
259
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 106 .16 106
101
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111 .46 139
130
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 112 .18 112
107
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102 .86 231
214
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100 .00 610
553

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 109 .21 109
96
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 104 .39 966
955
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100 .42 803
767
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100 .66 151
139
Fulton County Development Authority Revenue Bonds 08/03/22 275,000 98 .80 272
268
Gracewater Sarasota Community Development District Special Assessment 09/24/21 470,000 100 .00 470
441
Grand Oaks Community Development District Special Assessment 11/03/21 150,000 100 .00 150
140
Grove Resort Community Development District Special Assessment 02/09/22 145,000 100 .00 145
136
Harmony West Community Development District Special Assessment 06/19/18 620,000 100 .00 620
623
Harmony West Community Development District Special Assessment 06/19/18 420,000 100 .00 420
426
Harmony West Community Development District Special Assessment 06/19/18 130,000 100 .00 130
130
Hills Minneola Community Development District Special Assessment 07/16/20 135,000 100 .00 135
131
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100 .00 140
128
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 111 .50 334
285
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 112 .54 563
470
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 112 .73 1,003
783
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 113 .16 498
394
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 113 .41 386
308
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 113 .19 204
165
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100 .00 1,000
1,004
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100 .57 503
522
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100 .00 345
341
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100 .00 250
221
Kingman Gate Community Development District Special Assessment 03/03/21 165,000 100 .00 165
155
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99 .30 258
222
Lakewood Ranch Stewardship District Special Assessment 09/01/21 185,000 99 .73 184
172
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99 .78 409
351
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 101 .34 2,381
2,330
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98 .09 539
541
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99 .66 399
399
Mangrove Point & Mangrove Manor Community Development District
Special Assessment 04/04/22 300,000 100 .00 300
293
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110 .66 567
432
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106 .27 106
89
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 115,000 100 .00 115
115
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 102 .07 1,021
1,066
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100 .00 520
528
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 110 .09 110
104
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 111 .63 112
105
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 113 .06 113
106
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 114 .20 143
134
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 115 .30 202
188
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99 .57 533
540
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 104 .04 354
345
Nevada Department of Business & Industry Revenue Bonds 04/06/18 525,000 100 .00 525
528
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 107 .68 716
661
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 110 .21 590
528
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 730,000 113 .52 829
706
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96 .47 4,565
4,839
New York Liberty Development Corp. Revenue Bonds 09/19/22 250,000 101 .59 254
254
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104 .74 785
720
Park East Community Development District Special Assessment 12/01/21 370,000 100 .05 370
344
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 106 .74 326
312
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 110 .76 731
685
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 112 .09 493
457
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 112 .38 466
432
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100 .00 100
87

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Pine Isle Community Development District Special Assessment 11/04/21 250,000 100 .00 250
232
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100 .28 100
87
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 95 .87 1,438
1,494
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98 .73 1,234
1,299
Public Finance Authority Revenue Bonds 07/17/20 170,000 100 .00 170
162
Public Finance Authority Revenue Bonds 12/03/20 240,000 111 .71 268
234
Public Finance Authority Revenue Bonds 02/02/22 750,000 103 .62 777
625
Public Finance Authority Revenue Bonds 02/02/22 455,000 104 .68 476
418
Public Finance Authority Revenue Bonds 02/02/22 450,000 104 .93 472
423
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 5,115,000 114 .82 5,370
5,256
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 5,185,000 106 .05 6,026
5,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/11/22 9,450,000 102 .85 8,457
9,318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 400,000 120 .12 480
407
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 04/11/22 3,845,000 105 .47 4,055
3,965
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100 .20 316
321
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101 .51 1,868
1,890
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99 .56 299
264
Rivers Edge III Community Development District Special Assessment 04/07/21 210,000 99 .78 210
197
Royse City Special Assessment 06/30/20 175,000 102 .71 180
160
Royse City Special Assessment 07/15/20 100,000 100 .00 100
90
Royse City Special Assessment 07/15/20 100,000 100 .00 100
96
Sandmine Road Community Development District Special Assessment 10/14/21 245,000 100 .00 245
227
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 99 .72 100
101
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99 .68 125
116
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99 .66 294
286
Scenic Terrace South Community Development District Special Assessment 03/16/22 75,000 100 .00 75
73
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99 .28 546
555
Siena North Community Development District Special Assessment 02/02/22 135,000 100 .00 135
127
Somerset Community Development District Special Assessment 04/06/22 260,000 100 .00 260
247
Somerset Community Development District Special Assessment 04/06/22 200,000 100 .91 202
199
Somerset Community Development District Special Assessment 04/06/22 625,000 100 .97 631
616
Somerset Community Development District Special Assessment 04/06/22 600,000 101 .06 606
594
Somerset Community Development District Special Assessment 04/06/22 215,000 101 .07 217
214
Stonewater Community Development District Special Assessment 10/13/21 220,000 100 .00 220
204
Storey Drive Community Development District Special Assessment 01/12/22 200,000 100 .00 200
184
Summer Woods Community Development District Special Assessment 10/05/21 195,000 100 .00 195
184
Summerstone Community Development District Special Assessment 09/09/21 235,000 100 .00 235
219
Timber Creek Community Development District Special Assessment 06/20/18 90,000 100 .00 90
90
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100 .00 535
536
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99 .85 399
404
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100 .00 320
284
Town of Flower Mound Special Assessment 02/09/21 800,000 100 .00 800
672
Town of Flower Mound Special Assessment 02/09/21 750,000 100 .00 750
650
Town of Little Elm Special Assessment 12/08/21 708,000 100 .00 708
531
Travis County Development Authority Special Assessment 09/13/22 302,000 100 .00 302
304
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100 .00 450
387
Two Rivers North Community Development District Special Assessment 04/27/22 630,000 100 .00 630
628
Two Rivers North Community Development District Special Assessment 04/27/22 130,000 100 .00 130
129
Union Park East Community Development District Special Assessment 09/15/21 150,000 100 .14 150
141
V-Dana Community Development District Special Assessment 04/01/21 375,000 100 .00 375
354
V-Dana Community Development District Special Assessment 04/01/21 125,000 99 .46 124
111
Veranda Community Development District II Special Assessment 02/24/21 35,000 100 .00 35
33
Veranda Community Development District II Special Assessment 02/24/21 55,000 100 .00 55
49
Verano No. 3 Community Development District Special Assessment 04/16/21 80,000 100 .00 80
75
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100 .00 120
106
Village Community Development District No. 12 Special Assessment 03/16/18 1,420,000 100 .00 1,420
1,401
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 135,000 100 .00 135
125
Villamar Community Development District Special Assessment 02/28/22 370,000 100 .00 370
332

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Villamar Community Development District Special Assessment 02/28/22 255,000 100 .00 255
233
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100 .00 1,625
1,473
West Port Community Development District Special Assessment 07/27/22 200,000 100 .00 200
197
West Villages Improvement District Special Assessment 03/31/21 825,000 100 .00 825
732
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100 .00 1,500
1,448
Westview North Community Development District Special Assessment 10/05/22 400,000 99 .72 399
404
Willows Community Development District Special Assessment 09/21/22 400,000 100 .00 400 403
129,777
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 400 USD 43,697 03/23
(529)
United States 10 Year Treasury Note Futures 905 USD 103,637 03/23
(1,586)
United States 10 Year Ultra Treasury Note Futures 1,750 USD 212,105 03/23 (4,181)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6,296)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 85,729 $ — $ — $ 85,729
Alaska — 17,168 — — 17,168
Arizona — 74,829 — — 74,829
Arkansas — 12,437 — — 12,437
California — 373,402 — — 373,402
Colorado — 114,802 — — 114,802
Connecticut — 116,407 — — 116,407
Delaware — 11,150 — — 11,150
District of Columbia — 45,161 — — 45,161
Florida — 299,903 — — 299,903
Georgia — 79,391 — — 79,391
Guam — 48,060 — — 48,060
Hawaii — 11,341 — — 11,341
Idaho — 15,899 — — 15,899
Illinois — 619,901 — — 619,901
Indiana — 19,459 — — 19,459
Iowa — 29,382 — — 29,382
Kansas — 12,705 — — 12,705

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Kentucky — 38,873 — — 38,873
Louisiana — 97,714 — — 97,714
Maine — 3,938 — — 3,938
Maryland — 66,053 — — 66,053
Massachusetts — 44,067 — — 44,067
Michigan — 114,329 — — 114,329
Minnesota — 14,977 — — 14,977
Mississippi — 89,911 — — 89,911
Missouri — 28,773 — — 28,773
Montana — 9,177 — — 9,177
Nebraska — 18,209 — — 18,209
Nevada — 29,341 — — 29,341
New Hampshire — 18,763 — — 18,763
New Jersey — 148,996 — — 148,996
New Mexico — 9,434 — — 9,434
New York — 442,320 — — 442,320
North Carolina — 26,662 — — 26,662
North Dakota — 8,736 — — 8,736
Ohio — 91,218 — — 91,218
Oklahoma — 14,098 — — 14,098
Oregon — 20,427 — — 20,427
Pennsylvania — 195,512 — — 195,512
Puerto Rico — 132,471 — — 132,471
Rhode Island — 21,283 — — 21,283
South Carolina — 36,507 — — 36,507
South Dakota — 2,896 — — 2,896
Tennessee — 36,947 — — 36,947
Texas — 390,667 — — 390,667
Utah — 30,926 — — 30,926
Vermont — 10,708 — — 10,708
Virgin Islands — 30,888 — — 30,888
Virginia — 33,006 — — 33,006
Washington — 70,157 — — 70,157
West Virginia — 12,735 — — 12,735
Wisconsin — 72,412 — — 72,412
Wyoming — 3,036 — — 3,036
Short-Term Investments — — — 67,265 67,265
Total Investments
— 4,403,293 — 67,265 4,470,558
Other Financial Instruments
Liabilities
Futures Contracts (6,296) — — — (6,296)
Total Other Financial Instruments
*
$ (6,296) $ — $ — $ — $ (6,296)

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.9%
Australia - 10.6%
APA Group 61,723 462
Atlas Arteria, Ltd. 996,921 4,861
Aurizon Holdings, Ltd. 375,493 982
Cleanaway Waste Management, Ltd.
(Æ) 79,577 154
NEXTDC, Ltd.(Æ) 32,376 229
Qube Holdings, Ltd. 704,255 1,531
Transurban Group - ADR(Æ) 1,081,238 10,594
18,813
Belgium - 0.1%
Elia System Operator SA 677 95
Brazil - 0.6%
CCR SA 367,634 852
Santos Brasil Participacoes SA 172,012 298
1,150
Canada – 8.4%
AltaGas , Ltd. - ADR 14,573 273
Canadian National Railway Co. 3,593 428
Canadian Pacific Railway, Ltd. 6,828 539
Emera , Inc.(Ñ) 15,938 635
Enbridge, Inc.(Ñ) 126,337 5,174
Gibson Energy, Inc. 15,710 281
Hydro One, Ltd.(Þ) 21,758 595
Keyera Corp. 4,908 112
Pembina Pipeline Corp. 75,052 2,663
TC Energy Corp.(Æ) 75,690 3,261
Waste Connections, Inc. 8,016 1,065
15,026
China - 1.8%
ENN Energy Holdings, Ltd. 119,082 1,792
Jiangsu Expressway Co., Ltd. Class H 1,004,685 991
Zhejiang Expressway Co., Ltd. Class H 548,000 474
3,257
Denmark - 0.2%
Orsted A/S Class A(Þ) 3,475 310
France - 6.8%
Aeroports de Paris 11,638 1,802
Eiffage SA 6,400 683
Getlink SE 294,662 4,986
Rubis SCA 36,874 1,031
Veolia Environnement SA 2,812 83
Vinci SA 31,137 3,513
12,098
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 0.7%
E.ON SE 12,119 132
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 6,039 342
RWE AG 18,777 833
1,307
Hong Kong - 1.3%
China Merchants Port Holdings Co.,
Ltd. 304,466 428
CK Infrastructure Holdings, Ltd. 63,964 357
CLP Holdings, Ltd. 27,500 204
COSCO SHIPPING Ports, Ltd. 434,000 328
Guangdong Investment, Ltd. 557,342 607
Hong Kong & China Gas Co., Ltd. 319,000 321
2,245
Italy - 2.4%
Enav SpA (Þ) 52,962 244
Enel SpA 243,659 1,434
Hera SpA 104,544 300
Infrastrutture Wireless Italiane SpA (Þ) 98,746 1,083
Snam Rete Gas SpA 66,861 341
Terna Rete Elettrica Nazionale SpA 102,189 811
4,213
Japan - 1.8%
Central Japan Railway Co. 2,100 255
East Japan Railway Co. 15,267 847
Japan Airport Terminal Co., Ltd.(Æ) 30,400 1,580
Kamigumi Co., Ltd. 29,013 593
3,275
Luxembourg - 0.1%
SES SA 23,761 185
Mexico - 6.0%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 1,206 11
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 10,259 749
Grupo Aeroportuario del Pacifico SAB
de CV Class B 167,486 2,892
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 9,655 1,666
Grupo Aeroportuario del Sureste SAB
de CV Class B 147,478 4,006
Grupo Aeroportuario del Sureste SAB
de CV - ADR 2,542 692
Promotora y Operadora de
Infraestructura SAB de CV 77,242 748
10,764
New Zealand - 2.4%
Auckland International Airport, Ltd.(Æ) 658,473 3,625
Contact Energy, Ltd. 11,815 59

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Meridian Energy, Ltd. 81,638 282
Port of Tauranga, Ltd. 64,726 263
4,229
Philippines - 0.2%
International Container Terminal
Services, Inc. 72,232 275
Portugal - 0.3%
Energias de Portugal SA 113,192 563
Singapore - 0.4%
NetLink NBN Trust 75,873 51
Parkway Life Real Estate Investment
Trust(Æ)(ö) 49,417 153
Sembcorp Industries, Ltd. 204,100 563
767
Spain - 8.5%
Aena SME SA(Æ)(Þ) 57,477 8,621
Cellnex Telecom SA(Þ) 47,098 1,848
Ferrovial SA 49,297 1,455
Iberdrola SA 281,043 3,286
15,210
Switzerland - 1.7%
Flughafen Zurich AG(Æ) 16,433 2,990
Thailand - 0.0%
Airports of Thailand PCL(Æ) 11,500 26
United Kingdom - 2.4%
IHS Holding, Ltd.(Æ) 4,603 35
National Grid PLC 61,688 785
National Grid PLC - ADR 556 35
Pennon Group PLC 7,455 85
Scottish & Southern Energy PLC 102,204 2,182
Severn Trent PLC Class H 30,947 1,077
4,199
United States - 38.2%
Alliant Energy Corp. 38,019 2,054
American Electric Power Co., Inc. 4,806 452
American Tower Corp.(ö) 5,117 1,143
Atmos Energy Corp. 2,725 320
Avista Corp. 453 18
Brookfield Infrastructure Corp. Class A 3,658 162
Brookfield Renewable Corp. Class A 2,233 70
CenterPoint Energy, Inc. 65,055 1,959
Cheniere Energy, Inc. 36,413 5,564
Clearway Energy Operating LLC(Æ) 11,299 382
CMS Energy Corp. 9,670 611
Consolidated Edison, Inc. 4,994 476
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Energy Corp. 5,693 486
Crown Castle, Inc.(ö) 10,151 1,503
CSX Corp. 18,429 570
Digital Realty Trust, Inc.(ö) 2,971 341
Dominion Energy, Inc. 41,409 2,635
DT Midstream, Inc. 44,890 2,454
DTE Energy Co. 20,161 2,346
Duke Energy Corp. 42,540 4,358
Entergy Corp. 14,651 1,586
Equinix , Inc.(Æ)(ö) 118 87
Equitrans Midstream Corp. 21,122 153
Essential Utilities, Inc. 3,215 150
Evergy , Inc. 13,223 828
Eversource Energy(Æ) 11,953 984
Evoqua Water Technologies Corp.(Æ) 146 7
Exelon Corp. 60,357 2,547
FirstEnergy Corp. 17,657 723
Kinder Morgan, Inc. 98,631 1,805
NextEra Energy, Inc.(Ñ) 99,770 7,436
NiSource, Inc. 23,311 647
ONE Gas, Inc. 5,055 416
ONEOK, Inc. 19,125 1,310
PG&E Corp.(Æ) 28,712 457
Pinnacle West Capital Corp. 6,904 515
PPL Corp. 68,522 2,028
Republic Services, Inc. Class A 13,755 1,717
SBA Communications Corp.(ö) 4,487 1,335
Sempra Energy 14,180 2,274
Southern Co. (The) 17,413 1,179
Targa Resources Corp. 49,380 3,704
Union Pacific Corp. 3,942 805
Waste Management, Inc. 3,248 502
WEC Energy Group, Inc.(Æ) 13,441 1,263
Williams Cos., Inc. (The) 71,298 2,299
Xcel Energy, Inc. 48,686 3,349
68,010
Total Common Stocks
(cost $140,771) 169,007
Short-Term Investments - 3.9%
United States – 3.9%
U.S. Cash Management Fund(@) 7,050,163 (∞) 7,049
Total Short-Term Investments
(cost $7,048) 7,049
Other Securities - 3.3%
U.S. Cash Collateral Fund(@)(×)
5,796,038
(∞) 5,796
Total Other Securities

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(cost $5,796) 5,796
Total Investments - 102.1%
(identified cost $153,615) 181,852
Other Assets and Liabilities,
Net - (2.1%)
(3,777)
Net Assets - 100.0%
178,075

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 383
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.1%
Aena SME SA 02/11/15 EUR 57,477 101 .93 5,859
8,621
Cellnex Telecom SA 03/20/19 EUR 47,098 33 .82 1,593
1,848
Enav SpA 06/07/17 EUR 52,962 4 .06 215
244
Hydro One, Ltd. 08/12/22 CAD 21,758 27 .12 590
595
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 98,746 8 .81 870
1,083
Orsted A/S 11/08/19 DKK 3,475 86 .73 301 310
12,701
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 27 EUR 1,126 03/23
61
MSCI Emerging Markets Index Futures 22 USD 1,149 03/23
65
S&P Energy Select Sector Index Futures 12 USD 1,131 03/23
72
S&P Utilities Select Sector Index Futures 47 USD 3,288 03/23
(114)
SPI 200 Index Futures 9 AUD 1,671 03/23 46
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 130
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 26 DKK 180 02/01/23 —
Bank of America USD 56 EUR 52 02/01/23 —
Bank of America USD 26 GBP 21 02/01/23 —
Bank of America USD 73 HKD 570 02/02/23 —
Bank of America AUD 5 USD 4 02/01/23 —
Bank of America CHF 204 USD 221 02/01/23 (3)
Bank of America EUR 66 USD 71 02/01/23 —
Bank of America EUR 48 USD 52 02/02/23 —
Bank of America JPY 16,941 USD 130 02/01/23 —
Bank of America NZD 183 USD 119 02/01/23 1
HSBC USD 505 AUD 734 03/15/23 13
HSBC USD 674 EUR 629 03/15/23 12
Royal Bank of Canada USD 208 AUD 300 03/15/23 4
Royal Bank of Canada USD 505 AUD 734 03/15/23 13
Royal Bank of Canada USD 675 EUR 629 03/15/23 11
Royal Bank of Canada USD 182 HKD 1,426 02/01/23 —
Royal Bank of Canada EUR 150 USD 162 03/15/23 (1)
State Street USD 27 THB 869 02/01/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 50

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 18,813 $ —
$ —
$ 18,813
Belgium — 95 —
—
95
Brazil 1,150 — —
—
1,150
Canada 15,026 — —
—
15,026
China — 3,257 —
—
3,257
Denmark — 310 —
—
310
France — 12,098 —
—
12,098
Germany — 1,307 —
—
1,307
Hong Kong — 2,245 —
—
2,245
Italy — 4,213 —
—
4,213
Japan — 3,275 —
—
3,275
Luxembourg — 185 —
—
185
Mexico 10,764 — —
—
10,764
New Zealand — 4,229 —
—
4,229
Philippines — 275 —
—
275
Portugal — 563 —
—
563
Singapore — 767 —
—
767
Spain — 15,210 —
—
15,210
Switzerland — 2,990 —
—
2,990
Thailand — 26 —
—
26
United Kingdom 70 4,129 —
—
4,199
United States 68,010 — —
—
68,010
Short-Term Investments — — — 7,049 7,049
Other Securities — — — 5,796 5,796
Total Investments 95,020 73,987 — 12,845 181,852
Other Financial Instruments
Assets
Futures Contracts 244 — — — 244
Foreign Currency Exchange Contracts 1 53 — — 54
Liabilities
Futures Contracts (114) — — — (114)
Foreign Currency Exchange Contracts (3) (1) — — (4)
Total Other Financial Instruments
*
$ 128 $ 52 $ — $ — $ 180
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 385
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Not es to
Quarterly Report.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
29,245
Alternative Carriers ............................................................................
51
Construction & Engineering ..............................................................
5,650
Electric Utilities .................................................................................
38,684
Environmental & Facilities Services .................................................
3,439
Gas Utilities .......................................................................................
5,117
Healthcare REITs ...............................................................................
153
Highways & Railtracks ......................................................................
23,507
Integrated Telecommunication Services ............................................
2,966
Internet Services & Infrastructure ......................................................
229
Marine Ports & Services ....................................................................
3,717
Mixed Industrial/Office ......................................................................
7
Multi-Utilities ....................................................................................
15,838
Oil & Gas Storage & Transportation .................................................
28,780
Railroads ............................................................................................
4,425
Renewable Electricity ........................................................................
871
Specialized REITs ..............................................................................
4,409
Water Utilities ....................................................................................
1,919
Short-Term Investments .......................................................
7,049
Other Securities .....................................................................
5,796
Total Investments ............................................................................... 181,852

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.9%
Australia - 4.0%
Charter Hall Group - ADR(ö) 366,809 3,612
Dexus Property Group(ö) 559,143 3,244
Goodman Group(ö) 119,747 1,712
GPT Group (The)(ö) 387,338 1,257
Ingenia Communities Group(Æ) 357,125 1,175
Mirvac Group(ö) 1,670,433 2,696
Region RE, Ltd.(ö) 774,707 1,485
Scentre Group(ö) 1,506,157 3,260
Stockland(ö) 544,167 1,518
19,959
Belgium - 0.6%
Aedifica SA(ö) 20,178 1,774
VGP NV 3,762 375
Warehouses De Pauw CVA(ö) 33,218 1,055
3,204
Canada - 2.3%
Allied Properties Real Estate
Investment Trust(ö) 118,443 2,642
Canadian Apartment Properties(ö) 67,311 2,489
Granite Real Estate Investment Trust(ö) 40,297 2,466
RioCan Real Estate Investment Trust(ö) 208,172 3,611
11,208
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 153,200 446
France - 1.9%
Argan SA(ö) 16,425 1,396
Covivio(ö) 12,644 868
ICADE SA(ö) 32,259 1,535
Klepierre SA - GDR(Æ)(ö) 199,910 5,076
Mercialys SA(ö) 52,623 585
9,460
Germany - 1.8%
LEG Immobilien SE 44,379 3,459
Vonovia SE 193,543 5,448
8,907
Hong Kong - 5.6%
CK Asset Holdings, Ltd. 772,522 4,936
Hang Lung Properties, Ltd. - ADR 631,000 1,188
Hongkong Land Holdings, Ltd. 232,343 1,135
Link Real Estate Investment Trust(ö) 919,283 7,396
Sands China, Ltd.(Æ) 488,844 1,830
Sun Hung Kai Properties, Ltd. 516,543 7,345
Wharf Real Estate Investment Co., Ltd. 633,133 3,633
27,463
Japan - 9.6%
Activia Properties, Inc.(ö) 740 2,216
Advance Residence Investment Corp.
(ö) 720 1,760
Daiwa House REIT Investment Corp.(ö) 874 1,901
Global One Real Estate Investment
Corp.(ö) 1,687 1,395
Hulic REIT, Inc.(ö) 858 1,025
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,713 1,899
Invincible Investment Corp.(ö) 3,930 1,675
Japan Hotel REIT Investment Corp.(ö) 1,404 888
Japan Retail Fund Investment Corp.(ö) 3,539 2,737
Keihanshin Building Co., Ltd. 117,900 1,243
Kenedix Office Investment Corp. Class
A(ö) 380 902
Kenedix Retail REIT Corp.(ö) 928 1,738
Mitsubishi Estate Co., Ltd. 434,618 5,605
Mitsui Fudosan Co., Ltd. 355,027 6,663
Mori Trust Hotel REIT, Inc.(ö) 1,709 1,771
Mori Trust Sogo REIT, Inc.(ö) 1,544 1,743
Nippon Prologis REIT, Inc.(Æ)(ö) 1,407 3,195
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 1,232 1,441
Sekisui House REIT, Inc.(ö) 2,959 1,617
Sumitomo Realty & Development Co.,
Ltd. 128,600 3,135
TOC Co., Ltd. 45,000 236
Tokyu Fudosan Holdings Corp. 308,933 1,566
United Urban Investment Corp.(ö) 1,266 1,440
47,791
Netherlands - 0.6%
CTP NV(Þ) 67,058 973
Eurocommercial Properties(ö) 29,308 733
Unibail-Rodamco-Westfield(Æ)(ö) 18,799 1,216
2,922
Singapore - 3.4%
Ascendas Real Estate Investment
Trust(Æ)(ö) 898,400 1,982
CapitaLand Integrated Commercial
Trust Class A(ö) 598,844 983
Capitaland Investment, Ltd. 1,657,046 5,031
Frasers Logistics & Commercial
Trust(Æ)(ö) 4,171,900 4,017
Keppel DC REIT(ö) 716,400 1,117
Mapletree Commercial Trust(ö) 869,600 1,212
Mapletree Logistics Trust(ö) 599,000 776
Parkway Life Real Estate Investment
Trust(Æ)(ö) 549,682 1,704
16,822
Spain - 1.0%
Arima Real Estate Socimi SA(Æ)(ö) 52,934 419
Cellnex Telecom SA(Þ) 66,384 2,605
Inmobiliaria Colonial Socimi SA(ö) 98,168 716
Merlin Properties Socimi SA(ö) 129,700 1,269
5,009
Sweden - 1.5%
Castellum AB(Ñ) 109,939 1,511
Catena AB 39,350 1,645
Fabege AB(Ñ) 168,504 1,596
Fastighets AB Balder(Æ) 259,358 1,338
Pandox AB(Æ) 55,455 765
Wihlborgs Fastigheter AB 72,438 597
7,452

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 0.3%
PSP Swiss Property AG 10,531 1,314
United Kingdom - 4.6%
Assura PLC(ö) 1,172,852 809
Big Yellow Group PLC(ö) 81,409 1,217
British Land Co. PLC (The)(ö) 825,748 4,522
Derwent London PLC(ö) 48,399 1,545
Grainger PLC 554,415 1,778
Life Science REIT PLC(ö) 409,505 345
LondonMetric Property PLC(ö) 239,611 560
LXI REIT PLC(ö) 371,241 517
PRS REIT PLC (The)(ö) 408,789 459
Safestore Holdings PLC(ö) 205,673 2,564
Segro PLC(ö) 500,013 5,148
Sirius Real Estate, Ltd. 788,181 823
Tritax EuroBox PLC(Þ) 544,627 461
UNITE Group PLC (The)(ö) 185,987 2,293
23,041
United States - 60.6%
Agree Realty Corp.(ö) 82,820 6,181
Alexandria Real Estate Equities, Inc.(ö) 46,377 7,455
American Homes 4 Rent Class A(ö) 91,333 3,132
Americold Realty Trust, Inc.(ö) 144,114 4,527
Apartment Income REIT Corp.(ö) 56,860 2,175
AvalonBay Communities, Inc.(ö) 54,637 9,695
Boyd Gaming Corp. 23,300 1,452
Brixmor Property Group, Inc.(ö) 23,038 542
Camden Property Trust(ö) 39,875 4,913
Cousins Properties, Inc.(ö) 86,531 2,373
Digital Realty Trust, Inc.(ö) 98,858 11,331
EastGroup Properties, Inc.(ö) 27,784 4,675
Equinix, Inc.(Æ)(ö) 29,270 21,605
Equity LifeStyle Properties, Inc. Class
A(ö) 79,911 5,736
Essential Properties Realty Trust, Inc.
(ö) 101,505 2,586
Essex Property Trust, Inc.(ö) 7,040 1,592
Extra Space Storage, Inc.(ö) 4,744 749
First Industrial Realty Trust, Inc.(ö) 54,705 2,918
Healthcare Realty Holdings, LP(ö) 171,607 3,695
Healthpeak Properties, Inc.(ö) 186,298 5,119
Highwoods Properties, Inc.(ö) 63,713 1,935
Host Hotels & Resorts, Inc.(ö) 175,454 3,307
Invitation Homes, Inc.(ö) 303,181 9,853
Iron Mountain, Inc.(ö) 61,240 3,342
Jones Lang LaSalle, Inc.(Æ) 11,513 2,128
Kite Realty Group Trust(ö) 177,558 3,853
KRC Interim Corp.(ö) 355,040 7,974
Life Storage, Inc.(Æ)(ö) 46,807 5,057
Mid-America Apartment Communities,
Inc.(ö) 80,921 13,491
Prologis, LP(ö) 280,618 36,278
Public Storage(ö) 65,202 19,844
Realty Income Corp.(ö) 231,941 15,733
Rexford Industrial Realty, Inc.(ö) 55,536 3,525
Ryman Hospitality Properties, Inc.(ö) 37,543 3,487
Sabra Health Care REIT, Inc.(ö) 250,802 3,386
Simon Property Group, Inc.(ö) 127,799 16,417
Spirit Realty Capital, Inc.(ö) 58,167 2,552
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Communities, Inc.(ö) 36,243 5,685
Sunstone Hotel Investors, Inc.(ö) 12,040 132
UDR, Inc.(ö) 105,749 4,504
Ventas, Inc.(ö) 177,915 9,218
VICI Properties, Inc.(ö) 249,875 8,541
Welltower, Inc.(ö) 155,795 11,691
WP Carey, Inc.(ö) 74,369 6,361
300,745
Total Common Stocks
(cost $405,036) 485,743
Short-Term Investments - 1.6%
United States - 1.6%
U.S. Cash Management Fund(@) 7,711,386 (∞) 7,710
Total Short-Term Investments
(cost $7,709) 7,710
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 2,935,046 (∞) 2,935
Total Other Securities
(cost $2,935) 2,935
Total Investments - 100.1%
(identified cost $415,680) 496,388
Other Assets and Liabilities,
Net - (0.1%)
(341)
Net Assets - 100.0%
496,047

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.8%
Cellnex Telecom SA 06/13/22 EUR 66,384 35 .87 2,381
2,605
CTP NV 04/06/21 EUR 67,058 17 .54 1,176
973
Tritax EuroBox PLC 03/15/21 EUR 544,627 1 .43 781 461
4,039
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 184 USD 6,631 03/23
430
FTSE/EPRA Europe Index Futures 87 EUR 1,437 03/23
55
Hang Seng Index Futures 4 HKD 4,380 02/23
(17)
MSCI Singapore Index Futures 21 SGD 640 02/23
(1)
S&P/TSX 60 Index Futures 2 CAD 502 03/23
13
SPI 200 Index Futures 3 AUD 557 03/23
14
TOPIX Index Futures 9 JPY 177,795 03/23 20
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 514
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 97 EUR 89 02/01/23 —
Bank of America USD 448 EUR 420 03/15/23 9
Bank of America USD 271 JPY 35,316 02/01/23 —
Bank of America USD 70 JPY 9,111 02/02/23 —
Bank of America USD 37 SGD 48 02/01/23 —
Bank of America JPY 63,360 USD 488 03/15/23 (1)
HSBC USD 375 AUD 545 03/15/23 10
HSBC USD 273 CAD 369 03/15/23 5
HSBC USD 1,363 EUR 1,272 03/15/23 24
HSBC USD 437 HKD 3,397 03/15/23 (3)
HSBC USD 939 JPY 125,288 03/15/23 29
HSBC USD 342 SGD 460 03/15/23 9
Royal Bank of Canada USD 247 HKD 1,932 02/01/23 —
Royal Bank of Canada AUD 280 USD 194 03/15/23 (4)
Royal Bank of Canada CAD 250 USD 186 03/15/23 (2)
Royal Bank of Canada EUR 100 USD 108 03/15/23 (1)
Royal Bank of Canada EUR 534 USD 569 03/15/23 (12)
Royal Bank of Canada EUR 881 USD 942 03/15/23 (18)
Royal Bank of Canada HKD 1,000 USD 128 03/15/23 —
Royal Bank of Canada JPY 15,000 USD 114 03/15/23 (2)
Royal Bank of Canada SGD 320 USD 241 03/15/23 (3)
Toronto Dominion Bank USD 375 AUD 545 03/15/23 10
Toronto Dominion Bank USD 272 CAD 369 03/15/23 5
Toronto Dominion Bank USD 1,363 EUR 1,272 03/15/23 24

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 389
It
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank USD 437 HKD 3,397 03/15/23 (3)
Toronto Dominion Bank USD 940 JPY 125,288 03/15/23 28
Toronto Dominion Bank USD 342 SGD 460 03/15/23 9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 113
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 19,959 $ —
$ —
$ 19,959
Belgium — 3,204 —
—
3,204
Canada 11,208 — —
—
11,208
China — 446 —
—
446
France — 9,460 —
—
9,460
Germany — 8,907 —
—
8,907
Hong Kong — 27,463 —
—
27,463
Japan — 47,791 —
—
47,791
Netherlands — 2,922 —
—
2,922
Singapore — 16,822 —
—
16,822
Spain — 5,009 —
—
5,009
Sweden — 7,452 —
—
7,452
Switzerland — 1,314 —
—
1,314
United Kingdom — 23,041 —
—
23,041
United States 300,745 — —
—
300,745
Short-Term Investments — — — 7,710 7,710
Other Securities — — — 2,935 2,935
Total Investments 311,953 173,790 — 10,645 496,388
Other Financial Instruments
Assets
Futures Contracts 532 — — — 532
Foreign Currency Exchange Contracts — 162 — — 162
Liabilities
Futures Contracts (18) — — — (18)
Foreign Currency Exchange Contracts — (49) — — (49)
Total Other Financial Instruments
*
$ 514 $ 113 $ — $ — $ 627
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Global Real Estate Securities Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
21,605
Diversified ..........................................................................................
130,373
Healthcare ..........................................................................................
37,396
Industrial ............................................................................................
70,920
Lodging/Resorts .................................................................................
11,037
Office ..................................................................................................
24,159
Residential ..........................................................................................
100,459
Retail ..................................................................................................
56,038
Self Storage ........................................................................................
32,773
Shopping Centers ...............................................................................
983
Short-Term Investments .......................................................
7,710
Other Securities .....................................................................
2,935
Total Investments ............................................................................... 496,388

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 69.5%
Corporate Bonds and Notes - 11.2%
Affirm Holdings, Inc.
0.000% due 11/15/26 324 205
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 341 302
Aircastle , Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 66
Alarm.com, Inc.
5.284% due 01/15/26 582 488
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 204 157
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 697 645
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 120
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 100 88
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 105
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 101
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 150 149
Bandwidth, Inc.
0.250% due 03/01/26 925 720
0.500% due 04/01/28 184 119
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 314 314
Series DD
6.300% due 12/29/49 (USD 3 Month
LIBOR + 4.553%)(Ê)(ƒ) 101 102
Series FF
5.875% due 12/31/99 (USD 3 Month
LIBOR + 2.931%)(Ê)(ƒ) 189 181
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 163 163
Series X
6.250% due 09/29/49 (USD 3 Month
LIBOR + 3.705%)(Ê)(ƒ) 289 289
Series Z
6.500% due 12/31/49 (USD 3 Month
LIBOR + 4.174%)(Ê)(ƒ) 147 148
Bank of New York Mellon Corp. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
4.625% due 12/29/49 (USD 3 Month
LIBOR + 3.131%)(Ê)(ƒ) 36 33
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 22 19
Cable One, Inc.
8.568% due 03/15/26 655 526
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.157%)(Ê)(ƒ) 38 33
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 213 211
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 352 303
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 426 393
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 341 296
Chegg , Inc.
4.794% due 09/01/26 (Þ) 1,336 1,050
Citigroup, Inc.
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 407 372
Series P
5.950% due 12/29/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 272 265
Series T
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.517%)(Ê)(ƒ) 160 161
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 90 83
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 79 78
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 76
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 327
Series K
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.487%)(Ê)(ƒ) 110 111
Comerica, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.291%)(Ê)(ƒ) 56 55
Corebridge Financial, Inc
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 185 184
Coupa Software, Inc.
0.375% due 06/15/26 252 245
Cryoport , Inc.
0.750% due 12/01/26 221 173
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 133 102
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 194 174
Duke Energy Corp.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.388%)(Ê)(ƒ) 80 77
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 185
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 163 145
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 262 239
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 180 169
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 165 136
Envestmet , Inc.
0.750% due 08/15/25 372 346
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 110 107
Eventbrite, Inc.
0.750% due 09/15/26 687 532
EZCORP, Inc.
2.375% due 05/01/25 735 669
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 256
Fastly , Inc.
7.664% due 03/15/26 287 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fiverr International, Ltd.
0.000% due 11/01/25 (Þ) 707 595
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 200 172
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 96 103
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 100 88
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 342 297
Greenbrier Cos., Inc.
2.875% due 02/01/24 289 281
Guardant Health, Inc.
8.822% due 11/15/27 183 122
Haemonetics Corp.
6.123% due 03/01/26 1,180 1,007
Hartford Financial Services Group, Inc.
Series ICON
6.731% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 107 92
Health Catalyst, Inc.
2.500% due 04/15/25 209 195
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 340 318
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 18
Hope Bancorp, Inc.
2.000% due 05/15/38 1,153 1,129
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 10 10
ILFC E-Capital Trust I
6.288% due 12/21/65 (~)(Ê)(Þ) 210 135
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 423 321
InterDigital , Inc.
2.000% due 06/01/24 (Þ) 309 318
Invacare Corp.
5.000% due 11/15/24 289 247
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 515 476
iQIYI , Inc.
4.000% due 12/15/26 555 480
Itron , Inc.
6.015% due 03/15/26 995 841
JetBlue Airways Corp.
0.500% due 04/01/26 1,170 925
JOYY, Inc.
1.375% due 06/15/26 52 47
JPMorgan Chase & Co.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 37 34
Series S
6.750% due 01/29/49 (USD 3 Month
LIBOR + 3.780%)(Ê)(ƒ) 187 189
Series X
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 235 234
Kaman Corp.
3.250% due 05/01/24 425 398
Land O'Lakes, Inc.
7.250% due 12/31/99 (Ê)(ƒ)(Þ)(~) 185 164
LendingTree , Inc.
0.500% due 07/15/25 103 80
Liberty Broadband Corp.
1.250% due 09/30/50 443 427
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 1,037 989
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 45 50
Livongo Health, Inc.
0.875% due 06/01/25 393 349
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)(ƒ) 200 199
Lucid Group, Inc.
1.250% due 12/15/26 248 160
Lyft, Inc.
1.500% due 05/15/25 (Þ) 707 648
Magnite , Inc.
0.250% due 03/15/26 1,212 973
Markel Corp.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.662%)(Ê)(ƒ) 34 34
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 200 220
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 272
10.750% due 08/01/39 66 91
MFA Financial, Inc.
6.250% due 06/15/24 1,073 1,017
Morgan Stanley
Series M
5.875% due 12/31/99 (USD 3 Month
LIBOR + 4.435%)(Ê)(ƒ) 62 62
NCL Corp., Ltd.
1.125% due 02/15/27 (Þ) 262 200
NeoGenomics , Inc.
1.250% due 05/01/25 171 150
0.250% due 01/15/28 881 590
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 62 59
NuVasive , Inc.
0.375% due 03/15/25 (Þ) 1,195 1,067
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Peloton Interactive, Inc.
11.423% due 02/15/26 524 403
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,351 1,250
Perficient , Inc.
0.125% due 11/15/26 366 296
PNC Financial Services Group, Inc.
(The)
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 164 164
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 110 103
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 166 166
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 195 191
Redwood Trust, Inc.
5.625% due 07/15/24 557 527
Repay Holdings Corp.
0.000% due 02/01/26 473 379
RingCentral, Inc.
4.905% due 03/01/25 (Þ) 1,001 875
RWT Holdings, Inc.
5.750% due 10/01/25 776 687
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 90 69
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 124
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 152 133
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ)(Ñ) 340 326
Shake Shack, Inc.
6.890% due 03/01/28 184 137
Shift4 Payments, Inc.
0.500% due 08/01/27 44 39
Snap, Inc.
0.125% due 03/01/28 303 218
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,794 1,344
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 265 252
Spotify Technology SA
4.125% due 03/15/26 1,234 1,029
Sunrun , Inc.
10.932% due 02/01/26 834 595
SVB Financial Group

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.074%)(Ê)(ƒ) 120 96
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 140 107
Tandem Diabetes Care, Inc.
1.500% due 05/01/25 275 251
TechTarget , Inc.
0.000% due 12/15/26 355 282
TripAdvisor, Inc.
0.250% due 04/01/26 590 498
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 121
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 91 88
Turning Point Brands, Inc.
2.500% due 07/15/24 297 275
Unity Software, Inc.
8.008% due 11/15/26 (Þ) 150 116
US Bancorp
Series J
5.300% due 12/31/99 (USD 3 Month
LIBOR + 2.914%)(Ê)(ƒ) 107 99
USB Capital IX
5.812% due 10/29/49 (USD 3 Month
LIBOR + 1.020%)(Ê)(ƒ) 15 12
Wayfair, Inc.
1.000% due 08/15/26 (Þ) 1,315 999
Wells Fargo & Co.
5.950% due 12/15/36 110 115
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 740 682
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 160 159
Western Digital Corp.
1.500% due 02/01/24 (Ñ)(Þ) 1,141 1,095
WisdomTree Investments, Inc.
3.250% due 06/15/26 294 275
44,266
International Debt - 17.0%
Abu Dhabi Government International
Bond
Series REGS
1.625% due 06/02/28 200 178
1.700% due 03/02/31 371 310
3.125% due 09/30/49 200 151
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 200 191
Aeropuerto Internacional De Tocumen
SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.125% due 08/11/61 200 162
AES Panama Generation Holdings SRL
Series REGS
7.750% due 02/02/24 906 773
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 182
Allianz SE
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 174
Angolan Government International Bond
Series REGS
8.750% due 04/14/32 388 358
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,011 344
AXA SA
8.600% due 12/15/30 40 49
Bahrain Government International Bond
Series REGS
5.250% due 01/25/33 732 646
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ) 813 738
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 213
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 200 194
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 90 89
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 600 601
BNP Paribas SA
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 300 302
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.196%)(Ê)(ƒ)(Þ) 200 175
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 400 414
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Ñ)
(Þ) 200 217
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 265 256

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 450 420
Brazil Government International Bond
2.875% due 06/06/25 387 368
4.750% due 01/14/50 383 281
Chile Government International Bond
2.550% due 07/27/33 1,000 814
CNP Assurances
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê)(ƒ) 200 164
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 260 240
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 871 637
Costa Rica Government International
Bond
Series REGS
7.000% due 04/04/44 246 239
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 200 200
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 206
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 170
Credit Suisse Group AG
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 300 243
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate + 4.332%)
(Ê)(ƒ)(Þ) 200 164
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 185
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 200 194
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Þ) 300 296
4.000% due 12/29/49 (USD 3 Month
LIBOR + 3.660%)(Ê)(ƒ)(Þ) 200 191
Deutsche Bank AG
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)(Ê)(ƒ) 200 193
Dominican Republic Government
International Bond
Series REGS
6.000% due 02/22/33 814 751
Dominican Republic International Bond
7.050% due 02/03/31 170 170
DP World PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.850% due 07/02/37 620 701
Ecopetrol SA
4.625% due 11/02/31 622 492
7.375% due 09/18/43 298 261
Ecuador Government International Bond
Series REGS
6.000% due 07/31/30 (~)(Ê) 140 93
3.500% due 07/31/35 (~)(Ê) 592 287
Egypt Government International Bond
7.300% due 09/30/33 219 160
Series REGS
7.500% due 01/31/27 60 54
7.625% due 05/29/32 372 283
7.903% due 02/21/48 200 133
EIG Pearl Holdings SARL
Series REGS
3.545% due 08/31/36 200 174
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 250 131
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 200 194
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 487 478
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)(ƒ) 739 739
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 732 615
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 1,132 889
Enbridge, Inc.
6.250% due 03/01/78 (USD 3 Month
LIBOR + 3.641%)(Ê) 244 232
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 82 82
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 176 181
Series 16-A
6.000% due 01/15/77 (USD 3 Month
LIBOR + 3.890%)(Ê) 297 282
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 262 248
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 739 706
Export-Import Bank of India
2.250% due 01/13/31 1,016 821
FEL Energy VI SARL

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 12/01/40 231 201
Franshion Brilliant, Ltd.
3.200% due 04/09/26 300 270
4.250% due 07/23/29 542 455
Galaxy Pipeline Assets Bidco , Ltd.
Series REGS
2.940% due 09/30/40 422 345
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 763 671
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Ê) 664 244
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 709 650
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 234 228
Heritage Petroleum Company, Ltd.
Series REGS
9.000% due 08/12/29 584 610
Hong Kong Government International
Bond
4.375% due 01/11/26 (Þ) 200 200
4.500% due 01/11/28 (Þ) 200 204
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3 Month
LIBOR + 4.980%)(Ê)(ƒ)(Þ) 122 153
Hungary Government International Bond
6.750% due 09/25/52 (Þ) 200 211
Series REGS
2.125% due 09/22/31 200 155
3.125% due 09/21/51 265 166
Indonesia Government International
Bond
3.550% due 03/31/32 1,059 972
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)(ƒ) 200 196
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ) 200 167
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 189
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 762 613
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 189
Israel Government International Bond
4.500% due 01/17/33 200 200
Ivory Coast Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 12/31/32 (~)(Ê) 100 92
Jordan Government International Bond
Series REGS
7.375% due 10/10/47 220 198
Julius Baer Group, Ltd.
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.940%)(Ê)(ƒ) 200 199
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 141
4.875% due 10/14/44 355 322
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 200 183
6.375% due 10/24/48 864 739
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 261 245
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ) 600 554
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê) 200 166
Lebanon Government International Bond
Series REGS
6.650% due 11/03/28 (Ø)(Æ) 1,003 63
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 545 499
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 745 729
MDGH - GMTN BV
5.500% due 04/28/33 (Þ) 200 214
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 213 173
Mexico Government International Bond
2.659% due 05/24/31 922 773
6.350% due 02/09/35 220 234
Momo , Inc.
1.250% due 07/01/25 (Þ) 439 420
Mongolia Government International
Bond
Series REGS
4.450% due 07/07/31 200 164
Morocco Government International
Bond
Series REGS
4.000% due 12/15/50 200 137
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)(ƒ) 200 202
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 153

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 191
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 695 495
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate + 3.750%)
(Ê)(Þ) 200 196
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 197
OCP, Inc.
Series REGS
3.750% due 06/23/31 755 637
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 572 610
Oman Government International Bond
Series REGS
6.750% due 10/28/27 384 407
6.250% due 01/25/31 200 207
7.000% due 01/25/51 200 202
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 579 508
OQ SAOC
Series REGS
5.125% due 05/06/28 418 402
Pakistan Government International Bond
Series REGS
7.375% due 04/08/31 369 153
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,998 639
Panama Government International Bond
2.252% due 09/29/32 296 226
3.870% due 07/23/60 200 134
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 283 228
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 650 483
Peruvian Government International Bond
2.783% due 01/23/31 663 561
3.550% due 03/10/51 77 57
Petrobras Global Finance BV
6.850% due 06/05/15 861 746
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 1,231 821
Petroleos Mexicanos
10.000% due 02/07/33 587 573
Series REGS
6.625% due 09/29/49(Ê)(ƒ)(~) 894 569
Series WI
6.700% due 02/16/32 444 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 09/21/47 213 148
7.690% due 01/23/50 962 718
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 636 538
3.404% due 04/28/61 1,123 819
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 233 209
Philippines Government International
Bond
5.170% due 10/13/27 200 206
1.950% due 01/06/32 622 506
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ) 200 187
Qatar Government International Bond
Series REGS
3.750% due 04/16/30 351 344
4.400% due 04/16/50 363 343
Qatar Petroleum
Series REGS
2.250% due 07/12/31 352 299
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê) 206 199
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 197
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 258 224
Republic of Colombia Government
International Bond
8.000% due 04/20/33 710 727
7.500% due 02/02/34 300 296
Republic of Ghana Government
International Bond
Series REGS
8.625% due 04/07/34 (~)(Ê) 200 73
Republic of Indonesia Government
International Bond
4.550% due 01/11/28 200 200
Republic of Panama Government
International Bond
6.400% due 02/14/35 227 239
4.500% due 01/19/63 200 149
Republic of Philippines Government
International Bond
5.500% due 01/17/48 200 208
Republic of Poland Government
International Bond
5.500% due 11/16/27 149 154
5.750% due 11/16/32 134 145
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 200 200
Republic of South Africa Government
Bond
5.875% due 04/20/32 524 486
5.750% due 09/30/49 312 238

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 200 164
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 180 190
7.625% due 01/17/53 (Þ) 224 241
Series REGS
5.250% due 11/25/27 152 149
SA Global Sukuk , Ltd.
Series REGS
2.694% due 06/17/31 825 730
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 770 746
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 200 176
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 660 559
Saudi Government International Bond
4.750% due 01/18/28 (Þ) 202 205
5.000% due 01/18/53 (Þ) 200 191
Series REGS
4.375% due 04/16/29 435 435
3.250% due 11/17/51 201 147
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 280
Sea, Ltd.
0.250% due 09/15/26 498 384
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 212 158
Shopify, Inc.
0.125% due 11/01/25 1,037 909
Skandinaviska Enskilda Banken AB
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.073%)(Ê)(ƒ) 200 200
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate + 5.873%)
(Ê)(ƒ)(Ñ)(Þ) 400 405
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 172
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 186
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 215
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 484 499
Swiss Re Finance (Luxembourg) SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/02/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.582%)(Ê)(Þ) 200 193
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 814 729
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 212
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 240 217
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 107 96
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 305 297
Turkey Government International Bond
4.750% due 01/26/26 464 418
5.950% due 01/15/31 200 164
5.750% due 05/11/47 220 147
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 227 227
Series REGS
5.750% due 07/06/26 700 631
UBS Group AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)(ƒ) 200 198
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)(ƒ) 200 201
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 200 180
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ) 200 190
Ukraine Government International Bond
Series REGS
9.750% due 11/01/30 (~)(Ê) 948 205
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)(ƒ) 200 197
Uruguay Government International Bond
5.750% due 10/28/34 411 454
4.975% due 04/20/55 206 204
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 687 576
VNET Group, Inc.
6.083% due 02/01/26 277 238
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 101
Wix.com, Ltd.
0.000% due 08/15/25 (Þ) 1,044 895

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê) 200 158
67,100
Mortgage-Backed Securities - 40.9%
Fannie Mae
30 Year TBA(Ï)
2.500% 1,000 875
3.500% 1,000 938
4.500% 8,000 7,900
5.000% 85,000 85,298
5.500% 30,000 30,478
6.000% 6,000 6,158
Series 2010-404 Class 2
Interest Only STRIPS
4.500% due 05/25/40 528 112
Series 2016-422 Class C12
Interest Only STRIPS
4.000% due 12/25/45 1,494 274
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 219 28
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,120 218
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 676 70
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,547 57
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 657 92
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 201 4
Series 2013-54 Class LI
Interest Only STRIPS
7.000% due 11/25/34 762 129
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 257 10
Series 2013-90 Class SD
Interest Only STRIPS
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 450 46
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 875 107
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 477 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 456 90
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,048 241
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,799 207
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,213 139
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,934 130
Series 2018-3 Class AI
4.500% due 12/25/47 829 150
Series 2018-38 Class SP
Interest Only STRIPS
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,199 143
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,929 177
Series 2018-92 Class BI
Interest Only STRIPS
5.000% due 01/25/49 911 169
Series 2019-1 Class KI
Interest Only STRIPS
4.500% due 02/25/49 347 23
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 344 19
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 391 43
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 930 115
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,556 195
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 965 116
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,048 110
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 650 57

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,315 148
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,318 147
Series 2019-71 Class CS
Interest Only STRIPS
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 724 108
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 2,484 442
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 1,953 213
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,527 243
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 2,161 332
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 1,906 358
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 3,097 442
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 3,199 223
Freddie Mac REMICS
Series 2011-3852 Class SC
Interest Only STRIPS
6.465% due 04/15/40 (USD 1 Month
LIBOR + 6.650%)(Ê) 284 7
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,391 166
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 561 67
Series 2012-4077 Class IK
Interest Only STRIPS
5.000% due 07/15/42 285 40
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,386 104
Series 2014-4386 Class LI
Interest Only STRIPS
4.000% due 02/15/43 232 12
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-4403 Class CI
Interest Only STRIPS
4.000% due 10/15/44 305 50
Series 2015-4425 Class IO
Interest Only STRIPS
4.000% due 01/15/45 365 59
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 510 80
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 610 96
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,228 93
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 307 55
Series 2016-4635 Class PI
Interest Only STRIPS
4.000% due 12/15/46 326 53
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 153 18
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 608 75
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 292 40
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 970 118
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,777 159
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,370 131
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,610 201
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,855 219
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 641 75
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,137 116

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 802 89
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 881 125
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,291 306
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,452 248
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 1,527 283
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 1,278 237
Ginnie Mae II
5.000% due 2050 32 32
30 Year TBA(Ï)
3.000% 1,000 919
4.000% 1,000 971
4.500% 2,000 1,986
Ginnie Mae REMICS
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 1,741 60
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 593 25
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 892 169
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 3,080 83
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,123 380
Series 2013-82 Class TI
3.500% due 05/20/43 1,462 207
Series 2013-182 Class SY
Interest Only STRIPS
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 382 44
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 685 21
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 920 125
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 981 178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 607 119
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 888 111
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 3,087 127
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 2,822 107
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 558 27
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 1,306 257
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 1,461 57
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,435 61
Series 2016-29 Class IO
Interest Only STRIPS
4.000% due 02/16/46 525 73
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 694 121
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 374 43
Series 2016-164 Class IO
Interest Only STRIPS
6.500% due 12/20/46 704 105
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 4,281 230
Series 2016-H17 Class DI
Interest Only STRIPS
2.317% due 07/20/66 (~)(Ê) 2,795 112
Series 2016-H18 Class QI
Interest Only STRIPS
3.324% due 06/20/66 (~)(Ê) 1,538 94
Series 2016-H21 Class AI
Interest Only STRIPS
3.165% due 09/20/66 (~)(Ê) 4,797 249
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 3,930 218
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,385 73
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 2,015 132

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 275 53
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 1,093 215
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 341 62
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 266 5
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 273 45
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 213 24
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 845 195
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 66 1
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 225 21
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 491 75
Series 2017-136 Class IY
Interest Only STRIPS
5.000% due 03/20/45 1,230 227
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 195 35
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 4,671 211
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 2,724 107
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,697 115
Series 2017-H03 Class KI
Interest Only STRIPS
2.937% due 01/20/67 (~)(Ê) 899 70
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,057 273
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 5,112 228
Series 2017-H06 Class MI
Interest Only STRIPS
2.244% due 02/20/67 (~)(Ê) 1,376 64
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 2,643 123
Series 2017-H08 Class GI
Interest Only STRIPS
2.583% due 02/20/67 (~)(Ê) 714 58
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 3,849 174
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 1,986 109
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 4,775 170
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 1,530 128
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 2,812 143
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 5,798 223
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 3,254 105
Series 2017-H16 Class IG
Interest Only STRIPS
1.825% due 07/20/67 (~)(Ê) 3,488 124
Series 2017-H16 Class IO
Interest Only STRIPS
1.905% due 08/20/67 (~)(Ê) 2,362 161
Series 2017-H16 Class JI
Interest Only STRIPS
2.108% due 08/20/67 (~)(Ê) 2,363 136
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 929 79
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 6,720 362
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,102 126
Series 2017-H20 Class JI
Interest Only STRIPS
1.668% due 09/20/67 (~)(Ê) 2,902 242
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 5,188 135
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,005 315
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 3,045 141

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,084 222
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,202 106
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 1,113 178
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,865 166
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 1,008 61
Series 2018-H02 Class IM
Interest Only STRIPS
2.338% due 02/20/68 (~)(Ê) 2,579 165
Series 2018-H05 Class BI
Interest Only STRIPS
2.563% due 02/20/68 (~)(Ê) 1,890 104
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 4,936 280
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 2,187 150
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 694 52
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,038 105
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 980 78
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,493 134
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,870 160
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,778 177
Series 2019-110 Class S
Interest Only STRIPS
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,483 163
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,341 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 1,004 163
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 691 59
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 2,761 109
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 2,672 151
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 2,726 425
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 1,633 258
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 1,277 153
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 888 148
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,790 260
Series 2020-47 Class SG
Interest Only STRIPS
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,142 206
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,706 178
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,784 160
Series 2020-148 Class AI
Interest Only STRIPS
2.500% due 10/20/50 3,014 379
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,785 209
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,270 325
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,278 186
Series 2021-58 Class SA
Interest Only STRIPS
5.706% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,216 136

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,081 245
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 1,217 162
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,104 130
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 2,669 318
Series 2021-176 Class IK
5.500% due 10/20/51 1,696 239
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 2,115 271
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 7,671 296
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 3,254 179
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 1,327 196
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 3,344 341
161,847
Non-US Bonds - 0.4%
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ) EUR 200 226
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ) EUR 200 216
Barclays PLC
8.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 6.955%)(Ê)(ƒ) GBP 200 251
Deutsche Bank AG
10.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.940%)(Ê)(ƒ) EUR 200 233
Electricite de France SA
7.500% due 12/31/29 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.860%)(Ê) EUR 200 223
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ) EUR 100 111
Societe Generale SA
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.228%)(Ê)(ƒ) EUR 100 112
Telefonica Europe BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ) EUR 100 107
1,479
Total Long-Term Investments
(cost $276,815) 274,692
Common Stocks - 41.9%
Consumer Discretionary - 4.5%
adidas AG
1,248
200
Afya , Ltd. Class A(Æ)
3,002
46
Aisin Seiki Co., Ltd.
13,000
379
Alibaba Group Holding, Ltd.(Æ)
43,260
598
Alibaba Group Holding, Ltd. - ADR(Æ)
1,356
149
Amazon.com, Inc.(Æ)
5,978
616
Aoyama Trading Co., Ltd.
6,700
47
Autoliv , Inc.
4,423
407
AutoZone, Inc.(Æ)
28
68
Barnes & Noble Education, Inc.(Æ)
21,321
49
Best Buy Co., Inc.
809
72
BJ's Restaurants, Inc.(Æ)
14,100
445
Boyd Gaming Corp.
3,371
210
Carrols Restaurant Group, Inc.(Æ)
55,145
119
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,108
98
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ)
5,900
181
Cie Financiere Richemont SA Class A
2,138
330
Citizen Watch Co., Ltd.
42,600
202
Comcast Corp. Class A
4,242
167
Costco Wholesale Corp.
247
126
Davide Campari-Milano NV(Æ)
13,756
147
Dechra Pharmaceuticals PLC
5,765
205
Diageo PLC
2,167
94
Dollar General Corp.
233
54
Dollar Tree, Inc.(Æ)
1,022
153
DR Horton, Inc.
2,242
221
Ferrari NV
255
64
Galaxy Entertainment Group, Ltd.
37,000
259
Games Workshop Group PLC
440
51
Garmin, Ltd.
533
53
Geely Automobile Holdings, Ltd.
179,486
294
General Motors Co.
1,476
58
Genuine Parts Co.
313
53
Grand Canyon Education, Inc.(Æ)
552
64
Home Depot, Inc. (The)
577
187
Honda Motor Co., Ltd.
19,100
474
Hyundai Department Store Co., Ltd.
1,988
100
Industria de Diseno Textil SA
3,150
98
Komeri Co., Ltd.
7,400
152
K's Holdings Corp.
8,600
76
Kuaishou Technology(Æ)(Þ)
30,900
270
La Francaise des Jeux SAEM(Þ)
1,706
73
Lennar Corp. Class A
637
65
Leonardo DRS, Inc.(Æ)
29,435
393
Li Auto, Inc. - ADR(Æ)(Ñ)
1,688
42
Li Auto, Inc. Class A(Æ)
7,800
97
Liberty SiriusXM Group Class C(Æ)
1,569
63
LVMH Moet Hennessy Louis Vuitton
SE - ADR
377
329

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Makita Corp.
14,300
382
McDonald's Corp.
257
69
Meituan Class B(Æ)(Þ)
12,613
281
MercadoLibre , Inc.(Æ)
153
181
Michelin (CGDE)
14,097
447
Midea Group Co., Ltd. Class A
9,800
80
Moncler SpA
5,533
347
Murata Manufacturing Co., Ltd.
5,400
310
Next PLC
7,576
621
NVR, Inc.(Æ)
10
53
Omnicom Group, Inc.
803
69
O'Reilly Automotive, Inc.(Æ)
103
82
Oriental Holdings BHD
21,374
35
Pernod Ricard SA
684
142
Pinduoduo , Inc. - ADR(Æ)
8,252
809
Public Storage(Æ
3,645
69
Puma SE
724
49
Ryohin Keikaku Co., Ltd.
8,800
98
Sands China, Ltd.(Æ)
243,751
913
Santos Brasil Participacoes SA
38,900
67
SEB SA
603
63
Service Corp. International
819
61
Shenzhen Senior Technology Material
Co., Ltd. Class A
22,400
78
Shenzhou International Group Holdings,
Ltd.
12,100
152
Spectris PLC
3,196
127
Subaru Corp.
4,100
68
Sumitomo Electric Industries, Ltd.
33,900
407
Teleperformance – GDR
855
238
Tencent Holdings, Ltd.
21,232
1,035
Tencent Holdings, Ltd. - ADR(Ñ)
5,093
248
Toyota Industries Corp.
1,500
91
United Arrows, Ltd.
4,600
62
Wacoal Holdings Corp.
6,100
115
Walmart, Inc.
684
98
Walt Disney Co. (The)(Æ)
2,684
291
Weichai Power Co., Ltd. Class H
72,000
109
Wolters Kluwer NV
514
56
Xebio Holdings Co., Ltd.
6,100
44
Yamada Holdings Co., Ltd.
49,200
179
Yum China Holdings, Inc.
5,897
363
17,687
Consumer Staples - 1.7%
Adecoagro SA
65,662
555
Altria Group, Inc.
1,219
55
Archer-Daniels-Midland Co.
1,293
107
Astarta Holding NV(Æ)
9,426
50
Barry Callebaut AG
27
56
British American Tobacco PLC
1,923
74
Campbell Soup Co.
1,362
71
Carrefour SA
2,288
43
Casey's General Stores, Inc.
231
55
Chocoladefabriken Lindt & Spruengli
AG
8
190
CK Hutchison Holdings, Ltd. Class B
31,000
198
Clorox Co. (The)
379
55
Coca-Cola Co. (The)
1,966
121
Colgate-Palmolive Co.
723
54
Conagra Brands, Inc.
1,946
72
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CVS Health Corp.
1,596
141
Dino Polska SA(Æ)(Þ)
3,005
272
First Pacific Co., Ltd.
184,000
64
First Resources, Ltd.
105,400
124
Flowers Foods, Inc.
2,240
62
Fujian Sunner Development Co., Ltd.
Class A
9,900
36
General Mills, Inc.
887
70
Golden Agri-Resources, Ltd.
1,348,220
257
Haleon PLC(Æ)
64,596
258
Heineken NV
2,104
210
Henkel AG & Co. KGaA
1,228
82
Imperial Tobacco Group PLC
2,284
57
JM Smucker Co. (The)
487
74
Kao Corp.
10,200
416
Kato Sangyo Co., Ltd.
2,500
70
Kellogg Co.
767
53
Kernel Holding SA
18,456
79
Kimberly-Clark Corp.
710
92
Kirin Holdings Co., Ltd.
30,800
474
Koninklijke Ahold Delhaize NV
1,909
57
Kraft Heinz Foods Co.
1,490
60
Kroger Co. (The)
1,280
57
Lenta PLC - GDR(Æ)(Š)
130,305
—
L'Oreal SA
164
68
Mondelez International, Inc. Class A
1,094
72
Morinaga Milk Industry Co., Ltd.
6,774
250
PepsiCo, Inc.
706
121
Philip Morris International, Inc.
991
103
Procter & Gamble Co. (The)
1,573
224
Royal Unibrew A/S
1,744
122
Shiseido Co., Ltd.
1,800
94
Thai Beverage PCL
594,700
317
Tsingtao Brewery Co., Ltd. Class H
24,000
232
Tyson Foods, Inc. Class A
807
53
Unilever PLC
2,454
125
Walgreens Boots Alliance, Inc.
2,889
107
WH Group, Ltd.(Þ)
108,028
66
Yifeng Pharmacy Chain Co., Ltd. Class
A
11,700
98
6,873
Energy - 1.1%
Cenovus Energy, Inc.
16,890
337
Chevron Corp.
892
155
Exxon Mobil Corp.
1,878
218
Fission Uranium Corp.(Æ)
122,461
80
Ganfeng Lithium Co., Ltd. Class H(Þ)
15,960
145
Gazprom PJSC(Š)
376,946
—
Green Plains, Inc.(Æ)
5,861
204
GS Holdings Corp.
810
29
Japan Petroleum Exploration Co., Ltd.
2,300
75
NAC Kazatomprom JSC - GDR
10,016
294
NexTier Oilfield Solutions, Inc.(Æ)
16,484
155
ONEOK, Inc.
2,915
200
OX2 Group AB(Æ)
5,502
42
Petroleo Brasileiro SA - ADR
17,536
203
Range Resources Corp.
8,574
215
Reliance Industries, Ltd. - GDR(Þ)
5,212
299
Riyue Heavy Industry Co., Ltd. Class A
20,200
72
Schlumberger, Ltd.
5,055
288

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schneider Electric SE
392
64
Shell PLC
2,703
79
Silergy Corp.
3,000
61
Sinopec Engineering Group Co., Ltd.
Class H
47,000
24
SM Energy Co.
11,871
390
Southwestern Energy Co.(Æ)
48,854
270
Targa Resources Corp.
2,035
153
TotalEnergies SE
1,621
101
Tullow Oil PLC(Æ)
92,600
41
Williams Cos., Inc. (The)
1,529
49
4,243
Financial Services - 14.5%
Advance Residence Investment Corp.(ö)
109
267
Aedifica SA(ö)
1,660
146
Aflac, Inc.
1,382
102
AIA Group, Ltd.
79,000
892
Air Lease Corp. Class A
7,596
342
Aldar Properties PJSC
40,830
49
Allianz SE
346
83
Allied Properties Real Estate Investment
Trust(ö)
17,967
401
Allstate Corp. (The)
553
71
Alpha Services and Holdings SA
133,220
181
American Express Co.
361
63
American Tower Corp.(ö)
350
78
Americold Realty Trust, Inc.(ö)
23,478
737
Apartment Income REIT Corp.(ö)
8,663
331
Arch Capital Group, Ltd.(Æ)
1,227
79
Argan SA(ö)
2,293
195
Ascendas Real Estate Investment
Trust(Æ)(ö)
119,800
264
Assicurazioni Generali SpA
3,355
65
Assura PLC(ö)
134,983
93
Assurant, Inc.
341
45
AvalonBay Communities, Inc.(ö)
258
46
Axis Bank, Ltd. – GDR
1,124
60
Axis Capital Holdings, Ltd.
8,390
525
Baloise Holding AG
320
53
Banco Bradesco SA - ADR
27,231
76
Bangkok Bank PCL
6,800
33
Bank Central Asia Tbk PT
424,636
241
Bank Mandiri Persero Tbk PT
665,346
442
Bank of America Corp.
8,399
298
Bank of Hawaii Corp.
849
65
Bank of Ireland Group PLC
28,302
302
Bank of New York Mellon Corp. (The)
1,266
64
Bank Rakyat Indonesia Persero Tbk PT
932,713
286
BDO Unibank , Inc.
105,576
239
Berkshire Hathaway, Inc. Class B(Æ)
1,035
322
BlackRock, Inc. Class A
94
71
Blucora , Inc.(Æ)
9,887
288
BNP Paribas SA
2,858
196
British Land Co. PLC (The)(ö)
56,347
309
Camden Property Trust(ö)
5,836
719
Capitaland Investment, Ltd.
155,300
471
Catena AB
6,452
270
CBRE Group, Inc. Class A(Æ)
1,098
94
Chailease Holding Co., Ltd.
31,000
235
Charles Schwab Corp. (The)
3,497
271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Hall Group - ADR(ö)
56,967
561
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
Chubb, Ltd.
523
119
CITIC Securities Co., Ltd. Class H
43,390
100
Citigroup, Inc.
3,860
202
CK Asset Holdings, Ltd.
49,476
316
CME Group, Inc. Class A
1,920
339
Commerce Bancshares, Inc.
991
66
Country Garden Services Holdings Co.,
Ltd.
62,000
168
Cousins Properties, Inc.(ö)
12,516
343
Covivio (ö)
1,895
130
Credicorp , Ltd.
948
127
Credit Saison Co., Ltd.
26,300
345
Credit Suisse Group AG - ADR(Æ)(Ñ)
27,933
98
Crown Castle, Inc.(ö)
347
51
Dai-ichi Life Holdings, Inc.
10,200
239
Daiwa House REIT Investment Corp.(ö)
130
283
Derwent London PLC(ö)
3,013
96
Dexus Property Group(ö)
47,872
278
Digital Realty Trust, Inc.(ö)
14,318
1,641
DNB Bank ASA
3,066
57
Dundee Corp. Class A(Æ)
14,243
15
East Money Information Co., Ltd. Class
A
65,660
220
Encore Capital Group, Inc.(Æ)
4,226
235
Equinix , Inc.(Æ)(ö)
1,347
994
Equities AB
11,269
254
Equity Commonwealth(ö)
21,010
536
Equity Residential(ö)
708
45
Essex Property Trust, Inc.(ö)
1,011
229
Etalon Group PLC - GDR(Æ)(Š)
267,238
—
Eurobank Ergasias SA(Æ)
71,980
97
Eurocommercial Properties(ö)
4,630
116
Extra Space Storage, Inc.(ö)
291
46
EZCORP, Inc. Class A(Æ)
45,333
413
Fidelity National Financial, Inc.
870
38
First American Financial Corp.
1,004
62
First Republic Bank
414
58
Frasers Logistics & Commercial
Trust(Æ)(ö)
243,200
234
Globe Life, Inc.(Æ)
641
77
Goldman Sachs Group, Inc. (The)
215
79
Goodman Group(ö)
17,741
254
Grupo Financiero Banorte SAB de CV
Class O
29,700
246
Hachijuni Bank, Ltd. (The)
49,800
216
Halyk Savings Bank of Kazakhstan JSC
- GDR
8,089
84
Hana Financial Group, Inc.
8,015
319
Hang Lung Properties, Ltd. - ADR
96,000
181
Hankook Technology Group Co., Ltd.
7,856
86
Hannover Rueck SE
289
59
Hanover Insurance Group, Inc. (The)
516
69
Hartford Financial Services Group, Inc.
1,030
80
HDFC Bank, Ltd. - ADR
5,688
383
Healthcare Realty Holdings, LP(ö)
26,021
560
Healthpeak Properties, Inc.(ö)
6,590
181
Highwoods Properties, Inc.(ö)
9,011
274
Hirogin Holdings, Inc.
21,900
114
Hokuhoku Financial Group, Inc.
2,900
23

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong Exchanges & Clearing, Ltd.
8,400
378
Host Hotels & Resorts, Inc.(ö)
27,199
513
HSBC Holdings PLC
25,532
188
Icade SA(ö)
5,328
254
ICICI Bank, Ltd. - ADR
28,710
598
Ingenia Communities Group(Æ)
54,788
180
Intercontinental Exchange, Inc.
539
58
Invincible Investment Corp.(ö)
609
259
Invitation Homes, Inc.(ö)
46,819
1,522
Itau Unibanco Holding SA - ADR
27,510
137
Japan Hotel REIT Investment Corp.(ö)
107
68
Japan Retail Fund Investment Corp.(ö)
527
408
Jones Lang LaSalle, Inc.(Æ)
1,808
334
JPMorgan Chase & Co.
1,738
243
Kasikornbank PCL
27,800
122
KB Financial Group, Inc.
2,861
130
Kemper Corp.
6,232
366
Kenedix Office Investment Corp. Class
A(ö)
56
133
Klepierre SA - GDR(Æ)(ö)
16,355
415
Korean Reinsurance Co.
7,866
48
KRC Interim Corp.(ö)
26,524
596
Lamar Advertising Co. Class A(ö)
567
60
LEG Immobilien SE
7,648
596
Life Storage, Inc.(Æ)(ö)
4,199
454
Link Real Estate Investment Trust(ö)
69,230
557
London Stock Exchange Group PLC
2,880
264
LondonMetric Property PLC(ö)
26,015
61
LSR Group PJSC(Æ)(Š)
25,878
—
LX Holdings Corp.
1,079
8
LXI REIT PLC(ö)
53,069
74
M&T Bank Corp.
401
63
Marsh & McLennan Cos., Inc.
1,305
228
MasterCard, Inc. Class A
1,108
411
Mercialys SA(ö)
8,777
98
Mid-America Apartment Communities,
Inc.(ö)
5,559
927
Mitsubishi Estate Co., Ltd.
54,100
698
Mitsubishi UFJ Financial Group, Inc.
51,100
375
Mitsui Fudosan Co., Ltd.
33,725
633
Morgan Stanley
781
76
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547
—
MS&AD Insurance Group Holdings, Inc.
5,300
170
NatWest Group PLC
70,563
268
Nippon Prologis REIT, Inc.(Æ)(ö)
146
332
Nishi-Nippon Financial Holdings, Inc.
18,600
155
NMI Holdings, Inc. Class A(Æ)
18,454
429
NN Group NV
1,311
57
Nomura Holdings, Inc.
27,300
109
Nomura Real Estate Master Fund, Inc.
(Æ)(ö)
196
229
Nordea Bank Abp
5,447
64
North Pacific Bank, Ltd.
36,200
78
Northern Trust Corp.
612
59
OTP Bank PLC
4,704
142
Pagseguro Digital, Ltd. Class A(Æ)
3,526
36
Pandox AB(Æ)
9,481
131
Parkway Life Real Estate Investment
Trust(Æ)(ö)
92,900
288
Ping An Bank Co., Ltd. Class A
43,272
96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Insurance Group Co. of China,
Ltd. Class H
68,561
535
PNC Financial Services Group, Inc.
(The)
372
62
Poste Italiane SpA (Þ)
5,882
63
Principal Financial Group, Inc.
1,034
96
Progressive Corp. (The)
700
95
Prologis, LP(ö)
21,747
2,811
Public Storage(ö)
5,038
1,533
QuakeSafe Technologies Co., Ltd. Class
A
9,564
73
Raymond James Financial, Inc.
495
56
Realty Income Corp.(ö)
23,497
1,594
RELX PLC
2,072
62
Resona Holdings, Inc.
46,800
259
Safestore Holdings PLC(ö)
31,407
391
Sampo OYJ Class A
1,357
71
Sberbank of Russia PJSC(Æ)(Š)
169,110
—
Sculptor Capital Management, Inc.
12,900
120
Segro PLC(ö)
39,139
403
Simon Property Group, Inc.(ö)
11,922
1,531
Sirius Real Estate, Ltd.
113,977
119
Skandinaviska Enskilda Banken AB
Class A
4,903
59
Spirit Realty Capital, Inc.(ö)
8,689
381
Sprott , Inc.
1,700
67
Stockland(ö)
75,620
211
Sumitomo Mitsui Financial Group, Inc.
15,400
670
Sumitomo Mitsui Trust Holdings, Inc.
14,200
518
Sumitomo Realty & Development Co.,
Ltd.
18,200
444
Sun Communities, Inc.(ö)
5,495
862
Sun Hung Kai Properties, Ltd.
39,500
562
Svenska Handelsbanken AB Class A
5,686
59
Swedbank AB Class A
3,428
66
Swiss Life Holding AG
105
62
Swiss Prime Site AG Class A
642
57
Swiss Re AG
2,306
241
T. Rowe Price Group, Inc.
469
55
Thai Life Insurance PCL(Æ)
92,700
38
Travelers Cos., Inc. (The)
418
80
Truist Financial Corp.
1,205
60
UBS Group AG
15,188
323
UDR, Inc.(ö)
16,143
688
Unibail - Rodamco -Westfield(Æ)(ö)
2,682
173
UNITE Group PLC (The)(ö)
6,483
80
United Urban Investment Corp.(ö)
190
216
US Bancorp
1,494
74
Visa, Inc. Class A
951
219
Vonovia SE
6,976
196
VTB Bank PJSC(Æ)(Š)
716,250,000
—
W.R. Berkley Corp.
937
66
Warehouses De Pauw CVA(ö)
5,384
171
Welltower , Inc.(ö)
23,459
1,760
Weyerhaeuser Co.(ö)
2,291
79
Wharf Real Estate Investment Co., Ltd.
54,000
310
Wihlborgs Fastigheter AB
10,385
86
Willis Towers Watson PLC(Æ)
231
59
WP Carey, Inc.(ö)
699
60
Yellow Cake PLC(Æ)(Þ)
26,036
134
Yoma Strategic Holdings, Ltd.(Æ)
417,882
40

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
72,600
242
Zurich Insurance Group AG
150
74
57,488
Health Care - 2.8%
Abbott Laboratories
1,020
113
AbbVie, Inc.
1,189
176
Akeso , Inc. Class B(Æ)(Þ)
11,000
67
AmerisourceBergen Corp. Class A
339
57
Amgen, Inc.
321
81
Anthem, Inc.(Æ)
195
98
Apollo Endosurgery , Inc.(Æ)
15,432
152
AstraZeneca PLC
3,356
439
Bangkok Dusit Medical Services PCL
237,800
215
Becton, Dickinson and Co.
585
148
Biogen, Inc.(Æ)
196
57
Boston Scientific Corp.(Æ)
1,205
56
Bristol-Myers Squibb Co.
1,318
96
Centene Corp.(Æ)
1,093
83
ChemoMetec A/S(Æ)
681
60
Cigna Corp.
539
171
Cooper Cos., Inc. (The)
528
184
Danaher Corp.
1,401
370
Eli Lilly & Co.
510
176
Encompass Health Corp.(Æ)
1,002
63
EssilorLuxottica SA
296
54
Eurofins Scientific SE
1,462
105
Gilead Sciences, Inc.
1,360
114
GSK Finance No. 3 PLC
4,314
75
H.U. Group Holdings, Inc.
2,500
53
Hapvida Participacoes e Investimentos
SA(Æ)(Þ)
122,900
125
HCA Healthcare, Inc.
234
60
Henry Schein, Inc.(Æ)
743
64
iRay Technology Co., Ltd. Class A
2,523
175
Japan Lifeline Co., Ltd.
13,400
98
Johnson & Johnson
1,499
245
KYORIN Holdings, Inc.
16,200
215
Laboratory Corp. of America Holdings
258
65
Lonza Group AG
604
345
McKesson Corp.
150
57
Medipal Holdings Corp.
1,900
25
Medtronic PLC
818
68
Merck & Co., Inc.
1,738
187
Merck KGaA
1,377
286
Novartis AG
1,553
140
Novo Nordisk A/S Class B
5,070
702
Pacira BioSciences , Inc.(Æ)
12,189
479
Pennant Group, Inc. (The)(Æ)
10,832
140
Pfizer, Inc.
3,910
173
Pharmaron Beijing Co., Ltd. Class H(Þ)
51,950
380
PolyPeptide Group AG(Þ)
876
25
Quest Diagnostics, Inc.
381
57
Recordati SpA
1,286
56
Regeneron Pharmaceuticals, Inc.(Æ)
77
58
Roche Holding AG
879
284
Samsung Biologics Co., Ltd.(Æ)(Þ)
475
307
Sanofi - ADR
1,461
144
Sawai Group Holdings Co., Ltd.
3,800
118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai MicroPort MedBot Group Co.,
Ltd.(Æ)
11,000
43
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
3,700
182
Siemens Healthineers AG(Þ)
4,688
250
Straumann Holding AG
1,445
189
Stryker Corp.
227
58
Suzuken Co., Ltd.
9,300
245
Takeda Pharmaceutical Co., Ltd.
7,800
246
Thermo Fisher Scientific, Inc.
183
104
Toho Holdings Co., Ltd.
10,600
173
UCB SA
745
61
United Therapeutics Corp.(Æ)
203
53
UnitedHealth Group, Inc.
539
269
Universal Health Services, Inc. Class B
408
60
Vertex Pharmaceuticals, Inc.(Æ)
181
59
West Pharmaceutical Services, Inc.
437
116
WuXi AppTec Co., Ltd. Class H(Þ)
9,400
122
Zoetis, Inc. Class A
2,020
334
10,905
Materials and Processing - 3.8%
AddTech AB Class B
3,357
53
Air Liquide SA Class A
583
93
Air Products & Chemicals, Inc.
177
57
Aluminum Corp. of China, Ltd. Class H
432,000
230
Amcor PLC
5,431
65
AngloGold Ashanti, Ltd. - ADR
12,127
255
Anhui Conch Cement Co., Ltd. Class H
41,500
157
AptarGroup, Inc.
526
61
ArcelorMittal SA(Æ)
11,450
354
Aris Mining Corp.(Æ)
19,970
69
Artemis Gold, Inc.(Æ)
30,932
110
Atlas Arteria, Ltd.
51,447
251
Axalta Coating Systems, Ltd.(Æ)
8,607
259
Ball Corp.
779
45
Bear Creek Mining Corp.(Æ)
25,338
15
Brenntag SE
757
56
Cameco Corp. Class A
6,660
187
Capstone Copper Corp.(Æ)
29,088
143
Celanese Corp. Class A
393
48
Cemex SAB de CV - ADR(Æ)
9,684
52
Chr Hansen Holding A/S
813
60
Constellium SE(Æ)
13,676
199
Copart , Inc.(Æ)
1,374
92
CRH PLC
8,082
376
Daqo New Energy Corp. - ADR(Æ)
930
42
DuPont de Nemours, Inc.
933
69
EMS- Chemie Holding AG
82
61
Endeavour Mining PLC
3,233
76
First Quantum Minerals, Ltd.
18,757
435
Freeport-McMoRan, Inc.
6,030
269
Fresnillo PLC
11,217
114
Gabriel Resources, Ltd.(Æ)
429,124
68
Geberit AG
74
42
Givaudan SA
24
78
Gold Fields, Ltd. - ADR
24,940
285
Graphic Packaging Holding Co.
3,032
73
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
79,077
278
Hokuetsu Corp.
4,200
27

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IAMGOLD Corp.(Æ)
49,675
140
Impala Platinum Holdings, Ltd.
22,448
260
International Paper Co.
1,395
58
International Tower Hill Mines, Ltd.(Æ)
41,509
24
Ivanhoe Electric, Inc.(Æ)(Ñ)
3,309
44
Ivanhoe Mines, Ltd. Class A(Æ)
36,535
343
JFE Holdings, Inc.
18,600
245
Koninklijke DSM NV
899
116
Kuraray Co., Ltd.
19,700
163
Lanxess AG
2,785
138
LG Chem , Ltd.
167
94
Linde PLC
827
272
Linde PLC(Æ)
204
67
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ)
16,200
67
LKQ Corp.
1,053
62
Lotte Chemical Corp.
455
66
LyondellBasell Industries Class A
808
78
MHP SE - GDR(Æ)
29,675
101
Muyuan Foods Co., Ltd. Class A
11,600
86
Newcrest Mining, Ltd.
41,299
662
NexGen Energy, Ltd.(Æ)
30,155
145
Nine Dragons Paper Holdings, Ltd.
210,000
189
Nippon Steel Corp.
22,100
460
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
80,468
18
NOVAGOLD Resources, Inc.(Æ)
16,928
107
Oji Holdings Corp.
7,500
31
Pack Corp (The)
1,200
24
Packaging Corp. of America
804
115
Pan American Silver Corp.
8,295
151
Perpetua Resources Corp.(Æ)
12,446
44
Polyus PJSC - GDR(Æ)
5,777
—
PPG Industries, Inc.
501
65
Reliance Steel & Aluminum Co.
376
86
Rio Tinto PLC
1,215
95
Royal Gold, Inc.
2,250
286
Sabina Gold & Silver Corp.(Æ)
70,792
72
Seabridge Gold, Inc.(Æ)
14,200
187
Sealed Air Corp.
980
54
Semen Indonesia Persero Tbk PT
158,100
78
Shin-Etsu Chemical Co., Ltd.
1,300
194
Siemens AG
333
52
Sika AG
395
112
Skshu Paint Co., Ltd. Class A(Æ)
4,800
88
SmartRent , Inc.(Æ)
78,365
229
Sociedad Quimica y Minera de Chile
SA - ADR
1,295
126
Symrise AG
557
59
Taiheiyo Cement Corp.
9,100
157
Ternium SA - ADR
977
39
Toagosei Co., Ltd.
7,700
70
Toray Industries, Inc.
84,900
522
Trane Technologies PLC
324
58
Tronox Holdings PLC Class A
37,810
648
Trusco Nakayama Corp.
7,600
124
Univar Solutions, Inc. - ADR(Æ)
14,905
514
UPM- Kymmene OYJ
1,866
68
Vale SA Class B - ADR
22,199
415
Valvoline, Inc.
9,571
351
Western Copper & Gold Corp.(Æ)
9,487
17
Westrock Co.
1,281
50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wheaton Precious Metals Corp.
7,817
358
Yara International ASA
1,319
59
Zijin Mining Group Co., Ltd. Class H
110,000
182
14,989
Producer Durables - 5.7%
3M Co.
975
112
Aalberts Industries NV
1,201
57
Adyen NV(Æ)(Þ)
47
71
Aena SME SA(Æ)(Þ)
3,196
479
Aeroports de Paris
670
104
Air China, Ltd. Class H(Æ)
114,000
102
Airbus Group SE
3,356
421
Airtac International Group
5,000
171
Allfunds Group PLC
18,429
147
Altra Industrial Motion Corp.
11,945
729
Amphenol Corp. Class A
707
56
Arcosa , Inc.
3,499
207
Auckland International Airport, Ltd.(Æ)
38,534
212
Automatic Data Processing, Inc.
214
48
Avery Dennison Corp.
362
69
Azul SA - ADR(Æ)(Ñ)
7,618
54
BAE Systems PLC
25,783
272
Booz Allen Hamilton Holding Corp.
Class A
540
51
Bouygues SA - ADR
1,787
59
CAE, Inc.(Æ)
6,658
150
Canadian National Railway Co.
1,189
142
Canadian Pacific Railway, Ltd.
471
37
Caterpillar, Inc.
310
78
Cellnex Telecom SA(Þ)
13,596
534
CH Robinson Worldwide, Inc.
706
71
Charoen Pokphand Foods PCL
215,800
154
China Communications Services Corp.,
Ltd. Class H
240,000
91
Cintas Corp.
174
77
COSCO SHIPPING Ports, Ltd.
64,000
48
CSX Corp.
14,832
459
Cummins, Inc.
396
99
Danone SA
7,468
409
DL E&C Co., Ltd.
949
30
Doosan Fuel Cell Co., Ltd.(Æ)
1,413
39
Dover Corp.
404
61
Eaton Corp. PLC
57
9
Eiffage SA
629
67
Emerson Electric Co.
590
53
Epiroc AB Class A
14,282
278
Equinox Gold Corp.(Æ)(Ñ)
52,440
240
Expeditors International of Washington,
Inc.
502
54
Experian PLC
1,819
67
FedEx Corp.
271
53
Flughafen Zurich AG(Æ)
393
72
Fortive Corp.
847
58
Fukuda Corp.
1,000
35
Full Truck Alliance Co., Ltd. - ADR(Æ)
15,435
124
General Dynamics Corp.
316
74
Getlink SE
9,819
166
Grupo Aeroportuario del Pacifico SAB
de CV - ADR
594
103
Grupo Aeroportuario del Pacifico SAB
de CV Class B
7,466
129

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Sureste SAB de
CV Class B
7,901
215
Guangshen Railway Co., Ltd. Class
H(Æ)
312,000
55
Hi Sun Technology China, Ltd.(Æ)
333,000
37
Hitachi, Ltd.
3,000
158
Honeywell International, Inc.
474
99
Huntington Ingalls Industries, Inc.
241
53
Hyster -Yale Materials Handling, Inc.
838
27
ICF International, Inc.
4,006
409
Illinois Tool Works, Inc.
253
60
International Container Terminal
Services, Inc.
9,230
35
Japan Airport Terminal Co., Ltd.(Æ)
3,000
156
JB Hunt Transport Services, Inc.
366
69
JGC Holdings Corp.
8,200
107
Johnson Controls International PLC(Æ)
864
60
JTEKT Corp.
40,100
298
Kajima Corp.
21,900
269
Kamigumi Co., Ltd.
5,300
108
Kerry Group PLC Class A
1,433
135
Kirby Corp.(Æ)
5,884
416
Knight-Swift Transportation Holdings,
Inc.(Æ)
1,290
76
Kone OYJ Class B
3,213
175
Kyowa Exeo Corp.
9,700
176
L3Harris Technologies, Inc.
262
56
Landstar System, Inc.
426
74
Larsen & Toubro, Ltd. - GDR
11,199
287
LG Energy Solution, Ltd.(Æ)
286
122
Localiza Rent a Car SA
4,500
52
Luks Group Vietnam Holdings Co., Ltd.
112,000
17
Mitsubishi Corp.
3,900
131
Mitsui & Co., Ltd.
4,500
133
Nestle SA
3,756
458
NH Foods, Ltd.
4,400
132
Norfolk Southern Corp.
234
58
Northrop Grumman Corp.
142
64
NSK, Ltd.
96,300
542
Obayashi Corp.
13,200
102
Orient Overseas International, Ltd.
5,171
86
OSG Corp.
9,900
155
PACCAR Financial Corp.
713
78
Pacific Basin Shipping, Ltd.
418,000
148
Parker-Hannifin Corp.
191
62
Pyeong Hwa Automotive Co., Ltd.
2,491
15
Qube Holdings, Ltd.
87,198
190
Randstad NV
963
62
Real Alloy(Æ)(Š)
42
3,337
Regal Rexnord Corp.
453
63
Rumo SA
14,496
52
Ryanair Holdings PLC - ADR(Æ)
3,575
324
S&P Global, Inc.
897
336
Sabre Corp.(Æ)
5,351
36
Sandvik AB
4,297
89
Schindler Holding AG
755
156
Schneider National, Inc. Class B
2,870
76
Seiko Epson Corp.
13,200
199
Seino Holdings Co., Ltd.
19,700
197
Shanghai Electric Group Co., Ltd. Class
H(Æ)
258,000
61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai International Airport Co., Ltd.
Class A(Æ)
17,100
154
Sight Sciences, Inc.(Æ)
30,990
357
SkyWest, Inc.(Æ)
7,374
153
Snap-on, Inc.
282
70
Stanley Electric Co., Ltd.
9,800
211
Stolt-Nielsen, Ltd. Class A
1,178
31
Sumitomo Heavy Industries, Ltd.
5,400
120
Suofeiya Home Collection Co., Ltd.
Class A
24,200
75
Tachi -S Co., Ltd. Class S
2,100
19
Techtronic Industries Co., Ltd.
14,000
180
Teledyne Technologies, Inc.(Æ)
136
58
Transurban Group - ADR(Æ)
38,985
382
TreeHouse Foods, Inc.(Æ)
13,207
640
Trelleborg AB Class B
7,079
177
Union Pacific Corp.
443
90
United Parcel Service, Inc. Class B
365
68
Vectrus , Inc.(Æ)
6,677
295
Vinci SA
663
75
Waste Management, Inc.
423
65
Weir Group PLC (The)
17,203
379
West Japan Railway Co.
1,800
75
Westinghouse Air Brake Technologies
Corp.
550
57
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
28,031
192
WW Grainger, Inc.
95
56
Zhejiang Expressway Co., Ltd. Class H
104,000
90
22,694
Technology - 5.3%
Accenture PLC Class A
968
270
Activision Blizzard, Inc.
813
62
Adobe, Inc.(Æ)
886
328
Allegion PLC
1,297
152
Alphabet, Inc. Class A(Æ)
6,407
633
Alphabet, Inc. Class C(Æ)
5,473
547
Alps Alpine Co., Ltd.
12,100
125
Amdocs, Ltd.
788
72
Analog Devices, Inc.
525
90
Ansys , Inc.(Æ)
443
118
Apple, Inc.
8,901
1,284
Arrow Electronics, Inc.(Æ)
508
60
ASML Holding NV
552
366
Assa Abloy AB Class B
2,470
58
Augmedix , Inc.(Æ)
35,349
54
Autodesk, Inc.(Æ)
722
155
AutoStore Holdings, Ltd.(Æ)(Þ)
46,197
107
Avnet, Inc.
1,522
70
Baidu, Inc. Class A(Æ)
8,700
147
BE Semiconductor Industries NV
2,286
163
Bechtle AG
4,570
192
Booking Holdings, Inc.(Æ)
152
370
CACI International, Inc. Class A(Æ)
240
74
Cars.com, Inc.(Æ)
15,623
267
CDW Corp.
299
59
Cisco Systems, Inc.
2,869
140
Cognizant Technology Solutions Corp.
Class A
1,379
92
Corning, Inc.
2,190
76
Cosel Co., Ltd.
4,400
38

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eizo Corp.
2,200
61
Electronic Arts, Inc.
1,782
229
en -japan, Inc.
8,200
156
Enovis Corp. Class W(Æ)
1,763
111
Fanuc Corp.
3,500
619
Fiserv, Inc.(Æ)
554
59
Fortnox AB
17,773
90
Globalwafers Co., Ltd.
3,000
53
Hewlett Packard Enterprise Co.
4,423
71
Hon Hai Precision Industry Co., Ltd.
76,000
254
HP, Inc.(Æ)
3,035
88
Icom , Inc.
1,800
35
Infineon Technologies AG - ADR
8,813
315
Infosys, Ltd. - ADR
14,792
278
Intel Corp.
6,160
174
International Business Machines Corp.
468
63
Juniper Networks, Inc.
1,720
56
KBR, Inc.
7,255
372
Keyence Corp.
200
92
Leidos Holdings, Inc.
526
52
LG Corp. Class H
2,585
175
Mabuchi Motor Co., Ltd.
6,600
189
Maxar Technologies, Inc.
25,745
1,330
MediaTek , Inc.
15,000
363
Meta Platforms, Inc. Class A(Æ)
725
108
Micron Technology, Inc.
1,009
61
Microsoft Corp.
5,354
1,327
Momentive Global, Inc.(Æ)
86,537
667
Motorola Solutions, Inc.
287
74
NetScout Systems, Inc.(Æ)
13,783
442
ON24, Inc.(Æ)
41,771
388
Oracle Corp.
846
75
Otsuka Corp.
2,100
69
Philips Lighting NV(Þ)
9,876
357
Qorvo , Inc.(Æ)
777
84
Rambus, Inc.(Æ)
6,223
252
Roper Technologies, Inc.
133
57
Sage Group PLC (The)
34,814
334
Samsung Electronics Co., Ltd.
9,118
456
SAP SE - ADR
1,135
134
SES SA
7,660
60
SK Hynix, Inc.
10,084
734
Skyworks Solutions, Inc.
702
77
Softcat PLC
9,387
140
SS&C Technologies Holdings, Inc.
1,076
65
Swisscom AG
178
105
Taiwan Semiconductor Manufacturing
Co., Ltd.
94,000
1,658
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
4,320
401
Texas Instruments, Inc.
434
77
Tokyo Electron, Ltd.
600
211
Trip.com Group, Ltd. - ADR(Æ)
13,594
500
Unimicron Technology Corp.
13,000
60
United Microelectronics Corp.
70,000
114
UT Group Co., Ltd.
2,400
49
Worldline SA(Æ)(Þ)
6,052
274
20,864
Utilities - 2.5%
Alliant Energy Corp.
2,227
120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Water Works Co., Inc.
469
73
AT&T, Inc.
7,345
150
Atmos Energy Corp.
1,253
147
Avangrid , Inc.
1,379
58
CenterPoint Energy, Inc.
3,597
108
Centrais Eletricas Brasileiras SA
52,252
418
CGN Power Co., Ltd. Class H(Þ)
978,000
229
Cheniere Energy, Inc.
1,563
239
China Resources Gas Group, Ltd.
60,700
256
CMS Energy Corp.
896
57
Consolidated Edison, Inc.
1,404
134
Constellation Energy Corp.
1,292
110
Deutsche Telekom AG
3,269
73
Dominion Energy, Inc.
2,065
131
DT Midstream, Inc.
1,953
107
DTE Energy Co.
2,407
280
Duke Energy Corp.
620
64
E.ON SE
9,112
99
Edison International
898
62
Enagas SA
2,902
52
Enbridge, Inc.
6,171
253
Endesa SA - ADR
2,843
57
Enel SpA
54,530
321
Energias de Portugal SA
14,660
73
ENN Energy Holdings, Ltd.
3,796
57
Entergy Corp.
833
90
Equitrans Midstream Corp.
5,905
43
Essential Utilities, Inc.
668
31
Evergy , Inc.
664
42
Eversource Energy(Æ)
1,445
119
Exelon Corp.
5,224
220
Federal Grid Co. Unified Energy System
PJSC(Æ)(Š)
410,745,540
—
FirstEnergy Corp.
1,323
54
Gibson Energy, Inc.
2,483
44
Guangdong Investment, Ltd.
40,000
44
Hydro One, Ltd.(Þ)
778
21
Iberdrola SA
17,119
200
Inpex Corp.
4,900
54
Koninklijke KPN NV
25,147
86
Korea Electric Power Corp.
11,190
180
Korea Electric Power Corp. - ADR(Ñ)
4,838
39
Kosmos Energy, Ltd.(Æ)
9,337
74
KT Corp.
1,704
49
KT Corp. - ADR
25,915
371
LG Uplus Corp.
38,951
353
MEG Energy Corp. Class A(Æ)
4,666
77
MTN Group, Ltd.
11,057
94
National Fuel Gas Co.
1,264
73
National Grid PLC
30,480
388
NextEra Energy, Inc.
6,451
481
NiSource, Inc.
3,362
93
Pembina Pipeline Corp.
5,448
193
PPL Corp.
6,089
180
Red Electrica Corp. SA
3,156
56
RusHydro PJSC(Š)
121,714,026
—
Scottish & Southern Energy PLC
2,718
58
Sempra Energy
2,177
349
Severn Trent PLC Class H
1,724
60
Snam Rete Gas SpA
13,335
68

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The)
855
58
TC Energy Corp.(Æ)
7,082
305
Telenor ASA
6,183
65
Terna Rete Elettrica Nazionale SpA
7,583
60
T-Mobile USA, Inc.(Æ)
1,600
239
Tokyo Gas Co., Ltd.
26,200
547
UGI Corp.
1,467
58
United Utilities Group PLC
4,633
61
Veolia Environnement SA
7,921
235
Verizon Communications, Inc.
4,783
199
WEC Energy Group, Inc.(Æ)
629
59
9,898
Total Common Stocks
(cost $153,435) 165,641
Preferred Stocks - 1.8%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢) 3,722 96
Hyundai Motor Co.
7.701% (Ÿ) 2,675 187
7.730% (Ÿ) 528 37
320
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/01/25(¢)(Þ) 2,500 240
Henkel AG & Co. KGaA
2.675% (Ÿ) 1,527 109
349
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢) 3,982 96
7.600% due 05/15/24(¢) 6,024 145
Petroleo Brasileiro SA
39.575% (Ÿ) 19,773 101
TC Energy Corp.
3.351% due 11/30/25(¢) 3,485 46
388
Financial Services - 1.1%
AEGON Funding Co. LLC
5.100% due 12/15/49 3,173 72
Allstate Corp.
5.625% due 04/17/23(¢) 530 13
American Financial Group, Inc.
5.125% due 12/15/59 807 19
Arch Capital Group, Ltd.
5.450% due 03/29/23(¢) 2,326 56
4.550% due 06/11/26(¢) 2,591 52
Athene Holding, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 09/30/24(¢) 2,000 47
6.375% due 06/30/25(¢) 2,436 62
4.875% due 12/30/25(¢) 6,339 127
7.750% due 12/30/27(¢) 4,357 115
Axis Capital Holdings, Ltd.
5.500% due 03/29/23(¢) 3,022 70
Banco Bradesco SA
7.608% (Ÿ) 21,000 58
Bank of America Corp.
5.375% due 06/25/24(¢) 2,675 65
5.000% due 09/17/24(¢) 1,530 35
4.375% due 11/03/25(¢) 1,724 34
4.125% due 02/02/26(¢) 7,493 142
4.250% due 11/17/26(¢) 1,839 36
4.750% due 02/17/27(¢) 3,107 68
Bank of Hawaii Corp.
4.375% due 08/01/26(¢) 2,686 51
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 4,202 85
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 66
4.875% due 12/09/26(¢) 3,330 61
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 48
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 6,465 118
6.250% due 07/26/81 4,200 80
Carlyle Finance LLC
4.625% due 05/15/61 1,225 24
CNO Financial Group, Inc.
5.125% due 11/25/60 2,055 37
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢) 2,322 50
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 4,542 103
4.300% due 03/15/26(¢) 939 18
Farmer Mac
4.875% due 07/17/26(¢) 1,749 36
First Horizon Bank(Þ)
5.660% due 03/29/23(¢) 121 100
6.500% due 10/10/25(¢) 1,969 50
First Horizon National Corp.
6.100% due 05/01/24(¢) 6,643 164
First Republic Bank
5.125% due 03/29/23(¢) 2,485 56

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 12/31/24(¢) 1,600 34
4.125% due 10/30/25(¢) 3,809 72
4.250% due 03/30/26(¢) 1,792 34
4.000% due 08/30/26(¢) 6,755 123
4.500% due 12/31/26(¢) 3,443 68
Goldman Sachs Group, Inc. (The)
5.500% due 05/10/23(¢) 2,064 51
JPMorgan Chase & Co
5.750% due 12/01/23(¢) 1,400 35
4.550% due 06/01/26(¢) 1,600 34
4.625% due 06/01/26(¢) 1,600 34
4.200% due 09/01/26(¢) 1,712 34
Kemper Corp.
5.875% due 03/15/62 1,946 45
KeyCorp.
6.200% due 12/15/27(¢) 1,306 33
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 852 17
Lincoln National Corp.
9.000% due 12/01/27(¢) 6,225 179
MetLife, Inc.
4.750% due 03/15/25(¢) 1,570 36
Morgan Stanley
4.250% due 01/15/27(¢) 1,775 35
6.500% due 10/15/27(¢) 4,354 113
Oaktree Capital Group LLC
6.550% due 09/15/23(¢) 5,186 124
PacWest Bancorp
7.750% due 09/01/27(¢) 2,494 65
Prudential Financial, Inc.
5.950% due 09/01/62 2,342 60
Reinsurance Group of America, Inc.
7.125% due 10/15/52 4,939 132
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢) 1,439 35
4.200% due 07/15/26(¢) 3,718 68
Synchrony Financial
5.625% due 11/15/24(¢) 2,191 43
Truist Financial Corp.
4.750% due 09/01/25(¢) 1,626 36
US Bancorp
5.850% due 03/29/23(¢) 42 34
4.000% due 04/15/26(¢) 598 11
W.R. Berkley Corp.
5.700% due 03/30/58 2,751 68
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 09/30/60 1,307 26
Wells Fargo & Co.
5.625% due 06/15/23(¢) 519 13
4.750% due 03/15/25(¢) 5,831 124
4.700% due 12/15/25(¢) 4,210 91
4.375% due 03/15/26(¢) 4,459 90
4.250% due 09/15/26(¢) 1,886 37
4,252
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.458% (Ÿ) 1,447 65
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 4,836 132
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.696% (Ÿ) 3,642 164
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢) 5,519 96
260
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 4,061 101
6.200% due 07/01/79 3,400 79
AT&T, Inc.
5.000% due 12/12/24(¢) 3,000 66
5.350% due 11/01/66 1,500 36
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 33
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 8,563 173
DTE Energy Co.
4.375% due 12/01/81 1,758 36
Enbridge, Inc.
2.983% due 09/01/25(¢) 4,610 54
5.858% due 09/01/27(¢) 6,669 134
6.375% due 04/15/78 2,039 51
Integrys Holding, Inc.
6.000% due 08/01/73 543 13
Raizen Energia SA
4.882% (Ÿ) 124,900 81
SCE Trust V
5.450% due 03/15/26(¢) 5,893 131
SCE Trust VI
5.000% due 03/29/23(¢) 5,322 111

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Cellular Corp.
6.250% due 09/01/69 5,239 104
5.500% due 03/01/70 1,861 34
5.500% due 06/01/70 3,218 60
1,297
Total Preferred Stocks
(cost $7,391) 7,063
Options Purchased - 0.6%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023 0.00 Put
(39) USD 15,600
(ÿ)
806
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 2.670%/USD 3
Month LIBOR, USD 3,566, 12/17/35)
Bank of America Dec 2025 0.00 Call
(1) 3,566
(ÿ)
149
(Bank of America, USD 2.680%/USD 3
Month LIBOR, USD 3,459, 12/17/35)
Bank of America Dec 2025 0.00 Call
(1) 3,459
(ÿ)
145
(Bank of America, USD 3.343%/USD 3
Month LIBOR, USD 3,068, 12/31/35)
Bank of America Dec 2025 0.00 Call
(1) 3,068
(ÿ)
222
(Citigroup, USD 3.270%/USD 3 Month
LIBOR, USD 11,007, 04/19/28)
Citigroup Apr 2023 0.00 Call (1) 11,007
(ÿ)
95
(Goldman Sachs, USD 3.920%/USD 3
Month LIBOR, USD 697, 02/10/33)
Goldman Sachs Feb 2023 0.00 Call
(1) 697
(ÿ)
43
(JP Morgan, USD 3.187%/USD 3 Month
LIBOR, USD 1,510, 01/07/36)
JPMorgan Chase Jan 2026 0.00 Call
(1) 1,510
(ÿ)
98
(Bank of America, USD 3 Month
LIBOR/USD 3.170%, USD 3,566,
12/17/35)
Bank of America Dec 2025 0.00 Put
(1) 3,566
(ÿ)
170
(Bank of America, USD 3 Month
LIBOR/USD 3.180%, USD 3,459,
12/17/35)
Bank of America Dec 2025 0.00 Put
(1) 3,459
(ÿ)
163
(Bank of America, USD 3 Month
LIBOR/USD 3.343%, USD 3,068,
12/31/35)
Bank of America Dec 2025 0.00 Put
(1) 3,068
(ÿ)
136
(Citigroup, USD 3 Month LIBOR/USD
3.270%, USD 11,006, 04/19/28)
Citigroup Apr 2023 0.00 Put (1) 11,006
(ÿ)
113
(Goldman Sachs, USD 3 Month LIBOR/
USD 3.920%, USD 697, 02/10/33)
Goldman Sachs Feb 2023 0.00 Put (1) 697
(ÿ)
—
(JP Morgan, USD 3 Month LIBOR/USD
3.187%, USD 1,510, 01/07/36)
JPMorgan Chase Jan 2026 0.00 Put
(1) 1,510
(ÿ)
74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Options Purchased
(cost $2,433) 2,214
Short-Term Investments - 18.0%
ADM Ag Holding, Ltd.
4.976% due 08/26/23 200 197
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 1,307 1,287
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 731 725
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
Charming Charlie, Inc. Delayed Draw
Term Loan
3.115% due 05/24/23 (~)(Ê)(Š) 25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/23 (~)(Ê)(Š) 5 2
China Government International Bond
Series REGS
0.400% due 10/21/23 847 822
Colony Capital, Inc.
5.000% due 04/15/23 609 603
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 821 792
DocuSign, Inc.
4.979% due 01/15/24 705 670
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 (~)(Ê) 25 15
Greenlight Capital, Inc.
4.000% due 08/01/23 529 513
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 210 217
Illumina, Inc.
2.248% due 08/15/23 (Þ) 846 822
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 773 761
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,010 1,012
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 834 812
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 653 624
New Mountain Finance Corp.
5.750% due 08/15/23 702 705
New Relic, Inc.
0.500% due 05/01/23 723 713
Novavax , Inc.
3.750% due 02/01/23 (ç) 860 860
NuVasive , Inc.
3.235% due 06/01/23 467 460
Patrick Industries, Inc.
2.485% due 02/01/23 (ç) 1,104 1,104
PRA Group, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 06/01/23 209 208
Q2 Holdings, Inc.
0.750% due 02/15/23 188 199
SFL Corp., Ltd.
4.875% due 05/01/23 591 584
Splunk , Inc.
0.500% due 09/15/23 (Þ) 1,350 1,313
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê) 492 167
Starwood Property Trust, Inc.
4.375% due 04/01/23 761 756
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,374 1,357
U.S. Cash Management Fund(@) 51,048,470
(∞)
51,038
United States Treasury Bills
2.118% due 02/02/23 (ç)(ž) 261 261
4.333% due 02/23/23 (ž) 1,331 1,327
Wix.com, Ltd.
0.000% due 07/01/23 355 347
Total Short-Term Investments
(cost $71,785) 71,284
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×)
3,123,022
3,123
Total Other Securities
(cost $3,123) 3,123
Total Investments - 132.6%
(identified cost $514,982) 524,017
Securities Sold Short - (6.7)%
Long-Term Investments - (6.7)%
Mortgage-Backed Securities - (6.7)%
Fannie Mae
30 Year TBA(Ï)
2.000% (1,000) (840)
2.500% (2,000) (1,751)
3.000% (2,000) (1,817)
4.000% (1,000) (966)
5.000% (10,000) (10,037)
5.500% (8,000) (8,129)
6.000% (3,000) (3,081)
(26,621)
Total Long-Term Investments
(proceeds $26,455) (26,621)
Total Securities Sold Short
(proceeds $26,455) (26,621)
Other Assets and Liabilities,
Net - (25.9)%
(102,270)
Net Assets - 100.0%
395,126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.6%
Adyen NV 09/23/22 EUR 47 1,345.53 63
71
Aena SME SA 11/09/15 EUR 3,196 126.98 406
479
Aircastle , Ltd. 06/03/21 80,000 100.00 80
66
Akeso , Inc. 10/14/22 HKD 11,000 3.16 35
67
Allianz SE 01/09/23 200,000 85.50 171
174
Alteryx , Inc. 03/29/21 697,000 95.02 662
645
Apollo Management Holdings, LP 12/10/19 122,000 100.40 123
105
Ares Management Corp. 06/24/21 130,000 100.15 130
101
AutoStore Holdings, Ltd. 10/25/21 NOK 46,197 3.25 150
107
BNP Paribas SA 08/13/18 300,000 104.63 314
302
BNP Paribas SA 08/08/22 400,000 100.00 400
414
BNP Paribas SA 11/21/22 200,000 103.25 206
217
BNP Paribas SA 12/13/22 200,000 83.50 167
175
Cellnex Telecom SA 01/28/22 EUR 13,596 38.66 526
534
CGN Power Co., Ltd. 01/28/22 HKD 978,000 0.25 241
229
Chegg , Inc. 08/02/22 1,336,000 79.89 1,067
1,050
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 5,900 23.61 139
181
Corebridge Financial, Inc 08/18/22 185,000 99.25 184
184
Credit Agricole SA 02/03/16 200,000 98.25 196
206
Credit Agricole SA 03/12/19 200,000 107.50 215
200
Credit Agricole SA 01/06/23 200,000 81.45 163
170
Credit Suisse Group AG 07/09/18 200,000 100.00 200
185
Credit Suisse Group AG 08/14/19 300,000 100.00 300
243
Credit Suisse Group AG 09/15/20 200,000 110.51 221
164
Credit Suisse Group AG 06/16/22 200,000 100.00 200
194
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
296
Dai-ichi Life Insurance Co., Ltd. (The) 06/29/22 200,000 94.13 188
191
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
240
DigitalOcean Holdings, Inc. 07/28/22 133,000 76.42 102
102
Dino Polska SA 01/15/21 PLN 3,005 69.41 209
272
Electricite de France SA 03/18/22 200,000 99.88 200
194
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
256
First Horizon Bank 12/07/22 121 806.43 98
100
Fiverr International, Ltd. 01/10/23 707,000 84.32 596
595
GA Global Funding Trust 06/24/21 200,000 100.00 200
172
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 15,960 8.06 129
145
Hapvida Participacoes e Investimentos SA 06/10/22 BRL 122,900 1.22 150
125
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.14 101
92
Hong Kong Government International Bond 01/04/23 200,000 99.63 199
204
Hong Kong Government International Bond 01/04/23 200,000 99.68 199
200
HSBC Capital Funding, LP 07/14/16 122,000 143.50 175
153
Hungary Government International Bond 01/04/23 200,000 95.73 191
211
Hydro One, Ltd. 12/01/22 CAD 778 27.94 22
21
ILFC E-Capital Trust I 04/28/21 210,000 82.70 174
135
Illumina, Inc. 07/18/22 846,000 97.46 825
822
InterDigital , Inc. 11/28/22 309,000 96.05 297
318
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
189
Ionis Pharmaceuticals, Inc. 05/17/21 515,000 92.53 477
476
Kuaishou Technology 06/10/22 HKD 30,900 10.51 325
270
La Francaise des Jeux SAEM 05/06/22 EUR 1,706 36.17 62
73
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
164
Liberty Latin America, Ltd. 11/16/22 545,000 90.71 494
499
Liberty Media Corp. 03/05/21 1,037,000 100.40 1,041
989
Lyft, Inc. 08/02/22 707,000 91.15 644
648
MDGH - GMTN BV 10/18/22 200,000 98.61 197
214
Meituan 06/10/22 HKD 12,613 25.75 325
281
MetLife Capital Trust IV 11/27/18 200,000 113.69 227
220
MetLife, Inc. 07/14/16 225,000 139.22 313
272
Momo , Inc. 01/06/23 439,000 97.00 426
420
NCL Corp., Ltd. 11/22/22 262,000 77.27 202
200
Nippon Life Insurance Co. 11/08/22 200,000 92.66 185
196
Nordea Bank Abp 09/15/20 200,000 113.66 227
197
NuVasive , Inc. 11/22/22 1,195,000 88.54 1,058
1,067
Pharmaron Beijing Co., Ltd. 03/18/22 HKD 51,950 6.32 329
380
Philips Lighting NV 06/10/22 EUR 9,876 33.23 328
357
PolyPeptide Group AG 05/10/21 CHF 876 88.63 78
25
Poste Italiane SpA 06/14/22 EUR 5,882 9.51 56
63
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
197

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 417
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Reliance Industries, Ltd. 03/18/22 5,212 64.83 338
299
Republic of Serbia Government International Bond 01/19/23 200,000 97.71 195
200
RingCentral, Inc. 08/03/22 1,001,000 87.18 873
875
Romania Government International Bond 01/05/23 180,000 99.33 179
190
Romania Government International Bond 01/05/23 224,000 99.46 223
241
Samsung Biologics Co., Ltd. 04/22/22 KRW 475 640.37 304
307
Saudi Government International Bond 01/10/23 200,000 92.70 185
191
Saudi Government International Bond 01/10/23 202,000 99.66 201
205
SBL Holdings LLC 02/04/20 150,000 91.75 138
124
SBL Holdings LLC 06/17/21 90,000 100.00 90
69
Scentre Group Trust 2 09/16/20 300,000 100.00 300
280
Siemens Healthineers AG 02/05/21 EUR 4,688 55.61 261
250
Societe Generale SA 06/05/20 200,000 100.75 201
186
Societe Generale SA 09/16/20 400,000 108.66 435
405
Societe Generale SA 11/14/22 200,000 100.00 200
215
Societe Generale SA 12/13/22 200,000 82.50 165
172
SoFi Technologies, Inc. 08/03/22 1,794,000 74.80 1,342
1,344
Splunk , Inc. 09/28/22 1,350,000 97.29 1,313
1,313
Swiss Re Finance (Luxembourg) SA 09/15/22 200,000 94.91 190
193
Turkiye Ihracat Kredi Bankasi AS 01/24/23 227,000 99.43 226
227
UBS Group AG 01/13/23 200,000 89.50 179
180
Unity Software, Inc. 11/29/22 150,000 74.62 112
116
Wayfair, Inc. 01/09/23 1,315,000 69.50 914
999
Western Digital Corp. 04/14/20 1,141,000 97.62 1,114
1,095
WH Group, Ltd. 12/03/21 HKD 108,028 0.61 66
66
Wix.com, Ltd. 09/28/22 1,044,000 85.43 892
895
Worldline SA 06/17/20 EUR 6,052 81.07 491
274
WuXi AppTec Co., Ltd. 03/18/22 HKD 9,400 13.84 130
122
Yellow Cake PLC 09/23/19 GBP 26,036 2.53 66
134
ZhongAn Online P&C Insurance Co., Ltd. 01/13/23 HKD 72,600 3.43 249 242
30,113
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 277 USD 29,348 03/23
1,872
MSCI Emerging Markets Index Futures 29 USD 1,515 03/23
86
NASDAQ 100 E-Mini Index Futures 19 USD 4,618 03/23
177
Russell 2000 E-Mini Index Futures 5 USD 485 03/23
26
S&P 500 E-Mini Index Futures 176 USD 35,992 03/23
838
S&P MidCap 400 E-Mini Index Futures 2 USD 533 03/23
35
United States 2 Year Treasury Note Futures 291 USD 59,844 03/23
(68)
United States 5 Year Treasury Note Futures 281 USD 30,697 03/23
333
United States 10 Year Treasury Note Futures 1,114 USD 127,570 03/23
1,799
United States Treasury Long Bond Futures 9 USD 1,169 03/23 41
Short Positions
EURO STOXX 50 Index Futures 350 EUR 14,599 03/23
(749)
FTSE 250 Index Futures 24 GBP 954 03/23
(45)
Hang Seng Index Futures 41 HKD 44,899 02/23
175
MSCI Emerging Markets Index Futures 164 USD 8,566 03/23
(489)
Russell 2000 E-Mini Index Futures 288 USD 27,928 03/23
(1,686)
SPI 200 Index Futures 9 AUD 1,671 03/23
(45)
TOPIX Index Futures 100 JPY 1,975,500 03/23
(237)
United States 2 Year Treasury Note Futures 4 USD 823 03/23
(4)
United States 5 Year Treasury Note Futures 29 USD 3,168 03/23
16

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Strategy Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Treasury Note Futures 23 USD 2,634 03/23
3
United States 10 Year Ultra Treasury Note Futures 2 USD 242 03/23
(4)
United States Treasury Ultra Bond Futures 3 USD 425 03/23 (23)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,051
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Call 39 0.00 USD 17,550 12/15/23 (467)
S&P 500 Index Morgan Stanley Put 39 0.00 USD 13,455 12/15/23 (359)
Total Liability for Options Written (premiums received $815) (826)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 792 CAD 1,073 03/15/23 15
Bank of America USD 109 EUR 100 02/02/23 —
Bank of America USD 47 HKD 372 02/02/23 —
Bank of America CAD — USD — 02/02/23 —
Bank of America CHF 420 USD 459 03/15/23 (1)
Bank of America DKK 3,746 USD 540 03/15/23 (9)
Bank of America EUR 588 USD 631 03/15/23 (10)
Bank of America GBP 1,068 USD 1,330 03/15/23 12
Bank of America HKD 4,097 USD 527 03/15/23 3
Bank of America JPY 865 USD 7 02/10/23 —
Bank of America JPY 66,475 USD 508 02/10/23 (3)
Bank of America JPY 256,296 USD 1,922 03/15/23 (57)
Bank of America ZAR 436 USD 25 02/01/23 —
Bank of New York USD 8 NZD 12 02/10/23 —
Bank of New York USD 1,089 NZD 1,718 02/10/23 22
Brown Brothers Harriman USD 99 CAD 132 02/02/23 —
Brown Brothers Harriman USD 195 EUR 180 02/02/23 —
Brown Brothers Harriman USD 1,003 EUR 924 02/02/23 1
Brown Brothers Harriman USD 244 GBP 198 02/02/23 —
Brown Brothers Harriman CAD 9 USD 7 02/02/23 —
Brown Brothers Harriman CAD 122 USD 90 02/02/23 (2)
Brown Brothers Harriman CAD 133 USD 99 03/02/23 —
Brown Brothers Harriman EUR 100 USD 108 02/02/23 (1)
Brown Brothers Harriman EUR 200 USD 211 02/02/23 (6)
Brown Brothers Harriman EUR 803 USD 859 02/02/23 (14)
Brown Brothers Harriman EUR 222 USD 242 03/02/23 —
Brown Brothers Harriman EUR 922 USD 1,003 03/02/23 (1)
Brown Brothers Harriman GBP 198 USD 239 02/02/23 (6)
Brown Brothers Harriman GBP 207 USD 255 03/02/23 —
HSBC USD 792 CAD 1,073 03/15/23 15
HSBC USD 1,014 JPY 131,020 03/15/23 (1)
HSBC CHF 420 USD 458 03/15/23 (3)
HSBC DKK 3,746 USD 540 03/15/23 (9)
HSBC EUR 588 USD 630 03/15/23 (11)
HSBC GBP 1,068 USD 1,325 03/15/23 6
HSBC HKD 4,097 USD 527 03/15/23 3
HSBC HKD 30,360 USD 3,899 03/15/23 19
HSBC JPY 256,296 USD 1,922 03/15/23 (58)
Royal Bank of Canada USD 792 CAD 1,073 03/15/23 14

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 419
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 59 HKD 465 02/01/23 —
Royal Bank of Canada CHF 420 USD 460 03/15/23 (1)
Royal Bank of Canada DKK 3,746 USD 541 03/15/23 (8)
Royal Bank of Canada EUR 588 USD 631 03/15/23 (10)
Royal Bank of Canada EUR 1,880 USD 2,007 03/15/23 (43)
Royal Bank of Canada GBP 1,068 USD 1,329 03/15/23 11
Royal Bank of Canada HKD 4,097 USD 527 03/15/23 3
Royal Bank of Canada JPY 256,296 USD 1,924 03/15/23 (56)
Standard Chartered USD 791 CAD 1,073 03/15/23 15
Standard Chartered USD 1,001 EUR 940 03/15/23 24
Standard Chartered CHF 420 USD 458 03/15/23 (3)
Standard Chartered DKK 3,746 USD 540 03/15/23 (9)
Standard Chartered EUR 588 USD 630 03/15/23 (11)
Standard Chartered GBP 1,068 USD 1,325 03/15/23 7
Standard Chartered HKD 4,097 USD 527 03/15/23 3
Standard Chartered JPY 256,296 USD 1,922 03/15/23 (57)
State Street USD 9 AUD 13 02/10/23 —
State Street USD 28 CAD 37 02/10/23 —
State Street USD 1,076 CAD 1,458 02/10/23 20
State Street USD 580 EUR 546 02/10/23 14
State Street USD 1,103 SEK 11,427 02/10/23 (9)
State Street AUD 863 USD 591 02/10/23 (18)
State Street AUD 16 USD 11 03/15/23 —
State Street CAD 5,340 USD 3,903 03/15/23 (112)
State Street EUR 1,022 USD 1,111 02/10/23 —
State Street NOK 8,070 USD 831 03/15/23 21
State Street SEK 5,210 USD 495 02/10/23 (3)
State Street SEK 11,488 USD 1,134 03/15/23 32
Toronto Dominion Bank USD 791 CAD 1,073 03/15/23 15
Toronto Dominion Bank CHF 420 USD 458 03/15/23 (3)
Toronto Dominion Bank DKK 3,746 USD 540 03/15/23 (9)
Toronto Dominion Bank EUR 588 USD 630 03/15/23 (11)
Toronto Dominion Bank GBP 1,068 USD 1,324 03/15/23 6
Toronto Dominion Bank HKD 4,097 USD 527 03/15/23 3
Toronto Dominion Bank JPY 256,296 USD 1,922 03/15/23 (57)
UBS USD 5,952 CHF 5,500 03/15/23 82
UBS CHF 43 USD 47 02/10/23 —
UBS CHF 1,543 USD 1,666 02/10/23 (21)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (267)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,672 SOFR
(4)
4.393%
(4)
01/03/25
— (8) (8)
Barclays USD 7,791 SOFR
(4)
4.446%
(4)
01/04/25
— (25) (25)
Barclays USD 2,749 4.356%
(4)
SOFR
(4)
01/06/25
— 4 4
Barclays USD 59 SOFR
(4)
4.487%
(4)
01/09/25
— — —
Barclays USD 1,728 4.249%
(4)
SOFR
(4)
01/13/25
— — —
Barclays USD 1,688 4.145%
(4)
SOFR
(4)
01/17/25
— (3) (3)
Barclays USD 3,820 4.157%
(4)
SOFR
(4)
01/17/25
— (7) (7)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,437 4.211%
(4)
SOFR
(4)
01/18/25
— (1) (1)
Barclays USD 2,906 4.167%
(4)
SOFR
(4)
01/18/25
— (5) (5)
Barclays USD 3,105 4.190%
(4)
SOFR
(4)
01/19/25
— (3) (3)
Barclays USD 2,524 4.117%
(4)
SOFR
(4)
01/23/25
— (6) (6)
Barclays USD 8,792 SOFR
(4)
4.082%
(4)
01/23/25
— 27 27
Barclays USD 1,922 4.169%
(4)
SOFR
(4)
01/24/25
— (3) (3)
Barclays USD 5,770 4.189%
(4)
SOFR
(4)
01/26/25
— (6) (6)
Barclays USD 2,672 4.226%
(4)
SOFR
(4)
01/31/25
— — —
Barclays USD 17,622 SOFR
(4)
4.100%
(4)
03/15/25
18 (9) 9
Barclays USD 2,930 3.687%
(4)
SOFR
(4)
09/30/27
— 32 32
Barclays USD 4,018 3.753%
(4)
SOFR
(4)
01/04/28
— 64 64
Barclays USD 1,020 SOFR
(4)
3.562%
(4)
01/06/28
— (8) (8)
Barclays USD 1,345 3.397%
(4)
SOFR
(4)
01/13/28
— — —
Barclays USD 799 SOFR
(4)
3.278%
(4)
01/20/28
— 4 4
Barclays USD 1,612 3.216%
(4)
SOFR
(4)
01/20/28
— (13) (13)
Barclays USD 4,649 3.220%
(4)
SOFR
(4)
01/23/28
— (36) (36)
Barclays USD 11,276 3.360%
(4)
SOFR
(4)
01/24/28
— (16) (16)
Barclays USD 2,120 SOFR
(4)
3.432%
(4)
01/31/28
— (4) (4)
Barclays USD 49,678 SOFR
(4)
3.700%
(4)
03/15/28
(301) (500) (801)
Barclays USD 2,389 3.897%
(4)
SOFR
(4)
11/09/32
78 60 138
Barclays USD 2,389 SOFR
(4)
3.897%
(4)
11/09/32
— (138) (138)
Barclays USD 3,481 3.476%
(4)
SOFR
(4)
11/22/32
(8) 87 79
Barclays USD 3,481 SOFR
(4)
3.476%
(4)
11/22/32
— (79) (79)
Barclays USD 1,010 SOFR
(4)
3.524%
(4)
12/29/32
— (27) (27)
Barclays USD 1,756 SOFR
(4)
3.468%
(4)
12/29/32
— (39) (39)
Barclays USD 1,341 3.526%
(4)
SOFR
(4)
01/03/33
— 37 37
Barclays USD 736 3.432%
(4)
SOFR
(4)
01/05/33
— 14 14
Barclays USD 1,240 SOFR
(4)
3.458%
(4)
01/05/33
— (27) (27)
Barclays USD 656 SOFR
(4)
3.387%
(4)
01/09/33
— (10) (10)
Barclays USD 1,238 3.197%
(4)
SOFR
(4)
01/11/33
— (1) (1)
Barclays USD 1,448 SOFR
(4)
3.272%
(4)
01/12/33
— (8) (8)
Barclays USD 1,183 3.134%
(4)
SOFR
(4)
01/17/33
— (7) (7)
Barclays USD 517 3.192%
(4)
SOFR
(4)
01/19/33
— — —
Barclays USD 1,154 SOFR
(4)
3.200%
(4)
01/19/33
— — —
Barclays USD 2,400 SOFR
(4)
3.246%
(4)
01/19/33
— (9) (9)
Barclays USD 1,601 3.121%
(4)
SOFR
(4)
01/27/33
— (11) (11)
Barclays USD 4,244 3.300%
(4)
SOFR
(4)
03/15/33
43 — 43
Barclays USD 914 SOFR
(4)
2.813%
(4)
12/13/52
— 26 26
Barclays USD 914 2.813%
(4)
SOFR
(4)
12/13/52
(64) 39 (25)
Barclays USD 382 SOFR
(4)
3.248%
(4)
12/30/52
— (22) (22)
Barclays USD 1,054 SOFR
(4)
3.160%
(4)
12/30/52
— (42) (42)
Barclays USD 176 3.200%
(4)
SOFR
(4)
01/04/53
— 8 8
Barclays USD 1,013 3.109%
(4)
SOFR
(4)
01/09/53
— 30 30
Barclays USD 344 SOFR
(4)
2.938%
(4)
01/10/53
— 1 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 421
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 960 2.945%
(4)
SOFR
(4)
01/10/53
— (2) (2)
Barclays USD 960 2.943%
(4)
SOFR
(4)
01/10/53
— (2) (2)
Barclays USD 1,145 2.974%
(4)
SOFR
(4)
01/11/53
— 4 4
Barclays USD 385 SOFR
(4)
3.004%
(4)
01/12/53
— (4) (4)
Barclays USD 455 2.886%
(4)
SOFR
(4)
01/17/53
— (6) (6)
Barclays USD 455 2.884%
(4)
SOFR
(4)
01/17/53
— (6) (6)
Barclays USD 561 2.930%
(4)
SOFR
(4)
01/17/53
— (3) (3)
Barclays USD 268 2.916%
(4)
SOFR
(4)
01/23/53
— (2) (2)
Barclays USD 381 SOFR
(4)
2.973%
(4)
01/24/53
— (1) (1)
Barclays USD 291 SOFR
(4)
3.005%
(4)
01/25/53
— (3) (3)
Barclays USD 378 SOFR
(4)
3.007%
(4)
01/25/53
— (4) (4)
Barclays USD 866 SOFR
(4)
2.995%
(4)
01/26/53
— (7) (7)
Barclays USD 1,053 2.900%
(4)
SOFR
(4)
03/15/53
(52) 44 (8)
Morgan Stanley USD 185,000 SOFR
(2)
3.400%
(4)
09/21/24
(953) 4,070 3,117
Morgan Stanley USD 20,000 SOFR
(2)
3.200%
(4)
09/21/32 (632) 642 10
Total Open Interest Rate Swap Contracts (å) (1,871) 4,080 2,209
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs USD 5,600 5.000%
(2)
12/20/27 (74) 228 154
Total Open Credit Indices - Sell Protection Contracts (74) 228 154
Total Open Credit Default Swap Contracts (å) (74) 228 154
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 44,248 $ 18 $ — 44,266
International Debt — 67,100 — — 67,100
Mortgage-Backed Securities — 161,847 — — 161,847
Non-US Bonds — 1,479 — — 1,479
Common Stocks
Consumer Discretionary 6,340 11,347 — — 17,687
Consumer Staples 2,434 4,439 — — 6,873

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Energy 2,917 1,326 — — 4,243
Financial Services 32,212 25,276 — — 57,488
Health Care 5,026 5,879 — — 10,905
Materials and Processing 8,013 6,976 — — 14,989
Producer Durables 8,121 11,236 3,337 — 22,694
Technology 12,511 8,353 — — 20,864
Utilities 6,023 3,875 — — 9,898
Preferred Stocks 6,501 562 — — 7,063
Options Purchased 806 1 , 408 — — 2 , 214
Short-Term Investments — 20,233 13 51,038 71,284
Other Securities — — — 3,123 3,123
Total Investments 90, 9 04 37 5 , 584 3,368 54,161 52 4 , 017
Securities Sold Short**
Long-Term Investments — (26,621) — — (26,621)
Other Financial Instruments
Assets
Futures Contracts 5,4 0 1 — — — 5,4 0 1
Foreign Currency Exchange Contracts — 3 66 — — 3 66
Interest Rate Swap Contracts — 3,647 — — 3,647
Credit Default Swap Contracts — 154 — — 154
Liabilities
Futures Contracts (3,3 50 ) — — — (3,3 50 )
Options Written (826) — — — (826)
Foreign Currency Exchange Contracts — (63 3 ) — — (63 3 )
Interest Rate Swap Contracts — (1,438) — — (1,438)
Total Other Financial Instruments
*
$ 1 , 225 $ 2 , 096 $ — $ — $ 3 , 321
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see not e 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
358
Argentina ............................................................................................
1,117

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 423
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,995
Azerbaijan ..........................................................................................
723
Bahrain ...............................................................................................
1,256
Belgium ..............................................................................................
378
Bermuda .............................................................................................
103
Brazil ..................................................................................................
4,990
Burkina Faso ......................................................................................
216
Canada ................................................................................................
8,550
Chile ...................................................................................................
2,466
China ..................................................................................................
13,408
Colombia ............................................................................................
2,495
Costa Rica ..........................................................................................
852
Denmark .............................................................................................
944
Dominican Republic ..........................................................................
921
Ecuador ..............................................................................................
380
Egypt ..................................................................................................
630
El Salvador .........................................................................................
131
Finland ...............................................................................................
575
France .................................................................................................
8,470
Georgia ...............................................................................................
671
Germany .............................................................................................
3,812
Ghana .................................................................................................
406
Greece ................................................................................................
278
Guatemala ..........................................................................................
228
Hong Kong .........................................................................................
4,582
Hungary ..............................................................................................
674
India ...................................................................................................
2,726
Indonesia ............................................................................................
3,893
Ireland ................................................................................................
1,569
Israel ...................................................................................................
1,442
Italy ....................................................................................................
1,688
Ivory Coast .........................................................................................
92
Japan ..................................................................................................
21,147
Jordan .................................................................................................
198
Kazakhstan .........................................................................................
1,939
Kenya .................................................................................................
245
Lebanon ..............................................................................................
63
Luxembourg .......................................................................................
519
Macao .................................................................................................
913
Malaysia .............................................................................................
1,601
Mexico ...............................................................................................
4,896
Mongolia ............................................................................................
956
Morocco .............................................................................................
774
Myanmar ............................................................................................
40
Netherlands ........................................................................................
2,418
New Zealand ......................................................................................
212
Nigeria ................................................................................................
495
Norway ...............................................................................................
260
Oman ..................................................................................................
1,947
Pakistan ..............................................................................................
792
Panama ...............................................................................................
1,525
Paraguay .............................................................................................
228
Peru ....................................................................................................
1,566
Philippines ..........................................................................................
1,194

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Poland ................................................................................................
571
Portugal ..............................................................................................
73
Puerto Rico .........................................................................................
499
Qatar ...................................................................................................
1,494
Romania .............................................................................................
580
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,441
Senegal ...............................................................................................
158
Serbia .................................................................................................
200
Singapore ...........................................................................................
1,641
South Africa .......................................................................................
2,347
South Korea .......................................................................................
4,138
Spain ..................................................................................................
1,702
Sri Lanka ............................................................................................
167
Sweden ...............................................................................................
2,319
Switzerland ........................................................................................
4,543
Taiwan ................................................................................................
3,138
Thailand .............................................................................................
1,433
Trinidad and Tobago ..........................................................................
610
Turkey ................................................................................................
2,316
Ukraine ...............................................................................................
435
United Arab Emirates .........................................................................
2,687
United Kingdom .................................................................................
9,737
United States ......................................................................................
360,008
Uruguay ..............................................................................................
658
Uzbekistan ..........................................................................................
740
Zambia ...............................................................................................
435
Total Investments ............................................................................... 524,017
United States ......................................................................................
(26,621)
Total Securities Sold Short ................................................................. (26,621)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 65.2%
Corporate Bonds and Notes - 10.8%
Affirm Holdings, Inc.
0.000% due 11/15/26 633 400
Aircastle , Ltd.
4.250% due 06/15/26 35 34
Alarm.com, Inc.
5.284% due 01/15/26 1,135 951
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 200 185
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 1,353 1,252
Ashland LLC
3.375% due 09/01/31 (Þ) 151 125
Ball Corp.
2.875% due 08/15/30 289 237
Bandwidth, Inc.
0.250% due 03/01/26 1,803 1,403
0.500% due 04/01/28 358 231
Cable One, Inc.
8.568% due 03/15/26 1,277 1,026
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 271
Centene Corp.
2.500% due 03/01/31 278 227
CF Industries, Inc.
5.150% due 03/15/34 28 28
4.950% due 06/01/43 28 26
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 (Ñ) 664 577
Chegg , Inc.
4.794% due 09/01/26 (Þ) 2,605 2,047
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 61 52
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 71
Coupa Software, Inc.
0.375% due 06/15/26 577 561
Cryoport , Inc.
0.750% due 12/01/26 430 336
DCP Midstream Operating, LP
3.250% due 02/15/32 39 34
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 259 199
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 60
5.050% due 04/01/45 103 81
5.450% due 06/01/47 72 60
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 128 107
Envestmet , Inc.
0.750% due 08/15/25 750 698
Eventbrite, Inc.
0.750% due 09/15/26 1,341 1,038
EZCORP, Inc.
2.375% due 05/01/25 1,433 1,304
Fastly , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.664% due 03/15/26 562 436
Fiverr International, Ltd.
0.000% due 11/01/25 (Þ) 1,379 1,160
General Electric Co.
Series D
8.099% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 170 169
Greenbrier Cos., Inc.
2.875% due 02/01/24 564 549
Guardant Health, Inc.
8.822% due 11/15/27 357 238
Haemonetics Corp.
5.340% due 03/01/26 2,299 1,961
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 688
HCA, Inc.
7.500% due 11/15/95 221 246
Health Catalyst, Inc.
2.500% due 04/15/25 409 382
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 664 622
Hope Bancorp, Inc.
2.000% due 05/15/38 2,247 2,200
Huntsman International LLC
2.950% due 06/15/31 385 317
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 1,095 832
InterDigital , Inc.
2.000% due 06/01/24 (Þ) 603 621
Invacare Corp.
5.000% due 11/15/24 505 431
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 1,072 990
iQIYI , Inc.
4.000% due 12/15/26 1,082 935
Itron , Inc.
6.015% due 03/15/26 (Ñ) 1,941 1,641
JetBlue Airways Corp.
0.500% due 04/01/26 2,282 1,804
JOYY, Inc.
1.375% due 06/15/26 102 91
JPMorgan Chase & Co.
Series CC
7.394% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 50 50
Kaman Corp.
3.250% due 05/01/24 976 915
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 256
L Brands, Inc.
Series WI
6.875% due 11/01/35 125 114
LendingTree , Inc.
0.500% due 07/15/25 203 158
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 468
Liberty Broadband Corp.
1.250% due 09/30/50 861 830
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 2,020 1,927

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Livongo Health, Inc.
0.875% due 06/01/25 766 681
Lucid Group, Inc.
1.250% due 12/15/26 484 313
Lyft, Inc.
1.500% due 05/15/25 (Þ) 1,379 1,263
Magnite , Inc.
0.250% due 03/15/26 2,365 1,899
MFA Financial, Inc.
6.250% due 06/15/24 2,093 1,983
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 106 91
NCL Corp., Ltd.
1.125% due 02/15/27 (Þ) 511 390
NeoGenomics , Inc.
1.250% due 05/01/25 396 347
0.250% due 01/15/28 1,635 1,095
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 178
3.875% due 08/15/31 (Þ) 81 68
NuVasive , Inc.
0.375% due 03/15/25 (Ñ)(Þ) 2,058 1,837
OneMain Finance Corp.
3.500% due 01/15/27 71 62
3.875% due 09/15/28 9 8
4.000% due 09/15/30 14 11
Peloton Interactive, Inc.
11.423% due 02/15/26 1,022 787
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,634 2,436
Perficient , Inc.
0.125% due 11/15/26 715 579
Plains All American Pipeline, LP
Series B
8.716% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 756 684
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 46
4.500% due 09/15/31 (Þ) 246 212
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 127
Redwood Trust, Inc.
5.625% due 07/15/24 860 814
Repay Holdings Corp.
0.000% due 02/01/26 922 739
RingCentral, Inc.
4.905% due 03/01/25 (Þ) 1,951 1,706
RWT Holdings, Inc.
5.750% due 10/01/25 1,756 1,555
Seagate HDD Cayman
9.625% due 12/01/32 (Þ) 135 153
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 370
Shake Shack, Inc.
6.890% due 03/01/28 359 267
Shift4 Pyaments , Inc.
0.500% due 08/01/27 102 91
Snap, Inc.
0.125% due 03/01/28 592 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 3,497 2,619
Spotify Technology SA
4.125% due 03/15/26 2,405 2,006
Sunrun , Inc.
10.932% due 02/01/26 1,625 1,160
Tandem Diabetes Care, Inc.
1.500% due 05/01/25 538 491
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 233
TechTarget , Inc.
0.000% due 12/15/26 692 549
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 276
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 26
TripAdvisor, Inc.
0.250% due 04/01/26 1,149 969
Turning Point Brands, Inc.
2.500% due 07/15/24 580 538
Unity Software, Inc.
8.008% due 11/15/26 (Þ) 293 226
Wayfair, Inc.
1.000% due 08/15/26 (Þ) 2,564 1,949
Western Digital Corp.
1.500% due 02/01/24 (Ñ)(Þ) 2,224 2,135
2.850% due 02/01/29 74 60
3.100% due 02/01/32 53 41
WisdomTree Investments, Inc.
3.250% due 06/15/26 674 631
69,780
International Debt - 7.9%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 893 745
3.125% due 09/30/49 200 151
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 287
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 225 209
Akbank TAS
Series REGS
5.125% due 03/31/25 200 189
Angola Government International Bond
Series REGS
8.750% due 04/14/32 528 488
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 EUR 100 84
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 484 465

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
4.875% due 07/09/41 (~)(Ê) 1,378 469
Ashland Services BV
Series REGS
2.000% due 01/30/28 EUR 150 143
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 351 304
Bahrain Government International
Bond
Series REGS
5.250% due 01/25/33 1,067 941
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 200 182
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 119
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 EUR 200 203
1.000% due 01/15/25 EUR 100 102
1.500% due 01/15/27 EUR 370 359
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 196
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ) 200 164
Brazil Government International Bond
2.875% due 06/06/25 580 551
Brazilian Government International
Bond
4.750% due 01/14/50 384 282
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 EUR 319 287
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 169
Chile Government International Bond
2.550% due 07/27/33 1,359 1,107
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 200 160
Colombia Government International
Bond
4.125% due 02/22/42 200 129
Costa Rica Government International
Bond
Series REGS
7.000% due 04/04/44 334 324
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 127
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 200 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 415
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 405 384
Dominican Republic Government
International Bond
Series REGS
6.000% due 02/22/33 956 882
Dominican Republic International
Bond
7.050% due 02/03/31 232 232
Ecuador Government International
Bond
Series REGS
6.000% due 07/31/30 (~)(Ê) 190 126
3.500% due 07/31/35 (~)(Ê) 807 391
Egypt Government International Bond
7.300% due 09/30/33 400 294
Series REGS
7.500% due 01/31/27 85 76
7.625% due 05/29/32 506 385
7.903% due 02/21/48 200 133
EIG Pearl Holdings SARL
Series REGS
3.545% due 08/31/36 257 223
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 374 195
Enbridge, Inc.
5.500% due 07/15/77 (USD 3 Month
LIBOR + 3.418%)(Ê) 118 110
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 200 180
Export-Import Bank of India
2.250% due 01/13/31 316 255
Falabella SA
Series REGS
3.375% due 01/15/32 200 163
Freeport Indonesia PT
Series REGS
5.315% due 04/14/32 200 190
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 200 168
Galaxy Pipeline Assets Bidco , Ltd.
Series REGS
2.940% due 09/30/40 574 469
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Ê) 903 331
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 EUR 122 107
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) EUR 100 95
Greenko Power II, Ltd.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.300% due 12/13/28 191 164
Guatemala Government International
Bond
Series REGS
5.250% due 08/10/29 318 310
Hong Kong Government International
Bond
4.375% due 01/11/26 (Þ) 200 200
4.500% due 01/11/28 (Þ) 247 252
HSBC Bank PLC
5.401% due 06/29/49 100 76
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 200 207
Series REGS
2.125% due 09/22/31 259 200
3.125% due 09/21/51 361 227
Indonesia Government International
Bond
3.550% due 03/31/32 1,241 1,139
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 151
IQVIA, Inc.
2.250% due 03/15/29 (Þ) EUR 248 226
Series REGS
2.250% due 03/15/29 EUR 276 252
Israel Government International Bond
4.500% due 01/17/33 215 215
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Þ)(Ê) 200 184
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê) 136 125
Jordan Government International Bond
Series REGS
7.375% due 10/10/47 299 269
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 482 437
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 355 333
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 164
Kraft Heinz Foods Co.
4.125% due 07/01/27 GBP 524 631
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Ø)(Æ) 1,365 86
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 1,061 972
MDGH - GMTN BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/28/33 (Þ) 230 246
Mexico Government International
Bond
2.659% due 05/24/31 1,251 1,049
6.350% due 02/09/35 400 425
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 200 169
Momo , Inc.
1.250% due 07/01/25 (Þ) 856 820
Mongolia Government International
Bond
Series REGS
4.450% due 07/07/31 205 168
Morocco Government International
Bond
Series REGS
4.000% due 12/15/50 244 167
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 397 350
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 153
Netflix, Inc.
Series REGS
3.625% due 06/15/30 EUR 300 312
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 192
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 945 673
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 EUR 110 93
Oman Government International Bond
Series REGS
6.750% due 10/28/27 522 553
6.250% due 01/25/31 342 354
7.000% due 01/25/51 200 202
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 200 161
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 502 209
Panama Government International
Bond
2.252% due 09/29/32 566 433
3.870% due 07/23/60 215 144
Paraguay Government International
Bond
Series REGS
2.739% due 01/29/33 384 309
Peruvian Government International
Bond
2.783% due 01/23/31 947 802

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 03/10/51 104 76
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 216 144
Petroleos Mexicanos
10.000% due 02/07/33 799 781
Series WI
6.700% due 02/16/32 604 501
6.750% due 09/21/47 289 201
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 903 764
Petronas Energy Canada, Ltd.
Series REGS
2.112% due 03/23/28 250 225
Philippine Government International
Bond
5.170% due 10/13/27 200 206
1.950% due 01/06/32 865 704
Qatar Government International Bond
Series REGS
3.750% due 04/16/30 477 467
4.400% due 04/16/50 294 278
Qatar Petroleum
Series REGS
2.250% due 07/12/31 478 406
Republic of Colombia Government
International Bond
8.000% due 04/20/33 840 860
7.500% due 02/02/34 407 402
Republic of Ghana Government
International Bond
Series REGS
8.625% due 04/07/34 (~)(Ê) 200 73
Republic of Indonesia Government
International Bond
4.550% due 01/11/28 410 410
Republic of Panama Government
International Bond
6.400% due 02/14/35 309 326
4.500% due 01/19/63 257 191
Republic of Philippines Government
International Bond
5.000% due 07/17/33 200 203
5.500% due 01/17/48 200 208
Republic of Poland Government
International Bond
5.500% due 11/16/27 203 210
5.750% due 11/16/32 182 197
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 271 272
Republic of South Africa Government
International Bond
5.875% due 04/20/32 515 478
5.750% due 09/30/49 441 336
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 200 164
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 286 302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 01/17/53 (Þ) 250 269
Series REGS
5.250% due 11/25/27 206 202
4.000% due 02/14/51 24 17
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 147
Saudi Government International Bond
4.750% due 01/18/28 (Þ) 276 280
5.000% due 01/18/53 (Þ) 220 210
Series REGS
4.375% due 04/16/29 621 621
3.250% due 11/17/51 273 199
Sea, Ltd.
0.250% due 09/15/26 972 749
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 200 149
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê) 200 43
Shopify, Inc.
0.125% due 11/01/25 2,021 1,771
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 EUR 400 375
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) EUR 100 88
SPCM SA
3.125% due 03/15/27 (Þ) 200 176
3.375% due 03/15/30 (Þ) 200 169
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 214
Series REGS
7.250% due 04/15/36 150 160
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 200 160
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 159
Telecom Italia Capital SA
6.000% due 09/30/34 70 56
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 373 374
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 217
Turkey Government International Bond
4.750% due 01/26/26 631 569
5.950% due 01/15/31 263 216
9.375% due 01/19/33 233 228
5.750% due 05/11/47 571 381
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 200 200
Turkiye Vakiflar Bankasi TAO

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.500% due 10/01/26 200 178
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê) 1,290 278
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 176
Uruguay Government International
Bond
5.750% due 10/28/34 559 619
4.975% due 04/20/55 280 277
VNET Group, Inc.
1.000% due 02/01/26 542 466
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 200 132
Wix.com, Ltd.
0.000% due 08/15/25 (Þ) 1,855 1,591
Zambia Government International
Bond
Series REGS
5.375% due 09/20/24 (~)(Ê) 200 93
51,272
Mortgage-Backed Securities - 43.5%
Fannie Mae
30 Year TBA(Ï)
2.000% 1,000 841
2.500% 1,000 876
3.500% 2,000 1,876
4.500% 16,000 15,800
5.000% 147,000 147,516
5.500% 55,000 55,876
6.000% 8,000 8,211
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 850 107
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,582 308
Series 2010-109 Class IM
Interest Only STRIPS
5.500% due 09/25/40 2,261 275
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 914 95
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,217 45
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 2,411 339
Series 2013-7 Class SA
Interest Only STRIPS
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 3,665 642
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 114 2
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 221 9
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 1,994 243
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 628 114
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 988 195
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,531 353
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,031 348
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,369 271
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,158 280
Series 2018-1 Class AI
Interest Only STRIPS
5.000% due 02/25/48 2,111 402
Series 2018-3 Class PI
Interest Only STRIPS
4.000% due 02/25/48 406 70
Series 2018-36 Class IO
Interest Only STRIPS
5.000% due 06/25/48 1,231 209
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,894 173
Series 2018-62 Class SB
Interest Only STRIPS
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,547 313
Series 2018-95 Class SL
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,826 166
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 580 32
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 663 73

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,586 197
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,320 291
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,382 166
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,156 226
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,084 96
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,021 227
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,977 220
Series 2019-73 Class SC
Interest Only STRIPS
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,942 228
Series 2019-83 Class QS
Interest Only STRIPS
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 2,864 369
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 3,820 679
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 3,093 337
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,468 334
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 3,758 578
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 2,195 412
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 4,895 699
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 6,970 486
Fannie Mae Strips
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-404
Interest Only STRIPS
4.500% due 05/25/40 157 33
Freddie Mac REMICS
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,406 168
Series 2011-3927 Class IP
Interest Only STRIPS
4.500% due 06/15/40 134 4
Series 2012-4000 Class LI
Interest Only STRIPS
4.000% due 02/15/42 157 16
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 678 81
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,612 121
Series 2015-4425 Class EI
Interest Only STRIPS
4.000% due 01/15/45 950 153
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 1,520 239
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 803 126
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,900 219
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 1,004 179
Series 2017-4678 Class MS
Interest Only STRIPS
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 567 80
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 594 69
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 727 90
Series 2017-4749 Class IP
Interest Only STRIPS
4.000% due 02/15/47 1,890 282
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 1,305 179
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,678 204

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,738 245
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,861 178
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,306 287
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,199 378
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 1,163 136
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,871 191
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,241 137
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,364 194
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,674 491
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,653 283
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 2,302 427
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 2,269 421
Ginnie Mae II
4.000% due 2050 13 13
5.000% due 2050 144 145
30 Year TBA(Ï)
3.000% 2,000 1,837
4.000% 2,000 1,942
4.500% 3,000 2,978
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIPS
4.500% due 12/16/39 1,556 284
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 1,758 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 502 21
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 1,956 371
Series 2011-137 Class MI
Interest Only STRIPS
4.000% due 01/20/41 176 8
Series 2012-140 Class IC
Interest Only STRIPS
3.500% due 11/20/42 858 122
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 3,099 84
Series 2012-H18 Class NI
Interest Only STRIPS
1.414% due 08/20/62 (~)(Ê) 7,794 212
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,103 376
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43 3,475 491
Series 2013-H08 Class BI
Interest Only STRIPS
1.665% due 03/20/63 (~)(Ê) 3,815 187
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 581 18
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,860 252
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 723 131
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 2,275 446
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 1,545 194
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 8,837 363
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 1,339 51
Series 2015-24 Class AI
Interest Only STRIPS
3.500% due 12/20/37 64 —
Series 2015-131 Class MI
Interest Only STRIPS
3.500% due 09/20/45 362 42
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 759 37

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 2,266 447
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 622 24
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,483 63
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 138 24
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 824 96
Series 2016-79 Class IO
Interest Only STRIPS
3.500% due 06/20/46 323 47
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66 (~)(Ê) 40 1
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 5,203 279
Series 2016-H15 Class AI
Interest Only STRIPS
2.634% due 07/20/66 (~)(Ê) 6,031 358
Series 2016-H21 Class AI
Interest Only STRIPS
3.165% due 09/20/66 (~)(Ê) 6,643 345
Series 2016-H22 Class IO
Interest Only STRIPS
1.832% due 10/20/66 (~)(Ê) 33 1
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 4,513 250
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,047 55
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 5,767 377
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 801 154
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 2,767 545
Series 2017-45 Class IM
Interest Only STRIPS
4.000% due 10/20/44 139 8
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 1,113 201
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 539 10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 1,486 243
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 552 62
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 2,668 616
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 179 3
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 758 69
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 215 33
Series 2017-139 Class IG
Interest Only STRIPS
3.500% due 09/20/47 380 43
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 246 44
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 5,317 240
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 3,407 134
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,161 78
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,063 274
Series 2017-H05 Class CI
Interest Only STRIPS
2.979% due 02/20/67 (~)(Ê) 1,660 95
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 3,499 156
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 1,151 54
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 3,650 165
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 2,857 156
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 3,174 113
Series 2017-H11 Class DI
Interest Only STRIPS
1.970% due 05/20/67 (~)(Ê) 1,124 55

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 288 24
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 2,742 139
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 9,997 384
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 1,835 59
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 323 27
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 4,953 267
Series 2017-H20 Class DI
Interest Only STRIPS
2.363% due 10/20/67 (~)(Ê) 3,497 215
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,029 121
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 11,138 290
Series 2017-H22 Class DI
Interest Only STRIPS
2.466% due 11/20/67 (~)(Ê) 4,442 304
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,546 358
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 2,542 118
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,238 254
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 916 81
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 2,019 322
Series 2018-77 Class IO
Interest Only STRIPS
5.000% due 06/20/48 898 122
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,557 138
Series 2018-105 Class SG
Interest Only STRIPS
6.060% due 08/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,002 84
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 2,966 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 3,640 206
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 5,370 369
Series 2018-H13 Class NI
Interest Only STRIPS
2.869% due 08/20/68 (~)(Ê) 6,777 888
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,143 86
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,235 227
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,619 128
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,529 226
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,851 245
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 3,037 303
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,557 161
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 2,032 330
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,332 114
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 4,741 188
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 4,500 254
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 3,623 565
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 2,393 379
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 2,160 259

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 1,537 256
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 4,684 436
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 2,824 295
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,025 182
Series 2020-148 Class AI
Interest Only STRIPS
2.500% due 10/20/50 5,959 749
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,973 348
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,781 398
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,733 252
Series 2021-58 Class SA
Interest Only STRIPS
5.706% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,901 324
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,402 401
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 2,951 394
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,077 246
Series 2021-155 Class ID
Interest Only STRIPS
3.000% due 09/20/51 3,692 552
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 4,723 563
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 2,211 311
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 4,521 580
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 12,568 485
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 4,716 260
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 1,869 277
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 5,762 587
Series 2022-63 Class SB
Interest Only STRIPS
5.300% due 11/20/46 (-1 x SOFR 30
Day Average + 5.600%)(Ê) 4,048 276
Series 2022-H01 Class BI
Interest Only STRIPS
2.194% due 12/20/71 (~)(Ê) 5,490 367
280,753
Non-US Bonds - 1.5%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ) EUR 400 385
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 93
Altice Financing SA
Series REGS
4.250% due 08/15/29 EUR 263 230
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 307 225
Arcelik AS
3.000% due 05/27/26 EUR 200 197
Banco BPM SpA
1.625% due 02/18/25 EUR 250 255
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê) EUR 100 91
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê) EUR 200 190
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 197
British Airways Pass-Through Trust
3.750% due 03/25/29 EUR 100 91
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 331
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 EUR 100 90
Cellnex Telecom SA
0.750% due 11/20/31 (Þ) EUR 300 271
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ)(~) EUR 400 382
Deutsche Postbank Funding Trust III

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.081% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 201
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 400 455
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 200 159
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê) EUR 100 84
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 99
Faurecia SE
2.375% due 06/15/27 EUR 100 93
Grifols Escrow Issuer SA
3.875% due 10/15/28 (Þ) EUR 100 92
Series REGS
3.875% due 10/15/28 EUR 484 446
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 99
Iliad SA
1.875% due 02/11/28 EUR 300 277
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 94
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 100 92
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 250 210
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ) EUR 100 102
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ) EUR 400 317
Lagardere SA
1.750% due 10/07/27 EUR 100 105
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 100
4.000% due 09/18/27 EUR 100 100
Loxam SAS
Series REGS
4.500% due 02/15/27 EUR 100 103
Marks & Spencer PLC
3.250% due 07/10/27 GBP 267 301
Matterhorn Telecom SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.125% due 09/15/26 EUR 109 108
Nexi SpA
5.940% due 02/24/28 EUR 100 81
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(ƒ) GBP 100 87
Pension Insurance Corp. PLC
3.625% due 10/21/32 GBP 100 97
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 211
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 100
Samhallsbyggnadsbolaget i Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.814%)(Ê)(ƒ) EUR 100 42
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 100 42
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 209
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 EUR 113 91
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ) EUR 300 294
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ) EUR 200 173
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ) EUR 100 101
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (Ê)(ƒ)(~) EUR 100 92
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 171
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 196
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ) EUR 100 90
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 100 88
Verallia SA
1.875% due 11/10/31 EUR 200 174
Vmed O2 UK Financing I PLC

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 07/15/31 GBP 308 303
Volvo Car AB
2.000% due 01/24/25 EUR 200 207
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 300 256
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 EUR 150 126
9,896
United States Government Treasuries - 1.5%
United States Treasury Notes
0.250% due 03/15/24 4,486 4,271
0.250% due 08/31/25 5,666 5,153
9,424
Total Long-Term Investments
(cost $423,687) 421,125
Common Stocks - 49.9%
Consumer Discretionary - 6.5%
adidas AG
3,723
597
Afya , Ltd. Class A(Æ)
7,727
118
Aisin Seiki Co., Ltd.
30,200
882
Alibaba Group Holding, Ltd.(Æ)
100,108
1,383
Alibaba Group Holding, Ltd.
- ADR(Æ)
3,105
342
Alibaba Group Holding, Ltd.(Æ)
100,108
1,383
Aoyama Trading Co., Ltd.
15,600
109
Autoliv , Inc.
13,676
1,260
AutoZone, Inc.(Æ)
65
158
Barnes & Noble Education, Inc.(Æ)
46,196
107
Best Buy Co., Inc.
1,796
159
BJ's Restaurants, Inc.(Æ)
30,604
966
Boyd Gaming Corp.
2,321
145
Carrols Restaurant Group, Inc.(Æ)
123,860
266
China Tourism Group Duty Free Corp.,
Ltd. Class A
7,398
234
China Tourism Group Duty Free Corp.,
Ltd. Class H(Æ)(Þ)
13,800
424
Cie Financiere Richemont SA Class A
5,042
777
Citizen Watch Co., Ltd.
99,300
472
Comcast Corp. Class A
10,386
409
Costco Wholesale Corp.
606
310
Davide Campari-Milano NV(Æ)
32,228
345
Dechra Pharmaceuticals PLC
13,574
482
Diageo PLC
5,386
234
Dollar General Corp.
569
133
Dollar Tree, Inc.(Æ)
2,302
346
DR Horton, Inc.
6,108
603
Ferrari NV
627
156
Galaxy Entertainment Group, Ltd.
87,000
608
Games Workshop Group PLC
1,155
134
Garmin, Ltd.
1,216
120
Geely Automobile Holdings, Ltd.
413,496
677
General Motors Co.
3,615
142
Genuine Parts Co.
764
128
Grand Canyon Education, Inc.(Æ)
1,352
158
Home Depot, Inc. (The)
1,401
454
Honda Motor Co., Ltd.
44,500
1,104
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Department Store Co., Ltd.
5,501
276
Indian Hotels Co., Ltd.
19,431
72
Industria de Diseno Textil SA
7,728
241
Komeri Co., Ltd.
17,100
351
K's Holdings Corp.
19,900
176
Kuaishou Technology(Æ)(Þ)
66,300
580
La Francaise des Jeux SAEM(Þ)
3,856
165
Lennar Corp. Class A
1,563
160
Leonardo DRS, Inc.(Æ)
64,504
861
Li Auto, Inc. Class A(Æ)
19,000
236
Li Auto, Inc. - ADR(Æ)(Ñ)
4,092
102
Liberty SiriusXM Group Class C(Æ)
3,477
140
LVMH Moet Hennessy Louis Vuitton
SE - ADR
885
773
Mahindra & Mahindra, Ltd.
44,518
751
Makita Corp.
33,200
887
Maruti Suzuki India, Ltd.
2,949
321
McDonald's Corp.
567
152
Meituan Class B(Æ)(Þ)
26,356
587
MercadoLibre , Inc.(Æ)
351
415
Michelin (CGDE)
41,126
1,305
Midea Group Co., Ltd. Class A
23,181
190
Moncler SpA
12,463
781
Murata Manufacturing Co., Ltd.
12,600
724
Next PLC
23,534
1,930
NVR, Inc.(Æ)
30
158
Omnicom Group, Inc.
1,814
156
O'Reilly Automotive, Inc.(Æ)
251
199
Oriental Holdings BHD
49,867
81
Pernod Ricard SA
1,616
334
Pinduoduo , Inc. - ADR(Æ)
17,932
1,757
Puma SE
1,827
124
Ryohin Keikaku Co., Ltd.
20,400
227
Sands China, Ltd.(Æ)
417,618
1,564
SEB SA
1,642
172
Service Corp. International
2,006
149
Shenzhen Senior Technology Material
Co., Ltd. Class A
54,500
189
Shenzhou International Group
Holdings, Ltd.
26,100
327
Spectris PLC
9,928
393
Subaru Corp.
9,500
157
Sumitomo Electric Industries, Ltd.
78,900
948
Teleperformance - GDR
2,013
560
Tencent Holdings, Ltd.
46,166
2,250
Tencent Holdings, Ltd. - ADR(Ñ)
10,763
525
Toyota Industries Corp.
3,500
213
United Arrows, Ltd.
9,700
131
Wacoal Holdings Corp.
14,000
263
Walmart, Inc.
1,851
266
Walt Disney Co. (The)(Æ)
6,420
696
Weichai Power Co., Ltd. Class H
156,000
236
Wolters Kluwer NV
1,262
137
Xebio Holdings Co., Ltd.
12,800
91
Yamada Holdings Co., Ltd.
114,500
416
Yum China Holdings, Inc.
11,014
679
41,978
Consumer Staples - 2.4%
Adecoagro SA
142,921
1,208
Altria Group, Inc.
2,753
124

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Archer-Daniels-Midland Co.
3,142
260
Astarta Holding NV(Æ)
17,362
92
Avenue Supermarts , Ltd.(Æ)(Þ)
6,290
270
Barry Callebaut AG
62
129
British American Tobacco PLC
4,731
181
Campbell Soup Co.
3,019
157
Carrefour SA
6,116
116
Casey's General Stores, Inc.
567
134
Chocoladefabriken Lindt & Spruengli
AG
16
278
CK Hutchison Holdings, Ltd. Class B
70,000
447
Clorox Co. (The)
928
134
Coca-Cola Co. (The)
4,819
296
Colgate-Palmolive Co.
1,771
132
Conagra Brands, Inc.
4,314
160
CVS Health Corp.
3,880
342
Dino Polska SA(Æ)(Þ)
7,058
639
First Pacific Co., Ltd.
426,000
149
First Resources, Ltd.
245,797
288
Flowers Foods, Inc.(Ñ)
4,941
137
Fujian Sunner Development Co., Ltd.
Class A
25,200
92
General Mills, Inc.
2,005
157
Golden Agri-Resources, Ltd.
3,157,600
601
Haleon PLC(Æ)
145,282
581
Heineken NV
4,736
472
Henkel AG & Co. KGaA
2,776
185
Imperial Tobacco Group PLC
5,617
141
JM Smucker Co. (The)
1,080
165
Kao Corp.
23,800
971
Kato Sangyo Co., Ltd.
5,800
161
Kellogg Co.
1,879
129
Kernel Holding SA
26,409
113
Kimberly-Clark Corp.
1,603
208
Kirin Holdings Co., Ltd.
71,700
1,104
Koninklijke Ahold Delhaize NV
4,689
140
Kraft Heinz Foods Co.
3,366
136
Kroger Co. (The)
2,837
127
Lenta PLC - GDR(Æ)(Š)
105,913
—
L'Oreal SA
402
166
Mondelez International, Inc. Class A
2,470
162
Morinaga Milk Industry Co., Ltd.
15,626
577
PepsiCo, Inc.
1,728
296
Philip Morris International, Inc.
2,238
233
Procter & Gamble Co. (The)
3,823
544
Royal Unibrew A/S
4,087
287
Shiseido Co., Ltd.
4,000
209
Thai Beverage PCL
1,222,161
652
Tsingtao Brewery Co., Ltd. Class H
50,000
484
Tyson Foods, Inc. Class A
1,788
118
Unilever PLC
6,036
308
Walgreens Boots Alliance, Inc.
7,017
259
WH Group, Ltd.(Þ)
317,000
195
Yifeng Pharmacy Chain Co., Ltd.
Class A
25,200
212
15,858
Energy - 1.6%
Cenovus Energy, Inc.
48,343
966
Chevron Corp.
2,185
380
Exxon Mobil Corp.
4,600
534
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fission Uranium Corp.(Æ)
283,216
185
Ganfeng Lithium Co., Ltd. Class H(Þ)
37,160
338
Gazprom PJSC(Š)
332,583
—
Green Plains, Inc.(Æ)
12,758
444
GS Holdings Corp.
2,026
73
Japan Petroleum Exploration Co., Ltd.
5,300
172
Kinder Morgan, Inc.
12,288
225
Lukoil PJSC(Š)
8,302
—
NAC Kazatomprom JSC - GDR
24,286
712
NexTier Oilfield Solutions, Inc.(Æ)
36,004
339
OX2 Group AB(Æ)
13,122
101
Petroleo Brasileiro SA - ADR
43,423
504
Range Resources Corp.
21,212
531
Reliance Industries, Ltd.
23,935
689
Riyue Heavy Industry Co., Ltd. Class A
57,500
205
Rubis SCA
6,466
181
Saudi Arabian Oil Co.(Þ)
47,988
422
Schlumberger, Ltd.
11,383
649
Schneider Electric SE
963
156
Shell PLC
6,719
197
Silergy Corp.
6,000
122
Sinopec Engineering Group Co., Ltd.
Class H
125,000
63
SM Energy Co.
25,831
849
Southwestern Energy Co.(Æ)
114,580
632
Targa Resources Corp.
5,030
377
TotalEnergies SE
3,977
247
Tullow Oil PLC(Æ)
213,313
95
10,388
Financial Services - 12.2%
Advance Residence Investment Corp.
(ö)
59
144
Aedifica SA(ö)
1,150
101
Aflac, Inc.
3,357
247
AIA Group, Ltd.
166,400
1,879
Air Lease Corp. Class A
16,598
746
Aldar Properties PJSC
99,329
118
Allianz SE
764
182
Allied Properties Real Estate
Investment Trust(ö)
12,232
273
Allstate Corp. (The)
1,249
160
Alpha Services and Holdings SA
317,704
433
American Express Co.
884
155
American Tower Corp.(ö)
838
187
Americold Realty Trust, Inc.(ö)
16,095
506
Apartment Income REIT Corp.(ö)
5,940
227
Arch Capital Group, Ltd.(Æ)
2,981
192
ARGAN SA(ö)
1,319
112
Ascendas Real Estate Investment
Trust(Æ)(ö)
80,700
178
Assicurazioni Generali SpA
6,918
135
Assura PLC(ö)
116,188
80
Assurant, Inc.
935
124
AvalonBay Communities, Inc.(ö)
707
125
Axis Bank, Ltd.
12,806
137
Axis Capital Holdings, Ltd.
18,276
1,144
Baloise Holding AG
879
144
Banco Bradesco SA - ADR
64,143
179
Bangkok Bank PCL
13,500
65
Bank Central Asia Tbk PT
906,324
514

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Mandiri Persero Tbk PT
1,395,246
928
Bank of America Corp.
23,343
828
Bank of Hawaii Corp.
1,874
143
Bank of Ireland Group PLC
88,187
941
Bank of New York Mellon Corp. (The)
3,102
157
Bank Rakyat Indonesia Persero Tbk PT
2,176,464
666
BDO Unibank , Inc.
225,362
509
Berkshire Hathaway, Inc. Class B(Æ)
2,537
790
BlackRock, Inc. Class A
207
157
Blucora , Inc.(Æ)
21,577
629
BNP Paribas SA
8,533
585
British Land Co. PLC (The)(ö)
33,597
184
Camden Property Trust(ö)
4,081
503
Capitaland Investment, Ltd.
107,100
325
Catena AB
4,632
194
CBRE Group, Inc. Class A(Æ)
2,668
228
Chailease Holding Co., Ltd.
65,000
492
Charles Schwab Corp. (The)
7,863
609
Charter Hall Group - ADR(ö)
39,756
392
Chubb, Ltd.
1,269
289
CITIC Securities Co., Ltd. Class H
101,750
234
Citigroup, Inc.
10,710
559
CK Asset Holdings, Ltd.
34,000
217
CME Group, Inc. Class A
4,382
774
Commerce Bancshares, Inc.
2,408
160
Country Garden Services Holdings
Co., Ltd.
153,000
414
Cousins Properties, Inc.(ö)
7,959
218
Covivio (ö)
1,181
81
Credicorp , Ltd.
2,238
301
Credit Saison Co., Ltd.
61,100
802
Credit Suisse Group AG - ADR(Æ)
65,487
230
Crown Castle, Inc.(ö)
2,057
305
Dai-ichi Life Holdings, Inc.
23,900
561
Daiwa House REIT Investment Corp.
(ö)
98
213
Derwent London PLC(ö)
1,780
57
Dexus Property Group(ö)
40,136
233
Digital Realty Trust, Inc.(ö)
9,975
1,143
DNB Bank ASA
7,554
141
Dundee Corp. Class A(Æ)
33,422
35
East Money Information Co., Ltd.
Class A
140,180
470
Encore Capital Group, Inc.(Æ)
9,553
532
Equinix , Inc.(Æ)(ö)
932
688
Equities AB
26,065
588
Equity Commonwealth(ö)
45,665
1,165
Equity Residential(ö)
1,941
124
Essex Property Trust, Inc.(ö)
1,264
286
Etalon Group PLC - GDR(Æ)(Š)
185,343
—
Eurobank Ergasias SA(Æ)
164,923
223
Eurocommercial Properties(ö)
3,075
77
Extra Space Storage, Inc.(ö)
714
113
EZCORP, Inc. Class A(Æ)
98,674
899
Fidelity National Financial, Inc.
3,312
146
First American Financial Corp.
2,298
142
First Republic Bank
936
132
Frasers Logistics & Commercial
Trust(Æ)(ö)
167,700
161
Globe Life Inc.(Æ)
1,420
172
Goldman Sachs Group, Inc. (The)
529
194
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goodman Group(ö)
12,381
177
Grupo Financiero Banorte SAB de CV
Class O
70,200
582
Hachijuni Bank, Ltd. (The)
115,000
500
Halyk Savings Bank of Kazakhstan
JSC - GDR
18,386
192
Hana Financial Group, Inc.
18,904
753
Hang Lung Properties, Ltd. - ADR
56,000
105
Hankook Technology Group Co., Ltd.
18,367
201
Hannover Rueck SE
709
144
Hanover Insurance Group, Inc. (The)
1,181
159
Hartford Financial Services Group, Inc.
2,282
177
HDFC Bank, Ltd.
31,043
611
Healthcare Realty Holdings, LP(ö)
17,032
367
Healthpeak Properties, Inc.(ö)
6,387
176
Highwoods Properties, Inc.(ö)
6,178
188
Hirogin Holdings, Inc.
50,900
265
Hokuhoku Financial Group, Inc.
7,000
55
Hong Kong Exchanges & Clearing,
Ltd.
17,300
778
Host Hotels & Resorts, Inc.(ö)
19,563
369
Housing Development Finance Corp.,
Ltd.
18,621
598
HSBC Holdings PLC
62,809
463
Icade SA(ö)
3,039
145
ICICI Bank, Ltd.
23,121
237
ICICI Bank, Ltd. - ADR
53,179
1,108
Ingenia Communities Group(Æ)
38,677
127
Intercontinental Exchange, Inc.
1,321
142
Invincible Investment Corp.(ö)
395
168
Invitation Homes, Inc.(ö)
31,793
1,033
Itau Unibanco Holding SA - ADR
64,838
323
Japan Retail Fund Investment Corp.(ö)
386
299
Jones Lang LaSalle, Inc.(Æ)
1,251
231
JPMorgan Chase & Co.
4,224
591
Kasikornbank PCL
65,800
290
KB Financial Group, Inc.
6,783
309
Kemper Corp.
13,435
789
Kenedix Office Investment Corp. Class
A(ö)
55
131
Klepierre SA - GDR(Æ)(ö)
11,289
287
Korean Reinsurance Co.
23,301
143
KRC Interim Corp.(ö)
18,355
412
Lamar Advertising Co. Class A(ö)
1,282
137
LEG Immobilien SE
5,167
403
Life Storage, Inc.(Æ)(ö)
2,900
313
Link Real Estate Investment Trust(ö)
48,000
386
London Stock Exchange Group PLC
7,188
659
LondonMetric Property PLC(ö)
24,953
58
LSR Group PJSC(Æ)(Š)
33,861
—
LX Holdings Corp.
1,012
7
LXI REIT PLC(ö)
51,929
72
M&T Bank Corp.
887
138
Marsh & McLennan Cos., Inc.
3,008
526
MasterCard, Inc. Class A
2,579
956
Mercialys SA(ö)
4,691
52
Mid-America Apartment Communities,
Inc.(ö)
3,847
641
Mitsubishi Estate Co., Ltd.
96,099
1,239
Mitsubishi UFJ Financial Group, Inc.
119,000
873
Mitsui Fudosan Co., Ltd.
23,100
434
Morgan Stanley
1,729
168

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429
—
MS&AD Insurance Group Holdings,
Inc.
12,300
395
National Commercial Bank
14,271
181
NatWest Group PLC
210,085
799
Nippon Prologis REIT, Inc.(Æ)(ö)
93
211
Nishi-Nippon Financial Holdings, Inc.
43,300
361
NMI Holdings, Inc. Class A(Æ)
40,275
936
NN Group NV
3,220
140
Nomura Holdings, Inc.
63,700
254
Nomura Real Estate Master Fund, Inc.
(Æ)(ö)
171
200
Nordea Bank Abp
13,443
157
North Pacific Bank, Ltd.
72,600
157
Northern Trust Corp.
1,397
135
OTP Bank PLC
11,193
337
Pagseguro Digital, Ltd. Class A(Æ)
8,465
85
Pandox AB(Æ)
6,603
91
Parkway Life Real Estate Investment
Trust(Æ)(ö)
64,100
199
Ping An Bank Co., Ltd. Class A
105,000
234
Ping An Insurance Group Co. of China,
Ltd. Class H
141,267
1,103
PNC Financial Services Group, Inc.
(The)
841
139
Poste Italiane SpA (Þ)
13,002
139
Principal Financial Group, Inc.
2,364
219
Progressive Corp. (The)
1,600
218
Prologis, LP(ö)
14,811
1,915
Public Storage(ö)
3,717
1,131
QuakeSafe Technologies Co., Ltd.
Class A
23,451
179
Raymond James Financial, Inc.
1,214
137
Realty Income Corp.(ö)
17,536
1,189
RELX PLC
4,688
139
Resona Holdings, Inc.
132,500
734
Safestore Holdings PLC(ö)
22,642
282
Sampo OYJ Class A
3,103
163
Sberbank of Russia PJSC(Æ)(Š)
334,627
—
Sculptor Capital Management, Inc.
28,073
261
Segro PLC(ö)
27,081
279
Simon Property Group, Inc.(ö)
8,667
1,113
Sirius Real Estate, Ltd.
79,953
83
Skandinaviska Enskilda Banken AB
Class A
12,102
146
Spirit Realty Capital, Inc.(ö)
4,874
214
Sprott , Inc.
3,603
143
State Bank of India
42,326
287
Stockland(ö)
45,233
126
Sumitomo Mitsui Financial Group, Inc.
35,900
1,562
Sumitomo Mitsui Trust Holdings, Inc.
32,900
1,200
Sumitomo Realty & Development Co.,
Ltd.
12,600
307
Sun Communities, Inc.(ö)
3,794
595
Sun Hung Kai Properties, Ltd.
27,000
384
Svenska Handelsbanken AB Class A
14,034
146
Swedbank AB Class A
8,463
162
Swiss Life Holding AG
240
142
Swiss Prime Site AG Class A
1,455
130
Swiss Re AG
6,859
717
T. Rowe Price Group, Inc.
1,150
134
Thai Life Insurance PCL(Æ)
209,200
86
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Travelers Cos., Inc. (The)
955
183
Truist Financial Corp.
2,818
139
UBS Group AG
44,342
944
UDR, Inc.(ö)
11,170
476
Unibail - Rodamco -Westfield(Æ)(ö)
1,117
72
UNITE Group PLC (The)(ö)
4,548
56
United Urban Investment Corp.(ö)
101
115
US Bancorp
3,373
168
Visa, Inc. Class A
2,331
537
Vonovia SE
19,764
556
VTB Bank PJSC(Æ)(Š)
294,650,000
—
Warehouses De Pauw CVA(ö)
2,230
71
Welltower , Inc.(ö)
16,088
1,207
Weyerhaeuser Co.(ö)
5,076
175
Wharf Real Estate Investment Co., Ltd.
37,000
212
Wihlborgs Fastigheter AB
5,941
49
Willis Towers Watson PLC(Æ)
567
144
WP Carey, Inc.(ö)
1,847
158
WR Berkley Corp.
2,116
148
Yellow Cake PLC(Æ)(Þ)
62,031
319
Yoma Strategic Holdings, Ltd.(Æ)
978,808
93
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
149,700
498
Zurich Insurance Group AG
382
189
78,798
Health Care - 4.0%
Abbott Laboratories
2,502
277
AbbVie, Inc.
2,912
430
Akeso , Inc. Class B(Æ)(Þ)
28,000
170
AmerisourceBergen Corp. Class A
832
141
Amgen, Inc.
784
198
Anthem, Inc.(Æ)
474
237
Apollo Endosurgery , Inc.(Æ)
33,579
330
AstraZeneca PLC
7,988
1,045
Bangkok Dusit Medical Services PCL
513,100
463
Becton Dickinson and Co.
1,317
332
Biogen, Inc.(Æ)
479
139
Boston Scientific Corp.(Æ)
2,952
137
Bristol-Myers Squibb Co.
3,201
233
Centene Corp.(Æ)
2,655
202
ChemoMetec A/S(Æ)
1,608
141
Cigna Corp.
1,311
415
Cooper Cos., Inc. (The)
1,189
415
Danaher Corp.
3,214
850
Eli Lilly & Co.
1,237
426
Encompass Health Corp.(Æ)
2,456
153
EssilorLuxottica SA
727
133
Eurofins Scientific SE
3,290
236
Gilead Sciences, Inc.
3,331
280
GSK Finance No. 3 PLC
9,762
170
H.U. Group Holdings, Inc.
5,100
108
Hapvida Participacoes e Investimentos
SA(Æ)(Þ)
279,100
283
HCA Healthcare, Inc.
573
146
Henry Schein, Inc.(Æ)
1,648
142
iRay Technology Co., Ltd. Class A
5,393
374
Japan Lifeline Co., Ltd.
31,100
228
Johnson & Johnson
3,670
600
KYORIN Holdings, Inc.
37,000
491
Laboratory Corp. of America Holdings
573
144

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lonza Group AG
1,438
821
McKesson Corp.
368
139
Medipal Holdings Corp.
5,000
67
Medtronic PLC
2,004
168
Merck & Co., Inc.
4,223
454
Merck KGaA
3,278
682
Novartis AG
3,825
346
Novo Nordisk A/S Class B
12,053
1,669
Pacira BioSciences , Inc.(Æ)
26,466
1,039
Pennant Group, Inc. (The)(Æ)
24,901
322
Pfizer, Inc.
9,564
422
Pharmaron Beijing Co., Ltd. Class H(Þ)
102,200
748
PolyPeptide Group AG(Þ)
2,509
73
Quest Diagnostics, Inc.
933
139
Recordati SpA
3,154
138
Regeneron Pharmaceuticals, Inc.(Æ)
188
143
Roche Holding AG
2,145
694
Samsung Biologics Co., Ltd.(Æ)(Þ)
905
586
Sanofi - ADR
3,588
353
Sawai Group Holdings Co., Ltd.
10,400
322
Shanghai MicroPort MedBot Group
Co., Ltd.(Æ)(Ñ)
24,000
94
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
7,949
391
Siemens Healthineers AG(Þ)
11,037
589
Sinopharm Group Co., Ltd. Class H
19,200
47
Straumann Holding AG
3,706
485
Stryker Corp.
558
142
Suzuken Co., Ltd.
21,700
572
Takeda Pharmaceutical Co., Ltd.
18,100
570
Thermo Fisher Scientific, Inc.
450
257
Toho Holdings Co., Ltd.
24,800
405
UCB SA
1,830
150
United Therapeutics Corp.(Æ)
498
131
UnitedHealth Group, Inc.
1,321
659
Universal Health Services, Inc. Class B
1,003
149
Vertex Pharmaceuticals, Inc.(Æ)
443
143
West Pharmaceutical Services, Inc.
985
262
WuXi AppTec Co., Ltd. Class H(Þ)
26,000
337
Zoetis, Inc. Class A
4,625
765
25,542
Materials and Processing - 5.6%
AddTech AB Class B
7,137
114
Air Liquide SA Class A
1,320
210
Air Products & Chemicals, Inc.
435
139
Aluminum Corp. of China, Ltd. Class
H
1,018,000
541
Amcor PLC
12,264
148
AngloGold Ashanti, Ltd. - ADR
28,629
602
Anhui Conch Cement Co., Ltd. Class H
108,000
409
AptarGroup, Inc.
1,287
149
ArcelorMittal SA(Æ)
34,186
1,057
Aris Mining Corp.(Æ)
51,834
179
Artemis Gold, Inc.(Æ)
80,314
286
Atlas Arteria, Ltd.
96,349
470
Axalta Coating Systems, Ltd.(Æ)
18,714
563
Ball Corp.
2,138
125
Bear Creek Mining Corp.(Æ)
109,903
64
Brenntag SE
1,855
138
Cameco Corp. Class A
16,149
452
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capstone Copper Corp.(Æ)
63,323
311
CCR SA
56,198
130
Celanese Corp. Class A
1,066
131
Cemex SAB de CV - ADR(Æ)
25,537
136
Chr Hansen Holding A/S
2,230
164
Constellium SE(Æ)
42,464
617
Copart , Inc.(Æ)
2,672
178
CRH PLC
24,127
1,122
Daqo New Energy Corp. - ADR(Æ)
2,176
99
DuPont de Nemours, Inc.
2,069
153
EMS- Chemie Holding AG
200
149
Endeavour Mining PLC
7,703
181
First Quantum Minerals, Ltd.
42,773
992
Freeport-McMoRan, Inc.
14,229
635
Fresnillo PLC
27,101
276
Gabriel Resources, Ltd.(Æ)
852,669
135
Geberit AG
217
124
Givaudan SA
57
185
Gold Fields, Ltd. - ADR
63,499
727
Graphic Packaging Holding Co.
6,845
165
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
171,716
603
Hokuetsu Corp.
9,700
62
IAMGOLD Corp.(Æ)(Ñ)
124,163
349
Impala Platinum Holdings, Ltd.
53,188
617
International Paper Co.
3,150
132
International Tower Hill Mines, Ltd.
(Æ)(Ñ)
104,920
61
Ivanhoe Electric, Inc.(Æ)(Ñ)
9,678
128
Ivanhoe Mines, Ltd. Class A(Æ)
90,590
851
JFE Holdings, Inc.
43,300
571
Koninklijke DSM NV
2,115
272
Kuraray Co., Ltd.
45,800
378
Lanxess AG
6,687
332
LG Chem , Ltd.
391
221
Linde PLC
1,861
612
Linde PLC(Æ)
500
165
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
31,400
130
LKQ Corp.
2,576
152
Lotte Chemical Corp.
1,064
154
LyondellBasell Industries Class A
1,791
173
MHP SE - GDR(Æ)
69,777
238
Muyuan Foods Co., Ltd. Class A
27,574
204
Newcrest Mining, Ltd.
100,133
1,604
NexGen Energy, Ltd.(Æ)
70,640
341
Nine Dragons Paper Holdings, Ltd.
469,000
422
Nippon Steel Corp.
51,400
1,070
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
302,827
66
NovaGold Resources, Inc.(Æ)
39,511
249
Oji Holdings Corp.
17,400
72
Pack Corp (The)
3,000
60
Packaging Corp. of America
1,952
279
Pan American Silver Corp.
19,464
355
Perpetua Resources Corp.(Æ)(Ñ)
31,042
111
Polyus PJSC(Æ)(Š)
4,869
—
PPG Industries, Inc.
1,131
147
Promotora y Operadora de
Infraestructura SAB de CV
14,183
137
Reliance Steel & Aluminum Co.
914
208
Rio Tinto PLC
2,990
234

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Gold, Inc.
5,456
693
Sabina Gold & Silver Corp.(Æ)
166,124
169
Seabridge Gold, Inc.(Æ)
33,253
437
Sealed Air Corp.
2,689
147
Semen Indonesia Persero Tbk PT
373,846
185
Sendas Distribuidora SA
11,167
43
Shin-Etsu Chemical Co., Ltd.
2,900
432
Siemens AG
1,182
184
Sika AG
931
265
Skshu Paint Co., Ltd. Class A(Æ)
11,000
202
SmartRent , Inc.(Æ)
170,878
499
Sociedad Quimica y Minera de Chile
SA - ADR
2,920
285
Symrise AG
1,259
133
Taiheiyo Cement Corp.
21,100
363
Ternium SA - ADR
1,918
77
Toagosei Co., Ltd.
17,900
162
Toray Industries, Inc.
197,700
1,215
Trane Technologies PLC
794
142
Tronox Holdings PLC Class A
82,186
1,410
Trusco Nakayama Corp.
17,700
290
UltraTech Cement, Ltd.
2,766
240
Univar Solutions, Inc. - ADR(Æ)
32,528
1,122
UPM- Kymmene OYJ
4,217
153
Vale SA Class B - ADR
51,572
963
Valvoline, Inc.
20,796
762
Western Copper & Gold Corp.(Æ)
31,468
58
Westrock Co.
3,473
136
Wheaton Precious Metals Corp.(Ñ)
18,953
867
Yara International ASA
3,252
144
Zijin Mining Group Co., Ltd. Class H
258,000
427
36,221
Producer Durables - 6.8%
3M Co.
2,372
273
Aalberts Industries NV
3,483
165
Adyen NV(Æ)(Þ)
109
165
Aena SME SA(Æ)(Þ)
5,607
841
Aeroports de Paris
1,068
165
Air China, Ltd. Class H(Æ)
264,000
236
Airbus Group SE
10,016
1,255
Airtac International Group
10,000
343
Allfunds Group PLC
39,379
315
Altra Industrial Motion Corp.
26,957
1,646
Amphenol Corp. Class A
1,735
138
Arcosa , Inc.
7,634
453
Auckland International Airport, Ltd.
(Æ)
35,979
198
Aurizon Holdings, Ltd.
74,687
195
Automatic Data Processing, Inc.
526
119
Avery Dennison Corp.
818
155
Azul SA - ADR(Æ)(Ñ)
17,992
127
BAE Systems PLC
76,246
806
Booz Allen Hamilton Holding Corp.
Class A
1,324
125
Bouygues SA - ADR
4,039
133
CAE, Inc.(Æ)
14,985
338
Canadian National Railway Co.
2,675
318
Caterpillar, Inc.
761
192
Cellnex Telecom SA(Þ)
6,561
257
CH Robinson Worldwide, Inc.
1,739
174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charoen Pokphand Foods PCL
513,200
367
China Communications Services Corp.,
Ltd. Class H
556,886
212
Cintas Corp.
422
187
CSX Corp.
34,964
1,081
Cummins, Inc.
963
240
Danone SA
22,556
1,234
DL E&C Co., Ltd.
3,270
102
Doosan Fuel Cell Co., Ltd.(Æ)
3,427
94
Dover Corp.
991
150
Eaton Corp. PLC
44
7
Eiffage SA
1,422
152
Emerson Electric Co.
1,447
131
Epiroc AB Class A
33,711
656
Equinox Gold Corp.(Æ)
122,239
560
Expeditors International of Washington,
Inc.
1,227
133
Experian PLC
4,117
151
FedEx Corp.
735
143
Flughafen Zurich AG(Æ)
1,866
340
Fortive Corp.
2,075
141
Fukuda Corp.
2,600
91
Full Truck Alliance Co., Ltd. - ADR(Æ)
35,439
285
General Dynamics Corp.
774
180
Getlink SE
29,044
492
Grupo Aeroportuario del Pacifico SAB
de CV Class B
18,943
327
Grupo Aeroportuario del Sureste SAB
de CV Class B
18,640
506
Guangshen Railway Co., Ltd. Class
H(Æ)
724,000
127
Hi Sun Technology China, Ltd.(Æ)
864,000
97
Hitachi, Ltd.
9,000
473
Honeywell International, Inc.
1,152
240
Huntington Ingalls Industries, Inc.
591
130
Hyster -Yale Materials Handling, Inc.
1,973
64
ICF International, Inc.
8,761
895
Illinois Tool Works, Inc.
620
146
Infrastrutture Wireless Italiane SpA (Þ)
11,854
130
InterGlobe Aviation, Ltd.(Æ)(Þ)
10,677
278
JB Hunt Transport Services, Inc.
828
157
JGC Holdings Corp.
19,100
250
Jiangsu Expressway Co., Ltd. Class H
162,000
160
Johnson Controls International PLC(Æ)
2,119
147
JTEKT Corp.
93,100
691
Kajima Corp.
50,900
625
Kamigumi Co., Ltd.
12,400
254
Kerry Group PLC Class A
3,226
303
Kirby Corp.(Æ)
12,902
913
Knight-Swift Transportation Holdings,
Inc.(Æ)
2,858
169
Kone OYJ Class B
7,677
419
Kyowa Exeo Corp.
25,000
454
L3Harris Technologies, Inc.
593
127
Landstar System, Inc.
974
168
Larsen & Toubro, Ltd.
17,039
443
LG Energy Solution, Ltd.(Æ)
609
259
Localiza Rent a Car SA
10,600
124
Luks Group Vietnam Holdings Co.,
Ltd.
224,000
35
Mitsubishi Corp.
9,200
308
Mitsui & Co., Ltd.
10,500
310

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA
8,861
1,081
NH Foods, Ltd.
10,200
306
Norfolk Southern Corp.
754
185
Northrop Grumman Corp.
322
144
NSK, Ltd.
224,400
1,262
Obayashi Corp.
30,600
237
Orient Overseas International, Ltd.
12,047
200
OSG Corp.
23,000
361
PACCAR Financial Corp.
1,580
173
Pacific Basin Shipping, Ltd.
1,121,000
396
Parker-Hannifin Corp.
470
153
Pyeong Hwa Automotive Co., Ltd.
8,879
52
Randstad NV
2,365
151
Regal Rexnord Corp.
1,111
155
Republic Services, Inc. Class A
630
79
Rumo SA
34,531
125
Ryanair Holdings PLC - ADR(Æ)
10,296
932
S&P Global, Inc.
2,058
772
Sabre Corp.(Æ)
12,546
85
Sandvik AB
10,126
209
Schindler Holding AG
1,856
383
Schneider National, Inc. Class B
6,332
168
Seiko Epson Corp.
30,600
461
Seino Holdings Co., Ltd.
45,800
457
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000
142
Shanghai International Airport Co., Ltd.
Class A(Æ)
40,519
364
Sight Sciences, Inc.(Æ)
67,422
776
SkyWest, Inc.(Æ)
17,295
359
Snap-on, Inc.
626
156
Stanley Electric Co., Ltd.
22,900
493
Stolt-Nielsen, Ltd. Class A
2,789
73
Sumitomo Heavy Industries, Ltd.
12,500
278
Suofeiya Home Collection Co., Ltd.
Class A
66,400
206
Tachi -S Co., Ltd. Class S
7,000
65
Techtronic Industries Co., Ltd.
32,000
413
Teledyne Technologies, Inc.(Æ)
308
131
Transurban Group - ADR(Æ)
88,461
867
TreeHouse Foods, Inc.(Æ)
28,550
1,383
Trelleborg AB Class B
21,153
529
Union Pacific Corp.
1,205
246
United Parcel Service, Inc. Class B
806
149
Vectrus , Inc.(Æ)
14,461
639
Vinci SA
4,147
468
Waste Management, Inc.
933
144
Weir Group PLC (The)
47,108
1,037
West Japan Railway Co.
4,300
180
Westinghouse Air Brake Technologies
Corp.
1,348
140
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
57,440
394
WW Grainger, Inc.
234
138
44,287
Technology - 7.6%
Accenture PLC Class A
2,233
623
Activision Blizzard, Inc.
1,802
138
Adobe, Inc.(Æ)
2,027
751
Allegion PLC
2,918
343
Alphabet, Inc. Class A(Æ)
17,452
1,725
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alphabet, Inc. Class C(Æ)
12,832
1,282
Alps Alpine Co., Ltd.
28,000
289
Amdocs, Ltd.
1,777
163
Analog Devices, Inc.
1,161
199
Ansys , Inc.(Æ)
997
266
Apple, Inc.
21,762
3,140
Arrow Electronics, Inc.(Æ)
1,129
133
ASML Holding NV
1,285
851
Assa Abloy AB Class B
6,102
144
Augmedix , Inc.(Æ)
77,152
119
Autodesk, Inc.(Æ)
1,623
349
AutoStore Holdings, Ltd.(Æ)(Þ)
115,181
266
Avnet, Inc.
3,370
155
Baidu, Inc. Class A(Æ)
19,550
330
BE Semiconductor Industries NV
5,210
372
Bechtle AG
12,370
519
Booking Holdings, Inc.(Æ)
451
1,098
CACI International, Inc. Class A(Æ)
549
169
Cars.com, Inc.(Æ)
34,096
583
CDW Corp.
733
144
Cisco Systems, Inc.
7,017
341
Cognizant Technology Solutions Corp.
Class A
3,059
204
Corning, Inc.
5,323
184
Cosel Co., Ltd.
12,200
104
Eizo Corp.
5,100
142
Electronic Arts, Inc.
5,285
680
en -japan, Inc.
17,800
339
Enovis Corp. Class W(Æ)
3,846
242
FANUC Corp.
8,400
1,487
Fiserv, Inc.(Æ)
1,357
145
Fortnox AB
42,741
216
Globalwafers Co., Ltd.
6,000
106
Hewlett Packard Enterprise Co.
9,799
158
Hon Hai Precision Industry Co., Ltd.
161,000
537
HP, Inc.(Æ)
7,371
215
Icom , Inc.
3,300
65
Infineon Technologies AG - ADR
20,593
737
Infosys, Ltd. - ADR
31,238
587
Intel Corp.
14,974
423
International Business Machines Corp.
1,032
139
Juniper Networks, Inc.
4,211
136
KBR, Inc.
15,735
806
Keyence Corp.
400
185
Leidos Holdings, Inc.
1,291
128
LG Corp. Class H
6,237
421
Mabuchi Motor Co., Ltd.
15,300
438
Maxar Technologies, Inc.
56,120
2,900
MediaTek , Inc.
35,000
848
Meta Platforms, Inc. Class A(Æ)
1,774
264
Micron Technology, Inc.
2,226
134
Microsoft Corp.
12,896
3,196
Momentive Global, Inc.(Æ)
188,190
1,451
Motorola Solutions, Inc.
649
167
NetScout Systems, Inc.(Æ)
30,084
966
ON24, Inc.(Æ)
90,782
842
Oracle Corp.
1,911
169
Otsuka Corp.
5,000
165
Philips Lighting NV(Þ)
29,498
1,065
Qorvo , Inc.(Æ)
1,724
187

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rambus, Inc.(Æ)
13,581
550
Roper Technologies, Inc.
302
129
Ryosan Co., Ltd.
2,100
48
Sage Group PLC (The)
109,377
1,049
Samsung Electronics Co., Ltd.
21,618
1,081
SAP SE - ADR
2,764
325
SK Hynix, Inc.
21,849
1,590
Skyworks Solutions, Inc.
1,550
170
Softcat PLC
24,374
364
SS&C Technologies Holdings, Inc.
2,638
159
Swisscom AG
437
258
Taiwan Semiconductor Manufacturing
Co., Ltd.
207,000
3,652
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
9,797
908
Texas Instruments, Inc.
1,056
187
Tokyo Electron, Ltd.
1,400
491
Trip.com Group, Ltd. - ADR(Æ)
29,196
1,073
Unimicron Technology Corp.
29,000
134
United Microelectronics Corp.
164,000
268
UT Group Co., Ltd.
5,800
118
Worldline SA(Æ)(Þ)
14,165
642
48,866
Utilities - 3.2%
Alliant Energy Corp.
2,983
161
American Water Works Co., Inc.
1,036
162
AT&T, Inc.
17,847
364
Atmos Energy Corp.
1,217
143
Avangrid , Inc.
3,155
133
Bharti Airtel, Ltd.
68,493
645
CenterPoint Energy, Inc.
4,922
148
Centrais Eletricas Brasileiras SA
128,184
1,027
CGN Power Co., Ltd. Class H(Þ)
2,392,000
559
Cheniere Energy, Inc.
3,353
512
China Resources Gas Group, Ltd.
129,500
545
CMS Energy Corp.
2,024
128
Consolidated Edison, Inc.
1,497
143
Deutsche Telekom AG
8,018
178
Dominion Energy, Inc.
6,172
393
DT Midstream, Inc.
4,221
231
DTE Energy Co.
1,059
123
Duke Energy Corp.
7,622
781
E.ON SE
13,569
147
Edison International
2,028
140
Emera , Inc.(Ñ)
2,483
99
Enagas SA
6,559
118
Enbridge, Inc.
5,687
233
Endesa SA - ADR
6,283
125
Enel SpA
33,611
198
Energias de Portugal SA
33,121
165
ENN Energy Holdings, Ltd.
13,300
200
Entergy Corp.
2,966
321
Evergy , Inc.
1,705
107
Eversource Energy(Æ)
1,588
131
Exelon Corp.
10,089
426
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279
—
FirstEnergy Corp.
7,483
306
Guangdong Investment, Ltd.
70,000
76
Hera SpA
16,895
49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberdrola SA
48,813
571
Inpex Corp.
11,400
126
Koninklijke KPN NV
56,811
194
Korea Electric Power Corp.
26,216
423
Korea Electric Power Corp. - ADR(Ñ)
11,267
90
Kosmos Energy, Ltd.(Æ)
22,558
178
KT Corp.
3,982
114
KT Corp. - ADR
62,835
899
LG Uplus Corp.
94,442
855
MEG Energy Corp. Class A(Æ)
10,949
181
MTN Group, Ltd.
29,257
248
National Fuel Gas Co.
2,892
168
National Grid PLC
58,634
746
NextEra Energy, Inc.
8,775
655
ONE Gas, Inc.
552
45
Pembina Pipeline Corp.
5,228
186
Pinnacle West Capital Corp.
1,571
117
PPL Corp.
6,667
197
Red Electrica Corp. SA
7,131
126
RusHydro PJSC(Š)
104,654,642
—
Scottish & Southern Energy PLC
22,500
480
Sempra Energy
884
142
Severn Trent PLC Class H
3,803
132
Snam Rete Gas SpA
30,484
155
Southern Co. (The)
1,931
131
TC Energy Corp.(Æ)
4,387
189
Telenor ASA
15,238
159
Terna Rete Elettrica Nazionale SpA
17,132
136
T-Mobile USA, Inc.(Æ)
4,537
677
Tokyo Gas Co., Ltd.
60,900
1,272
UGI Corp.
3,252
130
United Utilities Group PLC
10,219
134
Veolia Environnement SA
25,751
764
Verizon Communications, Inc.
11,622
483
WEC Energy Group, Inc.(Æ)
1,388
130
Xcel Energy, Inc.
5,194
357
20,807
Total Common Stocks
(cost $299,442) 322,745
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
7.701% (Ÿ) 6,254 439
7.730% (Ÿ) 1,074 75
514
Consumer Staples - 0.1%
Henkel AG & Co. KGaA
2.675% (Ÿ) 3,745 266
Energy - 0.0%
Petroleo Brasileiro SA
39.575% (Ÿ) 46,388 238
Financial Services - 0.0%
Banco Bradesco SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.608% (Ÿ) 47,421 131
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.458% (Ÿ) 3,168 142
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.696% (Ÿ) 8,191 369
Utilities - 0.0%
Raizen Energia SA
4.882% (Ÿ) 292,900 190
Total Preferred Stocks
(cost $1,958) 1,850
Options Purchased - 0.6%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023 4,000.00
Put (64) USD 21
(ÿ)
1,381
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 2.670%/USD 3
Month LIBOR, USD 6,355, 12/17/35)
Bank of America Dec 2025 0.00
Call (1) 6,355
(ÿ)
265
(Bank of America, USD 2.680%/USD 3
Month LIBOR, USD 6,164, 12/17/35)
Bank of America Dec 2025 0.00
Call (1) 6,164
(ÿ)
259
(Bank of America, USD 3.343%/USD 3
Month LIBOR, USD 5,221, 12/31/35)
Bank of America Dec 2025 0.00
Call (1) 5,221
(ÿ)
378
(Citigroup, USD 3.270%/USD 3 Month
LIBOR, USD 9,564, 04/19/28)
Citigroup Apr 2023 0.00 Call (1) 9,564
(ÿ)
83
(Goldman Sachs, USD 3.920%/USD 3
Month LIBOR, USD 2,595, 02/10/33)
Goldman Sachs Feb 2023 0.00 Call
(1) 2,595
(ÿ)
159
(JP Morgan, USD 3.187%/USD 3
Month LIBOR, USD 2,642, 01/07/36)
JPMorgan Chase Jan 2026 0.00 Call
(1) 2,642
(ÿ)
171
(Bank of America, USD 3 Month
LIBOR/USD 3.170%, USD 6,355,
12/17/35)
Bank of America Dec 2025 0.00
Put (1) 6,355
(ÿ)
303
(Bank of America, USD 3 Month
LIBOR/USD 3.180%, USD 6,164,
12/17/35)
Bank of America Dec 2025 0.00
Put (1) 6,164
(ÿ)
291
(Bank of America, USD 3 Month
LIBOR/USD 3.343%, USD 5,221,
12/31/35)
Bank of America Dec 2025 0.00
Put (1) 5,221
(ÿ)
231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, USD 3 Month LIBOR/USD
3.270%, USD 9,564, 04/19/28)
Citigroup Apr 2023 0.00 Put (1) 9,564
(ÿ)
98
(Goldman Sachs, USD 3 Month
LIBOR/USD 3.920%, USD 2,595,
02/10/33)
Goldman Sachs Feb 2023 0.00 Put
(1) 2,595
(ÿ)
—
(JP Morgan, USD 3 Month LIBOR/
USD 3.187%, USD 2,642, 01/07/36)
JPMorgan Chase Jan 2026 0.00 Put
(1) 2,642
(ÿ)
129
Total Options Purchased
(cost $4,008) 3,748
Short-Term Investments - 16.8%
ADM Ag Holding, Ltd.
4.976% due 08/26/23 400 393
Apollo Commercial Real Estate
Finance, Inc.
5.375% due 10/15/23 2,549 2,509
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,424 1,412
Carrefour SA
Series CAFP
4.589% due 06/14/23 200 196
China Government International Bond
Series REGS
0.400% due 10/21/23 953 925
Colony Capital, Inc.
5.000% due 04/15/23 1,187 1,176
DocuSign, Inc.
1.000% due 01/15/24 1,374 1,306
Greenlight Capital, Inc.
4.000% due 08/01/23 1,031 1,000
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 409 423
Illumina, Inc.
2.248% due 08/15/23 (Þ) 1,650 1,603
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 1,300 1,280
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,969 1,973
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,625 1,582
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 1,497 1,430
New Mountain Finance Corp.
5.750% due 08/15/23 1,610 1,617
New Relic, Inc.
0.500% due 05/01/23 1,410 1,390
Novavax , Inc.
3.750% due 02/01/23 (ç) 1,675 1,675
NuVasive , Inc.
1.000% due 06/01/23 1,158 1,141
Patrick Industries, Inc.
1.000% due 02/01/23 (ç) 2,153 2,153
PRA Group, Inc.
3.500% due 06/01/23 408 407
Q2 Holdings, Inc.
0.750% due 02/15/23 367 389

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SFL Corp., Ltd.
4.875% due 05/01/23 1,355 1,339
Splunk , Inc.
0.500% due 09/15/23 (Þ) 2,628 2,556
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê) 669 227
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,483 1,473
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,679 2,646
U.S. Cash Management Fund(@) 71,367,031
(∞)
71,353
United Kingdom Gilt
3.000% due 01/31/24 GBP 200 238
United States Treasury Bills
1.948% due 02/02/23 (ç)(ž) 279 279
4.333% due 02/23/23 (ž) 1,847 1,842
Wix.com, Ltd.
0.000% due 07/01/23 850 830
Total Short-Term Investments
(cost $109,118) 108,763
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×)
8,429,776
8,430
Total Other Securities
(cost $8,430) 8,430
Total Investments - 134.1%
(identified cost $846,643) 866,661
Securities Sold Short - (7.4)%
Long-Term Investments - (7.4)%
Mortgage-Backed Securities - (7.4)%
Fannie Mae
30 Year TBA(Ï)
2.000% (3,000) (2,521)
2.500% (4,000) (3,502)
3.000% (3,000) (2,725)
4.000% (2,000) (1,931)
5.000% (19,000) (19,070)
5.500% (14,000) (14,226)
6.000% (4,000) (4,108)
(48,083)
Total Long-Term Investments
(proceeds $47,775) (48,083)
Total Securities Sold Short
(proceeds $47,775) (48,083)
Other Assets and Liabilities,
Net - (26.7)%
(172,405)
Net Assets - 100.0%
646,173

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 447
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.6%
Adyen NV 09/23/22 EUR 109 1,339.77 146
165
Aena SME SA 04/27/20 EUR 5,607 130.55 732
841
Akeso , Inc. 10/21/22 HKD 28,000 3.94 110
170
Alteryx , Inc. 03/29/21 1,353,000 94.77 1,282
1,252
AutoStore Holdings, Ltd. 10/22/21 NOK 115,181 3.83 441
266
Avenue Supermarts , Ltd. 12/19/22 INR 6,290 49.05 308
270
Cellnex Telecom SA 07/15/22 EUR 6,561 38.97 256
257
CGN Power Co., Ltd. 02/18/22 HKD 2,392,000 0.26 611
559
Chegg , Inc. 08/02/22 2,605,000 79.99 2,084
2,047
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 13,800 23.46 324
424
DigitalOcean Holdings, Inc. 07/28/22 259,000 76.20 197
199
Dino Polska SA 01/12/21 PLN 7,058 71.90 507
639
Fiverr International, Ltd. 01/10/23 1,379,000 84.32 1,163
1,160
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 37,160 8.55 318
338
Hapvida Participacoes e Investimentos SA 06/10/22 BRL 279,100 1.22 341
283
Hong Kong Government International Bond 01/04/23 247,000 99.63 246
252
Hong Kong Government International Bond 01/04/23 200,000 99.68 199
200
Hungary Government International Bond 01/04/23 200,000 99.28 199
207
Illumina, Inc. 07/18/22 1,650,000 97.56 1,610
1,603
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 11,854 10.92 129
130
InterDigital , Inc. 11/28/22 603,000 96.05 579
621
InterGlobe Aviation, Ltd. 06/10/22 INR 10,677 23.26 248
278
Ionis Pharmaceuticals, Inc. 05/17/21 1,072,000 93.82 1,006
990
Kuaishou Technology 06/10/22 HKD 66,300 9.99 662
580
La Francaise des Jeux SAEM 05/06/22 EUR 3,856 36.17 139
165
Liberty Latin America, Ltd. 11/16/22 1,061,000 90.71 962
972
Liberty Media Corp. 03/05/21 2,020,000 99.64 2,013
1,927
Lyft, Inc. 08/02/22 1,379,000 91.15 1,257
1,263
MDGH - GMTN BV 10/18/22 230,000 98.61 227
246
Meituan 06/10/22 HKD 26,356 24.95 658
587
Momo , Inc. 01/06/23 856,000 97.00 830
820
NCL Corp., Ltd. 11/22/22 511,000 77.19 394
390
NuVasive , Inc. 11/22/22 2,058,000 88.27 1,816
1,837
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 102,200 8.32 850
748
Philips Lighting NV 06/10/22 EUR 29,498 32.60 962
1,065
PolyPeptide Group AG 05/07/21 CHF 2,509 89.49 224
73
Poste Italiane SpA 06/17/22 EUR 13,002 9.52 124
139
Republic of Serbia Government International Bond 01/19/23 271,000 97.71 265
272
RingCentral, Inc. 08/03/22 1,951,000 87.08 1,699
1,706
Romania Government International Bond 01/05/23 250,000 99.46 249
269
Romania Government International Bond 01/05/23 286,000 99.70 285
302
Samsung Biologics Co., Ltd. 04/22/22 KRW 905 638.59 578
586
Saudi Arabian Oil Co. 06/13/22 SAR 47,988 9.10 436
422
Saudi Government International Bond 01/10/23 220,000 92.70 204
210
Saudi Government International Bond 01/10/23 276,000 99.66 275
280
Seagate HDD Cayman 01/15/21 135,405 128.40 174
153
Siemens Healthineers AG 02/05/21 EUR 11,037 56.93 628
589
SoFi Technologies, Inc. 08/03/22 3,497,000 75.08 2,626
2,619
Splunk , Inc. 09/28/22 2,628,000 97.24 2,555
2,556
Transnet SOC, Ltd. 01/30/23 373,000 100.00 373
374
Turkiye Ihracat Kredi Bankasi AS 01/24/23 200,000 99.43 199
200
Unity Software, Inc. 11/29/22 293,000 74.67 219
226
Wayfair, Inc. 01/09/23 2,564,000 69.50 1,782
1,949
Western Digital Corp. 04/14/20 2,224,000 98.47 2,190
2,135
WH Group, Ltd. 12/10/21 HKD 317,000 0.62 195
195
Wix.com, Ltd. 09/28/22 1,855,000 85.45 1,585
1,591
Worldline SA 06/17/20 EUR 14,165 66.97 949
642
WuXi AppTec Co., Ltd. 06/11/21 HKD 26,000 20.89 543
337
Yellow Cake PLC 07/08/19 GBP 62,031 2.64 164
319
ZhongAn Online P&C Insurance Co., Ltd. 01/13/23 HKD 149,700 3.44 514 498
42,393
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 596 02/23
(3)
CAC40 Euro Index Futures 18 EUR 1,276 02/23
(3)
Dow Jones Index Futures 3 EUR 1,138 03/23
50
Dow Jones U.S. Real Estate Index Futures 742 USD 26,742 03/23
1,626
EURO STOXX 50 Index Futures 26 EUR 1,084 03/23
55
FTSE 100 Index Futures 15 GBP 1,162 03/23
50
FTSE/MIB Index Futures 3 EUR 400 03/23
32
Hang Seng Index Futures 3 HKD 3,286 02/23
(13)
IBEX 35 Index Futures 4 EUR 362 02/23
6
MSCI Emerging Markets Index Futures 132 USD 6,894 03/23
391
MSCI Singapore Index Futures 496 SGD 15,103 02/23
(4)
NASDAQ 100 E-Mini Index Futures 48 USD 11,666 03/23
447
OMXS30 Index Futures 16 SEK 3,522 02/23
(3)
S&P 500 E-Mini Index Futures 644 USD 131,698 03/23
3,193
S&P/TSX 60 Index Futures 24 CAD 6,019 03/23
158
SPI 200 Index Futures 47 AUD 8,724 03/23
237
TOPIX Index Futures 13 JPY 256,815 03/23
29
United States 2 Year Treasury Note Futures 494 USD 101,590 03/23
(103)
United States 5 Year Treasury Note Futures 80 USD 8,739 03/23
95
United States 10 Year Treasury Note Futures 1,332 USD 152,535 03/23 2,151
Short Positions
EURO STOXX 50 Index Futures 134 EUR 5,589 03/23
(98)
Euro-Bund Futures 2 EUR 274 03/23
9
FTSE 100 Index Futures 13 GBP 1,007 03/23
(45)
Hang Seng Index Futures 317 HKD 347,147 02/23
1,356
Russell 2000 E-Mini Index Futures 748 USD 72,533 03/23
(4,323)
TOPIX Index Futures 132 JPY 2,607,660 03/23
(223)
United States 5 Year Treasury Note Futures 29 USD 3,168 03/23
16
United States 10 Year Treasury Note Futures 26 USD 2,977 03/23 (2)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5,081
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Call 64 4,500.00 USD 25 12/15/23 (726)
S&P 500 Index Morgan Stanley Put 64 3,450.00 USD 21 12/15/23 (611)
Total Liability for Options Written (premiums received $1,337) (1,337)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,068 AUD 1,550 03/15/23 29
Bank of America USD 169 CAD 225 02/10/23 —
Bank of America USD 5,801 CAD 7,847 02/10/23 97
Bank of America USD 1,925 CAD 2,609 03/15/23 36
Bank of America USD 558 CHF 510 03/15/23 1
Bank of America USD 3,687 EUR 3,436 03/15/23 58
Bank of America USD 92 HKD 723 02/02/23 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 449
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,944 SEK 61,604 02/10/23 (50)
Bank of America DKK 6,388 USD 921 03/15/23 (15)
Bank of America JPY 148,567 USD 1,114 03/15/23 (33)
Bank of America SEK 28,040 USD 2,672 02/10/23 (11)
Bank of New York USD 60 NZD 93 02/10/23 —
Bank of New York USD 5,859 NZD 9,248 02/10/23 119
Commonwealth Bank of Australia USD 1,069 AUD 1,550 03/15/23 27
Commonwealth Bank of Australia USD 1,925 CAD 2,609 03/15/23 36
Commonwealth Bank of Australia USD 557 CHF 510 03/15/23 2
Commonwealth Bank of Australia USD 3,684 EUR 3,436 03/15/23 62
Commonwealth Bank of Australia DKK 6,388 USD 921 03/15/23 (15)
Commonwealth Bank of Australia JPY 148,567 USD 1,115 03/15/23 (33)
HSBC USD 1,067 AUD 1,550 03/15/23 29
HSBC USD 1,925 CAD 2,609 03/15/23 36
HSBC USD 556 CHF 510 03/15/23 3
HSBC USD 1,909 EUR 1,750 03/15/23 (2)
HSBC USD 3,681 EUR 3,436 03/15/23 64
HSBC USD 2,331 JPY 301,350 03/15/23 (3)
HSBC DKK 6,388 USD 921 03/15/23 (16)
HSBC HKD 74,730 USD 9,598 03/15/23 48
HSBC JPY 148,567 USD 1,114 03/15/23 (34)
HSBC JPY 436,930 USD 3,236 03/15/23 (139)
JPMorgan Chase USD 2,513 EUR 2,360 03/15/23 59
JPMorgan Chase GBP 350 USD 433 03/15/23 1
Lloyds EUR 100 USD 109 03/15/23 —
Northern Trust EUR 125 USD 135 03/15/23 (2)
Royal Bank of Canada USD 1,068 AUD 1,550 03/15/23 28
Royal Bank of Canada USD 1,926 CAD 2,609 03/15/23 35
Royal Bank of Canada USD 558 CHF 510 03/15/23 1
Royal Bank of Canada USD 133 EUR 125 03/15/23 3
Royal Bank of Canada USD 3,686 EUR 3,436 03/15/23 59
Royal Bank of Canada USD 116 HKD 905 02/01/23 —
Royal Bank of Canada DKK 6,388 USD 922 03/15/23 (14)
Royal Bank of Canada EUR 3,632 USD 3,875 03/15/23 (83)
Royal Bank of Canada EUR 10,270 USD 10,962 03/15/23 (233)
Royal Bank of Canada JPY 5,771 USD 44 02/10/23 —
Royal Bank of Canada JPY 357,783 USD 2,736 02/10/23 (16)
Royal Bank of Canada JPY 148,567 USD 1,115 03/15/23 (32)
State Street USD 3,120 EUR 2,939 02/10/23 77
State Street USD 532 HKD 4,134 03/15/23 (3)
State Street USD 77 SEK 778 03/15/23 (2)
State Street CAD 6,980 USD 5,102 03/15/23 (145)
State Street EUR 5,507 USD 5,990 02/10/23 —
State Street EUR 100 USD 109 03/15/23 —
State Street EUR 7,268 USD 7,756 03/15/23 (166)
State Street GBP 1,843 USD 2,293 03/15/23 19
State Street GBP 2,250 USD 2,746 03/15/23 (31)
Toronto Dominion Bank USD 1,068 AUD 1,550 03/15/23 28
Toronto Dominion Bank USD 1,924 CAD 2,609 03/15/23 37
Toronto Dominion Bank USD 556 CHF 510 03/15/23 3
Toronto Dominion Bank USD 3,681 EUR 3,436 03/15/23 65
Toronto Dominion Bank DKK 6,388 USD 920 03/15/23 (16)
Toronto Dominion Bank JPY 148,567 USD 1,114 03/15/23 (34)
UBS USD 39 AUD 55 02/10/23 —
UBS AUD 4,643 USD 3,186 02/10/23 (93)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS CHF 258 USD 280 02/10/23 (2)
UBS CHF 8,306 USD 8,969 02/10/23 (112)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (273)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,627 SOFR
(4)
4.393%
(4)
01/03/25
— (10) (10)
Barclays USD 11,656 SOFR
(4)
4.446%
(4)
01/04/25
— (37) (37)
Barclays USD 6,069 4.356%
(4)
SOFR
(4)
01/06/25
— 9 9
Barclays USD 53 SOFR
(4)
4.487%
(4)
01/09/25
— — —
Barclays USD 3,433 4.249%
(4)
SOFR
(4)
01/13/25
— (1) (1)
Barclays USD 2,340 4.145%
(4)
SOFR
(4)
01/17/25
— (5) (5)
Barclays USD 6,366 4.157%
(4)
SOFR
(4)
01/17/25
— (12) (12)
Barclays USD 3,407 4.167%
(4)
SOFR
(4)
01/18/25
— (5) (5)
Barclays USD 5,589 4.190%
(4)
SOFR
(4)
01/19/25
— (6) (6)
Barclays USD 9,432 SOFR
(4)
4.082%
(4)
01/23/25
— 29 29
Barclays USD 10,600 4.117%
(4)
SOFR
(4)
01/23/25
— (26) (26)
Barclays USD 10,501 4.189%
(4)
SOFR
(4)
01/26/25
— (10) (10)
Barclays USD 5,101 4.226%
(4)
SOFR
(4)
01/31/25
— (1) (1)
Barclays USD 1,924 SOFR
(4)
4.265%
(4)
02/01/25
— (1) (1)
Barclays USD 47,028 SOFR
(4)
4.100%
(4)
03/15/25
47 (24) 23
Barclays USD 7,191 3.675%
(4)
SOFR
(4)
12/30/27
— 89 89
Barclays USD 6,163 3.753%
(4)
SOFR
(4)
01/04/28
— 98 98
Barclays USD 1,733 SOFR
(4)
3.562%
(4)
01/06/28
— (13) (13)
Barclays USD 1,081 SOFR
(4)
3.686%
(4)
01/10/28
— (14) (14)
Barclays USD 1,302 SOFR
(4)
3.445%
(4)
01/12/28
— (3) (3)
Barclays USD 2,339 3.397%
(4)
SOFR
(4)
01/13/28
— — —
Barclays USD 1,209 SOFR
(4)
3.278%
(4)
01/20/28
— 6 6
Barclays USD 3,690 3.216%
(4)
SOFR
(4)
01/20/28
— (29) (29)
Barclays USD 4,990 3.220%
(4)
SOFR
(4)
01/23/28
— (39) (39)
Barclays USD 9,798 3.360%
(4)
SOFR
(4)
01/24/28
— (14) (14)
Barclays USD 5,195 SOFR
(4)
3.432%
(4)
01/31/28
— (10) (10)
Barclays USD 70,208 SOFR
(4)
3.700%
(4)
03/15/28
(502) (631) (1,133)
Barclays USD 1,975 SOFR
(4)
3.524%
(4)
12/29/32
— (53) (53)
Barclays USD 2,683 SOFR
(4)
3.468%
(4)
12/29/32
— (60) (60)
Barclays USD 5,127 SOFR
(4)
3.494%
(4)
12/30/32
— (125) (125)
Barclays USD 2,424 3.526%
(4)
SOFR
(4)
01/03/33
— 66 66
Barclays USD 1,953 3.432%
(4)
SOFR
(4)
01/05/33
— 38 38
Barclays USD 2,320 SOFR
(4)
3.458%
(4)
01/05/33
— (50) (50)
Barclays USD 1,328 SOFR
(4)
3.387%
(4)
01/09/33
— (21) (21)
Barclays USD 2,117 3.197%
(4)
SOFR
(4)
01/11/33
— (1) (1)
Barclays USD 2,002 SOFR
(4)
3.272%
(4)
01/12/33
— (12) (12)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 451
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,971 3.134%
(4)
SOFR
(4)
01/17/33
— (11) (11)
Barclays USD 931 3.192%
(4)
SOFR
(4)
01/19/33
— (1) (1)
Barclays USD 2,048 SOFR
(4)
3.200%
(4)
01/19/33
— 1 1
Barclays USD 3,996 SOFR
(4)
3.246%
(4)
01/19/33
— (15) (15)
Barclays USD 2,640 3.121%
(4)
SOFR
(4)
01/27/33
— (18) (18)
Barclays USD 15,506 3.300%
(4)
SOFR
(4)
03/15/33
238 (82) 156
Barclays USD 898 SOFR
(4)
3.248%
(4)
12/30/52
— (51) (51)
Barclays USD 1,195 SOFR
(4)
3.160%
(4)
12/30/52
— (47) (47)
Barclays USD 1,556 3.109%
(4)
SOFR
(4)
01/09/53
— 47 47
Barclays USD 560 SOFR
(4)
2.938%
(4)
01/10/53
— 2 2
Barclays USD 2,002 2.943%
(4)
SOFR
(4)
01/10/53
— (5) (5)
Barclays USD 2,002 2.945%
(4)
SOFR
(4)
01/10/53
— (4) (4)
Barclays USD 1,785 2.974%
(4)
SOFR
(4)
01/11/53
— 7 7
Barclays USD 623 SOFR
(4)
3.004%
(4)
01/12/53
— (6) (6)
Barclays USD 792 2.884%
(4)
SOFR
(4)
01/17/53
— (11) (11)
Barclays USD 792 2.886%
(4)
SOFR
(4)
01/17/53
— (11) (11)
Barclays USD 1,163 2.930%
(4)
SOFR
(4)
01/17/53
— (6) (6)
Barclays USD 667 2.916%
(4)
SOFR
(4)
01/23/53
— (5) (5)
Barclays USD 905 SOFR
(4)
2.973%
(4)
01/24/53
— (3) (3)
Barclays USD 480 SOFR
(4)
3.005%
(4)
01/25/53
— (5) (5)
Barclays USD 515 SOFR
(4)
2.989%
(4)
01/25/53
— (4) (4)
Barclays USD 674 SOFR
(4)
3.007%
(4)
01/25/53
— (7) (7)
Barclays USD 577 2.932%
(4)
SOFR
(4)
01/26/53
— (2) (2)
Barclays USD 974 SOFR
(4)
2.995%
(4)
01/26/53
— (8) (8)
Barclays USD 672 2.900%
(4)
SOFR
(4)
03/15/53
(33) 28 (5)
Morgan Stanley USD 290,000 SOFR
(2)
3.400%
(4)
09/21/24
(1,494) 6,381 4,887
Morgan Stanley USD 45,000 SOFR
(2)
3.200%
(4)
09/21/32 (1,421) 1,444 23
Total Open Interest Rate Swap Contracts (å) (3,165) 6,730 3,565
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley 2.265% USD 843 (5.000%)
(2)
06/20/27
(80) (8) (88)
Ally Financial, Inc. Morgan Stanley 2.408% USD 843 (5.000%)
(2)
12/20/27
(74) (18) (92)
Ally Financial, Inc. Morgan Stanley 2.528% USD 100 (5.000%)
(2)
06/20/28
(10) (1) (11)
Anglo American PLC Morgan Stanley 1.407% EUR 95 (5.000%)
(2)
06/20/27
(12) (3) (15)
Anglo American PLC Morgan Stanley 1.553% EUR 95 (5.000%)
(2)
12/20/27
(16) — (16)
Arcelor Mittal Morgan Stanley 1.685% EUR 120 (5.000%)
(2)
06/20/27
(10) (7) (17)
Arcelor Mittal Morgan Stanley 1.850% EUR 120 (5.000%)
(2)
12/20/27
(18) — (18)
Calpine Corp. Morgan Stanley 4.074% USD 393 (5.000%)
(2)
06/20/27
(6) (7) (13)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Calpine Corp. Morgan Stanley 4.213% USD 170 (5.000%)
(2)
12/20/27
(6) — (6)
Cleveland-Cliffs, Inc. Morgan Stanley 2.688% USD 225 (5.000%)
(2)
06/20/27
(10) (10) (20)
Cleveland-Cliffs, Inc. Morgan Stanley 2.850% USD 225 (5.000%)
(2)
12/20/27
(20) — (20)
CSC Holdings, LLC Morgan Stanley 12.973% USD 400 (5.000%)
(2)
06/20/27
14 74 88
CSC Holdings, LLC Morgan Stanley 13.008% USD 33 (5.000%)
(2)
12/20/27
6 2 8
Dell, Inc. Morgan Stanley 1.209% USD 500 (1.000%)
(2)
06/20/27
21 (17) 4
Dell, Inc. Morgan Stanley 1.314% USD 500 (1.000%)
(2)
12/20/27
6 1 7
Fiat Morgan Stanley 1.463% EUR 508 (5.000%)
(2)
06/20/27
(57) (21) (78)
Ford Motor Co. Morgan Stanley 2.902% USD 300 (5.000%)
(2)
06/20/27
(10) (13) (23)
Ford Motor Co. Morgan Stanley 3.030% USD 300 (5.000%)
(2)
12/20/27
(22) (2) (24)
General Motors Co. Morgan Stanley 1.747% USD 180 (5.000%)
(2)
06/20/27
(21) (2) (23)
General Motors Co. Morgan Stanley 1.832% USD 180 (5.000%)
(2)
12/20/27
(22) (2) (24)
HCA, Inc. Morgan Stanley 1.094% USD 506 (5.000%)
(2)
06/20/27
(68) (10) (78)
HCA, Inc. Morgan Stanley 1.177% USD 506 (5.000%)
(2)
12/20/27
(87) 3 (84)
Iron Mountain Inc. Morgan Stanley 1.815% USD 329 (5.000%)
(2)
06/20/27
(31) (10) (41)
Iron Mountain Inc. Morgan Stanley 1.957% USD 329 (5.000%)
(2)
12/20/27
(42) (1) (43)
J Sainsbury PLC Morgan Stanley 1.149% EUR 100 (1.000%)
(2)
06/20/27
3 (2) 1
J Sainsbury PLC Morgan Stanley 1.264% EUR 100 (1.000%)
(2)
12/20/27
1 — 1
KB Home Morgan Stanley 2.485% USD 268 (5.000%)
(2)
06/20/27
(8) (18) (26)
Kraft Heinz Foods Co. Morgan Stanley 0.642% USD 324 (1.000%)
(2)
06/20/27
(2) (3) (5)
Kraft Heinz Foods Co. Morgan Stanley 0.689% USD 324 (1.000%)
(2)
12/20/27
(4) — (4)
Lennar Corp. Morgan Stanley 1.037% USD 455 (5.000%)
(2)
06/20/27
(53) (21) (74)
Lennar Corp. Morgan Stanley 1.043% USD 338 (5.000%)
(2)
06/20/27
(41) (12) (53)
Lumen Technologies, Inc. Morgan Stanley 9.537% USD 50 (1.000%)
(2)
06/20/27
8 5 13
Lumen Technologies, Inc. Morgan Stanley 9.561% USD 450 (1.000%)
(2)
06/20/27
72 49 121
Lumen Technologies, Inc. Morgan Stanley 9.823% USD 100 (1.000%)
(2)
12/20/27
24 5 29
Marks & Spencer PLC Morgan Stanley 2.937% EUR 200 (1.000%)
(2)
12/20/27
16 2 18
Navient Corp. Morgan Stanley 3.216% USD 150 (5.000%)
(2)
06/20/27
9 (19) (10)
Navient Corp. Morgan Stanley 3.395% USD 150 (5.000%)
(2)
12/20/27
(7) (3) (10)
Nokia OYJ Morgan Stanley 1.160% EUR 250 (5.000%)
(2)
06/20/27
(36) (6) (42)
Nokia OYJ Morgan Stanley 1.160% EUR 250 (1.000%)
(2)
06/20/27
5 (3) 2
Nokia OYJ Morgan Stanley 1.277% EUR 250 (5.000%)
(2)
12/20/27
(46) 1 (45)
Nordstrom, Inc. Morgan Stanley 5.098% USD 250 (1.000%)
(2)
06/20/27
43 (7) 36
NRG Energy, Inc. Morgan Stanley 3.602% USD 257 (5.000%)
(2)
06/20/27
(15) 2 (13)
NRG Energy, Inc. Morgan Stanley 3.759% USD 427 (5.000%)
(2)
12/20/27
(19) (2) (21)
Renault Morgan Stanley 1.438% EUR 100 (1.000%)
(2)
06/20/25
3 (2) 1
Rexel USA Morgan Stanley 1.986% EUR 100 (5.000%)
(2)
06/20/27
(8) (5) (13)
Rexel USA Morgan Stanley 2.148% EUR 100 (5.000%)
(2)
12/20/27
(14) 1 (13)
Stellantis NV Morgan Stanley 1.604% EUR 508 (5.000%)
(2)
12/20/27
(83) — (83)
Telecom Italia SpA Morgan Stanley 3.649% EUR 625 (1.000%)
(2)
06/20/27
84 (16) 68
Telecom Italia SpA Morgan Stanley 3.849% EUR 625 (1.000%)
(2)
12/20/27
79 — 79
Tenet Healthcare Corp. Morgan Stanley 4.109% USD 160 (5.000%)
(2)
06/20/27
(5) — (5)
Tenet Healthcare Corp. Morgan Stanley 4.252% USD 125 (5.000%)
(2)
06/20/27
(3) (1) (4)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 453
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
The Goodyear Tire & Rubber Co. Morgan Stanley 4.055% USD 578 (5.000%)
(2)
06/20/27
(21) 1 (20)
The Goodyear Tire & Rubber Co. Morgan Stanley 4.340% USD 578 (5.000%)
(2)
12/20/27
(25) 10 (15)
Toll Brothers Finance Corp. Morgan Stanley 1.531% USD 785 (1.000%)
(2)
06/20/27
45 (29) 16
U.S. Steel Corp. Morgan Stanley 4.020% USD 250 (5.000%)
(2)
06/20/27
8 (17) (9)
U.S. Steel Corp. Morgan Stanley 4.284% USD 150 (5.000%)
(2)
12/20/27
3 (7) (4)
United Group BV Morgan Stanley 9.383% EUR 75 (5.000%)
(2)
12/20/27
13 (1) 12
Valeo SA Morgan Stanley 2.343% EUR 200 (1.000%)
(2)
06/20/27
16 (5) 11
Valeo SA Morgan Stanley 2.544% EUR 200 (1.000%)
(2)
12/20/27
12 2 14
Virgin Media Finance PLC Morgan Stanley 4.171% EUR 644 (5.000%)
(2)
12/20/27 (23) (1) (24)
Total Open Corporate Issues - Purchase Protection Contracts (544) (154) (698)
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 34,000 (1.000%)
(2)
12/20/27
2,645 (896) 1,749
CDX NA High Yield Index Bank of America USD 7,100 (5.000%)
(2)
12/20/27
(119) (76) (195)
CDX NA High Yield Index Morgan Stanley USD 342 (5.000%)
(2)
06/20/27
6 (19) (13)
iTraxx Europe Crossover Index Morgan Stanley EUR 300 (5.000%)
(2)
06/20/27 5 (19) (14)
Total Open Credit Indices - Purchase Protection Contracts 2,537 (1,010) 1,527
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Ally Financial, Inc. Morgan Stanley 2.250% USD 843 5.000%
(2)
06/20/27
117 (29) 88
Ally Financial, Inc. Morgan Stanley 2.408% USD 843 5.000%
(2)
12/20/27
81 11 92
Ally Financial, Inc. Morgan Stanley 2.544% USD 843 5.000%
(2)
06/20/28
73 21 94
Anglo American PLC Morgan Stanley 1.408% EUR 95 5.000%
(2)
06/20/27
17 (2) 15
Anglo American PLC Morgan Stanley 1.553% EUR 95 5.000%
(2)
12/20/27
12 4 16
Anglo American PLC Morgan Stanley 1.680% EUR 95 5.000%
(2)
06/20/28
16 1 17
Arcelor Mittal Morgan Stanley 1.685% EUR 120 5.000%
(2)
06/20/27
18 (1) 17
Arcelor Mittal Morgan Stanley 1.850% EUR 120 5.000%
(2)
12/20/27
10 8 18
Arcelor Mittal Morgan Stanley 2.017% EUR 120 5.000%
(2)
06/20/28
18 — 18
Calpine Corp. Morgan Stanley 4.074% USD 393 5.000%
(2)
06/20/27
6 7 13
Calpine Corp. Morgan Stanley 4.213% USD 393 5.000%
(2)
12/20/27
4 8 12
Cellnex Telecom, SA JPMorgan Chase 2.138% EUR 100 5.000%
(2)
06/20/28
15 — 15
CenturyLink, Inc. Morgan Stanley 9.537% USD 500 1.000%
(2)
06/20/27
(63) (72) (135)
Cleveland-Cliffs, Inc. Morgan Stanley 2.700% USD 225 5.000%
(2)
06/20/27
19 1 20
Cleveland-Cliffs, Inc. Morgan Stanley 2.850% USD 225 5.000%
(2)
12/20/27
9 11 20
Cleveland-Cliffs, Inc. Morgan Stanley 3.101% USD 225 5.000%
(2)
06/20/28
20 (1) 19
CSC Holdings, LLC Morgan Stanley 12.973% USD 400 5.000%
(2)
06/20/27
3 (91) (88)
CSC Holdings, LLC Morgan Stanley 13.008% USD 400 5.000%
(2)
12/20/27
(20) (73) (93)
Dell, Inc. Morgan Stanley 1.210% USD 500 1.000%
(2)
06/20/27
(5) 1 (4)
Dell, Inc. Morgan Stanley 1.314% USD 500 1.000%
(2)
12/20/27
(26) 19 (7)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Growth Strategy Fund
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Dell, Inc. Morgan Stanley 1.447% USD 500 1.000%
(2)
06/20/28
(9) (2) (11)
Fiat Morgan Stanley 1.463% EUR 508 5.000%
(2)
06/20/27
82 (4) 78
Fiat Morgan Stanley 1.604% EUR 508 5.000%
(2)
12/20/27
64 19 83
Ford Motor Co. Morgan Stanley 2.906% USD 300 5.000%
(2)
06/20/27
29 (5) 24
Ford Motor Co. Morgan Stanley 3.030% USD 300 5.000%
(2)
12/20/27
9 15 24
Ford Motor Co. Morgan Stanley 3.167% USD 300 5.000%
(2)
06/20/28
22 2 24
General Motors Co. Morgan Stanley 1.740% USD 180 5.000%
(2)
06/20/27
23 — 23
General Motors Co. Morgan Stanley 1.832% USD 180 5.000%
(2)
12/20/27
22 2 24
General Motors Co. Morgan Stanley 1.943% USD 180 5.000%
(2)
06/20/28
22 3 25
H.J. Heinz Co. Morgan Stanley 0.642% USD 324 1.000%
(2)
06/20/27
2 3 5
HCA, Inc. Morgan Stanley 1.094% USD 506 5.000%
(2)
06/20/27
71 7 78
HCA, Inc. Morgan Stanley 1.180% USD 506 5.000%
(2)
12/20/27
72 12 84
HCA, Inc. Morgan Stanley 1.306% USD 506 5.000%
(2)
06/20/28
93 (4) 89
Iron Mountain Inc. Morgan Stanley 1.815% USD 329 5.000%
(2)
06/20/27
35 6 41
Iron Mountain Inc. Morgan Stanley 1.957% USD 329 5.000%
(2)
12/20/27
32 11 43
Iron Mountain Inc. Morgan Stanley 2.125% USD 329 5.000%
(2)
06/20/28
43 1 44
J Sainsbury PLC Morgan Stanley 1.149% EUR 100 1.000%
(2)
06/20/27
(1) — (1)
J Sainsbury PLC Morgan Stanley 1.264% EUR 100 1.000%
(2)
12/20/27
(4) 3 (1)
J Sainsbury PLC Morgan Stanley 1.367% EUR 100 1.000%
(2)
06/20/28
(2) — (2)
KB Home Morgan Stanley 2.478% USD 268 5.000%
(2)
06/20/27
28 (2) 26
KB Home Morgan Stanley 2.701% USD 268 5.000%
(2)
12/20/27
6 20 26
Kraft Heinz Foods Co. Morgan Stanley 0.689% USD 324 1.000%
(2)
12/20/27
2 2 4
Lennar Corp. Morgan Stanley 1.037% USD 793 5.000%
(2)
06/20/27
116 8 124
Lennar Corp. Morgan Stanley 1.107% USD 100 5.000%
(2)
12/20/27
13 4 17
Lennar Corp. Morgan Stanley 1.113% USD 338 5.000%
(2)
12/20/27
43 14 57
Lumen Technologies, Inc. Morgan Stanley 9.824% USD 450 1.000%
(2)
12/20/27
(83) (50) (133)
Marks & Spencer PLC Morgan Stanley 2.937% EUR 200 1.000%
(2)
12/20/27
(29) 11 (18)
Marks & Spencer PLC Morgan Stanley 3.106% EUR 200 1.000%
(2)
06/20/28
(19) (2) (21)
Navient Corp. Morgan Stanley 3.216% USD 150 5.000%
(2)
06/20/27
1 9 10
Navient Corp. Morgan Stanley 3.395% USD 150 5.000%
(2)
12/20/27
(11) 21 10
Navient Corp. Morgan Stanley 3.589% USD 150 5.000%
(2)
06/20/28
7 2 9
Nokia OYJ Morgan Stanley 1.160% EUR 250 1.000%
(2)
06/20/27
(5) 3 (2)
Nokia OYJ Morgan Stanley 1.160% EUR 250 5.000%
(2)
06/20/27
41 1 42
Nokia OYJ Morgan Stanley 1.277% EUR 250 5.000%
(2)
12/20/27
38 7 45
Nokia OYJ Morgan Stanley 1.392% EUR 250 5.000%
(2)
06/20/28
48 (1) 47
Nordstrom, Inc. Morgan Stanley 5.098% USD 250 1.000%
(2)
06/20/27
(25) (11) (36)
Nordstrom, Inc. Morgan Stanley 5.391% USD 250 1.000%
(2)
12/20/27
(48) 6 (42)
NRG Energy, Inc. Morgan Stanley 3.585% USD 257 5.000%
(2)
06/20/27
24 (11) 13
NRG Energy, Inc. Morgan Stanley 3.746% USD 170 5.000%
(2)
12/20/27
8 1 9
NRG Energy, Inc. Morgan Stanley 3.759% USD 257 5.000%
(2)
12/20/27
14 (1) 13
NRG Energy, Inc. Morgan Stanley 3.977% USD 427 5.000%
(2)
06/20/28
17 2 19
Occidental Petroleum Corp. Morgan Stanley 1.046% USD 625 1.000%
(2)
06/20/27
(6) 5 (1)
OI European Group BV JPMorgan Chase 3.721% EUR 176 5.000%
(2)
06/20/28
9 2 11
Renault Morgan Stanley 1.438% EUR 100 1.000%
(2)
06/20/25
(3) 2 (1)
Renault Morgan Stanley 1.640% EUR 100 1.000%
(2)
12/20/25
(4) 2 (2)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 455
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair
Value
$
Rexel USA Morgan Stanley 1.988% EUR 100 5.000%
(2)
06/20/27
11 2 13
Rexel USA Morgan Stanley 2.148% EUR 100 5.000%
(2)
12/20/27
8 5 13
Rexel USA Morgan Stanley 2.290% EUR 100 5.000%
(2)
06/20/28
14 — 14
Schaeffler AG Goldman Sachs 1.578% EUR 175 5.000%
(2)
06/20/27
22 4 26
Stellantis NV Morgan Stanley 1.746% EUR 508 5.000%
(2)
06/20/28
86 — 86
Telecom Italia SpA Morgan Stanley 3.649% EUR 625 1.000%
(2)
06/20/27
(87) 19 (68)
Telecom Italia SpA Morgan Stanley 3.849% EUR 625 1.000%
(2)
12/20/27
(98) 19 (79)
Telecom Italia SpA Morgan Stanley 4.061% EUR 625 1.000%
(2)
06/20/28
(91) — (91)
Tenet Healthcare Corp. Morgan Stanley 4.109% USD 571 5.000%
(2)
06/20/27
30 (10) 20
The Goodyear Tire & Rubber Co. Morgan Stanley 4.056% USD 578 5.000%
(2)
06/20/27
19 — 19
The Goodyear Tire & Rubber Co. Morgan Stanley 4.340% USD 578 5.000%
(2)
12/20/27
15 — 15
The Goodyear Tire & Rubber Co. Morgan Stanley 4.658% USD 578 5.000%
(2)
06/20/28
19 (11) 8
Thyssenkrupp AG Morgan Stanley 2.602% EUR 550 1.000%
(2)
06/20/25
(19) (2) (21)
Toll Brothers Finance Corp. Morgan Stanley 1.531% USD 785 1.000%
(2)
06/20/27
(16) — (16)
Toll Brothers Finance Corp. Morgan Stanley 1.635% USD 410 1.000%
(2)
12/20/27
(28) 17 (11)
U.S. Steel Corp. Morgan Stanley 4.020% USD 250 5.000%
(2)
06/20/27
11 (2) 9
U.S. Steel Corp. Morgan Stanley 4.284% USD 150 5.000%
(2)
12/20/27
(10) 14 4
United Group BV Morgan Stanley 9.383% EUR 210 5.000%
(2)
12/20/27
(35) 2 (33)
Valeo SA Morgan Stanley 2.343% EUR 200 1.000%
(2)
06/20/27
(15) 4 (11)
Valeo SA Morgan Stanley 2.544% EUR 200 1.000%
(2)
12/20/27
(20) 6 (14)
Valeo SA Morgan Stanley 2.714% EUR 200 1.000%
(2)
06/20/28
(15) (2) (17)
Virgin Media Finance PLC Morgan Stanley 4.171% EUR 644 5.000%
(2)
12/20/27
(14) 37 23
Virgin Media Finance PLC Morgan Stanley 4.438% EUR 644 5.000%
(2)
06/20/28
16 1 17
Total Open Corporate Issues - Sell Protection Contracts 914 39 953
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 341 5.000%
(2)
06/20/27
(3) 16 13
CDX NA High Yield Index Morgan Stanley USD 1,588 5.000%
(2)
12/20/27
13 31 44
iTraxx Europe Crossover Index
Series 37 Morgan Stanley EUR 300 5.000%
(2)
06/20/27
(9) 23 14
iTraxx Europe Crossover Index
Series 38 Morgan Stanley EUR 762 5.000%
(2)
12/20/27 (10) 39 29
Total Open Credit Indices - Sell Protection Contracts (9) 109 100
Total Open Credit Default Swap Contracts (å) 2,898 (1,016) 1,882

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 69,780 $ —
$ —
$ 69,780
International Debt — 51,272 —
—
51,272
Mortgage-Backed Securities — 280,753 —
—
280,753
Non-US Bonds — 10,134 —
—
10,134
United States Government Treasuries — 9,424 —
—
9,424
Common Stocks
Consumer Discretionary 14,201 27,777 —
—
41,978
Consumer Staples 5,618 10,240 —
—
15,858
Energy 6,615 3,773 —
—
10,388
Financial Services 38,341 40,457 —
—
78,798
Health Care 11,844 13,698 —
—
25,542
Materials and Processing 19,107 17,114 —
—
36,221
Producer Durables 18,641 25,646 —
—
44,287
Technology 29,220 19,646 —
—
48,866
Utilities 11,167 9,640 —
—
20,807
Preferred Stocks 559 1,291 — — 1,850
Options Purchased 1,381 2,367 — — 3,748
Short-Term Investments — 37,172 — 71,353 108,525
Other Securities — — — 8,430 8,430
Total Investments 156,694 630,184 — 79,783 866,661
Securities Sold Short**
Long-Term Investments — (48,083) —
—
(48,083)
Other Financial Instruments
Assets
Futures Contracts 9,9 01 — — — 9,9 01
Foreign Currency Exchange Contracts — 1,0 62 — — 1,0 62
Interest Rate Swap Contracts — 5,481 — — 5,481
Credit Default Swap Contracts — 4,290 — — 4,290
A
Liabilities
Futures Contracts (4,8 20 ) — — — (4,8 20 )
Options Written (1,337) — — — (1,337)
Foreign Currency Exchange Contracts — (1,3 35 ) — — (1,3 35 )
Interest Rate Swap Contracts — (1,916) — — (1,916)
Credit Default Swap Contracts — (2,40 8 ) — — (2,40 8 )
Total Other Financial Instruments
*
$ 3,744 $ 5,17 4 $ — $ — $ 8,91 8
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 457
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
488
Argentina ............................................................................................
469
Australia .............................................................................................
5,027
Austria ................................................................................................
361
Azerbaijan ..........................................................................................
304
Bahrain ...............................................................................................
941
Belgium ..............................................................................................
616
Brazil ..................................................................................................
8,082
Burkina Faso ......................................................................................
530
Canada ................................................................................................
9,287
Chile ...................................................................................................
1,687
China ..................................................................................................
27,172
Colombia ............................................................................................
1,570
Costa Rica ..........................................................................................
324
Cyprus ................................................................................................
91
Denmark .............................................................................................
2,348
Dominican Republic ..........................................................................
1,114
Ecuador ..............................................................................................
517
Egypt ..................................................................................................
888
El Salvador .........................................................................................
195
Finland ...............................................................................................
1,266
France .................................................................................................
14,092
Gabon .................................................................................................
168
Germany .............................................................................................
6,847
Ghana .................................................................................................
582
Greece ................................................................................................
749
Guatemala ..........................................................................................
479
Hong Kong .........................................................................................
8,503
Hungary ..............................................................................................
971
India ...................................................................................................
8,241
Indonesia ............................................................................................
5,070
Ireland ................................................................................................
4,217
Israel ...................................................................................................
2,636
Italy ....................................................................................................
3,464
Ivory Coast .........................................................................................
125
Japan ..................................................................................................
41,788
Jordan .................................................................................................
269
Kazakhstan .........................................................................................
1,341
Kenya .................................................................................................
333
Luxembourg .......................................................................................
2,011
Malaysia .............................................................................................
1,070
Mexico ...............................................................................................
5,328
Mongolia ............................................................................................
168
Montenegro ........................................................................................
86
Morocco .............................................................................................
167
Myanmar ............................................................................................
93
Netherlands ........................................................................................
5,268
New Zealand ......................................................................................
198

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Nigeria ................................................................................................
673
Norway ...............................................................................................
1,023
Oman ..................................................................................................
1,109
Pakistan ..............................................................................................
209
Panama ...............................................................................................
1,094
Paraguay .............................................................................................
309
Peru ....................................................................................................
1,323
Philippines ..........................................................................................
1,830
Poland ................................................................................................
1,136
Portugal ..............................................................................................
249
Puerto Rico .........................................................................................
972
Qatar ...................................................................................................
1,151
Romania .............................................................................................
790
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,136
Senegal ...............................................................................................
149
Serbia .................................................................................................
272
Singapore ...........................................................................................
1,612
South Africa .......................................................................................
3,710
South Korea .......................................................................................
9,586
Spain ..................................................................................................
3,560
Sri Lanka ............................................................................................
227
Sweden ...............................................................................................
4,896
Switzerland ........................................................................................
6,782
Taiwan ................................................................................................
6,945
Thailand .............................................................................................
1,923
Turkey ................................................................................................
2,375
Ukraine ...............................................................................................
721
United Arab Emirates .........................................................................
1,729
United Kingdom .................................................................................
16,644
United States ......................................................................................
611,840
Uruguay ..............................................................................................
896
Uzbekistan ..........................................................................................
164
Zambia ...............................................................................................
1,085
Total Investments ............................................................................... 866,661
United States ...................................................................................... (48,083)
Total Securities Sold Short ................................................................. (48,083)

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.5%
Consumer Discretionary - 12.5%
Advance Auto Parts, Inc. 1,621 247
Amazon.com, Inc.(Æ) 120,954 12,474
AutoNation, Inc.(Æ) 2,050 260
AutoZone, Inc.(Æ) 402 980
Bath & Body Works, Inc.(Æ) 13,732 632
Best Buy Co., Inc. 8,607 764
BJ's Wholesale Club Holdings, Inc.(Æ) 3,827 277
BorgWarner, Inc. 9,156 433
Boyd Gaming Corp. 4,914 306
Brunswick Corp. 4,836 408
Cable One, Inc. 114 90
Caesars Entertainment, Inc.(Æ) 3,014 157
Capri Holdings, Ltd.(Æ) 5,595 372
CarMax, Inc.(Æ) 4,504 317
Charter Communications, Inc. Class A(Æ) 2,517 967
Chipotle Mexican Grill, Inc. Class A(Æ) 621 1,022
Churchill Downs, Inc. 448 111
Comcast Corp. Class A 60,625 2,386
Costco Wholesale Corp. 5,317 2,718
Curtiss-Wright Corp. 1,058 175
Deckers Outdoor Corp.(Æ) 910 389
Dick's Sporting Goods, Inc. 4,301 562
DISH Network Corp. Class A(Æ) 9,840 142
Dollar General Corp. 2,066 483
Dollar Tree, Inc.(Æ) 2,071 311
DR Horton, Inc. 14,054 1,387
eBay, Inc. 10,535 521
Expedia Group, Inc.(Æ) 1,155 132
FactSet Research Systems, Inc. 1,610 681
Five Below, Inc.(Æ) 960 189
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 115
Ford Motor Co. 76,716 1,036
Fox Corp. Class A 14,397 489
Gap, Inc. (The) 18,270 248
Garmin, Ltd. 5,059 500
General Motors Co. 31,601 1,243
Genuine Parts Co. 6,075 1,020
Grand Canyon Education, Inc.(Æ) 2,292 267
Hanesbrands, Inc. 6,916 58
Harley-Davidson, Inc. 9,061 417
Hilton Worldwide Holdings, Inc. 2,487 361
Home Depot, Inc. (The) 10,445 3,386
Interpublic Group of Cos., Inc. (The) 22,883 834
Kohl's Corp. 7,128 231
Las Vegas Sands Corp.(Æ) 1,986 117
Lear Corp. 3,069 447
Leggett & Platt, Inc. 3,991 146
Lennar Corp. Class A 8,864 908
Liberty Broadband Corp. Class C(Æ) 1,505 135
Liberty Media Corp. Class C(Æ) 8,296 334
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 5,102 361
Lithia Motors, Inc. Class A 1,345 354
Live Nation Entertainment, Inc.(Æ) 2,282 184
Lowe's Cos., Inc. 3,331 694
Lululemon Athletica, Inc.(Æ) 2,184 670
Marriott International, Inc. Class A 3,686 642
Marriott Vacations Worldwide Corp. 1,284 206
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
McDonald's Corp. 5,170 1,382
MGM Resorts International 5,885 244
Netflix, Inc.(Æ) 4,763 1,685
New York Times Co. (The) Class A 7,004 244
Newell Rubbermaid, Inc. 12,263 196
News Corp. Class A 19,454 394
Nexstar Media Group, Inc. Class A 2,782 570
Nike, Inc. Class B 8,344 1,062
nVent Electric PLC 6,878 273
NVR, Inc.(Æ) 177 933
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 100
Omnicom Group, Inc. 8,985 773
O'Reilly Automotive, Inc.(Æ) 863 684
Paramount Global Class B(Ñ) 15,904 368
Penn National Gaming, Inc.(Æ) 3,168 112
Penske Automotive Group, Inc. 1,859 238
Petco Health & Wellness Co., Inc.(Æ) 11,474 134
PulteGroup, Inc. 11,597 660
PVH Corp. 4,433 399
Ralph Lauren Corp. Class A 1,281 159
Ross Stores, Inc. 936 111
Sensata Technologies Holding PLC 5,184 264
Service Corp. International 4,005 297
Sirius XM Holdings, Inc.(Ñ) 26,571 154
Skechers USA, Inc. Class A(Æ) 3,389 163
Starbucks Corp. 8,495 927
Tapestry, Inc. 16,093 733
Target Corp. 3,432 591
Tesla, Inc.(Æ) 29,986 5,194
TJX Cos., Inc. (The) 10,919 894
Toll Brothers, Inc. 7,846 467
Tractor Supply Co. 3,343 762
TripAdvisor, Inc.(Æ) 4,785 112
Ulta Beauty, Inc.(Æ) 1,714 881
Victoria's Secret & Co.(Æ) 7,211 304
Walmart, Inc. 16,957 2,440
Walt Disney Co. (The)(Æ) 7,674 833
Warner Bros Discovery, Inc.(Æ) 45,983 681
Whirlpool Corp. 1,531 238
Williams-Sonoma, Inc. 3,841 518
World Wrestling Entertainment, Inc. Class A 1,264 107
YETI Holdings, Inc.(Æ) 2,278 102
Yum! Brands, Inc. 3,458 451
73,130
Consumer Staples - 5.3%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 139
Altria Group, Inc. 8,114 365
Aramark 2,461 110
Archer-Daniels-Midland Co. 20,486 1,697
Boston Beer Co., Inc. Class A(Æ) 442 172
Brown-Forman Corp. Class B - ADR 2,082 139
Bunge, Ltd. 6,757 670
Campbell Soup Co. 10,135 526
Casey's General Stores, Inc. 2,908 686
Church & Dwight Co., Inc. 6,005 486
Clorox Co. (The) 1,775 257
Coca-Cola Co. (The) 44,866 2,751
Colgate-Palmolive Co. 3,818 285

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Conagra Brands, Inc. 18,348 682
CVS Health Corp. 33,564 2,961
Estee Lauder Cos., Inc. (The) Class A 1,849 512
Flowers Foods, Inc. 15,734 436
General Mills, Inc. 12,269 961
Hershey Co. (The) 4,350 977
Hormel Foods Corp. 5,138 233
Ingredion, Inc. 5,002 514
JM Smucker Co. (The) 4,677 715
Kellogg Co. 4,248 291
Kimberly-Clark Corp. 2,386 310
Kraft Heinz Foods Co. 25,409 1,030
Kroger Co. (The) 30,938 1,381
McCormick & Co., Inc. 3,152 237
Molson Coors Beverage Co. Class B 7,021 369
Mondelez International, Inc. Class A 8,681 568
Monster Beverage Corp.(Æ) 6,594 686
PepsiCo, Inc. 19,497 3,334
Performance Food Group Co.(Æ) 2,304 141
Philip Morris International, Inc. 8,020 836
Pilgrim's Pride Corp.(Æ) 5,757 140
Procter & Gamble Co. (The) 25,093 3,573
Reynolds Consumer Products, Inc. 3,726 111
Sysco Corp. 5,476 424
Tyson Foods, Inc. Class A 9,982 656
Walgreens Boots Alliance, Inc. 24,123 889
31,250
Energy - 5.8%
Cabot Oil & Gas Corp. 26,677 668
Chevron Corp. 33,306 5,796
Devon Energy Corp. 22,435 1,419
Diamondback Energy, Inc. 6,750 986
Enphase Energy, Inc.(Æ) 2,244 497
EOG Resources, Inc. 15,110 1,998
EQT Corp. 12,258 400
Exxon Mobil Corp. 67,937 7,881
Halliburton Co. 17,271 712
Hess Corp. 3,337 501
HF Sinclair Corp. 6,698 381
Kinder Morgan, Inc. 42,896 785
Marathon Oil Corp. 39,663 1,090
Marathon Petroleum Corp. 15,457 1,986
NOV, Inc.(Æ) 11,219 274
Occidental Petroleum Corp. 18,346 1,189
ONEOK, Inc. 9,620 659
PDC Energy, Inc. 2,086 141
Phillips 66 14,157 1,419
Pioneer Natural Resources Co. 6,068 1,398
Plug Power, Inc.(Æ)(Ñ) 7,747 132
Schlumberger, Ltd. 14,560 830
Targa Resources Corp. 7,443 558
Texas Pacific Land Corp. 154 307
Valero Energy Corp. 13,951 1,954
Williams Cos., Inc. (The) 7,802 252
34,213
Financial Services - 13.8%
Affiliated Managers Group, Inc. 1,040 180
Aflac, Inc. 17,035 1,252
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allstate Corp. (The) 6,882 884
Ally Financial, Inc. 4,692 152
American Express Co. 7,087 1,240
American Financial Group, Inc. 3,039 433
American Homes 4 Rent Class A(ö) 2,701 93
American International Group, Inc. 18,585 1,175
American Tower Corp.(ö) 2,767 618
Ameriprise Financial, Inc. 2,190 767
Annaly Capital Management, Inc.(ö) 3,545 83
Aon PLC Class A 2,166 690
Apollo Global Management, Inc. 5,784 409
Arch Capital Group, Ltd.(Æ) 16,003 1,030
Arthur J Gallagher & Co. 4,283 838
Assurant, Inc. 1,238 164
AXA Equitable Holdings 12,709 408
Bank of America Corp. 68,903 2,445
Bank of New York Mellon Corp. (The) 16,497 834
Bank OZK 2,969 136
Berkshire Hathaway, Inc. Class B(Æ) 23,151 7,212
BlackRock, Inc. Class A 1,257 954
Brighthouse Financial, Inc.(Æ) 2,736 154
Brown & Brown, Inc. 9,698 568
Capital One Financial Corp. 4,309 513
Carlyle Group, LP 5,168 186
Cboe Global Markets, Inc. 4,037 496
CBRE Group, Inc. Class A(Æ) 13,119 1,122
Charles Schwab Corp. (The) 12,496 967
Chubb, Ltd. 8,291 1,886
Cincinnati Financial Corp. 3,637 412
Citigroup, Inc. 15,120 790
Citizens Financial Group, Inc. 8,365 362
CME Group, Inc. Class A 620 110
Comerica, Inc. 2,522 185
Commerce Bancshares, Inc. 2,743 183
Crown Castle, Inc.(ö) 1,491 221
CubeSmart(ö) 3,425 157
Cullen/Frost Bankers, Inc. 1,620 211
Discover Financial Services 3,792 443
East West Bancorp, Inc. 5,772 453
Equinix, Inc.(Æ)(ö) 1,174 867
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 208
Equity Residential(ö) 3,535 225
Essex Property Trust, Inc.(ö) 677 153
Evercore, Inc. Class A 1,168 152
Everest Re Group, Ltd. 1,128 394
Extra Space Storage, Inc.(ö) 2,138 337
F&G Annuities & Life, Inc. 997 21
Federal Realty Investment Trust(Æ) 1,116 124
Fidelity National Financial, Inc. 9,324 411
Fifth Third Bancorp 8,462 307
First American Financial Corp. 5,419 335
First Citizens BancShares, Inc. Class A 324 252
First Horizon National Corp. 8,099 200
First Industrial Realty Trust, Inc.(ö) 2,309 123
First Republic Bank 813 115
Franklin Resources, Inc. 11,586 361
Globe Life, Inc.(Æ) 3,328 402
Goldman Sachs Group, Inc. (The) 3,353 1,227
Hartford Financial Services Group, Inc. 12,390 962
Huntington Bancshares, Inc. 23,297 353

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Interactive Brokers Group, Inc. Class A 2,125 170
Intercontinental Exchange, Inc. 5,684 611
Invesco, Ltd. 8,886 164
Invitation Homes, Inc.(ö) 7,460 242
Janus Henderson Group PLC 3,858 100
Jefferies Financial Group, Inc.(Æ) 5,383 211
Jones Lang LaSalle, Inc.(Æ) 1,440 266
JPMorgan Chase & Co. 38,700 5,416
KeyCorp. 12,949 249
Lazard, Ltd. Class A 2,386 96
Lincoln National Corp. 5,679 201
Loews Corp. 5,971 367
LPL Financial Holdings, Inc. 2,880 683
M&T Bank Corp. 3,636 567
Markel Corp.(Æ) 280 395
Marsh & McLennan Cos., Inc. 5,166 904
MasterCard, Inc. Class A 12,009 4,451
MetLife, Inc. 13,210 965
MGIC Investment Corp. 15,038 212
Mid-America Apartment Communities, Inc.
(ö) 1,198 200
Morgan Stanley 12,908 1,256
Nasdaq, Inc. 6,114 368
New York Community Bancorp, Inc. 10,894 109
Northern Trust Corp. 4,212 408
Old Republic International Corp. 12,349 326
OneMain Holdings, Inc.(Æ) 2,166 93
PacWest Bancorp 3,048 84
Pinnacle Financial Partners, Inc. 1,658 131
PNC Financial Services Group, Inc. (The) 5,585 924
Popular, Inc. 2,169 149
Primerica, Inc. 1,046 169
Principal Financial Group, Inc. 8,419 779
Progressive Corp. (The) 9,965 1,359
Prologis, LP(ö) 2,623 339
Prudential Financial, Inc. 6,241 655
Public Storage(ö) 1,989 605
Raymond James Financial, Inc. 9,022 1,017
Realty Income Corp.(ö) 2,243 152
Regency Centers Corp.(ö) 2,272 151
Regions Financial Corp. 16,360 385
Reinsurance Group of America, Inc. Class A 851 129
Rexford Industrial Realty, Inc.(ö) 3,150 200
Ryan Specialty Group Holdings, Inc. Class
A(Æ) 2,578 110
SBA Communications Corp.(ö) 1,397 416
SEI Investments Co. 2,431 152
Signature Bank 671 87
State Street Corp. 5,937 542
Stifel Financial Corp. 2,356 159
SVB Financial Group(Æ) 1,453 439
Synchrony Financial 11,069 407
Synovus Financial Corp. 5,831 245
T. Rowe Price Group, Inc. 4,745 553
Tradeweb Markets, Inc. Class A 2,265 169
Travelers Cos., Inc. (The) 6,101 1,166
Truist Financial Corp. 18,944 936
Unum Group 5,523 232
Upstart Holdings, Inc.(Æ)(Ñ) 1,472 28
US Bancorp 18,643 928
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Visa, Inc. Class A 22,472 5,173
Vitesse Energy, Inc. 633 10
Voya Financial, Inc. 1,947 136
Webster Financial Corp. 3,523 186
Western Alliance Bancorp 3,310 249
Western Union Co. (The) 28,594 405
Weyerhaeuser Co.(ö) 21,468 739
Willis Towers Watson PLC(Æ) 3,104 789
Wintrust Financial Corp. 1,435 131
WP Carey, Inc.(ö) 1,744 149
WR Berkley Corp. 10,814 759
Zions Bancorp NA 2,460 131
80,629
Health Care - 13.6%
10X Genomics, Inc. Class A(Æ) 1,581 74
Abbott Laboratories 15,592 1,724
AbbVie, Inc. 21,684 3,204
ABIOMED, Inc.(Æ)(Š) 505 1
Agilent Technologies, Inc. 7,404 1,126
agilon health, Inc.(Æ) 4,690 102
Align Technology, Inc.(Æ) 1,330 359
AmerisourceBergen Corp. Class A 4,774 807
Amgen, Inc. 5,439 1,373
Anthem, Inc.(Æ) 6,502 3,251
Azenta, Inc.(Æ) 4,267 238
Baxter International, Inc. 3,630 166
Becton Dickinson and Co. 1,507 380
Biogen, Inc.(Æ) 4,740 1,379
BioMarin Pharmaceutical, Inc.(Æ) 3,717 429
Boston Scientific Corp.(Æ) 20,881 966
Bristol-Myers Squibb Co. 23,995 1,743
Bruker Corp. 2,468 173
Cardinal Health, Inc. 5,958 460
Centene Corp.(Æ) 18,085 1,379
Chemed Corp. 436 220
Cigna Corp. 8,932 2,828
Cooper Cos., Inc. (The) 984 343
Danaher Corp. 6,679 1,766
DaVita HealthCare Partners, Inc.(Æ) 1,953 161
Dentsply Sirona, Inc. 2,066 76
DexCom, Inc.(Æ) 6,553 702
Doximity, Inc. Class A(Æ)(Ñ) 3,621 128
Edwards Lifesciences Corp.(Æ) 8,365 642
Eli Lilly & Co. 12,030 4,140
Encompass Health Corp.(Æ) 3,577 223
Enhabit, Inc.(Æ) 1,788 27
Envista Holdings Corp.(Æ) 7,324 286
Exelixis, Inc.(Æ) 15,607 275
Gilead Sciences, Inc. 19,810 1,663
Globus Medical, Inc. Class A(Æ) 3,559 269
HCA Healthcare, Inc. 2,146 547
Henry Schein, Inc.(Æ) 10,420 898
Hologic, Inc.(Æ) 11,514 937
Horizon Therapeutics PLC(Æ) 6,603 724
Humana, Inc. 3,580 1,832
IDEXX Laboratories, Inc.(Æ) 945 454
Incyte Corp.(Æ) 3,475 296
Insulet Corp.(Æ) 1,326 381
Intuitive Surgical, Inc.(Æ) 3,752 922

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IQVIA, Inc.(Æ) 2,686 616
Jazz Pharmaceuticals PLC(Æ) 1,492 234
Johnson & Johnson 31,897 5,213
Laboratory Corp. of America Holdings 2,454 619
Masimo Corp.(Æ) 881 150
McKesson Corp. 2,827 1,071
Medtronic PLC 4,750 397
Merck & Co., Inc. 38,920 4,180
Moderna, Inc.(Æ) 4,114 724
Molina Healthcare, Inc.(Æ) 2,221 693
Neurocrine Biosciences, Inc.(Æ) 3,159 350
Novavax, Inc.(Æ)(Ñ) 5,592 61
Penumbra, Inc.(Æ) 925 232
Pfizer, Inc. 90,678 4,004
Premier, Inc. Class A 3,698 123
Qiagen NV(Æ) 2,880 141
Quest Diagnostics, Inc. 6,248 928
QuidelOrtho Corp.(Æ) 1,061 91
Regeneron Pharmaceuticals, Inc.(Æ) 1,550 1,176
Repligen Corp.(Æ) 1,066 198
ResMed, Inc. 3,200 731
Seagen, Inc.(Æ) 2,408 336
Signify Health, Inc. Class A(Æ) 3,630 103
STERIS PLC 1,947 402
Stryker Corp. 3,503 889
Syneos Health, Inc. Class A(Æ) 3,736 134
Teleflex, Inc. 803 195
Thermo Fisher Scientific, Inc. 4,366 2,490
United Therapeutics Corp.(Æ) 3,175 836
UnitedHealth Group, Inc. 13,824 6,901
Universal Health Services, Inc. Class B 4,158 616
Veeva Systems, Inc. Class A(Æ) 2,793 476
Vertex Pharmaceuticals, Inc.(Æ) 4,346 1,404
Viatris, Inc. 46,835 569
Waters Corp.(Æ) 1,520 499
West Pharmaceutical Services, Inc. 1,349 358
Zimmer Biomet Holdings, Inc. 3,993 508
Zoetis, Inc. Class A 6,017 996
79,718
Materials and Processing - 5.4%
Acuity Brands, Inc. 2,578 486
Advanced Drainage Systems, Inc. 823 83
Air Products & Chemicals, Inc. 3,340 1,070
Albemarle Corp. 2,796 787
Alcoa Corp. 5,478 286
Amcor PLC 32,133 388
AptarGroup, Inc. 2,425 280
Berry Plastics Group, Inc. 6,333 391
Builders FirstSource, Inc.(Æ) 10,180 811
Carrier Global Corp. 13,938 635
Celanese Corp. Class A 3,102 382
CF Industries Holdings, Inc. 8,338 706
Chemours Co. (The) 10,639 387
Cleveland-Cliffs, Inc.(Æ) 15,362 328
Copart, Inc.(Æ) 13,964 930
Dow, Inc. 19,565 1,161
DuPont de Nemours, Inc. 4,288 317
Eagle Materials, Inc. 2,168 317
Eastman Chemical Co. 4,027 355
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecolab, Inc. 1,904 295
Element Solutions, Inc.(Æ) 6,819 140
Fastenal Co. 13,684 692
FMC Corp. 3,694 492
Fortune Brands Home & Security, Inc. 2,644 171
Freeport-McMoRan, Inc. 13,726 612
Graphic Packaging Holding Co. 11,124 268
Huntsman Corp. 13,564 430
International Flavors & Fragrances, Inc. 1,489 167
International Paper Co. 13,929 582
Linde PLC(Æ) 5,595 1,852
LKQ Corp. 15,206 897
Louisiana-Pacific Corp. 5,789 394
LyondellBasell Industries Class A 8,944 865
Martin Marietta Materials, Inc. 664 239
Masco Corp. 6,378 339
Masterbrand, Inc.(Æ) 2,644 24
MDU Resources Group, Inc. 10,801 334
Mohawk Industries, Inc.(Æ) 1,594 191
Mosaic Co. (The) 15,636 775
MP Materials Corp.(Æ) 3,649 119
NewMarket Corp. 220 76
Nucor Corp. 10,829 1,830
Olin Corp. 7,302 472
Owens Corning 5,540 535
Packaging Corp. of America 5,414 773
Pool Corp. 663 256
PPG Industries, Inc. 2,028 264
Reliance Steel & Aluminum Co. 4,234 963
RPM International, Inc. 3,699 333
Sealed Air Corp. 6,555 359
Silgan Holdings, Inc. 1,496 81
SiteOne Landscape Supply, Inc.(Æ) 1,188 180
Sonoco Products Co. 6,072 371
Southern Copper Corp. 2,169 163
Steel Dynamics, Inc. 11,971 1,444
Timken Co. (The) 4,164 343
Trane Technologies PLC 2,532 454
Trex Co., Inc.(Æ) 3,883 205
United States Steel Corp. 11,931 340
Univar Solutions, Inc. - ADR(Æ) 9,718 335
Valmont Industries, Inc. 866 286
Valvoline, Inc. 6,367 233
Vulcan Materials Co. 1,289 236
Watsco, Inc. 1,466 421
Westlake Chemical Corp. 1,494 183
Westrock Co. 7,755 304
31,418
Producer Durables - 9.8%
3M Co. 8,596 989
AECOM 3,146 275
AGCO Corp. 3,760 519
Alaska Air Group, Inc.(Æ) 2,680 138
Allison Transmission Holdings, Inc. Class A 2,521 114
AMERCO 3,474 215
Amerco, Inc. 386 26
Ametek, Inc. 5,517 800
Amphenol Corp. Class A 12,636 1,008
AO Smith Corp. 5,624 381

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Automatic Data Processing, Inc. 5,049 1,140
Avery Dennison Corp. 2,308 437
Axon Enterprise, Inc.(Æ) 1,550 303
Block, Inc. Class A(Æ) 7,380 603
Booz Allen Hamilton Holding Corp. Class A 3,035 287
Caterpillar, Inc. 4,247 1,071
CH Robinson Worldwide, Inc. 4,499 451
Cintas Corp. 2,117 939
Clean Harbors, Inc.(Æ) 1,380 180
CoStar Group, Inc.(Æ) 5,088 396
Crane Holdings Co. 3,185 369
CSX Corp. 17,327 536
Cummins, Inc. 4,286 1,070
Darling Ingredients, Inc.(Æ) 3,004 199
Deere & Co. 3,228 1,365
Delta Air Lines, Inc.(Æ) 4,661 182
Donaldson Co., Inc. 4,112 256
Dover Corp. 3,545 538
Eaton Corp. PLC 5,576 904
Emerson Electric Co. 7,783 702
Equifax, Inc. 2,559 569
Expeditors International of Washington, Inc. 8,427 911
FedEx Corp. 6,224 1,207
FleetCor Technologies, Inc.(Æ) 405 85
Fortive Corp. 8,271 563
FTI Consulting, Inc.(Æ) 1,892 302
Gartner, Inc.(Æ) 2,200 744
Generac Holdings, Inc.(Æ) 1,519 183
General Dynamics Corp. 7,373 1,718
Gentex Corp. 9,384 277
Global Payments, Inc. 1,310 148
Graco, Inc. 7,498 512
H&R Block, Inc. 9,023 352
HEICO Corp. 1,515 259
Honeywell International, Inc. 4,081 851
Howmet Aerospace, Inc. 7,560 308
Hubbell, Inc. Class B 1,984 454
Huntington Ingalls Industries, Inc. 1,209 267
IDEX Corp. 2,128 510
Illinois Tool Works, Inc. 2,807 663
Ingersoll Rand, Inc. 4,090 229
JB Hunt Transport Services, Inc. 3,428 648
Johnson Controls International PLC(Æ) 4,358 303
Keysight Technologies, Inc.(Æ) 5,823 1,044
Knight-Swift Transportation Holdings, Inc.
(Æ) 10,889 644
L3Harris Technologies, Inc. 1,389 298
Lamb Weston Holdings, Inc. 3,056 305
Landstar System, Inc. 943 163
Lincoln Electric Holdings, Inc. 2,244 374
Littelfuse, Inc. 1,279 328
ManpowerGroup, Inc. 3,723 324
MarketAxess Holdings, Inc. 417 152
Mettler-Toledo International, Inc.(Æ) 580 889
Moody's Corp. 863 279
Morningstar, Inc. 747 181
MSC Industrial Direct Co., Inc. Class A 2,696 223
National Instruments Corp. 1,491 80
Nordson Corp. 1,576 383
Norfolk Southern Corp. 2,244 552
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 878 393
Old Dominion Freight Line, Inc. 3,485 1,161
Oshkosh Corp. 2,462 248
Otis Worldwide Corp. 4,755 391
PACCAR Financial Corp. 12,908 1,411
Parker-Hannifin Corp. 1,411 460
Paychex, Inc. 8,369 970
Paylocity Holding Corp.(Æ) 727 151
Pentair PLC 5,866 325
Quanta Services, Inc. 5,394 821
Regal Rexnord Corp. 2,742 382
Republic Services, Inc. Class A 3,492 436
Robert Half International, Inc. 5,093 428
Rollins, Inc. 10,211 372
Ryder System, Inc. 3,441 325
S&P Global, Inc. 2,995 1,123
Snap-on, Inc. 4,031 1,003
Southwest Airlines Co. 26,951 964
Stanley Black & Decker, Inc. 3,884 347
Teledyne Technologies, Inc.(Æ) 1,213 515
Tetra Tech, Inc. 722 112
Textron, Inc. 11,708 853
TopBuild Corp.(Æ) 598 120
Toro Co. (The) 5,033 561
Trade Desk, Inc. (The) Class A(Æ) 9,167 465
TransDigm Group, Inc. 414 297
TransUnion 2,960 212
Travel + Leisure Co.(Æ) 5,047 214
Trimble Navigation, Ltd.(Æ) 6,285 365
Union Pacific Corp. 3,276 669
United Airlines Holdings, Inc.(Æ) 11,040 540
United Parcel Service, Inc. Class B 6,231 1,154
United Rentals, Inc. 2,654 1,170
Verisk Analytics, Inc. Class A 2,030 369
Waste Management, Inc. 6,099 944
WESCO International, Inc.(Æ) 1,692 252
Westinghouse Air Brake Technologies Corp. 4,274 444
WEX, Inc.(Æ) 782 145
WillScot Mobile Mini Holdings Corp.(Æ) 5,470 265
WW Grainger, Inc. 1,592 938
Xylem, Inc. 2,504 260
Zebra Technologies Corp. Class A(Æ) 1,013 320
57,570
Technology - 25.6%
Accenture PLC Class A 5,620 1,568
Activision Blizzard, Inc. 11,557 885
Adobe, Inc.(Æ) 3,548 1,314
Advanced Micro Devices, Inc.(Æ) 14,998 1,127
Airbnb, Inc. Class A(Æ) 5,216 580
Akamai Technologies, Inc.(Æ) 2,151 191
Allegion PLC 1,694 199
Alphabet, Inc. Class A(Æ) 125,743 12,428
Alphabet, Inc. Class C(Æ) 42,692 4,264
Alteryx, Inc. Class A(Æ) 2,191 122
Amdocs, Ltd. 8,800 809
Analog Devices, Inc. 8,271 1,418
Ansys, Inc.(Æ) 1,749 466
Apple, Inc. 216,281 31,207
Applied Materials, Inc. 7,134 795

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AppLovin Corp. Class A(Æ) 5,973 76
Arista Networks, Inc.(Æ) 7,565 953
Arrow Electronics, Inc.(Æ) 4,106 482
Autodesk, Inc.(Æ) 1,190 256
Avnet, Inc. 6,184 284
Bill.com Holdings, Inc.(Æ) 1,598 185
Bio Techne Corp.(Æ) 5,508 439
Booking Holdings, Inc.(Æ) 446 1,086
Broadcom, Inc. 4,679 2,737
CACI International, Inc. Class A(Æ) 580 179
Cadence Design Systems, Inc.(Æ) 6,210 1,135
CDW Corp. 4,269 837
Ceridian HCM Holding, Inc.(Æ) 2,431 176
Ciena Corp.(Æ) 4,892 254
Cirrus Logic, Inc.(Æ) 1,237 112
Cisco Systems, Inc. 56,785 2,764
Cloudflare, Inc. Class A(Æ) 5,224 276
Cognex Corp. 5,824 319
Cognizant Technology Solutions Corp. Class
A 18,064 1,206
Concentrix Corp. 2,913 413
Corning, Inc. 26,842 929
Corteva, Inc. 14,891 960
Crowdstrike Holdings, Inc. Class A(Æ) 745 79
Datadog, Inc. Class A(Æ)(Ñ) 2,807 210
Dell Technologies, Inc. Class C 13,365 543
Dolby Laboratories, Inc. Class A 1,887 150
DoorDash, Inc. Class A(Æ) 1,378 80
DXC Technology Co.(Æ) 13,418 385
Dynatrace, Inc.(Æ) 5,630 216
Electronic Arts, Inc. 3,485 448
EPAM Systems, Inc.(Æ) 1,969 655
F5, Inc.(Æ) 1,943 287
Fair Isaac Corp.(Æ) 517 344
Fidelity National Information Services, Inc. 9,740 731
Fiserv, Inc.(Æ) 4,040 431
Five9, Inc.(Æ) 1,943 153
Fortinet, Inc.(Æ) 10,728 562
Genpact, Ltd. 4,195 198
GlobalFoundries, Inc.(Æ)(Ñ) 3,695 219
Globant SA(Æ) 1,379 224
Hewlett Packard Enterprise Co. 74,859 1,207
HP, Inc.(Æ) 37,296 1,087
HubSpot, Inc.(Æ) 1,111 386
Intel Corp. 87,195 2,464
International Business Machines Corp. 5,299 714
Intuit, Inc. 2,731 1,154
Jabil Circuit, Inc. 6,623 521
Jack Henry & Associates, Inc. 2,524 455
Juniper Networks, Inc. 11,766 380
KBR, Inc. 2,227 114
KLA Corp. 1,763 692
Kyndryl Holdings, Inc.(Æ) 4,279 57
Lam Research Corp. 1,167 584
Lattice Semiconductor Corp.(Æ) 4,056 307
Leidos Holdings, Inc. 3,866 382
Manhattan Associates, Inc.(Æ) 2,909 379
Marvell Technology, Inc. 6,380 275
Meta Platforms, Inc. Class A(Æ) 28,872 4,301
Microchip Technology, Inc. 7,445 578
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Micron Technology, Inc. 22,618 1,364
Microsoft Corp. 106,798 26,466
MKS Instruments, Inc. 2,434 249
MongoDB, Inc.(Æ) 1,418 304
Monolithic Power Systems, Inc. 1,614 688
Motorola Solutions, Inc. 3,457 888
MSCI, Inc. Class A 1,001 532
nCino, Inc.(Æ) 3,423 98
NetApp, Inc. 7,447 493
Nutanix, Inc. Class A(Æ) 5,040 140
NVIDIA Corp. 28,616 5,591
Okta, Inc.(Æ) 3,569 263
ON Semiconductor Corp.(Æ) 13,535 994
Oracle Corp. 16,162 1,430
Palantir Technologies, Inc. Class A(Æ) 31,403 244
Palo Alto Networks, Inc.(Æ) 4,299 682
Paycom Software, Inc.(Æ) 1,427 462
Pinterest, Inc. Class A(Æ) 11,719 308
PTC, Inc.(Æ) 2,257 304
Pure Storage, Inc. Class A(Æ) 6,919 200
Qorvo, Inc.(Æ) 5,416 588
QUALCOMM, Inc. 7,264 968
Roku, Inc.(Æ) 2,235 129
Roper Technologies, Inc. 897 383
Salesforce, Inc.(Æ) 6,757 1,135
Science Applications International Corp. 1,080 112
ServiceNow, Inc.(Æ) 2,144 976
Skyworks Solutions, Inc. 4,477 491
Smartsheet, Inc. Class A(Æ) 3,071 133
Snowflake, Inc. Class A(Æ) 1,631 255
Splunk, Inc.(Æ) 1,512 145
SS&C Technologies Holdings, Inc. 8,770 529
SYNNEX Corp. 3,111 318
Synopsys, Inc.(Æ) 3,009 1,064
Take-Two Interactive Software, Inc.(Æ) 2,381 270
Teradata Corp.(Æ) 2,887 101
Teradyne, Inc. 3,590 365
Texas Instruments, Inc. 8,919 1,581
Tyler Technologies, Inc.(Æ) 1,470 474
Uber Technologies, Inc.(Æ) 10,496 325
VeriSign, Inc.(Æ) 1,481 323
VMware, Inc. Class A(Æ) 4,284 525
Western Digital Corp.(Æ) 11,865 521
Wix.com, Ltd.(Æ) 1,422 124
Workday, Inc. Class A(Æ) 3,635 659
Zoom Video Communications, Inc. Class
A(Æ) 3,087 232
Zscaler, Inc.(Æ) 729 91
149,900
Utilities - 3.7%
Alliant Energy Corp. 4,441 240
American Water Works Co., Inc. 1,310 205
APA Corp. 16,618 737
AT&T, Inc. 114,143 2,325
Atmos Energy Corp. 4,369 513
Avangrid, Inc. 5,223 220
CenterPoint Energy, Inc. 12,943 390
Cheniere Energy, Inc. 2,191 335
Chesapeake Energy Corp. 3,367 292

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 465
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CMS Energy Corp. 4,365 276
ConocoPhillips Co. 29,335 3,575
Consolidated Edison, Inc. 7,938 757
Dominion Energy, Inc. 3,990 254
DT Midstream, Inc. 1,548 85
DTE Energy Co. 3,386 394
Duke Energy Corp. 4,555 467
Edison International 5,132 354
Entergy Corp. 6,005 650
Essential Utilities, Inc. 2,076 97
Eversource Energy(Æ) 2,983 246
Exelon Corp. 18,951 799
FirstEnergy Corp. 9,372 384
Hawaiian Electric Industries, Inc. 5,775 244
IDACORP, Inc. 1,323 140
Lumen Technologies, Inc. 30,572 160
National Fuel Gas Co. 3,411 198
NextEra Energy, Inc. 15,875 1,185
NRG Energy, Inc. 6,723 230
Ovintiv, Inc. 6,725 331
Pinnacle West Capital Corp. 5,625 419
Public Service Enterprise Group, Inc. 4,789 297
Sempra Energy 3,529 566
Southern Co. (The) 8,384 567
T-Mobile USA, Inc.(Æ) 7,644 1,141
UGI Corp. 6,830 272
Verizon Communications, Inc. 47,645 1,981
WEC Energy Group, Inc.(Æ) 3,663 344
Xcel Energy, Inc. 4,603 316
21,986
Total Common Stocks
(cost $354,505) 559,814
Short-Term Investments - 4.4%
U.S. Cash Management Fund(@) 25,571,871
(∞)
25,567
Total Short-Term Investments
(cost $25,563) 25,567
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,346,730
(∞)
1,347
Total Other Securities
(cost $1,347) 1,347
Total Investments - 100.1%
(identified cost $381,415) 586,728
Other Assets and Liabilities, Net
– (0.1)%
(397)
Net Assets - 100.0%
586,331

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 100 USD 20,450 03/23 630
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 630
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 73,130 $ — $ —
$ —
$ 73,130
Consumer Staples 31,250 — —
—
31,250
Energy 34,213 — —
—
34,213
Financial Services 80,629 — —
—
80,629
Health Care 79,717 — 1
—
79,718
Materials and Processing 31,418 — —
—
31,418
Producer Durables 57,570 — —
—
57,570
Technology 149,900 — —
—
149,900
Utilities 21,986 — —
—
21,986
Short-Term Investments — — — 25,567 25,567
Other Securities — — — 1,347 1,347
Total Investments
559,813 — 1 26,914 586,728
Other Financial Instruments
Assets
Futures Contracts 630 — — — 630
Total Other Financial Instruments
*
$ 630 $ — $ — $ — $ 630
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.2%
Australia - 6.6%
Ampol, Ltd. 2,949 64
APA Group 17,930 134
Aristocrat Leisure, Ltd. 10,606 256
ASX, Ltd. - ADR 8,459 414
Aurizon Holdings, Ltd. 98,021 256
Australia & New Zealand Banking
Group, Ltd. - ADR 36,133 640
BHP Group, Ltd. - ADR 74,685 2,618
BlueScope Steel, Ltd. 17,651 242
Brambles, Ltd. 19,953 170
Cochlear, Ltd. 1,373 207
Coles Group, Ltd. 30,790 387
Commonwealth Bank of Australia
- ADR 18,198 1,421
Dexus Property Group(ö) 28,007 162
Endeavour Mining Corp. 17,260 81
Flutter Entertainment PLC(Æ) 828 129
Fortescue Metals Group, Ltd. 37,379 593
Goodman Group(ö) 12,973 186
GPT Group (The)(ö) 26,918 87
IDP Education, Ltd. 7,561 168
Independence Group NL 16,939 177
Insurance Australia Group, Ltd.(Æ) 63,157 219
Medibank Pvt, Ltd. 153,318 319
Mineral Resources, Ltd. 4,147 263
Mirvac Group(ö) 39,278 63
National Australia Bank, Ltd. - ADR 29,422 663
Newcrest Mining, Ltd. 11,625 186
Northern Star Resources, Ltd. 22,429 201
Pilbara Minerals, Ltd. 66,698 227
QBE Insurance Group, Ltd. 46,418 453
Ramsay Health Care, Ltd. 3,593 169
REA Group, Ltd. 1,471 132
Rio Tinto PLC 14,067 1,100
Rio Tinto, Ltd. - ADR 6,577 592
Santos, Ltd. 67,149 339
Scentre Group(ö) 41,152 89
Sonic Healthcare, Ltd. 6,168 138
South32, Ltd. Class B 120,630 390
Stockland(ö) 39,004 109
Suncorp Group, Ltd.(Æ) 53,397 474
Telstra Corp., Ltd. 114,177 330
Transurban Group - ADR(Æ) 22,440 220
Treasury Wine Estates, Ltd. 7,398 76
Vicinity Centres(Æ)(ö) 113,773 166
Wesfarmers, Ltd.(Æ) 8,529 301
Westpac Banking Corp. 53,438 899
WiseTech Global, Ltd. 4,086 177
Woodside Energy Group, Ltd. 35,777 929
Woolworths Group, Ltd. 7,399 189
17,805
Austria - 0.4%
Erste Group Bank AG 3,843 145
Mondi PLC 9,633 181
OMV AB 8,777 438
Verbund AG Class A 1,227 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voestalpine AG 3,882 129
998
Belgium - 0.4%
Ageas SA 4,183 204
D'ieteren SA 260 50
Elia System Operator SA 783 110
Groupe Bruxelles Lambert SA 608 52
KBC Groep NV 2,385 176
Sofina SA 253 60
Solvay SA 2,282 266
UCB SA 3,318 272
1,190
Brazil - 0.2%
Yara International ASA 9,686 430
Canada - 10.3%
Agnico Eagle Mines, Ltd. 2,916 165
Alimentation Couche-Tard, Inc. 9,287 424
AltaGas, Ltd. - ADR 3,639 68
ARC Resources, Ltd. 25,208 293
Bank of Montreal(Ñ) 7,078 712
Bank of Nova Scotia (The)(Ñ) 10,282 557
Barrick Gold Corp. 12,366 242
BCE, Inc.(Ñ) 2,588 122
Brookfield Asset Management, Inc. 7,217 268
Brookfield Asset Management, Inc.
Class A 1 —
CAE, Inc.(Æ) 2,536 57
Cameco Corp. 4,932 138
Canadian Apartment Properties(ö) 4,833 179
Canadian Imperial Bank of Commerce 11,667 533
Canadian National Railway Co. 5,903 703
Canadian Natural Resources, Ltd. 21,403 1,314
Canadian Pacific Railway, Ltd. 10,081 796
Canadian Tire Corp., Ltd. Class A 1,914 228
Canadian Utilities, Ltd. Class A 2,670 74
CCL Industries, Inc. Class B 5,700 267
Cenovus Energy, Inc. 28,901 577
CGI Group, Inc.(Æ) 3,764 323
Constellation Software, Inc. 385 680
Descartes Systems Group, Inc. (The)
(Æ) 1,259 92
Dollarama, Inc. 7,522 450
Element Fleet Management Corp. 13,591 192
Empire Co., Ltd. Class A 12,048 347
Enbridge, Inc. 9,432 386
Fairfax Financial Holdings, Ltd. 411 272
Fortis, Inc. 1,258 52
Franco-Nevada Corp. Class T 711 104
George Weston, Ltd. 1,679 216
GFL Environmental, Inc. 1,700 52
Gildan Activewear, Inc. Class A 3,117 98
Great-West Lifeco, Inc. 12,375 328
iA Financial Corp., Inc. 4,746 293
IGM Financial, Inc. 1,035 32
Imperial Oil, Ltd. 11,566 632
Intact Financial Corp. 9,526 1,382
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 127
Loblaw Cos., Ltd. 5,724 513

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lundin Mining Corp. 35,328 267
Magna International, Inc. Class A 3,454 224
Manulife Financial Corp. 37,118 734
Metro, Inc. Class A 6,249 339
National Bank of Canada 4,087 307
Northland Power, Inc. 6,071 163
Nutrien, Ltd. 7,727 640
Nuvei Corp.(Æ)(Þ) 1,664 59
Pembina Pipeline Corp. 5,336 189
Power Corp. of Canada 4,430 120
Quebecor, Inc. Class B 9,367 222
Restaurant Brands International, Inc. 726 49
RioCan Real Estate Investment Trust(ö) 8,107 141
Ritchie Bros Auctioneers, Inc. 2,638 160
Rogers Communications, Inc. Class B 5,804 282
Royal Bank of Canada - GDR 17,590 1,800
Saputo, Inc. - ADR 4,167 115
Sun Life Financial, Inc. 14,325 720
Suncor Energy, Inc. 40,096 1,392
TC Energy Corp.(Æ) 13,115 565
Teck Resources, Ltd. Class B 18,451 798
TELUS Corp. 3,519 76
TFI International, Inc.(Æ) 2,553 284
Thomson Reuters Corp.(Æ) 2,587 308
TMX Group, Ltd. 531 52
Toromont Industries, Ltd. 5,174 413
Toronto-Dominion Bank (The) 26,282 1,818
Tourmaline Oil Corp. 9,528 444
West Fraser Timber Co., Ltd. 4,648 404
WSP Global, Inc. 2,304 294
27,667
Chile - 0.0%
Antofagasta PLC 5,185 111
China - 0.4%
BOC Hong Kong Holdings, Ltd. 112,500 393
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 64
SITC International Holdings Co., Ltd. 47,000 102
Wilmar International, Ltd. 71,700 223
Xinyi Glass Holdings, Ltd. 76,000 163
945
Denmark - 2.4%
AP Moller - Maersk A/S Class B 238 518
Carlsberg A/S Class B 1,794 254
Chr Hansen Holding A/S 2,055 151
Coloplast A/S Class B 1,680 203
Danske Bank A/S 10,165 211
Demant A/S(Æ) 3,270 93
DSV A/S 846 140
Genmab A/S(Æ) 1,560 610
Novo Nordisk A/S Class B 26,228 3,632
Novozymes A/S Class B 4,689 244
Pandora A/S 1,521 127
Rockwool International A/S Class B 280 80
Tryg A/S 9,258 212
Vestas Wind Systems A/S 3,330 97
6,572
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finland - 1.1%
Elisa OYJ 5,964 340
Kone OYJ Class B 5,975 326
Neste OYJ 8,844 422
Nokia OYJ 72,711 346
Nordea Bank Abp 57,823 674
Orion OYJ Class B 1,906 102
Sampo OYJ Class A 7,349 386
Stora Enso OYJ Class R 22,281 319
UPM-Kymmene OYJ 4,917 178
3,093
France - 9.3%
Adevinta ASA Class B(Æ) 6,249 53
Aeroports de Paris 392 61
Air Liquide SA Class A 5,002 797
Airbus Group SE 3,568 447
Alstom SA(Æ) 2,320 69
Amundi SA(Þ) 1,175 77
Arkema SA 2,821 286
AXA SA 22,395 698
BioMerieux 803 82
BNP Paribas SA 5,897 404
Bollore SA 31,057 174
Bouygues SA - ADR 9,916 326
Bureau Veritas SA 2,924 84
Capgemini SE 1,842 349
Carrefour SA 27,033 514
Cie de Saint-Gobain SA 7,454 427
Credit Agricole SA 12,403 149
Danone SA 3,901 213
Dassault Aviation SA 923 157
Dassault Systemes SE 11,343 422
Edenred 8,027 437
Eiffage SA 4,757 507
Electricite de France SA 15,766 207
Engie SA 27,401 390
EssilorLuxottica SA 4,375 801
Eurazeo SE 1,310 92
Getlink SE 5,227 88
Hermes International 429 804
Ipsen SA 1,278 134
Kering 810 506
Klepierre SA - GDR(Æ)(ö) 10,283 261
La Francaise des Jeux SAEM(Þ) 4,169 178
Legrand SA - ADR 1,578 141
L'Oreal SA 3,167 1,308
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,052 3,540
Michelin (CGDE) 18,220 578
Orange SA - ADR 42,340 448
Pernod Ricard SA 2,908 602
Publicis Groupe SA - ADR 7,735 546
Remy Cointreau SA 855 161
Renault SA 6,461 263
Safran SA 1,158 166
Sanofi - ADR 18,710 1,839
Sartorius Stedim Biotech 653 228
SEB SA 1,162 122
Societe Generale SA 6,440 191
Sodexo SA 524 52

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance - GDR 906 252
Thales SA 1,671 221
TotalEnergies SE 42,131 2,617
Valeo SA 6,531 142
Veolia Environnement SA 3,902 116
Vinci SA 8,128 917
Vivendi SE - ADR 24,815 267
Worldline SA(Æ)(Þ) 1,419 64
24,975
Germany - 6.0%
adidas AG 1,116 179
Allianz SE 4,766 1,137
Aroundtown SA 28,836 80
BASF SE 8,959 511
Bayerische Motoren Werke
Aktiengesellschaft 4,838 490
Bechtle AG 1,898 80
Beiersdorf AG 2,817 342
Brenntag SE 3,262 243
Carl Zeiss Meditec AG 907 130
Commerzbank AG 33,905 386
Covestro AG(Þ) 6,010 276
Daimler Truck Holding AG(Æ) 9,831 329
Deutsche Bank AG 46,016 611
Deutsche Boerse AG 3,306 591
Deutsche Lufthansa AG(Æ) 10,022 106
Deutsche Post AG 17,538 751
Deutsche Telekom AG 66,967 1,490
E.ON SE 35,650 387
Evonik Industries AG 6,557 145
Fresenius Medical Care AG & Co.
KGaA 7,933 297
Fresenius SE & Co. KGaA 11,449 330
GEA Group AG 3,731 168
Hannover Rueck SE 2,610 529
HeidelbergCement AG 6,813 466
HelloFresh SE(Æ) 4,445 108
Henkel AG & Co. KGaA 974 65
Infineon Technologies AG - ADR 9,586 343
Knorr-Bremse AG 887 58
LEG Immobilien SE 1,409 110
Mercedes-Benz Group AG 7,325 543
Merck KGaA 1,463 304
MTU Aero Engines AG 877 218
Muenchener Rueckversicherungs-
Gesellschaft AG 2,038 734
Newmont Mining Corp. 2,142 114
Puma SE 1,786 121
Rational AG 84 55
Rheinmetall AG 1,296 302
RWE AG 5,561 247
SAP SE - ADR 10,157 1,195
Scout24 SE(Þ) 1,728 100
Siemens AG 4,077 633
Siemens Energy AG 3,928 82
Siemens Healthineers AG(Þ) 5,238 280
Symrise AG 1,797 190
United Internet AG 4,140 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vonovia SE 9,396 264
16,216
Hong Kong - 1.9%
AIA Group, Ltd. 135,537 1,531
CK Asset Holdings, Ltd. 42,830 274
CK Infrastructure Holdings, Ltd. 36,001 201
Futu Holdings, Ltd. - ADR(Æ)(Ñ) 1,081 55
Galaxy Entertainment Group, Ltd. 12,000 84
Hang Lung Properties, Ltd. - ADR 31,068 58
Hang Seng Bank, Ltd. 31,996 532
Henderson Land Development Co., Ltd. 22,999 85
HKT Trust & HKT, Ltd. 68,075 89
Hong Kong & China Gas Co., Ltd. 127,136 128
Hong Kong Exchanges & Clearing, Ltd. 13,416 603
Jardine Matheson Holdings, Ltd. 1,600 85
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 38
New World Development Co., Ltd. 43,332 130
Power Assets Holdings, Ltd. 24,679 140
Sino Land Co., Ltd. 56,414 73
Sun Hung Kai Properties, Ltd. 22,071 314
Swire Pacific, Ltd. Class A 22,317 204
Swire Properties, Ltd. 12,832 36
Techtronic Industries Co., Ltd. 8,848 114
WH Group, Ltd.(Þ) 396,789 244
5,018
Ireland - 0.6%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 3,276 207
AIB Group PLC 24,519 103
Bank of Ireland Group PLC 35,497 379
CRH PLC 9,836 457
Kerry Group PLC Class A 912 86
Kingspan Group PLC 2,395 153
Smurfit Kappa Group PLC 7,312 307
1,692
Israel - 1.0%
Azrieli Group, Ltd. 770 50
Bank Hapoalim BM 39,221 353
Bank Leumi Le-Israel BM 43,642 385
Check Point Software Technologies,
Ltd.(Æ) 3,810 485
Elbit Systems, Ltd. 1,050 176
ICL Group, Ltd. 27,040 215
Israel Discount Bank, Ltd. Class A 46,648 238
Mizrahi Tefahot Bank, Ltd. 5,654 186
Nice, Ltd.(Æ) 1,507 312
Tower Semiconductor, Ltd.(Æ) 4,323 182
ZIM Integrated Shipping Services, Ltd.
(Ñ) 5,677 108
2,690
Italy - 1.8%
Amplifon SpA 1,732 48
Assicurazioni Generali SpA 25,375 495
Coca-Cola HBC AG - ADR(Æ) 7,346 178
Davide Campari-Milano NV(Æ) 5,045 54
DiaSorin SpA 250 32

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
470 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel SpA 54,747 322
Eni SpA - ADR 45,240 698
Ferrari NV 1,926 480
FinecoBank Banca Fineco SpA 13,886 249
Infrastrutture Wireless Italiane SpA(Þ) 5,703 62
Intesa Sanpaolo SpA 103,566 272
Mediobanca Banca di Credito
Finanziario SpA 7,164 77
Moncler SpA 5,240 328
Poste Italiane SpA(Þ) 13,149 140
Prysmian SpA 5,733 234
Recordati SpA 2,760 121
Snam Rete Gas SpA 52,212 266
Terna Rete Elettrica Nazionale SpA 36,634 291
UniCredit SpA 19,513 380
4,727
Japan - 18.8%
Advantest Corp. 2,500 179
Aeon Co., Ltd. 7,700 158
Aisin Seiki Co., Ltd. 3,700 108
Ajinomoto Co., Inc. 4,000 132
Asahi Glass Co., Ltd. 3,900 144
Asahi Group Holdings, Ltd. 7,900 261
Asahi Intecc Co., Ltd. 5,900 103
Asahi Kasei Corp. 24,100 183
Astellas Pharma, Inc. 42,500 627
Bandai Namco Holdings, Inc. 6,300 421
Bridgestone Corp. 2,000 75
Brother Industries, Ltd. 18,400 286
Canon, Inc. 33,000 733
Capcom Co., Ltd. - GDR 5,800 188
Central Japan Railway Co. 800 97
Chiba Bank, Ltd. (The) 16,100 122
Chugai Pharmaceutical Co., Ltd. 11,000 285
CyberAgent, Inc. 13,600 127
Dai Nippon Printing Co., Ltd. 4,300 102
Daifuku Co., Ltd. 3,900 215
Dai-ichi Life Holdings, Inc. 7,200 169
Daiichi Sankyo Co., Ltd. 19,600 616
Daikin Industries, Ltd. 2,100 366
Daito Trust Construction Co., Ltd. 3,700 363
Daiwa House Industry Co., Ltd. 12,400 298
Daiwa House REIT Investment Corp.(ö) 25 54
Daiwa Securities Group, Inc. 18,900 89
Denso Corp. 1,800 97
Dentsu, Inc. 9,900 319
Disco Corp. 500 150
East Japan Railway Co. 1,900 105
Eisai Co., Ltd. 3,500 217
ENEOS Holdings, Inc. 62,800 224
Fast Retailing Co., Ltd. 600 364
Fuji Electric Co., Ltd. 2,500 101
FUJIFILM Holdings Corp. 3,000 159
Fujitsu, Ltd. 1,800 258
GLP J-REIT(ö) 47 53
Hakuhodo DY Holdings, Inc. 8,700 94
Hamamatsu Photonics KK 4,600 246
Hankyu Hanshin Holdings, Inc. 5,200 154
Hikari Tsushin, Inc. 400 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hirose Electric Co., Ltd. 600 78
Hitachi, Ltd. 6,100 320
Honda Motor Co., Ltd. 26,200 650
Hoya Corp. 5,000 551
Hulic Co., Ltd. 10,000 82
Ibiden Co., Ltd. 2,200 86
Idemitsu Kosan Co., Ltd. 8,400 209
Iida Group Holdings Co., Ltd. 4,300 72
Inpex Corp. 39,900 440
Isuzu Motors, Ltd. 24,900 315
ITOCHU Corp. 25,000 808
Itochu Techno-Solutions Corp. 2,300 57
Japan Exchange Group, Inc. 19,900 305
Japan Post Bank Co., Ltd. Class A 7,800 69
Japan Post Holdings Co., Ltd. 43,800 384
Japan Post Insurance Co., Ltd. Class A 5,300 95
Japan Real Estate Investment Corp.(ö) 12 51
Japan Retail Fund Investment Corp.(ö) 70 54
Japan Tobacco, Inc. 29,100 592
JFE Holdings, Inc. 13,400 177
Kajima Corp. 22,000 270
Kakaku.com, Inc. 3,600 60
Kansai Electric Power Co., Inc. (The) 22,000 212
Kao Corp. 6,700 273
KDDI Corp. 19,600 612
Keisei Electric Railway Co., Ltd. 1,900 55
Keyence Corp. 1,200 554
Kikkoman Corp. 4,000 211
Kirin Holdings Co., Ltd. 9,200 142
Kobayashi Pharmaceutical Co., Ltd. 900 65
Komatsu, Ltd. 6,100 150
Konami Holdings Corp. 3,800 187
Kose Corp. 800 88
Kubota Corp. 7,400 111
Kurita Water Industries, Ltd. 3,200 144
Kyocera Corp. 5,100 265
Kyowa Kirin Co., Ltd. 11,200 250
Lasertec Corp. 1,200 238
M3, Inc. 5,300 145
Marubeni Corp. 36,900 452
Mazda Motor Corp. 18,500 149
McDonald's Holdings Co. Japan, Ltd. 2,800 111
MEIJI Holdings Co., Ltd. 3,000 155
Minebea Co., Ltd. 2,600 45
MISUMI Group, Inc. 11,700 294
Mitsubishi Chemical Holdings Corp. 25,300 142
Mitsubishi Corp. 16,400 549
Mitsubishi Electric Corp. 36,500 402
Mitsubishi Estate Co., Ltd. 13,900 179
Mitsubishi Heavy Industries, Ltd. 8,600 337
Mitsubishi UFJ Financial Group, Inc. 113,900 836
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 26,800 136
Mitsui & Co., Ltd. 25,100 742
Mitsui Chemicals, Inc. 3,800 89
Mitsui Fudosan Co., Ltd. 13,700 257
Mitsui OSK Lines, Ltd. 14,600 361
Mizuho Financial Group, Inc. 32,600 509
MonotaRO Co., Ltd. 13,000 197

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings,
Inc. 8,700 280
Murata Manufacturing Co., Ltd. 3,500 201
NEC Corp. 9,100 329
Nexon Co., Ltd. 11,500 278
NGK Insulators, Ltd. 5,000 69
Nidec Corp. 1,400 77
Nihon M&A Center, Inc. 12,500 128
Nintendo Co., Ltd. 13,400 580
Nippon Building Fund, Inc.(ö) 10 44
Nippon Paint Holdings Co., Ltd. 6,700 61
Nippon Shinyaku Co., Ltd. 1,200 62
Nippon Steel Corp. 20,200 420
Nippon Telegraph & Telephone Corp. 22,518 674
Nippon Yusen 16,200 384
Nissan Chemical Industries, Ltd. 4,800 227
Nissan Motor Co., Ltd. 65,800 236
Nissin Foods Holdings Co., Ltd. 2,400 188
Nitori Holdings Co., Ltd. 1,800 239
Nitto Denko Corp. 3,600 233
Nomura Holdings, Inc. 33,600 134
Nomura Real Estate Holdings, Inc. 6,400 141
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 59 69
Nomura Research Institute, Ltd. 2,400 58
Obayashi Corp. 23,800 184
Obic Co., Ltd. 2,200 352
Oji Holdings Corp. 22,400 93
Olympus Corp. 11,800 222
Omron Corp. 1,500 87
Ono Pharmaceutical Co., Ltd. 13,800 300
Oriental Land Co., Ltd. 2,100 349
ORIX Corp. 24,500 430
Osaka Gas Co., Ltd. 2,400 39
Otsuka Corp. 2,700 89
Otsuka Holdings Co., Ltd. 10,100 324
Pan Pacific International Holdings
Corp. 11,900 220
Panasonic Holdings Corp. 27,200 252
Persol Holdings Co., Ltd. 7,800 171
Recruit Holdings Co., Ltd. 22,200 713
Renesas Electronics Corp.(Æ) 12,800 132
Resona Holdings, Inc. 53,900 299
Ricoh Co., Ltd. 25,800 201
SBI Holdings, Inc. 8,600 182
SCSK Corp. 3,300 54
Secom Co., Ltd. 3,300 197
Seiko Epson Corp. 19,100 288
Sekisui Chemical Co., Ltd. 25,200 353
Sekisui House, Ltd. 22,900 432
Seven & i Holdings Co., Ltd. 11,400 539
Shimadzu Corp. 6,400 196
Shimano, Inc. 1,400 251
Shimizu Corp. 20,800 117
Shin-Etsu Chemical Co., Ltd. 2,900 432
Shionogi & Co., Ltd. 2,800 134
Shiseido Co., Ltd. 1,200 63
Shizuoka Financial Group, Inc. 7,600 64
SoftBank Group Corp. 36,000 778
Sompo Japan Nipponkoa Holdings, Inc. 8,600 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sony Group Corp. 6,200 553
Square Enix Holdings Co., Ltd. 1,200 57
Start Today Co., Ltd. 4,000 104
Subaru Corp. 19,092 315
Sumco Corp. 6,800 100
Sumitomo Chemical Co., Ltd. 38,300 147
Sumitomo Corp. 26,900 483
Sumitomo Electric Industries, Ltd. 22,600 272
Sumitomo Metal Mining Co., Ltd. 6,200 251
Sumitomo Mitsui Financial Group, Inc. 14,100 614
Sumitomo Mitsui Trust Holdings, Inc. 11,800 430
Suntory Beverage & Food, Ltd. 5,000 169
Suzuki Motor Corp. 6,800 256
Sysmex Corp. 3,200 213
T&D Holdings, Inc. 9,300 149
Taisei Corp. 7,021 242
Takeda Pharmaceutical Co., Ltd. 19,066 600
TDK Corp. 4,600 164
Terumo Corp. 11,800 343
TIS, Inc. 4,500 129
Tobu Railway Co., Ltd. 2,500 59
Toho Co., Ltd. 3,200 118
Tokio Marine Holdings, Inc. 39,400 825
Tokyo Electron, Ltd. 1,200 421
Tokyo Gas Co., Ltd. 13,600 284
Toppan Printing Co., Ltd. 6,400 103
Toray Industries, Inc. 41,400 254
Tosoh Corp. 8,300 109
TOTO, Ltd. 3,400 132
Toyota Industries Corp. 2,700 164
Toyota Motor Corp. 134,100 1,946
Toyota Tsusho Corp. 6,100 258
Trend Micro, Inc. 4,900 243
Unicharm Corp. 8,400 321
USS Co., Ltd. 7,700 126
Welcia Holdings Co., Ltd. 2,100 47
West Japan Railway Co. 2,200 92
Yakult Honsha Co., Ltd. 5,500 393
Yamaha Motor Co., Ltd. 7,200 177
Yamatake Corp. 2,100 59
Yaskawa Electric Corp. 1,600 63
Yokogawa Electric Corp. 5,900 104
Z Holdings Corp. 22,600 65
50,442
Jordan - 0.1%
Hikma Pharmaceuticals PLC 12,492 264
Luxembourg - 0.1%
ArcelorMittal SA(Æ) 12,202 377
Netherlands - 4.9%
ABN AMRO Bank NV(Þ) 11,031 183
Adyen NV(Æ)(Þ) 234 354
Aegon NV 52,440 288
Akzo Nobel NV 1,885 140
Argenx SE(Æ) 424 161
ASM International NV 629 213
ASML Holding NV 5,576 3,693
Euronext NV(Þ) 1,491 121
Exor NV(Æ) 2,251 179

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
472 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heineken Holding NV 4,471 368
Heineken NV 1,946 194
IMCD NV 691 110
ING Groep NV 24,273 350
Koninklijke Ahold Delhaize NV 31,494 939
Koninklijke KPN NV 73,973 253
Koninklijke Philips NV 24,074 417
NN Group NV 6,284 273
OCI NV 2,888 98
Randstad NV 5,666 363
Shell PLC 117,816 3,460
Universal Music Group NV 11,852 303
Wolters Kluwer NV 5,998 654
13,114
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 8,650 142
Mercury NZ, Ltd. 23,501 91
Spark New Zealand, Ltd. 78,590 265
Xero, Ltd.(Æ) 904 50
548
Norway - 0.8%
Aker BP ASA 7,547 230
DNB Bank ASA 10,505 196
Equinor ASA Class N 20,367 619
Gjensidige Forsikring ASA 13,554 244
Kongsberg Gruppen ASA 1,645 65
Mowi ASA 9,474 175
Norsk Hydro ASA 30,048 244
Orkla ASA 8,180 61
Salmar ASA Class A 2,270 105
Telenor ASA 13,794 144
2,083
Portugal - 0.3%
Energias de Portugal SA 55,688 277
Galp Energia SGPS SA Class B 9,340 128
Jeronimo Martins SGPS SA 14,999 325
730
Singapore - 1.7%
Ascendas Real Estate Investment
Trust(Æ)(ö) 25,700 57
Capitaland Investment, Ltd. 43,500 132
CapitaLand Mall Trust Class A(ö) 105,028 172
City Developments, Ltd. 10,800 69
DBS Group Holdings, Ltd. 33,697 923
Genting Singapore, Ltd. 74,500 56
Jardine Cycle & Carriage, Ltd. 2,400 53
Keppel Corp., Ltd. - ADR 61,100 353
Oversea-Chinese Banking Corp., Ltd. 71,079 701
SEA, Ltd. - ADR(Æ) 3,552 229
Singapore Airlines, Ltd. 18,400 83
Singapore Exchange, Ltd. 10,800 76
Singapore Technologies Engineering,
Ltd. 61,100 172
Singapore Telecommunications, Ltd. 85,100 163
STMicroelectronics NV 12,268 580
United Overseas Bank, Ltd. 28,600 651
UOL Group, Ltd. 17,900 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Venture Corp., Ltd. 5,300 75
4,641
South Africa - 0.3%
Anglo American PLC 18,442 795
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 75
Spain - 1.9%
Acciona SA 623 122
ACS Actividades de Construccion y
Servicios SA 8,624 255
Amadeus IT Group SA Class A(Æ) 1,224 77
Banco Bilbao Vizcaya Argentaria SA
- ADR 86,251 607
Banco Santander SA - ADR 172,354 601
CaixaBank SA 40,317 179
Cellnex Telecom SA(Þ) 2,824 111
EDP Renovaveis SA 4,097 89
Enagas SA 8,042 144
Endesa SA - ADR 3,733 74
Ferrovial SA 2,653 78
Grifols SA(Æ) 3,956 52
Iberdrola SA 66,757 781
Industria de Diseno Textil SA 16,482 515
Naturgy Energy Group SA 3,223 91
Red Electrica Corp. SA 11,179 198
Repsol SA - ADR 45,169 742
Telefonica SA - ADR 106,769 406
5,122
Sweden - 2.8%
Assa Abloy AB Class B 19,576 461
Atlas Copco AB(Æ) 57,023 665
Boliden AB(Æ) 15,076 678
Embracer Group AB(Æ) 6,568 31
Epiroc AB Class A 16,133 314
Equities AB 11,565 261
Essity Aktiebolag Class B 3,885 102
Evolution Gaming Group AB(Þ) 3,266 367
Getinge AB Class B 3,510 79
Hennes & Mauritz AB Class B(Ñ) 10,514 129
Hexagon AB(Æ) 42,525 487
Holmen AB Class B 1,138 47
Husqvarna AB Class B 4,731 40
Industrivarden AB Class C 1,477 39
Indutrade AB 9,894 220
Investor AB Class A 6,057 121
Investor AB Class B 23,968 466
Kinnevik AB Class B(Æ) 3,245 50
L E Lundbergforetagen AB Class B 1,904 88
Lifco AB(Æ) 2,732 50
Nibe Industrier AB Class B 24,934 269
Sandvik AB 7,218 149
Securitas AB Class B 16,109 147
Skandinaviska Enskilda Banken AB
Class A 29,317 355
Skanska AB Class B 10,531 186
Svenska Handelsbanken AB Class A 23,234 242
Swedbank AB Class A 17,369 333

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swedish Orphan Biovitrum AB Class
B(Æ) 6,778 151
Tele2 AB Class B 4,537 39
Telefonaktiebolaget LM Ericsson Class
B 105,964 614
Volvo AB Class B 16,532 328
Volvo Car AB Class B(Æ) 26,961 135
7,643
Switzerland - 4.5%
ABB, Ltd. 4,321 150
Adecco Group AG 5,029 186
Alcon, Inc. 3,143 237
Bachem Holding AG 760 67
Baloise Holding AG 1,977 325
Barry Callebaut AG 52 108
Chocoladefabriken Lindt & Spruengli
AG 12 234
Cie Financiere Richemont SA Class A 3,178 490
Credit Suisse Group AG Class A 23,025 79
EMS-Chemie Holding AG 171 127
Geberit AG 715 409
Givaudan SA 47 153
Julius Baer Group, Ltd. 1,735 111
Kuehne & Nagel International AG 1,043 249
Logitech International SA 3,062 179
Lonza Group AG 1,019 582
Novartis AG 30,795 2,785
Partners Group Holding AG 688 647
Schindler Holding AG 1,682 355
SGS SA 110 268
Sika AG 1,408 401
Sonova Holding AG 662 166
Straumann Holding AG 1,777 233
Swatch Group AG (The) Class B 1,698 613
Swiss Life Holding AG 672 397
Swiss Prime Site AG Class A 1,141 102
Swisscom AG 800 473
Temenos AG 686 49
UBS Group AG 26,827 571
VAT Group AG(Þ) 716 223
Zurich Insurance Group AG 2,136 1,056
12,025
United Kingdom - 10.0%
3i Group PLC 39,477 770
Ashtead Group PLC 7,451 491
AstraZeneca PLC 23,144 3,028
Auto Trader Group PLC(Þ) 43,011 334
Aviva PLC 81,091 456
BAE Systems PLC 47,286 500
Barclays PLC 129,110 296
Barratt Developments PLC 30,464 173
Berkeley Group Holdings PLC 5,153 264
BP PLC 175,805 1,064
British American Tobacco PLC 31,916 1,221
BT Group PLC 170,310 263
Bunzl PLC 7,962 292
Burberry Group PLC 8,998 274
CK Hutchison Holdings, Ltd. Class B 62,758 401
CNH Industrial NV 12,961 228
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coca-Cola European Partners PLC 1,756 99
Compass Group PLC(Æ) 36,975 882
Croda International PLC(Æ) 3,922 334
DCC PLC 1,215 69
Diageo PLC 40,309 1,751
Experian PLC 15,958 583
GVC Holdings PLC 7,130 132
Halma PLC 15,698 418
Hargreaves Lansdown PLC 16,120 178
HSBC Holdings PLC 278,903 2,056
Imperial Tobacco Group PLC 21,680 544
Informa PLC 27,852 230
InterContinental Hotels Group PLC(Æ) 3,186 220
Intertek Group PLC 2,136 115
J Sainsbury PLC 57,295 186
JD Sports Fashion PLC(Æ) 39,145 79
Kingfisher PLC 85,561 295
Legal & General Group PLC 57,956 182
Lloyds Banking Group PLC 507,561 331
London Stock Exchange Group PLC 6,475 593
National Grid PLC 31,757 404
NatWest Group PLC 107,370 409
Pearson PLC 26,132 297
Persimmon PLC Class A 10,217 179
Reckitt Benckiser Group PLC 4,453 317
RELX PLC 28,222 839
Rentokil Initial PLC 9,523 58
Rolls-Royce Holdings PLC(Æ) 52,207 68
Sage Group PLC (The) 21,031 202
Schroders PLC 12,682 75
Scottish & Southern Energy PLC 15,132 323
Segro PLC(ö) 23,554 242
Severn Trent PLC Class H 5,196 181
Smith & Nephew PLC 24,225 333
Smiths Group PLC 5,457 116
Spirax-Sarco Engineering PLC 1,700 243
St. James's Place PLC 7,897 120
Standard Chartered PLC 39,170 328
Taylor Wimpey PLC 108,428 157
Tesco PLC 167,829 510
Unilever PLC 23,717 1,212
United Utilities Group PLC 18,390 240
Vodafone Group PLC 422,111 486
Wausau Paper Corp. 9,441 110
Whitbread PLC 3,058 115
26,896
United States - 5.3%
Computershare, Ltd. 10,617 178
CSL, Ltd. 5,059 1,068
GSK Finance No. 3 PLC 64,168 1,121
Haleon PLC(Æ) 88,103 352
Holcim AG(Æ) 8,224 490
James Hardie Industries PLC 5,825 131
Nestle SA 39,379 4,805
Qiagen NV(Æ) 2,457 119
Roche Holding AG 11,254 3,550
Schneider Electric SE 5,585 906
Stellantis NV 45,121 707
Swiss Re AG 5,143 538

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
474 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenaris SA 8,678 154
14,119
Zambia - 0.1%
First Quantum Minerals, Ltd. 10,041 233
Total Common Stocks
(cost $204,597) 253,236
Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
2.675% (Ÿ) 6,263 445
Porsche Automobil Holding SE
4.783% (Ÿ) 5,068 302
Sartorius AG
0.302% (Ÿ) 261 117
Volkswagen AG
20.531% (Ÿ) 2,808 388
1,252
Total Preferred Stocks
(cost $1,231) 1,252
Warrants and Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2023  Rights 8,624 4
Total Warrants and Rights
(cost $4) 4
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 9,856,660 (∞) 9,855
Total Short-Term Investments
(cost $9,854) 9,855
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 1,575,013 (∞) 1,575
Total Other Securities
(cost $1,575) 1,575
Total Investments - 98.9%
(identified cost $217,261) 265,922
Other Assets and Liabilities,
Net - 1.1%
2,866
Net Assets - 100.0%
268,788

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 475
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.2%
ABN AMRO Bank NV 06/06/22 EUR 11,031 11 .68 129
183
Adyen NV 12/20/19 EUR 234 1,614 .36 378
354
Amundi SA 01/10/17 EUR 1,175 52 .76 62
77
Auto Trader Group PLC 12/11/20 GBP 43,011 8 .40 361
334
Budweiser Brewing Co. APAC, Ltd. 10/21/22 HKD 20,300 2 .22 45
64
Cellnex Telecom SA 10/21/22 EUR 2,824 28 .53 81
111
Covestro AG 07/20/16 EUR 6,010 48 .98 294
276
Delivery Hero AG 10/21/22 EUR 1,244 34 .37 43
75
Euronext NV 06/06/22 EUR 1,491 73 .35 109
121
Evolution Gaming Group AB 11/24/20 SEK 3,266 105 .46 344
367
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8 .25 47
62
La Francaise des Jeux SAEM 06/14/21 EUR 4,169 42 .11 176
178
Nuvei Corp. 10/21/22 CAD 1,664 27 .60 46
59
Poste Italiane SpA 04/06/17 EUR 13,149 6 .63 87
140
Scout24 SE 10/21/22 EUR 1,728 52 .46 91
100
Siemens Healthineers AG 04/14/20 EUR 5,238 50 .13 263
280
VAT Group AG 02/04/22 CHF 716 372 .34 267
223
WH Group, Ltd. 04/30/19 HKD 396,789 0 .87 346
244
Worldline SA 03/11/22 EUR 1,419 44 .60 63 64
3,312
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 152 EUR 6,340 03/23
271
FTSE 100 Index Futures 26 GBP 2,015 03/23
92
MSCI Emerging Markets Index Futures 55 USD 2,872 03/23
163
S&P/TSX 60 Index Futures 5 CAD 1,254 03/23
33
SPI 200 Index Futures 2 AUD 371 03/23
13
TOPIX Index Futures 7 JPY 138,285 03/23 15
Short Positions
Hang Seng Index Futures 6 HKD 6,571 02/23
28
MSCI Singapore Index Futures 19 SGD 578 02/23
1
S&P 500 E-Mini Index Futures 2 USD 409 03/23 (6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 610
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 76 AUD 110 03/15/23 2
Bank of America USD 52 CAD 70 03/15/23 —
Bank of America USD 1,198 EUR 1,110 03/15/23 12
Bank of America USD 1,242 GBP 1,000 03/15/23 (8)
Bank of America USD 3,927 SEK 39,800 03/15/23 (113)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
476 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 611 USD 655 03/15/23 (11)
Bank of America JPY 1,320 USD 10 03/15/23 —
Bank of America NOK 6,300 USD 648 03/15/23 16
Goldman Sachs USD 134 GBP 110 03/15/23 2
HSBC USD 249 AUD 362 03/15/23 7
HSBC USD 210 CAD 284 03/15/23 4
HSBC USD 2,169 EUR 2,024 03/15/23 38
HSBC USD 416 GBP 336 03/15/23 (2)
HSBC USD 60 HKD 463 03/15/23 —
HSBC USD 568 JPY 75,698 03/15/23 17
HSBC USD 43 NZD 67 03/15/23 —
HSBC CHF 77 USD 84 03/15/23 (1)
HSBC NOK 1,107 USD 114 03/15/23 3
HSBC SEK 14,731 USD 1,450 03/15/23 38
Royal Bank of Canada AUD 1,900 USD 1,272 03/15/23 (71)
Royal Bank of Canada EUR 1,200 USD 1,282 03/15/23 (26)
Standard Chartered USD 249 AUD 362 03/15/23 7
Standard Chartered USD 210 CAD 284 03/15/23 4
Standard Chartered USD 2,169 EUR 2,024 03/15/23 37
Standard Chartered USD 417 GBP 336 03/15/23 (2)
Standard Chartered USD 60 HKD 463 03/15/23 —
Standard Chartered USD 568 JPY 75,698 03/15/23 17
Standard Chartered USD 43 NZD 67 03/15/23 —
Standard Chartered CHF 77 USD 84 03/15/23 —
Standard Chartered NOK 1,107 USD 114 03/15/23 3
Standard Chartered SEK 14,731 USD 1,452 03/15/23 39
Toronto Dominion Bank USD 249 AUD 362 03/15/23 7
Toronto Dominion Bank USD 210 CAD 284 03/15/23 4
Toronto Dominion Bank USD 2,169 EUR 2,024 03/15/23 38
Toronto Dominion Bank USD 416 GBP 336 03/15/23 (2)
Toronto Dominion Bank USD 60 HKD 463 03/15/23 —
Toronto Dominion Bank USD 568 JPY 75,698 03/15/23 17
Toronto Dominion Bank USD 43 NZD 67 03/15/23 —
Toronto Dominion Bank CHF 77 USD 84 03/15/23 —
Toronto Dominion Bank NOK 1,107 USD 114 03/15/23 3
Toronto Dominion Bank SEK 14,731 USD 1,451 03/15/23 38
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 117
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 640 $ 17,165 $ —
$ —
$ 17,805
Austria — 998 —
—
998
Belgium — 1,190 —
—
1,190
Brazil — 430 —
—
430
Canada 27,667 — —
—
27,667
Chile — 111 —
—
111

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 477
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
China — 945 —
—
945
Denmark — 6,572 —
—
6,572
Finland — 3,093 —
—
3,093
France — 24,975 —
—
24,975
Germany — 16,216 —
—
16,216
Hong Kong 55 4,925 38
—
5,018
Ireland 207 1,485 —
—
1,692
Israel 592 2,098 —
—
2,690
Italy — 4,727 —
—
4,727
Japan — 50,442 —
—
50,442
Jordan — 264 —
—
264
Luxembourg — 377 —
—
377
Netherlands — 13,114 —
—
13,114
New Zealand — 548 —
—
548
Norway — 2,083 —
—
2,083
Portugal — 730 —
—
730
Singapore 229 4,412 —
—
4,641
South Africa — 795 —
—
795
South Korea — 75 —
—
75
Spain — 5,122 —
—
5,122
Sweden — 7,643 —
—
7,643
Switzerland — 12,025 —
—
12,025
United Kingdom 99 26,797 —
—
26,896
United States — 14,119 —
—
14,119
Zambia 233 — —
—
233
Preferred Stocks — 1,252 — — 1,252
Warrants and Rights 4 — — — 4
Short-Term Investments — — — 9,855 9,855
Other Securities — — — 1,575 1,575
Total Investments 29,726 224,728 38 11,430 265,922
Other Financial Instruments
Assets
Futures Contracts 616 — — — 616
Foreign Currency Exchange Contracts — 353 — — 353
Liabilities
Futures Contracts (6) — — — (6)
Foreign Currency Exchange Contracts — (236) — — (236)
Total Other Financial Instruments
*
$ 610 $ 117 $ — $ — $ 727

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
478 Multifactor International Equity Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
January 31, 2023, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
34,220
Consumer Staples ...............................................................................
17,642
Energy ................................................................................................
15,786
Financial Services ..............................................................................
59,802
Health Care ........................................................................................
29,288
Materials and Processing ...................................................................
27,519
Producer Durables ..............................................................................
33,996
Technology .........................................................................................
19,114
Utilities ...............................................................................................
15,869
Preferred Stocks
Consumer Discretionary ....................................................................
690
Consumer Staples ...............................................................................
445
Producer Durables ..............................................................................
117
Warrants and Rights ...................................................................
4
Short-Term Investments .............................................................
9,855
Other Securities ...........................................................................
1,575
Total Investments ............................................................................... 265,922

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.3%
Corporate Bonds and Notes - 20.4%
American Tower Corp.
5.000% due 02/15/24 130 130
AT&T, Inc.
1.700% due 03/25/26 138 127
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 148
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 122
Capital One Financial Corp.
3.650% due 05/11/27 136 130
Celanese US Holdings LLC
1.400% due 08/05/26 198 171
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 145 142
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
6.834% due 10/23/55 99 99
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 130 131
Chevron Corp.
1.554% due 05/11/25 140 132
Citigroup, Inc.
6.625% due 06/15/32 109 119
Coca-Cola Co. (The)
1.125% due 03/09/27 119 119
CubeSmart , LP
4.000% due 11/15/25 148 144
DH Europe Finance II SARL
0.450% due 03/18/28 111 104
Edison International
5.750% due 06/15/27 167 171
Enbridge Energy Partners, LP
5.875% due 10/15/25 87 89
Enterprise Products Operating LLC
3.700% due 02/15/26 179 175
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 149 145
Huntington Bancshares, Inc.
2.625% due 08/06/24 137 133
International Business Machines Corp.
3.625% due 02/12/24 132 130
Kellogg Co.
3.250% due 04/01/26 43 41
McDonald's Corp.
4.700% due 12/09/35 156 156
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 144 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 91 89
Oracle Corp.
3.950% due 03/25/51 136 106
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 132
PepsiCo, Inc.
3.500% due 07/17/25 148 145
Prospect Capital Corp.
3.437% due 10/15/28 222 178
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 202 174
Republic Services, Inc.
2.500% due 08/15/24 136 131
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 158 154
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 201 176
Sherwin-Williams Co. (The)
3.125% due 06/01/24 135 132
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 151 147
Synchrony Financial
3.700% due 08/04/26 157 146
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 127 138
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 132
Time Warner Cable LLC
7.300% due 07/01/38 117 125
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 135
United Parcel Service, Inc.
3.900% due 04/01/25 176 174
Walt Disney Co. (The)
1.750% due 08/30/24 139 133
5,540
International Debt - 25.5%
ABN AMRO Bank NV
3.324% due 03/13/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.900%)(Ê)(Þ) 200 156
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 174 170
AIB Group PLC
4.263% due 04/10/25 (USD 3 Month
LIBOR + 1.874%)(Ê)(Þ) 170 166

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
480 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 81
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 137 134
Bancolombia SA
3.000% due 01/29/25 178 169
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 132
Barclays PLC
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 178 171
5.250% due 08/17/45 106 106
BAT Capital Corp.
Series WI
3.557% due 08/15/27 181 169
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 139 135
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 125
Bell Canada
Series US-3
0.750% due 03/17/24 144 137
BNP Paribas SA
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 181 166
Brookfield Finance, Inc.
4.350% due 04/15/30 174 165
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 142 139
Canadian National Railway Co.
2.750% due 03/01/26 141 134
Comcast Corp.
0.250% due 05/20/27 EUR 103 98
Danaher Corp.
2.500% due 03/30/30 EUR 164 166
Danske Bank A/S
1.226% due 06/22/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 147 140
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 190 171
Digital Euro Finco LLC
2.625% due 04/15/24 EUR 116 123
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 167 165
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 103
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 176 170
ING Groep NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 174 167
Marubeni Corp.
1.319% due 09/18/25 206 186
Meituan
2.125% due 10/28/25 (Þ) 189 172
Nestle Holdings, Inc.
0.257% due 06/14/26 EUR 123 121
NXP BV
Series WI
4.875% due 03/01/24 165 165
Panasonic Corp.
2.679% due 07/19/24 (Þ) 153 147
Philip Morris International, Inc.
2.750% due 03/19/25 EUR 111 119
Prosus NV
4.987% due 01/19/52 (Þ) 224 173
Santander UK Group Holdings PLC
2.896% due 03/15/32 (SOFR +
1.475%)(Ê) 200 163
Schneider Electric SE
0.875% due 03/11/25 EUR 100 104
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 128
Suncor Energy, Inc.
7.150% due 02/01/32 149 167
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 180 171
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 175
Triton International, Ltd.
3.250% due 03/15/32 203 164
TSMC Arizona Corp.
1.750% due 10/25/26 200 181
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 198 170
UBS Group AG
3.126% due 08/13/30 (USD 3 Month
LIBOR + 1.468%)(Ê)(Þ) 190 167
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 139
Walmart, Inc.
4.875% due 09/21/29 EUR 73 88
Woori Bank
4.750% due 04/30/24 (Þ) 90 89
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê) 209 166
6,913
Non-US Bonds - 37.0%
Alimentation Couche-Tard, Inc.
Series 5

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 06/02/25 CAD 244 180
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 101
Australia Government International
Bond
Series 159
0.250% due 11/21/24 AUD 230 154
Series 162
1.750% due 06/21/51 AUD 40 18
Bank of Montreal
2.370% due 02/03/25 CAD 179 129
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 171
Bundesrepublik Deutschland
1.000% due 05/15/38 EUR 207 186
2.165% due 08/15/50 EUR 67 40
Buoni del Tesoro Poliennali Bonds
Series 34Y
1.500% due 04/30/45 (Þ) EUR 399 262
Canada Government International Bond
2.000% due 06/01/32 CAD 375 261
4.000% due 06/01/41 CAD 70 60
Commerzbank AG
0.625% due 08/28/24 EUR 123 128
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê) EUR 100 102
2.000% due 07/17/30 EUR 100 90
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 110
Denmark Government International
Bond
Series 10Y
1.477% due 11/15/31 DKK 350 41
Deutsche Bank AG
2.625% due 02/12/26 EUR 100 105
Deutsche Telekom International Finance
BV
0.625% due 12/13/24 EUR 123 128
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 157
Enel Finance International NV
1.000% due 09/16/24 EUR 123 129
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 171
Fastighets AB Balder
1.000% due 01/18/27 EUR 207 176
France Government International Bond
1.750% due 06/25/39 (Þ) EUR 228 209
0.500% due 06/25/44 (Þ) EUR 250 165
Hungary Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 24/C
2.500% due 10/24/24 HUF 10,000 24
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 128
International Bank for Reconstruction
& Development
3.000% due 10/19/26 AUD 50 34
Italy Buoni Poliennali Del Tesoro
Series CAC
2.450% due 09/01/50 (Þ) EUR 189 146
Japan 2 Year Government International
Bond
Series 440
0.005% due 09/01/24 JPY 3,800 29
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 40,000 306
Series 369
0.500% due 12/20/32 JPY 15,000 115
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 80,000 559
Japan 30 Year Government International
Bond
Series 37
1.900% due 09/20/42 JPY 47,000 394
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 286
Series 14
0.700% due 03/20/61 JPY 30,800 174
KfW
0.500% due 09/15/27 EUR 300 294
0.625% due 01/07/28 EUR 195 191
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 126
Merck Financial Services GmbH
0.125% due 07/16/25 EUR 100 101
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 96
MOL Hungarian Oil & Gas PLC
1.500% due 10/08/27 EUR 113 103
National Bank of Canada
2.580% due 02/03/25 CAD 178 128
Natwest Group PLC
1.000% due 05/28/24 EUR 121 127
2.000% due 03/04/25 (3 Month
EURIBOR + 1.737%)(Ê) EUR 158 168
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 348

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
482 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 39
Norway Government International
Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 9
Republic of Austria Government
International Bond
0.818% due 02/20/30 (Þ) EUR 130 117
Royal Bank of Canada
0.125% due 07/23/24 EUR 124 129
Sky, Ltd.
2.500% due 09/15/26 EUR 112 118
Societe Generale SA
Series emtn
2.125% due 09/27/28 EUR 100 98
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 846 806
1.200% due 10/31/40 (Þ) EUR 130 97
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 78
Sweden Government International Bond
Series 1063
0.500% due 11/24/45 (Þ) SEK 165 12
Switzerland 10-Year Government Bond
0.500% due 06/27/32 CHF 50 51
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 107
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 129
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 114
United Kingdom Gilt
0.125% due 01/30/26 GBP 250 282
0.500% due 01/31/29 GBP 150 157
1.250% due 10/22/41 GBP 205 167
1.625% due 10/22/54 GBP 244 185
1.750% due 07/22/57 GBP 26 20
Volkswagen Group of America Finance
LLC
2.125% due 06/27/24 GBP 100 118
Wuestenrot & Wuerttembergische AG
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%)(Ê) EUR 100 78
10,061
United States Government Treasuries - 10.4%
United States Treasury Notes
0.625% due 08/15/30 520 423
1.625% due 05/15/31 527 459
1.250% due 08/15/31 372 312
4.125% due 11/15/32 350 368
3.125% due 05/15/48 400 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 08/15/49 300 227
1.250% due 05/15/50 520 306
2.250% due 02/15/52 501 376
2,832
Total Long-Term Investments
(cost $28,496) 25,346
Short-Term Investments - 6.7%
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 16 17
Innogy Finance BV
3.000% due 01/17/24 EUR 147 160
U.S. Cash Management Fund(@) 1,518,229(∞) 1,518
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 110
Total Short-Term Investments
(cost $1,820) 1,805
Total Investments - 100.0%
(identified cost $30,316) 27,151
Other Assets and Liabilities,
Net - 0.0%
7
Net Assets - 100.0%
27,158

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 483
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
15.9%
ABN AMRO Bank NV 07/26/22 200,000 80.36 161
156
AIB Group PLC 07/26/22 170,000 98.54 167
166
AP Moller - Maersk A/S 04/28/22 137,000 100.72 138
134
Bayer US Finance LLC 11/14/19 139,000 100.97 140
135
BNP Paribas SA 06/22/22 181,000 93.29 169
166
Buoni del Tesoro Poliennali Bonds 08/08/22 EUR 399,000 75.44 301
262
Danske Bank A/S 02/16/21 147,000 100.65 148
140
France Government International Bond 08/08/22 EUR 250,000 76.69 192
165
France Government International Bond 08/09/22 EUR 228,000 101.35 231
209
Glencore Funding LLC 08/22/22 167,000 99.63 166
165
Italy Buoni Poliennali Del Tesoro 02/23/22 EUR 189,000 112.43 212
146
Meituan 07/26/22 189,000 89.97 170
172
Nestle Holdings, Inc. 01/13/22 144,000 98.90 143
135
NGPL PipeCo LLC 03/24/22 91,000 103.67 94
89
Norway Government International Bond 10/29/21 NOK 98,000 11.91 12
9
Panasonic Corp. 03/24/22 153,000 99.53 152
147
Prosus NV 07/26/22 224,000 77.07 173
173
Republic of Austria Government International Bond 03/24/22 EUR 130,000 104.12 135
117
Spain Government International Bond 11/12/20 EUR 846,000 121.14 1,025
806
Spain Government International Bond 06/01/21 EUR 130,000 95.23 124
97
Standard Chartered PLC 02/16/21 131,000 108.40 142
128
SURA Asset Management SA 07/26/22 180,000 94.19 169
171
Sweden Government International Bond 01/14/22 SEK 165,000 10.43 17
12
TSMC Global, Ltd. 08/22/22 198,000 86.46 171
170
UBS Group AG 09/13/22 190,000 86.74 165
167
Woori Bank 03/24/22 90,000 101.83 92 89
4,326
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro- Bobl Futures 1 EUR 117 03/23
—
Euro-Bund Futures 1 EUR 137 03/23
(4)
Japanese 10-Year Mini Government Bond Futures 2 JPY 29,320 03/23
1
United States 2 Year Treasury Note Futures 10 USD 2,056 03/23
8
United States 5 Year Treasury Note Futures 21 USD 2,294 03/23
7
United States 10 Year Treasury Note Futures 2 USD 229 03/23
1
United States Treasury Long Bond Futures 2 USD 260 03/23 (1)
Short Positions
United States 10 Year Treasury Note Futures 6 USD 687 03/23 (3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 9
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 53 EUR 50 03/15/23 1
Bank of America AUD 264 USD 181 03/15/23 (5)
Bank of America CAD 757 USD 558 03/15/23 (11)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
484 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CZK 100 USD 5 03/15/23 —
Bank of America CZK 400 USD 17 03/15/23 (1)
Bank of America CZK 2,013 USD 88 03/15/23 (4)
Bank of America DKK 108 USD 16 03/15/23 —
Bank of America EUR 2,139 USD 2,295 03/15/23 (35)
Bank of America GBP 377 USD 469 03/15/23 4
Bank of America HUF 2,933 USD 8 03/16/23 (1)
Bank of America JPY 94,666 USD 710 03/15/23 (21)
Bank of America MXN 602 USD 30 03/15/23 (2)
Bank of America NOK 36 USD 4 03/15/23 —
Bank of America NZD 22 USD 14 03/15/23 —
Bank of America SEK 248 USD 24 03/15/23 1
Citigroup USD 37 GBP 31 02/10/23 1
Citigroup CHF 1 USD 1 02/10/23 —
Citigroup CHF 313 USD 337 02/10/23 (5)
Citigroup GBP 16 USD 20 02/10/23 —
HSBC USD 22 CAD 30 03/15/23 —
HSBC USD 6 DKK 40 03/15/23 —
HSBC USD 17 EUR 16 03/15/23 —
HSBC USD 48 EUR 44 03/15/23 —
HSBC USD 69 EUR 65 03/15/23 1
HSBC USD 79 EUR 73 03/15/23 —
HSBC USD 7 GBP 6 03/15/23 —
HSBC USD 133 GBP 109 03/15/23 2
HSBC USD 13 JPY 1,700 03/15/23 —
HSBC USD 19 JPY 2,500 03/15/23 —
HSBC USD 155 JPY 20,000 03/15/23 (1)
HSBC AUD 264 USD 181 03/15/23 (5)
HSBC CAD 20 USD 15 03/15/23 —
HSBC CAD 757 USD 559 03/15/23 (9)
HSBC DKK 108 USD 16 03/15/23 —
HSBC EUR 2,139 USD 2,292 03/15/23 (39)
HSBC GBP 377 USD 467 03/15/23 2
HSBC HUF 2,933 USD 7 03/16/23 (1)
HSBC JPY 94,666 USD 710 03/15/23 (21)
HSBC MXN 30 USD 2 03/15/23 —
HSBC MXN 602 USD 30 03/15/23 (2)
HSBC NOK 36 USD 4 03/15/23 —
HSBC NZD 22 USD 14 03/15/23 —
HSBC SEK 248 USD 24 03/15/23 1
Royal Bank of Canada AUD 264 USD 182 03/15/23 (5)
Royal Bank of Canada CAD 757 USD 559 03/15/23 (10)
Royal Bank of Canada DKK 108 USD 16 03/15/23 —
Royal Bank of Canada EUR 2,139 USD 2,294 03/15/23 (37)
Royal Bank of Canada GBP 377 USD 469 03/15/23 4
Royal Bank of Canada HUF 2,933 USD 8 03/16/23 —
Royal Bank of Canada JPY 94,666 USD 711 03/15/23 (21)
Royal Bank of Canada MXN 602 USD 30 03/15/23 (2)
Royal Bank of Canada NOK 36 USD 4 03/15/23 —
Royal Bank of Canada NZD 22 USD 14 03/15/23 —
Royal Bank of Canada SEK 248 USD 24 03/15/23 1
State Street USD 9 AUD 13 02/10/23 —
State Street USD 10 AUD 15 03/15/23 —
State Street USD 87 AUD 125 03/15/23 1
State Street USD — CAD — 02/10/23 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 485
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 112 CAD 151 02/10/23 2
State Street USD 23 CAD 31 03/15/23 1
State Street USD 105 CAD 140 03/15/23 1
State Street USD 298 EUR 281 02/10/23 6
State Street USD 16 EUR 15 03/15/23 —
State Street USD 32 EUR 29 03/15/23 —
State Street USD 47 EUR 44 03/15/23 1
State Street USD 96 EUR 90 03/15/23 2
State Street USD 116 EUR 108 03/15/23 2
State Street USD 24 GBP 20 03/15/23 —
State Street USD 33 GBP 27 03/15/23 —
State Street USD 57 JPY 7,423 02/10/23 —
State Street USD 15 JPY 2,000 03/15/23 1
State Street USD 15 JPY 2,000 03/15/23 —
State Street USD 27 JPY 3,500 03/15/23 —
State Street USD 111 JPY 14,000 03/15/23 (2)
State Street USD 112 NZD 178 02/10/23 3
State Street USD 3 NZD 5 03/15/23 —
State Street USD 111 SEK 1,172 02/10/23 1
State Street USD 113 SEK 1,168 02/10/23 (1)
State Street USD 59 SEK 610 03/15/23 —
State Street AUD 333 USD 228 02/10/23 (7)
State Street CAD 18 USD 13 03/15/23 —
State Street CHF 46 USD 50 03/15/23 (1)
State Street EUR 20 USD 22 02/10/23 —
State Street EUR 20 USD 22 03/15/23 —
State Street EUR 25 USD 27 03/15/23 (1)
State Street EUR 30 USD 32 03/15/23 —
State Street EUR 43 USD 47 03/15/23 —
State Street EUR 45 USD 48 03/15/23 (1)
State Street GBP 8 USD 9 03/15/23 —
State Street GBP 130 USD 159 03/15/23 (1)
State Street JPY 2,493 USD 19 02/10/23 —
State Street JPY 2,000 USD 15 03/15/23 —
State Street JPY 2,500 USD 20 03/15/23 —
State Street NZD 3 USD 2 02/10/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (213)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 300 (5.000%)
(2)
12/20/27 3 (11) (8)
Total Open Credit Indices - Purchase Protection Contracts 3 (11) (8)
Total Open Credit Default Swap Contracts (å) 3 (11) (8)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
486 Multifactor Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 5,540 $ —
$ —
$ 5,540
International Debt — 6,913 —
—
6,913
Non-US Bonds — 10,061 —
—
10,061
United States Government Treasuries — 2,832 —
—
2,832
Short-Term Investments — 287 — 1,518 1,805
Total Investments
— 25,633 — 1,518 27,151
Other Financial Instruments
Assets
Futures Contracts 17 — — — 17
Foreign Currency Exchange Contracts — 39 — — 39
Liabilities
Futures Contracts (8) — — — (8)
Foreign Currency Exchange Contracts — (252) — — (252)
Credit Default Swap Contracts — (8) — — (8)
Total Other Financial Instruments
*
$ 9 $ (221) $ — $ — $ (212)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
485
Austria ................................................................................................
117
Bermuda .............................................................................................
164
Canada ................................................................................................
2,389
China ..................................................................................................
510
Colombia ............................................................................................
340
Czech Republic ..................................................................................
110
Denmark .............................................................................................
315
France .................................................................................................
830
Germany .............................................................................................
1,852
Hungary ..............................................................................................
127
Ireland ................................................................................................
502

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 487
Amounts in thousands
Country Exposure
Fair Value
$
Italy ....................................................................................................
638
Japan ..................................................................................................
2,196
Mexico ...............................................................................................
96
Netherlands ........................................................................................
671
New Zealand ......................................................................................
39
Norway ...............................................................................................
9
South Korea .......................................................................................
89
Spain ..................................................................................................
903
Sweden ...............................................................................................
188
Switzerland ........................................................................................
218
Taiwan ................................................................................................
351
United Kingdom .................................................................................
2,570
United States ......................................................................................
11,442
Total Investments ............................................................................... 27,151

Russell Investment Company
Notes to Schedules of Investments — January 31, 2023 (Unaudited)
488 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2023 (Unaudited)
Notes to Schedules of Investments 489
Foreign Currency Abbreviations:
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2023 (Unaudited)
490 Notes to Quarterly Report
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act” ), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report) refers to the three months ended January 31, 2023.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 491
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
492 Notes to Quarterly Report
requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Global Equity, Tax-Managed U.S. Large
Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed Real Assets, Opportunistic Credit, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real
Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy, Multifactor U.S. Equity, Multifactor International
Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended January 31, 2023.
The International Developed Markets, Emerging Markets, and Tax-Managed International Equity Funds had transfers out of
Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
The Short Duration Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available. The amount transferred was $227,807.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
Funds Amount
International Developed Markets Fund $ 1,537,659
Emerging Markets Fund 401,184
Tax-Managed International Equity Fund 586,695

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 493
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
494 Notes to Quarterly Report
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. The rule requires that the Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, unfunded commitments and other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
The financial derivative instruments outstanding as of period end on the Schedules of Investments serves as an indicator of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 495
of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended January 31, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:
As of January 31, 2023, the Funds had no cash collateral balances in connection with FX contracts purchased or sold.
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended January 31, 2023, the following Funds purchased or sold options primarily for the strategies listed below:
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
496 Notes to Quarterly Report
As of January 31, 2023, the Funds had cash collateral balances in connection with options contracts purchased or sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
As of January 31, 2023, the Funds had cash collateral balances in connection with futures contracts purchased or sold as follows:
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Due to Broker
Multi-Strategy Income Fund $ 6,104,063
Multi-Asset Growth Strategy Fund 11,662,019
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Funds Cash Collateral for Futures Due to Broker
Equity Income Fund $ 521,665 $ —
Sustainable Equity Fund 278,146 —
U.S. Strategic Equity Fund 5,560,266 —
U.S. Small Cap Equity Fund 1,504,524 —
International Developed Markets Fund 27,061,882 —
Global Equity Fund 37,652,859 —

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 497
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Funds Cash Collateral for Futures Due to Broker
Emerging Markets Fund 1,339,223 —
Tax-Managed U.S. Large Cap Fund 5,681,709 —
Tax-Managed U.S. Mid & Small Cap Fund 92,880 —
Tax-Managed International Equity Fund 24,210,611 —
Tax-Managed Real Assets Fund 770,444 —
Opportunistic Credit Fund 4,914,274 229,277
Unconstrained Total Return Fund 2,585,718 —
Strategic Bond Fund 36,740,757 11,330,784
Investment Grade Bond Fund 3,249,574 71,096
Short Duration Bond Fund 1,106,423 —
Tax-Exempt High Yield Bond Fund 1,519,716 —
Tax-Exempt Bond Fund 12,707,234 —
Global Infrastructure Fund 474,501 —
Global Real Estate Securities Fund 708,387 —
Multi-Strategy Income Fund 12,663,448 107,473
Multi-Asset Growth Strategy Fund 27,897,923 25,016
Multifactor U.S. Equity Fund 716,808 —
Multifactor International Equity Fund 726,838 —
Multifactor Bond Fund 48,149 32

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
498 Notes to Quarterly Report
As of January 31, 2023, the Funds had cash collateral balances in connection with swap contracts purchased or sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt.
In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part
Funds Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 1,293,502 $ 993,162
Unconstrained Total Return Fund 6,235,176 780,000
Strategic Bond Fund 39,025,511 838,682
Investment Grade Bond Fund 2,787 -
Short Duration Bond Fund 487,419 -
Multi-Strategy Income Fund 1,198,723 2,715,000
Multi-Asset Growth Strategy Fund 1,253,390 4,487,100
Multifactor Bond Fund 25,401 -

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 499
of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2023, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended January 31, 2023, the following Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
500 Notes to Quarterly Report
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended January 31, 2023, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2023, none of the Funds entered into total return swaps contracts.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended January 31, 2023, the Unconstrained Total Return Fund entered into currency swaps primarily for hedging.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 501
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
502 Notes to Quarterly Report
short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of January 31, 2023, the market value of securities on loan through the reciprocal lending program were as follows:
As of January 31, 2023, the Sustainable Equity Fund held $18,913,824, the U.S. Strategic Equity Fund held $198,004,118 and the U.S. Small Cap Equity Fund held $48,921,850 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of January 31, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors
Funds Amount
Sustainable Equity Fund $ 12,835,103
U.S. Strategic Equity Fund 101,303,172
U.S. Small Cap Equity Fund 30,292,013

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 503
may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-
conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
504 Notes to Quarterly Report
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 505
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of January 31, 2023, the Funds had cash collateral balances in connection with TBAs as follows:
Fund Due to Broker
Multi-Strategy Income Fund $ 294,000
Multi-Asset Growth Strategy Fund 492,000

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
506 Notes to Quarterly Report
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with
U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i)
existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the
Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 507
demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
Russell Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell
Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
4. Federal Income Taxes
As of January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Equity Income
Fund
Sustainable
Equity Fund
U.S. Strategic
Equity Fund
Cost of Investments
$ 158,365,226 $ 154,982,057 $ 2,538,333,185
Unrealized Appreciation
$ 66,356,318 $ 50,985,249 $ 639,850,137
Unrealized Depreciation
(2,735,904) (5,893,985) (77,313,108)
Net Unrealized Appreciation (Depreciation)
$ 63,620,414 $ 45,091,264 $ 562,537,029
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Global Equity
Fund
Cost of Investments
$ 863,104,505 $ 1,342,268,868 $ 1,353,834,794
Unrealized Appreciation
$ 134,878,679 $ 91,172,867 $ 226,388,174
Unrealized Depreciation
(48,794,148) (68,347,493) (42,011,826)
Net Unrealized Appreciation (Depreciation)
$ 86,084,531 $ 22,825,374 $ 184,376,348

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
508 Notes to Quarterly Report
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Tax-Managed
U.S. Mid & Small
Cap Fund
Cost of Investments
$ 775,862,657 $ 3,830,604,222 $ 959,341,918
Unrealized Appreciation
$ 148,695,822 $ 2,574,762,976 $ 560,015,139
Unrealized Depreciation
(60,313,723) (20,498,160) (2,772,767)
Net Unrealized Appreciation (Depreciation)
$ 88,382,099 $ 2,554,264,816 $ 557,242,372
Tax-Managed
International
Equity Fund
Tax-Managed
Real Assets
Fund
Opportunistic
Credit Fund
Cost of Investments
$ 2,638,214,979 $ 739,293,109 $ 625,142,155
Unrealized Appreciation
$ 634,955,599 $ 197,209,192 $ 20,016,374
Unrealized Depreciation
(79,854,550) (22,776,720) (87,562,555)
Net Unrealized Appreciation (Depreciation)
$ 555,101,049 $ 174,432,472 $ (67,546,181)
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Investment
Grade Bond
Fund
Cost of Investments
$ 95,042,037 $ 2,715,456,485 $ 1,114,593,643
Unrealized Appreciation
$ 67,504,203 $ 79,671,139 $ 11,596,536
Unrealized Depreciation
(79,291,566) (231,353,664) (36,123,406)
Net Unrealized Appreciation (Depreciation)
$ (11,787,363) $ (151,682,525) $ (24,526,870)
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Tax-Exempt
Bond Fund
Cost of Investments
$ 395,723,450 $ 1,806,797,468 $ 4,617,706,763
Unrealized Appreciation
$ 1,183,731 $ 37,988,115 $ 68,553,786
Unrealized Depreciation
(15,705,602) (131,108,476) (221,999,063)
Net Unrealized Appreciation (Depreciation)
$ (14,521,871) $ (93,120,361) $ (153,445,277)
Global
Infrastructure
Fund
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Cost of Investments
$ 157,039,335 $ 443,078,947 $ 491,637,514
Unrealized Appreciation
$ 25,333,005 $ 64,356,969 $ 24,690,090
Unrealized Depreciation
(340,532) (10,420,255) (15,610,696)
Net Unrealized Appreciation (Depreciation)
$ 24,992,473 $ 53,936,714 $ 9,079,394
Multi-Asset
Growth Strategy
Fund
Multifactor U.S.
Equity Fund
Multifactor
International
Equity Fund
Cost of Investments
$ 814,669,317 $ 384,524,713 $ 224,600,206
Unrealized Appreciation
$ 35,076,956 $ 217,950,662 $ 50,593,161
Unrealized Depreciation
(20,912,557) (15,117,222) (8,543,891)
Net Unrealized Appreciation (Depreciation)
$ 14,164,399 $ 202,833,440 $ 42,049,270
Multifactor Bond
Fund
Cost of Investments
$ 30,368,983
Unrealized Appreciation
$ 89,164
Unrealized Depreciation
(3,519,176)
Net Unrealized Appreciation (Depreciation)
$ (3,430,012)

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2023 (Unaudited)
Notes to Quarterly Report 509
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedules of
Investments. As of January 31, 2023, there were no unfunded loan commitments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com